Registration No. 333-81501
                                                      Registration No. 811-01705

--------------------------------------------------------------------------------

                       SECURITIES AND EXCHANGE COMMISSION
                             WASHINGTON, D.C. 20549
                      ------------------------------------

                                    FORM N-4
REGISTRATION STATEMENT UNDER THE SECURITIES ACT OF 1933                    [   ]

          Pre-Effective Amendment No.                                      [   ]

          Post-Effective Amendment No. 10                                  [ X ]
                                     AND/OR

REGISTRATION STATEMENT UNDER THE INVESTMENT COMPANY ACT OF 1940            [ X ]

          Amendment No. 130
                        (Check appropriate box or boxes)
                        --------------------------------

                               SEPARATE ACCOUNT A
                                       of
           THE EQUITABLE LIFE ASSURANCE SOCIETY OF THE UNITED STATES
                           (Exact Name of Registrant)
                           --------------------------

           THE EQUITABLE LIFE ASSURANCE SOCIETY OF THE UNITED STATES
                              (Name of Depositor)
             1290 Avenue of the Americas, New York, New York 10104
              (Address of Depositor's Principal Executive Offices)

       Depositor's Telephone Number, including Area Code: (212) 554-1234
                           --------------------------


                                   DODIE KENT
                           VICE PRESIDENT AND COUNSEL

            The Equitable Life Assurance Society of the United States
             1290 Avenue of the Americas, New York, New York 10104
                  (Names and Addresses of Agents for Service)
                           --------------------------

                  Please send copies of all communications to:
                               PETER E. PANARITES
                                 Foley & Lardner
                               Washington Harbour
                            3000 K Street, Northwest
                             Washington, D.C. 20007
                           --------------------------

          Approximate Date of Proposed Public Offering:  Continuous.

          It is proposed that this filing will become effective (check appropriate box):

[   ]     Immediately upon filing pursuant to paragraph (b) of Rule 485.

[ X ]     On May 1, 2004 pursuant to paragraph (b) of Rule 485.

[   ]     60 days after filing pursuant to paragraph (a)(1) of Rule 485.

[   ]     On (date) pursuant to paragraph (a)(1) of Rule 485.

[   ]     75 days after filing pursuant to paragraph (a)(2) of Rule 485.

[   ]     On (date) pursuant to paragraph (a)(3) of Rule 485.

If appropriate, check the following box:

[   ]     This post-effective amendment designates a new effective date for previously filed post-effective amendment.

                          ---------------------------

          Title of Securities Being Registered:

               Units of interest in Separate Account under variable annuity contracts.

EQUI-VEST(R)

A combination variable and fixed deferred annuity contract


PROSPECTUS DATED MAY 1, 2004

Please read and keep this prospectus for future reference. It contains important information that you should know before purchasing or taking any other action under your contract. You should read the prospectuses for each Trust which contain important information about the portfolios.



--------------------------------------------------------------------------------


WHAT IS EQUI-VEST(R)?


EQUI-VEST(R) is a deferred annuity contract issued by The Equitable Life Assurance Society of the United States. It provides for the accumulation of retirement savings and for income. The contract also offers death benefit protection and a number of payout options. You invest to accumulate value on a tax-deferred basis in one or more of our variable investment options, our guaranteed interest option or in our fixed maturity options ("investment options"). This contract may not currently be available in all states.



-------------------------------------------------------------------------------
Variable investment options
-------------------------------------------------------------------------------
Fixed income:
-------------------------------------------------------------------------------
o AXA Conservative Allocation            o EQ/Alliance Intermediate Government
o AXA Conservative-Plus Allocation         Securities
o AXA Premier VIP Core Bond              o EQ/Alliance Quality Bond
o AXA Premier VIP High Yield             o EQ/J.P. Morgan Core Bond
                                         o EQ/Money Market
-------------------------------------------------------------------------------
 Domestic stocks
-------------------------------------------------------------------------------
o AXA Aggressive Allocation              o EQ/Capital Guardian U.S. Equity
o AXA Moderate-Plus Allocation           o EQ/Equity 500 Index
o AXA Premier VIP Aggressive Equity      o EQ/Evergreen Omega
o AXA Premier VIP Health Care            o EQ/FI Mid Cap
o AXA Premier VIP Large Cap Core         o EQ/FI Small/Mid Cap Value
  Equity                                 o EQ/Janus Large Cap Growth
o AXA Premier VIP Large Cap Growth       o EQ/Lazard Small Cap Value
o AXA Premier VIP Large Cap Value        o EQ/Marsico Focus
o AXA Premier VIP Small/Mid Cap          o EQ/Mercury Basic Value Equity
  Growth                                 o EQ/MFS Emerging Growth Companies
o AXA Premier VIP Small/Mid Cap Value    o EQ/MFS Investors Trust
o AXA Premier VIP Technology             o EQ/Putnam Growth & Income Value
o EQ/Alliance Common Stock               o EQ/Putnam Voyager
o EQ/Alliance Growth and Income          o EQ/Small Company Index
o EQ/Alliance Premier Growth             o EQ/Technology(1)
o EQ/Alliance Small Cap Growth           o Laudus Rosenberg VIT Value Long/
o EQ/Bernstein Diversified Value           Short Equity(2)
o EQ/Calvert Socially Responsible        o U.S. Real Estate--Class II
o EQ/Capital Guardian Research
-------------------------------------------------------------------------------
 International stocks
-------------------------------------------------------------------------------
o AXA Premier VIP International Equity    o EQ/Emerging Markets Equity
o EQ/Alliance International               o EQ/Mercury International Value
o EQ/Capital Guardian International
-------------------------------------------------------------------------------
Balanced/hybrid
-------------------------------------------------------------------------------
o AXA Moderate Allocation
-------------------------------------------------------------------------------



(1) Subject to shareholder approval, on or about May 14, 2004, we anticipate that the EQ/Technology investment option (the "replaced option"), which invests in a corresponding portfolio of EQ Advisors Trust, will be merged into the AXA Premier VIP Technology investment option (the "surviving option"), which invests in a corresponding portfolio of AXA Premier VIP Trust. At that time, we will move the assets in the replaced option into the surviving option and all allocation elections to the replaced option will be considered allocations to the surviving option.
(2)  Formerly named AXA Rosenberg VIT Value Long/Short Equity.


You may allocate amounts to the variable investment options under your choice of investment method subject to any restrictions. Each variable investment option is a subaccount of Separate Account A. Each variable investment option, in turn, invests in a corresponding securities portfolio of either EQ Advisors Trust, AXA Premier VIP Trust, The Universal Institutional Funds, Inc., or Barr Rosenberg Variable Insurance Trust (the "Trusts"). Your investment results in a variable investment option will depend on the investment performance of the related portfolio.


GUARANTEED INTEREST OPTION. You may allocate amounts to the guaranteed interest option. This option is part of our general account and pays interest at guaranteed rates.

FIXED MATURITY OPTIONS. You may allocate amounts to one or more fixed maturity options. These amounts will receive a fixed rate of interest for a specified period. Interest is earned at a guaranteed rate set by us. We make a market value adjustment (up or down) if you make transfers or withdrawals from a fixed maturity option before its maturity date.

TYPES OF CONTRACTS. We offer the contracts for use as:

o A nonqualified annuity ("NQ") for after-tax contributions only.


o An individual retirement annuity ("IRA"), any of traditional IRA, Roth IRA or Inherited IRA beneficiary continuation contracts ("Inherited IRA").


A minimum contribution of $50 for IRAs ($5,000 for Inherited IRA) and $1,000 for NQ is required to purchase a contract.


Registration statements relating to this offering have been filed with the Securities and Exchange Commission ("SEC"). The statement of additional information ("SAI") dated May 1, 2004, is a part of one of the registration statements. The SAI is available free of charge. You may request one by writing to our processing office or calling 1(800) 628-6673. The SAI has been incorporated by reference into this prospectus. This prospectus and the SAI can also be obtained from the SEC's Web site at http://www.sec.gov. The table of contents for the SAI appears at the back of this prospectus.



The SEC has not approved or disapproved these securities or determined if this prospectus is accurate or complete. Any representation to the contrary is a criminal offense. The contracts are not insured by the FDIC or any other agency. They are not deposits or other obligations of any bank and are not bank guaranteed. They are subject to investment risks and possible loss of principal.


                                                                          X00646

                                                                      Series 800

Contents of this prospectus


--------------------------------------------------------------------------------
EQUI-VEST(R)
--------------------------------------------------------------------------------
Index of key words and phrases                                               4
Who is Equitable Life?                                                       5
How to reach us                                                              6
EQUI-VEST(R) at a glance -- key features                                     8

--------------------------------------------------------------------------------
FEE TABLE                                                                   11
--------------------------------------------------------------------------------

Examples                                                                    14


Condensed financial information                                             17



--------------------------------------------------------------------------------
1. CONTRACT FEATURES AND BENEFITS                                           18
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How you can purchase and contribute to your contract                        18
Owner and annuitant requirements                                            22
How you can make your contributions                                         22
What are your investment options under the contract?                        22
Selecting your investment method                                            28
Allocating your contributions                                               29

Your right to cancel within a certain number of days                        29




--------------------------------------------------------------------------------
2. DETERMINING YOUR CONTRACT'S VALUE                                        31
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Your account value and cash value                                           31
Your contract's value in the variable investment options                    31
Your contract's value in the guaranteed interest option                     31
Your contract's value in the fixed maturity options                         31







-----------------
"We," "our" and "us" refer to Equitable Life.

When we address the reader of this prospectus with words such as "you" and "your," we mean the person who has the right or responsibility that the prospectus is discussing at that point. This is usually the contract owner.

When we use the word "contract" it also includes certificates that are issued under group contracts in some states.


2  Contents of this prospectus

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3. TRANSFERRING YOUR MONEY AMONG INVESTMENT
     OPTIONS                                                                32
--------------------------------------------------------------------------------
Transferring your account value                                             32
Disruptive transfer activity                                                32
Automatic transfer options                                                  33
Investment simplifier                                                       33
Rebalancing your account value                                              33



--------------------------------------------------------------------------------
4. ACCESSING YOUR MONEY                                                     34
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Withdrawing your account value                                              34
How withdrawals are taken from your account value                           34
Surrender of your contract to receive its cash value                        35
Termination                                                                 35
When to expect payments                                                     35
Your annuity payout options                                                 35



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5. CHARGES AND EXPENSES                                                     37
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Charges that Equitable Life deducts                                         37
Charges under the contracts                                                 37
Charges that the Trusts deduct                                              40
Group or sponsored arrangements                                             40

Other distribution arrangements                                             40




--------------------------------------------------------------------------------
6. PAYMENT OF DEATH BENEFIT                                                 41
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Your beneficiary and payment of benefit                                     41
How death benefit payment is made                                           41
Beneficiary continuation option                                             42



--------------------------------------------------------------------------------
7. TAX INFORMATION                                                          44
--------------------------------------------------------------------------------
Overview                                                                    44
Buying a contract to fund a retirement arrangement                          44
Transfers among investment options                                          44
Taxation of nonqualified annuities                                          44
Individual retirement arrangements ("IRAs")                                 46
Roth individual retirement annuities ("Roth IRAs")                          52
Federal and state income tax withholding and
  information reporting                                                     57
Impact of taxes to Equitable Life                                           57

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8. MORE INFORMATION                                                         58
--------------------------------------------------------------------------------
About Separate Account A                                                    58
About the Trusts                                                            58
About our fixed maturity options                                            58
About the general account                                                   59
About other methods of payment                                              59
Dates and prices at which contract events occur                             60
About your voting rights                                                    60
About legal proceedings                                                     61

About our independent auditors                                              61

Financial statements                                                        61
Transfers of ownership, collateral assignments, loans, and
   borrowing                                                                61

Distribution of the contracts                                               61




--------------------------------------------------------------------------------
9. INCORPORATION OF CERTAIN DOCUMENTS
   BY REFERENCE                                                             63
--------------------------------------------------------------------------------
--------------------------------------------------------------------------------
APPENDICES
--------------------------------------------------------------------------------
I -- Condensed financial information                                       A-1
II -- Market value adjustment example                                      B-1
III -- Death benefit example                                               C-1

--------------------------------------------------------------------------------
STATEMENT OF ADDITIONAL INFORMATION
  TABLE OF CONTENTS
--------------------------------------------------------------------------------

                                                  Contents of this prospectus  3

Index of key words and phrases

--------------------------------------------------------------------------------

This index should help you locate more information on the terms used in this prospectus.



                                                  Page

   account value                                    31
   annuitant                                        18
   annuity payout options                           35
   beneficiary                                      41
   business day                                     60
   cash value                                       31
   conduit IRA                                      50
   contract date                                     9
   contract date anniversary                         9
   contract year                                     9
   contributions                                    18
   Contributions to Roth IRAs                       52
     regular contribution                           52
     rollovers and direct transfers                 52
     conversion contributions                       53
     direct transfers                               52
   Contributions to traditional IRAs                46
     regular contribution                           47
     rollovers and transfers                        48
   Disruptive transfer activity                     32
   EQAccess                                          6
   fixed maturity amount                            27
   fixed maturity options                           27
   guaranteed interest option                       27


                                                  Page

   IRA                                           cover
   IRS                                              44
   Inherited IRA                             cover, 30
   investment options                        cover, 22
   market adjusted amount                           27
   market timing                                    32
   market value adjustment                          27
   maturity value                                   27
   NQ                                            cover
   portfolio                                     cover
   processing office                                 6
   ratcheted death benefit                          29
   rate to maturity                                 27
   Required Beginning Date                          50
   Roth IRA                                  cover, 52
   SAI                                           cover
   SEC                                           cover
   TOPS                                              6
   traditional IRA                           cover, 46
   Trusts                                    cover, 58
   unit                                             31
   unit investment trust                            58
   variable investment options                      22


To make this prospectus easier to read, we sometimes use different words than in the contract or supplemental materials. This is illustrated below. Although we do use different words, they have the same meaning in this prospectus as in the contract or supplemental materials. Your financial professional can provide further explanation about your contract.


-------------------------------------------------------------------------------
 Prospectus                     Contract or Supplemental Materials
-------------------------------------------------------------------------------
  fixed maturity options        Guarantee Periods or Fixed Maturity Accounts
  variable investment options   Investment Funds or Investment Divisions
  account value                 Annuity Account Value
  rate to maturity              Guaranteed Rates
  guaranteed interest option    Guaranteed Interest Account
  unit                          Accumulation unit
  unit value                    Accumulation unit value
-------------------------------------------------------------------------------




4 Index of key words and phrases

Who is Equitable Life?

--------------------------------------------------------------------------------

We are The Equitable Life Assurance Society of the United States ("Equitable Life"), a New York stock life insurance corporation. We have been doing business since 1859. Equitable Life is a wholly owned subsidiary of AXA Financial, Inc. (previously, The Equitable Companies). AXA, a French holding company for an international group of insurance and related financial services companies, is the sole shareholder of AXA Financial, Inc. As the sole shareholder, and under its other arrangements with Equitable Life and Equitable Life's parent, AXA exercises significant influence over the operations and capital structure of Equitable Life and its parent. No company other than Equitable Life, however, has any legal responsibility to pay amounts that Equitable Life owes under the contracts.


AXA Financial, Inc. and its consolidated subsidiaries managed approximately
508.31 billion in assets as of December 31, 2003. For over 100 years Equitable Life has been among the largest insurance companies in the United States. We are licensed to sell life insurance and annuities in all fifty states, the District of Columbia, Puerto Rico, and the U.S. Virgin Islands. Our home office is located at 1290 Avenue of the Americas, New York, N.Y. 10104.

Effective on or about September 7, 2004, we expect, subject to regulatory approval, to change the name of "The Equitable Life Assurance Society of the United States" to "AXA Equitable Life Insurance Company." When the name change becomes effective, all references in any current prospectus, prospectus supplement or statement of additional information to "The Equitable Life Assurance Society of the United States" will become references to "AXA Equitable Life Insurance Company." Accordingly, all references to "Equitable Life" or "Equitable" will become references to "AXA Equitable."



                                                       Who is Equitable Life?  5

HOW TO REACH US

You may communicate with our processing office as listed below for the purposes described. Certain methods of contacting us, such as by telephone or electronically may be unavailable or delayed (for example our facsimile service may not be available at all times and/or we may be unavailable due to emergency closing). In addition, the level and type of service available may be restricted based on criteria established by us.


--------------------------------------------------------------------
 FOR NQ AND IRA OWNERS WHO SEND CONTRIBUTIONS
 INDIVIDUALLY BY REGULAR MAIL:
--------------------------------------------------------------------
Equitable Life
EQUI-VEST(R)
Individual Collections
P.O. Box 13459
Newark, NJ 07188-0459


--------------------------------------------------------------------
 FOR NQ AND IRA OWNERS WHO SEND CONTRIBUTIONS
 INDIVIDUALLY BY EXPRESS DELIVERY:
--------------------------------------------------------------------
Equitable Life
c/o Bank One, N.A.
300 Harmon Meadow Boulevard, 3rd Floor
Secaucus, NJ 07094
Attn: Box 13459


--------------------------------------------------------------------
 FOR ALL OTHER COMMUNICATIONS (E.G., REQUESTS FOR
 TRANSFERS, WITHDRAWALS, OR REQUIRED NOTICES) SENT
 BY REGULAR MAIL:
--------------------------------------------------------------------
Equitable Life
EQUI-VEST(R)
P.O. Box 2996
New York, NY 10116-2996


--------------------------------------------------------------------
 FOR ALL OTHER COMMUNICATIONS (E.G., REQUESTS FOR
 TRANSFERS, WITHDRAWALS, OR REQUIRED NOTICES) SENT
 BY EXPRESS DELIVERY:
--------------------------------------------------------------------
Equitable Life
EQUI-VEST(R)
200 Plaza Drive, 2nd Floor
Secaucus, NJ 07094


--------------------------------------------------------------------
 FOR NQ AND IRA CONTRIBUTIONS REMITTED BY EMPLOYERS
 AND SENT BY REGULAR MAIL:
--------------------------------------------------------------------
Equitable Life
EQUI-VEST(R)
Unit Collections
P.O. Box 13463
Newark, New Jersey 07188-0463


--------------------------------------------------------------------
 FOR NQ AND IRA CONTRIBUTIONS REMITTED BY EMPLOYERS
 AND SENT BY EXPRESS DELIVERY:
--------------------------------------------------------------------
Equitable Life
c/o Bank One, N.A.
300 Harmon Meadow Boulevard, 3rd Floor
Secaucus, NJ 07094
Attn: Box 13463


--------------------------------------------------------------------
 REPORTS WE PROVIDE:
--------------------------------------------------------------------
o written confirmation of financial transactions;


o quarterly statements of your contract values as of the close of each calendar quarter (if there has been account activity in that quarter); and
o annual statement of your contract values as of the contract date anniversary (regardless of whether or not there has been account activity).


--------------------------------------------------------------------
 TELEPHONE OPERATED PROGRAM SUPPORT ("TOPS") AND
 EQACCESS SYSTEMS:
--------------------------------------------------------------------
TOPS is designed to provide you with up-to-date information via touch-tone telephone. EQAccess is designed to provide this information through the Internet. You can obtain information on:

o your current account value;

o your current allocation percentages;

o the number of units you have in the variable investment options;

o rates to maturity for the fixed maturity options;

o the daily unit values for the variable investment options; and

o performance information regarding the variable investment options (not available through TOPS).

You can also:

o change your allocation percentages and/or transfer among the variable investment options and the guaranteed interest option;

o elect the investment simplifier (not available through EQAccess);

o change your TOPS personal identification number ("PIN") (not available through EQAccess); and

o change your EQAccess password (not available through TOPS).

TOPS and EQAccess are normally available seven days a week, 24 hours a day. You may use TOPS by calling toll-free 1 (800) 755-7777. You may use EQAccess by visiting our Web site at http://www.AXAonline.com and clicking on EQAccess.
Of course, for reasons beyond our control, these services may sometimes be unavailable.

We have established procedures to reasonably confirm that the instructions communicated by telephone or the Internet are genuine. For example, we will require certain personal identification information


6  Who is Equitable Life?

before we will act on telephone or Internet instructions and we will provide written confirmation of your transfers. If we do not employ reasonable procedures to confirm the genuineness of telephone or Internet instructions, we may be liable for any losses arising out of any act or omission that constitutes negligence, lack of good faith, or willful misconduct. In light of our procedures, we will not be liable for following telephone or Internet instructions we reasonably believe to be genuine.

We reserve the right to limit access to these services if we determine that you engaged in a disruptive transfer activity such as "market timing." (See "Disruptive transfer activity" in "Transferring your money among investment options" later in this prospectus.)

--------------------------------------------------------------------
 CUSTOMER SERVICE REPRESENTATIVE:
--------------------------------------------------------------------

You may also use our toll-free number 1(800) 628-6673 to speak with one of our customer service representatives. Our customer service representatives are available on each business day Monday through Thursday from 8:00 a.m. to 7:00 p.m., and on Fridays until 5:00 p.m., Eastern Time.


Hearing or speech-impaired clients may call the AT&T National Relay Number at
(800) 855-2880 for information about your account. If you have a Telecommunications Device for the Deaf (TDD), you may relay messages or questions to our Customer Service Department at (800) 628-6673, Monday through Thursday from 8:00 a.m. to 7:00 p.m., and on Friday until 5:00 p.m. Eastern Time. AT&T personnel will communicate our reply back to you, via the TDD.


--------------------------------------------------------------------
 TOLL FREE TELEPHONE SERVICE:
--------------------------------------------------------------------
You may reach us toll-free by calling 1(800) 841-0801 for a recording of daily unit values for the variable investment options.


WE REQUIRE THAT THE FOLLOWING TYPES OF COMMUNICATIONS BE ON SPECIFIC FORMS WE PROVIDE FOR THAT PURPOSE:

(1)  conversion of your traditional IRA to a Roth IRA contract;

(2) cancellation of your Roth IRA contract and return to a traditional IRA contract;

(3)  election of the automatic investment program;

(4)  election of the investment simplifier;

(5)  election of the automatic deposit service;

(6)  election of the rebalancing program;


(7)  election of the required minimum distribution automatic withdrawal option;


(8)  election of the beneficiary continuation option;


(9)  election of the principal assurance allocation; and

(10) request for a transfer/rollover of assets or 1035 exchange to another carrier.

WE ALSO HAVE SPECIFIC FORMS THAT WE RECOMMEND YOU USE FOR THE FOLLOWING TYPES OF REQUESTS:

(1) address changes;

(2) beneficiary changes;

(3) transfers among investment options;

(4) change of ownership; and

(5) contract surrender and withdrawal requests.


TO CHANGE OR CANCEL ANY OF THE FOLLOWING WE REQUIRE WRITTEN NOTIFICATION GENERALLY AT LEAST SEVEN CALENDAR DAYS BEFORE THE NEXT SCHEDULED TRANSACTION:

(1) automatic investment program;

(2) investment simplifier;

(3) rebalancing program;

(4) systematic withdrawals; and

(5) the date annuity payments are to begin.

You must sign and date all these requests. Any written request that is not on one of our forms must include your name and your contract number along with adequate details about the notice you wish to give or the action you wish us to take.


SIGNATURES:

The proper person to sign forms, notices and requests would normally be the owner. If there are joint owners, all must sign.


                                                       Who is Equitable Life?  7

EQUI-VEST(R) at a glance -- key features



-----------------------------------------------------------------------------------------------------------------------------------
Professional investment    EQUI-VEST(R) variable investment options invest in different portfolios managed by professional
management                 investment advisers.
-----------------------------------------------------------------------------------------------------------------------------------
Guaranteed interest        o Principal and interest guarantees
option
                           o Interest rates set periodically
-----------------------------------------------------------------------------------------------------------------------------------
Fixed maturity options     o 10 fixed maturity options with maturities ranging from approximately 1 to 10 years.

                           o Each fixed maturity option offers a guarantee of principal and interest rate if you hold it to maturity.
                           --------------------------------------------------------------------------------------------------------
                           If you make any withdrawals (including transfers, surrender or termination of your contract or when we make deductions for charges) from a fixed maturity option before it matures, we will make a market value adjustment, which will increase or decrease any fixed maturity amount you have in that fixed maturity option.
-----------------------------------------------------------------------------------------------------------------------------------
Tax advantages             o On earnings inside the    No tax until you make withdrawals from your contract or receive annuity
                             contract                  payments.

                           o On transfers inside the   No tax on transfers among investment options.
                             contract
                           --------------------------------------------------------------------------------------------------------
                           If you are purchasing an annuity contract as an Individual Retirement Annuity (IRA), you should be aware that such annuities do not provide tax deferral benefits beyond those already provided by the
                           Internal Revenue Code. Before purchasing one of these annuities, you should consider whether its features and benefits beyond tax deferral meet your needs and goals. You may also want to consider the relative features, benefits and costs of these annuities with any other investment that you may use in connection with your retirement plan or arrangement. (For more information, see "Tax information" later in this prospectus.)
-----------------------------------------------------------------------------------------------------------------------------------
Contribution amounts       o NQ:
                             -- $1,000 (initial) or $50 (initial for payroll deduction); $50 (additional).

                           o Traditional IRA and Roth IRA:
                             -- $50 (initial and additional).

                           o Inherited IRA
                             -- $5,000 (minimum) $1,000 (additional).

                           A maximum contribution limitation of $1.5 million generally applies.
-----------------------------------------------------------------------------------------------------------------------------------
Death benefit protection   The contract provides a death benefit for the beneficiary should the annuitant die. The death benefit is equal to the account value or the minimum death benefit, whichever is higher. However, if you elect the optional ratcheted death benefit, the death benefit is equal to the account value or the ratcheted death benefit, whichever is higher.
-----------------------------------------------------------------------------------------------------------------------------------
Access to your money       o Lump sum withdrawals

                           o Several withdrawal options on a periodic basis

                           o Contract surrender
                             You may incur a withdrawal charge for certain withdrawals or if you surrender your contract. You may also incur income tax and a penalty tax.
-----------------------------------------------------------------------------------------------------------------------------------
Payout options             o Fixed annuity payout options

                           o Variable annuity payout options
-----------------------------------------------------------------------------------------------------------------------------------



8 EQUI-VEST(R) at a glance -- key features

-----------------------------------------------------------------------------------------------------------------------------------
Additional features    o Dollar-cost averaging by automatic
                         transfers
                         -- Interest sweep option
                         -- Fixed-dollar option

                       o Automatic investment program

                       o Account value rebalancing (quarterly, semiannually, and annually)

                       o Principal assurance allocation

                       o No charge on transfers among investment options

                       o Waiver of withdrawal charge under certain circumstances
-----------------------------------------------------------------------------------------------------------------------------------
Fees and charges       o Daily charges on amounts invested in the variable investment options for mortality and expense risks and other expenses at an annual rate of 1.20% (2.00% maximum).

                       o $30 ($65 maximum) or during the first two contract years 2% of your account value, plus any amounts previously withdrawn during the contract year, if less; thereafter, $30 per year. If your account value is
                         $25,000 or more for NQ contracts (or $20,000 or more for IRA contracts), we will not deduct the charge. For individuals who own multiple contracts with combined account values of over $100,000, this charge may be waived. See "Annual administrative charge" in "Charges and expenses," later in this prospectus.

                       o Charge for third-party transfer (such as in the case of a trustee-to-trustee transfer for an IRA contract)
                         or exchange (if your contract is exchanged for a contract issued by another insurance company) -- $25 current ($65 maximum) per occurrence.

                       o No sales charge deducted at the time you make contributions.

                       o We deduct a charge equal to 6% of contributions withdrawn if such contributions were made in the current and five prior contract years. There is no charge in any contract year in which the amount of the withdrawal does not exceed 15% of your account value as of the date of the withdrawal minus prior withdrawals in that contract year. Under certain circumstances the withdrawal charge will be waived. They are discussed in "Charges and expenses" later in this prospectus.

                       ------------------------------------------------------------------------------------------------------------
                         The "contract date" is the effective date of a contract. This usually is the business day we receive the properly completed and signed application, along with other required documents, and your initial contribution. Your contract date will be shown in your contract. The 12-month period beginning on your contract date and each 12-month period after that date is a "contract year." The end of each 12-month period is your "contract date anniversary."
                       ------------------------------------------------------------------------------------------------------------

                       o We deduct an annual charge equal to 0.15% of the account value on each contract date anniversary if you elect the optional ratcheted death benefit.

                       o We deduct a charge designed to approximate certain taxes that may be imposed on us, such as premium taxes in your state. The charge is generally deducted from the amount applied to an annuity payout option.

                       o We deduct an annuity administrative fee of $350 from amounts applied to a Variable Immediate Annuity payout option.

                       o Annual expenses of the Trusts' portfolios are calculated as a percentage of the average daily net assets invested in each portfolio. These expenses include management fees ranging from 0.10% to 1.50% annually,
                         12b-1 fees of either 0.25% or 0.35% annually, and other expenses.
-----------------------------------------------------------------------------------------------------------------------------------
Annuitant issue ages   0 - 85 (0 - 70 for Inherited IRA)
-----------------------------------------------------------------------------------------------------------------------------------


THE ABOVE IS NOT A COMPLETE DESCRIPTION OF ALL MATERIAL PROVISIONS OF THE CONTRACT. IN SOME CASES RESTRICTIONS OR EXCEPTIONS APPLY. MAXIMUM EXPENSE LIMITATIONS APPLY TO CERTAIN VARIABLE INVESTMENT OPTIONS, AND RIGHTS ARE RESERVED TO CHANGE OR WAIVE CERTAIN CHARGES WITHIN SPECIFIED LIMITS. ALSO, ALL FEATURES OF THE CONTRACT, INCLUDING ALL VARIABLE INVESTMENT OPTIONS, ARE NOT NECESSARILY AVAILABLE IN YOUR STATE OR AT CERTAIN AGES OR UNDER YOUR INVESTMENT METHOD.


For more detailed information we urge you to read the contents of this prospectus, as well as your contract. Please feel free to speak with your financial professional or call us, if you have any questions.


                                      EQUI-VEST(R) at a glance -- key features 9

OTHER CONTRACTS

We offer a variety of fixed and variable annuity contracts. They may offer features, including investment options, fees and/or charges that are different from those offered by this prospectus. Not every contract is offered through the same distributor. Upon request, your financial professional can show you information regarding other Equitable Life annuity contracts that he or she distributes. You can also contact us to find out more about any of the Equitable Life annuity contracts.


10 EQUI-VEST(R) at a glance -- key features

Fee table

--------------------------------------------------------------------------------

The following tables describe the fees and expenses that you will pay when buying, owning, and surrendering the contract. Each of the charges and expenses is more fully described in "Charges and expenses" later in this prospectus.

The first table describes fees and expenses that you will pay at the time that you surrender the contract, make certain withdrawals, purchase a Variable Immediate Annuity payout option or make certain transfers and exchanges. Charges designed to approximate certain taxes that may be imposed on us, such as premium taxes in your state, may also apply. Charges for certain features shown in the fee table are mutually exclusive.


-----------------------------------------------------------------------------------------------------------------------------------
 Charges we deduct from your account value at the time you request certain transactions
-----------------------------------------------------------------------------------------------------------------------------------
Maximum withdrawal charge as a percentage of contributions withdrawn (deducted
if you surrender your contract or make certain withdrawals).(1)                            6.00%

Charge if you elect a Variable Immediate Annuity payout option                             $350

Charge for third-party transfer or exchange                                                $65 maximum for each occurrence;
                                                                                           currently $25 for each occurrence.



The next table describes the fees and expenses that you will pay periodically during the time that you own the contract, not including underlying Trust portfolio fees and expenses.


-----------------------------------------------------------------------------------------------------------------------------------
Charges we deduct from your variable investment options expressed as an annual percentage of daily net assets
-----------------------------------------------------------------------------------------------------------------------------------
                                                         Maximum         Current
                                                         -------         -------
Mortality and expense risk(2)                            1.65%           0.95%
Other expenses                                           0.35%           0.25%
                                                         ----            ----
Total Separate Account A annual expenses                 2.00%           1.20%
-----------------------------------------------------------------------------------------------------------------------------------


-----------------------------------------------------------------------------------------------------------------------------------
 Charges we deduct from your account value on each contract date anniversary
-----------------------------------------------------------------------------------------------------------------------------------
Maximum annual administrative charge:

  If your account value is less than $25,000 for NQ contracts (or less than $20,000
  for IRA contracts) on the last day of your contract year                                 $65 ($30 current)(3)

  If your account value is $25,000 or more for NQ contracts (or $20,000 or more            $0
  for IRA contracts) on the last day of your contract year

-----------------------------------------------------------------------------------------------------------------------------------
 Charges we deduct from your account value each year if you elect the optional benefit
-----------------------------------------------------------------------------------------------------------------------------------


  Ratcheted death benefit charge (as a percentage of your account value). (This
  charge is deducted annually on each contract date anniversary.)                          0.15%
-----------------------------------------------------------------------------------------------------------------------------------



You also bear your proportionate share of all fees and expenses paid by a "portfolio" that corresponds to any variable investment option you are using. This table shows the lowest and highest total operating expenses charged by any of the portfolios that you will pay periodically during the time that you own the contract. These fees and expenses are reflected in the portfolio's net asset value each day. Therefore, they reduce the investment return of the portfolio and the related variable investment option. Actual fees and expenses are likely to fluctuate from year to year. More detail concerning each portfolio's fees and expenses is contained in the Trust prospectus for the portfolio.




-----------------------------------------------------------------------------------------------------------------------------------
 Portfolio operating expenses expressed as an annual percentage of daily net assets
-----------------------------------------------------------------------------------------------------------------------------------
Total Annual Portfolio Operating Expenses for 2003 (expenses that are deducted             Lowest     Highest
from portfolio assets including management fees, 12b-1 fees, service fees, and/or          ------     -------
other expenses)(4)                                                                         0.56%      10.23%


                                                                    Fee table 11

This table shows the fees and expenses for 2003 as an annual percentage of each portfolio's daily average net assets.



                                                                                               Total                    Net Total
                                                                                               Annual      Fee Waiv-    Annual
                                                                                  Underlying   Expenses    ers and/or   Expenses
                                                   Manage-                        Portfolio    Before      Expense      After
                                                    ment     12b-1   Other        Fees and     Expense     Reimburse-   Expense
 Portfolio Name                                    Fees(5)  Fees(6)  expenses(7)  Expenses(8)  Limitation   ments(9)    Limitations
 AXA PREMIER VIP TRUST:
---------------------------------------------------------------------------------------------------------------------------------
AXA Aggressive Allocation                        0.10%      0.25%     5.91%         1.08%         7.34%      (5.98)%      1.36%
AXA Conservative Allocation                      0.10%      0.25%     9.04%         0.84%        10.23%      (9.13)%      1.10%
AXA Conservative-Plus Allocation                 0.10%      0.25%     4.13%         0.88%         5.36%      (4.21)%      1.15%
AXA Moderate Allocation                          0.10%      0.25%     0.39%         0.86%         1.60%      (0.43)%      1.17%
AXA Moderate-Plus Allocation                     0.10%      0.25%     1.77%         1.13%         3.25%      (1.87)%      1.38%
AXA Premier VIP Aggressive Equity                0.62%      0.25%     0.15%           --          1.02%         --        1.02%
AXA Premier VIP Core Bond                        0.60%      0.25%     0.26%           --          1.11%      (0.16)%      0.95%
AXA Premier VIP Health Care                      1.20%      0.25%     0.48%           --          1.93%      (0.08)%      1.85%
AXA Premier VIP High Yield                       0.59%      0.25%     0.16%           --          1.00%         --        1.00%
AXA Premier VIP International Equity             1.05%      0.25%     0.73%           --          2.03%      (0.23)%      1.80%
AXA Premier VIP Large Cap Core Equity            0.90%      0.25%     0.52%           --          1.67%      (0.32)%      1.35%
AXA Premier VIP Large Cap Growth                 0.90%      0.25%     0.43%           --          1.58%      (0.23)%      1.35%
AXA Premier VIP Large Cap Value                  0.90%      0.25%     0.43%           --          1.58%      (0.23)%      1.35%
AXA Premier VIP Small/Mid Cap Growth             1.10%      0.25%     0.35%           --          1.70%      (0.10)%      1.60%
AXA Premier VIP Small/Mid Cap Value              1.10%      0.25%     0.31%           --          1.66%      (0.06)%      1.60%
AXA Premier VIP Technology                       1.20%      0.25%     0.83%           --          2.28%      (0.43)%      1.85%
---------------------------------------------------------------------------------------------------------------------------------
 EQ ADVISORS TRUST:                                                                   --
---------------------------------------------------------------------------------------------------------------------------------
EQ/Alliance Common Stock                         0.48%      0.25%     0.06%           --          0.79%         --        0.79%
EQ/Alliance Growth and Income                    0.57%      0.25%     0.06%           --          0.88%         --        0.88%
EQ/Alliance Intermediate Government Securities   0.49%      0.25%     0.08%           --          0.82%         --        0.82%
EQ/Alliance International                        0.74%      0.25%     0.13%           --          1.12%      (0.02)%      1.10%
EQ/Alliance Premier Growth                       0.90%      0.25%     0.05%           --          1.20%      (0.04)%      1.16%
EQ/Alliance Quality Bond                         0.52%      0.25%     0.06%           --          0.83%         --        0.83%
EQ/Alliance Small Cap Growth                     0.75%      0.25%     0.07%           --          1.07%         --        1.07%
EQ/Bernstein Diversified Value                   0.64%      0.25%     0.06%           --          0.95%       0.00%       0.95%
EQ/Calvert Socially Responsible                  0.65%      0.25%     0.55%           --          1.45%      (0.40)%      1.05%
EQ/Capital Guardian International                0.85%      0.25%     0.21%           --          1.31%      (0.11)%      1.20%
EQ/Capital Guardian Research                     0.65%      0.25%     0.07%           --          0.97%      (0.02)%      0.95%
EQ/Capital Guardian U.S. Equity                  0.65%      0.25%     0.07%           --          0.97%      (0.02)%      0.95%
EQ/Emerging Markets Equity                       1.15%      0.25%     0.40%           --          1.80%       0.00%       1.80%
EQ/Equity 500 Index                              0.25%      0.25%     0.06%           --          0.56%         --        0.56%
EQ/Evergreen Omega                               0.65%      0.25%     0.25%           --          1.15%      (0.20)%      0.95%
EQ/FI Mid Cap                                    0.70%      0.25%     0.08%           --          1.03%      (0.03)%      1.00%
EQ/FI Small/Mid Cap Value                        0.75%      0.25%     0.10%           --          1.10%       0.00%       1.10%
EQ/J.P. Morgan Core Bond                         0.44%      0.25%     0.08%           --          0.77%       0.00%       0.77%
EQ/Janus Large Cap Growth                        0.90%      0.25%     0.09%           --          1.24%      (0.09)%      1.15%
EQ/Lazard Small Cap Value                        0.75%      0.25%     0.10%           --          1.10%       0.00 %      1.10%
EQ/Marsico Focus                                 0.90%      0.25%     0.07%           --          1.22%      (0.07)%      1.15%
EQ/Mercury Basic Value Equity                    0.60%      0.25%     0.07%           --          0.92%       0.00 %      0.92%
EQ/Mercury International Value                   0.85%      0.25%     0.16%           --          1.26%      (0.01)%      1.25%
EQ/MFS Emerging Growth Companies                 0.65%      0.25%     0.07%           --          0.97%         --        0.97%
EQ/MFS Investors Trust                           0.60%      0.25%     0.11%           --          0.96%      (0.01)%      0.95%
EQ/Money Market                                  0.33%      0.25%     0.06%           --          0.64%         --        0.64%
EQ/Putnam Growth & Income Value                  0.60%      0.25%     0.10%           --          0.95%       0.00 %      0.95%
EQ/Putnam Voyager                                0.65%      0.25%     0.13%           --          1.03%      (0.08)%      0.95%
EQ/Small Company Index                           0.25%      0.25%     0.35%           --          0.85%       0.00%       0.85%
EQ/Technology                                    0.90%      0.25%     0.09%           --          1.24%      (0.09)%      1.15%
---------------------------------------------------------------------------------------------------------------------------------
 BARR ROSENBERG VARIABLE INSURANCE TRUST:
---------------------------------------------------------------------------------------------------------------------------------
Laudus Rosenberg VIT Value Long/Short Equity     1.50%      0.25%     5.80%           --          7.55%      (4.57)%      2.98%
---------------------------------------------------------------------------------------------------------------------------------
 THE UNIVERSAL INSTITUTIONAL FUNDS, INC.:
---------------------------------------------------------------------------------------------------------------------------------
U.S. Real Estate - Class II                      0.80%      0.35%     0.31%           --          1.46%      (0.11)%      1.35%
---------------------------------------------------------------------------------------------------------------------------------





12 Fee table

Notes:

(1) This charge applies to any contribution withdrawn attributable to the current and five prior contract years measured from the date of the withdrawal. This charge is deducted upon a withdrawal of amounts in excess of the 15% free withdrawal amount. Important exceptions and limitations may eliminate or reduce this charge.

(2)  A portion of this charge is for providing the death benefit.

(3) During the first two contract years, this charge, if it applies, is equal to the lesser of $30 or 2% of your account value plus any amount previously withdrawn during the contract year.


(4) "Total Annual Portfolio Operating Expenses" are based, in part, on estimated amounts for options added during the fiscal year 2003 and for the underlying portfolios.

(5) The management fees for each portfolio cannot be increased without a vote of that portfolio's shareholders. See footnote (9) for any expense limitation agreement information.

(6) Portfolio shares are all subject to fees imposed under the distribution plans (the "Rule 12b-1 Plan") adopted by the Trusts pursuant to Rule 12b-1 under the Investment Company Act of 1940. The 12b-1 fee will not be increased for the life of the contracts.

(7) The amounts shown as "Other Expenses" will fluctuate from year to year depending on actual expenses. See footnote (9) for any expense limitation agreement information.

(8) The AXA Allocation variable investment options invest in corresponding portfolios of AXA Premier VIP Trust. Each AXA Allocation portfolio in turn invests in shares of other portfolios of EQ Advisors Trust and AXA Premier VIP Trust (the "underlying portfolios"). Amounts shown reflect each AXA Allocation portfolio's pro rata share of the fees and expenses of the various underlying portfolios in which it invests. The fees and expenses have been estimated based on the respective weighted investment allocations as of 12/31/03. A "--" indicates that the listed portfolio does not invest in underlying portfolios, i.e., it is not an allocation portfolio.

(9) The amounts shown reflect any fee waivers and/or expense reimbursements that apply to each portfolio. A "--" indicates that there is no expense limitation in effect, and "0.00%" indicates that the expense limitation arrangement did not result in a fee waiver or reimbursement. Equitable Life, the manager of AXA Premier VIP Trust and EQ Advisors Trust, has entered into Expense Limitation Agreements with respect to certain portfolios, which are effective through April 30, 2005. Under these Agreements, Equitable Life has agreed to waive or limit its fees and assume other expenses of certain portfolios, if necessary, in an amount that limits such portfolio's Total Annual Expenses (exclusive of interest, taxes, brokerage commissions, capitalized expenditures and extraordinary expenses) to not more than specified amounts. Each portfolio may at a later date make a reimbursement to Equitable Life for any of the management fees waived or limited and other expenses assumed and paid by Equitable Life pursuant to the expense limitation agreement provided that the portfolio's current annual operating expenses do not exceed the operating expense limit determined for such portfolio. Morgan Stanley Investment Management Inc., which does business in certain instances as "Van Kampen," is the manager of The Universal Institutional Funds, Inc. -- U.S. Real Estate Portfolio -- Class II, and has voluntarily agreed to reduce its management fee and/or reimburse the portfolio so that total annual operating expenses of the portfolio (exclusive of investment related expenses, such as foreign country tax expense and interest expense on amounts borrowed) are not more than specified amounts. Van Kampen reserves the right to terminate any waiver and/or reimbursement at any time without notice. Charles Schwab Investment Management, Inc., the manager of Barr Rosenberg Variable Insurance Trust -- Laudus Rosenberg VIT Value Long/Short Equity Portfolio, has voluntarily agreed to reimburse expenses in excess of specified amounts. See the prospectuses for each applicable underlying Trust for more information about the arrangements. In addition, a portion of the brokerage commissions of certain portfolios of AXA Premier VIP Trust and EQ Advisors Trust is used to reduce the applicable portfolio's expenses. If the above table reflected both the expense limitation arrangements plus the portion of the brokerage commissions used to reduce portfolio expenses, the net expenses would be as shown in the table below:






------------------------------------------------
Portfolio Name
------------------------------------------------
   AXA Aggressive Allocation               0.95%
   AXA Conservative Allocation             0.73%
   AXA Conservative-Plus Allocation        0.78%
   AXA Moderate Allocation                 0.79%
   AXA Moderate-Plus Allocation            0.99%
   AXA Premier VIP Aggressive Equity       0.95%
   AXA Premier VIP Health Care             1.84%
   AXA Premier VIP International Equity    1.73%
   AXA Premier VIP Large Cap Core Equity   1.32%
   AXA Premier VIP Large Cap Growth        1.32%
   AXA Premier VIP Large Cap Value         1.28%
   AXA Premier VIP Small/Mid Cap Growth    1.46%
   AXA Premier VIP Small/Mid Cap Value     1.52%


                                                                    Fee table 13


------------------------------------------------
 Portfolio Name
------------------------------------------------
   AXA Premier VIP Technology              1.70%
   EQ/Alliance Common Stock                0.77%
   EQ/Alliance Growth and Income           0.85%
   EQ/Alliance Premier Growth              1.15%
   EQ/Alliance Small Cap Growth            1.03%
   EQ/Calvert Socially Responsible         1.00%
   EQ/Capital Guardian International       1.18%
   EQ/Capital Guardian Research            0.93%
   EQ/Capital Guardian U.S. Equity         0.93%
   EQ/Emerging Markets Equity              1.78%
   EQ/Evergreen Omega                      0.84%
   EQ/FI Mid Cap                           0.88%
   EQ/FI Small/Mid Cap Value               1.04%
   EQ/Lazard Small Cap Value               1.00%
   EQ/Marsico Focus                        1.10%
   EQ/Mercury Basic Value Equity           0.91%
   EQ/Mercury International Value          1.18%
   EQ/MFS Emerging Growth Companies        0.96%
   EQ/MFS Investors Trust                  0.94%
   EQ/Putnam Growth & Income Value         0.93%
   EQ/Putnam Voyager                       0.93%
   EQ/Technology                           1.01%



EXAMPLES

These examples are intended to help you compare the cost of investing in the contract with the cost of investing in other variable annuity contracts. These costs include contract owner transaction expenses, contract fees, separate account annual expenses, and underlying Trust fees and expenses (including underlying portfolio fees and expenses).

The examples below show the expenses that a hypothetical contract owner (who has elected the optional ratcheted death benefit) would pay in the situations illustrated. The annual administrative charge is based on the charges that apply to a mix of estimated contract sizes, resulting in an estimated administrative charge for the purpose of these examples of $6.88 per $10,000.

We assume there is no waiver of the withdrawal charge. Total Separate Account A annual expenses used to compute the examples below are the maximum expenses rather than the lower current expenses discussed in "Charges and expenses" later in this prospectus. For a complete description of portfolio charges and expenses, please see the prospectuses for each Trust.

The fixed maturity options and the guaranteed interest option are not covered by the fee table and examples. However, the annual administrative charge, the withdrawal charge, the third-party transfer or exchange charge, and the charge if you elect a Variable Immediate Annuity payout option do apply to the fixed maturity options and the guaranteed interest option. A market value adjustment (up or down) will apply as a result of a withdrawal, transfer, or surrender of amounts from a fixed maturity option.

These examples should not be considered a representation of past or future expenses for any option. Actual expenses may be greater or less than those shown. Similarly, the annual rate of return assumed in the examples is not an estimate or guarantee of future investment performance.

The examples assume that you invest $10,000 in the contract for the time periods indicated. The examples also assume that your investment has a 5% return each year. Although your actual costs may be higher or lower, based on these assumptions, your costs would be:


14 Fee table

----------------------------------------------------------------------------------------------------------
                                                      If you surrender your contract at the end of the
                                                                   applicable time period
----------------------------------------------------------------------------------------------------------
                                                   1 year        3 years        5 years        10 years
----------------------------------------------------------------------------------------------------------
 AXA PREMIER VIP TRUST:
----------------------------------------------------------------------------------------------------------
AXA Aggressive Allocation                        $ 1,487.34     $ 3,297.00     $ 4,929.20     $ 8,038.92
AXA Conservative Allocation                      $ 1,775.11     $ 4,007.57     $ 5,894.56     $ 9,211.38
AXA Conservative-Plus Allocation                 $ 1,290.17     $ 2,782.10     $ 4,187.24     $ 6,974.84
AXA Moderate Allocation                          $   915.77     $ 1,739.43     $ 2,579.53     $ 4,190.90
AXA Moderate-Plus Allocation                     $ 1,080.07     $ 2,207.61     $ 3,318.56     $ 5,551.39
AXA Premier VIP Aggressive Equity                $   858.01     $ 1,570.85     $ 2,306.70     $ 3,654.13
AXA Premier VIP Core Bond                        $   866.97     $ 1,597.15     $ 2,349.49     $ 3,739.55
AXA Premier VIP Health Care                      $   948.63     $ 1,834.41     $ 2,731.69     $ 4,482.19
AXA Premier VIP High Yield                       $   856.02     $ 1,565.00     $ 2,297.17     $ 3,635.05
AXA Premier VIP International Equity             $   958.59     $ 1,863.06     $ 2,777.36     $ 4,568.50
AXA Premier VIP Large Cap Core Equity            $   922.74     $ 1,759.63     $ 2,611.99     $ 4,253.53
AXA Premier VIP Large Cap Growth                 $   913.78     $ 1,733.65     $ 2,570.24     $ 4,172.93
AXA Premier VIP Large Cap Value                  $   913.78     $ 1,733.65     $ 2,570.24     $ 4,172.93
AXA Premier VIP Small/Mid Cap Growth             $   925.72     $ 1,768.28     $ 2,625.87     $ 4,280.23
AXA Premier VIP Small/Mid Cap Value              $   921.74     $ 1,756.75     $ 2,607.36     $ 4,244.61
AXA Premier VIP Technology                       $   983.48     $ 1,934.41     $ 2,890.67     $ 4,780.35
----------------------------------------------------------------------------------------------------------
 EQ ADVISORS TRUST:
----------------------------------------------------------------------------------------------------------
EQ/Alliance Common Stock                         $   835.11     $ 1,503.42     $ 2,196.58     $ 3,432.23
EQ/Alliance Growth and Income                    $   844.07     $ 1,529.84     $ 2,239.80     $ 3,519.68
EQ/Alliance Intermediate Government Securities   $   838.10     $ 1,512.23     $ 2,211.01     $ 3,461.47
EQ/Alliance International                        $   867.97     $ 1,600.06     $ 2,354.24     $ 3,748.99
EQ/Alliance Premier Growth                       $   875.94     $ 1,623.39     $ 2,392.11     $ 3,824.17
EQ/Alliance Quality Bond                         $   839.09     $ 1,515.17     $ 2,215.81     $ 3,471.20
EQ/Alliance Small Cap Growth                     $   862.99     $ 1,585.46     $ 2,330.49     $ 3,701.68
EQ/Bernstein Diversified Value                   $   851.04     $ 1,550.36     $ 2,273.30     $ 3,587.15
EQ/Calvert Socially Responsible                  $   900.83     $ 1,696.03     $ 2,509.63     $ 4,055.16
EQ/Capital Guardian International                $   886.89     $ 1,655.40     $ 2,443.98     $ 3,926.54
EQ/Capital Guardian Research                     $   853.03     $ 1,556.22     $ 2,282.85     $ 3,606.34
EQ/Capital Guardian U.S. Equity                  $   853.03     $ 1,556.22     $ 2,282.85     $ 3,606.34
EQ/Emerging Markets Equity                       $   935.68     $ 1,797.07     $ 2,672.01     $ 4,368.64
EQ/Equity 500 Index                              $   812.21     $ 1,435.65     $ 2,085.35     $ 3,205.02
EQ/Evergreen Omega                               $   870.96     $ 1,608.82     $ 2,368.46     $ 3,777.26
EQ/FI Mid Cap                                    $   859.01     $ 1,573.77     $ 2,311.46     $ 3,663.66
EQ/FI Small/Mid Cap Value                        $   865.98     $ 1,594.23     $ 2,344.74     $ 3,730.10
EQ/J.P. Morgan Core Bond                         $   833.12     $ 1,497.54     $ 2,186.95     $ 3,412.68
EQ/Janus Large Cap Growth                        $   879.92     $ 1,635.04     $ 2,411.00     $ 3,861.53
EQ/Lazard Small Cap Value                        $   865.98     $ 1,594.23     $ 2,344.74     $ 3,730.10
EQ/Marsico Focus                                 $   877.93     $ 1,629.22     $ 2,401.56     $ 3,842.87
EQ/Mercury Basic Value Equity                    $   848.06     $ 1,541.57     $ 2,258.96     $ 3,558.30
EQ/Mercury International Value                   $   881.91     $ 1,640.86     $ 2,420.44     $ 3,880.16
EQ/MFS Emerging Growth Companies                 $   853.03     $ 1,556.22     $ 2,282.85     $ 3,606.34
EQ/MFS Investors Trust                           $   852.04     $ 1,553.29     $ 2,278.08     $ 3,596.75

------------------------------------------------------------------------------------------------------------
                                                     If you annuitize at the end of the applicable time
                                                                           period
------------------------------------------------------------------------------------------------------------
                                                   1 year        3 years        5 years        10 years
------------------------------------------------------------------------------------------------------------
 AXA PREMIER VIP TRUST:
------------------------------------------------------------------------------------------------------------
AXA Aggressive Allocation                        $ 1,352.99     $ 3,210.16     $ 4,885.19     $ 8,388.92
AXA Conservative Allocation                      $ 1,656.23     $ 3,961.24     $ 5,909.57     $ 9,561.38
AXA Conservative-Plus Allocation                 $ 1,145.23     $ 2,665.95     $ 4,098.21     $ 7,324.84
AXA Moderate Allocation                          $   750.70     $ 1,564.09     $ 2,393.70     $ 4,540.90
AXA Moderate-Plus Allocation                     $   923.83     $ 2,058.82     $ 3,177.11     $ 5,901.39
AXA Premier VIP Aggressive Equity                $   689.84     $ 1,385.95     $ 2,104.53     $ 4,004.13
AXA Premier VIP Core Bond                        $   699.29     $ 1,413.74     $ 2,149.88     $ 4,089.55
AXA Premier VIP Health Care                      $   785.33     $ 1,664.45     $ 2,554.98     $ 4,832.19
AXA Premier VIP High Yield                       $   687.75     $ 1,379.77     $ 2,094.43     $ 3,985.05
AXA Premier VIP International Equity             $   795.82     $ 1,694.73     $ 2,603.40     $ 4,918.50
AXA Premier VIP Large Cap Core Equity            $   758.05     $ 1,585.43     $ 2,428.11     $ 4,603.53
AXA Premier VIP Large Cap Growth                 $   748.60     $ 1,557.98     $ 2,383.85     $ 4,522.93
AXA Premier VIP Large Cap Value                  $   748.60     $ 1,557.98     $ 2,383.85     $ 4,522.93
AXA Premier VIP Small/Mid Cap Growth             $   761.20     $ 1,594.57     $ 2,442.82     $ 4,630.23
AXA Premier VIP Small/Mid Cap Value              $   757.00     $ 1,582.39     $ 2,423.20     $ 4,594.61
AXA Premier VIP Technology                       $   822.05     $ 1,770.12     $ 2,723.50     $ 5,130.35
------------------------------------------------------------------------------------------------------------
 EQ ADVISORS TRUST:
------------------------------------------------------------------------------------------------------------
EQ/Alliance Common Stock                         $   665.71     $ 1,314.70     $ 1,987.82     $ 3,782.23
EQ/Alliance Growth and Income                    $   675.16     $ 1,342.62     $ 2,033.63     $ 3,869.68
EQ/Alliance Intermediate Government Securities   $   668.86     $ 1,324.01     $ 2,003.11     $ 3,811.47
EQ/Alliance International                        $   700.34     $ 1,416.82     $ 2,154.91     $ 4,098.99
EQ/Alliance Premier Growth                       $   708.73     $ 1,441.47     $ 2,195.06     $ 4,174.17
EQ/Alliance Quality Bond                         $   669.91     $ 1,327.11     $ 2,008.20     $ 3,821.20
EQ/Alliance Small Cap Growth                     $   695.09     $ 1,401.39     $ 2,129.75     $ 4,051.68
EQ/Bernstein Diversified Value                   $   682.50     $ 1,364.30     $ 2,069.13     $ 3,937.15
EQ/Calvert Socially Responsible                  $   734.96     $ 1,518.23     $ 2,319.62     $ 4,405.16
EQ/Capital Guardian International                $   720.27     $ 1,475.29     $ 2,250.03     $ 4,276.54
EQ/Capital Guardian Research                     $   684.60     $ 1,370.49     $ 2,079.26     $ 3,956.34
EQ/Capital Guardian U.S. Equity                  $   684.60     $ 1,370.49     $ 2,079.26     $ 3,956.34
EQ/Emerging Markets Equity                       $   771.69     $ 1,625.00     $ 2,491.73     $ 4,718.64
EQ/Equity 500 Index                              $   641.58     $ 1,243.09     $ 1,869.94     $ 3,555.02
EQ/Evergreen Omega                               $   703.49     $ 1,426.07     $ 2,169.98     $ 4,127.26
EQ/FI Mid Cap                                    $   690.89     $ 1,389.04     $ 2,109.58     $ 4,013.66
EQ/FI Small/Mid Cap Value                        $   698.24     $ 1,410.65     $ 2,144.85     $ 4,080.10
EQ/J.P. Morgan Core Bond                         $   663.61     $ 1,308.48     $ 1,977.62     $ 3,762.68
EQ/Janus Large Cap Growth                        $   712.93     $ 1,453.78     $ 2,215.08     $ 4,211.53
EQ/Lazard Small Cap Value                        $   698.24     $ 1,410.65     $ 2,144.85     $ 4,080.10
EQ/Marsico Focus                                 $   710.83     $ 1,447.63     $ 2,205.07     $ 4,192.87
EQ/Mercury Basic Value Equity                    $   679.35     $ 1,355.01     $ 2,053.93     $ 3,908.30
EQ/Mercury International Value                   $   715.03     $ 1,459.93     $ 2,225.08     $ 4,230.16
EQ/MFS Emerging Growth Companies                 $   684.60     $ 1,370.49     $ 2,079.26     $ 3,956.34
EQ/MFS Investors Trust                           $   683.55     $ 1,367.40     $ 2,074.20     $ 3,946.75

--------------------------------------------------------------------------------------------------------
                                                     If you do not surrender your contract at the
                                                          end of the applicable time period
--------------------------------------------------------------------------------------------------------
                                                   1 year        3 years         5 years       10 years
--------------------------------------------------------------------------------------------------------
 AXA PREMIER VIP TRUST:
--------------------------------------------------------------------------------------------------------
AXA Aggressive Allocation                        $ 1,002.99     $ 2,860.16     $ 4,535.19     $ 8,038.92
AXA Conservative Allocation                      $ 1,306.23     $ 3,611.24     $ 5,559.57     $ 9,211.38
AXA Conservative-Plus Allocation                 $   795.23     $ 2,315.95     $ 3,748.21     $ 6,974.84
AXA Moderate Allocation                          $   400.70     $ 1,214.09     $ 2,043.70     $ 4,190.90
AXA Moderate-Plus Allocation                     $   573.83     $ 1,708.82     $ 2,827.11     $ 5,551.39
AXA Premier VIP Aggressive Equity                $   339.84     $ 1,035.95     $ 1,754.53     $ 3,654.13
AXA Premier VIP Core Bond                        $   349.29     $ 1,063.74     $ 1,799.88     $ 3,739.55
AXA Premier VIP Health Care                      $   435.33     $ 1,314.45     $ 2,204.98     $ 4,482.19
AXA Premier VIP High Yield                       $   337.75     $ 1,029.77     $ 1,744.43     $ 3,635.05
AXA Premier VIP International Equity             $   445.82     $ 1,344.73     $ 2,253.40     $ 4,568.50
AXA Premier VIP Large Cap Core Equity            $   408.05     $ 1,235.43     $ 2,078.11     $ 4,253.53
AXA Premier VIP Large Cap Growth                 $   398.60     $ 1,207.98     $ 2,033.85     $ 4,172.93
AXA Premier VIP Large Cap Value                  $   398.60     $ 1,207.98     $ 2,033.85     $ 4,172.93
AXA Premier VIP Small/Mid Cap Growth             $   411.20     $ 1,244.57     $ 2,092.82     $ 4,280.23
AXA Premier VIP Small/Mid Cap Value              $   407.00     $ 1,232.39     $ 2,073.20     $ 4,244.61
AXA Premier VIP Technology                       $   472.05     $ 1,420.12     $ 2,373.50     $ 4,780.35
--------------------------------------------------------------------------------------------------------
 EQ ADVISORS TRUST:
--------------------------------------------------------------------------------------------------------
EQ/Alliance Common Stock                         $   315.71     $   964.70     $ 1,637.82     $ 3,432.23
EQ/Alliance Growth and Income                    $   325.16     $   992.62     $ 1,683.63     $ 3,519.68
EQ/Alliance Intermediate Government Securities   $   318.86     $   974.01     $ 1,653.11     $ 3,461.47
EQ/Alliance International                        $   350.34     $ 1,066.82     $ 1,804.91     $ 3,748.99
EQ/Alliance Premier Growth                       $   358.73     $ 1,091.47     $ 1,845.06     $ 3,824.17
EQ/Alliance Quality Bond                         $   319.91     $   977.11     $ 1,658.20     $ 3,471.20
EQ/Alliance Small Cap Growth                     $   345.09     $ 1,051.39     $ 1,779.75     $ 3,701.68
EQ/Bernstein Diversified Value                   $   332.50     $ 1,014.30     $ 1,719.13     $ 3,587.15
EQ/Calvert Socially Responsible                  $   384.96     $ 1,168.23     $ 1,969.62     $ 4,055.16
EQ/Capital Guardian International                $   370.27     $ 1,125.29     $ 1,900.03     $ 3,926.54
EQ/Capital Guardian Research                     $   334.60     $ 1,020.49     $ 1,729.26     $ 3,606.34
EQ/Capital Guardian U.S. Equity                  $   334.60     $ 1,020.49     $ 1,729.26     $ 3,606.34
EQ/Emerging Markets Equity                       $   421.69     $ 1,275.00     $ 2,141.73     $ 4,368.64
EQ/Equity 500 Index                              $   291.58     $   893.09     $ 1,519.94     $ 3,205.02
EQ/Evergreen Omega                               $   353.49     $ 1,076.07     $ 1,819.98     $ 3,777.26
EQ/FI Mid Cap                                    $   340.89     $ 1,039.04     $ 1,759.58     $ 3,663.66
EQ/FI Small/Mid Cap Value                        $   348.24     $ 1,060.65     $ 1,794.85     $ 3,730.10
EQ/J.P. Morgan Core Bond                         $   313.61     $   958.48     $ 1,627.62     $ 3,412.68
EQ/Janus Large Cap Growth                        $   362.93     $ 1,103.78     $ 1,865.08     $ 3,861.53
EQ/Lazard Small Cap Value                        $   348.24     $ 1,060.65     $ 1,794.85     $ 3,730.10
EQ/Marsico Focus                                 $   360.83     $ 1,097.63     $ 1,855.07     $ 3,842.87
EQ/Mercury Basic Value Equity                    $   329.35     $ 1,005.01     $ 1,703.93     $ 3,558.30
EQ/Mercury International Value                   $   365.03     $ 1,109.93     $ 1,875.08     $ 3,880.16
EQ/MFS Emerging Growth Companies                 $   334.60     $ 1,020.49     $ 1,729.26     $ 3,606.34
EQ/MFS Investors Trust                           $   333.55     $ 1,017.40     $ 1,724.20     $ 3,596.75

                                                                  Fee Table  15

------------------------------------------------------------------------------------------------------------
                                                      If you surrender your contract at the end of the
                                                                   applicable time period
------------------------------------------------------------------------------------------------------------
                                                    1 year        3 years        5 years       10 years
------------------------------------------------------------------------------------------------------------
EQ/Money Market                                  $   820.17     $ 1,459.26     $ 2,124.17     $ 3,284.66
EQ/Putnam Growth & Income Value                  $   851.04     $ 1,550.36     $ 2,273.30     $ 3,587.15
EQ/Putnam Voyager                                $   859.01     $ 1,573.77     $ 2,311.46     $ 3,663.66
EQ/Small Company Index                           $   841.08     $ 1,521.04     $ 2,225.41     $ 3,490.62
EQ/Technology                                    $   879.92     $ 1,635.04     $ 2,411.00     $ 3,861.53
------------------------------------------------------------------------------------------------------------
 BARR ROSENBERG VARIABLE INSURANCE TRUST:
------------------------------------------------------------------------------------------------------------
Laudus Rosenberg VIT Value Long/Short Equity     $ 1,508.25     $ 3,350.26     $ 5,003.93     $ 8,138.29
------------------------------------------------------------------------------------------------------------
 THE UNIVERSAL INSTITUTIONAL FUNDS, INC.:
------------------------------------------------------------------------------------------------------------
U.S. Real Estate - Class II                      $   865.10     $ 1,591.64     $ 2,340.54     $ 3,721.73
------------------------------------------------------------------------------------------------------------

------------------------------------------------------------------------------------------------------------
                                                     If you annuitize at the end of the applicable time
                                                                           period
------------------------------------------------------------------------------------------------------------
                                                    1 year        3 years        5 years        10 years
------------------------------------------------------------------------------------------------------------
EQ/Money Market                                  $   649.97     $ 1,268.04     $ 1,911.08     $ 3,634.66
EQ/Putnam Growth & Income Value                  $   682.50     $ 1,364.30     $ 2,069.13     $ 3,937.15
EQ/Putnam Voyager                                $   690.89     $ 1,389.04     $ 2,109.58     $ 4,013.66
EQ/Small Company Index                           $   672.01     $ 1,333.32     $ 2,018.38     $ 3,840.62
EQ/Technology                                    $   712.93     $ 1,453.78     $ 2,215.08     $ 4,211.53
------------------------------------------------------------------------------------------------------------
 BARR ROSENBERG VARIABLE INSURANCE TRUST:
------------------------------------------------------------------------------------------------------------
Laudus Rosenberg VIT Value Long/Short Equity     $ 1,375.02     $ 3,266.45     $ 4,964.48     $ 8,488.29
------------------------------------------------------------------------------------------------------------
 THE UNIVERSAL INSTITUTIONAL FUNDS, INC.:
------------------------------------------------------------------------------------------------------------
U.S. Real Estate - Class II                      $   697.31     $ 1,407.92     $ 2,140.40     $ 4,071.73
------------------------------------------------------------------------------------------------------------

------------------------------------------------------------------------------------------------------------
                                                     If you do not surrender your contract at the
                                                          end of the applicable time period
--------------------------------------------------------------------------------------------------------
                                                   1 year        3 years         5 years       10 years
--------------------------------------------------------------------------------------------------------
EQ/Money Market                                  $   299.97     $   918.04     $ 1,561.08     $ 3,284.66
EQ/Putnam Growth & Income Value                  $   332.50     $ 1,014.30     $ 1,719.13     $ 3,587.15
EQ/Putnam Voyager                                $   340.89     $ 1,039.04     $ 1,759.58     $ 3,663.66
EQ/Small Company Index                           $   322.01     $   983.32     $ 1,668.38     $ 3,490.62
EQ/Technology                                    $   362.93     $ 1,103.78     $ 1,865.08     $ 3,861.53
--------------------------------------------------------------------------------------------------------
 BARR ROSENBERG VARIABLE INSURANCE TRUST:
--------------------------------------------------------------------------------------------------------
Laudus Rosenberg VIT Value Long/Short Equity     $ 1,025.02   $ 2,916.45       $ 4,614.48     $ 8,138.29
--------------------------------------------------------------------------------------------------------
 THE UNIVERSAL INSTITUTIONAL FUNDS, INC.:
--------------------------------------------------------------------------------------------------------
U.S. Real Estate - Class II                      $   347.31   $ 1,057.92       $ 1,790.40     $ 3,721.73
--------------------------------------------------------------------------------------------------------


16 Fee table

CONDENSED FINANCIAL INFORMATION

Please see Appendix I at the end of this prospectus for the unit values and the number of units outstanding as of the end of the periods shown for each of the variable investment options available as of December 31, 2003.



                                                                    Fee table 17

1. Contract features and benefits

--------------------------------------------------------------------------------

HOW YOU CAN PURCHASE AND CONTRIBUTE TO YOUR CONTRACT
You may purchase a contract by making payments to us that we call "contributions." We require a minimum contribution amount for each type of contract purchased. The minimum contribution amount under our automatic investment program is $20. We discuss the automatic investment program under "About other methods of payment" in "More information" later in this prospectus. The following table summarizes our rules regarding contributions to your contract. All ages in the table refer to the age of the annuitant named in the contract.

--------------------------------------------------------------------------------
The "annuitant" is the person who is the measuring life for determining contract benefits. The annuitant is not necessarily the contract owner.
--------------------------------------------------------------------------------


------------------------------------------------------------------------------------------------------------------------------------
                 Available for annuitant    Minimum                 Source of                        Limitations on
 Contract type   issue ages                 contributions           contributions                    contributions
------------------------------------------------------------------------------------------------------------------------------------
NQ               0 through 85               $1,000 (initial),       o After-tax money.               o For annuitants up to age 83
                                            $50 (additional)                                           at contract issue, additional
                                                                    o Paid to us by check or           contributions may be made
                                                                      transfer of contract value       up to age 84.
                                                                      in a tax deferred exchange
                                                                      under Section 1035 of the      o For annuitants age 84
                                                                      Internal Revenue Code.           through 85 at contract issue,
                                                                                                       additional contributions may
                                                                    o Paid to us by an employer        be made up to one year
                                                                      who establishes a payroll        beyond the annuitant's issue
                                                                      deduction program.               age.
------------------------------------------------------------------------------------------------------------------------------------


18 Contract features and benefits

------------------------------------------------------------------------------------------------------------------------------------
                  Available for annuitant  Minimum                   Source of                      Limitations on
 Contract type    issue ages               contributions             contributions                  contributions
------------------------------------------------------------------------------------------------------------------------------------
Traditional IRA   0 through 85             $50                       o "Regular" traditional IRA    o For annuitants up to age 83
                                           (initial and additional)    contributions either made      at contract issue, additional
                                                                       by you or paid to us by an     contributions (rollover or
                                                                       employer who establishes a     direct transfer) may be made
                                                                       payroll deduction program.     up to age 84.

                                                                     o Additional catch-up          o For annuitants age 84
                                                                       contributions.                 through 85 at contract issue,
                                                                                                      additional contributions
                                                                     o Eligible rollover distribu-    (rollover or direct transfer)
                                                                       tions from TSA contracts or    may be made up to one year
                                                                       other 403(b) arrangements,     beyond the annuitant's issue
                                                                       qualified plans and govern-    age.
                                                                       mental employer EDC plans
                                                                                                    o Regular IRA contributions
                                                                     o Rollovers from another         may not exceed $3,000 for
                                                                       traditional individual         2004. For 2005, the limit is
                                                                       retirement arrangement.        $ 4,000.

                                                                     o Direct custodian-to-         o No regular IRA contributions
                                                                       custodian transfers from       in the calendar year you turn
                                                                       other traditional individual   age 70-1/2 and thereafter.
                                                                       retirement arrangements.
                                                                                                    o Rollover and direct transfer
                                                                                                      contributions after age 70-1/2
                                                                                                      must be net of required
                                                                                                      minimum distributions.

                                                                                                    o Although we accept rollover
                                                                                                      and direct transfer contribu-
                                                                                                      tions under the traditional
                                                                                                      IRA contracts, we intend
                                                                                                      that these contracts be used
                                                                                                      for ongoing regular
                                                                                                      contributions.

                                                                                                    o Additional catch-up contri-
                                                                                                      butions of up to $500 can
                                                                                                      be made for the calendar
                                                                                                      year 2004 or 2005 if the
                                                                                                      owner is at least age 50 but
                                                                                                      under age 70-1/2 at any time
                                                                                                      during the calendar year for
                                                                                                      which the contribution is
                                                                                                      made.
------------------------------------------------------------------------------------------------------------------------------------


                                               Contract features and benefits 19

------------------------------------------------------------------------------------------------------------------------------------
                 Available for annuitant   Minimum                   Source of                      Limitations on
 Contract type   issue ages                contributions             contributions                  contributions
------------------------------------------------------------------------------------------------------------------------------------
Roth IRA         0 through 85              $50                       o Regular after-tax            o For annuitants up to age 83
                                           (initial and additional)    contributions either made      at contract issue, additional
                                                                       by you or paid to us by an     contributions may be made
                                                                       employer who establishes a     up to age 84.
                                                                       payroll deduction program.
Roth IRA                                                                                            o For annuitants age 84
                                                                     o Rollovers from another         through 85 at contract issue,
                                                                       Roth IRA.                      additional contributions may
                                                                                                      be made up to one year
                                                                     o Conversion rollovers from a    beyond the annuitant's issue
                                                                       traditional IRA.               age.

                                                                     o Direct transfers from        o Regular Roth IRA contribu-
                                                                       another Roth IRA.              tions may not exceed
                                                                                                      $3,000 for 2004. For 2005,
                                                                     o Additional catch-up            the limit is $4,000.
                                                                       contributions.
                                                                                                    o Contributions are subject to
                                                                                                      income limits and other tax
                                                                                                      rules. See "Contributions to
                                                                                                      Roth IRAs -- Tax
                                                                                                      information" later in this
                                                                                                      prospectus.

                                                                                                    o Additional catch-up contri-
                                                                                                      butions of up to $500 can
                                                                                                      be made for the calendar
                                                                                                      year 2004 or 2005 if the
                                                                                                      owner is at least age 50 at
                                                                                                      any time during the calendar
                                                                                                      year for which the contribu-
                                                                                                      tion is made.
------------------------------------------------------------------------------------------------------------------------------------



20 Contract features and benefits

------------------------------------------------------------------------------------------------------------------------------------
                   Available for annuitant   Minimum                 Source of                        Limitations on
 Contract type     issue ages                contributions           contributions                    contributions
------------------------------------------------------------------------------------------------------------------------------------
Inherited IRA      0 through 70              o $5,000 (initial)      o (If the contract is a tradi-   o Any additional contributions
(traditional IRA                             o $1,000 (additional)     tional IRA) Direct               must be from same type of
or Roth IRA)                                                           custodian-to-custodian           IRA of same deceased
                                                                       transfers of your interest as    owner.
                                                                       death beneficiary of the
Inherited IRA                                                          deceased owner's tradi-
(traditional IRA                                                       tional individual retirement
or Roth IRA)                                                           arrangement.

                                                                     o (If the contract is a Roth
                                                                       IRA) Direct custodian-to-
                                                                       custodian transfers of your
                                                                       interest as death beneficiary
                                                                       of the deceased owner's
                                                                       Roth IRA.
------------------------------------------------------------------------------------------------------------------------------------



See "Tax information" later in this prospectus for a more detailed discussion of sources of contributions and certain contribution limitations. We may refuse to accept any contribution if the sum of all contributions under all EQUI-VEST(R) series contracts with the same owner or annuitant would then total more than $1,500,000 ($500,000 for owners or annuitants who are 81 and older at contract issue). We may also refuse to accept any contribution if the sum of all contributions under all Equitable Life annuity accumulation contracts with the same owner or annuitant would then total more than $2,500,000.


For information on when contributions are credited, see "Dates and prices at which contract events occur" under "More information" later in this prospectus.


                                               Contract features and benefits 21

OWNER AND ANNUITANT REQUIREMENTS

Under NQ contracts, the annuitant can be different than the owner. A joint owner may also be named. Only natural persons can be joint owners. This means that an entity such as a corporation cannot be a joint owner.

Under traditional and Roth IRA contracts, the owner and annuitant must be the same person. For owner and annuitant requirements for Inherited IRA, see "Inherited IRA beneficiary continuation contract" later in this prospectus.


HOW YOU CAN MAKE YOUR CONTRIBUTIONS

Except as noted below, contributions must be made by check drawn on a U.S. bank, in U.S. dollars, and made payable to Equitable Life. We may also apply contributions made pursuant to a 1035 tax-free exchange or a direct transfer. We do not accept third-party checks endorsed to us except for rollover contributions, tax-free exchanges or trustee checks that involve no refund. All checks are subject to our ability to collect the funds. We reserve the right to reject a payment if it is received in an unacceptable form.

Additional contributions may also be made by wire transfer or our automatic investment program. The method of payment is discussed in detail under "About other methods of payment" in "More information" later in this prospectus.

Your initial contribution must generally be accompanied by an application and any other form we need to process the contribution. If any information is missing or unclear, we will try to obtain that information. If we are unable to obtain all of the information we require within five business days after we receive an incomplete application or form, we will inform the financial professional submitting the application on your behalf. We will then return the contribution to you unless you specifically direct us to keep your contribution until we receive the required information.

Generally, you may make additional contributions at any time. You may do so in single sum amounts, on a regular basis, or as your financial situation permits.

--------------------------------------------------------------------------------
Our "business day" generally is any day on which the New York Stock Exchange is open for trading. A business day does not include any day we choose not to open due to emergency conditions. We may also close early due to emergency conditions.
--------------------------------------------------------------------------------

WHAT ARE YOUR INVESTMENT OPTIONS UNDER THE CONTRACT?

Your investment options are the variable investment options, the guaranteed interest option and the fixed maturity options.

VARIABLE INVESTMENT OPTIONS

Your investment results in any one of the variable investment options will depend on the investment performance of the underlying portfolios. You can lose your principal when investing in the variable investment options. In periods of poor market performance, the net return, after charges and expenses, may result in negative yields, including for the EQ/Money Market variable investment option. Listed below are the currently available portfolios, their investment objectives, and their advisers.

--------------------------------------------------------------------------------
You can choose from among the variable investment options, the guaranteed interest option and the fixed maturity options.
--------------------------------------------------------------------------------

22  Contract features and benefits

PORTFOLIOS OF THE TRUSTS


You should note that some portfolios have objectives and strategies that are substantially similar to those of certain funds that are purchased directly rather than under a variable insurance product such as EQUI-VEST(R). These portfolios may even have the same manager(s) and/or a similar name. However, there are numerous factors that can contribute to differences in performance between two investments, particularly over short periods of time. Such factors include the timing of stock purchases and sales; differences in fund cash flows; and specific strategies employed by the portfolio manager.

Equitable Life serves as the investment manager of the portfolios of AXA Premier VIP Trust and EQ Advisors Trust. As such, Equitable Life oversees the activities of the investment advisers with respect to the Trusts and is responsible for retaining or discontinuing the services of those advisers. The advisers for these portfolios, listed in the chart below, are those who make the investment decisions for each portfolio. The chart also indicates the investment manager for each of the other portfolios.



------------------------------------------------------------------------------------------------------------------------------------
AXA Premier VIP Trust
Portfolio Name                Objective                                                 Adviser(s)
------------------------------------------------------------------------------------------------------------------------------------
AXA AGGRESSIVE ALLOCATION     Seeks long-term capital appreciation.                     o Equitable Life
------------------------------------------------------------------------------------------------------------------------------------
AXA CONSERVATIVE ALLOCATION   Seeks a high level of current income.                     o Equitable Life
------------------------------------------------------------------------------------------------------------------------------------
AXA CONSERVATIVE-PLUS         Seeks current income and growth of capital, with a        o Equitable Life
 ALLOCATION                   greater emphasis on current income.
------------------------------------------------------------------------------------------------------------------------------------
AXA MODERATE ALLOCATION       Seeks long-term capital appreciation and current income.  o Equitable Life
------------------------------------------------------------------------------------------------------------------------------------
AXA MODERATE-PLUS             Seeks long-term capital appreciation and current income,  o Equitable Life
 ALLOCATION                   with a greater emphasis on capital appreciation.
------------------------------------------------------------------------------------------------------------------------------------
AXA PREMIER VIP AGGRESSIVE    Seeks long-term growth of capital.                        o Alliance Capital Management L.P.
 EQUITY                                                                                 o MFS Investment Management
                                                                                        o Marsico Capital Management, LLC
                                                                                        o Provident Investment Counsel, Inc.
------------------------------------------------------------------------------------------------------------------------------------
AXA PREMIER VIP CORE BOND     Seeks a balance of high current income and capital        o BlackRock Advisors, Inc.
                              appreciation, consistent with a prudent level of risk.    o Pacific Investment Management Company
                                                                                          LLC
------------------------------------------------------------------------------------------------------------------------------------
AXA PREMIER VIP HEALTH CARE   Seeks long-term growth of capital.                        o A I M Capital Management, Inc.
                                                                                        o RCM Capital Management LLC
                                                                                        o Wellington Management Company, LLP
------------------------------------------------------------------------------------------------------------------------------------
AXA PREMIER VIP HIGH YIELD    Seeks high total return through a combination of current  o Alliance Capital Management L.P.
                              income and capital appreciation.                          o Pacific Investment Management Company
                                                                                          LLC
------------------------------------------------------------------------------------------------------------------------------------
AXA PREMIER VIP               Seeks long-term growth of capital.                        o Alliance Capital Management L.P., through
 INTERNATIONAL EQUITY                                                                     its Bernstein Investment Research and
                                                                                          Management Unit
                                                                                        o Bank of Ireland Asset Management
                                                                                          (U.S.) Limited
                                                                                        o Marsico Capital Management, LLC
------------------------------------------------------------------------------------------------------------------------------------
AXA PREMIER VIP LARGE CAP     Seeks long-term growth of capital.                        o Alliance Capital Management L.P., through
 CORE EQUITY                                                                              its Bernstein Investment Research and
                                                                                          Management Unit
                                                                                        o Janus Capital Management LLC
                                                                                        o Thornburg Investment Management, Inc.
------------------------------------------------------------------------------------------------------------------------------------


                                               Contract features and benefits 23

Portfolios of the Trusts (continued)
------------------------------------------------------------------------------------------------------------------------------------
AXA Premier VIP Trust
Portfolio Name                   Objective                                              Adviser(s)
------------------------------------------------------------------------------------------------------------------------------------
AXA PREMIER VIP LARGE CAP        Seeks long-term growth of capital.                     o Alliance Capital Management L.P.
 GROWTH                                                                                 o RCM Capital Management LLC
                                                                                        o TCW Investment Management Company
------------------------------------------------------------------------------------------------------------------------------------
AXA PREMIER VIP LARGE CAP        Seeks long-term growth of capital.                     o Alliance Capital Management L.P.
 VALUE                                                                                  o Institutional Capital Corporation
                                                                                        o MFS Investment Management
------------------------------------------------------------------------------------------------------------------------------------
AXA PREMIER VIP SMALL/MID        Seeks long-term growth of capital.                     o Alliance Capital Management L.P.
 CAP GROWTH                                                                             o Franklin Advisers, Inc.
                                                                                        o Provident Investment Counsel, Inc.
------------------------------------------------------------------------------------------------------------------------------------
AXA PREMIER VIP SMALL/MID        Seeks long-term growth of capital.                     o AXA Rosenberg Investment Management LLC
 CAP VALUE                                                                              o TCW Investment Management Company
                                                                                        o Wellington Management Company, LLP
------------------------------------------------------------------------------------------------------------------------------------
AXA PREMIER VIP TECHNOLOGY       Seeks long-term growth of capital.                     o Firsthand Capital Management, Inc.
                                                                                        o RCM Capital Management LLC
                                                                                        o Wellington Management Company, LLP
------------------------------------------------------------------------------------------------------------------------------------
EQ Advisors Trust
Portfolio Name                    Objective                                              Adviser(s)
------------------------------------------------------------------------------------------------------------------------------------
EQ/ALLIANCE COMMON STOCK         Seeks to achieve long-term growth of capital.          o Alliance Capital Management L.P.
------------------------------------------------------------------------------------------------------------------------------------
EQ/ALLIANCE GROWTH AND           Seeks to provide a high total return.                  o Alliance Capital Management L.P.
 INCOME
------------------------------------------------------------------------------------------------------------------------------------
EQ/ALLIANCE INTERMEDIATE         Seeks to achieve high current income consistent with   o Alliance Capital Management L.P.
 GOVERNMENT SECURITIES           relative stability of principal.
------------------------------------------------------------------------------------------------------------------------------------
EQ/ALLIANCE INTERNATIONAL        Seeks to achieve long-term growth of capital.          o Alliance Capital Management L.P.
------------------------------------------------------------------------------------------------------------------------------------
EQ/ALLIANCE PREMIER GROWTH       Seeks to achieve long-term growth of capital.          o Alliance Capital Management L.P.
------------------------------------------------------------------------------------------------------------------------------------
EQ/ALLIANCE QUALITY BOND         Seeks to achieve high current income consistent with   o Alliance Capital Management L.P.
                                 moderate risk to capital.
------------------------------------------------------------------------------------------------------------------------------------
EQ/ALLIANCE SMALL CAP            Seeks to achieve long-term growth of capital.          o Alliance Capital Management L.P.
 GROWTH
------------------------------------------------------------------------------------------------------------------------------------
EQ/BERNSTEIN DIVERSIFIED VALUE   Seeks capital appreciation.                            o Alliance Capital Management L.P.,
                                                                                          through its Bernstein Investment Research
                                                                                          and Management Unit
------------------------------------------------------------------------------------------------------------------------------------
EQ/CALVERT SOCIALLY              Seeks long-term capital appreciation.                  o Calvert Asset Management Company, Inc.
 RESPONSIBLE                                                                              and Brown Capital Management, Inc.
------------------------------------------------------------------------------------------------------------------------------------


24 Contract features and benefits

Portfolios of the Trusts (continued)
------------------------------------------------------------------------------------------------------------------------------------
EQ Advisors Trust
Portfolio Name               Objective                                                  Adviser(s)
------------------------------------------------------------------------------------------------------------------------------------
EQ/CAPITAL GUARDIAN          To achieve long-term growth of capital.                    o Capital Guardian Trust Company
 INTERNATIONAL
------------------------------------------------------------------------------------------------------------------------------------
EQ/CAPITAL GUARDIAN          Seeks to achieve long-term growth of capital.              o Capital Guardian Trust Company
 RESEARCH
------------------------------------------------------------------------------------------------------------------------------------
EQ/CAPITAL GUARDIAN U.S.     Seeks to achieve long-term growth of capital.              o Capital Guardian Trust Company
 EQUITY
------------------------------------------------------------------------------------------------------------------------------------
EQ/EMERGING MARKETS EQUITY   Seeks long-term capital appreciation.                      o Morgan Stanley Investment Management, Inc.
------------------------------------------------------------------------------------------------------------------------------------
EQ/EQUITY 500 INDEX          Seeks a total return before expenses that                  o Alliance Capital Management L.P.
                             approximates the total return performance of the
                             S&P 500 Index, including reinvestment of dividends,
                             at a risk level consistent with that of the
                             S&P 500 Index.
------------------------------------------------------------------------------------------------------------------------------------
EQ/EVERGREEN OMEGA           Seeks long-term capital growth.                            o Evergreen Investment Management Company,
                                                                                          LLC
------------------------------------------------------------------------------------------------------------------------------------
EQ/FI MID CAP                Seeks long-term growth of capital.                         o Fidelity Management & Research Company
------------------------------------------------------------------------------------------------------------------------------------
EQ/FI SMALL/MID CAP VALUE    Seeks long-term capital appreciation.                      o Fidelity Management & Research Company
------------------------------------------------------------------------------------------------------------------------------------
EQ/J.P. MORGAN CORE BOND     Seeks to provide a high total return consistent with       o J.P. Morgan Investment Management Inc.
                             moderate risk to capital and maintenance of liquidity.
------------------------------------------------------------------------------------------------------------------------------------
EQ/JANUS LARGE CAP GROWTH    Seeks long-term growth of capital.                         o Janus Capital Management LLC
------------------------------------------------------------------------------------------------------------------------------------
EQ/LAZARD SMALL CAP VALUE    Seeks capital appreciation.                                o Lazard Asset Management, LLC
------------------------------------------------------------------------------------------------------------------------------------
EQ/MARSICO FOCUS             Seeks long-term growth of capital.                         o Marsico Capital Management, LLC
------------------------------------------------------------------------------------------------------------------------------------
EQ/MERCURY BASIC VALUE       Seeks capital appreciation and secondarily, income.        o Mercury Advisors
 EQUITY
------------------------------------------------------------------------------------------------------------------------------------
EQ/MERCURY INTERNATIONAL     Seeks capital appreciation.                                o Merrill Lynch Investment Managers
 VALUE                                                                                    International Limited
------------------------------------------------------------------------------------------------------------------------------------
EQ/MFS EMERGING GROWTH       Seeks to provide long-term capital growth.                 o MFS Investment Management
 COMPANIES
------------------------------------------------------------------------------------------------------------------------------------
EQ/MFS INVESTORS TRUST       Seeks long-term growth of capital with secondary           o MFS Investment Management
                             objective to seek reasonable current income.
------------------------------------------------------------------------------------------------------------------------------------
EQ/MONEY MARKET              Seeks to obtain a high level of current income,            o Alliance Capital Management L.P.
                             preserve its assets and maintain liquidity.
------------------------------------------------------------------------------------------------------------------------------------
EQ/PUTNAM GROWTH & INCOME    Seeks capital growth. Current income is a secondary        o Putnam Investment Management, LLC
 VALUE                       objective.
------------------------------------------------------------------------------------------------------------------------------------
EQ/PUTNAM VOYAGER            Seeks long-term growth of capital and any increased        o Putnam Investment Management, LLC
                             income that results from this growth.
------------------------------------------------------------------------------------------------------------------------------------


                                               Contract features and benefits 25

Portfolios of the Trusts (continued)
------------------------------------------------------------------------------------------------------------------------------------
EQ Advisors Trust
Portfolio Name                  Objective                                              Adviser(s)
------------------------------------------------------------------------------------------------------------------------------------
EQ/SMALL COMPANY INDEX          Seeks to replicate as closely as possible (before      o Alliance Capital Management L.P.
                                the deduction of portfolio expenses) the total
                                return of the Russell 2000 Index.
------------------------------------------------------------------------------------------------------------------------------------
EQ/TECHNOLOGY                   Seeks to achieve long-term growth of capital.          o Firsthand Capital Management, Inc.
                                                                                       o RCM Capital Management LLC
                                                                                       o Wellington Management Company, LLP
------------------------------------------------------------------------------------------------------------------------------------
Barr Rosenberg Variable
Insurance Trust
Portfolio Name                  Objective                                              Investment Manager/Adviser
------------------------------------------------------------------------------------------------------------------------------------
LAUDUS ROSENBERG VIT VALUE      Seeks to increase the value of your investments        o Charles Schwab Investment Management, Inc.
 LONG/SHORT EQUITY              in bull markets and in bear markets through            o AXA Rosenberg Investment Management LLC
                                strategies that are designed to limit exposure
                                to general equity market risk.
------------------------------------------------------------------------------------------------------------------------------------
The Universal Institutional
Funds, Inc.
Portfolio Name                  Objective                                              Investment Manager
------------------------------------------------------------------------------------------------------------------------------------
U.S. REAL ESTATE -- Class II(1) Seeks to provide above average current income          o Van Kampen(2)
                                and long-term capital appreciation by investing
                                primarily in equity securities of companies in
                                the U.S. real estate industry, including real
                                estate investment trusts.
------------------------------------------------------------------------------------------------------------------------------------



(1) 'Class II' Shares are defined in the current underlying Trust prospectus.

(2) Van Kampen is the name under which Morgan Stanley Investment Management Inc. does business in certain situations.

You should consider the investment objectives, risks and charges and expenses of the portfolios carefully before investing. The prospectuses for the Trusts contain this and other important information about the portfolios. The prospectuses should be read carefully before investing. In order to obtain copies of Trust prospectuses that do not accompany this prospectus, you may call one of our customer service representatives at 1 (800) 628-6673.



26 Contract features and benefits

GUARANTEED INTEREST OPTION

The guaranteed interest option is part of our general account and pays interest at guaranteed rates. We discuss our general account under "More information" later in this prospectus.

We assign an interest rate to each amount allocated to the guaranteed interest option. This rate is guaranteed for a specified period.

Therefore, different interest rates may apply to different amounts in the guaranteed interest option.

We credit interest daily to amounts in the guaranteed interest option. There are three levels of interest in effect at the same time in the guaranteed interest option:

(1) the minimum interest rate guaranteed over the life of the contract,


(2) the annual minimum guaranteed interest rate for the calendar year, and


(3) the current interest rate.


We set current interest rates periodically, according to our procedures that we have in effect at the time. All interest rates are effective annual rates, but before deduction of annual administrative charges or any withdrawal charges.

Generally, the annual minimum guaranteed interest rate for 2004 is equal to the lifetime minimum guaranteed interest rate of your contract. Depending on the state where your contract is issued, your lifetime minimum guaranteed interest rate is either 1.50% or 3.00%. The lifetime minimum guaranteed interest rate is shown in your contract. The annual minimum guaranteed interest rate will never be less than the lifetime minimum guaranteed interest rate. Check with your financial professional as to which rate applies in your state. Current rates will never be less than the annual minimum guaranteed interest rate.



FIXED MATURITY OPTIONS


We offer fixed maturity options with maturity dates ranging from one to ten years. We will not accept allocations to a fixed maturity option if on the date the contribution or transfer is to be applied the rate to maturity is 3%. This means that at points in time there may be no fixed maturity options available. You can allocate your contributions to one or more of these fixed maturity options. However, you may not allocate more than one contribution to any one fixed maturity option. These amounts become part of a non-unitized separate account. They will accumulate interest at the "rate to maturity" for each fixed maturity option. The total amount you allocate to and accumulate in each fixed maturity option is called the "fixed maturity amount." The fixed maturity options are not available in contracts issued in Maryland. For contracts issued in New York, see "Charges and expenses" for information on withdrawal charges when amounts are allocated to the fixed maturity options.


--------------------------------------------------------------------------------
Fixed maturity options generally range from one to ten years to maturity.
--------------------------------------------------------------------------------

The rate to maturity you will receive for each fixed maturity option is the rate to maturity in effect for new contributions allocated to that fixed maturity option on the date we apply your contribution.

On the maturity date of a fixed maturity option, your fixed maturity amount, assuming you have not made any withdrawals or transfers, will equal your contribution to that fixed maturity option plus interest, at the rate to maturity for that contribution. This is the fixed maturity option's "maturity value." Before maturity, the current value we will report for your fixed maturity amount will reflect a market value adjustment. Your current value will reflect the market value adjustment that we would make if you were to withdraw all of your fixed maturity amounts on the date of the report. We call this your "market adjusted amount."


FIXED MATURITY OPTIONS AND MATURITY DATES. We currently offer fixed maturity options ending on June 15th for each of the maturity years 2005 through 2014. Not all of these fixed maturity options will be available for annuitant ages 76 and above. See "Allocating your contributions" below. As fixed maturity options expire, we expect to add maturity years so that generally 10 fixed maturity options are available at any time.


We will not accept allocations to a fixed maturity option if on the date the contribution is to be applied:

o you previously allocated a contribution or made a transfer to the same fixed maturity option; or

o   the rate to maturity is 3%; or

o   the fixed maturity option's maturity date is within 45 days; or

o the fixed maturity option's maturity date is later than the date annuity payments are to begin.

YOUR CHOICES AT THE MATURITY DATE. We will notify you at least 45 days before each of your fixed maturity options is scheduled to mature. At that time, you may choose to have one of the following take place on the maturity date, as long as none of the conditions listed above or in "Allocating your contributions," below would apply:

(a) transfer the maturity value into another available fixed maturity option, or into any of the variable investment options; or

(b) withdraw the maturity value (there may be a withdrawal charge).


If we do not receive your choice on or before the fixed maturity option's maturity date, we will automatically transfer your maturity value into the next available fixed maturity option (or another investment option if we are required to do so by any state regulation). As of February 13, 2004, the next available maturity date was June 15, 2009 (see "About our fixed maturity options" in "More Information," later in this prospectus). We may change our procedures in the future.


MARKET VALUE ADJUSTMENT. If you make any withdrawals (including transfers, surrender or termination of your contract, or when we make deductions for charges) from a fixed maturity option before it matures we will make a market value adjustment, which will increase or decrease any fixed maturity amount you have in that fixed maturity option. The amount of the adjustment will depend on two factors:

(a) the difference between the rate to maturity that applies to the amount being withdrawn and the rate to maturity in effect at that time for new allocations to that same fixed maturity option, and

(b) the length of time remaining until the maturity date.

                                              Contract features and benefits  27

In general, if interest rates rise from the time that you originally allocate an amount to a fixed maturity option to the time that you take a withdrawal, the market value adjustment will be negative. Likewise, if interest rates drop at the end of that time, the market value adjustment will be positive. Also, the amount of the market value adjustment, either up or down, will be greater the longer the time remaining until the fixed maturity option's maturity date. Therefore, it is possible that the market value adjustment could greatly reduce your value in the fixed maturity options, particularly in the fixed maturity options with later maturity dates.

We provide an illustration of the market adjusted amount of specified maturity values, an explanation of how we calculate the market value adjustment, and information concerning our general account and investments purchased with amounts allocated to the fixed maturity options, in "More information" later in this prospectus. Appendix II at the end of this prospectus provides an example of how the market value adjustment is calculated.


SELECTING YOUR INVESTMENT METHOD

You must choose one of the following methods for selecting your investment options:

o MAXIMUM INVESTMENT OPTIONS CHOICE. Under this method, you may allocate contributions or transfer funds to any of the available investment options listed in A and B in the investment options chart. You can make transfers whenever you choose. However, there will be restrictions on the amount you can transfer out of the guaranteed interest option listed in A.

o MAXIMUM TRANSFER FLEXIBILITY. Under this method, you may allocate contributions or transfer funds to any of the available investment options listed in A in the investment options chart and no transfer restrictions will apply.



o TEMPORARY REMOVAL OF TRANSFER RESTRICTIONS THAT APPLY TO THE INVESTMENT METHODS. From time to time, we may remove certain restrictions that apply to your investment method. If we do so, we will tell you. For example, if you elect the "Maximum transfer flexibility" method, for a limited time you will be able to use the fixed income variable investment options listed in group "B" as well as the fixed maturity options. If you elect the "Maximum investment options choice" method, for a limited time there will be no restrictions on the amount you can transfer out of the guaranteed interest option listed in group "A."

We will also tell you at least 45 days in advance of the day that we intend to reimpose the transfer restrictions. When we reimpose the transfer restrictions, if you elect the "Maximum investment options choice" method, limits on transfers out of the guaranteed interest option will again apply. If you elect the "Maximum transfer flexibility" method, you will no longer be permitted to allocate contributions to or transfer amounts into the variable investment options in group "B" (including through our rebalancing program) or the fixed maturity options. However, amounts that are in any investment options that are not available under "Maximum transfer flexibility" can remain in these options.



--------------------------------------------------------------------------------
             Investment Options
--------------------------------------------------------------------------------
                                        A
--------------------------------------------------------------------------------
o Guaranteed Interest Option
--------------------------------------------------------------------------------
 Domestic stocks                         International stocks
--------------------------------------------------------------------------------
o AXA Aggressive Allocation            o AXA Premier VIP International Equity
o AXA Moderate-Plus Allocation         o EQ/Alliance International
o AXA Premier VIP Aggressive Equity    o EQ/Capital Guardian International
o AXA Premier VIP Health Care          o EQ/Emerging Markets Equity
o AXA Premier VIP Large Cap Core       o EQ/Mercury International Value
  Equity
o AXA Premier VIP Large Cap Growth
o AXA Premier VIP Large Cap Value
o AXA Premier VIP Small/Mid Cap
  Growth
o AXA Premier VIP Small/Mid Cap Value
o AXA Premier VIP Technology
o EQ/Alliance Common Stock
o EQ/Alliance Growth and Income
o EQ/Alliance Premier Growth
o EQ/Alliance Small Cap Growth
o EQ/Bernstein Diversified Value
o EQ/Calvert Socially Responsible
o EQ/Capital Guardian Research
o EQ/Capital Guardian U.S. Equity
o EQ/Equity 500 Index
o EQ/Evergreen Omega
o EQ/FI Mid Cap
o EQ/FI Small/Mid Cap
o EQ/Janus Large Cap Growth
o EQ/Lazard Small Cap Value
o EQ/Marsico Focus
o EQ/Mercury Basic Value Equity
o EQ/MFS Emerging Growth Companies
o EQ/MFS Investors Trust
o EQ/Putnam Growth & Income Value
o EQ/Putnam Voyager
o EQ/Small Company Index
o EQ/Technology
o Laudus Rosenberg VIT Value Long/
  Short Equity
o U.S. Real Estate--Class II
--------------------------------------------------------------------------------
Balanced/hybrid
--------------------------------------------------------------------------------
o AXA Moderate Allocation
--------------------------------------------------------------------------------
                                        B
--------------------------------------------------------------------------------
Fixed income
--------------------------------------------------------------------------------
o AXA Conservative Allocation          o EQ/Alliance Quality Bond
o AXA Conservative-Plus Allocation     o EQ/J.P. Morgan Core Bond
o AXA Premier VIP Core Bond            o EQ/Money Market
o AXA Premier VIP High Yield
o EQ/Alliance Intermediate Government
  Securities
--------------------------------------------------------------------------------
Fixed maturity options
--------------------------------------------------------------------------------
 Transfer restrictions apply as indicated above under "Fixed maturity options and maturity dates." Fixed maturity options are not available in
 Maryland.
--------------------------------------------------------------------------------


28  Contract features and benefits

ALLOCATING YOUR CONTRIBUTIONS

Once you have made your investment method choice, you may allocate your contributions to one or more, or all, of the investment options that you have chosen, subject to any restrictions under the investment method you chose. However, you may not allocate more than one contribution to any one fixed maturity option. If the annuitant is age 76 or older, you may only allocate contributions to fixed maturity options with maturities of five years or less. Allocations must be in whole percentages and you may change your allocation percentages at any time. However, the total of your allocations must equal 100%. Once your contributions are allocated to the investment options they become part of your account value. We discuss account value in "Determining your contract's value," later in this prospectus. After your contract is issued, you may request that we add or eliminate any variable investment options that result in transfer restrictions. We reserve the right to deny your request. See "Transferring your money among investment options" later in this prospectus.

o PRINCIPAL ASSURANCE ALLOCATION Under this allocation program, you select a fixed maturity option. We specify the portion of your initial contribution to be allocated to that fixed maturity option in an amount that will cause the maturity value to equal the amount of your entire initial contribution on the fixed maturity option's maturity date. The maturity date you select generally may not be later than 10 years, or earlier than 6 years from your contract date. You allocate the rest of your contribution to the variable investment options however you choose.


For example, if your initial contribution is $10,000, and on February 13, 2004 you chose the fixed maturity option with a maturity date of June 15, 2013, since the rate to maturity was 4.1% on February 13, 2004, we would have allocated $6,870 to that fixed maturity option and the balance to your choice of variable investment options. On the maturity date your value in the fixed maturity option would be $10,000.


The principal assurance allocation is only available for annuitant ages 75 or younger when the contract is issued. If you are purchasing an Equitable Life traditional IRA contract, before you select a maturity year that would extend beyond the year in which you will reach age 70-1/2, you should consider whether your value in the variable investment options, or your other traditional IRA funds are sufficient to meet your required minimum distributions. See "Tax information" later in this prospectus.

YOUR RIGHT TO CANCEL WITHIN A CERTAIN NUMBER OF DAYS

If for any reason you are not satisfied with your contract, you may return it to us for a refund. To exercise this cancellation right you must mail the contract directly to our processing office within 10 days after you receive it. If state law requires, this "free look" period may be longer.


For contributions allocated to the variable investment options, your refund will equal your contributions, reflecting any investment gain or loss that also reflects the daily charges we deduct. For contributions allocated to the guaranteed interest option, your refund will equal the amount of the contributions but will not include interest. For contributions allocated to the fixed maturity options, your refund will equal the amount of the contribution allocated to the fixed maturity options reflecting any positive or negative market value adjustments. Some states require that we refund the full amount of your contribution (not including any investment gain or loss, interest, or market value adjustment). For an IRA contract returned to us within seven days after you receive it, we are required to refund the full amount of your contribution.


We may require that you wait six months before you apply for a contract with us again if:

o   you cancel your contract during the free look period; or

o you change your mind before you receive your contract whether we have received your contribution or not.

Please see "Tax information" later in this prospectus for possible consequences of cancelling your contract.

In addition to the cancellation right described above, if you fully or partially convert an existing traditional IRA contract to a Roth IRA contract, you may cancel your Roth IRA contract and return to a traditional IRA contract. Our processing office, or your financial professional, can provide you with the cancellation instructions. Ask for the form entitled "EQUI-VEST(R) Roth IRA Re-Characterization Form."


DEATH BENEFIT


Your contract provides a death benefit. If you do not elect the ratcheted death benefit described below, the death benefit is equal to the greater of (i) the account value (without adjustment for any otherwise applicable negative market value adjustment) as of the date we receive satisfactory proof of death, any required instructions for the method of payment, information and forms necessary to effect payment or (ii) the "minimum death benefit." The minimum death benefit is equal to your total contributions, adjusted for withdrawals and any withdrawal charges, and any taxes that apply. Depending upon the state where your contract is issued, each withdrawal you make will reduce the amount of your current minimum death benefit on a pro rata basis, in the same manner as described under "Ratcheted death benefit" below.

If you elect the ratcheted death benefit, the death benefit is equal to your account value (without adjustment for any otherwise applicable negative market value adjustment) as of the date we receive satisfactory proof of the annuitant's death, any required instructions for the method of payment, information and forms necessary to effect payment or the ratcheted death benefit on the date of the annuitant's death, less any subsequent withdrawals, withdrawal charges and taxes that apply, whichever provides the highest amount.


RATCHETED DEATH BENEFIT


For an additional fee, you may elect the ratcheted death benefit. On the contract date, your ratcheted death benefit equals your initial contribution. Then, on each third contract date anniversary, until the annuitant is age 85, we will determine your ratcheted death benefit by comparing your current ratcheted death benefit to your account value on that third contract date anniversary. If your account value is higher



                                              Contract features and benefits  29
than your ratcheted death benefit, we will increase your ratcheted death benefit to equal your account value. On the other hand, if your account value on the third contract date anniversary is less than your ratcheted death benefit, we will not adjust your ratcheted death benefit either up or down.

If you make additional contributions, we will increase your current ratcheted death benefit by the dollar amount of the contribution on the date the contribution is allocated to your investment options. If you take a withdrawal from your contract, we will adjust your death benefit on the date you take the withdrawal.


Each withdrawal you make will reduce the amount of your current ratcheted death benefit on a pro rata basis. Reduction on a pro rata basis means that we calculate the percentage of your current account value that is being withdrawn and we reduce your current ratcheted death benefit by that same percentage. For example, if your account value is $30,000 and you withdraw $12,000, you have withdrawn 40% of your account value. If your ratcheted death benefit was $40,000 before the withdrawal, it would be reduced by $16,000 ($40,000 x .40) and your new ratcheted death benefit after the withdrawal would be $24,000 ($40,000 - $16,000). You may only elect the ratcheted death benefit at the time you apply for a contract if the annuitant is not older than age 75 when the contract is issued. Once you elect this benefit, you may not cancel it as long as the contract is in effect.


See Appendix III at the end of this prospectus for an example of how we calculate the death benefit.

Inherited IRA beneficiary continuation contract


This contract is available to an individual beneficiary of a traditional IRA or a Roth IRA where the deceased owner held the individual retirement account or annuity (or Roth individual retirement account or annuity) with an insurance company or financial institution other than Equitable Life. The purpose of the inherited IRA beneficiary continuation contract is to permit the beneficiary to change the funding vehicle that the deceased owner selected ("original IRA") while taking the required minimum distribution payments that must be made to the beneficiary after the deceased owner's death. This contract is intended only for beneficiaries who want to take payments at least annually over their life expectancy. These payments generally must begin (or must have begun) no later than December 31 of the calendar year following the year the deceased owner died. This contract is not suitable for beneficiaries electing the "5-year rule." See "Beneficiary continuation option for traditional IRA and Roth IRA contracts" in "Payment of the death benefit" later in this prospectus. You should discuss with your tax advisor your own personal situation.


The inherited IRA beneficiary continuation contract can only be purchased by a direct transfer of the beneficiary's interest under the deceased owner's original IRA. The owner of the inherited IRA beneficiary continuation contract is the individual who is the beneficiary of the original IRA. (Certain trusts with only individual beneficiaries will be treated as individuals for this purpose). The contract must also contain the name of the deceased owner. In this discussion, "you" refers to the owner of the inherited IRA beneficiary continuation contract.

The inherited IRA beneficiary continuation contract can be purchased whether or not the deceased owner had begun taking required minimum distribution payments during his or her life from the original IRA or whether you had already begun taking required minimum distribution payments of your interest as a beneficiary from the deceased owner's original IRA. You should discuss with your own tax advisor when payments must begin or must be made.

Under the inherited IRA beneficiary continuation contract:

o You must receive payments at least annually (but can elect to receive payments monthly or quarterly). Payments are generally made over your life expectancy determined in the calendar year after the deceased owner's death and determined on a term certain basis.

o The beneficiary of the original IRA will be the annuitant under the inherited IRA beneficiary continuation contract. In the case where the beneficiary is a "See Through Trust," the oldest beneficiary of the trust will be the annuitant.

o An inherited IRA beneficiary continuation contract is not available for annuitants over age 70.

o The initial contribution must be a direct transfer from the deceased owner's original IRA and must be at least $5,000.

o Subsequent contributions of at least $1,000 are permitted, but must be direct transfers of your interest as a beneficiary from another IRA with a financial institution other than Equitable Life, where the deceased owner is the same as under the original IRA contract.

o   You may make transfers among the investment options.

o You may choose at any time to withdraw all or a portion of the account value. Any partial withdrawal must be at least $300. Withdrawal charges will apply as described under "Withdrawal charge" in "Charges and expenses," later in this prospectus.

o   The following  features  mentioned in the prospectus are not available under
    the   inherited   IRA   beneficiary    continuation   contract:    successor
    owner/annuitant, automatic investment program and systematic withdrawals.

o If you die, we will pay to a beneficiary that you choose the greater of the account value or the applicable death benefit.

o Upon your death, your beneficiary has the option to continue taking required minimum distributions based on your remaining life expectancy or to receive any remaining interest in the contract in a lump sum. The option elected will be processed when we receive satisfactory proof of death, any required instructions for the method of payment and any required information and forms necessary to effect payment. If your beneficiary elects to continue to take distributions, we will increase the account value to equal the applicable death benefit if such death benefit is greater than such account value as of the date we receive satisfactory proof of death and any required instructions, information and forms. Thereafter, withdrawal charges will no longer apply. If you had elected the optional ratcheted death benefit, it will no longer be in effect and charges for such benefit will stop.


30  Contract features and benefits

2. Determining your contract's value

--------------------------------------------------------------------------------

YOUR ACCOUNT VALUE AND CASH VALUE
Your "account value" is the total of the: (i) values you have in the variable investment options; (ii) guaranteed interest option; and (iii) market adjusted amounts you have in the fixed maturity options. These amounts are subject to certain fees and charges discussed under "Charges and expenses" later in this prospectus.

Your contract also has a "cash value." At any time before annuity payments begin, your contract's cash value is equal to the account value less (i) any withdrawal charge that may apply and (ii) the total amount or a pro rata portion of the annual administrative charge. Please see "Surrender of your contract to receive its cash value" in "Accessing your money" later in this prospectus.


YOUR CONTRACT'S VALUE IN THE VARIABLE INVESTMENT OPTIONS

Each variable investment option invests in shares of a corresponding portfolio. Your value in each variable investment option is measured by "units." The value of your units will increase or decrease as though you had invested it in the corresponding portfolio's shares directly. Your value, however, will be reduced by the amount of the fees and charges that we deduct under the contract.

--------------------------------------------------------------------------------
Units measure your value in each variable investment option.
--------------------------------------------------------------------------------
The unit value for each variable investment option depends on the investment performance of that option minus daily charges for mortality and expense risks and other expenses. On any day, your value in any variable investment option equals the number of units credited to that option, adjusted for any units purchased for or deducted from your contract under that option, multiplied by that day's value for one unit. The number of your contract units in any variable investment option does not change unless they are:

(i)   increased to reflect additional contributions;

(ii)  decreased to reflect a withdrawal (plus applicable withdrawal charges);
      or

(iii) increased to reflect a transfer into, or decreased to reflect a transfer out of a variable investment option.

In addition, when we deduct the annual administrative charge, third-party transfer or exchange charge, or the ratcheted death benefit charge, we will reduce the number of units credited to your contract. A description of how unit values are calculated is found in the SAI.


YOUR CONTRACT'S VALUE IN THE GUARANTEED INTEREST OPTION

Your value in the guaranteed interest option at any time will equal: your contributions and transfers to that option, plus interest, minus withdrawals and transfers out of the option, and charges we deduct.

YOUR CONTRACT'S VALUE IN THE FIXED MATURITY OPTIONS

Your value in each fixed maturity option at any time before the maturity date is the market adjusted amount in each option. This is equivalent to your fixed maturity amount increased or decreased by the market value adjustment. Your value, therefore, may be higher or lower than your contributions (less withdrawals) accumulated at the rate to maturity. At the maturity date, your value in the fixed maturity option will equal its maturity value.


                                           Determining your contract's value  31

3. Transferring your money among investment options

--------------------------------------------------------------------------------

TRANSFERRING YOUR ACCOUNT VALUE
At any time before the date annuity payments are to begin, you can transfer some or all of your account value among the investment options, subject to the following:

o You must transfer at least $300 of account value or, if less, the entire amount in the investment option. We may waive the $300 requirement.

o You may not transfer to a fixed maturity option in which you already have value.

o You may not transfer to a fixed maturity option that has a rate to maturity of 3%.

o If the annuitant is age 76 or older, you must limit your transfers to fixed maturity options to those with maturities of five years or less. You may not transfer to a fixed maturity option if its maturity date is later than the date annuity payments are to begin.

o If you make transfers out of a fixed maturity option other than at its maturity date the transfer will cause a market value adjustment.

o If you choose the maximum investment options choice method for selecting investment options, the maximum amount you may transfer in any contract year from the guaranteed interest option to any other investment option is
    (a) 25% of the amount you had in the guaranteed interest option on the last day of the prior contract year or, if greater, (b) the total of all amounts you transferred from the guaranteed interest option to any other investment option in the prior contract year.

o If you transfer money from another financial institution into the guaranteed interest option during your first contract year, and if you have selected maximum investment options choice, you may, during the balance of that contract year, transfer up to 25% of such initial guaranteed interest option balance to any other investment option.

Subject to the terms of your contract, upon advance notice, we may change or establish additional restrictions on transfers among the investment options, including limitations on the number, frequency, or dollar amount of transfers. A transfer request does not change your percentages for allocating current or future contributions among the investment options.

You may request a transfer in writing or by telephone using TOPS or online using EQAccess. You must send in all signed written requests directly to our processing office. Transfer requests should specify:

(1) the contract number,

(2) the dollar amounts to be transferred, and

(3) the investment options to and from which you are transferring.

We will confirm all transfers in writing.


DISRUPTIVE TRANSFER ACTIVITY

Frequent transfers, including market timing and other program trading strategies, may be disruptive to the underlying portfolios in which the variable investment options invest. Disruptive transfer activity may hurt the long term performance of a portfolio by, for example, requiring it to maintain larger amounts of cash or to liquidate portfolio holdings at a disadvantageous time or price. We currently use the procedures described below to discourage disruptive transfer activity in AXA Premier VIP Trust and EQ Advisors Trust. You should understand, however, that these procedures are subject to the following limitations: (1) they do not eliminate the possibility that disruptive transfer activity, including market timing, will occur or that portfolio performance will be affected by such activity; (2) the design of these procedures involves inherently subjective judgments, which we and AXA Premier VIP Trust and EQ Advisors Trust seek to make in a fair and reasonable manner consistent with interests of all policy and contract owners. Certain frequent transfer activities attempt to exploit inefficiencies in how portfolio securities are valued. Please see the prospectuses for the underlying portfolios for more information on how portfolio shares are priced.

If we determine that your transfer patterns are disruptive, we may, among other things, restrict the availability of personal telephone requests, facsimile transmissions, automated telephone services, Internet services or any electronic transfer services. We may also refuse to act on transfer instructions of an agent who is acting on behalf of one or more owners. In making these determinations, we may consider the combined transfer activity of annuity contracts and life insurance policies that we believe are under common ownership, control or direction.

We currently consider transfers into and out of (or vice versa) the same variable investment option within a five business day period as potentially disruptive transfer activity. In order to reduce disruptive activity, we monitor the frequency of transfers, including the size of transfers in relation to portfolio assets, in each underlying portfolio. When a potentially disruptive transfer into or out of a portfolio occurs on a day when the portfolio's aggregate deposits or aggregate redemptions exceed our monitoring threshold, we may take the actions described above to restrict availability of voice, fax and automated transaction services. We currently apply such action for the remaining life of each affected contract. We also currently provide a letter to owners who have engaged in disruptive transfer activity of our intention to restrict access to communication services. However, we may not continue to provide such letters. We may also, in our sole discretion and without further notice, change what we consider potentially disruptive transfer activity and our monitoring procedures and thresholds, as well as change our procedures to restrict this activity.

Our ability to monitor potentially disruptive transfer activity is limited in certain circumstances. Group annuity contracts may be owned by retirement plans on whose behalf we provide transfer instructions on an omnibus (aggregate) basis, which may mask the disruptive transfer activity of individual plan participants, and/or interfere with our ability to restrict communication services. Also, underlying portfolios that are



32 Transferring your money among investment options not in AXA Premier VIP Trust or EQ Advisors Trust may be available for investment through companies that may have policies and procedures regarding disruptive transfer activity that are different from ours. Please see the prospectuses for those underlying portfolios for more information.



AUTOMATIC TRANSFER OPTIONS


INVESTMENT SIMPLIFIER

You may choose from two automatic options for transferring amounts from the guaranteed interest option to the variable investment options. The transfer options are the "fixed-dollar option" and the "interest sweep." You may select one or the other, but not both.

FIXED-DOLLAR OPTION. Under this option you may elect to have a fixed-dollar amount transferred out of the guaranteed interest option and into the variable investment options of your choice on a monthly basis. You can specify the number of monthly transfers or instruct us to continue to make monthly transfers until all available amounts in the guaranteed interest option have been transferred out.

In order to elect the fixed-dollar option, you must have a minimum of $5,000 in the guaranteed interest option on the date we receive your election form at our processing office. You also must elect to transfer at least $50 per month. The fixed-dollar option is subject to the guaranteed interest option transfer limitation described above.

INTEREST SWEEP. Under the interest sweep, we will make transfers on a monthly basis from amounts in the guaranteed interest option. The amount we will transfer will be the interest credited to amounts you have in the guaranteed interest option from the last business day of the prior month to the last business day of the current month. You must have at least $7,500 in the guaranteed interest option on the date we receive your election and on the last business day of each month thereafter to participate in the interest sweep option.

The fixed-dollar option and the interest sweep feature are forms of dollar-cost averaging. Dollar-cost averaging allows you to gradually allocate amounts to the variable investment options by periodically transferring approximately the same dollar amount to the variable investment options you select. This will cause you to purchase more units if the unit's value is low and fewer units if the unit's value is high. Therefore, you may get a lower average cost per unit over the long term. This plan of investing, however, does not guarantee that you will earn a profit or be protected against losses.

WHEN YOUR PARTICIPATION IN THE INVESTMENT SIMPLIFIER WILL END. Your participation in the investment simplifier will end:

o Under the fixed-dollar option, when either the number of designated monthly transfers have been completed or the amount you have available in the guaranteed interest option has been transferred out.

o Under the interest sweep, when the amount you have in the guaranteed interest option falls below $7,500 (determined on the last business day of the month) for two months in a row.

o Under either option, on the date we receive at our processing office, your written request to cancel automatic transfers, or on the date your contract terminates.

REBALANCING YOUR ACCOUNT VALUE

We currently offer a rebalancing program that you can use to automatically reallocate your account value among the variable investment options. You must tell us:

(a) the percentage you want invested in each variable investment option (whole percentages only), and

(b) how often you want the rebalancing to occur (quarterly, semiannually, or annually).

While your rebalancing program is in effect, we will transfer amounts among each variable investment option so that the percentage of your account value that you specify is invested in each option at the end of each rebalancing date. Your entire account value in the variable investment options must be included in the rebalancing program.

--------------------------------------------------------------------------------
Rebalancing does not assure a profit or protect against loss. You should periodically review your allocation percentages as your needs change. You may want to discuss the rebalancing program with your financial professional and/or financial adviser before electing the program.
--------------------------------------------------------------------------------

You may elect the rebalancing program at any time. To be eligible, you must have at least $5,000 of account value in the variable investment options. Rebalancing is not available for amounts you have allocated in the guaranteed interest option or in the fixed maturity options.

If you request a transfer while the rebalancing program is in effect, we will process the transfer as requested. The rebalancing program will then remain in effect unless you request in writing that it be cancelled.

You may change your allocation instructions or cancel the program at any time.

                            Transferring your money among investment options  33

4. Accessing your money

--------------------------------------------------------------------------------

WITHDRAWING YOUR ACCOUNT VALUE
You have several ways to withdraw your account value before annuity payments begin. The table below shows the methods available under each type of contract. More information follows the table. For the tax consequences of taking withdrawals, see "Tax information" later in this prospectus.




--------------------------------------------------------------------------------
                             Method of Withdrawal
--------------------------------------------------------------------------------
                                                   Minimum
      Contract        Lump sum      Systematic   distribution
--------------------------------------------------------------------------------
NQ                     Yes            Yes             No
--------------------------------------------------------------------------------
traditional IRA        Yes            Yes            Yes
--------------------------------------------------------------------------------
Roth IRA               Yes            Yes             No
--------------------------------------------------------------------------------


LUMP SUM WITHDRAWALS
(All Contracts)

You may take lump sum withdrawals from your account value at any time while the annuitant is living and before annuity payments begin. The minimum amount you may withdraw at any time is $300. If you request a withdrawal that leaves your account value less than $500, we may treat it as a request to surrender the contract for its cash value. See "Surrender of your contract to receive its cash value" below.

Lump sum withdrawals in excess of the 15% free withdrawal amount may be subject to a withdrawal charge (see "15% free withdrawal amount" in "Charges and expenses" later in this prospectus).


SYSTEMATIC WITHDRAWALS
(All Contracts)

If you have at least $20,000 of account value in the variable investment options and the guaranteed interest option, you may take systematic withdrawals on a monthly or quarterly basis. The minimum amount you may take for each withdrawal is $250. We will make the withdrawals on any day of the month that you select as long as it is not later than the 28th day of the month. If you do not select a date, your withdrawals will be made on the first day of the month. A check for the amount of the withdrawal will be mailed to you or, if you prefer, we will electronically transfer the money to your checking account.

You may withdraw either the amount of interest earned in the guaranteed interest option or a fixed-dollar amount from either the variable investment options or the guaranteed interest option. If you elect the interest option, a minimum of $20,000 must be maintained in the guaranteed interest option. If you elect the fixed-dollar option, you do not have to maintain a minimum amount.

If you choose to have a fixed dollar amount taken from the variable investment options, you may elect to have the amount of the withdrawal subtracted from your account value in one of three ways:

(1) pro rata from more than one variable investment option (without using up your total value in those options); or

(2) pro rata from more than one variable investment option (until your value in those options is used up); or

(3) you may specify a dollar amount from only one variable investment option.

You can cancel the systematic withdrawal option at any time.

Amounts withdrawn in excess of the 15% free withdrawal amount may be subject to a withdrawal charge.


LIFETIME MINIMUM DISTRIBUTION WITHDRAWALS
(Traditional IRA contracts -- See "Tax information" later in this prospectus)

We offer the minimum distribution withdrawal option to help you meet lifetime required minimum distributions under federal income tax rules. You may elect this option in the year in which you reach age 70-1/2 and have account value in the variable investment options and the guaranteed interest option of at least $2,000. The minimum amount we will pay out is $300, or if less, your account value. If your account value is less than $500 after the withdrawal, we may terminate your contract and pay you its cash value. Currently, minimum distribution withdrawal payments will be made annually. See "Required minimum distributions" under "Individual retirement arrangements ("IRAs") in "Tax information" later in this prospectus.

Currently, we do not impose a withdrawal charge on minimum distribution withdrawals if you are enrolled in our required minimum distribution automatic withdrawal option. The minimum distribution withdrawal will be taken into account in determining if any subsequent withdrawal taken in the same contract year exceeds the 15% free withdrawal amount.

--------------------------------------------------------------------------------
We will send to traditional IRA owners a form outlining the minimum distribution options available in the year you reach age 70-1/2 (if you have not begun your annuity payments before that time).
--------------------------------------------------------------------------------

HOW WITHDRAWALS ARE TAKEN FROM YOUR ACCOUNT VALUE

Unless you specify otherwise, we will subtract your withdrawals on a pro rata basis from your values in the variable investment options and the guaranteed interest option. If there is insufficient value or no value in the variable investment options and the guaranteed interest option, any additional amount of the withdrawal required or the total amount of the withdrawal will be withdrawn from the fixed maturity options in order of the earliest maturity date(s). A market value adjustment will apply if withdrawals are taken from the fixed maturity options.


AUTOMATIC DEPOSIT SERVICE

If you are receiving required minimum distribution payments from a traditional IRA contract, you may use our automatic deposit service.

34  Accessing your money

Under this service we will automatically deposit the required minimum distribution payment from your traditional IRA contract directly into an existing EQUI-VEST(R) NQ or Roth IRA or an existing EQUI-VEST(R) ExpressSM NQ or Roth IRA contract according to your allocation instructions. Please note that you must have compensation or earned income for the year of the contribution to make regular contributions to Roth IRAs. See "Tax information" later in this prospectus.


DEPOSIT OPTION FOR NQ CONTRACTS ONLY

You can elect the deposit option for your benefit while you live, or for the benefit of your beneficiary.

Proceeds from your NQ contract can be deposited with us for a period you select (including one for as long as the annuitant lives). We will hold the amounts in our general account. We will credit interest on the amounts at a guaranteed rate for the specified period. We will pay out the interest on the amount deposited at least once each year.

If you elect this option for your benefit, you deposit the amount with us that you would otherwise apply to an annuity payout option. If you elect this option for your beneficiary before the annuitant's death, death benefit proceeds can be left on deposit with us subject to certain restrictions, instead of being paid out to the beneficiary.

Other restrictions apply to the deposit option. Your financial professional can provide more information about this option, or you may call our processing office.


SURRENDER OF YOUR CONTRACT TO RECEIVE ITS CASH VALUE

You may surrender your contract to receive its cash value at any time while the annuitant is living and before you begin to receive annuity payments. For a surrender to be effective, we must receive your written request and your contract at our processing office. We will determine your cash value on the date we receive the required information. All benefits under the contract will terminate as of that date.

You may receive your cash value in a single sum payment or apply it to one or more of the annuity payout options. See "Your annuity payout options" below. We will usually pay the cash value within seven calendar days, but we may delay payment as described in "When to expect payments" below. For the tax consequences of surrenders, see "Tax information" later in this prospectus.


TERMINATION

We may terminate your contract and pay you the cash value if:

(1) your account value is less than $500 and you have not made contributions to your contract for a period of three years; or

(2) you request a lump sum withdrawal that reduces your account value to an amount less than $500; or

(3) you have not made any contributions within 120 days from your contract date.


WHEN TO EXPECT PAYMENTS

Generally, we will fulfill requests for payments out of the variable investment options within seven calendar days after the date of the transaction to which the request relates. These transactions may include applying proceeds to a variable annuity payout option, payment of a death benefit, payment of any amount you withdraw (less any withdrawal charge) and, upon surrender or termination, payment of the cash value. We may postpone such payments or applying proceeds for any period during which:

(1) the New York Stock Exchange is closed or restricts trading,

(2) sales of securities or determination of the fair value of a variable investment option's assets is not reasonably practicable because of an emergency, or

(3) the SEC, by order, permits us to defer payment to protect people remaining in the variable investment options.

We can defer payment of any portion of your values in the guaranteed interest option and the fixed maturity options (other than for death benefits) for up to six months while you are living. We also may defer payments for a reasonable amount of time (not to exceed 15 days) while we are waiting for a contribution check to clear.

All payments are made by check and are mailed to you (or the payee named in a tax-free exchange) by U.S. mail, unless you request that we use an express delivery service at your expense.


YOUR ANNUITY PAYOUT OPTIONS

EQUI-VEST(R) offers you several choices of annuity payout options. Some enable you to receive fixed annuity payments, and others enable you to receive variable annuity payments.

You can choose from among the annuity payout options listed below. Restrictions may apply, depending on the type of contract you own or the annuitant's age at contract issue.


ANNUITY PAYOUT OPTIONS



--------------------------------------------------------------------------------
Fixed annuity payout options        o Life annuity
                                    o Life annuity with period certain
                                    o Life annuity with refund certain
                                    o Period certain annuity
--------------------------------------------------------------------------------
Variable Immediate Annuity payout   o Life annuity (not available in New York)
   options                          o Life annuity with period certain
--------------------------------------------------------------------------------


o Life annuity: An annuity that guarantees payments for the rest of the annuitant's life. Payments end with the last monthly payment before the annuitant's death. Because there is no continuation of benefits following the annuitant's death with this payout option, it provides the highest monthly payment of any of the life annuity options, so long as the annuitant is living.

o Life annuity with period certain: An annuity that guarantees payments for the rest of the annuitant's life. If the annuitant dies before the end of a selected period of time ("period certain"), payments continue to the beneficiary for the balance of the period certain. The


                                                        Accessing your money  35
    period certain cannot extend beyond the annuitant's life expectancy or the joint life expectancy of the annuitant and the joint annuitant. A life annuity with a period certain is the form of annuity under the contracts that you will receive if you do not elect a different payout option. In this case, the period certain will be based on the annuitant's age and will not exceed 10 years or the annuitant's life expectancy.

o Life annuity with refund certain: An annuity that guarantees payments for the rest of the annuitant's life. If the annuitant dies before the amount applied to purchase the annuity option has been recovered, payments to the beneficiary will continue until that amount has been recovered. This payout option is available only as a fixed annuity.

o Period certain annuity: An annuity that guarantees payments for a specific period of time, usually 5, 10, 15, or 20 years. This guarantee period may not exceed the annuitant's life expectancy. This option does not guarantee payments for the rest of the annuitant's life. It does not permit any repayment of the unpaid principal, so you cannot elect to receive part of the payments as a single sum payment with the rest paid in monthly annuity payments. This payout option is available only as a fixed annuity.

The life annuity, life annuity with period certain, and life annuity with refund certain payout options are available on a single life or joint and survivor life basis. The joint and survivor life annuity guarantees payments for the rest of the annuitant's life and, after the annuitant's death, payments continue to the survivor. We may offer other payout options not outlined here. Your financial professional can provide details.

FIXED ANNUITY PAYOUT OPTION

With fixed annuities, we guarantee fixed annuity payments that will be based either on the tables of guaranteed annuity payments in your contract or on our then current annuity rates, whichever is more favorable for you.

VARIABLE IMMEDIATE ANNUITY PAYOUT OPTIONS

Variable Immediate Annuities are described in a separate prospectus that is available from your financial professional. Before you select a Variable Immediate Annuity payout option, you should read the prospectus which contains important information that you should know.


Variable Immediate Annuities may be funded through your choice of available variable investment options investing in portfolios of EQ Advisors Trust and AXA Premier VIP Trust. The contract also offers a fixed income annuity payout option that can be elected in combination with the variable income annuity payout option. The amount of each variable income annuity payment will fluctuate, depending upon the performance of the variable investment options, and whether the actual rate of investment return is higher or lower than an assumed base rate.


We also make the variable annuity payout options available to owners of our single premium deferred annuity ("SPDA") contract and certain other combination fixed and variable annuity contracts. We may offer other payout options not outlined here. Your financial professional can provide details.

SELECTING AN ANNUITY PAYOUT OPTION

When you select a payout option, we will issue you a separate written agreement confirming your right to receive annuity payments. We require you to return your contract before annuity payments begin. Unless you choose a different payout option, we will pay annuity payments under a life annuity with a period certain of 10 years. You choose whether these payments will be fixed or variable. The contract owner and annuitant must meet the issue age and payment requirements.

You can choose the date annuity payments are to begin. You can change the date your annuity payments are to begin any time before that date as long as you do not choose a date later than the 28th day of any month or later than your contract's maturity date. Your contract's maturity date is the date by which you must either take a lump sum withdrawal or select an annuity payout option.

The maturity date is generally the contract date anniversary that follows the annuitant's 95th birthday and for contracts issued in New York is:


(i) The contract date anniversary that follows the annuitant's 90th birthday if the annuitant was not older than age 80 when the contract was issued; and

(ii) The contract date anniversary that is 10 years after the date the contract was issued if the annuitant was ages 81 through 85 when the contract was issued.


Before the last date by which your annuity payments must begin, we will notify you by letter. Once you have selected an annuity payout option and payments have begun, no change can be made other than transfers among the variable investment options if a variable annuity is selected.

The amount of the annuity payments will depend on:

(1) the amount applied to purchase the annuity;

(2) the type of annuity chosen, and whether it is fixed or variable;

(3) in the case of a life annuity, the annuitant's age (or the annuitant's and joint annuitant's ages); and

(4) in certain instances, the sex of the annuitant(s).

In no event will you ever receive payments under a fixed option or an initial payment under a variable option of less than the minimum amounts guaranteed by the contract.

If, at the time you elect a payout option, the amount to be applied is less than $2,000 or the initial payment under the form elected is less than $20 monthly, we reserve the right to pay the account value in a single sum rather than as payments under the payout option chosen.

36  Accessing your money

5. Charges and expenses

--------------------------------------------------------------------------------

CHARGES THAT EQUITABLE LIFE DEDUCTS
We deduct the following charges each day from the net assets of each variable investment option. These charges are reflected in the unit values of each variable investment option:

o   A mortality and expense risks charge

o   A charge for other expenses

We deduct the following charges from your account value. When we deduct these charges from your variable investment options, we reduce the number of units credited to your contract:

o On the last day of the contract year -- an annual administrative charge, if applicable

o   Charge for third-party transfer or exchange

o At the time you make certain withdrawals or surrender your contract, or your contract is terminated -- a withdrawal charge

o   A ratcheted death benefit charge, if you elect the benefit

o At the time annuity payments are to begin -- charges designed to approximate certain taxes that may be imposed on us, such as premium taxes in your state. An annuity administrative fee may also apply.

More information about these charges appears below.

We will not increase these charges for the life of your contract, except as noted. We may reduce certain charges under group or sponsored arrangements. See "Group or sponsored arrangements" below.

To help with your retirement planning, we may offer other annuities with different charges, benefits and features. Please contact your financial professional for more information.


CHARGES UNDER THE CONTRACTS


MORTALITY AND EXPENSE RISKS CHARGE

We deduct a daily charge from the net assets in each variable investment option to compensate us for mortality and expense risks, including the death benefit. The daily charge is currently equivalent to an annual rate of 0.95% (1.65% maximum) of the net assets in each variable investment option.

The mortality risk we assume is that annuitants (as a group) will live for a longer time than our actuarial tables predict. If that happens, we would be paying more in annuity benefits than we planned. We also assume a risk that the mortality assumptions reflected in our guaranteed annuity payment tables, shown in each contract, will differ from actual mortality experience. We may change the actuarial basis for our guaranteed annuity payment tables, but only for new contributions and only at five year intervals from the contract date. Lastly, we assume a mortality risk to the extent that at the time of death, the guaranteed death benefit exceeds the cash value of the contract. The expense risk we assume is that it will cost us more to issue and administer contracts than we expect.

To the extent that the mortality and expense risk charges are not needed to cover the actual expenses incurred, they may be considered an indirect reimbursement for certain sales and promotional expenses relating to the contracts.


CHARGE FOR OTHER EXPENSES

We deduct this daily charge from the net assets in each variable investment option. This charge, together with the annual administrative charge described below, is for providing administrative and financial accounting services under the contracts. The daily charge is currently equivalent to an annual rate of 0.25% (0.35% maximum) of net assets in each variable investment option.


TOTAL MAXIMUM SEPARATE ACCOUNT A CHARGES


The current total annual rate for Separate Account A charges is 1.20%. We may increase or decrease this total annual rate, but we may not increase it above a maximum rate of 2.00%. Any increase will apply only after the date of the change. Any changes we make will reflect differences in costs and anticipated expenses, and will not be unfair or discriminatory.


ANNUAL ADMINISTRATIVE CHARGE


We deduct an administrative charge from your account value on the last business day of each contract year. We will deduct a pro rata portion of the charge if you surrender your contract, elect an annuity payout option, or the annuitant dies during the contract year. We deduct the charge if your account value on the last business day of the contract year, is less than $25,000 under NQ contracts and $20,000 under IRA and contracts. If your account value on such date is $25,000 or more for NQ ($20,000 or more for IRA) contracts, we do not deduct the charge. During the first two contract years, the charge is equal to $30 or, if less, 2% of your current account value plus any amount previously withdrawn during the contract year. The charge is currently $30 for contract years three or later. We may increase this charge if our administrative costs rise, but the charge will never exceed $65 annually. We reserve the right to deduct this charge on a quarterly, rather than annual, basis.


The charge is deducted pro rata from the variable investment options and the guaranteed interest option. If those amounts are insufficient, we will make up the required amounts from the fixed maturity options to the extent you have value in those options. Charges deducted from the fixed maturity options are considered withdrawals and, as such, will result in a market value adjustment.

We currently waive the annual administrative charge that would otherwise be deducted in the next contract year under any individually


                                                        Charges and expenses  37
owned EQUI-VEST(R) contract/certificate having an account value that, when combined with the account value of other EQUI-VEST(R) contracts/certificates owned by the same person, exceeds $100,000 in the aggregate (as determined in January of each year). This does not apply to EQUI-VEST(R) contracts/certificates owned by different members of the same household. We may change or discontinue this practice at any time without prior notice.



CHARGE FOR THIRD-PARTY TRANSFER OR EXCHANGE

We impose a charge for making a direct transfer of amounts from your contract to a third party, such as in the case of a trustee-to-trustee transfer for an IRA contract, or if you request that your contract be exchanged for a contract issued by another insurance company. In either case, we will deduct from your account value any withdrawal charge that applies and a charge of $25 for each direct transfer or exchange. We reserve the right to increase this charge to a maximum of $65.


WITHDRAWAL CHARGE

A withdrawal charge may apply in three circumstances: (1) you make one or more withdrawals during a contract year; (2) you surrender your contract to receive its cash value; or (3) we terminate your contract. The amount of the charge will depend on whether the free withdrawal amount applies, and the availability of one or more exceptions.

In order to give you the exact dollar amount of the withdrawal you request, we deduct the amount of the withdrawal and the amount of the withdrawal charge from your account value. Any amount deducted to pay withdrawal charges is also subject to a withdrawal charge. We deduct the withdrawal amount and the withdrawal charge pro rata from the variable investment options and the guaranteed interest option. If those amounts are insufficient, we will make up the required amounts from the fixed maturity options in order of the earliest maturity date(s) first. If we deduct all or a portion of the withdrawal charge from the fixed maturity options, a market value adjustment will apply. See "About our fixed maturity options" in "More information" later in this prospectus.

The amount of the withdrawal charge we deduct is equal to 6% of any contribution withdrawn attributable to contributions made during the current and five prior contract years measured from the date of the withdrawal. In the case of surrenders, we will pay you the greater of (i) the account value after any withdrawal charge has been imposed (cash value), or (ii) the free withdrawal amount plus 94% of the remaining account value.

For purposes of calculating the withdrawal charge, amounts withdrawn up to the free withdrawal amount are not considered a withdrawal of any contribution. We also treat contributions that have been invested the longest as being withdrawn first. We treat contributions as withdrawn before earnings for purposes of calculating the withdrawal charge. However, the federal income tax rules treat earnings under most NQ contracts as withdrawn first. See "Tax information" later in this prospectus.


We may reduce the withdrawal charge in order to comply with any state law requirement. See "Contracts issued in New York -- fixed maturity options" below.

The withdrawal charge does not apply in the circumstances described below.


15% FREE WITHDRAWAL AMOUNT. Each contract year you can withdraw up to 15% of your account value without paying a withdrawal charge. The 15% free withdrawal amount is determined using your account value at the time you request a withdrawal, minus any other withdrawals made during the contract year.

DEATH OR PURCHASE OF ANNUITY. The withdrawal charge does not apply if:

o   the annuitant dies and a death benefit is payable to the beneficiary.

o we receive a properly completed election form providing for the account value to be used to buy a life contingent annuity or a non-life annuity with a period certain for a term of at least ten years.

DISABILITY, TERMINAL ILLNESS, OR CONFINEMENT TO NURSING HOME. The withdrawal charge also does not apply if:

(i) The annuitant has qualified to receive Social Security disability benefits as certified by the Social Security Administration; or

(ii) We receive proof satisfactory to us (including certification by a licensed physician) that the annuitant's life expectancy is six months or less; or

(iii)The annuitant has been confined to a nursing home for more than 90 days (or such other period, as required in your state) as verified by a licensed physician. A nursing home for this purpose means one that is (a) approved by Medicare as a provider of skilled nursing care service, or (b) licensed as a skilled nursing home by the state or territory in which it is located (it must be within the United States, Puerto Rico, U.S. Virgin Islands, or Guam) and meets all of the following:

  -- its main function is to provide skilled, intermediate, or custodial nursing care;

  -- it provides continuous room and board to three or more persons;

  -- it is supervised by a registered nurse or licensed practical nurse;

  -- it keeps daily medical records of each patient;

  -- it controls and records all medications dispensed; and

  -- its primary service is other than to provide housing for residents.

We reserve the right to impose a withdrawal charge, in accordance with your contract and applicable state law, with respect to a contribution if the condition as described in (i), (ii) or (iii) above existed at the time the contribution was remitted, or if the condition began within the 12 month period following remittance. Some states may not permit us to waive the withdrawal charge in the above circumstances, or may limit the circumstances for which the withdrawal charge may be waived. Your financial professional can provide more information or you may contact our processing office.

For traditional IRA and Roth IRA contracts, the withdrawal charge also does not apply:

o   after six contract years and the annuitant is at least age 59-1/2; or

38  Charges and expenses

o if you request a refund of a contribution in excess of amounts allowed to be contributed under the federal income tax rules within one month of the date on which you made the contribution.


CONTRACTS ISSUED IN NEW YORK -- FIXED MATURITY OPTIONS

For contracts issued in New York, the withdrawal charge that applies to withdrawals taken from amounts in the fixed maturity options will never exceed 6% and will be determined by applying the New York Declining Scale ("declining scale"). If you withdraw amounts that have been transferred from one fixed maturity option to another, we use the New York Alternative Scale ("alternative scale") if it produces a higher charge than the declining scale.


--------------------------------------------------------------------------------
   Declining scale            Alternative scale
--------------------------------------------------------------------------------
  Year of investment          Year of transfer
  in fixed maturity         within fixed maturity
       option*                    option*
--------------------------------------------------------------------------------
  Within year 1   6%          Within year 1        5%
--------------------------------------------------------------------------------
        2         6%                2              4%
--------------------------------------------------------------------------------
        3         5%                3              3%
--------------------------------------------------------------------------------
        4         4%                4              2%
--------------------------------------------------------------------------------
        5         3%                5              1%
--------------------------------------------------------------------------------
        6         2%          After year 5         0%
--------------------------------------------------------------------------------
   After year 6   0%   Not to exceed 1% times
                       the number of years
                       remaining in the fixed
                       maturity option, rounded
                       to the higher number of
                       years. In other words, if
                       4.3 years remain, it would
                       be a 5% charge.
--------------------------------------------------------------------------------

* Measured from the contract date anniversary prior to the date of the contribution or transfer.


In the following example we compare the withdrawal charge that would apply to a withdrawal from a NQ or traditional IRA contract that has an account value of $10,000; $8,000 from a contribution made three years ago and $2,000 from positive investment performance.

o If you were to withdraw the total amount of the contribution within the first six years after it was made, the withdrawal charge that generally applies would be $480 (6% of $8,000). However, if when you made your contribution you allocated it to a fixed maturity option, the withdrawal charge would be lower. According to the declining scale method described above, the withdrawal charge would be limited to 5% of the $8,000, or $400 in the third year.


o The withdrawal charge may be different if when you made your contribution three years ago, you allocated it to a fixed maturity option and then in the third year, you transfer the amounts that apply to such contribution to a new fixed maturity option. In this example we assume that there is one year remaining in the new fixed maturity option. Because you made a transfer among the fixed maturity options, the alternative scale may now apply. Based on this alternative scale, a contribution that is transferred will be subject to a 5% withdrawal charge if you withdraw that contribution in the same year that you make the transfer. However, the withdrawal charge may not exceed 1% for each year remaining in the new fixed maturity option. Since, in this example, the time remaining in the new fixed maturity option is one year, the withdrawal charge under the alternative scale would be limited to 1%. Because New York regulations permit us to use the greater of the declining scale or the alternative scale, the withdrawal charge would be 5%, or $400, based on the declining scale.

o The withdrawal charge may not exceed the charge that would normally apply under the contract. Use of a New York scale can only result in a lower charge. If your contribution has been in the contract for more than six years and therefore would not have a withdrawal charge associated with it, no withdrawal charge would apply.

o If you take a withdrawal from an investment option other than the fixed maturity options, the amount available for withdrawal without a withdrawal charge is reduced. It will be reduced by the amount of the contribution in the fixed maturity options to which no withdrawal charge applies.

o As of any date on which 50% or more of your account value is held in fixed maturity options, the free withdrawal amount is zero.

For contracts issued in New York, you should consider that on the maturity date of a fixed maturity option if we have not received your instructions for allocation of your maturity value, we will transfer your maturity value to the fixed maturity option scheduled to mature next. If we are not offering other fixed maturity options, we will transfer your maturity value to the EQ/Money Market option.

The potential for lower withdrawal charges for withdrawals from the fixed maturity options and the potential for a lower free withdrawal amount than those that would normally apply, should be taken into account when deciding whether to allocate amounts to, or transfer amounts to or from, the fixed maturity options.


CHARGES FOR STATE PREMIUM AND OTHER APPLICABLE TAXES

We deduct a charge designed to approximate certain taxes that may be imposed on us, such as premium taxes in your state. Generally, we deduct the charge from the amount applied to provide an annuity payout option. The current tax charge that might be imposed varies by jurisdiction and ranges from 0% to 3.5%.


VARIABLE IMMEDIATE ANNUITY PAYOUT OPTION ADMINISTRATIVE FEE


We deduct a fee of $350 from the amount to be applied to purchase a Variable Immediate Annuity payout option.



OPTIONAL RATCHETED DEATH BENEFIT CHARGE


If you elect the optional ratcheted death benefit, we deduct a charge annually from your account value on each contract date anniversary. The charge is equal to 0.15% of your account value on the contract date anniversary.


We will deduct this charge from your investment options pro rata from the guaranteed interest option and the variable investment options. If you do not have sufficient value in those options, we will deduct the required amounts from the fixed maturity options in order of the earliest maturity date(s) first. A market value adjustment may apply if we deduct the charge from the fixed maturity options.


                                                        Charges and expenses  39

CHARGES THAT THE TRUSTS DEDUCT

The Trusts deduct charges for the following types of fees and expenses:


o   Investment advisory fees ranging from 0.10% to 1.50%.

o   12b-1 fees of either 0.25% or 0.35%.


o Operating expenses, such as trustees' fees, independent auditors' fees, legal counsel fees, administrative service fees, custodian fees, and liability insurance.

o   Investment-related expenses, such as brokerage commissions.


These charges are reflected in the daily share price of each portfolio. Since shares of each Trust are purchased at their net asset value, these fees and expenses are, in effect, passed on to the variable investment options and are reflected in their unit values. For more information about these charges, please refer to the prospectuses for the Trusts.


GROUP OR SPONSORED ARRANGEMENTS


For certain group or sponsored arrangements, we may reduce the withdrawal charge or the mortality and expense risks charge, or change the minimum contribution requirements. We also may change the minimum death benefit or offer variable investment options that invest in shares of a Trust that are not subject to the 12b-1 fee. Group arrangements include those in which a trustee or an employer, for example, purchases contracts covering a group of individuals on a group basis. Group arrangements are not available for traditional IRA and Roth IRA contracts. Sponsored arrangements include those in which an employer allows us to sell contracts to its employees or retirees on an individual basis.


Our costs for sales, administration, and mortality generally vary with the size and stability of the group or sponsoring organization, among other factors. We take all these factors into account when reducing charges. To qualify for reduced charges, a group or sponsored arrangement must meet certain requirements, such as requirements for size and number of years in existence. Group or sponsored arrangements that have been set up solely to buy contracts or that have been in existence less than six months will not qualify for reduced charges.

We also may establish different rates to maturity for the fixed maturity options under different classes of contracts for group or sponsored arrangements.

We will make these and any similar reductions according to our rules in effect when we approve a contract for issue. We may change these rules from time to time. Any variation will reflect differences in costs or services and will not be unfairly discriminatory.

Group or sponsored arrangements may be governed by federal income tax rules, the Employee Retirement Income Security Act of 1974, or both. We make no representations with regard to the impact of these and other applicable laws on such programs. We recommend that employers, trustees, and others purchasing or making contracts available for purchase under such programs seek the advice of their own legal and benefits advisers.

OTHER DISTRIBUTION ARRANGEMENTS

We may reduce or eliminate charges when sales are made in a manner that results in savings of sales and administrative expenses, such as sales through persons who are compensated by clients for recommending investments and who receive no commission or reduced commissions in connection with the sale of the contracts. We will not permit a reduction or elimination of charges where it will be unfairly discriminatory.


40  Charges and expenses

6. Payment of death benefit

--------------------------------------------------------------------------------

YOUR BENEFICIARY AND PAYMENT OF BENEFIT
You designate your beneficiary when you apply for your contract. You may change your beneficiary at any time. The change will be effective on the date the written request for the change is received in our processing office. We are not responsible for any beneficiary change request that we do not receive. We will send you a written confirmation when we receive your request. Under jointly owned contracts, the surviving owner is considered the beneficiary, and will take the place of any other beneficiary.

We determine the amount of the death benefit as of the date we receive satisfactory proof of the annuitant's death, any required instructions for the method of payment, information and forms necessary to effect payment. We describe the death benefit in "Contract features and benefits" earlier in this prospectus.


EFFECT OF THE ANNUITANT'S DEATH

If the annuitant dies before the annuity payments begin, we will pay the death benefit to your beneficiary.

Generally, the death of the annuitant terminates the contract. However, if you are both the owner and the annuitant and your spouse is the sole primary beneficiary or the joint owner, the contract can be continued as discussed below under "Successor owner and annuitant." Only a spouse who is the sole primary beneficiary can be a successor owner/annuitant. A beneficiary may be able to have limited ownership as discussed under "Beneficiary continuation option" below.

SUCCESSOR OWNER AND ANNUITANT. For all contracts, your spouse can elect upon your death to continue the contract as the owner/annuitant and no death benefit is payable until the surviving spouse's death.

If your surviving spouse decides to continue the contract, then as of the date we receive satisfactory proof of death, any required instructions, information and forms necessary to effect the successor owner and annuitant feature, we will increase the account value to equal your ratcheted (or minimum) death benefit, if such death benefit is greater than such account value. The increase in the account value will be allocated to the investment options according to the allocation percentages we have on file for your contract. Thereafter, withdrawal charges will no longer apply to contributions made before your death. Withdrawal charges will apply if additional contributions are made. These additional contributions will be withdrawn only after all other amounts have been withdrawn. In determining whether the ratcheted death benefit, if elected, will continue to grow, and to determine if contributions are permitted we will use your surviving spouse's age as of the date the successor owner and annuitant feature is effected.


WHEN AN NQ CONTRACT OWNER DIES BEFORE THE ANNUITANT

Under certain conditions the owner changes after the original owner's death for purposes of receiving federal tax law required distributions from the contract. When you are not the annuitant under an NQ contract and you die before annuity payments begin, unless you specify otherwise, we will automatically make the beneficiary you name to receive the death benefit upon the annuitant's death your successor owner. If you do not want this beneficiary also to be the successor owner, you should name a specific successor owner. You may name a successor owner at any time by sending satisfactory notice to our processing office. If the contract is jointly owned and the first owner to die is not the annuitant, the surviving owner becomes the sole contract owner. This person will be considered the successor owner for purposes of the distribution rules described in this section.

Unless the surviving spouse of the owner who has died (or in the case of a joint ownership situation, the surviving spouse of the first owner to die) is the successor owner for this purpose, the entire interest in the contract must be distributed under the following rules:

o The cash value of the contract must be fully paid to the successor owner (new owner) within five years after your death (or in a joint ownership situation, the death of the first owner to die).

o The successor owner may instead elect to receive the cash value as a life annuity (or payments for a period certain of not longer than the new owner's life expectancy). Payments must begin within one year after the non-annuitant owner's death. Unless this alternative is elected, we will pay any cash value five years after your death (or the death of the first owner to die).

If the surviving spouse is the successor owner, the spouse may elect to continue the contract. No distributions are required as long as the surviving spouse and annuitant are living. An eligible successor owner, including a surviving joint owner after the first owner dies, may elect the beneficiary continuation option for NQ contracts discussed under "Beneficiary continuation option" below.


HOW DEATH BENEFIT PAYMENT IS MADE

We will pay the death benefit to the beneficiary in the form of the annuity payout option you have chosen. If you have not chosen an annuity payout option as of the time of the annuitant's death, the beneficiary will receive the death benefit in a single sum. However, subject to any exceptions in the contract, our rules and any applicable requirements under federal income tax rules, the beneficiary may elect to apply the death benefit to one or more annuity payout options we offer at the time. See "Your annuity payout options" in "Accessing your money" earlier in this prospectus. Please note that any annuity payout option chosen may not extend beyond the life expectancy of the beneficiary.


Single sum payments generally are paid through the Equitable Life Access Account, an interest bearing account with check writing privileges. The Equitable Life Access Account is part of Equitable Life's general account. Beneficiaries have immediate access to the proceeds



                                                    Payment of death benefit  41
by writing a check on the account. We pay interest from the date the single sum is deposited into the Access Account until the account is closed.



BENEFICIARY CONTINUATION OPTION


This feature permits a designated individual, on the contract owner's death, to maintain a contract in the deceased contract owner's name and receive distributions under the contract, instead of receiving the death benefit in a single sum. We make this option available to beneficiaries under traditional IRA, Roth IRA and NQ contracts.


BENEFICIARY CONTINUATION OPTION FOR TRADITIONAL IRA AND ROTH IRA CONTRACTS ONLY. The beneficiary must elect this feature by September 30th of the year following the calendar year of your death and before any other inconsistent election is made. Beneficiaries who do not make a timely election will not be eligible for this option. If the election is made, then, as of the date we receive satisfactory proof of death, any required instructions, information and forms necessary to effect the beneficiary continuation option feature, we will increase the account value to equal the applicable death benefit if such death benefit is greater than such account value.

Generally, payments will be made once a year to the beneficiary over the beneficiary's life expectancy (determined in the calendar year after your death and determined on a term certain basis). These payments must begin no later than December 31st of the calendar year after the year of your death. For sole spousal beneficiaries, payments may begin by December 31st of the calendar year in which you would have reached age 70-1/2, if such time is later. For traditional IRA contracts only, if you die before your Required Beginning Date for required minimum distributions as discussed in "Tax information" later in this prospectus, the beneficiary may choose the "5-year rule" instead of annual payments over life expectancy. The 5-year rule is always available to beneficiaries under Roth IRA contracts. If the beneficiary chooses this option, the beneficiary may take withdrawals as desired, but the entire account value must be fully withdrawn by December 31st of the calendar year which contains the fifth anniversary of your death.

Under the beneficiary continuation option for IRA and Roth IRA contracts:

o   The contract continues in your name for the benefit of your beneficiary.

o This feature is only available if the beneficiary is an individual. Certain trusts with only individual beneficiaries will be treated as individuals for this purpose.

o If there is more than one beneficiary, each beneficiary's share will be separately accounted for. It will be distributed over the beneficiary's own life expectancy, if payments over life expectancy are chosen.

o The minimum amount that is required in order to elect the beneficiary continuation option is $5,000 for each beneficiary.

o The beneficiary may make transfers among the investment options but no additional contributions will be permitted.

o The minimum death benefit or the ratcheted death benefit, if applicable under the contract, will no longer be in effect and the charge for the ratcheted death benefit will stop.

o The beneficiary may choose at any time to withdraw all or a portion of the account value and no withdrawal charges will apply.

o   Any partial withdrawal must be at least $300.

o Your beneficiary will have the right to name a beneficiary to receive any remaining interest in the contract.

o Upon the death of your beneficiary, the beneficiary he or she has named has the option to either continue taking required minimum distributions based on the remaining life expectancy of the deceased beneficiary or to receive any remaining interest in the contract in a lump sum. The option elected will be processed when we receive satisfactory proof of death, any required instructions for the method of payment and any required information and forms necessary to effect payment.


BENEFICIARY CONTINUATION OPTION FOR NQ CONTRACTS ONLY. This feature, also known as the Inherited annuity, may only be elected when the NQ contract owner dies before the date annuity payments are to begin, whether or not the owner and the annuitant are the same person. If the owner and annuitant are different and the owner dies before the annuitant, for purposes of this discussion, "beneficiary" refers to the successor owner. For a discussion of successor owner, see "When an NQ contract owner dies before the annuitant" earlier in this section.


This feature must be elected within 9 months following the date of your death and before any other inconsistent election is made. Beneficiaries who do not make a timely election will not be eligible for this option.

Generally, payments will be made once a year to the beneficiary over the beneficiary's life expectancy, determined on a term certain basis and in the year payments start. These payments must begin no later than one year after the date of your death and are referred to as "scheduled payments." The beneficiary may choose the "5-year rule" instead of scheduled payments over life expectancy. If the beneficiary chooses the 5-year rule, there will be no scheduled payments. Under the 5-year rule, the beneficiary may take withdrawals as desired, but the entire account value must be fully withdrawn by the fifth anniversary of your death.

Under the beneficiary continuation option for NQ contracts (regardless of whether the owner and annuitant are the same person):

o This feature is only available if the beneficiary is an individual. It is not available for any entity such as a trust, even if all of the beneficiaries of the trust are individuals.

o   The contract continues in your name for the benefit of your beneficiary.

o If there is more than one beneficiary, each beneficiary's share will be separately accounted for. It will be distributed over the respective beneficiary's own life expectancy, if scheduled payments are chosen.

o The minimum amount that is required in order to elect the beneficiary continuation option is $5,000 for each beneficiary.


42  Payment of death benefit

o The beneficiary may make transfers among the investment options but no additional contributions will be permitted.

o The minimum death benefit or the ratcheted death benefit, if applicable under your contract, will no longer be in effect and the charge for the ratcheted death benefit will stop.

o If the beneficiary chooses the "5-year rule," withdrawals may be made at any time. If the beneficiary chooses scheduled payments, the beneficiary must also choose between two potential withdrawal options at the time of election. "Withdrawal Option 1" permits total surrender only. "Withdrawal Option 2" permits the beneficiary to take withdrawals, in addition to scheduled payments, at any time. See "Taxation of nonqualified annuities" in "Tax information" later in this prospectus.

o   Any partial withdrawal must be at least $300.

o Your beneficiary will have the right to name a beneficiary to receive any remaining interest in the contract on the beneficiary's death.

o Upon the death of your beneficiary, the beneficiary that he or she has named has the option to either continue taking scheduled payments based on the remaining life expectancy of the deceased beneficiary (if scheduled payments were chosen) or to receive any remaining interest in the contract in a lump sum. We will pay any remaining interest in the contract in a lump sum if your beneficiary elects the 5-year rule. The option elected will be processed when we receive satisfactory proof of death, any required instructions for the method of payment and any required information and forms necessary to effect payment.

If you are both the owner and annuitant:

o As of the date we receive satisfactory proof of death, any required instructions, information and forms necessary to effect the beneficiary continuation option feature, we will increase the account value to equal the applicable death benefit if such death benefit is greater than such account value.

o   No withdrawal charges will apply to any withdrawals by the beneficiary.

If the owner and annuitant are not the same person:

o If the beneficiary continuation option is elected, the beneficiary automatically becomes the new annuitant of the contract, replacing the existing annuitant.

o   The account value will not be reset to the death benefit amount.

o The withdrawal charge schedule and free corridor amount on the contract will continue to be applied to any withdrawal or surrender other than scheduled payments.

o We do not impose a withdrawal charge on scheduled payments except if, when added to any withdrawals previously taken in the same contract year, including for this purpose a contract surrender, the total amount of withdrawals and scheduled payments exceeds the free corridor amount. See "Withdrawal charge" in "Charges and expenses" earlier in this prospectus.

If a contract is jointly owned:

o The surviving owner supersedes any other named beneficiary and may elect the beneficiary continuation option.

o If the deceased joint owner was also the annuitant, see "If you are both the owner and annuitant" above.

o If the deceased joint owner was not the annuitant, see "If the owner and annuitant are not the same person" above.


                                                    Payment of death benefit  43

7.  Tax information

--------------------------------------------------------------------------------

OVERVIEW
In this part of the prospectus, we discuss the current federal income tax rules that generally apply to EQUI-VEST(R) contracts owned by United States individual taxpayers. The tax rules can differ, depending on the type of contract, whether NQ, traditional IRA or Roth IRA. Therefore, we discuss the tax aspects of each type of contract separately.

Federal income tax rules include the United States laws in the Internal Revenue Code, and Treasury Department Regulations and Internal Revenue Service ("IRS") interpretations of the Internal Revenue Code. These tax rules may change without notice. We cannot predict whether, when, or how these rules could change. Any change could affect contracts purchased before the change.

We cannot provide detailed information on all tax aspects of the contracts. Moreover, the tax aspects that apply to a particular person's contract may vary depending on the facts applicable to that person. We do not discuss state income and other state taxes, federal income tax and withholding rules for non-U.S. taxpayers, or federal gift and estate taxes. Transfers of the contract, rights or values under the contract, or payments under the contract, for example, amounts due to beneficiaries, may be subject to federal or state gift, estate or inheritance taxes. You should not rely only on this document, but should consult your tax adviser before your purchase.

President Bush signed the Economic Growth and Tax Relief Reconciliation Act of 2001 ("EGTRRA") on June 7, 2001. Many of the provisions of EGTRRA became effective on January 1, 2002 and are phased in during the first decade of the twenty-first century. In the absence of future legislation, all of the amendments made by EGTRRA will no longer apply after December 31, 2010, and the law in effect in 2001 will apply again. In general, EGTRRA liberalizes contributions that can be made to all types of tax-favored retirement plans. In addition to increasing amounts that can be contributed and permitting individuals over age 50 to make additional contributions, EGTRRA also permits rollover contributions to be made between different types of tax-favored retirement plans. Please discuss with your tax advisor how EGTRRA affects your personal financial situation.


BUYING A CONTRACT TO FUND A RETIREMENT ARRANGEMENT

Generally, there are two types of funding vehicles that are available for Individual Retirement Arrangements ("IRAs"): an annuity contract such as this one, or an IRA or other qualified account. How these arrangements work, including special rules applicable to each, are described in the specific sections for each type of arrangement, below. You should be aware that the funding vehicle for a qualified arrangement does not provide any tax deferral beyond that already provided by the Code for all permissible funding vehicles. Before choosing an annuity contract, therefore, you should consider the annuity's features and benefits, such as EQUI-VEST(R)'s choice of death benefits, selection of variable investment options, provision of a guaranteed interest option and choices of payout options, as well as the features and benefits of other permissible funding vehicles and the relative costs of annuities and other such arrangements. You should be aware that cost may vary depending on the features and benefits made available and the charges and expenses of the portfolios.


TRANSFERS AMONG INVESTMENT OPTIONS

You can make transfers among investment options inside the contract without triggering taxable income.


TAXATION OF NONQUALIFIED ANNUITIES


CONTRIBUTIONS

You may not deduct the amount of your contributions to a nonqualified annuity contract.


CONTRACT EARNINGS

Generally, you are not taxed on contract earnings until you receive a distribution from your contract, whether as a withdrawal or as an annuity payment. However, earnings are taxable, even without a distribution:

o if a contract fails investment diversification requirements as specified in federal income tax rules (these rules are based on or are similar to those specified for mutual funds under securities laws);

o if you transfer a contract, for example, as a gift to someone other than your spouse (or former spouse);

o if you use a contract as security for a loan (in this case, the amount pledged will be treated as a distribution); and

o   if  the  owner  is  other  than  an  individual   (such  as  a  corporation,
    partnership, trust, or other non-natural person).

All nonqualified deferred annuity contracts that Equitable Life and its affiliates issue to you during the same calendar year are linked together and treated as one contract for calculating the taxable amount of any distribution from any of those contracts.


ANNUITY PAYMENTS

Once annuity payments begin, a portion of each payment is taxable as ordinary income. You get back the remaining portion without paying taxes on it. This is your "investment in the contract." Generally, your investment in the contract equals the contributions you made, less any amounts you previously withdrew that were not taxable.

For fixed annuity payments, the tax-free portion of each payment is determined by (1) dividing your investment in the contract by the total amount you are expected to receive out of the contract, and (2) multiplying the result by the amount of the payment. For variable annuity


44  Tax information
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payments, your tax-free portion of each payment is your investment in the contract divided by the number of expected payments.

Once you have received the amount of your investment in the contract, all payments after that are fully taxable. If payments under a life annuity stop because the annuitant dies, there is an income tax deduction for any unrecovered investment in the contract.


PAYMENTS MADE BEFORE ANNUITY PAYMENTS BEGIN

If you make withdrawals before annuity payments begin under your contract, they are taxable to you as ordinary income if there are earnings in the contract. Generally, earnings are your account value less your investment in the contract. If you withdraw an amount which is more than the earnings in the contract as of the date of the withdrawal, the balance of the distribution is treated as a return of your investment in the contract and is not taxable.


CONTRACTS PURCHASED THROUGH EXCHANGES

You may purchase your NQ contract through an exchange of another contract. Normally, exchanges of contracts are taxable events. The exchange will not be taxable under Section 1035 of the Internal Revenue Code if:

o The contract that is the source of the funds you are using to purchase the NQ contract is another nonqualified deferred annuity contract (or life insurance or endowment contract).

o The owner and the annuitant are the same under the source contract and the EQUI-VEST(R) NQ contract. If you are using a life insurance or endowment contract the owner and the insured must be the same on both sides of the exchange transaction.

The tax basis, also referred to as your investment in the contract, of the source contract carries over to the EQUI-VEST(R) NQ contract.


An owner may direct the proceeds of a partial withdrawal from one nonqualified deferred annuity contract to a different insurer to purchase a new nonqualified deferred annuity contract on a tax-deferred basis. Special forms, agreement between the carriers, and provision of cost basis information may be required to process this type of an exchange.



SURRENDERS

If you surrender or cancel the contract, the distribution is taxable as ordinary income (not capital gain) to the extent it exceeds your investment in the contract.


DEATH BENEFIT PAYMENTS MADE TO A BENEFICIARY AFTER YOUR DEATH

For the rules applicable to death benefits, see "Payment of death benefit" earlier in this prospectus. The tax treatment of a death benefit taken as a single sum is generally the same as the tax treatment of a withdrawal from or surrender of your contract. The tax treatment of a death benefit taken as annuity payments is generally the same as the tax treatment of annuity payments under your contract.


BENEFICIARY CONTINUATION OPTION

We have received a private letter ruling from the IRS regarding certain tax consequences of scheduled payments under the beneficiary continuation option for NQ contracts. See the discussion of the beneficiary continuation option for NQ contracts earlier in this prospectus. Among other things, the IRS rules that:

o scheduled payments under the beneficiary continuation option for NQ contracts satisfy the death of owner rules of Section 72(s)(2) of the Code, regardless of whether the beneficiary elects Withdrawal Option 1 or Withdrawal Option 2;

o scheduled payments, any additional withdrawals under Withdrawal Option 2, or contract surrenders under Withdrawal Option 1 will only be taxable to the beneficiary when amounts are actually paid, regardless of the Withdrawal Option selected by the beneficiary;

o a beneficiary who irrevocably elects scheduled payments with Withdrawal Option 1 will receive "excludable amount" tax treatment on scheduled payments. See "Annuity payments" earlier in this section. If the beneficiary elects to surrender the contract before all scheduled payments are paid, the amount received upon surrender is a non-annuity payment taxable to the extent it exceeds any remaining investment in the contract.


The ruling specifically does not address the taxation of any payments received by a beneficiary electing Withdrawal Option 2 (whether scheduled payments or any withdrawal that might be taken). There is no assurance that we will receive any further rulings addressing the tax consequences of payments under Withdrawal Option 2. Before electing the beneficiary continuation option feature, the individuals you designate as beneficiary or successor owner should discuss with their tax advisers the consequences of such elections.

The tax treatment of a withdrawal after the death of the owner taken as a single sum or taken as withdrawals under the 5-year rule is generally the same as the tax treatment of a withdrawal from or surrender of your contract.


EARLY DISTRIBUTION PENALTY TAX

If you take distributions before you are age 59-1/2 a penalty tax of 10% of the taxable portion of your distribution applies in addition to the income tax. Some of the available exceptions to the pre-age 59-1/2 penalty tax include distributions made:

o   on or after your death; or

o   because you are disabled (special federal income tax definition); or

o in the form of substantially equal periodic annuity payments for your life (or life expectancy) or the joint lives (or joint life expectancy) of you and a beneficiary, in accordance with IRS formulas.



INVESTOR CONTROL ISSUES

Under certain circumstances, the IRS has stated that you could be treated as the owner (for tax purposes) of the assets of Separate Account A. If you were treated as the owner, you would be taxable on income and gains attributable to the shares of the underlying portfolios.

The circumstances that would lead to this tax treatment would be that, in the opinion of the IRS, you could control the underlying investment of Separate Account A. Recently, the IRS has said that the owners of



                                                             Tax information  45
variable annuities will not be treated as owning the separate account assets provided the underlying portfolios are restricted to variable life and annuity assets. The variable annuity owners must have the right only to choose among the portfolios, and must have no right to direct the particular investment decisions within the portfolios.

Although we believe that, under current IRS guidance, you would not be treated as the owner of the assets of Separate Account A, there are some issues that remain unclear. For example, the IRS has not issued any guidance as to whether having a large number of portfolios available, or an unlimited right to transfer among them, could cause you to be treated as the owner. We do not know whether the IRS will ever provide such guidance or whether such guidance, if unfavorable, would apply retroactively to your contract. Furthermore, the IRS could reverse its current guidance at any time. We reserve the right to modify your contract as necessary to prevent you from being treated as the owner of the assets of Separate Account A.


SPECIAL RULES FOR NQ CONTRACTS ISSUED IN PUERTO RICO

Under current law we treat income from NQ contracts as U.S. source. A Puerto Rico resident is subject to U.S. taxation on such U.S. source income. Only Puerto Rico source income of Puerto Rico residents is excludable from U.S. taxation. Income from NQ contracts is also subject to Puerto Rico tax. The calculation of the taxable portion of amounts distributed from a contract may differ in the two jurisdictions. Therefore, you might have to file both U.S. and Puerto Rico tax returns, showing different amounts of income from the contract for each tax return. Puerto Rico generally provides a credit against Puerto Rico tax for U.S. tax paid. Depending on your personal situation and the timing of the different tax liabilities, you may not be able to take full advantage of this credit.

INDIVIDUAL RETIREMENT ARRANGEMENTS ("IRAS")

GENERAL

"IRA" stands for individual retirement arrangement. There are two basic types of such arrangements, individual retirement accounts and individual retirement annuities. In an individual retirement account, a trustee or custodian holds the assets funding the account for the benefit of the IRA owner. The assets typically include mutual funds and/ or individual stocks and securities in a custodial account, and bank certificates of deposit in a trusteed account. In an individual retirement annuity, an insurance company issues an annuity contract that serves as the IRA.

There are two basic types of IRAs, as follows:


o "traditional IRAs," typically funded on a pre-tax basis, including SEP-IRAs and SIMPLE IRAs issued and funded in connection with employer-sponsored retirement plans.

o   Roth IRAs, funded on an after-tax basis.


Regardless of the type of IRA, your ownership interest in the IRA cannot be forfeited. You or your beneficiaries who survive you are the only ones who can receive the IRA's benefits or payments. All types of IRAs qualify for tax deferral, regardless of the funding vehicle selected.

You can hold your IRA assets in as many different accounts and annuities as you would like, as long as you meet the rules for setting up and making contributions to IRAs. However, if you own multiple IRAs, you may be required to combine IRA values or contributions for tax purposes. For further information about individual retirement arrangements, you can read Internal Revenue Service Publication 590 ("Individual Retirement Arrangements (IRAs)"). This publication is usually updated annually, and can be obtained from any IRS district office or the IRS Web site (www.irs.gov).


Equitable Life designs its IRA contracts to qualify as "individual retirement annuities" under Section 408(b) of the Internal Revenue Code. This prospectus contains the information that the IRS requires you to have before you purchase an IRA. This section of the prospectus covers some of the special tax rules that apply to traditional IRAs. The next section covers Roth IRAs. We offer the EQUI-VEST(R) contract in both traditional IRA and Roth IRA versions.

We have received an opinion letter from the IRS approving the respective forms of the EQUI-VEST(R) traditional and Roth IRA contracts, as amended to reflect recent tax law changes, for use as a traditional IRA and a Roth IRA, respectively. This IRS approval is a determination only as to the form of the annuity. It does not represent a determination of the merits of the annuity as an investment. The contracts submitted for IRS approval do not include every feature possibly available under the EQUI-VEST(R) traditional and Roth IRA contracts.

The Inherited IRA beneficiary continuation contract has not been submitted to the IRS for approval as to form for use as a traditional IRA or Roth IRA. Equitable intends to submit both traditional and Roth IRA versions of the contract for formal approval, respectively. However, it is not clear whether and when such approval may be received.



CANCELLATION

You can cancel any version of the EQUI-VEST(R) IRA contract (traditional IRA or Roth IRA) by following the directions under "Your right to cancel within a certain number of days" under "Contract features and benefits" earlier in this prospectus. You can cancel an EQUI-VEST(R) Roth IRA contract issued as a result of a full or partial conversion of any EQUI-VEST(R) traditional IRA contract by following the instructions in the "EQUI-VEST(R) Roth IRA Re-Characterization Form." The form is available from our processing office or your financial professional. If you cancel a traditional IRA or Roth IRA contract, we may have to withhold tax, and we must report the transaction to the IRS. A contract cancellation could have an unfavorable tax impact.


TRADITIONAL INDIVIDUAL RETIREMENT ANNUITIES (TRADITIONAL IRAS)

CONTRIBUTIONS TO TRADITIONAL IRAS. Individuals may make three different types of contributions to a traditional IRA:

o   regular contributions out of earned income or compensation; or

o   tax-free "rollover" contributions; or

o direct custodian-to-custodian transfers from other traditional IRAs ("direct transfers").


46  Tax information

REGULAR CONTRIBUTIONS TO TRADITIONAL IRAS.


LIMITS ON CONTRIBUTIONS. The "maximum regular contribution amount" for any taxable year is the most that can be contributed to all of your IRAs (traditional and Roth) as regular contributions for the particular taxable year. The maximum regular contribution amount depends on age, earnings, and year, among other things. Generally, $3,000 is the maximum amount that you may contribute to all IRAs (including Roth IRAs) for taxable year 2004. For 2005 the maximum increases to $4,000. When your earnings are below $3,000, your earned income or compensation for the year is the most you can contribute. This limit does not apply to rollover contributions or direct custodian-to-custodian transfers into a traditional IRA. You cannot make regular traditional IRA contributions for the taxable year in which you reach age 70-1/2 or any taxable year after that.

If you reach age 50 before the close of the taxable year for which you are making a regular contribution to your IRA, you may be eligible to make an additional "catch up contribution" of up to $500 to your traditional IRA. This amount is the same for both taxable years 2004 and 2005.

SPECIAL RULES FOR SPOUSES. If you are married and file a joint income tax return, you and your spouse may combine your compensation to determine the amount of regular contributions you are permitted to make to traditional IRAs (and Roth IRAs discussed below). Even if one spouse has no compensation, or compensation under $3,000, married individuals filing jointly can contribute up to $6,000 for 2004 to any combination of traditional IRAs and Roth IRAs. (This amount increases to $8,000 for 2005.) Any contributions to Roth IRAs reduce the ability to contribute to traditional IRAs and vice versa. The maximum amount may be less if earned income is less and the other spouse has made IRA contributions. No more than a combined total of $3,000 can be contributed annually to either spouse's traditional and Roth IRAs. Each spouse owns his or her traditional IRAs and Roth IRAs even if the other spouse funded the contributions. A working spouse age 70-1/2 or over can contribute up to the lesser of $3,000 or 100% of "earned income" to a traditional IRA for a nonworking spouse until the year in which the nonworking spouse reaches age 70-1/2. Catch-up contributions may be made as described above for spouses who are at least age 50 but under age 70-1/2 at any time during the taxable year for which the contribution is being made.


DEDUCTIBILITY OF CONTRIBUTIONS. The amount of traditional IRA contributions that you can deduct for a taxable year depends on whether you are covered by an employer-sponsored-tax-favored retirement plan, as defined under special federal income tax rules. Your Form W-2 will indicate whether or not you are covered by such a retirement plan.


If you are not covered by a retirement plan during any part of the year, you can make fully deductible contributions to your traditional IRAs for the taxable year up to the maximum amount discussed above under "Limits on contributions." That is, for the taxable year 2004, your fully deductible contribution can be up to $3,000, or if less, your earned income. The dollar limit is $3,500 for people eligible to make age 50-70-1/2 catch-up contributions. (For 2005, these limits are $4,000 and $4,500, respectively.)


If you are covered by a retirement plan during any part of the year, and your adjusted gross income (AGI) is below the lower dollar figure in a phase-out range, you can make fully deductible contributions to your traditional IRAs.

If you are covered by a retirement plan during any part of the year, and your AGI falls within a phase-out range, you can make partially deductible contributions to your traditional IRAs.

If you are covered by a retirement plan during any part of the year, and your AGI falls above the higher figure in the phase-out range, you may not deduct any of your regular contributions to your traditional IRAs.


If you are single and covered by a retirement plan during any part of the taxable year, the deduction for traditional IRA contributions phases out with AGI between $45,000 and $55,000 in 2004 and AGI between $50,000 and $60,000 in 2005.

If you are married and file a joint return, and you are covered by a retirement plan during any part of the taxable year, the deduction for traditional IRA contributions phases out with AGI between $65,000 and $75,000 in 2004 and AGI between $70,000 and $80,000 in 2005. This range will increase every year until 2007 when the deduction will phase out for AGI between $80,000 and $100,000.


Married individuals filing separately and living apart at all times are not considered married for purposes of this deductible contribution calculation. Generally, the active participation in an employer-sponsored retirement plan of an individual is determined independently for each spouse. Where spouses have "married filing jointly" status, however, the maximum deductible traditional IRA contribution for an individual who is not an active participant (but whose spouse is an active participant) is phased out for taxpayers with AGI of between $150,000 and $160,000.


To determine the deductible amount of the contribution for 2004, for example, you determine AGI and subtract $45,000 if you are single, or $65,000 if you are married and file a joint return with your spouse. The resulting amount is your excess AGI. You then determine the limit on the deduction for traditional IRA contributions using the following formula:




 ($10,000-excess AGI)  times    the maximum       equals  the adjusted
 -------------------    x        regular            =     deductible
 divided by $10,000           contribution amount         contribution
                                 for the year             limit
                               discussed above


ADDITIONAL "SAVER'S CREDIT" FOR CONTRIBUTIONS TO A TRADITIONAL IRA OR ROTH IRA

You may be eligible for a nonrefundable income tax credit for contributions you make to a traditional IRA or Roth IRA. If you qualify, you may take this credit even though your traditional IRA contribution is already fully or partially deductible. To take advantage of this "saver's credit" you must be age 18 or over before the end of the taxable year for which the contribution is made. You cannot be a full-time student or claimed as a dependent on another's tax return, and your adjusted gross income cannot exceed $50,000. The amount of the tax credit you can get varies from 10% of your contribution to 50% of your contribution, and depends on your income tax filing status and your


                                                             Tax information  47
adjusted gross income. The maximum annual contribution eligible for the saver's credit is $2,000. If you and your spouse file a joint return, and each of you qualifies, each is eligible for a maximum annual contribution of $2,000. Your saver's credit may also be reduced if you take or have taken a taxable distribution from any plan eligible for a saver's credit contribution -- even if you make a contribution to one plan and take the distribution from another plan -- during the "testing period." The "testing period" begins two years before the year for which you make the contribution and ends when your tax return is due for the year for which you make the contribution. Saver's-credit-eligible contributions may be made to a 401(k) plan, 403(b) TSA, governmental employer 457(b) plan, SIMPLE IRA, or SARSEP IRA, as well as a traditional IRA or Roth IRA.

NONDEDUCTIBLE REGULAR CONTRIBUTIONS. If you are not eligible to deduct part or all of the traditional IRA contribution, you may still make nondeductible contributions on which earnings will accumulate on a tax-deferred basis. The combined deductible and nondeductible contributions to your traditional IRA (or the nonworking spouse's traditional IRA) may not, however, exceed the maximum dollar per person limit for the applicable taxable year ($3,000 for 2004; $4,000 for 2005). The dollar limit is $3,500 in 2004 and $4,500 in 2005 for people eligible to make age 50-70-1/2 catch-up contributions. See "Excess contributions" below. You must keep your own records of deductible and nondeductible contributions in order to prevent double taxation on the distribution of previously taxed amounts. See "Withdrawals, payments and transfers of funds out of traditional IRAs" below.


If you are making nondeductible contributions in any taxable year, or you have made nondeductible contributions to a traditional IRA in prior years and are receiving distributions from any traditional IRA, you must file the required information with the IRS. Moreover, if you are making nondeductible traditional IRA contributions, you must retain all income tax returns and records pertaining to such contributions until interests in all traditional IRAs are fully distributed.

WHEN YOU CAN MAKE REGULAR CONTRIBUTIONS. If you file your tax returns on a calendar year basis like most taxpayers, you have until the April 15 return filing deadline (without extensions) of the following calendar year to make your regular traditional IRA contributions for a tax year.


ROLLOVER AND TRANSFER CONTRIBUTIONS TO TRADITIONAL IRAS

Rollover contributions may be made to a traditional IRA from these "eligible retirement plans":

o   qualified plans;


o governmental employer 457(b) plans, also referred to as "governmental employer EDC plans";


o   TSAs (including Internal Revenue Code Section 403(b)(7) custodial accounts);
    and

o   other traditional IRAs.

Direct transfer contributions may only be made directly from one traditional IRA to another.

Any amount contributed to a traditional IRA after you reach age 70-1/2 must be net of your required minimum distribution for the year in which the rollover or direct transfer contribution is made.


ROLLOVERS FROM "ELIGIBLE RETIREMENT PLANS" OTHER THAN TRADITIONAL IRAS

Your plan administrator will tell you whether or not your distribution is eligible to be rolled over. Spousal beneficiaries and spousal alternate payees under qualified domestic relations orders may roll over funds on the same basis as the plan participant.

There are two ways to do rollovers:

o   Do it yourself
    You actually receive a distribution that can be rolled over and you roll it over to a traditional IRA within 60 days after the date you receive the funds. The distribution from your eligible retirement plan will be net of 20% mandatory federal income tax withholding. If you want, you can replace the withheld funds yourself and roll over the full amount.

o   Direct rollover
    You tell the trustee or custodian of the eligible retirement plan to send the distribution directly to your traditional IRA issuer. Direct rollovers are not subject to mandatory federal income tax withholding.


All distributions from a TSA, qualified plan or governmental employer 457(b) plan are eligible rollover distributions, unless the distribution is:

o   "a required minimum distribution" after age 70-1/2 or retirement; or

o one of a series of substantially equal periodic payments made at least annually for your life (or life expectancy) or the joint lives (or joint life expectancies) of you and your designated beneficiary; or

o one of a series of substantially equal periodic payments made for a specified period of 10 years or more; or


o   a hardship withdrawal; or


o   a corrective distribution which fits specified technical tax rules; or

o   a loan that is treated as a distribution; or


o   a death benefit payment to a beneficiary who is not your surviving spouse;
    or

o a qualified domestic relations order distribution to a beneficiary who is not your current spouse or former spouse.


You should discuss with your tax advisor whether you should consider rolling over funds from one type of tax qualified retirement plan to another, because the funds will generally be subject to the rules of the recipient plan. For example, funds in a governmental employer 457(b) plan are not subject to the additional 10% federal income tax penalty for premature distributions, but they may become subject to this pen-



48  Tax information
alty if you roll the funds to a different type of eligible retirement plan, such as a traditional IRA, and subsequently take a premature distribution.


ROLLOVERS OF AFTER-TAX CONTRIBUTIONS FROM ELIGIBLE RETIREMENT PLANS OTHER THAN TRADITIONAL IRAS


Any after-tax contributions you have made to a qualified plan or TSA (but not a governmental employer 457(b) plan) may be rolled over to a traditional IRA (either in a direct rollover or a rollover you do yourself). When the recipient plan is a traditional IRA, you are responsible for recordkeeping and calculating the taxable amount of any distributions you take from that traditional IRA. See "Taxation of payments" later in this prospectus under "Withdrawals, payments and transfers of funds out of traditional IRAs." After-tax contributions in a traditional IRA cannot be rolled over from your traditional IRA into, or back into, a qualified plan, TSA or governmental employer 457(b) plan.



ROLLOVERS FROM TRADITIONAL IRAS TO TRADITIONAL IRAS

You may roll over amounts from one traditional IRA to one or more of your other traditional IRAs if you complete the transaction within 60 days after you receive the funds. You may make such a rollover only once in every 12-month period for the same funds. Trustee-to-trustee or custodian-to-custodian direct transfers are not rollover transactions. You can make these more frequently than once in every 12-month period.



SPOUSAL ROLLOVER AND DIVORCE-RELATED DIRECT TRANSFERS

The surviving spouse beneficiary of a deceased individual can roll over funds from, or directly transfer funds from, an inherited traditional IRA to one or more other traditional IRAs. Also, in some cases, traditional IRAs can be transferred on a tax-free basis between spouses or former spouses as a result of a court ordered divorce or separation decree.



EXCESS CONTRIBUTIONS

Excess contributions to IRAs are subject to a 6% excise tax for the year in which made and for each year after until withdrawn. The following are excess contributions to IRAs:


o regular contributions of more than the maximum regular contribution amount for the applicable taxable year; or


o   regular  contributions  to a traditional IRA made after you reach age
    70-1/2; or

o rollover contributions of amounts which are not eligible to be rolled over, for example, minimum distributions required to be made after age 70-1/2.

You can avoid the excise tax by withdrawing an excess contribution (rollover or regular) before the due date (including extensions) for filing your federal income tax return for the year. If it is an excess regular traditional IRA contribution, you cannot take a tax deduction for the amount withdrawn. You do not have to include the excess contribution withdrawn as part of your income. It is also not subject to the 10% additional penalty tax on early distributions, discussed below under "Early distribution penalty tax." You do have to withdraw any earnings that are attributed to the excess contribution. The withdrawn earnings would be included in your gross income and could be subject to the 10% penalty tax.

Even after the due date for filing your return, you may withdraw an excess rollover contribution, without income inclusion or 10% penalty, if:

(1) the rollover was from an eligible retirement plan to a traditional IRA;

(2) the excess contribution was due to incorrect information that the plan provided; and

(3) you took no tax deduction for the excess contribution.

RECHARACTERIZATIONS

Amounts that have been contributed as traditional IRA funds may subsequently be treated as Roth IRA funds. Special federal income tax rules allow you to change your mind again and have amounts that are subsequently treated as Roth IRA funds, once again treated as traditional IRA funds. You do this by using the forms we prescribe. This is referred to as having "recharacterized" your contribution.


WITHDRAWALS, PAYMENTS AND TRANSFERS OF FUNDS OUT OF TRADITIONAL IRAS

NO FEDERAL INCOME TAX LAW RESTRICTIONS ON WITHDRAWALS. You can withdraw any or all of your funds from a traditional IRA at any time. You do not need to wait for a special event like retirement.

TAXATION OF PAYMENTS. Earnings in traditional IRAs are not subject to federal income tax until you or your beneficiary receive them. Taxable payments or distributions include withdrawals from your contract, surrender of your contract, and annuity payments from your contract. Death benefits are also taxable.

Except as discussed below, the total amount of any distribution from a traditional IRA must be included in your gross income as ordinary income. We report all payments from traditional IRA contracts on IRS Form 1099R as fully taxable.

If you have ever made nondeductible IRA contributions to any traditional IRA (it does not have to be to this particular traditional IRA contract), those contributions are recovered tax free when you get distributions from any traditional IRA. It is your responsibility to keep permanent tax records of all of your nondeductible contributions to traditional IRAs so that you can correctly report the taxable amount of any distribution on your own tax return. At the end of any year in which you have received a distribution from any traditional IRA, you calculate the ratio of your total nondeductible traditional IRA contributions (less any amounts previously withdrawn tax free) to the total account balances of all traditional IRAs you own at the end of the year plus all traditional IRA distributions made during the year. Multiply this by all distributions from the traditional IRA during the year to determine the nontaxable portion of each distribution.

A distribution from a traditional IRA is not taxable if:

                                                             Tax information  49

o the amount received is a withdrawal of excess contributions, as described under "Excess contributions" above; or

o the entire amount received is rolled over to another traditional IRA or other eligible retirement plan which agrees to accept the funds. (See "Rollovers from eligible retirement plans other than traditional IRAs" under "Rollover and transfer contributions to traditional IRAs" above.)


The following are eligible to receive rollovers of distributions from a traditional IRA: a qualified plan, a TSA or a governmental employer 457(b) plan. After-tax contributions in a traditional IRA cannot be rolled from your traditional IRA into, or back into, a qualified plan, TSA or governmental employer 457(b) plan. Before you decide to roll over a distribution from a traditional IRA to another eligible retirement plan, you should check with the administrator of that plan about whether the plan accepts rollovers and, if so, the types it accepts. You should also check with the administrator of the receiving plan about any documents required to be completed before it will accept a rollover.

Distributions from a traditional IRA are not eligible for favorable ten-year averaging and long-term capital gain treatment available under limited circumstances for certain distributions from qualified plans. If you might be eligible for such tax treatment from your qualified plan, you may be able to preserve such tax treatment even though an eligible rollover from a qualified plan is temporarily rolled into a "conduit IRA" before being rolled back into a qualified plan. See your tax adviser.



REQUIRED MINIMUM DISTRIBUTIONS


BACKGROUND ON REGULATIONS -- REQUIRED MINIMUM DISTRIBUTIONS. Distributions must be made from traditional IRAs according to rules contained in the Code and Treasury Regulations. Treasury Regulations on required minimum distributions were proposed in 1987, revised in 2001 and finalized in 2002. The 2002 final Regulations generally are effective in January 2003. The 2002 final Regulations include Temporary Regulations applicable to annuity contracts. Certain provisions of the Temporary Regulations concerning the actuarial value of additional contract benefits which could have increased the amount required to be distributed from contracts have currently been suspended. However, these or similar provisions may apply in future years. Under transitional rules, the 1987 and 2001 proposed regulations may continue to apply to annuity payments. Please consult your tax adviser concerning applicability of these complex rules to your situation.


LIFETIME REQUIRED MINIMUM DISTRIBUTIONS. You must start taking annual distributions from your traditional IRAs for the year in which you turn age 70-1/2.


WHEN YOU HAVE TO TAKE THE FIRST LIFETIME REQUIRED MINIMUM DISTRIBUTION. The first required minimum distribution is for the calendar year in which you turn age 70-1/2. You have the choice to take this first required minimum distribution during the calendar year you actually reach age 70-1/2, or to delay taking it until the first three-month period in the next calendar year (January 1 - April
1). Distributions must start no later than your "Required Beginning Date," which is April 1st of the calendar year after the calendar year in which you turn age 70-1/2. If you choose to delay taking the first annual minimum distribution, then you will have to take two minimum distributions in that year -- the delayed one for the first year and the one actually for that year. Once minimum distributions begin, they must be made at some time each year.


HOW YOU CAN CALCULATE REQUIRED MINIMUM DISTRIBUTIONS. There are two approaches to taking required minimum distributions -- "account-based" or "annuity-based."


ACCOUNT-BASED METHOD. If you choose an account-based method, you divide the value of your traditional IRA as of December 31st of the past calendar year by a number corresponding to your age from an IRS table. This gives you the required minimum distribution amount for that particular IRA for that year. If your spouse is your sole beneficiary and more than 10 years younger than you, the dividing number you use may be from another IRS table and may produce a smaller lifetime required minimum distribution amount. Regardless of the table used, the required minimum distribution amount will vary each year as the account value and the divisor change. If you initially choose an account-based method, you may later apply your traditional IRA funds to a life annuity-based payout with any certain period not exceeding remaining life expectancy, determined in accordance with IRS tables.

ANNUITY-BASED METHOD. If you choose an annuity-based method, you do not have to do annual calculations. You apply the account value to an annuity payout for your life or the joint lives of you and a designated beneficiary, or for a period certain not extending beyond applicable life expectancies, determined in accordance with IRS tables.

DO YOU HAVE TO PICK THE SAME METHOD TO CALCULATE YOUR REQUIRED MINIMUM DISTRIBUTIONS FOR ALL OF YOUR TRADITIONAL IRAS AND OTHER RETIREMENT PLANS? No. If you want, you can choose a different method for each of your traditional IRAs and other retirement plans. For example, you can choose an annuity payout from one IRA, a different annuity payout from a qualified plan, and an account-based annual withdrawal from another IRA.


WILL WE PAY YOU THE ANNUAL AMOUNT EVERY YEAR FROM YOUR TRADITIONAL IRA BASED ON THE METHOD YOU CHOOSE? We will only pay you automatically if you affirmatively select an annuity payout option or an account-based withdrawal option such as our minimum distribution withdrawal option. If you do not elect one of these options, we will calculate the amount of the required minimum distribution withdrawal for you, if you so request in writing. However, in that case you will be responsible for asking us to pay the required minimum distribution withdrawal to you.

Also, the IRS will let you calculate the required minimum distribution for each traditional IRA that you maintain, using the method that you picked for that particular IRA. You can add these required minimum distribution amount calculations together. As long as the total amount you take out every year satisfies your overall traditional IRA required minimum distribution amount, you may choose to take your annual required minimum distribution from any one or more traditional IRAs that you own.



50  Tax information

WHAT IF YOU TAKE MORE THAN YOU NEED TO FOR ANY YEAR? The required minimum distribution amount for your traditional IRAs is calculated on a year-by-year basis. There are no carry-back or carry-forward provisions. Also, you cannot apply required minimum distribution amounts you take from your qualified plans to the amounts you have to take from your traditional IRAs and vice versa.


WHAT IF YOU TAKE LESS THAN YOU NEED TO FOR ANY YEAR? Your IRA could be disqualified, and you could have to pay tax on the entire value. Even if your IRA is not disqualified, you could have to pay a 50% penalty tax on the shortfall (required amount for traditional IRAs less amount actually taken). It is your responsibility to meet the required minimum distribution rules. We will remind you when our records show that you are within the age group which must take lifetime required minimum distributions. If you do not select a method with us, we will assume you are taking your required minimum distribution from another traditional IRA that you own.

WHAT ARE THE REQUIRED MINIMUM DISTRIBUTION PAYMENTS AFTER YOU DIE? These could vary depending on whether you die before or after your Required Beginning Date for lifetime required minimum distribution payments, and the status of your beneficiary. The following assumes that you have not yet elected an annuity-based payout at the time of your death. If you elect an annuity-based payout, payments (if any) after your death must be made at least as rapidly as when you were alive.

INDIVIDUAL BENEFICIARY. Regardless of whether your death occurs before or after your Required Beginning Date, an individual death beneficiary calculates annual post-death required minimum distribution payments based on the beneficiary's life expectancy using the "term certain method." That is, he or she determines his or her life expectancy using the IRS-provided life expectancy tables as of the calendar year after the owner's death and reduces that number by one each subsequent year.

If you die before your Required Beginning Date, the rules permit any individual beneficiary, including a spousal beneficiary, to elect instead to apply the "5-year rule." Under this rule, instead of annual payments having to be made beginning with the first in the year following the owner's death, the entire account must be distributed by the end of the calendar year which contains the fifth anniversary of the owner's death. No distribution is required before that fifth year.

SPOUSAL BENEFICIARY. If you die after your Required Beginning Date, and your death beneficiary is your surviving spouse, your spouse has a number of choices. Post-death distributions may be made over your spouse's single life expectancy. Any amounts distributed after that surviving spouse's death are made over the spouse's life expectancy calculated in the year of his/her death, reduced by one for each subsequent year. In some circumstances, your surviving spouse may elect to become the owner of the traditional IRA and halt distributions until he or she reaches age 70-1/2, or roll over amounts from your traditional IRA into his/her own traditional IRA or other eligible retirement plan.

If you die before your Required Beginning Date, and the death beneficiary is your surviving spouse, the rules permit the spouse to delay starting payments over his/her life expectancy until the year in which you would have attained age 70-1/2.

NON-INDIVIDUAL BENEFICIARY. If you die after your Required Beginning Date, and your death beneficiary is a non-individual, such as the estate, the rules permit the beneficiary to calculate post-death required minimum distribution amounts based on the owner's life expectancy in the year of death. However, note that we need an individual annuitant to keep an annuity contract in force. If the beneficiary is not an individual, we must distribute amounts remaining in the annuity contract after the death of the annuitant.

If you die before your Required Beginning Date for lifetime required minimum distribution payments, and the death beneficiary is a non-individual, such as the estate, the rules continue to apply the 5-year rule discussed above under "Individual beneficiary." Please note that we need an individual annuitant to keep an annuity contract in force. If the beneficiary is not an individual, we must distribute amounts remaining in the annuity contract after the death of the annuitant.

SUCCESSOR ANNUITANT AND OWNER

If your spouse is the sole primary beneficiary and elects to become the successor annuitant and owner, no death benefit is payable until your surviving spouse's death.


PAYMENTS TO A BENEFICIARY AFTER YOUR DEATH

IRA death benefits are taxed the same as IRA distributions.


BORROWING AND LOANS ARE PROHIBITED TRANSACTIONS

You cannot get loans from a traditional IRA. You cannot use a traditional IRA as collateral for a loan or other obligation. If you borrow against your IRA or use it as collateral, its tax-favored status will be lost as of the first day of the tax year in which this prohibited event occurs. If this happens, you must include the value of the traditional IRA in your federal gross income. Also, the early distribution penalty tax of 10% may apply if you have not reached age 59-1/2 before the first day of that tax year.


EARLY DISTRIBUTION PENALTY TAX

A penalty tax of 10% of the taxable portion of a distribution applies to distributions from a traditional IRA made before you reach age 59-1/2. Some of the available exceptions to the pre-age 59-1/2 penalty tax include distributions made:

o   on or after your death; or

o   because you are disabled (special federal income tax definition); or

o used to pay certain extraordinary medical expenses (special federal income tax definition); or

o used to pay medical insurance premiums for unemployed individuals (special federal income tax definition); or


                                                             Tax information  51

o used to pay certain first-time home buyer expenses (special federal income tax definition; $10,000 lifetime total limit for these distributions from all your traditional and Roth IRAs); or

o used to pay certain higher education expenses (special federal income tax definition); or

o in the form of substantially equal periodic payments made at least annually over your life (or your life expectancy), or over the joint lives of you and your beneficiary (or your joint life expectancy) using an IRS-approved distribution method.


ROTH INDIVIDUAL RETIREMENT ANNUITIES ("ROTH IRAS")

This section of the prospectus covers some of the special tax rules that apply to Roth IRAs. If the rules are the same as those that apply to the traditional IRA, we will refer you to the same topic under "Traditional IRAs."

The EQUI-VEST(R) Roth IRA contracts are designed to qualify as Roth individual retirement annuities under Sections 408A(b) and 408(b) of the Internal Revenue Code.


CONTRIBUTIONS TO ROTH IRAS

Individuals may make four different types of contributions to a Roth IRA:

o   regular after-tax contributions out of earnings; or


o taxable rollover contributions from traditional IRAs ("conversion" contributions); or


o   tax-free rollover contributions from other Roth IRAs; or

o tax-free direct custodian-to-custodian transfers from other Roth IRAs ("direct transfers").

If you use the forms we require, we will also accept traditional IRA funds which are subsequently recharacterized as Roth IRA funds following special federal income tax rules.


REGULAR CONTRIBUTIONS TO ROTH IRAS


LIMITS ON REGULAR CONTRIBUTIONS. The "maximum regular contribution amount" for any taxable year is the most that can be contributed to all of your IRAs (traditional and Roth) as regular contributions for the particular taxable year. The maximum regular contribution amount depends on age, earnings, and year, among other things. Generally, $3,000 is the maximum amount that you may contribute to all IRAs (including Roth IRAs) for taxable year 2004. For 2005, the maximum increases to $4,000. This limit does not apply to rollover contributions or direct custodian-to-custodian transfers into a Roth IRA. Any contributions to Roth IRAs reduce your ability to contribute to traditional IRAs and vice versa. When your earnings are below $3,000, your earned income or compensation for the year is the most you can contribute. If you are married and file a joint income tax return, you and your spouse may combine your compensation to determine the amount of regular contributions you are permitted to make to Roth IRAs and traditional IRAs. See the discussion above under traditional IRAs. If you or your spouse are at least age 50 at any time during the taxable year for which you are making a regular contribution, additional catch-up contributions totalling up to $500 can be made for the taxable year. This amount is the same for both taxable years 2004 and 2005.


With a Roth IRA, you can make regular contributions when you reach 70-1/2, as long as you have sufficient earnings. But, you cannot make contributions, regardless of your age, for any year that:

o your federal income tax filing status is "married filing jointly" and your modified adjusted gross income is over $160,000; or,

o your federal income tax filing status is "single" and your modified adjusted gross income is over $110,000.

However, you can make regular Roth IRA contributions in reduced amounts when:

o your federal income tax filing status is "married filing jointly" and your modified adjusted gross income is between $150,000 and $160,000; or

o your federal income tax filing status is "single" and your modified adjusted gross income is between $95,000 and $110,000.

If you are married and filing separately and your modified adjusted gross income is between $0 and $10,000 the amount of regular contribution you are permitted to make is phased out. If your modified adjusted gross income is more than $10,000 you cannot make a regular Roth IRA contribution.

WHEN YOU CAN MAKE CONTRIBUTIONS?  Same as traditional IRAs.

DEDUCTIBILITY OF CONTRIBUTIONS. Roth IRA contributions are not tax deductible.


ROLLOVERS AND DIRECT TRANSFERS

WHAT IS THE DIFFERENCE BETWEEN ROLLOVER AND DIRECT TRANSFER TRANSACTIONS? You may make rollover contributions to a Roth IRA from only two sources:

o   another Roth IRA ("tax-free rollover contribution"); or


o another traditional IRA, including a SEP-IRA or SIMPLE IRA (after a two-year rollover limitation period for SIMPLE IRA funds) in a taxable "conversion" rollover ("conversion contribution").


You may not make contributions to a Roth IRA from a qualified plan under
Section 401(a) of the Internal Revenue Code or a TSA under Section 403(b) of the Internal Revenue Code or any other eligible retirement plan. You may make direct transfer contributions to a Roth IRA only from another Roth IRA.

The difference between a rollover transaction and a direct transfer transaction is the following. In a rollover transaction you actually take possession of the funds rolled over, or are considered to have received them under tax law in the case of a change from one type of plan to another. In a direct transfer transaction, you never take possession of the funds, but direct the first Roth IRA custodian, trustee, or issuer to transfer the first Roth IRA funds directly to the recipient Roth IRA custodian, trustee or issuer. You can make direct transfer transactions only between identical plan types (for example, Roth IRA to Roth IRA). You


52  Tax information
can also make rollover transactions between identical plan types. However, you can only use rollover transactions between different plan types (for example, traditional IRA to Roth IRA).

You may make both Roth IRA to Roth IRA rollover transactions and Roth IRA to Roth IRA direct transfer transactions. This can be accomplished on a completely tax-free basis. However, you may make Roth IRA to Roth IRA rollover transactions only once in any 12-month period for the same funds. Trustee-to-trustee or custodian-to-custodian direct transfers can be made more frequently than once a year. Also, if you send us the rollover contribution to apply it to a Roth IRA, you must do so within 60 days after you receive the proceeds from the original IRA to get rollover treatment.

The surviving spouse beneficiary of a deceased individual can roll over or directly transfer an inherited Roth IRA to one or more other Roth IRAs. In some cases, Roth IRAs can be transferred on a tax-free basis between spouses or former spouses as a result of a court-ordered divorce or separation decree.


CONVERSION CONTRIBUTIONS TO ROTH IRAS

In a conversion rollover transaction, you withdraw (or are considered to have withdrawn) all or a portion of funds from a traditional IRA you maintain and convert it to a Roth IRA within 60 days after you receive (or are considered to have received) the traditional IRA proceeds. Unlike a rollover from a traditional IRA to another traditional IRA, the conversion rollover transaction is not tax-free. Instead, the distribution from the traditional IRA is generally fully taxable. For this reason, we are required to withhold 10% federal income tax from the amount converted unless you elect out of such withholding. (If you have ever made nondeductible regular IRA contributions to any traditional IRA -- whether or not it is the traditional IRA you are converting -- a pro rata portion of the distribution is tax-free.)


There is, however, no early distribution penalty tax on the traditional IRA withdrawal that you are converting to a Roth IRA, even if you are under age 59-1/2.

You cannot make conversion contributions to a Roth IRA for any taxable year in which your modified adjusted gross income exceeds $100,000. For this purpose, your modified adjusted gross income is calculated without the gross income stemming from the traditional IRA conversion. Beginning in 2005, modified adjusted gross income for this purpose will also exclude any lifetime required minimum distribution from a traditional IRA. You also cannot make conversion contributions to a Roth IRA for any taxable year in which your federal income tax filing status is "married filing separately."


Finally, you cannot make conversion contributions to a Roth IRA to the extent that the funds in your traditional IRA are subject to the annual required minimum distribution rule applicable to traditional IRAs beginning at age 70-1/2.

You cannot convert and reconvert an amount during the same taxable year, or if later, during the 30-day period following a recharacterization. If you reconvert during either of these periods, it will be a failed Roth IRA conversion.

RECHARACTERIZATIONS

You may be able to treat a contribution made to one type of IRA as having been made to a different type of IRA. This is called recharacterizing the contribution.

HOW TO RECHARACTERIZE. To recharacterize a contribution, you generally must have the contribution transferred from the first IRA (the one to which it was made) to the second IRA in a deemed trustee-to-trustee transfer. If the transfer is made by the due date (including extensions) for your tax return for the year during which the contribution was made, you can elect to treat the contribution as having been originally made to the second IRA instead of to the first IRA. It will be treated as having been made to the second IRA on the same date that it was actually made to the first IRA. You must report the recharacterization, and must treat the contribution as having been made to the second IRA, instead of the first IRA, on your tax return for the year during which the contribution was made.

The contribution will not be treated as having been made to the second IRA unless the transfer includes any net income allocable to the contribution. You can take into account any loss on the contribution while it was in the IRA when calculating the amount that must be transferred. If there was a loss, the net income you must transfer may be a negative amount.

No deduction is allowed for the contribution to the first IRA and any net income transferred with the recharacterized contribution is treated as earned in the second IRA. The contribution will not be treated as having been made to the second IRA to the extent any deduction was allowed with respect to the contribution to the first IRA.

For recharacterization purposes, a distribution from a traditional IRA that is received in one tax year and rolled over into a Roth IRA in the next year, but still within 60 days of the distribution from the traditional IRA, is treated as a contribution to the Roth IRA in the year of the distribution from the traditional IRA.


Roth IRA conversion contributions from a SEP-IRA or SIMPLE IRA can be recharacterized to a SEP-IRA or SIMPLE IRA (including the original SEP-IRA or SIMPLE IRA).


To recharacterize a contribution you must use our forms.

The recharacterization of a contribution is not treated as a rollover for purposes of the 12 month limitation period described above. This rule applies even if the contribution would have been treated as a rollover contribution by the second IRA if it had been made directly to the second IRA rather than as a result of a recharacterization of a contribution to the first IRA.


WITHDRAWALS, PAYMENTS AND TRANSFERS OF FUNDS OUT OF ROTH IRAS

NO FEDERAL INCOME TAX LAW RESTRICTIONS ON WITHDRAWALS. You can withdraw any or all of your funds from a Roth IRA at any time; you do not need to wait for a special event like retirement.


                                                             Tax information  53

DISTRIBUTIONS FROM ROTH IRAS

Distributions include withdrawals from your contract, surrender and termination of your contract and annuity payments from your contract. Death benefits are also distributions.

You must keep your own records of regular and conversion contributions to all Roth IRAs to assure appropriate taxation. You may have to file information on your contributions to and distributions from any Roth IRA on your tax return. You may have to retain all income tax returns and records pertaining to such contributions and distributions until your interests in all Roth IRAs are distributed.


Like traditional IRAs, taxable distributions from a Roth IRA are not entitled to the special favorable ten-year averaging and long-term capital gain treatment available in limited cases to certain distributions from qualified plans.


The following distributions from Roth IRAs are free of income tax:

o   Rollovers from a Roth IRA to another Roth IRA;

o   Direct transfers from a Roth IRA to another Roth IRA;

o   Qualified distributions from a Roth IRA; and

o   Return of excess contributions or amounts recharacterized to a traditional
    IRA.


QUALIFIED DISTRIBUTIONS FROM ROTH IRAS

Qualified distributions from Roth IRAs made because of one of the following four qualifying events or reasons are not includable in income:

o   you are age 59-1/2 or older; or

o   you die; or

o   you become disabled (special federal income tax definition); or

o   your  distribution  is  a  "qualified  first-time  homebuyer   distribution"
    (special federal income tax definition; $10,000 lifetime total limit for these distributions from all of your traditional and Roth IRAs).

You also have to meet a five-year aging period. A qualified distribution is any distribution made after the five-taxable-year period beginning with the first taxable year for which you made any contribution to any Roth IRA (whether or not the one from which the distribution is being made).


NONQUALIFIED DISTRIBUTIONS FROM ROTH IRAS

Nonqualified distributions from Roth IRAs are distributions that do not meet both the qualifying event and five-year aging period tests described above. If you receive such a distribution, part of it may be taxable. For purposes of determining the correct tax treatment of distributions (other than the withdrawal of excess contributions and the earnings on them), there is a set order in which contributions (including conversion contributions) and earnings are considered to be distributed from your Roth IRA. The order of distributions is as follows:

(1) Regular contributions.

(2) Conversion contributions, on a first-in-first-out basis (generally, total conversions from the earliest year first). These conversion contributions are taken into account as follows:

    (a) Taxable portion (the amount required to be included in gross income because of conversion) first, and then the

    (b) Nontaxable portion.

(3) Earnings on contributions.

Rollover contributions from other Roth IRAs are disregarded for this purpose.

To determine the taxable amounts distributed, distributions and contributions are aggregated or grouped and added together as follows:

(1) All distributions made during the year from all Roth IRAs you maintain - with any custodian or issuer - are added together.

(2) All regular contributions made during and for the year (contributions made after the close of the year, but before the due date of your return) are added together. This total is added to the total undistributed regular contributions made in prior years.


(3) All conversion contributions made during the year are added together. For purposes of the ordering rules, in the case of any conversion in which the conversion distribution is made in 2004 and the conversion contribution is made in 2005, the conversion contribution is treated as contributed prior to the other conversion contributions made in 2005.


Any recharacterized contributions that end up in a Roth IRA are added to the appropriate contribution group for the year that the original contribution would have been taken into account if it had been made directly to the Roth IRA.

Any recharacterized contribution that ends up in an IRA other than a Roth IRA is disregarded for the purpose of grouping both contributions and distributions. Any amount withdrawn to correct an excess contribution (including the earnings withdrawn) is also disregarded for this purpose.


REQUIRED MINIMUM DISTRIBUTIONS

Lifetime required minimum distributions do not apply.


REQUIRED MINIMUM DISTRIBUTION AT DEATH

Same as traditional IRA under "What are the required minimum distribution payments after you die?"


PAYMENTS TO A BENEFICIARY AFTER YOUR DEATH

Distributions to a beneficiary generally receive the same tax treatment as if the distribution had been made to you.


BORROWING AND LOANS ARE PROHIBITED TRANSACTIONS

Same as traditional IRA.

54  Tax information

EXCESS CONTRIBUTIONS

Generally, the same as traditional IRA, except that regular contributions made after age 70-1/2 are not "excess contributions."

Excess rollover contributions to Roth IRAs are contributions not eligible to be rolled over (for example, conversion contributions from a traditional IRA if your modified adjusted gross income is in excess of $100,000 in the conversion year).

You can withdraw or recharacterize any contribution to a Roth IRA before the due date (including extensions) for filing your federal income tax return for the tax year. If you do this, you must also withdraw or recharacterize any earnings attributable to the contribution.


EARLY DISTRIBUTION PENALTY TAX


Same as traditional IRA.



ILLUSTRATION OF GUARANTEED INTEREST RATES


In the following two tables, we provide information that the IRS requires us to furnish to prospective IRA contract owners. In the tables we illustrate the 1.50% minimum guaranteed interest rate for contributions we assume are allocated entirely to the guaranteed interest option. (The rate may be higher in your state.) In Table I we assume a $1,000 contribution made annually on the contract date and on each anniversary after that. In Table II we assume a single initial contribution of $1,000, and no additional contributions. The 1.50% guaranteed interest rate is in the contract (it may be higher in your state).


The account values shown reflect no withdrawal charges. The cash values shown reflect the withdrawal charge that applies if you surrender your contract for its cash value. In all cases we assume no transfers.

These values reflect the effect of the annual administrative charge deducted at the end of each contract year in which the account value is less than $20,000.

To find the appropriate value for the end of the contract year at any particular age, you subtract the age (nearest birthday) at issue of the contract from the current age and find the corresponding year in the table. Years that correspond to a current age over 70, should be ignored, unless the contract is a Roth IRA.


You should consider the information shown in the tables in light of your present age. Also, with respect to Table I, you should consider your ability to contribute $1,000 annually. Any change in the amounts contributed annually in Table I, or in the amount of the single contribution in Table II would, of course, change the results shown.



                                                             Tax information  55

Table I at the guaranteed minimum rate of 1.50% (the rate may be higher in your state)
                                    TABLE I
                         ACCOUNT VALUES AND CASH VALUES
(ASSUMING $1,000 CONTRIBUTIONS MADE ANNUALLY AT THE BEGINNING OF THE CONTRACT
                                     YEAR)



--------------------------------------------------------------------------------
        1.50% Minimum Guarantee                   1.50% Minimum Guarantee
        -----------------------                   -----------------------
 Contract      Account         Cash       Contract      Account           Cash
 Year End       Value          Value      Year End       Value           Value
--------------------------------------------------------------------------------
      1    $    994.70    $    940.99       26      $ 31,342.11     $ 30,982.11
--------------------------------------------------------------------------------
      2    $  1,994.62    $  1,886.91       27      $ 32,827.25     $ 32,467.25
--------------------------------------------------------------------------------
      3    $  3,009.54    $  2,847.02       28      $ 34,334.65     $ 33,974.65
--------------------------------------------------------------------------------
      4    $  4,039.68    $  3,821.54       29      $ 35,864.67     $ 35,504.67
--------------------------------------------------------------------------------
      5    $  5,085.28    $  4,810.67       30      $ 37,417.64     $ 37,057.64
--------------------------------------------------------------------------------
      6    $  6,146.56    $  5,814.64       31      $ 38,993.91     $ 38,633.91
--------------------------------------------------------------------------------
      7    $  7,223.76    $  6,863.76       32      $ 40,593.82     $ 40,233.82
--------------------------------------------------------------------------------
      8    $  8,317.11    $  7,957.11       33      $ 42,217.72     $ 41,857.72
--------------------------------------------------------------------------------
      9    $  9,426.87    $  9,066.87       34      $ 43,865.99     $ 43,505.99
--------------------------------------------------------------------------------
     10    $ 10,553.27    $ 10,193.27       35      $ 45,538.98     $ 45,178.98
--------------------------------------------------------------------------------
     11    $ 11,696.57    $ 11,336.57       36      $ 47,237.06     $ 46,877.06
--------------------------------------------------------------------------------
     12    $ 12,857.02    $ 12,497.02       37      $ 48,960.62     $ 48,600.62
--------------------------------------------------------------------------------
     13    $ 14,034.87    $ 13,674.87       38      $ 50,710.03     $ 50,350.03
--------------------------------------------------------------------------------
     14    $ 15,230.40    $ 14,870.40       39      $ 52,485.68     $ 52,125.68
--------------------------------------------------------------------------------
     15    $ 16,443.85    $ 16,083.85       40      $ 54,287.97     $ 53,927.97
--------------------------------------------------------------------------------
     16    $ 17,675.51    $ 17,315.51       41      $ 56,117.29     $ 55,757.29
--------------------------------------------------------------------------------
     17    $ 18,925.64    $ 18,565.64       42      $ 57,974.04     $ 57,614.04
--------------------------------------------------------------------------------
     18    $ 20,224.53    $ 19,864.53       43      $ 59,858.66     $ 59,498.66
--------------------------------------------------------------------------------
     19    $ 21,542.90    $ 21,182.90       44      $ 61,771.54     $ 61,411.54
--------------------------------------------------------------------------------
     20    $ 22,881.04    $ 22,521.04       45      $ 63,713.11     $ 63,353.11
--------------------------------------------------------------------------------
     21    $ 24,239.26    $ 23,879.26       46      $ 65,683.80     $ 65,323.80
--------------------------------------------------------------------------------
     22    $ 25,617.84    $ 25,257.84       47      $ 67,684.06     $ 67,324.06
--------------------------------------------------------------------------------
     23    $ 27,017.11    $ 26,657.11       48      $ 69,714.32     $ 69,354.32
--------------------------------------------------------------------------------
     24    $ 28,437.37    $ 28,077.37       49      $ 71,775.04     $ 71,415.04
--------------------------------------------------------------------------------
     25    $ 29,878.93    $ 29,518.93       50      $ 73,866.66     $ 73,506.66
--------------------------------------------------------------------------------



Table II at the guaranteed minimum rate of 1.50% (the rate may be higher in your state)

                                    TABLE II
                         ACCOUNT VALUES AND CASH VALUES
    (ASSUMING A SINGLE CONTRIBUTION OF $1,000 AND NO FURTHER CONTRIBUTION)


--------------------------------------------------------------------------------
        1.50% Minimum Guarantee                   1.50% Minimum Guarantee
        -----------------------                   -----------------------
 Contract     Account       Cash      Contract     Account       Cash
 Year End      Value        Value     Year End      Value        Value
--------------------------------------------------------------------------------
      1    $ 994.70     $ 940.99        26      $ 555.38     $ 555.38
--------------------------------------------------------------------------------
      2    $ 989.43     $ 936.00        27      $ 533.72     $ 533.72
--------------------------------------------------------------------------------
      3    $ 974.27     $ 921.66        28      $ 511.72     $ 511.72
--------------------------------------------------------------------------------
      4    $ 958.88     $ 907.10        29      $ 489.40     $ 489.40
--------------------------------------------------------------------------------
      5    $ 943.27     $ 892.33        30      $ 466.74     $ 466.74
--------------------------------------------------------------------------------
      6    $ 927.42     $ 877.34        31      $ 443.74     $ 443.74
--------------------------------------------------------------------------------
      7    $ 911.33     $ 911.33        32      $ 420.40     $ 420.40
--------------------------------------------------------------------------------
      8    $ 895.00     $ 895.00        33      $ 396.70     $ 396.70
--------------------------------------------------------------------------------
      9    $ 878.42     $ 878.42        34      $ 372.65     $ 372.65
--------------------------------------------------------------------------------
     10    $ 861.60     $ 861.60        35      $ 348.24     $ 348.24
--------------------------------------------------------------------------------
     11    $ 844.52     $ 844.52        36      $ 323.46     $ 323.46
--------------------------------------------------------------------------------
     12    $ 827.19     $ 827.19        37      $ 298.32     $ 298.32
--------------------------------------------------------------------------------
     13    $ 809.60     $ 809.60        38      $ 272.79     $ 272.79
--------------------------------------------------------------------------------
     14    $ 791.74     $ 791.74        39      $ 246.88     $ 246.88
--------------------------------------------------------------------------------
     15    $ 773.62     $ 773.62        40      $ 220.59     $ 220.59
--------------------------------------------------------------------------------
     16    $ 755.22     $ 755.22        41      $ 193.90     $ 193.90
--------------------------------------------------------------------------------
     17    $ 736.55     $ 736.55        42      $ 166.80     $ 166.80
--------------------------------------------------------------------------------
     18    $ 717.60     $ 717.60        43      $ 139.31     $ 139.31
--------------------------------------------------------------------------------
     19    $ 698.36     $ 698.36        44      $ 111.40     $ 111.40
--------------------------------------------------------------------------------
     20    $ 678.84     $ 678.84        45      $  83.07     $  83.07
--------------------------------------------------------------------------------
     21    $ 659.02     $ 659.02        46      $  54.31     $  54.31
--------------------------------------------------------------------------------
     22    $ 638.91     $ 638.91        47      $  25.13     $  25.13
--------------------------------------------------------------------------------
     23    $ 618.49     $ 618.49        48      $   0.00     $   0.00
--------------------------------------------------------------------------------
     24    $ 597.77     $ 597.77        49      $   0.00     $   0.00
--------------------------------------------------------------------------------
     25    $ 576.73     $ 576.73        50      $   0.00     $   0.00
--------------------------------------------------------------------------------




56 Tax information

FEDERAL AND STATE INCOME TAX WITHHOLDING AND INFORMATION REPORTING


We must withhold federal income tax from distributions from annuity contracts. You may be able to elect out of this income tax withholding in some cases. Generally, we do not have to withhold if your distributions are not taxable. The rate of withholding will depend on the type of distribution and, in certain cases, the amount of your distribution. Any income tax withheld is a credit against your income tax liability. If you do not have sufficient income tax withheld or do not make sufficient estimated income tax payments, you may incur penalties under the estimated income tax rules.

You must file your request not to withhold in writing before the payment or distribution is made. Our processing office will provide forms for this purpose. You cannot elect out of withholding unless you provide us with your correct Taxpayer Identification Number and a United States residence address. You cannot elect out of withholding if we are sending the payment out of the United States.

You should note the following special situations:

o We might have to withhold and/or report on amounts we pay under a free look or cancellation.

o We are generally required to withhold on conversion rollovers of traditional IRAs to Roth IRAs, as it is considered a withdrawal from the traditional
    IRA and is taxable.

o We are required to withhold on the gross amount of a distribution from a Roth IRA to the extent it is reasonable for us to believe that a distribution is includable in your gross income. This may result in tax being withheld even though the Roth IRA distribution is ultimately not taxable. You can elect out of withholding as described below.

Special withholding rules apply to foreign recipients and United States citizens residing outside the United States. We do not discuss these rules here in detail. However, we may require additional documentation in the case of payments made to non-United States persons and United States persons living abroad prior to processing any required transaction.

Certain states have indicated that state income tax withholding will also apply to payments from the contracts made to residents. In some states, you may elect out of state withholding, even if federal withholding applies. Generally, an election out of federal withholding will also be considered an election out of state withholding. If you need more information concerning a particular state or any required forms, call our processing office at the toll-free number.


FEDERAL INCOME TAX WITHHOLDING ON PERIODIC ANNUITY PAYMENTS

We withhold differently on "periodic" and "non-periodic" payments. For a periodic annuity payment, for example, unless you specify a different number of withholding exemptions, we withhold assuming that you are married and claiming three withholding exemptions. If you do not give us your correct Taxpayer Identification Number, we withhold as if you are single with no exemptions.


Based on the assumption that you are married and claiming three withholding exemptions, if you receive less than $17,280 in periodic annuity payments in 2004 your payments will generally be exempt from federal income tax withholding. You could specify a different choice of withholding exemption or request that tax be withheld. Your withholding election remains effective unless and until you revoke it. You may revoke or change your withholding election at any time.



FEDERAL INCOME TAX WITHHOLDING ON NON-PERIODIC ANNUITY PAYMENTS (WITHDRAWALS)

For a non-periodic distribution (total surrender, termination, or partial withdrawal), we generally withhold at a flat 10% rate. We apply that rate to the taxable amount in the case of nonqualified contracts, and to the payment amount in the case of traditional IRAs and Roth IRAs, where it is reasonable to assume an amount is includable in gross income.


IMPACT OF TAXES TO EQUITABLE LIFE

The contracts provide that we may charge Separate Account A for taxes. We do not now, but may in the future set up reserves for such taxes.


                                                             Tax information  57

8. More information

--------------------------------------------------------------------------------

ABOUT OUR SEPARATE ACCOUNT A
Each variable investment option is a subaccount of our Separate Account A. We established Separate Account A in 1968 under special provisions of the New York Insurance Law. These provisions prevent creditors from any other business we conduct from reaching the assets we hold in our variable investment options for owners of our variable annuity contracts. We are the legal owner of all of the assets in Separate Account A and may withdraw any amounts that exceed our reserves and other liabilities with respect to variable investment options under our contracts. The results of Separate Account A's operations are accounted for without regard to Equitable Life's other operations.

Separate Account A is registered under the Investment Company Act of 1940 and is classified by that act as a "unit investment trust." The SEC, however, does not manage or supervise Equitable Life or Separate Account A.


Each subaccount (variable investment option) within Separate Account A that is available under the contract invests solely in Class IB/B or Class II shares issued by the corresponding portfolio of its Trust.


We reserve the right subject to compliance with laws that apply:

(1) to add variable investment options to, or to remove variable investment options from, Separate Account A, or to add other separate accounts;

(2) to combine any two or more variable investment options;

(3) to transfer the assets we determine to be the shares of the class of contracts to which the contracts belong from any variable investment option to another variable investment option;

(4) to operate Separate Account A or any variable investment option as a management investment company under the Investment Company Act of 1940 (in which case, charges and expenses that otherwise would be assessed against an underlying mutual fund would be assessed against Separate Account A or a variable investment option directly);

(5) to deregister Separate Account A under the Investment Company Act of 1940;

(6) to restrict or eliminate any voting rights as to Separate Account A; and

(7) to cause one or more variable investment options to invest some or all of their assets in one or more other trusts or investment companies.


ABOUT THE TRUSTS


The Trusts are registered under the Investment Company Act of 1940. They are classified as "open-end management investment companies," more commonly called mutual funds. Each Trust issues different shares relating to each of its portfolios.

The Trusts do not impose sales charges or "loads" for buying and selling their shares. All dividends and other distributions on the Trusts' shares are reinvested in full. The Board of Trustees or Board of Directors, as applicable, of each Trust may establish additional portfolios or eliminate existing portfolios at any time. More detailed information about each Trust, its portfolio investment objectives, policies, restrictions, risks, expenses, its Rule 12b-1 Plan relating to the Class IB/B or Class II shares, and other aspects of its operations, appears in the prospectuses for each Trust, which are attached at the end of this prospectus, or in their respective SAIs, which are available upon request.


ABOUT OUR FIXED MATURITY OPTIONS


RATES TO MATURITY AND PRICE PER $100 OF MATURITY VALUE

We can determine the amount required to be allocated to one or more fixed maturity options in order to produce specified maturity values. For example, we can tell you how much you need to allocate per $100 of maturity value.

The rates to maturity are determined weekly. The rates in the table below are illustrative only and will most likely differ from the rates applicable at time of purchase. Current rates to maturity can be obtained through TOPS or EQAccess or from your financial professional.


The rates to maturity for new allocations as of February 13, 2004 and the related price per $100 of maturity value were as shown below.



--------------------------------------------------------------------------------
  Fixed Maturity Options
     With June 15th
    Maturity Date of       Rate to Maturity as of      Price Per $100 of
      Maturity Year          February 13, 2004         Maturity Value
--------------------------------------------------------------------------------
           2004                     3.00%*                  $ 99.01
           2005                     3.00%*                  $ 96.13
           2006                     3.00%*                  $ 93.33
           2007                     3.00%*                  $ 90.61
           2008                     3.00%*                  $ 87.96
           2009                     3.00%*                  $ 85.40
           2010                     3.30%                   $ 81.40
           2011                     3.60%                   $ 77.14
           2012                     3.90%                   $ 72.68
           2013                     4.10%                   $ 68.70
--------------------------------------------------------------------------------



* Since these rates to maturity were 3%, no amounts could have been allocated to these options.



HOW WE DETERMINE THE MARKET VALUE ADJUSTMENT

We use the following procedure to calculate the market value adjustment (up or down) we make if you withdraw all of your value from a fixed maturity option before its maturity date.

(1) We determine the market adjusted amount on the date of the withdrawal as follows:


58  More information

    (a) We determine the fixed maturity amount that would be payable on the maturity date, using the rate to maturity for the fixed maturity option.

    (b) We determine the period remaining in your fixed maturity option (based on the withdrawal date) and convert it to fractional years based on a 365-day year. For example, three years and 12 days becomes 3.0329.

   (c) We determine the current rate to maturity that applies on the withdrawal date to new allocations to the same fixed maturity option.

   (d) We determine the present value of the fixed maturity amount payable at the maturity date, using the period determined in (b) and the rate determined in (c).

(2) We determine the fixed maturity amount as of the current date.

(3) We subtract (2) from the result in (1)(d). The result is the market value adjustment applicable to such fixed maturity option, which may be positive or negative.

--------------------------------------------------------------------------------
Your market adjusted amount is the present value of the maturity value discounted at the rate to maturity in effect for new contributions to that same fixed maturity option on the date of the calculation.
--------------------------------------------------------------------------------

If you withdraw only a portion of the amount in a fixed maturity option, the market value adjustment will be a percentage of the market value adjustment that would have applied if you had withdrawn the entire value in that fixed maturity option. This percentage is equal to the percentage of the value in the fixed maturity option that you are withdrawing. Any withdrawal charges that are deducted from a fixed maturity option will result in a market value adjustment calculated in the same way. See Appendix II at the end of this prospectus for an example.

For purposes of calculating the rate to maturity for new allocations to a fixed maturity option (see (1)(c) above), we use the rate we have in effect for new allocations to that fixed maturity option. We use this rate even if new allocations to that option would not be accepted at that time. This rate will not be less than 3%. If we do not have a rate to maturity in effect for a fixed maturity option to which the "current rate to maturity" in (1)(c) above would apply, we will use the rate at the next closest maturity date. If we are no longer offering new fixed maturity options, the "current rate to maturity" will be determined in accordance with our procedures then in effect. We reserve the right to add up to 0.50% to the current rate in (1)(c) above for purposes of calculating the market value adjustment only.


INVESTMENTS UNDER THE FIXED MATURITY OPTIONS

Amounts allocated to the fixed maturity options are held in a "nonunitized" separate account we have established under the New York Insurance Law. This separate account provides an additional measure of assurance that we will make full payment of amounts due under the fixed maturity options. Under New York Insurance Law, the portion of the separate account's assets equal to the reserves and other contract liabilities relating to the contracts are not chargeable with liabilities from any other business we may conduct. We own the assets of the separate account, as well as any favorable investment performance on those assets. You do not participate in the performance of the assets held in this separate account. We may, subject to state law that applies, transfer all assets allocated to the separate account to our general account. We guarantee all benefits relating to your value in the fixed maturity options, regardless of whether assets supporting fixed maturity options are held in a separate account or our general account.

We have no specific formula for establishing the rates to maturity for the fixed maturity options. We expect the rates to be influenced by, but not necessarily correspond to, among other things, the yields that we can expect to realize on the separate account's investments from time to time. Our current plans are to invest in fixed-income obligations, including corporate bonds, mortgage-backed and asset-backed securities and government and agency issues having durations in the aggregate consistent with those of the fixed maturity options.

Although the above generally describes our plans for investing the assets supporting our obligations under the fixed maturity options under the contracts, we are not obligated to invest those assets according to any particular plan except as we may be required to by state insurance laws. We will not determine the rates to maturity we establish by the performance of the nonunitized separate account.


ABOUT THE GENERAL ACCOUNT

Our general account supports all of our policy and contract guarantees, including those that apply to the guaranteed interest option and the fixed maturity options, as well as our general obligations.

The general account is subject to regulation and supervision by the Insurance Department of the State of New York and to the insurance laws and regulations of all jurisdictions where we are authorized to do business. Because of exemptions and exclusionary provisions that apply, interests in the general account have not been registered under the Securities Act of 1933, nor is the general account an investment company under the Investment Company Act of 1940. However, the market value adjustment interests under the contracts are registered under the Securities Act of 1933.

We have been advised that the staff of the SEC has not reviewed the portions of this prospectus that relate to the general account (other than market value adjustment interests). The disclosure with regard to the general account, however, may be subject to certain provisions of the federal securities laws relating to the accuracy and completeness of statements made in prospectuses.


ABOUT OTHER METHODS OF PAYMENT


AUTOMATIC INVESTMENT PROGRAM -- FOR NQ, TRADITIONAL IRA, AND ROTH IRA CONTRACTS


You may use our automatic investment program, or "AIP," to have a specified amount automatically deducted from a checking account, money market account, or credit union checking account and contributed as an additional contribution into an NQ, traditional IRA, or Roth IRA contract on a monthly basis. For all forms of IRAs, your contributions are subject to the limits and conditions on contributions described in "Tax information" earlier in this prospectus.



                                                            More information  59

AIP additional contributions may be allocated to any of the variable investment options and the guaranteed interest option, but not the fixed maturity options. Our minimum contribution amount requirement is $20. You choose the day of the month you wish to have your account debited. However, you may not choose a date later than the 28th day of the month.

You may cancel AIP at any time by notifying our processing office. We are not responsible for any debits made to your account before the time written notice of cancellation is received at our processing office.


PAYROLL DEDUCTION PROGRAM. You can authorize your employer to remit your NQ, traditional IRA or Roth IRA contributions to us if your employer has a payroll deduction program. Those contributions are still your contributions, not your employer's.


WIRE TRANSFERS. You may also send your contributions by wire transfer from your bank.


DATES AND PRICES AT WHICH CONTRACT EVENTS OCCUR

We describe below the general rules for when, and at what prices, events under your contract will occur. Other portions of this prospectus describe circumstances that may cause exceptions. We generally do not repeat those exceptions below.


BUSINESS DAY

Our business day generally is any day on which the New York Stock Exchange is open for trading. A business day does not include any day we choose not to open due to emergency conditions. We may also close early due to emergency conditions. Our business day generally ends at 4:00 p.m., Eastern Time for purposes of determining the date when contributions are applied and any other transaction requests are processed. Contributions will be applied and any other transaction requests will be processed when they are received along with all the required information unless another date applies as indicated below.

o If your contribution, transfer, or any other transaction request, containing all the required information, reaches us on a non-business day or after 4:00 p.m., Eastern Time on a business day, we will use the next business day.

o When a charge is to be deducted on a contract date anniversary that is a non-business day, we will deduct the charge on the next business day.

o Quarterly rebalancing will be processed on a calendar year basis and semiannual or annual rebalancing will be processed on the first business day of the month. Rebalancing will not be done retroactively.



CONTRIBUTIONS, TRANSFERS, WITHDRAWALS AND SURRENDERS


o Contributions allocated to the variable investment options are invested at the value next determined after the close of the business day.

o Contributions allocated to a fixed maturity option will receive the rate to maturity in effect for that fixed maturity option on that business day.

o Contributions allocated to the guaranteed interest option will receive the guaranteed interest rate in effect on that business day.

o If a fixed maturity option is scheduled to mature on June 15th and June 15th is a non-business day, that fixed maturity option will mature on the prior business day.

o Transfers to or from variable investment options will be made at the value next determined after the close of the business day.

o Transfers to the guaranteed interest option will receive the guaranteed interest rate in effect on that business day.

o Transfers to a fixed maturity option will receive the rate to maturity in effect for that fixed maturity option on that business day.

o Transfers out of a fixed maturity option will be at the market adjusted amount on that business day.

o For the fixed-dollar option, the first monthly transfer will occur on the last business day of the month in which we receive your election form at our processing office.

o For the interest sweep, the first monthly transfer will occur on the last business day of the month following the month that we receive your election form at our processing office.

o Requests for withdrawals or surrenders will occur on the business day that we receive the information that we require.


ABOUT YOUR VOTING RIGHTS

As the owner of shares of the Trusts we have the right to vote on certain matters involving the portfolios, such as:

o   the election of trustees; or

o   the formal approval of independent auditors selected for each Trust; or

o any other matters described in each prospectus for the Trusts or requiring a shareholders' vote under the Investment Company Act of 1940.


We will give contract owners the opportunity to instruct us how to vote the number of shares attributable to their contracts if a shareholder vote is taken. If we do not receive instructions in time from all contract owners, we will vote the shares of a portfolio for which no instructions have been received in the same proportion as we vote shares of that portfolio for which we have received instructions. We will also vote any shares that we are entitled to vote directly because of amounts we have in a portfolio in the same proportions that contract owners vote.

The Trusts sell their shares to Equitable Life separate accounts in connection with Equitable Life's variable annuity and/or life insurance products, and to separate accounts of insurance companies, both affiliated and unaffiliated with Equitable Life. AXA Premier VIP Trust and EQ Advisors Trust also sell their shares to the trustee of a qualified plan for Equitable Life. We currently do not foresee any disadvantages to our contract owners arising out of these arrangements. However, the Board of Trustees or Directors of each Trust intends to monitor events to identify any material irreconcilable conflicts that may arise and to determine what action, if any, should be taken in response. If we



60  More information
believe that a Board's response insufficiently protects our contract owners ,we will see to it that appropriate action is taken to do so.



SEPARATE ACCOUNT A VOTING RIGHTS

If actions relating to Separate Account A require contract owner approval, contract owners will be entitled to one vote for each unit they have in the variable investment options. Each contract owner who has elected a variable annuity payout option may cast the number of votes equal to the dollar amount of reserves we are holding for that annuity in a variable investment option divided by the annuity unit value for that option. We will cast votes attributable to any amounts we have in the variable investment options in the same proportion as votes cast by contract owners.


CHANGES IN APPLICABLE LAW

The voting rights we describe in this prospectus are created under applicable federal securities laws. To the extent that those laws or the regulations published under those laws eliminate the necessity to submit matters for approval by persons having voting rights in separate accounts of insurance companies, we reserve the right to proceed in accordance with those laws or regulations.


ABOUT LEGAL PROCEEDINGS

Equitable Life and its affiliates are parties to various legal proceedings. In our view, none of these proceedings is likely to have a material adverse effect upon Separate Account A, our ability to meet our obligations under the contracts, or the distribution of the contracts.



ABOUT OUR INDEPENDENT AUDITORS

The consolidated financial statements of Equitable Life at December 31, 2003 and 2002, and for the three years ended December 31, 2003, incorporated in this prospectus by reference to the 2003 Annual Report on Form 10-K are incorporated in reliance on the report of PricewaterhouseCoopers LLP, independent auditors, given on the authority of said firm as experts in auditing and accounting.



FINANCIAL STATEMENTS


The financial statements of Separate Account A, as well as the consolidated financial statements of Equitable Life, are in the SAI. The SAI is available free of charge. You may request one by writing to our processing office or calling 1 (800) 628-6673.



TRANSFERS OF OWNERSHIP, COLLATERAL ASSIGNMENTS, LOANS, AND BORROWING

You can transfer ownership of an NQ contract at any time before annuity payments begin. We will continue to treat you as the owner until we receive written notification of any change at our processing office. In some cases, an assignment or change of ownership may have adverse tax consequences. See "Tax information" earlier in this prospectus.

You cannot assign your contract as collateral or security for a loan. Loans are also not available under your contract. For limited transfers of ownership after the owner's death see "Beneficiary continuation option" in "Payment of death benefit" earlier in this prospectus. You may direct the transfer of the values under your traditional IRA or Roth IRA contract to another similar arrangement, under federal income tax rules. In the case of such a transfer, we will impose a withdrawal charge if one applies.

DISTRIBUTION OF THE CONTRACTS

AXA Advisors, LLC ("AXA Advisors"), the successor to Equitable Financial Consultants, Inc., and an affiliate of Equitable Life, is the distributor of the contracts and has responsibility for sales and marketing functions for Separate Account A. AXA Advisors serves as the principal underwriter of Separate Account A. AXA Advisors is registered with the SEC as a broker-dealer and is a member of the National Association of Securities Dealers, Inc. AXA Advisors' principal business address is 1290 Avenue of the Americas, New York, NY 10104.


The contracts are sold by financial professionals who are registered representatives of AXA Advisors and its affiliates, who are also our licensed insurance agents. AXA Advisors may also receive compensation and reimbursement for its marketing services under the terms of its distribution agreement with Equitable Life. The offering of the contracts is intended to be continuous.

We pay broker-dealer sales compensation that will generally not exceed 3.25% of the total contributions made under the contracts. Broker-dealers receiving sales compensation will generally pay a portion of it to their financial representatives as commissions related to the sales of the contracts.

Equitable and/or AXA Advisors may use their respective past profits or other resources to pay brokers and other financial intermediaries for certain expenses they incur in providing services intended to promote the sales of our products and/or shares in the underlying Trusts. These services may include sales personnel training, prospectus review, marketing and related services as well as support services that benefit contract owners.

Similarly, in an effort to promote the sale of our products, AXA Advisors may provide its financial professionals and managerial personnel with a higher percentage of sales commissions and/or more compensation for the sale of an Equitable variable product than it would for the sale of another product. Such practice is known as providing differential compensation. Other forms of compensation financial professionals may receive include health and retirement benefits, credits towards stock options awards and rewards for sales incentive campaigns. In addition, managerial personnel may receive expense reimbursements, marketing allowances and so called "overrides." In part for tax reasons, AXA Advisors financial professionals and managerial personnel qualify for health and retirement benefits based on their sales of our variable products.

These payments and differential compensation (together, "payments") can vary in amount based on the applicable product and/or entity or individual involved. As with any incentive, such payments may cause the recipient to show preference in recommending the purchase or sale of our products. However, under applicable rules of the National Association of Securities Dealers, Inc., AXA Advisors financial professionals may only recommend to you products that they reasonably believe are suitable for you based on facts that you have disclosed as



                                                            More information  61
to your other security holdings, financial situation and needs. In making any recommendation, financial professionals may nonetheless face conflicts of interest because of the differences in compensation from one product category to another and because of differences in compensation between products in the same category. Although Equitable takes all of its costs into account in establishing the level of fees and expenses in our products, payments made will not result in any separate charge to you under your contract.



62  More information

9. Incorporation of certain documents by reference

--------------------------------------------------------------------------------


Equitable Life's Annual Report on Form 10-K for the year ended December 31, 2003, is considered to be a part of this prospectus because it is incorporated by reference.


After the date of this prospectus and before we terminate the offering of the securities under this prospectus, all documents or reports we file with the SEC under the Securities Exchange Act of 1934 ("Exchange Act"), will be considered to become part of this prospectus because they are incorporated by reference.

Any statement contained in a document that is or becomes part of this prospectus, will be considered changed or replaced for purposes of this prospectus if a statement contained in this prospectus changes or is replaced. Any statement that is considered to be a part of this prospectus because of its incorporation, will be considered changed or replaced for the purpose of this prospectus if a statement contained in any other subsequently filed document that is considered to be part of this prospectus changes or replaces that statement. After that, only the statement that is changed or replaced will be considered to be part of this prospectus.

We file our Exchange Act documents and reports, including our Annual Report on Form 10-K and Quarterly Reports on Form 10-Q, electronically according to EDGAR under CIK No. 0000727920. The SEC maintains a Web site that contains reports, proxy and information statements and other information regarding registrants that file electronically with the SEC. The address of the site is http://www.sec.gov.

Upon written or oral request, we will provide, free of charge, to each person to whom this prospectus is delivered a copy of any or all of the documents considered to be part of this prospectus because they are incorporated herein. This does not include exhibits not specifically incorporated by reference into the text of such documents. Requests for documents should be directed to The Equitable Life Assurance Society of the United States, 1290 Avenue of the Americas, New York, New York 10104. Attention: Corporate Secretary (telephone:
(212) 554-1234).


                             Incorporation of certain documents by reference  63

Appendix I: Condensed financial information

--------------------------------------------------------------------------------


The unit values and number of units outstanding shown below, as of December 31, 2003, are for contracts offered under Separate Account A with the same asset based charge of 1.20%.


SERIES 800 CONTRACTS
UNIT VALUES AND NUMBER OF UNITS OUTSTANDING AT YEAR END FOR EACH VARIABLE INVESTMENT OPTION, EXCEPT FOR THOSE OPTIONS BEING OFFERED FOR THE FIRST TIME AFTER DECEMBER 31, 2003.


-------------------------------------------------------------------------------------------------------------------
                                                              For the years ending December 31,
                                       ----------------------------------------------------------------------------
                                              1998         1999         2000         2001         2002        2003
-------------------------------------------------------------------------------------------------------------------
 AXA AGGRESSIVE ALLOCATION
-------------------------------------------------------------------------------------------------------------------
  Unit value                                     --           --           --           --          --     $ 109.19
-------------------------------------------------------------------------------------------------------------------
  Number of units outstanding (000's)            --           --           --           --          --            1
-------------------------------------------------------------------------------------------------------------------
 AXA CONSERVATIVE ALLOCATION
-------------------------------------------------------------------------------------------------------------------
  Unit value                                     --           --           --           --          --     $ 102.19
-------------------------------------------------------------------------------------------------------------------
  Number of units outstanding (000's)            --           --           --           --          --            2
-------------------------------------------------------------------------------------------------------------------
 AXA CONSERVATIVE-PLUS ALLOCATION
-------------------------------------------------------------------------------------------------------------------
  Unit value                                     --           --           --           --          --     $ 104.18
-------------------------------------------------------------------------------------------------------------------
  Number of units outstanding (000's)            --           --           --           --          --            3
-------------------------------------------------------------------------------------------------------------------
 AXA MODERATE ALLOCATION
-------------------------------------------------------------------------------------------------------------------
  UNIT VALUE                               $ 102.39     $ 118.86     $ 115.59     $ 111.79    $  96.39     $ 113.46
-------------------------------------------------------------------------------------------------------------------
  NUMBER OF UNITS OUTSTANDING (000'S)            --           11          101          287         488          503
-------------------------------------------------------------------------------------------------------------------
 AXA MODERATE-PLUS ALLOCATION
-------------------------------------------------------------------------------------------------------------------
  Unit value                                     --           --           --           --          --     $ 108.00
-------------------------------------------------------------------------------------------------------------------
  Number of units outstanding (000's)            --           --           --           --          --            2
-------------------------------------------------------------------------------------------------------------------
 AXA PREMIER VIP AGGRESSIVE EQUITY
-------------------------------------------------------------------------------------------------------------------
  Unit value                               $  90.25     $ 105.70     $  90.50     $  66.90    $  47.01     $  63.88
-------------------------------------------------------------------------------------------------------------------
  Number of units outstanding (000's)            --           17           71          100          95          106
-------------------------------------------------------------------------------------------------------------------
 AXA PREMIER VIP CORE BOND
-------------------------------------------------------------------------------------------------------------------
  Unit value                                     --           --           --           --    $ 106.88     $ 109.55
-------------------------------------------------------------------------------------------------------------------
  Number of units outstanding (000's)            --           --           --           --          83          100
-------------------------------------------------------------------------------------------------------------------
 AXA PREMIER VIP HEALTH CARE
-------------------------------------------------------------------------------------------------------------------
  Unit value                                     --           --           --           --    $  79.09     $ 100.13
-------------------------------------------------------------------------------------------------------------------
  Number of units outstanding (000's)            --           --           --           --          17           32
-------------------------------------------------------------------------------------------------------------------
 AXA PREMIER VIP HIGH YIELD
-------------------------------------------------------------------------------------------------------------------
  Unit value                               $  89.20     $  84.97     $  76.49     $  76.09    $  72.96     $  88.34
-------------------------------------------------------------------------------------------------------------------
  Number of units outstanding (000's)            --            5           28           49          69          130
-------------------------------------------------------------------------------------------------------------------
 AXA PREMIER VIP INTERNATIONAL EQUITY
-------------------------------------------------------------------------------------------------------------------
  Unit value                                     --           --           --           --    $  78.18     $ 103.76
-------------------------------------------------------------------------------------------------------------------
  Number of units outstanding (000's)            --           --           --           --          17           31
-------------------------------------------------------------------------------------------------------------------
 AXA PREMIER VIP LARGE CAP CORE EQUITY
-------------------------------------------------------------------------------------------------------------------
  Unit value                                     --           --           --           --    $  76.54     $  96.89
-------------------------------------------------------------------------------------------------------------------
  Number of units outstanding (000's)            --           --           --           --          21           31
-------------------------------------------------------------------------------------------------------------------
 AXA PREMIER VIP LARGE CAP GROWTH
-------------------------------------------------------------------------------------------------------------------
  Unit value                                     --           --           --           --    $  67.96     $  87.71
-------------------------------------------------------------------------------------------------------------------
  Number of units outstanding (000's)            --           --           --           --          32           53
-------------------------------------------------------------------------------------------------------------------
 AXA PREMIER VIP LARGE CAP VALUE
-------------------------------------------------------------------------------------------------------------------
  Unit value                                     --           --           --           --    $  79.20     $ 102.57
-------------------------------------------------------------------------------------------------------------------
  Number of units outstanding (000's)            --           --           --           --          32           39
-------------------------------------------------------------------------------------------------------------------
 AXA PREMIER VIP SMALL/MID CAP GROWTH
-------------------------------------------------------------------------------------------------------------------
  Unit value                                     --           --           --           --    $  62.08     $  86.02
-------------------------------------------------------------------------------------------------------------------
  Number of units outstanding (000's)            --           --           --           --          43           94
-------------------------------------------------------------------------------------------------------------------

A-1 Appendix I: Condensed financial information

UNIT VALUES AND NUMBER OF UNITS OUTSTANDING AT YEAR END FOR EACH VARIABLE INVESTMENT OPTION, EXCEPT FOR THOSE OPTIONS BEING OFFERED FOR THE FIRST TIME AFTER DECEMBER 31, 2003.


------------------------------------------------------------------------------------------------------------------------------------
                                                                       For the years ending December 31,
                                       ---------------------------------------------------------------------------------------------
                                                       1998         1999         2000         2001        2002        2003
------------------------------------------------------------------------------------------------------------------------------------
 AXA PREMIER VIP SMALL/MID CAP VALUE
------------------------------------------------------------------------------------------------------------------------------------
  Unit value                                              --           --           --          --    $  73.80     $ 102.53
------------------------------------------------------------------------------------------------------------------------------------
  Number of units outstanding (000's)                     --           --           --          --          36           66
------------------------------------------------------------------------------------------------------------------------------------
 AXA PREMIER VIP TECHNOLOGY
------------------------------------------------------------------------------------------------------------------------------------
  Unit value                                              --           --           --          --    $  56.71     $  88.33
------------------------------------------------------------------------------------------------------------------------------------
  Number of units outstanding (000's)                     --           --           --          --           9           31
------------------------------------------------------------------------------------------------------------------------------------
 EQ/ALLIANCE COMMON STOCK
------------------------------------------------------------------------------------------------------------------------------------
  Unit value                                        $ 102.87     $ 126.92     $ 107.54    $  94.83    $  62.46     $  92.29
------------------------------------------------------------------------------------------------------------------------------------
  Number of units outstanding (000's)                     --          105          702         944         905        1,026
------------------------------------------------------------------------------------------------------------------------------------
 EQ/ALLIANCE GROWTH AND INCOME
------------------------------------------------------------------------------------------------------------------------------------
  Unit value                                        $ 102.73     $ 120.14     $ 129.01    $ 125.48    $  97.62     $ 125.79
------------------------------------------------------------------------------------------------------------------------------------
  Number of units outstanding (000's)                     --           37          262         526         600          645
------------------------------------------------------------------------------------------------------------------------------------
 EQ/ALLIANCE INTERMEDIATE GOVERNMENT SECURITIES
------------------------------------------------------------------------------------------------------------------------------------
  Unit value                                        $ 103.32     $ 101.97     $ 109.71    $ 116.93    $ 125.45     $ 126.60
------------------------------------------------------------------------------------------------------------------------------------
  Number of units outstanding (000's)                     --            1           16         112         193          185
------------------------------------------------------------------------------------------------------------------------------------
 EQ/ALLIANCE INTERNATIONAL
------------------------------------------------------------------------------------------------------------------------------------
  Unit value                                        $  93.00     $ 126.30     $  95.90    $  72.66    $  64.53     $  86.19
------------------------------------------------------------------------------------------------------------------------------------
  Number of units outstanding (000's)                     --            3           36          45         272          302
------------------------------------------------------------------------------------------------------------------------------------
 EQ/ALLIANCE PREMIER GROWTH
------------------------------------------------------------------------------------------------------------------------------------
  Unit value                                              --     $ 116.42     $  93.88    $  70.52    $  47.97     $  58.38
------------------------------------------------------------------------------------------------------------------------------------
  Number of units outstanding (000's)                     --           36          350         438         383          362
------------------------------------------------------------------------------------------------------------------------------------
 EQ/ALLIANCE QUALITY BOND
------------------------------------------------------------------------------------------------------------------------------------
  Unit value                                        $ 103.62     $ 100.07     $ 110.03    $ 117.42    $ 124.90     $ 127.77
------------------------------------------------------------------------------------------------------------------------------------
  Number of units outstanding (000's)                     --            4           27         112         158          142
------------------------------------------------------------------------------------------------------------------------------------
 EQ/ALLIANCE SMALL CAP GROWTH
------------------------------------------------------------------------------------------------------------------------------------
  Unit value                                        $  86.94     $ 109.62     $ 123.09    $ 105.51    $  72.72     $ 101.26
------------------------------------------------------------------------------------------------------------------------------------
  Number of units outstanding (000's)                     --            2           98         166         206          238
------------------------------------------------------------------------------------------------------------------------------------
 EQ/BERNSTEIN DIVERSIFIED VALUE
------------------------------------------------------------------------------------------------------------------------------------
  Unit value                                              --           --           --    $  94.71    $  80.81     $ 102.78
------------------------------------------------------------------------------------------------------------------------------------
  Number of units outstanding (000's)                     --           --           --          71         173          235
------------------------------------------------------------------------------------------------------------------------------------
 EQ/CALVERT SOCIALLY RESPONSIBLE
------------------------------------------------------------------------------------------------------------------------------------
  Unit value                                              --     $ 107.64     $ 103.26    $  87.02    $  63.23     $  79.94
------------------------------------------------------------------------------------------------------------------------------------
  Number of units outstanding (000's)                     --           --           --          --           3            4
------------------------------------------------------------------------------------------------------------------------------------
 EQ/CAPITAL GUARDIAN INTERNATIONAL
------------------------------------------------------------------------------------------------------------------------------------
  Unit value                                              --           --           --          --    $  67.97     $  89.06
------------------------------------------------------------------------------------------------------------------------------------
  Number of units outstanding (000's)                     --           --           --          --          12           31
------------------------------------------------------------------------------------------------------------------------------------
 EQ/CAPITAL GUARDIAN RESEARCH
------------------------------------------------------------------------------------------------------------------------------------
  Unit value                                              --     $ 106.84     $ 111.80    $ 108.22    $  80.55     $ 104.65
------------------------------------------------------------------------------------------------------------------------------------
  Number of units outstanding (000's)                     --            1            9          31         130          142
------------------------------------------------------------------------------------------------------------------------------------
 EQ/CAPITAL GUARDIAN U.S. EQUITY
------------------------------------------------------------------------------------------------------------------------------------
  Unit value                                              --     $ 101.69     $ 104.08    $ 100.76    $  75.99     $ 102.40
------------------------------------------------------------------------------------------------------------------------------------
  Number of units outstanding (000's)                     --            1           11          21          63          126
------------------------------------------------------------------------------------------------------------------------------------
 EQ/EMERGING MARKETS EQUITY
------------------------------------------------------------------------------------------------------------------------------------
  Unit value                                        $  81.49     $ 157.61     $  93.36    $  87.48    $  81.32     $ 125.29
------------------------------------------------------------------------------------------------------------------------------------
  Number of units outstanding (000's)                     --            5           42          44          54           69
------------------------------------------------------------------------------------------------------------------------------------
 EQ/EQUITY 500 INDEX
------------------------------------------------------------------------------------------------------------------------------------
  Unit value                                        $ 103.69     $ 123.02     $ 109.63    $  95.13    $  72.94     $  91.12
------------------------------------------------------------------------------------------------------------------------------------
  Number of units outstanding (000's)                     --           50          258         367         451          536
------------------------------------------------------------------------------------------------------------------------------------
 EQ/EVERGREEN OMEGA
------------------------------------------------------------------------------------------------------------------------------------
  Unit value                                              --     $ 106.63     $  93.02    $  76.26    $  57.25     $  78.17
------------------------------------------------------------------------------------------------------------------------------------
  Number of units outstanding (000's)                     --           --            3          10          16           26
------------------------------------------------------------------------------------------------------------------------------------

                                 Appendix I: Condensed financial information A-2

UNIT VALUES AND NUMBER OF UNITS OUTSTANDING AT YEAR END FOR EACH VARIABLE INVESTMENT OPTION, EXCEPT FOR THOSE OPTIONS BEING OFFERED FOR THE FIRST TIME AFTER DECEMBER 31, 2003.


----------------------------------------------------------------------------------------------------------------------
                                                                   For the years ending December 31,
                                       -------------------------------------------------------------------------------
                                                     1998        1999        2000         2001        2002        2003
----------------------------------------------------------------------------------------------------------------------
 EQ/FI MID CAP
----------------------------------------------------------------------------------------------------------------------
  Unit value                                           --          --     $ 100.02    $  85.57    $  68.93    $  97.80
----------------------------------------------------------------------------------------------------------------------
  Number of units outstanding (000's)                  --          --            9         106         195         301
----------------------------------------------------------------------------------------------------------------------
 EQ/FI SMALL/MID CAP VALUE
----------------------------------------------------------------------------------------------------------------------
  Unit value                                     $  82.88    $  83.36     $  86.60    $  88.97    $  74.98    $  98.72
----------------------------------------------------------------------------------------------------------------------
  Number of units outstanding (000's)                  --           1           14         126         261         291
----------------------------------------------------------------------------------------------------------------------
 EQ/J.P. MORGAN CORE BOND
----------------------------------------------------------------------------------------------------------------------
  Unit value                                           --          --           --          --    $ 107.19    $ 109.48
----------------------------------------------------------------------------------------------------------------------
  Number of units outstanding (000's)                  --          --           --          --          45          72
----------------------------------------------------------------------------------------------------------------------
 EQ/JANUS LARGE CAP GROWTH
----------------------------------------------------------------------------------------------------------------------
  Unit value                                           --          --     $  83.99    $  63.92    $  44.01    $  54.73
----------------------------------------------------------------------------------------------------------------------
  Number of units outstanding (000's)                  --          --           12         119         162         185
----------------------------------------------------------------------------------------------------------------------
 EQ/LAZARD SMALL CAP VALUE
----------------------------------------------------------------------------------------------------------------------
  Unit value                                           --          --           --          --    $ 112.91    $ 153.26
----------------------------------------------------------------------------------------------------------------------
  Number of units outstanding (000's)                  --          --           --          --          27          54
----------------------------------------------------------------------------------------------------------------------
 EQ/MARSICO FOCUS
----------------------------------------------------------------------------------------------------------------------
  Unit value                                           --          --           --    $ 105.94    $  92.57    $ 119.93
----------------------------------------------------------------------------------------------------------------------
  Number of units outstanding (000's)                  --          --           --          --          47         133
----------------------------------------------------------------------------------------------------------------------
 EQ/MERCURY BASIC VALUE EQUITY
----------------------------------------------------------------------------------------------------------------------
  Unit value                                     $  97.91    $ 115.06     $ 127.11    $ 132.52    $ 109.12    $ 141.44
----------------------------------------------------------------------------------------------------------------------
  Number of units outstanding (000's)                  --           7           41         119         183         219
----------------------------------------------------------------------------------------------------------------------
 EQ/MERCURY INTERNATIONAL VALUE
----------------------------------------------------------------------------------------------------------------------
  Unit value                                           --          --           --          --    $  75.88    $  96.00
----------------------------------------------------------------------------------------------------------------------
  Number of units outstanding (000's)                  --          --           --          --          74          85
----------------------------------------------------------------------------------------------------------------------
 EQ/MFS EMERGING GROWTH COMPANIES
----------------------------------------------------------------------------------------------------------------------
  Unit value                                     $ 103.53    $ 177.65     $ 142.46    $  92.82    $  60.23    $  76.94
----------------------------------------------------------------------------------------------------------------------
  Number of units outstanding (000's)                  --          36          288         316         265         250
----------------------------------------------------------------------------------------------------------------------
 EQ/MFS INVESTORS TRUST
----------------------------------------------------------------------------------------------------------------------
  Unit value                                           --    $ 104.53     $ 102.57    $  85.14    $  66.44    $  80.11
----------------------------------------------------------------------------------------------------------------------
  Number of units outstanding (000's)                  --           2           17          21          26          31
----------------------------------------------------------------------------------------------------------------------
 EQ/MONEY MARKET
----------------------------------------------------------------------------------------------------------------------
  Unit value                                     $ 101.68    $ 105.21     $ 110.19    $ 112.74    $ 112.77    $ 112.05
----------------------------------------------------------------------------------------------------------------------
  Number of units outstanding (000's)                  --          17           57         125         107          83
----------------------------------------------------------------------------------------------------------------------
 EQ/PUTNAM GROWTH & INCOME VALUE
----------------------------------------------------------------------------------------------------------------------
  Unit value                                     $ 100.60    $  98.04     $ 103.43    $  95.23    $  76.16    $  95.42
----------------------------------------------------------------------------------------------------------------------
  Number of units outstanding (000's)                  --           3           17          32          35          35
----------------------------------------------------------------------------------------------------------------------
 EQ/PUTNAM VOYAGER
----------------------------------------------------------------------------------------------------------------------
  Unit value                                           --          --           --          --    $  54.11    $  66.27
----------------------------------------------------------------------------------------------------------------------
  Number of units outstanding (000's)                  --          --           --          --           5          11
----------------------------------------------------------------------------------------------------------------------
 EQ/SMALL COMPANY INDEX
----------------------------------------------------------------------------------------------------------------------
  Unit value                                           --          --           --          --    $  81.65    $ 117.68
----------------------------------------------------------------------------------------------------------------------
  Number of units outstanding (000's)                  --          --           --          --          18          59
----------------------------------------------------------------------------------------------------------------------
 EQ/TECHNOLOGY
----------------------------------------------------------------------------------------------------------------------
  Unit value                                           --          --     $  66.17    $  49.39    $  28.90    $  40.98
----------------------------------------------------------------------------------------------------------------------
  Number of units outstanding (000's)                  --          --          128         196         191         199
----------------------------------------------------------------------------------------------------------------------
 LAUDUS ROSENBERG VIT VALUE LONG/SHORT EQUITY
----------------------------------------------------------------------------------------------------------------------
  Unit value                                           --          --           --          --          --    $  99.49
----------------------------------------------------------------------------------------------------------------------
  Number of units outstanding (000's)                  --          --           --          --          --          --
----------------------------------------------------------------------------------------------------------------------
 U.S. REAL ESTATE
----------------------------------------------------------------------------------------------------------------------
  Unit value                                           --          --           --          --          --    $ 106.85
----------------------------------------------------------------------------------------------------------------------
  Number of units outstanding (000's)                  --          --           --          --          --           4
----------------------------------------------------------------------------------------------------------------------

A-3 Appendix I: Condensed financial information

Appendix II: Market value adjustment example

--------------------------------------------------------------------------------


The example below shows how the market value adjustment would be determined and how it would be applied to a withdrawal, assuming that $100,000 had been invested on June 15, 2005 to a fixed maturity option with a maturity date of June 15, 2014 (i.e., nine years later) at a hypothetical rate to maturity of 7.00%, resulting in a maturity value at the maturity date of $183,846. We further assume that a withdrawal of $50,000 is made four years later, on June 15, 2009.



-------------------------------------------------------------------------------------
                                                            Hypothetical assumed
                                                              Rate to maturity
                                                              on June 15, 2009
                                                            --------------------
                                                               5.00%        9.00%
-------------------------------------------------------------------------------------
 AS OF JUNE 15, 2009 (BEFORE WITHDRAWAL)
-------------------------------------------------------------------------------------
(1) Market adjusted amount                                 $144,048     $ 119,487
-------------------------------------------------------------------------------------
(2) Fixed maturity amount                                  $131,080     $ 131,080
-------------------------------------------------------------------------------------
(3) Market value adjustment: (1) - (2)                     $ 12,968     $ (11,593)
-------------------------------------------------------------------------------------
 ON JUNE 15, 2009 (AFTER WITHDRAWAL)
-------------------------------------------------------------------------------------
(4) Portion of market value adjustment associated with withdrawal: (3) x
  [$50,000/(1)]                                            $  4,501     $  (4,851)
-------------------------------------------------------------------------------------
(5) Reduction in fixed maturity amount [$50,000 - (4)]     $ 45,499     $  54,851
-------------------------------------------------------------------------------------
(6) Fixed maturity amount (2) - (5)                        $ 85,581     $  76,229
-------------------------------------------------------------------------------------
(7) Maturity value                                         $120,032     $ 106,915
-------------------------------------------------------------------------------------
(8) Market adjusted amount of (7)                          $ 94,048     $  69,487
-------------------------------------------------------------------------------------


You should note that under this example if a withdrawal is made when rates have increased from 7.00% to 9.00% (right column), a negative market value adjustment is realized. On the other hand, if a withdrawal is made when rates have decreased from 7.00% to 5.00% (left column), a positive market value adjustment is realized.


                                Appendix II: Market value adjustment example B-1

Appendix III: Death benefit example

--------------------------------------------------------------------------------

If you do not elect the optional ratcheted death benefit, the death benefit is equal to the account value or the minimum death benefit (contributions, adjusted for withdrawals, and any withdrawal charges and taxes that may apply), whichever provides the highest amount. If you elect the ratcheted death benefit, the death benefit is equal to the account value or the ratcheted death benefit, whichever provides the highest amount.


The following illustrates the death benefit calculation. Assuming $100,000 is allocated to the variable investment options, no additional contributions, no transfers and no withdrawals, the death benefit for an annuitant age 45 would be calculated as follows:

----------------------------------------------------------------------------------------------
  End of contract year       Account value(1)    Contribution          Ratcheted death benefit
----------------------------------------------------------------------------------------------
            1                $  105,000(2)       $100,000              $   100,000
----------------------------------------------------------------------------------------------
            2                $  115,500(2)                             $   100,000
----------------------------------------------------------------------------------------------
            3                $  129,360(2)                             $   129,360(2)
----------------------------------------------------------------------------------------------
            4                $  103,488                                $   129,360(3)
----------------------------------------------------------------------------------------------
            5                $  113,837                                $   129,360(3)
----------------------------------------------------------------------------------------------
            6                $  127,497                                $   129,360(3)
----------------------------------------------------------------------------------------------
            7                $  127,497                                $   129,360(3)
----------------------------------------------------------------------------------------------
            8                $  133,872(2)                             $   129,360
----------------------------------------------------------------------------------------------
            9                $  147,259                                $   147,259(4)
----------------------------------------------------------------------------------------------

The account values for contract years 1 through 9 are based on hypothetical rates of return of 5.00%, 10.00%, 12.00%, (20.00)%, 10.00%, 12.00%, 0.00%, 5%
and 10%. We are using these rates solely to illustrate how the benefit is determined. The return rates bear no relationship to past or future investment results.

(1) If the optional ratcheted death benefit was not elected, the death benefit on each contract date anniversary would be equal to the account value, since it is higher than the contribution.

(2) If the optional ratcheted death benefit was elected at the end of contract years 1, 2, 3 and 8, the death benefit will be equal to the account value. Also in year 3, the ratcheted death benefit is increased to equal the account value.

(3) At the end of contract years 4, 5, 6 and 7, the death benefit would be equal to the ratcheted death benefit since it is higher than the account value. Also, at the end of contract year six, no adjustment would be made to the ratcheted death benefit, since the ratcheted death benefit is higher than the account value.

(4) At the end of contract year 9, the ratcheted death benefit would be increased to the account value, since the account value on the contract date anniversary is higher than the current ratcheted death benefit.


C-1 Appendix III: Death benefit example

Statement of additional information

--------------------------------------------------------------------------------

TABLE OF CONTENTS

                                                                            Page

Unit values                                                                  2
Calculation of annuity payments                                              2
Equitable Life's pending name change                                         2
Custodian and independent auditors                                           2
Distribution of the contracts                                                3
Financial statements                                                         3


HOW TO OBTAIN AN EQUI-VEST(R) STATEMENT OF ADDITIONAL INFORMATION FOR SEPARATE
 ACCOUNT A


Call 1 (800) 628-6673 or send this request form to:
 EQUI-VEST(R)
 Processing Office
 The Equitable Life
 P.O. Box 2996
 New York, NY 10116-2996


- - - - - - - - - - - - - - - - - - - - - - - - - - - - - - - - - - - - - - - -

Please send me an EQUI-VEST(R) Statement of Additional Information dated May 1, 2004.
(Combination variable and fixed deferred annuity)



--------------------------------------------------------------------------------
Name


--------------------------------------------------------------------------------
Address


--------------------------------------------------------------------------------
City           State    Zip


SAI (05/04)

EQUI-VEST(R)

A Combination Variable and Fixed Deferred   The Equitable Life Assurance Society
 Annuity Contract                           of the United States
                                            1290 Avenue of the Americas
STATEMENT OF ADDITIONAL INFORMATION         New York, New York 10104

DATED MAY 1, 2004


--------------------------------------------------------------------------------


This Statement of Additional Information ("SAI") is not a prospectus. It should be read in conjunction with the related prospectus for EQUI-VEST(R), dated May 1, 2004. That prospectus provides detailed information concerning the contracts and the variable investment options, as well as the fixed maturity options that fund the contracts. Each variable investment option is a subaccount of Equitable Life's Separate Account A. Definitions of special terms used in the SAI are found in the prospectus.

A copy of the prospectus is available free of charge by writing the processing office (P.O. Box 2996, New York, NY 10116-2996), by calling toll free, 1 (800) 628-6673, or by contacting your financial professional.


TABLE OF CONTENTS


Unit values                                                                  2

Calculation of annuity payment                                               2

Equitable Life's pending name change                                         2

Custodian and independent auditors                                           2

Distribution of the contracts                                                3

Financial statements                                                         3

   Copyright 2004. The Equitable Life Assurance Society of the United States
                          1290 Avenue of the Americas
                 New York, New York 10104. All rights reserved.


                                                                          x00671

UNIT VALUES


Unit values are determined at the end of each "valuation period" for each of the variable investment options. A valuation period is each business day together with any consecutive preceding non-business day. The unit values for EQUI-VEST(R) may vary. The method of calculating unit values is set forth below.

The unit value for a variable investment option for any valuation period is equal to the unit value for the preceding valuation period multiplied by the "net investment factor" for the variable investment option for that valuation period. The net investment factor is:

        (a/b) - c

where:


(a) is the value of the variable investment option's shares of the corresponding portfolio at the end of the valuation period before giving effect to any amounts allocated to or withdrawn from the variable investment options for the valuation period. For this purpose, we use the share value reported to us by the applicable Trust. This share value is after deduction for investment advisory fees and direct expenses of such Trust.


(b) is the value of the variable investment option's shares of the corresponding portfolio at the end of the preceding valuation period (after any amounts allocated or withdrawn for that valuation period).

(c) is the daily Separate Account A asset charge for the expenses of the contracts times the number of calendar days in the valuation period, plus any charge for taxes or amounts set aside as a reserve for taxes.



CALCULATION OF ANNUITY PAYMENTS


The calculation of monthly annuity payments under a contract takes into account the number of annuity units of each variable investment option credited under a contract, their respective annuity unit values, and a net investment factor. The annuity unit values used for EQUI-VEST(R) may vary, although the method of calculating annuity unit values set forth below applies to all contracts. Annuity unit values will also vary by variable investment option.

For each valuation period, the adjusted net investment factor is equal to the net investment factor for the variable investment option reduced for each day in the valuation period by:

o .00013366 of the net investment factor for a contract with an assumed base rate of net investment return of 5% a year; or

o .00009425 of the net investment factor for a contract with an assumed base rate of net investment return of 3-1/2%.

Because of this adjustment, the annuity unit value rises and falls depending on whether the actual rate of net investment return (after charges) is higher or lower than the assumed base rate.

The assumed base rate will be 5%, except in states where that rate is not permitted. Annuity payments based upon an assumed base rate of 3-1/2% will at first be smaller than those based upon a 5% assumed base rate. Payments based upon a 3-1/2% rate, however, will rise more rapidly when unit values are rising, and payments will fall more slowly when unit values are falling than those based upon a 5% rate.

The amounts of variable annuity payments are determined as follows:

Payments normally start on the business day specified on your election form, or on such other future date as specified therein. The first three monthly payments are the same. The initial payment will be calculated using the basis guaranteed in the applicable EQUI-VEST(R) contract or our current basis, whichever would provide the higher initial benefit.

The first three payments depend on the assumed base rate of net investment return and the form of annuity chosen (and any fixed period). If the annuity involves a life contingency, the risk class and the age of the annuitants will affect payments.

Payments after the first three will vary according to the investment performance of the variable investment option(s) selected to fund the variable payments. After that, each monthly payment will be calculated by multiplying the number of annuity units credited by the average annuity unit value for the selected fund for the second calendar month immediately preceding the due date of the payment. The number of units is calculated by dividing the first monthly payment by the annuity unit value for the valuation period which includes the due date of the first monthly payment. The average annuity unit value is the average of the annuity unit values for the valuation periods ending in that month.

Illustration of calculation of annuity payments


To show how we determine variable annuity payments, assume that the account value for an EQUI-VEST(R) contract on a retirement date is enough to fund an annuity with a monthly payment of $100 and that the annuity unit value of the selected variable investment option for the valuation period that includes the due date of the first annuity payment is $3.74. The number of annuity units credited under the contract would be 26.74 (100 divided by 3.74 = 26.74). Based on a hypothetical average annuity unit value of $3.56 in October 2003, the annuity payment due in December 2003 would be $95.19 (the number of units (26.74) times $3.56).


EQUITABLE LIFE'S PENDING NAME CHANGE

Effective on or about September 7, 2004, we expect, subject to regulatory approval, to change the name of "The Equitable Life Assurance Society of the United States" to "AXA Equitable Life Insurance Company." When the name change becomes effective, all references in any current prospectus, prospectus supplement or statement of additional information to "The Equitable Life Assurance Society of the United States" will become references to "AXA Equitable Life Insurance Company." Accordingly, all references to "Equitable Life" or "Equitable" will become references to "AXA Equitable."


CUSTODIAN AND INDEPENDENT AUDITORS


Equitable Life is the custodian for the shares of the Trusts owned by Separate Account A.


The financial statement of Separate Account A as of December 31, 2003 and for the periods ended December 31, 2003 and 2002 and the consolidated financial statements of Equitable Life as of December 31,

2003 and 2002 and for each of the three years ended December 31, 2003 incorporated in this SAI have been so incorporated in reliance on the reports of PricewaterhouseCoopers LLP, independent auditors, given on the authority of such firm as experts in auditing and accounting.


DISTRIBUTION OF THE CONTRACTS

Pursuant to a Distribution and Servicing Agreement between AXA Advisors, Equitable Life and certain of Equitable Life's separate accounts, including Separate Account A, Equitable Life paid AXA Advisors a fee of $325,380 for each of the years 2003, 2002 and 2001. Equitable Life paid AXA Advisors, as the distributor of certain contracts, including these contracts, and as the principal underwriter of several Equitable Life separate accounts, including Separate Account A, $562,696,578 in 2003, $536,113,253 in 2002, $543,488,990 in
2001. Of these amounts, AXA Advisors retained $287,344,634, $283,213,274 and $277,057,837 respectively.


FINANCIAL STATEMENTS


The consolidated financial statements of Equitable Life included herein should be considered only as bearing upon the ability of Equitable Life to meet its obligations under the contracts.

THE EQUITABLE LIFE ASSURANCE SOCIETY OF THE UNITED STATES
SEPARATE ACCOUNT A

INDEX TO FINANCIAL STATEMENTS


Report of
 Independent Auditors...............................................   FSA-2
Financial Statements:
   Statements of Assets and Liabilities, December
    31, 2003........................................................   FSA-3
   Statements of Operations for the Year Ended December
    31, 2003........................................................   FSA-20
   Statements of Changes in Net Assets for the Years Ended
    December 31, 2003 and 2002......................................   FSA-27
   Notes to
    Financial Statements............................................   FSA-40


THE EQUITABLE LIFE ASSURANCE SOCIETY OF THE UNITED STATES

INDEX TO CONSOLIDATED FINANCIAL STATEMENTS


Report of
 Independent Auditors...............................................   F-1
   Consolidated Financial Statements:
   Consolidated Balance Sheets, December 31, 2003
    and 2002........................................................   F-2
   Consolidated Statements of Earnings, Years Ended December 31,
    2003, 2002 and 2001.............................................   F-3
   Consolidated Statements of Shareholder's Equity and
    Comprehensive Income, Years Ended December 31, 2003, 2002
    and 2001........................................................   F-4
   Consolidated Statements of Cash Flows, Years Ended December 31,
    2003, 2002 and 2001.............................................   F-5
   Notes to Consolidated Financial Statements.......................   F-7


                                     FSA-1

                        REPORT OF INDEPENDENT AUDITORS

To the Board of Directors of
The Equitable Life Assurance Society of the United States and Contractowners of Separate Account A of The Equitable Life Assurance Society of the United States



In our opinion, the accompanying statements of assets and liabilities and the related statements of operations and of changes in net assets present fairly, in all material respects, the financial position of the separate Variable Investment Options, as listed in Note 1 to such financial statements, of The Equitable Life Assurance Society of the United States ("Equitable Life") Separate Account A at December 31, 2003, the results of each of their operations and the changes in each of their net assets for each of the periods indicated, in conformity with accounting principles generally accepted in the United States of America. These financial statements are the responsibility of Equitable Life's management; our responsibility is to express an opinion on these financial statements based on our audits. We conducted our audits of these financial statements in accordance with auditing standards generally accepted in the United States of America, which require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements, assessing the accounting principles used and significant estimates made by management, and evaluating the overall financial statement presentation. We believe that our audits, which included confirmation of investments in The Trusts at December 31, 2003 by correspondence with the transfer agent of The Trusts, provide a reasonable basis for our opinion.



/s/ PricewaterhouseCoopers LLP
New York, New York
March 9, 2004

                                     FSA-2

THE EQUITABLE LIFE ASSURANCE SOCIETY OF THE UNITED STATES
SEPARATE ACCOUNT A

STATEMENTS OF ASSETS AND LIABILITIES

DECEMBER 31, 2003


                                                     AXA Aggressive  AXA Conservative   AXA Conservative-Plus
                                                       Allocation       Allocation            Allocation
                                                    --------------- ------------------ -----------------------
Assets:
Investments in shares of The Trusts, at fair value     $1,006,595        $940,843              $866,979
Receivable for The Trusts shares sold .............            --              --                    --
Receivable for policy-related transactions ........           372          37,263                 8,140
                                                       ----------        --------              --------
  Total assets ....................................    $1,006,967        $978,106              $875,119
                                                       ----------        --------              --------
Liabilities:
Payable for The Trusts shares purchased ...........         2,555          37,263                 8,140
Payable for policy-related transactions ...........            --              --                    --
                                                       ----------        --------              --------
  Total liabilities ...............................         2,555          37,263                 8,140
                                                       ----------        --------              --------
Net Assets ........................................    $1,004,412        $940,843              $866,979
                                                       ==========        ========              ========
Net Assets:
Accumulation Units ................................    $1,003,336        $940,001              $865,835
Contracts in payout (annuitization) period.........            --              --                    --
Retained by Equitable Life in Separate Account A...    $    1,076        $    842              $  1,144
                                                       ----------        --------              --------
Total net assets ..................................    $1,004,412        $940,843              $866,979
                                                       ==========        ========              ========
Investments in shares of The Trusts, at cost ......    $  992,724        $942,145              $863,501
The Trusts
  Class A .........................................            --              --                    --
  Class B .........................................        89,371          89,996                81,350



                                                                               AXA Moderate-Plus    AXA Premier VIP
                                                     AXA Moderate Allocation       Allocation      Aggressive Equity
                                                    ------------------------- ------------------- ------------------
Assets:
Investments in shares of The Trusts, at fair value        $1,695,849,713           $2,390,484       $1,109,593,257
Receivable for The Trusts shares sold .............                   --                   --               91,033
Receivable for policy-related transactions ........            2,040,706               40,047              316,801
                                                          --------------           ----------       --------------
  Total assets ....................................       $1,697,890,419           $2,430,531       $1,110,001,091
                                                          --------------           ----------       --------------
Liabilities:
Payable for The Trusts shares purchased ...........              413,088               40,047                   --
Payable for policy-related transactions ...........                   --                   --                   --
                                                          --------------           ----------       --------------
  Total liabilities ...............................              413,088               40,047                   --
                                                          --------------           ----------       --------------
Net Assets ........................................       $1,697,477,331           $2,390,484       $1,110,001,091
                                                          ==============           ==========       ==============
Net Assets:
Accumulation Units ................................       $1,690,774,323           $2,389,808       $1,106,552,423
Contracts in payout (annuitization) period.........            6,703,008                   --            2,051,410
Retained by Equitable Life in Separate Account A...       $           --           $      676       $    1,397,258
                                                          --------------           ----------       --------------
Total net assets ..................................       $1,697,477,331           $2,390,484       $1,110,001,091
                                                          ==============           ==========       ==============
Investments in shares of The Trusts, at cost ......       $1,722,365,500           $2,330,884       $1,539,039,007
The Trusts
  Class A .........................................          110,232,275                   --           48,906,303
  Class B .........................................            5,704,279              213,938              530,163

-------
The accompanying notes are an integral part of these financial statements.

                                     FSA-3

THE EQUITABLE LIFE ASSURANCE SOCIETY OF THE UNITED STATES
SEPARATE ACCOUNT A

STATEMENTS OF ASSETS AND LIABILITIES (Continued)

DECEMBER 31, 2003


                                                      AXA Premier      AXA Premier     AXA Premier VIP
                                                     VIP Core Bond   VIP Health Care      High Yield
                                                    --------------- ----------------- -----------------
Assets:
Investments in shares of The Trusts, at fair value    $55,299,302      $29,590,380       $149,803,447
Receivable for The Trusts shares sold .............        25,569               --                 --
Receivable for policy-related transactions ........            --           81,155            255,057
                                                      -----------      -----------       ------------
  Total assets ....................................   $55,324,871      $29,671,535       $150,058,504
                                                      -----------      -----------       ------------
Liabilities:
Payable for The Trusts shares purchased ...........            --           82,436            265,693
Payable for policy-related transactions ...........        25,569               --                 --
                                                      -----------      -----------       ------------
  Total liabilities ...............................        25,569           82,436            265,693
                                                      -----------      -----------       ------------
Net Assets ........................................   $55,299,302      $29,589,099       $149,792,811
                                                      ===========      ===========       ============
Net Assets:
Accumulation Units ................................   $55,167,285      $23,368,824       $148,845,690
Contracts in payout (annuitization) period.........            --               --            644,728
Retained by Equitable Life in Separate Account A...   $   132,017      $ 6,220,275       $    302,393
                                                      -----------      -----------       ------------
Total net assets ..................................   $55,299,302      $29,589,099       $149,792,811
                                                      ===========      ===========       ============
Investments in shares of The Trusts, at cost ......   $55,253,236      $27,109,919       $156,139,693
The Trusts
  Class A .........................................         9,916          101,468         22,470,260
  Class B .........................................     5,303,704        2,808,902          4,162,759



                                                                             AXA Premier
                                                        AXA Premier VIP     VIP Large Cap    AXA Premier VIP   AXA Premier VIP
                                                     International Equity    Core Equity    Large Cap Growth   Large Cap Value
                                                    ---------------------- --------------- ------------------ ----------------
Assets:
Investments in shares of The Trusts, at fair value        $29,782,552        $22,354,173       $33,589,222       $30,445,387
Receivable for The Trusts shares sold .............                --                 --           323,355                --
Receivable for policy-related transactions ........           147,833             76,793                --            61,687
                                                          -----------        -----------       -----------       -----------
  Total assets ....................................       $29,930,385        $22,430,966       $33,912,577       $30,507,074
                                                          -----------        -----------       -----------       -----------
Liabilities:
Payable for The Trusts shares purchased ...........           147,833             76,793                --            61,687
Payable for policy-related transactions ...........                --                 --           323,355                --
                                                          -----------        -----------       -----------       -----------
  Total liabilities ...............................           147,833             76,793           323,355            61,687
                                                          -----------        -----------       -----------       -----------
Net Assets ........................................       $29,782,552        $22,354,173       $33,589,222       $30,445,387
                                                          ===========        ===========       ===========       ===========
Net Assets:
Accumulation Units ................................       $23,339,588        $16,351,791       $28,129,077       $24,067,917
Contracts in payout (annuitization) period.........                --                 --                --                --
Retained by Equitable Life in Separate Account A...       $ 6,442,964        $ 6,002,382       $ 5,460,145       $ 6,377,470
                                                          -----------        -----------       -----------       -----------
Total net assets ..................................       $29,782,552        $22,354,173       $33,589,222       $30,445,387
                                                          ===========        ===========       ===========       ===========
Investments in shares of The Trusts, at cost ......       $25,458,157        $19,996,948       $30,327,961       $27,778,712
The Trusts
  Class A .........................................           101,285            101,398           100,556           103,324
  Class B .........................................         2,713,660          2,158,235         3,636,964         2,858,850

-------
The accompanying notes are an integral part of these financial statements.

                                     FSA-4

THE EQUITABLE LIFE ASSURANCE SOCIETY OF THE UNITED STATES
SEPARATE ACCOUNT A

STATEMENTS OF ASSETS AND LIABILITIES (Continued)

DECEMBER 31, 2003


                                                          AXA Premier VIP       AXA Premier VIP
                                                       Small/Mid Cap Growth   Small/Mid Cap Value
                                                      ---------------------- ---------------------
Assets:
Investments in shares of The Trusts, at fair value ..       $56,239,754           $53,055,394
Receivable for The Trusts shares sold ...............                --                    --
Receivable for policy-related transactions ..........           545,433               213,663
                                                            -----------           -----------
  Total assets ......................................       $56,785,187           $53,269,057
                                                            -----------           -----------
Liabilities:
Payable for The Trusts shares purchased .............           545,507               213,663
Payable for policy-related transactions .............                --                    --
                                                            -----------           -----------
  Total liabilities .................................           545,507               213,663
                                                            -----------           -----------
Net Assets ..........................................       $56,239,680           $53,055,394
                                                            ===========           ===========
Net Assets:
Accumulation Units ..................................       $50,875,414           $46,679,872
Contracts in payout (annuitization) period...........                --                    --
Retained by Equitable Life in Separate Account A.....       $ 5,364,266           $ 6,375,522
                                                            -----------           -----------
Total net assets ....................................       $56,239,680           $53,055,394
                                                            ===========           ===========
Investments in shares of The Trusts, at cost ........       $49,227,289           $44,371,093
The Trusts
  Class A ...........................................           101,794               101,093
  Class B ...........................................         6,358,549             4,976,847



                                                         AXA Premier    AXA Rosenberg VIT Value     EQ/Alliance
                                                       VIP Technology      Long/Short Equity        Common Stock
                                                      ---------------- ------------------------- -----------------
Assets:
Investments in shares of The Trusts, at fair value ..    $29,133,595            $396,248          $4,587,724,160
Receivable for The Trusts shares sold ...............             --              66,833                      --
Receivable for policy-related transactions ..........         78,823                  --                 516,545
                                                         -----------            --------          --------------
  Total assets ......................................    $29,212,418            $463,081          $4,588,240,705
                                                         -----------            --------          --------------
Liabilities:
Payable for The Trusts shares purchased .............         78,823                  --                 978,043
Payable for policy-related transactions .............             --              66,833                      --
                                                         -----------            --------          --------------
  Total liabilities .................................         78,823              66,833                 978,043
                                                         -----------            --------          --------------
Net Assets ..........................................    $29,133,595            $396,248          $4,587,262,662
                                                         ===========            ========          ==============
Net Assets:
Accumulation Units ..................................    $23,642,263            $395,484          $4,558,310,215
Contracts in payout (annuitization) period...........             --                  --              27,397,841
Retained by Equitable Life in Separate Account A.....    $ 5,491,332            $    764          $    1,554,606
                                                         -----------            --------          --------------
Total net assets ....................................    $29,133,595            $396,248          $4,587,262,662
                                                         ===========            ========          ==============
Investments in shares of The Trusts, at cost ........    $29,610,419            $399,483          $5,529,200,088
The Trusts
  Class A ...........................................        103,150                  --             288,091,471
  Class B ...........................................      3,199,262              41,105               8,568,620



                                                          EQ/Alliance      EQ/Alliance Intermediate
                                                       Growth and Income     Government Securities
                                                      ------------------- --------------------------
Assets:
Investments in shares of The Trusts, at fair value ..    $1,039,410,845          $177,716,338
Receivable for The Trusts shares sold ...............                --               146,156
Receivable for policy-related transactions ..........           601,747               230,962
                                                         --------------          ------------
  Total assets ......................................    $1,040,012,592          $178,093,456
                                                         --------------          ------------
Liabilities:
Payable for The Trusts shares purchased .............           589,345                    --
Payable for policy-related transactions .............                --                    --
                                                         --------------          ------------
  Total liabilities .................................           589,345                    --
                                                         --------------          ------------
Net Assets ..........................................    $1,039,423,247          $178,093,456
                                                         ==============          ============
Net Assets:
Accumulation Units ..................................    $1,032,711,473          $177,419,075
Contracts in payout (annuitization) period...........         6,478,121               674,381
Retained by Equitable Life in Separate Account A.....    $      233,653                    --
                                                         --------------          ------------
Total net assets ....................................    $1,039,423,247          $178,093,456
                                                         ==============          ============
Investments in shares of The Trusts, at cost ........    $1,012,233,513          $181,334,224
The Trusts
  Class A ...........................................        55,510,461            13,435,493
  Class B ...........................................         7,066,766             4,159,764

-------
The accompanying notes are an integral part of these financial statements.

                                     FSA-5

THE EQUITABLE LIFE ASSURANCE SOCIETY OF THE UNITED STATES
SEPARATE ACCOUNT A

STATEMENTS OF ASSETS AND LIABILITIES (Continued)

DECEMBER 31, 2003


                                                           EQ/Alliance      EQ/Alliance     EQ/Alliance
                                                          International   Premier Growth   Quality Bond
                                                         --------------- ---------------- --------------
Assets:
Investments in shares of The Trusts, at fair value .....  $601,214,345     $167,566,686    $179,456,548
Receivable for The Trusts shares sold ..................            --               --         495,503
Receivable for policy-related transactions .............            --          108,824              --
                                                          ------------     ------------    ------------
  Total assets .........................................  $601,214,345     $167,675,510    $179,952,051
                                                          ------------     ------------    ------------
Liabilities:
Payable for The Trusts shares purchased ................        45,374          109,443              --
Payable for policy-related transactions ................       291,642               --         470,703
                                                          ------------     ------------    ------------
  Total liabilities ....................................       337,016          109,443         470,703
                                                          ------------     ------------    ------------
Net Assets .............................................  $600,877,329     $167,566,067    $179,481,348
                                                          ============     ============    ============
Net Assets:
Accumulation Units .....................................  $597,746,593     $167,284,974    $178,487,264
Contracts in payout (annuitization) period..............     1,528,303               --         994,084
Retained by Equitable Life in Separate Account A........     1,602,433          281,093              --
                                                          ------------     ------------    ------------
Total net assets .......................................  $600,877,329     $167,566,067    $179,481,348
                                                          ============     ============    ============
Investments in shares of The Trusts, at cost ...........  $479,113,428     $179,208,700    $177,531,159
The Trusts
  Class A ..............................................    57,742,292               --      14,096,124
  Class B ..............................................     4,791,654       27,021,100       3,433,850



                                                             EQ/Alliance        EQ/Bernstein          EQ/Calvert
                                                          Small Cap Growth   Diversified Value   Socially Responsible
                                                         ------------------ ------------------- ----------------------
Assets:
Investments in shares of The Trusts, at fair value .....    $332,071,496        $262,252,223          $9,417,154
Receivable for The Trusts shares sold ..................          81,045                  --                  --
Receivable for policy-related transactions .............              --             719,039              17,733
                                                            ------------        ------------          ----------
  Total assets .........................................    $332,152,541        $262,971,262          $9,434,887
                                                            ------------        ------------          ----------
Liabilities:
Payable for The Trusts shares purchased ................              --             717,035              17,733
Payable for policy-related transactions ................          99,344                  --                  --
                                                            ------------        ------------          ----------
  Total liabilities ....................................          99,344             717,035              17,733
                                                            ------------        ------------          ----------
Net Assets .............................................    $332,053,197        $262,254,227          $9,417,154
                                                            ============        ============          ==========
Net Assets:
Accumulation Units .....................................    $330,931,519        $261,871,659          $7,714,164
Contracts in payout (annuitization) period..............         976,707                  --                  --
Retained by Equitable Life in Separate Account A........         144,971             382,569           1,702,990
                                                            ------------        ------------          ----------
Total net assets .......................................    $332,053,197        $262,254,227          $9,417,154
                                                            ============        ============          ==========
Investments in shares of The Trusts, at cost ...........    $321,175,967        $231,474,939          $8,847,717
The Trusts
  Class A ..............................................      22,634,237                  --                  --
  Class B ..............................................       3,475,008          20,555,343           1,251,741



                                                                EQ/Capital
                                                          Guardian International
                                                         -----------------------
Assets:
Investments in shares of The Trusts, at fair value .....       $20,827,028
Receivable for The Trusts shares sold ..................                --
Receivable for policy-related transactions .............           198,899
                                                               -----------
  Total assets .........................................       $21,025,927
                                                               -----------
Liabilities:
Payable for The Trusts shares purchased ................           196,424
Payable for policy-related transactions ................                --
                                                               -----------
  Total liabilities ....................................           196,424
                                                               -----------
Net Assets .............................................       $20,829,503
                                                               ===========
Net Assets:
Accumulation Units .....................................       $20,780,307
Contracts in payout (annuitization) period..............                --
Retained by Equitable Life in Separate Account A........       $    49,196
                                                               -----------
Total net assets .......................................       $20,829,503
                                                               ===========
Investments in shares of The Trusts, at cost ...........       $17,778,062
The Trusts
  Class A ..............................................                --
  Class B ..............................................         2,159,792

-------
The accompanying notes are an integral part of these financial statements.

                                     FSA-6

THE EQUITABLE LIFE ASSURANCE SOCIETY OF THE UNITED STATES
SEPARATE ACCOUNT A

STATEMENTS OF ASSETS AND LIABILITIES (Continued)

DECEMBER 31, 2003


                                                         EQ/Capital           EQ/Capital          EQ/Emerging
                                                     Guardian Research   Guardian U.S. Equity   Markets Equity
                                                    ------------------- ---------------------- ----------------
Assets:
Investments in shares of The Trusts, at fair value      $149,339,211          $77,626,756        $101,861,885
Receivable for The Trusts shares sold .............               --                   --                  --
Receivable for policy-related transactions ........           49,815              494,609             322,118
                                                        ------------          -----------        ------------
  Total assets ....................................     $149,389,026          $78,121,365        $102,184,003
                                                        ------------          -----------        ------------
Liabilities:
Payable for The Trusts shares purchased ...........           49,825              495,437             324,939
Payable for policy-related transactions ...........               --                   --                  --
                                                        ------------          -----------        ------------
  Total liabilities ...............................           49,825              495,437             324,939
                                                        ------------          -----------        ------------
Net Assets ........................................     $149,339,201          $77,625,928        $101,859,064
                                                        ============          ===========        ============
Net Assets:
Accumulation Units ................................     $149,248,156          $77,521,842        $101,661,216
Contracts in payout (annuitization) period.........               --                   --                  --
Retained by Equitable Life in Separate Account A...     $     91,045          $   104,086        $    197,848
                                                        ------------          -----------        ------------
Total net assets ..................................     $149,339,201          $77,625,928        $101,859,064
                                                        ============          ===========        ============
Investments in shares of The Trusts, at cost ......     $123,001,427          $63,712,518        $ 76,542,631
The Trusts
  Class A .........................................               --                   --                  --
  Class B .........................................       13,876,214            7,342,859          12,441,744



                                                        EQ/Equity      EQ/Evergreen                   EQ/FI Small/Mid
                                                        500 Index          Omega      EQ/FI Mid Cap      Cap Value
                                                    ----------------- -------------- --------------- -----------------
Assets:
Investments in shares of The Trusts, at fair value   $  992,491,537    $13,040,004    $154,004,443      $303,373,235
Receivable for The Trusts shares sold .............              --             --              --                --
Receivable for policy-related transactions ........         942,534        125,021         491,486         1,219,320
                                                     --------------    -----------    ------------      ------------
  Total assets ....................................  $  993,434,071    $13,165,025    $154,495,929      $304,592,555
                                                     --------------    -----------    ------------      ------------
Liabilities:
Payable for The Trusts shares purchased ...........         917,259        125,021         403,096         1,218,732
Payable for policy-related transactions ...........              --             --              --                --
                                                     --------------    -----------    ------------      ------------
  Total liabilities ...............................         917,259        125,021         403,096         1,218,732
                                                     --------------    -----------    ------------      ------------
Net Assets ........................................  $  992,516,812    $13,040,004    $154,092,833      $303,373,823
                                                     ==============    ===========    ============      ============
Net Assets:
Accumulation Units ................................  $  987,142,331    $12,964,234    $153,930,801      $303,153,875
Contracts in payout (annuitization) period.........       4,601,634             --              --                --
Retained by Equitable Life in Separate Account A...  $      772,847    $    75,770    $    162,032           219,948
                                                     --------------    -----------    ------------      ------------
Total net assets ..................................  $  992,516,812    $13,040,004    $154,092,833      $303,373,823
                                                     ==============    ===========    ============      ============
Investments in shares of The Trusts, at cost ......  $1,026,654,486    $11,398,828    $123,070,344      $261,039,165
The Trusts
  Class A .........................................      43,328,866             --              --                --
  Class B .........................................       3,108,599      1,554,632      15,176,134        23,199,761

-------
The accompanying notes are an integral part of these financial statements.

                                     FSA-7

THE EQUITABLE LIFE ASSURANCE SOCIETY OF THE UNITED STATES
SEPARATE ACCOUNT A

STATEMENTS OF ASSETS AND LIABILITIES (Continued)

DECEMBER 31, 2003


                                                     EQ/J.P. Morgan  EQ/Janus Large   EQ/Lazard Small
                                                       Core Bond       Cap Growth        Cap Value
                                                    --------------- ---------------- -----------------
Assets:
Investments in shares of The Trusts, at fair value    $51,337,052      $54,628,938      $84,277,599
Receivable for The Trusts shares sold .............            --               --               --
Receivable for policy-related transactions ........         4,156           24,133          216,139
                                                      -----------      -----------      -----------
  Total assets ....................................   $51,341,208      $54,653,071      $84,493,738
                                                      -----------      -----------      -----------
Liabilities:
Payable for The Trusts shares purchased ...........         4,156           24,133          216,139
Payable for policy-related transactions ...........            --               --               --
                                                      -----------      -----------      -----------
  Total liabilities ...............................         4,156           24,133          216,139
                                                      -----------      -----------      -----------
Net Assets ........................................   $51,337,052      $54,628,938      $84,277,599
                                                      ===========      ===========      ===========
Net Assets:
Accumulation Units ................................   $51,312,146      $54,625,846      $84,202,620
Contracts in payout (annuitization) period.........            --               --               --
Retained by Equitable Life in Separate Account A...        24,906            3,092           74,979
                                                      -----------      -----------      -----------
Total net assets ..................................   $51,337,052      $54,628,938      $84,277,599
                                                      ===========      ===========      ===========
Investments in shares of The Trusts, at cost ......   $52,189,167      $51,993,101      $69,114,111
The Trusts
  Class A .........................................            --               --               --
  Class B .........................................     4,590,730        9,601,352        6,336,959



                                                       EQ/Marsico    EQ/Mercury Basic        EQ/Mercury        EQ/MFS Emerging
                                                         Focus         Value Equity     International Equity   Growth Companies
                                                    --------------- ------------------ ---------------------- -----------------
Assets:
Investments in shares of The Trusts, at fair value   $122,923,417      $297,988,850         $112,915,863         $364,001,009
Receivable for The Trusts shares sold .............            --                --                   --                   --
Receivable for policy-related transactions ........       601,218           389,940                1,614               96,403
                                                     ------------      ------------         ------------         ------------
  Total assets ....................................  $123,524,635      $298,378,790         $112,917,477         $364,097,412
                                                     ------------      ------------         ------------         ------------
Liabilities:
Payable for The Trusts shares purchased ...........       601,218           387,683                9,434               45,687
Payable for policy-related transactions ...........            --                --                   --                   --
                                                     ------------      ------------         ------------         ------------
  Total liabilities ...............................       601,218           387,683                9,434               45,687
                                                     ------------      ------------         ------------         ------------
Net Assets ........................................  $122,923,417      $297,991,107         $112,908,043         $364,051,725
                                                     ============      ============         ============         ============
Net Assets:
Accumulation Units ................................  $122,876,270      $297,749,686         $112,754,375         $364,051,725
Contracts in payout (annuitization) period.........            --                --                   --                   --
Retained by Equitable Life in Separate Account A...        47,147           241,421         $    153,668                   --
                                                     ------------      ------------         ------------         ------------
Total net assets ..................................  $122,923,417      $297,991,107         $112,908,043         $364,051,725
                                                     ============      ============         ============         ============
Investments in shares of The Trusts, at cost ......  $106,320,026      $257,569,157         $104,363,752         $409,551,671
The Trusts
  Class A .........................................            --                --                   --                   --
  Class B .........................................     9,312,151        20,220,215           10,393,421           31,280,200

-------
The accompanying notes are an integral part of these financial statements.

                                     FSA-8

THE EQUITABLE LIFE ASSURANCE SOCIETY OF THE UNITED STATES
SEPARATE ACCOUNT A

STATEMENTS OF ASSETS AND LIABILITIES (Continued)

DECEMBER 31, 2003


                                                          EQ/MFS          EQ/Money           EQ/Putnam
                                                     Investors Trust       Market      Growth & Income Value
                                                    ----------------- --------------- -----------------------
Assets:
Investments in shares of The Trusts, at fair value     $17,447,965     $141,927,857         $62,077,832
Receivable for The Trusts shares sold .............         11,665          272,279              60,785
Receivable for policy-related transactions ........             --               --                  --
                                                       -----------     ------------         -----------
  Total assets ....................................    $17,459,630     $142,200,136         $62,138,617
                                                       -----------     ------------         -----------
Liabilities:
Payable for The Trusts shares purchased ...........             --               --                  --
Payable for policy-related transactions ...........         11,665           81,033              60,755
                                                       -----------     ------------         -----------
  Total liabilities ...............................         11,665           81,033              60,755
                                                       -----------     ------------         -----------
Net Assets ........................................    $17,447,965     $142,119,103         $62,077,862
                                                       ===========     ============         ===========
Net Assets:
Accumulation Units ................................    $17,350,918     $140,096,358         $61,882,928
Contracts in payout (annuitization) period.........             --          938,582                  --
Retained by Equitable Life in Separate Account A...    $    97,047     $  1,084,163         $   194,934
                                                       -----------     ------------         -----------
Total net assets ..................................    $17,447,965     $142,119,103         $62,077,862
                                                       ===========     ============         ===========
Investments in shares of The Trusts, at cost ......    $16,327,027     $143,251,502         $59,605,357
The Trusts
  Class A .........................................             --       10,332,970                  --
  Class B .........................................      2,041,103        3,376,014           5,514,741



                                                      EQ/Putnam       EQ/Small
                                                       Voyager     Company Index   EQ/Technology   U.S. Real Estate
                                                    ------------- --------------- --------------- -----------------
Assets:
Investments in shares of The Trusts, at fair value   $4,069,190     $40,399,762     $89,126,545       $2,406,847
Receivable for The Trusts shares sold .............          --              --              --          103,905
Receivable for policy-related transactions ........       6,732         475,760          50,397               --
                                                     ----------     -----------     -----------       ----------
  Total assets ....................................  $4,075,922     $40,875,522     $89,176,942       $2,510,752
                                                     ----------     -----------     -----------       ----------
Liabilities:
Payable for The Trusts shares purchased ...........       6,732         450,372          50,644               --
Payable for policy-related transactions ...........          --              --              --          103,905
                                                     ----------     -----------     -----------       ----------
  Total liabilities ...............................       6,732         450,372          50,644          103,905
                                                     ----------     -----------     -----------       ----------
Net Assets ........................................  $4,069,190     $40,425,150     $89,126,298       $2,406,847
                                                     ==========     ===========     ===========       ==========
Net Assets:
Accumulation Units ................................  $4,010,305     $40,363,965     $88,774,636       $2,405,363
Contracts in payout (annuitization) period.........          --              --              --               --
Retained by Equitable Life in Separate Account A...  $   58,885     $    61,185         351,662       $    1,484
                                                     ----------     -----------     -----------       ----------
Total net assets ..................................  $4,069,190     $40,425,150     $89,126,298       $2,406,847
                                                     ==========     ===========     ===========       ==========
Investments in shares of The Trusts, at cost ......  $3,584,580     $36,018,774     $76,538,766       $2,355,694
The Trusts
  Class A .........................................          --              --             500               --
  Class B .........................................     342,928       3,860,152      20,795,910          154,881

-------
The accompanying notes are an integral part of these financial statements.

                                     FSA-9

THE EQUITABLE LIFE ASSURANCE SOCIETY OF THE UNITED STATES
SEPARATE ACCOUNT A

STATEMENTS OF ASSETS AND LIABILITIES

DECEMBER 31, 2003


                                            Contract charges   Unit Fair Value   Units Outstanding (000's)
                                           ------------------ ----------------- ---------------------------
AXA Aggressive Allocation ..............     Class B 0.50%        $ 109.38                     --
AXA Aggressive Allocation ..............     Class B 0.70%        $ 109.32                     --
AXA Aggressive Allocation ..............     Class B 0.90%        $ 109.27                     --
AXA Aggressive Allocation ..............     Class B 0.95%        $ 109.26                     --
AXA Aggressive Allocation ..............     Class B 1.00%        $ 109.24                     --
AXA Aggressive Allocation ..............     Class B 1.20%        $ 109.19                      1
AXA Aggressive Allocation ..............     Class B 1.34%        $ 109.15                      8
AXA Aggressive Allocation ..............     Class B 1.35%        $ 109.15                     --
AXA Aggressive Allocation ..............     Class B 1.45%        $ 109.12                     --

AXA Conservative Allocation ............     Class B 0.50%        $ 102.37                     --
AXA Conservative Allocation ............     Class B 0.70%        $ 102.32                     --
AXA Conservative Allocation ............     Class B 0.90%        $ 102.27                     --
AXA Conservative Allocation ............     Class B 0.95%        $ 102.25                     --
AXA Conservative Allocation ............     Class B 1.00%        $ 102.24                     --
AXA Conservative Allocation ............     Class B 1.20%        $ 102.19                      2
AXA Conservative Allocation ............     Class B 1.34%        $ 102.15                      6
AXA Conservative Allocation ............     Class B 1.35%        $ 102.15                     --
AXA Conservative Allocation ............     Class B 1.45%        $ 102.13                     --

AXA Conservative-Plus Allocation .......     Class B 0.50%        $ 104.36                     --
AXA Conservative-Plus Allocation .......     Class B 0.70%        $ 104.31                     --
AXA Conservative-Plus Allocation .......     Class B 0.90%        $ 104.26                     --
AXA Conservative-Plus Allocation .......     Class B 0.95%        $ 104.25                      1
AXA Conservative-Plus Allocation .......     Class B 1.00%        $ 104.23                     --
AXA Conservative-Plus Allocation .......     Class B 1.20%        $ 104.18                      3
AXA Conservative-Plus Allocation .......     Class B 1.34%        $ 104.14                      5
AXA Conservative-Plus Allocation .......     Class B 1.35%        $ 104.14                     --
AXA Conservative-Plus Allocation .......     Class B 1.45%        $ 104.11                     --

AXA Moderate Allocation ................     Class A 0.90%        $ 163.61                     43
AXA Moderate Allocation ................     Class A 1.00%        $ 172.28                     --
AXA Moderate Allocation ................     Class A 1.34%        $  50.77                 22,447
AXA Moderate Allocation ................     Class A 1.35%        $ 176.67                    243
AXA Moderate Allocation ................     Class A 1.35%        $ 175.55                  2,378
AXA Moderate Allocation ................     Class A 1.45%        $ 113.45                      6
AXA Moderate Allocation ................     Class B 0.50%        $  97.33                     --
AXA Moderate Allocation ................     Class B 0.70%        $ 105.98                     --
AXA Moderate Allocation ................     Class B 0.70%        $ 135.22                      2
AXA Moderate Allocation ................     Class B 0.90%        $ 101.79                     25
AXA Moderate Allocation ................     Class B 0.90%        $ 116.91                     --
AXA Moderate Allocation ................     Class B 0.95%        $ 104.83                    220
AXA Moderate Allocation ................     Class B 1.20%        $ 113.46                    503

AXA Moderate-Plus Allocation ...........     Class B 0.50%        $ 108.19                     --
AXA Moderate-Plus Allocation ...........     Class B 0.70%        $ 108.13                     --
AXA Moderate-Plus Allocation ...........     Class B 0.90%        $ 108.08                     --
AXA Moderate-Plus Allocation ...........     Class B 0.95%        $ 108.07                      3
AXA Moderate-Plus Allocation ...........     Class B 1.00%        $ 108.05                     --
AXA Moderate-Plus Allocation ...........     Class B 1.20%        $ 108.00                      2
AXA Moderate-Plus Allocation ...........     Class B 1.34%        $ 107.96                     18
AXA Moderate-Plus Allocation ...........     Class B 1.35%        $ 107.96                     --
AXA Moderate-Plus Allocation ...........     Class B 1.45%        $ 107.93                     --

AXA Premier VIP Aggressive Equity ......     Class A 0.90%        $  86.37                     49
AXA Premier VIP Aggressive Equity ......     Class A 1.00%        $  99.00                     --
AXA Premier VIP Aggressive Equity ......     Class A 1.34%        $  64.75                 13,372

   The accompanying notes are an integral part of these financial statements.
                                     FSA-10

THE EQUITABLE LIFE ASSURANCE SOCIETY OF THE UNITED STATES
SEPARATE ACCOUNT A

STATEMENTS OF ASSETS AND LIABILITIES (Continued)

DECEMBER 31, 2003


                                               Contract charges   Unit Fair Value   Units Outstanding (000's)
                                              ------------------ ----------------- --------------------------
AXA Premier VIP Aggressive Equity .........     Class A 1.35%        $ 121.02                   301
AXA Premier VIP Aggressive Equity .........     Class A 1.35%        $ 114.95                 1,636
AXA Premier VIP Aggressive Equity .........     Class A 1.45%        $  63.87                     5
AXA Premier VIP Aggressive Equity .........     Class B 0.50%        $  63.60                    --
AXA Premier VIP Aggressive Equity .........     Class B 0.70%        $  69.33                    --
AXA Premier VIP Aggressive Equity .........     Class B 0.70%        $  69.15                    10
AXA Premier VIP Aggressive Equity .........     Class B 0.90%        $  65.15                    --
AXA Premier VIP Aggressive Equity .........     Class B 0.90%        $  53.42                    35
AXA Premier VIP Aggressive Equity .........     Class B 0.95%        $  68.57                    36
AXA Premier VIP Aggressive Equity .........     Class B 1.20%        $  63.88                   106

AXA Premier VIP Core Bond .................     Class B 0.50%        $ 111.11                    --
AXA Premier VIP Core Bond .................     Class B 0.70%        $ 110.66                    --
AXA Premier VIP Core Bond .................     Class B 0.90%        $ 110.22                     1
AXA Premier VIP Core Bond .................     Class B 0.95%        $ 110.11                    85
AXA Premier VIP Core Bond .................     Class B 1.00%        $ 109.99                    --
AXA Premier VIP Core Bond .................     Class B 1.20%        $ 109.55                   100
AXA Premier VIP Core Bond .................     Class B 1.34%        $ 109.24                   316
AXA Premier VIP Core Bond .................     Class B 1.35%        $ 109.22                     2
AXA Premier VIP Core Bond .................     Class B 1.45%        $ 109.00                    --

AXA Premier VIP Health Care ...............     Class B 0.50%        $ 101.56                    --
AXA Premier VIP Health Care ...............     Class B 0.70%        $ 101.15                    --
AXA Premier VIP Health Care ...............     Class B 0.90%        $ 100.74                     1
AXA Premier VIP Health Care ...............     Class B 0.95%        $ 100.64                    15
AXA Premier VIP Health Care ...............     Class B 1.00%        $ 100.54                    --
AXA Premier VIP Health Care ...............     Class B 1.20%        $ 100.13                    32
AXA Premier VIP Health Care ...............     Class B 1.34%        $ 131.33                    --
AXA Premier VIP Health Care ...............     Class B 1.34%        $  99.85                   185
AXA Premier VIP Health Care ...............     Class B 1.35%        $  99.83                     1
AXA Premier VIP Health Care ...............     Class B 1.45%        $  99.63                    --

AXA Premier VIP High Yield ................     Class A 0.90%        $ 130.87                     2
AXA Premier VIP High Yield ................     Class A 1.00%        $ 142.24                    --
AXA Premier VIP High Yield ................     Class A 1.34%        $ 149.82                   798
AXA Premier VIP High Yield ................     Class A 1.35%        $ 159.80                    36
AXA Premier VIP High Yield ................     Class A 1.45%        $  88.34                     1
AXA Premier VIP High Yield ................     Class B 0.50%        $ 111.01                    --
AXA Premier VIP High Yield ................     Class B 0.70%        $  99.00                    --
AXA Premier VIP High Yield ................     Class B 0.90%        $  90.15                     2
AXA Premier VIP High Yield ................     Class B 0.95%        $ 104.33                   111
AXA Premier VIP High Yield ................     Class B 1.20%        $  88.34                   130

AXA Premier VIP International Equity ......     Class B 0.50%        $ 105.24                    --
AXA Premier VIP International Equity ......     Class B 0.70%        $ 104.82                    --
AXA Premier VIP International Equity ......     Class B 0.90%        $ 104.39                     1
AXA Premier VIP International Equity ......     Class B 0.95%        $ 104.29                    40
AXA Premier VIP International Equity ......     Class B 1.00%        $ 104.18                    --
AXA Premier VIP International Equity ......     Class B 1.20%        $ 103.76                    31
AXA Premier VIP International Equity ......     Class B 1.34%        $ 103.47                   152
AXA Premier VIP International Equity ......     Class B 1.34%        $ 119.35                    --
AXA Premier VIP International Equity ......     Class B 1.35%        $ 103.45                     1
AXA Premier VIP International Equity ......     Class B 1.45%        $ 103.24                    --

AXA Premier VIP Large Cap Core Equity .....     Class B 0.50%        $  98.27                    --
AXA Premier VIP Large Cap Core Equity .....     Class B 0.70%        $  97.88                    --
AXA Premier VIP Large Cap Core Equity .....     Class B 0.90%        $  97.48                    --

   The accompanying notes are an integral part of these financial statements.
                                     FSA-11

THE EQUITABLE LIFE ASSURANCE SOCIETY OF THE UNITED STATES
SEPARATE ACCOUNT A

STATEMENTS OF ASSETS AND LIABILITIES (Continued)

DECEMBER 31, 2003


                                               Contract charges   Unit Fair Value   Units Outstanding (000's)
                                              ------------------ ----------------- --------------------------
AXA Premier VIP Large Cap Core Equity .....     Class B 0.95%        $  97.39                   13
AXA Premier VIP Large Cap Core Equity .....     Class B 1.00%        $  97.29                   --
AXA Premier VIP Large Cap Core Equity .....     Class B 1.20%        $  96.89                   31
AXA Premier VIP Large Cap Core Equity .....     Class B 1.34%        $  96.62                  123
AXA Premier VIP Large Cap Core Equity .....     Class B 1.35%        $  96.60                    1
AXA Premier VIP Large Cap Core Equity .....     Class B 1.45%        $  96.40                   --

AXA Premier VIP Large Cap Growth ..........     Class B 0.50%        $  88.96                   --
AXA Premier VIP Large Cap Growth ..........     Class B 0.70%        $  88.60                   --
AXA Premier VIP Large Cap Growth ..........     Class B 0.90%        $  88.25                   --
AXA Premier VIP Large Cap Growth ..........     Class B 0.95%        $  88.16                   45
AXA Premier VIP Large Cap Growth ..........     Class B 1.00%        $  88.07                   --
AXA Premier VIP Large Cap Growth ..........     Class B 1.20%        $  87.71                   53
AXA Premier VIP Large Cap Growth ..........     Class B 1.34%        $  87.47                  221
AXA Premier VIP Large Cap Growth ..........     Class B 1.35%        $  87.45                    1
AXA Premier VIP Large Cap Growth ..........     Class B 1.45%        $  87.27                   --

AXA Premier VIP Large Cap Value ...........     Class B 0.50%        $ 104.03                   --
AXA Premier VIP Large Cap Value ...........     Class B 0.70%        $ 103.61                   --
AXA Premier VIP Large Cap Value ...........     Class B 0.90%        $ 103.20                   --
AXA Premier VIP Large Cap Value ...........     Class B 0.95%        $ 103.09                   30
AXA Premier VIP Large Cap Value ...........     Class B 1.00%        $ 102.99                   --
AXA Premier VIP Large Cap Value ...........     Class B 1.20%        $ 102.57                   39
AXA Premier VIP Large Cap Value ...........     Class B 1.34%        $ 102.28                  165
AXA Premier VIP Large Cap Value ...........     Class B 1.35%        $ 102.26                    1
AXA Premier VIP Large Cap Value ...........     Class B 1.45%        $ 102.05                   --

AXA Premier VIP Small/Mid Cap Growth ......     Class B 0.50%        $  87.24                   --
AXA Premier VIP Small/Mid Cap Growth ......     Class B 0.70%        $  86.89                   --
AXA Premier VIP Small/Mid Cap Growth ......     Class B 0.90%        $  86.54                    1
AXA Premier VIP Small/Mid Cap Growth ......     Class B 0.95%        $  86.46                   73
AXA Premier VIP Small/Mid Cap Growth ......     Class B 1.00%        $  86.37                   --
AXA Premier VIP Small/Mid Cap Growth ......     Class B 1.20%        $  86.02                   94
AXA Premier VIP Small/Mid Cap Growth ......     Class B 1.34%        $  85.78                  421
AXA Premier VIP Small/Mid Cap Growth ......     Class B 1.34%        $ 128.85                    1
AXA Premier VIP Small/Mid Cap Growth ......     Class B 1.35%        $  85.76                    2
AXA Premier VIP Small/Mid Cap Growth ......     Class B 1.45%        $  85.59                   --

AXA Premier VIP Small/Mid Cap Value .......     Class B 0.50%        $ 103.99                   --
AXA Premier VIP Small/Mid Cap Value .......     Class B 0.70%        $ 103.57                   --
AXA Premier VIP Small/Mid Cap Value .......     Class B 0.90%        $ 103.15                    1
AXA Premier VIP Small/Mid Cap Value .......     Class B 0.95%        $ 103.05                   50
AXA Premier VIP Small/Mid Cap Value .......     Class B 1.00%        $ 102.94                   --
AXA Premier VIP Small/Mid Cap Value .......     Class B 1.20%        $ 102.53                   66
AXA Premier VIP Small/Mid Cap Value .......     Class B 1.34%        $ 102.24                  337
AXA Premier VIP Small/Mid Cap Value .......     Class B 1.34%        $ 130.87                    1
AXA Premier VIP Small/Mid Cap Value .......     Class B 1.35%        $ 102.22                    1
AXA Premier VIP Small/Mid Cap Value .......     Class B 1.45%        $ 102.01                   --

AXA Premier VIP Technology ................     Class B 0.50%        $  89.59                   --
AXA Premier VIP Technology ................     Class B 0.70%        $  89.23                    8
AXA Premier VIP Technology ................     Class B 0.90%        $  88.87                    1
AXA Premier VIP Technology ................     Class B 0.95%        $  88.78                   14
AXA Premier VIP Technology ................     Class B 1.00%        $  88.69                   --
AXA Premier VIP Technology ................     Class B 1.20%        $  88.33                   31
AXA Premier VIP Technology ................     Class B 1.34%        $  88.08                  212
AXA Premier VIP Technology ................     Class B 1.34%        $ 135.56                   --

   The accompanying notes are an integral part of these financial statements.
                                     FSA-12

THE EQUITABLE LIFE ASSURANCE SOCIETY OF THE UNITED STATES
SEPARATE ACCOUNT A

STATEMENTS OF ASSETS AND LIABILITIES (Continued)

DECEMBER 31, 2003


                                                           Contract charges      Unit Fair Value   Units Outstanding (000's)
                                                       ------------------------ ----------------- --------------------------
AXA Premier VIP Technology .........................        Class B 1.35%           $  88.06                     2
AXA Premier VIP Technology .........................        Class B 1.45%           $  87.89                    --

AXA Rosenberg VIT Value Long/Short Equity ..........        Class B 0.50%           $  99.67                    --
AXA Rosenberg VIT Value Long/Short Equity ..........        Class B 0.70%           $  99.56                    --
AXA Rosenberg VIT Value Long/Short Equity ..........        Class B 0.90%           $  99.57                    --
AXA Rosenberg VIT Value Long/Short Equity ..........        Class B 0.95%           $  99.56                     1
AXA Rosenberg VIT Value Long/Short Equity ..........        Class B 1.00%           $  99.54                    --
AXA Rosenberg VIT Value Long/Short Equity ..........        Class B 1.20%           $  99.49                    --
AXA Rosenberg VIT Value Long/Short Equity ..........        Class B 1.34%           $  99.46                     3
AXA Rosenberg VIT Value Long/Short Equity ..........        Class B 1.35%           $  99.46                    --
AXA Rosenberg VIT Value Long/Short Equity ..........        Class B 1.45%           $  99.43                    --

EQ/Alliance Common Stock ...........................        Class A 0.74%           $ 382.75                   200
EQ/Alliance Common Stock ...........................        Class A 0.90%           $ 175.55                    44
EQ/Alliance Common Stock ...........................        Class A 1.35%           $ 238.22                   334
EQ/Alliance Common Stock ...........................        Class A 1.35%           $ 227.99                 4,024
EQ/Alliance Common Stock ...........................        Class A 1.45%           $  92.27                    29
EQ/Alliance Common Stock ...........................   Class A 1.40% or 1.49%       $ 292.96                11,396
EQ/Alliance Common Stock ...........................        Class B 0.50%           $  78.66                    --
EQ/Alliance Common Stock ...........................        Class B 0.70%           $ 122.63                    16
EQ/Alliance Common Stock ...........................        Class B 0.70%           $  82.45                    --
EQ/Alliance Common Stock ...........................        Class B 0.90%           $  95.79                     1
EQ/Alliance Common Stock ...........................        Class B 0.90%           $  85.60                    52
EQ/Alliance Common Stock ...........................        Class B 0.95%           $  81.55                   407
EQ/Alliance Common Stock ...........................        Class B 1.20%           $  92.29                 1,026

EQ/Alliance Growth and Income ......................        Class A 0.90%           $ 219.38                    14
EQ/Alliance Growth and Income ......................        Class A 1.00%           $ 232.49                    --
EQ/Alliance Growth and Income ......................        Class A 1.34%           $ 263.25                 3,369
EQ/Alliance Growth and Income ......................        Class A 1.35%           $ 263.52                    97
EQ/Alliance Growth and Income ......................        Class A 1.45%           $ 125.78                     7
EQ/Alliance Growth and Income ......................        Class B 0.50%           $  97.86                    --
EQ/Alliance Growth and Income ......................        Class B 0.70%           $ 111.07                    --
EQ/Alliance Growth and Income ......................        Class B 0.70%           $ 155.04                     1
EQ/Alliance Growth and Income ......................        Class B 0.90%           $ 129.60                     9
EQ/Alliance Growth and Income ......................        Class B 0.95%           $ 109.86                   309
EQ/Alliance Growth and Income ......................        Class B 1.20%           $ 125.79                   645

EQ/Alliance Intermediate Government Securities .....        Class A 0.74%           $  75.89                    38
EQ/Alliance Intermediate Government Securities .....        Class A 0.90%           $ 149.21                     3
EQ/Alliance Intermediate Government Securities .....        Class A 1.34%           $ 155.83                   818
EQ/Alliance Intermediate Government Securities .....        Class A 1.35%           $ 150.23                    32
EQ/Alliance Intermediate Government Securities .....        Class A 1.45%           $ 126.58                     1
EQ/Alliance Intermediate Government Securities .....        Class B 0.50%           $ 122.19                    --
EQ/Alliance Intermediate Government Securities .....        Class B 0.70%           $ 127.30                    --
EQ/Alliance Intermediate Government Securities .....        Class B 0.70%           $ 137.32                    --
EQ/Alliance Intermediate Government Securities .....        Class B 0.90%           $ 128.60                     1
EQ/Alliance Intermediate Government Securities .....        Class B 0.95%           $ 125.91                   145
EQ/Alliance Intermediate Government Securities .....        Class B 1.20%           $ 126.60                   185

EQ/Alliance International ..........................        Class A 0.90%           $ 109.44                    18
EQ/Alliance International ..........................        Class A 1.00%           $ 112.64                    --
EQ/Alliance International ..........................        Class A 1.34%           $ 109.83                 4,796
EQ/Alliance International ..........................        Class A 1.35%           $ 109.74                   211
EQ/Alliance International ..........................        Class A 1.45%           $  86.29                     4
EQ/Alliance International ..........................        Class B 0.50%           $  84.67                    --

   The accompanying notes are an integral part of these financial statements.
                                     FSA-13

THE EQUITABLE LIFE ASSURANCE SOCIETY OF THE UNITED STATES
SEPARATE ACCOUNT A

STATEMENTS OF ASSETS AND LIABILITIES (Continued)

DECEMBER 31, 2003


                                           Contract charges   Unit Fair Value   Units Outstanding (000's)
                                          ------------------ ----------------- --------------------------
EQ/Alliance International .............     Class B 0.70%        $  88.31                    --
EQ/Alliance International .............     Class B 0.70%        $ 100.91                     4
EQ/Alliance International .............     Class B 0.90%        $  90.72                     9
EQ/Alliance International .............     Class B 0.95%        $  87.35                   208
EQ/Alliance International .............     Class B 1.20%        $  86.19                   302

EQ/Alliance Premier Growth ............     Class B 0.50%        $  54.21                    --
EQ/Alliance Premier Growth ............     Class B 0.70%        $  59.68                    --
EQ/Alliance Premier Growth ............     Class B 0.90%        $  59.16                     3
EQ/Alliance Premier Growth ............     Class B 0.95%        $  59.03                   237
EQ/Alliance Premier Growth ............     Class B 1.00%        $  58.90                    --
EQ/Alliance Premier Growth ............     Class B 1.20%        $  58.38                   362
EQ/Alliance Premier Growth ............     Class B 1.34%        $  58.02                 2,254
EQ/Alliance Premier Growth ............     Class B 1.35%        $  58.00                    20
EQ/Alliance Premier Growth ............     Class B 1.45%        $  57.74                     2

EQ/Alliance Quality Bond ..............     Class A 0.90%        $ 157.69                     2
EQ/Alliance Quality Bond ..............     Class A 1.00%        $ 159.53                    --
EQ/Alliance Quality Bond ..............     Class A 1.34%        $ 161.18                   851
EQ/Alliance Quality Bond ..............     Class A 1.35%        $ 169.96                    35
EQ/Alliance Quality Bond ..............     Class A 1.45%        $ 127.69                     1
EQ/Alliance Quality Bond ..............     Class B 0.50%        $ 124.04                    --
EQ/Alliance Quality Bond ..............     Class B 0.70%        $ 129.46                    --
EQ/Alliance Quality Bond ..............     Class B 0.70%        $ 140.62                    --
EQ/Alliance Quality Bond ..............     Class B 0.90%        $ 129.67                     3
EQ/Alliance Quality Bond ..............     Class B 0.95%        $ 128.04                   129
EQ/Alliance Quality Bond ..............     Class B 1.20%        $ 127.77                   142

EQ/Alliance Small Cap Growth ..........     Class A 0.90%        $ 143.04                     6
EQ/Alliance Small Cap Growth ..........     Class A 1.00%        $ 142.08                    --
EQ/Alliance Small Cap Growth ..........     Class A 1.34%        $ 138.85                 2,016
EQ/Alliance Small Cap Growth ..........     Class A 1.35%        $ 138.76                    45
EQ/Alliance Small Cap Growth ..........     Class A 1.45%        $ 101.24                     3
EQ/Alliance Small Cap Growth ..........     Class B 0.50%        $  73.69                    --
EQ/Alliance Small Cap Growth ..........     Class B 0.70%        $ 123.38                    --
EQ/Alliance Small Cap Growth ..........     Class B 0.70%        $ 112.59                     2
EQ/Alliance Small Cap Growth ..........     Class B 0.90%        $ 103.19                     3
EQ/Alliance Small Cap Growth ..........     Class B 0.95%        $ 122.04                   155
EQ/Alliance Small Cap Growth ..........     Class B 1.20%        $ 101.26                   238

EQ/Bernstein Diversified Value ........     Class B 0.50%        $ 114.24                    --
EQ/Bernstein Diversified Value ........     Class B 0.70%        $ 105.07                     1
EQ/Bernstein Diversified Value ........     Class B 0.90%        $ 104.15                     5
EQ/Bernstein Diversified Value ........     Class B 0.95%        $ 110.22                   130
EQ/Bernstein Diversified Value ........     Class B 1.00%        $ 103.69                    --
EQ/Bernstein Diversified Value ........     Class B 1.20%        $ 102.78                   235
EQ/Bernstein Diversified Value ........     Class B 1.34%        $ 102.15                 2,153
EQ/Bernstein Diversified Value ........     Class B 1.35%        $ 102.10                    26
EQ/Bernstein Diversified Value ........     Class B 1.45%        $ 108.74                     1

EQ/Calvert Socially Responsible .......     Class B 0.50%        $  72.85                    --
EQ/Calvert Socially Responsible .......     Class B 0.70%        $  81.73                    --
EQ/Calvert Socially Responsible .......     Class B 0.90%        $  81.01                     1
EQ/Calvert Socially Responsible .......     Class B 0.95%        $ 103.63                     2
EQ/Calvert Socially Responsible .......     Class B 1.00%        $  80.65                    --
EQ/Calvert Socially Responsible .......     Class B 1.20%        $  79.94                     4
EQ/Calvert Socially Responsible .......     Class B 1.34%        $  79.44                    89

   The accompanying notes are an integral part of these financial statements.
                                     FSA-14

THE EQUITABLE LIFE ASSURANCE SOCIETY OF THE UNITED STATES
SEPARATE ACCOUNT A

STATEMENTS OF ASSETS AND LIABILITIES (Continued)

DECEMBER 31, 2003


                                           Contract charges   Unit Fair Value   Units Outstanding (000's)
                                          ------------------ ----------------- --------------------------
EQ/Calvert Socially Responsible .......     Class B 1.35%        $  79.41                    --
EQ/Calvert Socially Responsible .......     Class B 1.45%        $ 102.46                    --
EQ/Capital Guardian International .....     Class B 0.50%        $  81.36                    --
EQ/Capital Guardian International .....     Class B 0.70%        $  91.05                    --
EQ/Capital Guardian International .....     Class B 0.90%        $  90.25                     1
EQ/Capital Guardian International .....     Class B 0.95%        $ 110.63                    18
EQ/Capital Guardian International .....     Class B 1.00%        $  89.85                    --
EQ/Capital Guardian International .....     Class B 1.20%        $  89.06                    31
EQ/Capital Guardian International .....     Class B 1.34%        $  88.51                   178
EQ/Capital Guardian International .....     Class B 1.35%        $  88.47                     2
EQ/Capital Guardian International .....     Class B 1.45%        $ 109.47                    --

EQ/Capital Guardian Research ..........     Class B 0.50%        $  96.60                    --
EQ/Capital Guardian Research ..........     Class B 0.70%        $ 106.98                     1
EQ/Capital Guardian Research ..........     Class B 0.90%        $ 106.04                     7
EQ/Capital Guardian Research ..........     Class B 0.95%        $ 105.81                    61
EQ/Capital Guardian Research ..........     Class B 1.00%        $ 105.58                    --
EQ/Capital Guardian Research ..........     Class B 1.20%        $ 104.65                   142
EQ/Capital Guardian Research ..........     Class B 1.34%        $ 104.00                 1,200
EQ/Capital Guardian Research ..........     Class B 1.35%        $ 103.95                    19
EQ/Capital Guardian Research ..........     Class B 1.45%        $ 103.50                     3

EQ/Capital Guardian U.S. Equity .......     Class B 0.50%        $ 101.08                    --
EQ/Capital Guardian U.S. Equity .......     Class B 0.70%        $ 104.68                    --
EQ/Capital Guardian U.S. Equity .......     Class B 0.90%        $ 103.77                     6
EQ/Capital Guardian U.S. Equity .......     Class B 0.95%        $ 103.54                    47
EQ/Capital Guardian U.S. Equity .......     Class B 1.00%        $ 103.31                    --
EQ/Capital Guardian U.S. Equity .......     Class B 1.20%        $ 102.40                   126
EQ/Capital Guardian U.S. Equity .......     Class B 1.34%        $ 101.77                   580
EQ/Capital Guardian U.S. Equity .......     Class B 1.35%        $ 101.72                     2
EQ/Capital Guardian U.S. Equity .......     Class B 1.45%        $ 101.27                    --

EQ/Emerging Markets Equity ............     Class B 0.50%        $ 109.56                    --
EQ/Emerging Markets Equity ............     Class B 0.70%        $ 136.39                     3
EQ/Emerging Markets Equity ............     Class B 0.90%        $ 160.00                     1
EQ/Emerging Markets Equity ............     Class B 0.90%        $ 134.89                     2
EQ/Emerging Markets Equity ............     Class B 0.95%        $ 118.61                    45
EQ/Emerging Markets Equity ............     Class B 1.00%        $ 134.15                    --
EQ/Emerging Markets Equity ............     Class B 1.20%        $ 125.29                    69
EQ/Emerging Markets Equity ............     Class B 1.34%        $  87.28                   971
EQ/Emerging Markets Equity ............     Class B 1.34%        $ 139.97                     1
EQ/Emerging Markets Equity ............     Class B 1.35%        $ 131.57                    15
EQ/Emerging Markets Equity ............     Class B 1.45%        $ 123.57                     1

EQ/Equity 500 Index ...................     Class A 0.90%        $ 173.95                    10
EQ/Equity 500 Index ...................     Class A 1.00%        $ 196.15                    --
EQ/Equity 500 Index ...................     Class A 1.34%        $ 242.29                 3,659
EQ/Equity 500 Index ...................     Class A 1.35%        $ 242.05                   131
EQ/Equity 500 Index ...................     Class A 1.45%        $  92.10                    12
EQ/Equity 500 Index ...................     Class B 0.50%        $  79.19                    --
EQ/Equity 500 Index ...................     Class B 0.70%        $  81.20                    --
EQ/Equity 500 Index ...................     Class B 0.70%        $ 121.36                     5
EQ/Equity 500 Index ...................     Class B 0.90%        $  95.23                     8

   The accompanying notes are an integral part of these financial statements.
                                     FSA-15

THE EQUITABLE LIFE ASSURANCE SOCIETY OF THE UNITED STATES
SEPARATE ACCOUNT A

STATEMENTS OF ASSETS AND LIABILITIES (Continued)

DECEMBER 31, 2003


                                       Contract charges   Unit Fair Value   Units Outstanding (000's)
                                      ------------------ ----------------- --------------------------
EQ/Equity 500 Index ...............     Class B 0.95%        $  80.31                   191
EQ/Equity 500 Index ...............     Class B 1.20%        $  92.12                   536

EQ/Evergreen Omega ................     Class B 0.50%        $  77.91                    --
EQ/Evergreen Omega ................     Class B 0.70%        $  79.92                    --
EQ/Evergreen Omega ................     Class B 0.90%        $  79.22                     1
EQ/Evergreen Omega ................     Class B 0.95%        $  79.04                    14
EQ/Evergreen Omega ................     Class B 1.00%        $  78.87                    --
EQ/Evergreen Omega ................     Class B 1.20%        $  78.17                    26
EQ/Evergreen Omega ................     Class B 1.34%        $  77.69                   126
EQ/Evergreen Omega ................     Class B 1.35%        $  77.66                     1
EQ/Evergreen Omega ................     Class B 1.45%        $  77.31                    --

EQ/FI Mid Cap .....................     Class B 0.50%        $ 102.49                    --
EQ/FI Mid Cap .....................     Class B 0.70%        $  99.46                    --
EQ/FI Mid Cap .....................     Class B 0.90%        $  98.80                     4
EQ/FI Mid Cap .....................     Class B 0.95%        $  98.63                   151
EQ/FI Mid Cap .....................     Class B 1.00%        $  98.47                    --
EQ/FI Mid Cap .....................     Class B 1.20%        $  97.80                   301
EQ/FI Mid Cap .....................     Class B 1.34%        $  97.34                 1,117
EQ/FI Mid Cap .....................     Class B 1.35%        $  97.31                     4
EQ/FI Mid Cap .....................     Class B 1.45%        $  96.98                    --

EQ/FI Small/Mid Cap Value .........     Class B 0.50%        $ 126.30                    --
EQ/FI Small/Mid Cap Value .........     Class B 0.70%        $ 101.80                    --
EQ/FI Small/Mid Cap Value .........     Class B 0.90%        $ 124.60                     3
EQ/FI Small/Mid Cap Value .........     Class B 0.90%        $ 100.68                     5
EQ/FI Small/Mid Cap Value .........     Class B 0.95%        $ 126.92                   168
EQ/FI Small/Mid Cap Value .........     Class B 1.00%        $ 100.13                    --
EQ/FI Small/Mid Cap Value .........     Class B 1.20%        $  98.72                   291
EQ/FI Small/Mid Cap Value .........     Class B 1.34%        $ 123.98                 2,002
EQ/FI Small/Mid Cap Value .........     Class B 1.35%        $  98.21                    39
EQ/FI Small/Mid Cap Value .........     Class B 1.45%        $  97.37                     2

EQ/J.P. Morgan Core Bond ..........     Class B 0.50%        $ 111.09                    --
EQ/J.P. Morgan Core Bond ..........     Class B 0.70%        $ 110.63                    --
EQ/J.P. Morgan Core Bond ..........     Class B 0.90%        $ 110.17                     1
EQ/J.P. Morgan Core Bond ..........     Class B 0.95%        $ 110.05                    76
EQ/J.P. Morgan Core Bond ..........     Class B 1.00%        $ 109.94                    --
EQ/J.P. Morgan Core Bond ..........     Class B 1.20%        $ 109.48                    72
EQ/J.P. Morgan Core Bond ..........     Class B 1.34%        $ 109.16                   318
EQ/J.P. Morgan Core Bond ..........     Class B 1.35%        $ 109.13                     1
EQ/J.P. Morgan Core Bond ..........     Class B 1.45%        $ 108.90                    --

EQ/Janus Large Cap Growth .........     Class B 0.50%        $  59.71                    --
EQ/Janus Large Cap Growth .........     Class B 0.70%        $  55.65                    --
EQ/Janus Large Cap Growth .........     Class B 0.90%        $  55.28                     2
EQ/Janus Large Cap Growth .........     Class B 0.95%        $  55.19                   100
EQ/Janus Large Cap Growth .........     Class B 1.00%        $  55.10                    --
EQ/Janus Large Cap Growth .........     Class B 1.20%        $  54.73                   185
EQ/Janus Large Cap Growth .........     Class B 1.34%        $  54.47                   710
EQ/Janus Large Cap Growth .........     Class B 1.35%        $  54.45                     2
EQ/Janus Large Cap Growth .........     Class B 1.45%        $  54.27                     1
EQ/Lazard Small Cap Value .........     Class B 0.50%        $ 148.68                    --
EQ/Lazard Small Cap Value .........     Class B 0.70%        $ 156.67                    --
EQ/Lazard Small Cap Value .........     Class B 0.90%        $ 155.30                     2

   The accompanying notes are an integral part of these financial statements.
                                     FSA-16

THE EQUITABLE LIFE ASSURANCE SOCIETY OF THE UNITED STATES
SEPARATE ACCOUNT A

STATEMENTS OF ASSETS AND LIABILITIES (Continued)

DECEMBER 31, 2003


                                           Contract charges   Unit Fair Value   Units Outstanding (000's)
                                          ------------------ ----------------- --------------------------
EQ/Lazard Small Cap Value .............     Class B 0.95%        $ 122.28                    54
EQ/Lazard Small Cap Value .............     Class B 1.00%        $ 154.62                    --
EQ/Lazard Small Cap Value .............     Class B 1.20%        $ 153.26                    54
EQ/Lazard Small Cap Value .............     Class B 1.34%        $ 152.31                   445
EQ/Lazard Small Cap Value .............     Class B 1.35%        $ 152.25                     8
EQ/Lazard Small Cap Value .............     Class B 1.45%        $ 118.84                    --

EQ/Marsico Focus ......................     Class B 0.50%        $ 121.84                    --
EQ/Marsico Focus ......................     Class B 0.70%        $ 121.29                    --
EQ/Marsico Focus ......................     Class B 0.90%        $ 120.75                     3
EQ/Marsico Focus ......................     Class B 0.95%        $ 120.61                    96
EQ/Marsico Focus ......................     Class B 1.00%        $ 120.47                    --
EQ/Marsico Focus ......................     Class B 1.20%        $ 119.93                   133
EQ/Marsico Focus ......................     Class B 1.34%        $ 119.55                   790
EQ/Marsico Focus ......................     Class B 1.35%        $ 119.52                     4
EQ/Marsico Focus ......................     Class B 1.45%        $ 119.25                     1

EQ/Mercury Basic Value Equity .........     Class B 0.50%        $ 115.93                    --
EQ/Mercury Basic Value Equity .........     Class B 0.70%        $ 146.51                    --
EQ/Mercury Basic Value Equity .........     Class B 0.90%        $ 141.57                     3
EQ/Mercury Basic Value Equity .........     Class B 0.90%        $ 144.90                     3
EQ/Mercury Basic Value Equity .........     Class B 0.95%        $ 120.73                   142
EQ/Mercury Basic Value Equity .........     Class B 1.00%        $ 144.11                    --
EQ/Mercury Basic Value Equity .........     Class B 1.20%        $ 141.44                   218
EQ/Mercury Basic Value Equity .........     Class B 1.34%        $ 183.13                 1,337
EQ/Mercury Basic Value Equity .........     Class B 1.35%        $ 141.34                    26
EQ/Mercury Basic Value Equity .........     Class B 1.45%        $ 139.50                     2

EQ/Mercury International Value ........     Class B 0.50%        $  79.64                    --
EQ/Mercury International Value ........     Class B 0.70%        $  98.13                    --
EQ/Mercury International Value ........     Class B 0.90%        $  97.27                     5
EQ/Mercury International Value ........     Class B 0.95%        $  97.06                   102
EQ/Mercury International Value ........     Class B 1.00%        $  96.85                    --
EQ/Mercury International Value ........     Class B 1.20%        $  95.99                    85
EQ/Mercury International Value ........     Class B 1.34%        $  95.40                   971
EQ/Mercury International Value ........     Class B 1.35%        $  95.36                    16
EQ/Mercury International Value ........     Class B 1.45%        $ 103.95                     1

EQ/MFS Emerging Growth Companies ......     Class B 0.50%        $  46.31                    --
EQ/MFS Emerging Growth Companies ......     Class B 0.70%        $  82.37                     4
EQ/MFS Emerging Growth Companies ......     Class B 0.90%        $  72.94                     4
EQ/MFS Emerging Growth Companies ......     Class B 0.90%        $  81.47                     6
EQ/MFS Emerging Growth Companies ......     Class B 0.95%        $  69.00                   150
EQ/MFS Emerging Growth Companies ......     Class B 1.00%        $  81.02                    --
EQ/MFS Emerging Growth Companies ......     Class B 1.20%        $  76.94                   250
EQ/MFS Emerging Growth Companies ......     Class B 1.34%        $ 118.84                 2,741
EQ/MFS Emerging Growth Companies ......     Class B 1.35%        $  79.46                    87
EQ/MFS Emerging Growth Companies ......     Class B 1.45%        $  75.89                     9

EQ/MFS Investors Trust ................     Class B 0.50%        $  77.76                    --
EQ/MFS Investors Trust ................     Class B 0.70%        $  81.90                    --
EQ/MFS Investors Trust ................     Class B 0.90%        $  81.18                     1
EQ/MFS Investors Trust ................     Class B 0.95%        $  81.00                    22
EQ/MFS Investors Trust ................     Class B 1.00%        $  80.83                    --
EQ/MFS Investors Trust ................     Class B 1.20%        $  80.11                    31
EQ/MFS Investors Trust ................     Class B 1.34%        $  79.62                   162

   The accompanying notes are an integral part of these financial statements.
                                     FSA-17

THE EQUITABLE LIFE ASSURANCE SOCIETY OF THE UNITED STATES
SEPARATE ACCOUNT A

STATEMENTS OF ASSETS AND LIABILITIES (Continued)

DECEMBER 31, 2003


                                              Contract charges      Unit Fair Value   Units Outstanding (000's)
                                          ------------------------ ----------------- --------------------------
EQ/MFS Investors Trust ................        Class B 1.35%           $  79.58                     1
EQ/MFS Investors Trust ................        Class B 1.45%           $  79.23                    --

EQ/Money Market .......................        Class A 0.74%           $  42.25                   103
EQ/Money Market .......................        Class A 0.90%           $ 127.81                     2
EQ/Money Market .......................        Class A 1.35%           $ 133.74                   109
EQ/Money Market .......................        Class A 1.35%           $ 133.10                   231
EQ/Money Market .......................        Class A 1.45%           $ 112.04                    --
EQ/Money Market .......................   Class A 1.40% or 1.49%       $  33.81                 1,635
EQ/Money Market .......................        Class B 0.50%           $ 105.29                    --
EQ/Money Market .......................        Class B 0.70%           $ 110.38                    --
EQ/Money Market .......................        Class B 0.70%           $ 120.61                    --
EQ/Money Market .......................        Class B 0.90%           $ 114.04                    --
EQ/Money Market .......................        Class B 0.90%           $ 103.17                     2
EQ/Money Market .......................        Class B 0.95%           $ 109.18                   231
EQ/Money Market .......................        Class B 1.20%           $ 112.05                    83

EQ/Putnam Growth & Income Value .......        Class B 0.50%           $  98.51                    --
EQ/Putnam Growth & Income Value .......        Class B 0.70%           $  99.14                    --
EQ/Putnam Growth & Income Value .......        Class B 0.90%           $  96.98                     1
EQ/Putnam Growth & Income Value .......        Class B 0.90%           $  98.05                     2
EQ/Putnam Growth & Income Value .......        Class B 0.95%           $  90.88                    17
EQ/Putnam Growth & Income Value .......        Class B 1.00%           $  97.51                    --
EQ/Putnam Growth & Income Value .......        Class B 1.20%           $  95.42                    35
EQ/Putnam Growth & Income Value .......        Class B 1.34%           $ 120.74                   455
EQ/Putnam Growth & Income Value .......        Class B 1.35%           $  95.64                    18
EQ/Putnam Growth & Income Value .......        Class B 1.45%           $  94.11                     2

EQ/Putnam Voyager .....................        Class B 0.50%           $  59.05                    --
EQ/Putnam Voyager .....................        Class B 0.70%           $  67.75                    --
EQ/Putnam Voyager .....................        Class B 0.90%           $  67.15                     1
EQ/Putnam Voyager .....................        Class B 0.95%           $  67.01                     7
EQ/Putnam Voyager .....................        Class B 1.00%           $  66.86                    --
EQ/Putnam Voyager .....................        Class B 1.20%           $  66.27                    11
EQ/Putnam Voyager .....................        Class B 1.34%           $  65.86                    41
EQ/Putnam Voyager .....................        Class B 1.35%           $  65.83                     2
EQ/Putnam Voyager .....................        Class B 1.45%           $  88.12                    --

EQ/Small Company Index ................        Class B 0.50%           $ 119.41                    --
EQ/Small Company Index ................        Class B 0.70%           $ 118.92                    --
EQ/Small Company Index ................        Class B 0.90%           $ 118.42                     1
EQ/Small Company Index ................        Class B 0.95%           $ 118.30                    22
EQ/Small Company Index ................        Class B 1.00%           $ 118.17                    --
EQ/Small Company Index ................        Class B 1.20%           $ 117.68                    59
EQ/Small Company Index ................        Class B 1.34%           $ 117.33                   261
EQ/Small Company Index ................        Class B 1.35%           $ 117.31                     1
EQ/Small Company Index ................        Class B 1.45%           $ 117.06                    --

EQ/Technology .........................        Class B 0.50%           $  48.17                    --
EQ/Technology .........................        Class B 0.70%           $  41.76                    30
EQ/Technology .........................        Class B 0.90%           $  41.44                     6
EQ/Technology .........................        Class B 0.95%           $  41.37                   168
EQ/Technology .........................        Class B 1.00%           $  41.29                    --
EQ/Technology .........................        Class B 1.20%           $  40.98                   199
EQ/Technology .........................        Class B 1.34%           $  40.76                 1,754
EQ/Technology .........................        Class B 1.35%           $  40.75                    14
EQ/Technology .........................        Class B 1.45%           $  40.59                     1

   The accompanying notes are an integral part of these financial statements.
                                     FSA-18

THE EQUITABLE LIFE ASSURANCE SOCIETY OF THE UNITED STATES
SEPARATE ACCOUNT A

STATEMENTS OF ASSETS AND LIABILITIES (Concluded)

DECEMBER 31, 2003


                              Contract charges   Unit Fair Value   Units Outstanding (000's)
                             ------------------ ----------------- --------------------------
U.S. Real Estate .........     Class B 0.50%        $ 107.04                  --
U.S. Real Estate .........     Class B 0.70%        $ 106.99                  --
U.S. Real Estate .........     Class B 0.90%        $ 106.93                  --
U.S. Real Estate .........     Class B 0.95%        $ 106.92                   1
U.S. Real Estate .........     Class B 1.00%        $ 106.90                  --
U.S. Real Estate .........     Class B 1.20%        $ 106.85                   4
U.S. Real Estate .........     Class B 1.34%        $ 106.81                  18
U.S. Real Estate .........     Class B 1.35%        $ 106.81                  --
U.S. Real Estate .........     Class B 1.45%        $ 106.78                  --


   The accompanying notes are an integral part of these financial statements.
                                     FSA-19

THE EQUITABLE LIFE ASSURANCE SOCIETY OF THE UNITED STATES
SEPARATE ACCOUNT A

STATEMENTS OF OPERATIONS

FOR THE YEAR ENDED DECEMBER 31, 2003


                                                    AXA Aggressive   AXA Conservative   AXA Conservative-Plus
                                                    Allocation (a)    Allocation (a)        Allocation (a)
                                                   ---------------- ------------------ -----------------------
Income and Expenses:
 Investment Income: ..............................
  Dividends from The Trusts ......................      $ 1,418          $ 10,555              $11,014
 Expenses: .......................................
  Asset-based charges ............................          745               877                1,156
  Less: Reduction for expense limitation .........           --                --                   --
                                                        -------          --------              -------
  Net Expenses ...................................          745               877                1,156
                                                        -------          --------              -------
Net Investment Income (Loss) .....................          673             9,678                9,858
                                                        -------          --------              -------
Realized and Unrealized Gain (Loss)
 on Investments:
  Realized gain (loss) on investments ............        2,632               354                3,896
  Realized gain distribution from The Trusts .....           --                --                   --
                                                        -------          --------              -------
 Net realized gain (loss) ........................        2,632               354                3,896
                                                        -------          --------              -------
 Change in unrealized appreciation
  (depreciation) of investments ..................       13,872            (1,301)               3,477
                                                        -------          --------              -------
Net Realized and Unrealized Gain (Loss)
 on Investments ..................................       16,504              (947)               7,373
                                                        -------          --------              -------
Net Increase (Decrease) in Net Assets
 Resulting from Operations .......................      $17,177          $  8,731              $17,231
                                                        =======          ========              =======

                                                     AXA Moderate    AXA Moderate-Plus    AXA Premier VIP    AXA Premier VIP
                                                      Allocation       Allocation (a)    Aggressive Equity      Core Bond
                                                   ---------------- ------------------- ------------------- -----------------
Income and Expenses:
 Investment Income: ..............................
  Dividends from The Trusts ......................  $  38,387,411         $12,369          $          --      $   1,884,857
 Expenses: .......................................
  Asset-based charges ............................     22,903,365           2,487             15,099,973            653,885
  Less: Reduction for expense limitation .........     (4,729,527)             --             (2,600,651)                --
                                                    -------------         -------          -------------      -------------
  Net Expenses ...................................     18,173,838           2,487             12,499,322            653,885
                                                    -------------         -------          -------------      -------------
Net Investment Income (Loss) .....................     20,213,573           9,882            (12,499,322)         1,230,972
                                                    -------------         -------          -------------      -------------
Realized and Unrealized Gain (Loss)
 on Investments:
  Realized gain (loss) on investments ............    (20,588,743)          1,113            (85,605,822)         1,753,694
  Realized gain distribution from The Trusts .....             --              --                     --                170
                                                    -------------         -------          -------------      -------------
 Net realized gain (loss) ........................    (20,588,743)          1,113            (85,605,822)         1,753,864
                                                    -------------         -------          -------------      -------------
 Change in unrealized appreciation
  (depreciation) of investments ..................    266,304,304          59,600            401,716,748         (1,550,158)
                                                    -------------         -------          -------------      -------------
Net Realized and Unrealized Gain (Loss)
 on Investments ..................................    245,715,561          60,713            316,110,926            203,706
                                                    -------------         -------          -------------      -------------
Net Increase (Decrease) in Net Assets
 Resulting from Operations .......................  $ 265,929,134         $70,595          $ 303,611,604      $   1,434,678
                                                    =============         =======          =============      =============

-------
The accompanying notes are an integral part of these financial statements.

                                     FSA-20

THE EQUITABLE LIFE ASSURANCE SOCIETY OF THE UNITED STATES
SEPARATE ACCOUNT A

STATEMENTS OF OPERATIONS (Continued)

FOR THE YEAR ENDED DECEMBER 31, 2003


                                                    AXA Premier VIP   AXA Premier VIP      AXA Premier VIP
                                                      Health Care        High Yield     International Equity
                                                   ----------------- ----------------- ----------------------
Income and Expenses:
 Investment Income: ..............................
  Dividends from The Trusts ......................     $  254,525     $    7,425,570         $  135,864
 Expenses: .......................................
  Asset-based charges ............................        199,627          1,657,737            180,319
  Less: Reduction for expense limitation .........             --                 --                 --
                                                       ----------     --------------         ----------
  Net Expenses ...................................        199,627          1,657,737            180,319
                                                       ----------     --------------         ----------
Net Investment Income (Loss) .....................         54,898          5,767,833            (44,455)
                                                       ----------     --------------         ----------
Realized and Unrealized Gain (Loss)
 on Investments:
  Realized gain (loss) on investments ............        417,269        (11,506,771)           414,992
  Realized gain distribution from The Trusts .....          1,402                 --                 --
                                                       ----------     --------------         ----------
 Net realized gain (loss) ........................        418,671        (11,506,771)           414,992
                                                       ----------     --------------         ----------
 Change in unrealized appreciation
  (depreciation) of investments ..................      4,559,733         29,733,224          6,060,831
                                                       ----------     --------------         ----------
Net Realized and Unrealized Gain (Loss)
 on Investments ..................................      4,978,404         18,226,453          6,475,823
                                                       ----------     --------------         ----------
Net Increase (Decrease) in Net Assets
 Resulting from Operations .......................     $5,033,302     $   23,994,286         $6,431,368
                                                       ==========     ==============         ==========

                                                    AXA Premier VIP
                                                       Large Cap      AXA Premier VIP   AXA Premier VIP     AXA Premier VIP
                                                      Core Equity    Large Cap Growth   Large Cap Value   Small/Mid Cap Growth
                                                   ---------------- ------------------ ----------------- ---------------------
Income and Expenses:
 Investment Income: ..............................
  Dividends from The Trusts ......................    $   27,592        $       --        $  542,351         $    578,160
 Expenses: .......................................
  Asset-based charges ............................       161,618           256,878           225,153              391,562
  Less: Reduction for expense limitation .........            --                --                --                   --
                                                      ----------        ----------        ----------         ------------
  Net Expenses ...................................       161,618           256,878           225,153              391,562
                                                      ----------        ----------        ----------         ------------
Net Investment Income (Loss) .....................      (134,026)         (256,878)          317,198              186,598
                                                      ----------        ----------        ----------         ------------
Realized and Unrealized Gain (Loss)
 on Investments:
  Realized gain (loss) on investments ............      (514,579)         (343,162)          (18,660)          (1,107,601)
  Realized gain distribution from The Trusts .....            --                --                --               76,840
                                                      ----------        ----------        ----------         ------------
 Net realized gain (loss) ........................      (514,579)         (343,162)          (18,660)          (1,030,761)
                                                      ----------        ----------        ----------         ------------
 Change in unrealized appreciation
  (depreciation) of investments ..................     4,956,000         6,954,084         6,073,619           12,644,996
                                                      ----------        ----------        ----------         ------------
Net Realized and Unrealized Gain (Loss)
 on Investments ..................................     4,441,421         6,610,922         6,054,959           11,614,235
                                                      ----------        ----------        ----------         ------------
Net Increase (Decrease) in Net Assets
 Resulting from Operations .......................    $4,307,395        $6,354,044        $6,372,157         $ 11,800,833
                                                      ==========        ==========        ==========         ============

-------
The accompanying notes are an integral part of these financial statements.

                                     FSA-21

THE EQUITABLE LIFE ASSURANCE SOCIETY OF THE UNITED STATES
SEPARATE ACCOUNT A

STATEMENTS OF OPERATIONS (Continued)

FOR THE YEAR ENDED DECEMBER 31, 2003

                                                    AXA Premier VIP Small/Mid    AXA Premier         AXA Rosenberg VIT
                                                            Cap Value          VIP Technology   Value Long/Short Equity (a)
                                                   -------------------------- ---------------- -----------------------------
Income and Expenses:
 Investment Income: ..............................
  Dividends from The Trusts ......................        $    125,046           $  708,697              $     --
 Expenses: .......................................
  Asset-based charges ............................             382,636              141,351                   784
  Less: Reduction for expense limitation .........                  --                   --                    --
                                                          ------------           ----------              --------
  Net Expenses ...................................             382,636              141,351                   784
                                                          ------------           ----------              --------
Net Investment Income (Loss) .....................            (257,590)             567,346                  (784)
                                                          ------------           ----------              --------
Realized and Unrealized Gain (Loss)
 on Investments:
  Realized gain (loss) on investments ............          (1,457,033)           3,058,497                  (971)
  Realized gain distribution from The Trusts .....             146,794                   --                    --
                                                          ------------           ----------              --------
 Net realized gain (loss) ........................          (1,310,239)           3,058,497                  (971)
                                                          ------------           ----------              --------
 Change in unrealized appreciation
  (depreciation) of investments ..................          13,841,648            2,328,609                (3,235)
                                                          ------------           ----------              --------
Net Realized and Unrealized Gain (Loss)
 on Investments ..................................          12,531,409            5,387,106                (4,206)
                                                          ------------           ----------              --------
Net Increase (Decrease) in Net Assets
 Resulting from Operations .......................        $ 12,273,819           $5,954,452              $ (4,990)
                                                          ============           ==========              ========



                                                      EQ/Alliance        EQ/Alliance      EQ/Alliance Intermediate    EQ/Alliance
                                                      Common Stock    Growth and Income     Government Securities    International
                                                   ----------------- ------------------- -------------------------- --------------
Income and Expenses:
 Investment Income: ..............................
  Dividends from The Trusts ......................  $   67,522,598      $  12,036,169          $   7,276,474         $ 10,092,133
 Expenses: .......................................
  Asset-based charges ............................      54,827,919         11,870,446              2,561,639            6,739,894
  Less: Reduction for expense limitation .........      (7,839,225)                --                 (9,702)                  --
                                                    --------------      -------------          -------------         ------------
  Net Expenses ...................................      46,988,694         11,870,446              2,551,937            6,739,894
                                                    --------------      -------------          -------------         ------------
Net Investment Income (Loss) .....................      20,533,904            165,723              4,724,537            3,352,239
                                                    --------------      -------------          -------------         ------------
Realized and Unrealized Gain (Loss)
 on Investments:
  Realized gain (loss) on investments ............    (285,014,574)       (37,977,943)             1,456,601            7,370,324
  Realized gain distribution from The Trusts .....              --                 --                 64,650                   --
                                                    --------------      -------------          -------------         ------------
 Net realized gain (loss) ........................    (285,014,574)       (37,977,943)             1,521,251            7,370,324
                                                    --------------      -------------          -------------         ------------
 Change in unrealized appreciation
  (depreciation) of investments ..................   1,777,857,612        271,830,900             (4,298,353)         141,990,979
                                                    --------------      -------------          -------------         ------------
Net Realized and Unrealized Gain (Loss)
 on Investments ..................................   1,492,843,038        233,852,957             (2,777,102)         149,361,303
                                                    --------------      -------------          -------------         ------------
Net Increase (Decrease) in Net Assets
 Resulting from Operations .......................  $1,513,376,942      $ 234,018,680          $   1,947,435         $152,713,542
                                                    ==============      =============          =============         ============

-------
The accompanying notes are an integral part of these financial statements.

                                     FSA-22

THE EQUITABLE LIFE ASSURANCE SOCIETY OF THE UNITED STATES
SEPARATE ACCOUNT A

STATEMENTS OF OPERATIONS (Continued)

FOR THE YEAR ENDED DECEMBER 31, 2003


                                                      EQ/Alliance     EQ/Alliance   EQ/Alliance Small
                                                    Premier Growth   Quality Bond       Cap Growth
                                                   ---------------- -------------- -------------------
Income and Expenses:
 Investment Income: ..............................
  Dividends from The Trusts ......................  $           --    $4,892,119     $           --
 Expenses: .......................................
  Asset-based charges ............................       2,010,811     2,509,605          3,563,813
  Less: Reduction for expense limitation .........              --            --                 --
                                                    --------------    ----------     --------------
  Net Expenses ...................................       2,010,811     2,509,605          3,563,813
                                                    --------------    ----------     --------------
Net Investment Income (Loss) .....................      (2,010,811)    2,382,514         (3,563,813)
                                                    --------------    ----------     --------------
Realized and Unrealized Gain (Loss)
 on Investments:
  Realized gain (loss) on investments ............     (21,868,256)    2,387,656        (22,140,560)
  Realized gain distribution from The Trusts .....              --       544,556                 --
                                                    --------------    ----------     --------------
 Net realized gain (loss) ........................     (21,868,256)    2,932,212        (22,140,560)
                                                    --------------    ----------     --------------
 Change in unrealized appreciation
  (depreciation) of investments ..................      54,357,331      (833,280)       118,188,788
                                                    --------------    ----------     --------------
Net Realized and Unrealized Gain (Loss)
 on Investments ..................................      32,489,075     2,098,932         96,048,228
                                                    --------------    ----------     --------------
Net Increase (Decrease) in Net Assets
 Resulting from Operations .......................  $   30,478,264    $4,481,446     $   92,484,415
                                                    ==============    ==========     ==============



                                                       EQ/Bernstein          EQ/Calvert              EQ/Capital
                                                    Diversified Value   Socially Responsible   Guardian International
                                                   ------------------- ---------------------- ------------------------
Income and Expenses:
 Investment Income: ..............................
  Dividends from The Trusts ......................    $  2,990,840           $       --              $  180,929
 Expenses: .......................................
  Asset-based charges ............................       2,811,054               73,040                 135,728
  Less: Reduction for expense limitation .........              --                   --                      --
                                                      ------------           ----------              ----------
  Net Expenses ...................................       2,811,054               73,040                 135,728
                                                      ------------           ----------              ----------
Net Investment Income (Loss) .....................         179,786              (73,040)                 45,201
                                                      ------------           ----------              ----------
Realized and Unrealized Gain (Loss)
 on Investments:
  Realized gain (loss) on investments ............      (6,130,604)            (238,314)                296,579
  Realized gain distribution from The Trusts .....              --                   --                      --
                                                      ------------           ----------              ----------
 Net realized gain (loss) ........................      (6,130,604)            (238,314)                296,579
                                                      ------------           ----------              ----------
 Change in unrealized appreciation
  (depreciation) of investments ..................      59,043,729            2,035,113               3,195,015
                                                      ------------           ----------              ----------
Net Realized and Unrealized Gain (Loss)
 on Investments ..................................      52,913,125            1,796,799               3,491,594
                                                      ------------           ----------              ----------
Net Increase (Decrease) in Net Assets
 Resulting from Operations .......................    $ 53,092,911           $1,723,759              $3,536,795
                                                      ============           ==========              ==========



                                                       EQ/Capital
                                                    Guardian Research
                                                   ------------------
Income and Expenses:
 Investment Income: ..............................
  Dividends from The Trusts ......................    $    555,939
 Expenses: .......................................
  Asset-based charges ............................       1,701,728
  Less: Reduction for expense limitation .........              --
                                                      ------------
  Net Expenses ...................................       1,701,728
                                                      ------------
Net Investment Income (Loss) .....................      (1,145,789)
                                                      ------------
Realized and Unrealized Gain (Loss)
 on Investments:
  Realized gain (loss) on investments ............        (146,579)
  Realized gain distribution from The Trusts .....              --
                                                      ------------
 Net realized gain (loss) ........................        (146,579)
                                                      ------------
 Change in unrealized appreciation
  (depreciation) of investments ..................      35,404,063
                                                      ------------
Net Realized and Unrealized Gain (Loss)
 on Investments ..................................      35,257,484
                                                      ------------
Net Increase (Decrease) in Net Assets
 Resulting from Operations .......................    $ 34,111,695
                                                      ============

-------
The accompanying notes are an integral part of these financial statements.

                                     FSA-23

THE EQUITABLE LIFE ASSURANCE SOCIETY OF THE UNITED STATES
SEPARATE ACCOUNT A

STATEMENTS OF OPERATIONS (Continued)

FOR THE YEAR ENDED DECEMBER 31, 2003

                                                         EQ/Capital          EQ/Emerging       EQ/Equity
                                                    Guardian U.S. Equity   Markets Equity      500 Index
                                                   ---------------------- ---------------- ----------------
Income and Expenses:
 Investment Income: ..............................
  Dividends from The Trusts ......................      $   185,085         $   609,886     $  13,226,704
 Expenses: .......................................
  Asset-based charges ............................          684,363             930,799        11,447,007
  Less: Reduction for expense limitation .........               --                  --                --
                                                        -----------         -----------     -------------
  Net Expenses ...................................          684,363             930,799        11,447,007
                                                        -----------         -----------     -------------
Net Investment Income (Loss) .....................         (499,278)           (320,913)        1,779,697
                                                        -----------         -----------     -------------
Realized and Unrealized Gain (Loss)
 on Investments:
  Realized gain (loss) on investments ............        2,144,974             855,382       (51,099,557)
  Realized gain distribution from The Trusts .....               --                  --                --
                                                        -----------         -----------     -------------
 Net realized gain (loss) ........................        2,144,974             855,382       (51,099,557)
                                                        -----------         -----------     -------------
 Change in unrealized appreciation
  (depreciation) of investments ..................       14,446,538          31,969,008       255,989,973
                                                        -----------         -----------     -------------
Net Realized and Unrealized Gain (Loss)
 on Investments ..................................       16,591,512          32,824,390       204,890,416
                                                        -----------         -----------     -------------
Net Increase (Decrease) in Net Assets
 Resulting from Operations .......................      $16,092,234         $32,503,477     $ 206,670,113
                                                        ===========         ===========     =============

                                                    EQ/Evergreen                   EQ/FI Small/Mid   EQ/J.P. Morgan
                                                        Omega      EQ/FI Mid Cap      Cap Value         Core Bond
                                                   -------------- --------------- ----------------- ----------------
Income and Expenses:
 Investment Income: ..............................
  Dividends from The Trusts ......................   $       --    $         --     $    964,559       $1,706,378
 Expenses: .......................................
  Asset-based charges ............................       91,081       1,331,724        3,177,341          599,038
  Less: Reduction for expense limitation .........           --              --               --               --
                                                     ----------    ------------     ------------       ----------
  Net Expenses ...................................       91,081       1,331,724        3,177,341          599,038
                                                     ----------    ------------     ------------       ----------
Net Investment Income (Loss) .....................      (91,081)     (1,331,724)      (2,212,782)       1,107,340
                                                     ----------    ------------     ------------       ----------
Realized and Unrealized Gain (Loss)
 on Investments:
  Realized gain (loss) on investments ............      175,055         (64,122)      (2,524,038)           1,217
  Realized gain distribution from The Trusts .....           --              --               --               --
                                                     ----------    ------------     ------------       ----------
 Net realized gain (loss) ........................      175,055         (64,122)      (2,524,038)           1,217
                                                     ----------    ------------     ------------       ----------
 Change in unrealized appreciation
  (depreciation) of investments ..................    2,158,892      40,267,573       75,451,507         (305,142)
                                                     ----------    ------------     ------------       ----------
Net Realized and Unrealized Gain (Loss)
 on Investments ..................................    2,333,947      40,203,451       72,927,469         (303,925)
                                                     ----------    ------------     ------------       ----------
Net Increase (Decrease) in Net Assets
 Resulting from Operations .......................   $2,242,866    $ 38,871,727     $ 70,714,687       $  803,415
                                                     ==========    ============     ============       ==========

-------
The accompanying notes are an integral part of these financial statements.

                                     FSA-24

THE EQUITABLE LIFE ASSURANCE SOCIETY OF THE UNITED STATES
SEPARATE ACCOUNT A

STATEMENTS OF OPERATIONS (Continued)

FOR THE YEAR ENDED DECEMBER 31, 2003


                                                    EQ/Janus Large  EQ/Lazard Small     EQ/Marsico
                                                      Cap Growth       Cap Value          Focus
                                                   --------------- ----------------- ---------------
Income and Expenses:
 Investment Income: ..............................
  Dividends from The Trusts ......................  $         --      $   603,400     $         --
 Expenses: .......................................
  Asset-based charges ............................       604,183          696,900        1,155,920
  Less: Reduction for expense limitation .........            --               --               --
                                                    ------------      -----------     ------------
  Net Expenses ...................................       604,183          696,900        1,155,920
                                                    ------------      -----------     ------------
Net Investment Income (Loss) .....................      (604,183)         (93,500)      (1,155,920)
                                                    ------------      -----------     ------------
Realized and Unrealized Gain (Loss)
 on Investments:
  Realized gain (loss) on investments ............    (4,961,997)         442,991        3,291,615
  Realized gain distribution from The Trusts .....            --          156,094               --
                                                    ------------      -----------     ------------
 Net realized gain (loss) ........................    (4,961,997)         599,085        3,291,615
                                                    ------------      -----------     ------------
 Change in unrealized appreciation
  (depreciation) of investments ..................    15,708,768       17,581,151       18,646,290
                                                    ------------      -----------     ------------
Net Realized and Unrealized Gain (Loss)
 on Investments ..................................    10,746,771       18,180,236       21,937,905
                                                    ------------      -----------     ------------
Net Increase (Decrease) in Net Assets
 Resulting from Operations .......................  $ 10,142,588      $18,086,736     $ 20,781,985
                                                    ============      ===========     ============



                                                    EQ/Mercury Basic        EQ/Mercury        EQ/MFS Emerging       EQ/MFS
                                                      Value Equity     International Value   Growth Companies   Investors Trust
                                                   ------------------ --------------------- ------------------ ----------------
Income and Expenses:
 Investment Income: ..............................
  Dividends from The Trusts ......................    $  1,332,308         $ 2,247,836        $           --      $   94,558
 Expenses: .......................................
  Asset-based charges ............................       3,165,117           1,247,563             4,412,964         171,495
  Less: Reduction for expense limitation .........              --                  --                    --              --
                                                      ------------         -----------        --------------      ----------
  Net Expenses ...................................       3,165,117           1,247,563             4,412,964         171,495
                                                      ------------         -----------        --------------      ----------
Net Investment Income (Loss) .....................      (1,832,809)          1,000,273            (4,412,964)        (76,937)
                                                      ------------         -----------        --------------      ----------
Realized and Unrealized Gain (Loss)
 on Investments:
  Realized gain (loss) on investments ............      (8,486,750)           (310,052)          (44,266,617)       (838,583)
  Realized gain distribution from The Trusts .....              --                  --                    --              --
                                                      ------------         -----------        --------------      ----------
 Net realized gain (loss) ........................      (8,486,750)           (310,052)          (44,266,617)       (838,583)
                                                      ------------         -----------        --------------      ----------
 Change in unrealized appreciation
  (depreciation) of investments ..................      76,274,559          23,200,475           129,351,039       3,578,200
                                                      ------------         -----------        --------------      ----------
Net Realized and Unrealized Gain (Loss)
 on Investments ..................................      67,787,809          22,890,423            85,084,422       2,739,617
                                                      ------------         -----------        --------------      ----------
Net Increase (Decrease) in Net Assets
 Resulting from Operations .......................    $ 65,955,000         $23,890,696        $   80,671,458      $2,662,680
                                                      ============         ===========        ==============      ==========

-------
The accompanying notes are an integral part of these financial statements.

                                     FSA-25

THE EQUITABLE LIFE ASSURANCE SOCIETY OF THE UNITED STATES
SEPARATE ACCOUNT A

STATEMENTS OF OPERATIONS (Concluded)

FOR THE YEAR ENDED DECEMBER 31, 2003

                                                      EQ/Money    EQ/Putnam Growth   EQ/Putnam
                                                       Market      & Income Value     Voyager
                                                   ------------- ------------------ -----------
Income and Expenses:
 Investment Income: ..............................
  Dividends from The Trusts ......................  $1,221,367      $    748,988     $   4,566
 Expenses: .......................................
  Asset-based charges ............................   2,239,596           735,801        38,073
  Less: Reduction for expense limitation .........     (95,381)               --            --
                                                    ----------      ------------     ---------
  Net Expenses ...................................   2,144,215           735,801        38,073
                                                    ----------      ------------     ---------
Net Investment Income (Loss) .....................    (922,848)           13,187       (33,507)
                                                    ----------      ------------     ---------
Realized and Unrealized Gain (Loss)
 on Investments:
  Realized gain (loss) on investments ............    (755,546)       (2,782,804)       45,259
  Realized gain distribution from The Trusts .....          --                --            --
                                                    ----------      ------------     ---------
 Net realized gain (loss) ........................    (755,546)       (2,782,804)       45,259
                                                    ----------      ------------     ---------
 Change in unrealized appreciation
  (depreciation) of investments ..................     853,365        15,475,600       618,396
                                                    ----------      ------------     ---------
Net Realized and Unrealized Gain (Loss)
 on Investments ..................................      97,819        12,692,796       663,655
                                                    ----------      ------------     ---------
Net Increase (Decrease) in Net Assets
 Resulting from Operations .......................  $ (825,029)     $ 12,705,983     $ 630,148
                                                    ==========      ============     =========

                                                       EQ/Small
                                                    Company Index   EQ/Technology   U.S. Real Estate (a)
                                                   --------------- --------------- ---------------------
Income and Expenses:
 Investment Income: ..............................
  Dividends from The Trusts ......................   $   84,727     $         --         $     --
 Expenses: .......................................
  Asset-based charges ............................      249,668          965,354            2,600
  Less: Reduction for expense limitation .........           --               --               --
                                                     ----------     ------------         --------
  Net Expenses ...................................      249,668          965,354            2,600
                                                     ----------     ------------         --------
Net Investment Income (Loss) .....................     (164,941)        (965,354)          (2,600)
                                                     ----------     ------------         --------
Realized and Unrealized Gain (Loss)
 on Investments:
  Realized gain (loss) on investments ............    2,607,592       (4,673,690)          10,239
  Realized gain distribution from The Trusts .....           --               --               --
                                                     ----------     ------------         --------
 Net realized gain (loss) ........................    2,607,592       (4,673,690)          10,239
                                                     ----------     ------------         --------
 Change in unrealized appreciation
  (depreciation) of investments ..................    4,933,391       31,346,241           51,153
                                                     ----------     ------------         --------
Net Realized and Unrealized Gain (Loss)
 on Investments ..................................    7,540,983       26,672,551           61,392
                                                     ----------     ------------         --------
Net Increase (Decrease) in Net Assets
 Resulting from Operations .......................   $7,376,042     $ 25,707,197         $ 58,792
                                                     ==========     ============         ========

-------
(a)Commenced operations on October 20, 2003.
The accompanying notes are an integral part of these financial statements.

                                     FSA-26

THE EQUITABLE LIFE ASSURANCE SOCIETY OF THE UNITED STATES
SEPARATE ACCOUNT A

STATEMENTS OF CHANGES IN NET ASSETS

FOR THE YEARS ENDED DECEMBER 31,


                                                       AXA Aggressive   AXA Conservative
                                                       Allocation (i)    Allocation (i)
                                                      ---------------- ------------------
                                                            2003              2003
                                                      ---------------- ------------------
Increase (Decrease) in Net Assets From
 Operations:
 Net investment income (loss) .......................   $      673         $   9,678
 Net realized gain (loss) on investments ............        2,632               354
 Change in unrealized appreciation (depreciation)
  of investments ....................................       13,872            (1,301)
                                                        ----------         ---------
 Net increase (decrease) in net assets from
  operations ........................................       17,177             8,731
                                                        ----------         ---------
Contractowners Transactions:
 Contributions and Transfers:
  Payments received from contractowners .............      113,663           225,670
  Transfers between funds including guaranteed
   interest account, net ............................      891,231           716,736
  Transfers for contract benefit and
   terminations .....................................      (18,403)          (11,171)
  Contract maintenance charges ......................           --                --
  Adjustments to net assets allocated to
   contracts in payout period .......................           --                --
                                                        ----------         ---------
Net increase (decrease) in net assets from
 contractowners transactions ........................      986,491           931,235
                                                        ----------         ---------
Net increase (decrease) in amount retained by
 Equitable Life in Separate Account A ...............          744               877
                                                        ----------         ---------
Increase (Decrease) in Net Assets ...................    1,004,412           940,843
Net Assets -- Beginning of Period ...................           --                --
                                                        ----------         ---------
Net Assets -- End of Period .........................   $1,004,412         $ 940,843
                                                        ==========         =========
Changes in Units:
Unit Activity 0.74% to 1.49% Class A
Units Issued ........................................           --                --
Units Redeemed ......................................           --                --
                                                        ----------         ---------
Net Increase (Decrease) .............................           --                --
                                                        ----------         ---------
Unit Activity 0.50% to 1.45% Class B
Units Issued ........................................           11                 8
Units Redeemed ......................................           (2)               --
                                                        ----------         ---------
Net Increase (Decrease) .............................            9                 8
                                                        ----------         ---------



                                                              AXA
                                                       Conservative-Plus              AXA Moderate
                                                         Allocation (i)              Allocation (g)
                                                      ------------------- -------------------------------------
                                                              2003               2003               2002
                                                      ------------------- ------------------ ------------------
Increase (Decrease) in Net Assets From
 Operations:
 Net investment income (loss) .......................      $  9,858         $   20,213,573     $    5,419,683
 Net realized gain (loss) on investments ............         3,896            (20,588,743)       (69,819,217)
 Change in unrealized appreciation (depreciation)
  of investments ....................................         3,477            266,304,304       (128,039,996)
                                                           --------         --------------     --------------
 Net increase (decrease) in net assets from
  operations ........................................        17,231            265,929,134       (192,439,530)
                                                           --------         --------------     --------------
Contractowners Transactions:
 Contributions and Transfers:
  Payments received from contractowners .............       333,755             86,523,210         68,168,493
  Transfers between funds including guaranteed
   interest account, net ............................       598,518            (47,821,925)       504,910,571
  Transfers for contract benefit and
   terminations .....................................       (83,682)          (176,060,370)      (150,559,730)
  Contract maintenance charges ......................            --             (1,425,061)          (894,523)
  Adjustments to net assets allocated to
   contracts in payout period .......................            --               (860,199)        (3,013,051)
                                                           --------         --------------     --------------
Net increase (decrease) in net assets from
 contractowners transactions ........................       848,591           (139,644,345)       418,611,760
                                                           --------         --------------     --------------
Net increase (decrease) in amount retained by
 Equitable Life in Separate Account A ...............         1,157                593,305          7,488,017
                                                           --------         --------------     --------------
Increase (Decrease) in Net Assets ...................       866,979            126,878,094        233,660,247
Net Assets -- Beginning of Period ...................            --          1,570,599,237      1,336,938,990
                                                           --------         --------------     --------------
Net Assets -- End of Period .........................      $866,979         $1,697,477,331     $1,570,599,237
                                                           ========         ==============     ==============
Changes in Units:
Unit Activity 0.74% to 1.49% Class A
Units Issued ........................................            --                  2,690             10,722
Units Redeemed ......................................            --                 (4,943)            (5,394)
                                                           --------         --------------     --------------
Net Increase (Decrease) .............................            --                 (2,253)             5,328
                                                           --------         --------------     --------------
Unit Activity 0.50% to 1.45% Class B
Units Issued ........................................            11                    163                487
Units Redeemed ......................................            (2)                  (156)              (189)
                                                           --------         --------------     --------------
Net Increase (Decrease) .............................             9                      7                298
                                                           --------         --------------     --------------



                                                       AXA Moderate-Plus             AXA Premier VIP
                                                         Allocation (i)             Aggressive Equity
                                                      ------------------- --------------------------------------
                                                              2003               2003                2002
                                                      ------------------- ------------------ -------------------
Increase (Decrease) in Net Assets From
 Operations:
 Net investment income (loss) .......................     $    9,882        $  (12,499,322)    $ (12,292,580)
 Net realized gain (loss) on investments ............          1,113           (85,605,822)     (179,857,512)
 Change in unrealized appreciation (depreciation)
  of investments ....................................         59,600           401,716,748      (218,949,024)
                                                          ----------        --------------     -------------
 Net increase (decrease) in net assets from
  operations ........................................         70,595           303,611,604      (411,099,116)
                                                          ----------        --------------     -------------
Contractowners Transactions:
 Contributions and Transfers:
  Payments received from contractowners .............        274,353            57,761,900        78,915,361
  Transfers between funds including guaranteed
   interest account, net ............................      2,079,067           (40,801,266)     (128,913,879)
  Transfers for contract benefit and
   terminations .....................................        (35,374)         (101,844,387)     (131,760,685)
  Contract maintenance charges ......................             --            (1,237,611)       (1,461,396)
  Adjustments to net assets allocated to
   contracts in payout period .......................             --              (338,514)        1,232,084
                                                          ----------        --------------     -------------
Net increase (decrease) in net assets from
 contractowners transactions ........................      2,318,046           (86,459,878)     (181,988,515)
                                                          ----------        --------------     -------------
Net increase (decrease) in amount retained by
 Equitable Life in Separate Account A ...............          1,843             1,321,848        (1,955,477)
                                                          ----------        --------------     -------------
Increase (Decrease) in Net Assets ...................      2,390,484           218,473,574      (595,043,108)
Net Assets -- Beginning of Period ...................             --           891,527,517     1,486,570,625
                                                          ----------        --------------     -------------
Net Assets -- End of Period .........................     $2,390,484        $1,110,001,091     $ 891,527,517
                                                          ==========        ==============     =============
Changes in Units:
Unit Activity 0.74% to 1.49% Class A
Units Issued ........................................             --                 1,695             3,229
Units Redeemed ......................................             --                (3,145)           (6,088)
                                                          ----------        --------------     -------------
Net Increase (Decrease) .............................             --                (1,450)           (2,859)
                                                          ----------        --------------     -------------
Unit Activity 0.50% to 1.45% Class B
Units Issued ........................................             23                    76               222
Units Redeemed ......................................             --                   (48)             (231)
                                                          ----------        --------------     -------------
Net Increase (Decrease) .............................             23                    28                (9)
                                                          ----------        --------------     -------------

-------
The accompanying notes are an integral part of these financial statements.

                                     FSA-27

THE EQUITABLE LIFE ASSURANCE SOCIETY OF THE UNITED STATES
SEPARATE ACCOUNT A

STATEMENTS OF CHANGES IN NET ASSETS (Continued)

FOR THE YEARS ENDED DECEMBER 31,


                                                              AXA Premier VIP                  AXA Premier VIP
                                                               Core Bond (a)                   Health Care (a)
                                                      -------------------------------- -------------------------------
                                                            2003             2002            2003            2002
                                                      ---------------- --------------- --------------- ---------------
Increase (Decrease) in Net Assets From
 Operations:
 Net investment income (loss) .......................  $    1,230,972   $  2,137,104    $     54,898    $    (88,159)
 Net realized gain (loss) on investments ............       1,753,864        130,607         418,671        (627,902)
 Change in unrealized appreciation (depreciation)
  of investments ....................................      (1,550,158)     1,596,224       4,559,733      (2,079,272)
                                                       --------------   ------------    ------------    ------------
 Net increase (decrease) in net assets from
  operations ........................................       1,434,678      3,863,935       5,033,302      (2,795,333)
                                                       --------------   ------------    ------------    ------------
Contractowners Transactions:
 Contributions and Transfers:
  Payments received from contractowners .............      12,172,555     15,207,512       4,273,952       3,823,759
  Transfers between funds including guaranteed
   interest account, net ............................       2,807,063     28,985,650       6,522,465       8,320,461
  Transfers for contract benefit and
   terminations .....................................      (5,408,394)    (1,578,917)     (1,306,009)       (317,742)
  Contract maintenance charges ......................         (35,704)        (5,203)        (16,003)         (3,163)
  Adjustments to net assets allocated to
   contracts in payout period .......................              --             --              --              --
                                                       --------------   ------------    ------------    ------------
Net increase (decrease) in net assets from
 contractowners transactions ........................       9,535,520     42,609,042       9,474,405      11,823,315
                                                       --------------   ------------    ------------    ------------
Net increase (decrease) in amount retained by
 Equitable Life in Separate Account A ...............     (27,167,948)    24,801,995          27,761       5,803,409
                                                       --------------   ------------    ------------    ------------
Increase (Decrease) in Net Assets ...................     (16,197,750)    71,274,972      14,535,468      14,831,391
Net Assets -- Beginning of Period ...................      71,497,052        222,080      15,053,631         222,240
                                                       --------------   ------------    ------------    ------------
Net Assets -- End of Period .........................  $   55,299,302   $ 71,497,052    $ 29,589,099    $ 15,053,631
                                                       ==============   ============    ============    ============
Changes in Units:
Unit Activity 0.74% to 1.49% Class A
Units Issued ........................................              --             --              --              --
Units Redeemed ......................................              --             --              --              --
                                                       --------------   ------------    ------------    ------------
Net Increase (Decrease) .............................              --             --              --              --
                                                       --------------   ------------    ------------    ------------
Unit Activity 0.50% to 1.45% Class B
Units Issued ........................................             300            507             208             179
Units Redeemed ......................................            (212)           (91)           (103)            (50)
                                                       --------------   ------------    ------------    ------------
Net Increase (Decrease) .............................              88            416             105             129
                                                       --------------   ------------    ------------    ------------



                                                               AXA Premier VIP                  AXA Premier VIP
                                                                 High Yield                International Equity (a)
                                                      --------------------------------- -------------------------------
                                                            2003             2002             2003            2002
                                                      ---------------- ---------------- --------------- ---------------
Increase (Decrease) in Net Assets From
 Operations:
 Net investment income (loss) .......................  $   5,767,833    $   8,615,922     $   (44,455)   $    (76,108)
 Net realized gain (loss) on investments ............    (11,506,771)     (19,804,444)        414,992      (1,046,538)
 Change in unrealized appreciation (depreciation)
  of investments ....................................     29,733,224        5,988,711       6,060,831      (1,736,437)
                                                       -------------    -------------     -----------    ------------
 Net increase (decrease) in net assets from
  operations ........................................     23,994,286       (5,199,811)      6,431,368      (2,859,083)
                                                       -------------    -------------     -----------    ------------
Contractowners Transactions:
 Contributions and Transfers:
  Payments received from contractowners .............     16,176,871       12,311,561       5,250,966       4,512,653
  Transfers between funds including guaranteed
   interest account, net ............................     19,484,421       (6,106,937)      4,428,451       7,470,868
  Transfers for contract benefit and
   terminations .....................................    (16,039,742)     (14,301,961)       (920,519)       (578,354)
  Contract maintenance charges ......................       (118,816)        (111,832)        (12,104)         (1,542)
  Adjustments to net assets allocated to
   contracts in payout period .......................        (97,718)          63,830              --              --
                                                       -------------    -------------     -----------    ------------
Net increase (decrease) in net assets from
 contractowners transactions ........................     19,405,016       (8,145,339)      8,746,794      11,403,625
                                                       -------------    -------------     -----------    ------------
Net increase (decrease) in amount retained by
 Equitable Life in Separate Account A ...............        101,808          (62,322)         30,725       5,806,883
                                                       -------------    -------------     -----------    ------------
Increase (Decrease) in Net Assets ...................     43,501,110      (13,407,472)     15,208,887      14,351,425
Net Assets -- Beginning of Period ...................    106,291,701      119,699,173      14,573,665         222,240
                                                       -------------    -------------     -----------    ------------
Net Assets -- End of Period .........................  $ 149,792,811    $ 106,291,701     $29,782,552    $ 14,573,665
                                                       =============    =============     ===========    ============
Changes in Units:
Unit Activity 0.74% to 1.49% Class A
Units Issued ........................................            808              316              --              --
Units Redeemed ......................................           (735)            (406)             --              --
                                                       -------------    -------------     -----------    ------------
Net Increase (Decrease) .............................             73              (90)             --              --
                                                       -------------    -------------     -----------    ------------
Unit Activity 0.50% to 1.45% Class B
Units Issued ........................................            232               92             205             330
Units Redeemed ......................................           (125)             (57)           (105)           (205)
                                                       -------------    -------------     -----------    ------------
Net Increase (Decrease) .............................            107               35             100             125
                                                       -------------    -------------     -----------    ------------

-------
The accompanying notes are an integral part of these financial statements.

                                     FSA-28

THE EQUITABLE LIFE ASSURANCE SOCIETY OF THE UNITED STATES
SEPARATE ACCOUNT A

STATEMENTS OF CHANGES IN NET ASSETS (Continued)

FOR THE YEARS ENDED DECEMBER 31,


                                                              AXA Premier VIP                 AXA Premier VIP
                                                         Large Cap Core Equity (a)         Large Cap Growth (a)
                                                      ------------------------------- -------------------------------
                                                            2003            2002            2003            2002
                                                      --------------- --------------- --------------- ---------------
Increase (Decrease) in Net Assets From
 Operations:
 Net investment income (loss) .......................  $   (134,026)   $    (50,326)   $   (256,878)   $   (115,488)
 Net realized gain (loss) on investments ............      (514,579)       (553,530)       (343,162)     (1,164,953)
 Change in unrealized appreciation (depreciation)
  of investments ....................................     4,956,000      (2,598,775)      6,954,084      (3,692,823)
                                                       ------------    ------------    ------------    ------------
 Net increase (decrease) in net assets from
  operations ........................................     4,307,395      (3,202,631)      6,354,044      (4,973,264)
                                                       ------------    ------------    ------------    ------------
Contractowners Transactions:
 Contributions and Transfers:
  Payments received from contractowners .............     2,691,767       3,363,717       4,432,602       6,606,378
  Transfers between funds including guaranteed
   interest account, net ............................     2,610,422       8,243,626       6,378,060      10,870,820
  Transfers for contract benefit and
   terminations .....................................    (1,398,797)       (303,173)     (1,595,634)       (522,932)
  Contract maintenance charges ......................        (9,248)         (1,731)        (15,978)         (2,423)
  Adjustments to net assets allocated to
   contracts in payout period .......................            --              --              --              --
                                                       ------------    ------------    ------------    ------------
Net increase (decrease) in net assets from
 contractowners transactions ........................     3,894,144      11,302,439       9,199,050      16,951,843
                                                       ------------    ------------    ------------    ------------
Net increase (decrease) in amount retained by
 Equitable Life in Separate Account A ...............        26,618       5,803,968          26,384       5,808,925
                                                       ------------    ------------    ------------    ------------
Increase (Decrease) in Net Assets ...................     8,228,157      13,903,776      15,579,478      17,787,504
Net Assets -- Beginning of Period ...................    14,126,016         222,240      18,009,744         222,240
                                                       ------------    ------------    ------------    ------------
Net Assets -- End of Period .........................  $ 22,354,173    $ 14,126,016    $ 33,589,222    $ 18,009,744
                                                       ============    ============    ============    ============
Changes in Units:
Unit Activity 0.74% to 1.49% Class A
Units Issued ........................................            --              --              --              --
Units Redeemed ......................................            --              --              --              --
                                                       ------------    ------------    ------------    ------------
Net Increase (Decrease) .............................            --              --              --              --
                                                       ------------    ------------    ------------    ------------
Unit Activity 0.50% to 1.45% Class B
Units Issued ........................................            85             157             237             261
Units Redeemed ......................................           (41)            (33)           (121)            (57)
                                                       ------------    ------------    ------------    ------------
Net Increase (Decrease) .............................            44             124             116             204
                                                       ------------    ------------    ------------    ------------



                                                              AXA Premier VIP                AXA Premier VIP
                                                            Large Cap Value (a)          Small/Mid Cap Growth (a)
                                                      ------------------------------- ------------------------------
                                                            2003            2002            2003           2002
                                                      --------------- --------------- --------------- --------------
Increase (Decrease) in Net Assets From
 Operations:
 Net investment income (loss) .......................  $    317,198    $    (43,855)   $    186,598    $   (146,781)
 Net realized gain (loss) on investments ............       (18,660)       (621,090)     (1,030,761)     (1,845,916)
 Change in unrealized appreciation (depreciation)
  of investments ....................................     6,073,619      (3,406,945)     12,644,996      (5,632,532)
                                                       ------------    ------------    ------------    ------------
 Net increase (decrease) in net assets from
  operations ........................................     6,372,157      (4,071,890)     11,800,833      (7,625,229)
                                                       ------------    ------------    ------------    ------------
Contractowners Transactions:
 Contributions and Transfers:
  Payments received from contractowners .............     3,168,004       5,601,531       9,975,377       8,359,517
  Transfers between funds including guaranteed
   interest account, net ............................     3,147,531      12,100,630      14,032,432      16,481,447
  Transfers for contract benefit and
   terminations .....................................    (1,441,009)       (474,234)     (1,978,086)       (833,271)
  Contract maintenance charges ......................       (13,186)         (2,523)        (26,687)         (3,288)
  Adjustments to net assets allocated to
   contracts in payout period .......................            --              --              --              --
                                                       ------------    ------------    ------------    ------------
Net increase (decrease) in net assets from
 contractowners transactions ........................     4,861,340      17,225,404      22,003,036      24,004,405
                                                       ------------    ------------    ------------    ------------
Net increase (decrease) in amount retained by
 Equitable Life in Separate Account A ...............        25,620       5,810,516          23,145       5,811,250
                                                       ------------    ------------    ------------    ------------
Increase (Decrease) in Net Assets ...................    11,259,117      18,964,030      33,827,014      22,190,426
Net Assets -- Beginning of Period ...................    19,186,270         222,240      22,412,666         222,240
                                                       ------------    ------------    ------------    ------------
Net Assets -- End of Period .........................  $ 30,445,387    $ 19,186,270    $ 56,239,680    $ 22,412,666
                                                       ============    ============    ============    ============
Changes in Units:
Unit Activity 0.74% to 1.49% Class A
Units Issued ........................................            --              --              --              --
Units Redeemed ......................................            --              --              --              --
                                                       ------------    ------------    ------------    ------------
Net Increase (Decrease) .............................            --              --              --              --
                                                       ------------    ------------    ------------    ------------
Unit Activity 0.50% to 1.45% Class B
Units Issued ........................................           180             235             432             374
Units Redeemed ......................................          (127)            (53)           (140)            (74)
                                                       ------------    ------------    ------------    ------------
Net Increase (Decrease) .............................            53             182             292             300
                                                       ------------    ------------    ------------    ------------

-------
The accompanying notes are an integral part of these financial statements.

                                     FSA-29

THE EQUITABLE LIFE ASSURANCE SOCIETY OF THE UNITED STATES
SEPARATE ACCOUNT A

STATEMENTS OF CHANGES IN NET ASSETS (Continued)

FOR THE YEARS ENDED DECEMBER 31,


                                                              AXA Premier VIP                 AXA Premier VIP
                                                          Small/Mid Cap Value (a)             Technology (a)
                                                      ------------------------------- -------------------------------
                                                            2003            2002            2003            2002
                                                      --------------- --------------- --------------- ---------------
Increase (Decrease) in Net Assets From
 Operations:
 Net investment income (loss) .......................  $   (257,590)   $   (176,467)    $   567,346    $     (27,906)
 Net realized gain (loss) on investments ............    (1,310,239)     (1,003,913)      3,058,497       (1,044,583)
 Change in unrealized appreciation (depreciation)
  of investments ....................................    13,841,648      (5,157,347)      2,328,609       (2,805,433)
                                                       ------------    ------------     -----------    -------------
 Net increase (decrease) in net assets from
  operations ........................................    12,273,819      (6,337,727)      5,954,452       (3,877,922)
                                                       ------------    ------------     -----------    -------------
Contractowners Transactions:
 Contributions and Transfers:
  Payments received from contractowners .............     6,996,384       7,576,610       3,040,273        1,183,965
  Transfers between funds including guaranteed
   interest account, net ............................    10,438,870      19,263,703      13,718,945        4,022,247
  Transfers for contract benefit and
   terminations .....................................    (2,177,635)     (1,008,742)       (814,903)        (136,302)
  Contract maintenance charges ......................       (21,979)         (4,406)         (6,591)            (825)
  Adjustments to net assets allocated to
   contracts in payout period .......................            --              --              --               --
                                                       ------------    ------------     -----------    -------------
Net increase (decrease) in net assets from
 contractowners transactions ........................    15,235,640      25,827,165      15,937,724        5,069,085
                                                       ------------    ------------     -----------    -------------
Net increase (decrease) in amount retained by
 Equitable Life in Separate Account A ...............        23,837       5,810,420          23,483        5,804,533
                                                       ------------    ------------     -----------    -------------
Increase (Decrease) in Net Assets ...................    27,533,296      25,299,858      21,915,659        6,995,696
Net Assets -- Beginning of Period ...................    25,522,098         222,240       7,217,936          222,240
                                                       ------------    ------------     -----------    -------------
Net Assets -- End of Period .........................  $ 53,055,394    $ 25,522,098     $29,133,595    $   7,217,936
                                                       ============    ============     ===========    =============
Changes in Units:
Unit Activity 0.74% to 1.49% Class A
Units Issued ........................................            --              --              --               --
Units Redeemed ......................................            --              --              --               --
                                                       ------------    ------------     -----------    -------------
Net Increase (Decrease) .............................            --              --              --               --
                                                       ------------    ------------     -----------    -------------
Unit Activity 0.50% to 1.45% Class B
Units Issued ........................................           272             351             995              182
Units Redeemed ......................................          (101)            (66)           (793)            (116)
                                                       ------------    ------------     -----------    -------------
Net Increase (Decrease) .............................           171             285             202               66
                                                       ------------    ------------     -----------    -------------



                                                             AXA Rosenberg VIT                    EQ/Alliance
                                                       Value Long/ Short Equity (i)               Common Stock
                                                      ------------------------------ --------------------------------------
                                                                   2003                     2003                2002
                                                      ------------------------------ ------------------ -------------------
Increase (Decrease) in Net Assets From
 Operations:
 Net investment income (loss) .......................            $   (784)             $   20,533,904    $     (51,147,458)
 Net realized gain (loss) on investments ............                (971)               (285,014,574)        (662,408,118)
 Change in unrealized appreciation (depreciation)
  of investments ....................................              (3,235)              1,777,857,612       (1,274,164,291)
                                                                 --------              --------------    -----------------
 Net increase (decrease) in net assets from
  operations ........................................              (4,990)              1,513,376,942       (1,987,719,867)
                                                                 --------              --------------    -----------------
Contractowners Transactions:
 Contributions and Transfers:
  Payments received from contractowners .............              61,831                 177,718,703          226,320,086
  Transfers between funds including guaranteed
   interest account, net ............................             338,842                 (49,794,691)        (507,880,564)
  Transfers for contract benefit and
   terminations .....................................                (220)               (376,523,856)        (481,916,512)
  Contract maintenance charges ......................                  --                  (3,463,860)          (3,902,443)
  Adjustments to net assets allocated to
   contracts in payout period .......................                  --                  (7,258,871)          14,201,665
                                                                 --------              --------------    -----------------
Net increase (decrease) in net assets from
 contractowners transactions ........................             400,453                (259,322,575)        (753,177,768)
                                                                 --------              --------------    -----------------
Net increase (decrease) in amount retained by
 Equitable Life in Separate Account A ...............                 785                   4,320,875          (15,181,529)
                                                                 --------              --------------    -----------------
Increase (Decrease) in Net Assets ...................             396,248               1,258,375,242       (2,756,079,164)
Net Assets -- Beginning of Period ...................                   -               3,328,887,420        6,084,966,584
                                                                 --------              --------------    -----------------
Net Assets -- End of Period .........................            $396,248              $4,587,262,662    $   3,328,887,420
                                                                 ========              ==============    =================
Changes in Units:
Unit Activity 0.74% to 1.49% Class A
Units Issued ........................................                  --                       2,423                2,406
Units Redeemed ......................................                  --                      (3,705)              (6,125)
                                                                 --------              --------------    -----------------
Net Increase (Decrease) .............................                  --                      (1,282)              (3,719)
                                                                 --------              --------------    -----------------
Unit Activity 0.50% to 1.45% Class B
Units Issued ........................................               1,004                         469                  360
Units Redeemed ......................................              (1,000)                       (288)                (424)
                                                                 --------              --------------    -----------------
Net Increase (Decrease) .............................                   4                         181                  (64)
                                                                 --------              --------------    -----------------

-------
The accompanying notes are an integral part of these financial statements.

                                     FSA-30

THE EQUITABLE LIFE ASSURANCE SOCIETY OF THE UNITED STATES
SEPARATE ACCOUNT A

STATEMENTS OF CHANGES IN NET ASSETS (Continued)

FOR THE YEARS ENDED DECEMBER 31,


                                                                  EQ/Alliance                          EQ/Alliance
                                                               Growth and Income           Intermediate Government Securities
                                                      ------------------------------------ -----------------------------------
                                                             2003               2002              2003              2002
                                                      ------------------ ----------------- ------------------ ----------------
Increase (Decrease) in Net Assets From
 Operations:
 Net investment income (loss) .......................   $      165,723    $        84,422    $  4,724,537      $   6,156,433
 Net realized gain (loss) on investments ............      (37,977,943)       (72,371,250)      1,521,251          3,031,928
 Change in unrealized appreciation (depreciation)
  of investments ....................................      271,830,900       (191,803,897)     (4,298,353)         1,474,710
                                                        --------------    ---------------    ------------      -------------
 Net increase (decrease) in net assets from
  operations ........................................      234,018,680       (264,090,725)      1,947,435         10,663,071
                                                        --------------    ---------------    ------------      -------------
Contractowners Transactions:
 Contributions and Transfers:
  Payments received from contractowners .............       81,313,450        111,186,585      27,134,424         31,156,303
  Transfers between funds including guaranteed
   interest account, net ............................      (22,624,020)       (60,053,641)    (24,621,610)        63,279,822
  Transfers for contract benefit and
   terminations .....................................      (96,884,768)      (113,286,192)    (24,904,850)       (22,619,817)
  Contract maintenance charges ......................         (905,627)          (885,231)       (147,584)           (92,317)
  Adjustments to net assets allocated to
   contracts in payout period .......................       (1,155,838)         1,358,734         (28,803)          (256,266)
                                                        --------------    ---------------    ------------      -------------
Net increase (decrease) in net assets from
 contractowners transactions ........................      (40,256,803)       (61,679,745)    (22,568,423)        71,467,725
                                                        --------------    ---------------    ------------      -------------
Net increase (decrease) in amount retained by
 Equitable Life in Separate Account A ...............        1,173,515         (1,355,756)         93,624             66,086
                                                        --------------    ---------------    ------------      -------------
Increase (Decrease) in Net Assets ...................      194,935,392       (327,126,226)    (20,527,364)        82,196,882
Net Assets -- Beginning of Period ...................      844,487,855      1,171,614,081     198,620,820        116,423,938
                                                        --------------    ---------------    ------------      -------------
Net Assets -- End of Period .........................   $1,039,423,247    $   844,487,855    $178,093,456      $ 198,620,820
                                                        ==============    ===============    ============      =============
Changes in Units:
Unit Activity 0.74% to 1.49% Class A
Units Issued ........................................              683              1,015             366                969
Units Redeemed ......................................             (889)            (1,390)           (507)              (616)
                                                        --------------    ---------------    ------------      -------------
Net Increase (Decrease) .............................             (206)              (375)           (141)               353
                                                        --------------    ---------------    ------------      -------------
Unit Activity 0.50% to 1.45% Class B
Units Issued ........................................              192                311             134                324
Units Redeemed ......................................             (151)              (219)           (142)              (165)
                                                        --------------    ---------------    ------------      -------------
Net Increase (Decrease) .............................               41                 92                (8)             159
                                                        --------------    ---------------    ---------------   -------------



                                                                 EQ/Alliance                       EQ/Alliance
                                                            International (f)(h)                  Premier Growth
                                                      --------------------------------- ----------------------------------
                                                            2003             2002             2003              2002
                                                      ---------------- ---------------- ---------------- -----------------
Increase (Decrease) in Net Assets From
 Operations:
 Net investment income (loss) .......................  $   3,352,239    $  (1,867,988)   $  (2,010,811)   $    (2,488,634)
 Net realized gain (loss) on investments ............      7,370,324       (8,044,561)     (21,868,256)       (58,521,649)
 Change in unrealized appreciation (depreciation)
  of investments ....................................    141,990,979      (13,550,930)      54,357,331        (17,093,865)
                                                       -------------    -------------    -------------    ---------------
 Net increase (decrease) in net assets from
  operations ........................................    152,713,542      (23,463,479)      30,478,264        (78,104,148)
                                                       -------------    -------------    -------------    ---------------
Contractowners Transactions:
 Contributions and Transfers:
  Payments received from contractowners .............     41,364,808       13,146,001       16,920,623         25,101,420
  Transfers between funds including guaranteed
   interest account, net ............................    (17,832,601)     407,063,253      (12,947,076)       (34,545,193)
  Transfers for contract benefit and
   terminations .....................................    (59,555,946)     (17,714,224)     (14,900,127)       (17,848,054)
  Contract maintenance charges ......................       (596,810)        (160,807)        (232,841)          (251,635)
  Adjustments to net assets allocated to
   contracts in payout period .......................       (274,374)        (569,972)              --                 --
                                                       -------------    -------------    -------------    ---------------
Net increase (decrease) in net assets from
 contractowners transactions ........................    (36,894,923)     401,764,251      (11,159,421)       (27,543,462)
                                                       -------------    -------------    -------------    ---------------
Net increase (decrease) in amount retained by
 Equitable Life in Separate Account A ...............        290,697        1,994,735           27,571             18,742
                                                       -------------    -------------    -------------    ---------------
Increase (Decrease) in Net Assets ...................    116,109,316      380,295,507       19,346,414       (105,628,868)
Net Assets -- Beginning of Period ...................    484,768,013      104,471,647      148,219,653        253,848,521
                                                       -------------    -------------    -------------    ---------------
Net Assets -- End of Period .........................  $ 600,877,329    $ 484,767,154    $ 167,566,067    $   148,219,653
                                                       =============    =============    =============    ===============
Changes in Units:
Unit Activity 0.74% to 1.49% Class A
Units Issued ........................................          1,007            5,598               --                 --
Units Redeemed ......................................         (1,478)          (1,142)              --                 --
                                                       -------------    -------------    -------------    ---------------
Net Increase (Decrease) .............................           (471)           4,456               --                 --
                                                       -------------    -------------    -------------    ---------------
Unit Activity 0.50% to 1.45% Class B
Units Issued ........................................            239              617              502              1,178
Units Redeemed ......................................           (185)            (242)            (719)            (1,686)
                                                       -------------    -------------    -------------    ---------------
Net Increase (Decrease) .............................             54              375             (217)              (508)
                                                       -------------    -------------    -------------    ---------------

-------
The accompanying notes are an integral part of these financial statements.

                                     FSA-31

THE EQUITABLE LIFE ASSURANCE SOCIETY OF THE UNITED STATES
SEPARATE ACCOUNT A

STATEMENTS OF CHANGES IN NET ASSETS (Continued)

FOR THE YEARS ENDED DECEMBER 31,


                                                          EQ/Alliance Quality Bond
                                                      ---------------------------------
                                                            2003             2002
                                                      ---------------- ----------------
Increase (Decrease) in Net Assets From
 Operations:
 Net investment income (loss) .......................  $   2,382,514    $   4,952,864
 Net realized gain (loss) on investments ............      2,932,212        1,477,325
 Change in unrealized appreciation (depreciation)
  of investments ....................................       (833,280)       5,479,502
                                                       -------------    -------------
 Net increase (decrease) in net assets from
  operations ........................................      4,481,446       11,909,691
                                                       -------------    -------------
Contractowners Transactions:
 Contributions and Transfers:
  Payments received from contractowners .............     20,867,412       27,082,888
  Transfers between funds including guaranteed
   interest account, net ............................    (18,328,802)      13,812,577
  Transfers for contract benefit and
   terminations .....................................    (24,900,008)     (24,883,388)
  Contract maintenance charges ......................       (153,249)        (118,427)
  Adjustments to net assets allocated to
   contracts in payout period .......................        (31,021)        (209,479)
                                                       -------------    -------------
Net increase (decrease) in net assets from
 contractowners transactions ........................    (22,545,668)      15,684,171
                                                       -------------    -------------
Net increase (decrease) in amount retained by
 Equitable Life in Separate Account A ...............         76,816          212,530
                                                       -------------    -------------
Increase (Decrease) in Net Assets ...................    (17,987,406)      27,806,392
Net Assets -- Beginning of Period ...................    197,468,754      169,662,362
                                                       -------------    -------------
Net Assets -- End of Period .........................  $ 179,481,348    $ 197,468,754
                                                       =============    =============
Changes in Units:
Unit Activity 0.74% to 1.49% Class A
Units Issued ........................................            419              563
Units Redeemed ......................................           (545)            (508)
                                                       -------------    -------------
Net Increase (Decrease) .............................           (126)              55
                                                       -------------    -------------
Unit Activity 0.50% to 1.45% Class B
Units Issued ........................................             82              146
Units Redeemed ......................................           (100)             (80)
                                                       -------------    -------------
Net Increase (Decrease) .............................            (18)              66
                                                       -------------    -------------



                                                       EQ/Alliance Small Cap Growth (d)   EQ/Bernstein Diversified Value
                                                      ---------------------------------- --------------------------------
                                                            2003              2002             2003             2002
                                                      ---------------- ----------------- ---------------- ---------------
Increase (Decrease) in Net Assets From
 Operations:
 Net investment income (loss) .......................  $  (3,563,813)   $    (3,672,879)  $     179,786    $     137,575
 Net realized gain (loss) on investments ............    (22,140,560)       (54,680,960)     (6,130,604)      (7,012,216)
 Change in unrealized appreciation (depreciation)
  of investments ....................................    118,188,788        (48,454,126)     59,043,729      (23,630,627)
                                                       -------------    ---------------   -------------    -------------
 Net increase (decrease) in net assets from
  operations ........................................     92,484,415       (106,807,965)     53,092,911      (30,505,268)
                                                       -------------    ---------------   -------------    -------------
Contractowners Transactions:
 Contributions and Transfers:
  Payments received from contractowners .............     34,731,063         39,674,054      32,785,628       30,884,003
  Transfers between funds including guaranteed
   interest account, net ............................     (2,444,737)        (9,853,209)     13,078,980       42,667,636
  Transfers for contract benefit and
   terminations .....................................    (26,827,788)       (26,018,418)    (23,217,477)     (17,957,867)
  Contract maintenance charges ......................       (351,131)          (321,997)       (182,128)        (122,987)
  Adjustments to net assets allocated to
   contracts in payout period .......................       (274,951)           242,179              --               --
                                                       -------------    ---------------   -------------    -------------
Net increase (decrease) in net assets from
 contractowners transactions ........................      4,832,456          3,722,609      22,465,003       55,470,785
                                                       -------------    ---------------   -------------    -------------
Net increase (decrease) in amount retained by
 Equitable Life in Separate Account A ...............        287,254           (226,495)         29,054          107,485
                                                       -------------    ---------------   -------------    -------------
Increase (Decrease) in Net Assets ...................     97,604,125       (103,311,851)     75,586,968       25,073,002
Net Assets -- Beginning of Period ...................    234,449,072        337,760,923     186,667,259      161,594,257
                                                       -------------    ---------------   -------------    -------------
Net Assets -- End of Period .........................  $ 332,053,197    $   234,449,072   $ 262,254,227    $ 186,667,259
                                                       =============    ===============   =============    =============
Changes in Units:
Unit Activity 0.74% to 1.49% Class A
Units Issued ........................................            798              1,054              --               --
Units Redeemed ......................................           (790)            (1,086)             --               --
                                                       -------------    ---------------   -------------    -------------
Net Increase (Decrease) .............................              8                (32)             --               --
                                                       -------------    ---------------   -------------    -------------
Unit Activity 0.50% to 1.45% Class B
Units Issued ........................................            171                175             838            1,381
Units Redeemed ......................................           (131)              (110)           (596)            (753)
                                                       -------------    ---------------   -------------    -------------
Net Increase (Decrease) .............................             40                 65             242              628
                                                       -------------    ---------------   -------------    -------------

-------
The accompanying notes are an integral part of these financial statements.

                                     FSA-32

THE EQUITABLE LIFE ASSURANCE SOCIETY OF THE UNITED STATES
SEPARATE ACCOUNT A

STATEMENTS OF CHANGES IN NET ASSETS (Continued)

FOR THE YEARS ENDED DECEMBER 31,


                                                                EQ/Calvert                     EQ/Capital
                                                           Socially Responsible          Guardian International
                                                      ------------------------------ ------------------------------
                                                           2003            2002            2003           2002
                                                      -------------- --------------- --------------- --------------
Increase (Decrease) in Net Assets From
 Operations:
 Net investment income (loss) .......................   $  (73,040)   $     (46,621)  $     45,201     $   26,814
 Net realized gain (loss) on investments ............     (238,314)        (689,076)       296,579       (353,475)
 Change in unrealized appreciation (depreciation)
  of investments ....................................    2,035,113         (873,936)     3,195,015       (128,044)
                                                        ----------    -------------   ------------     ----------
 Net increase (decrease) in net assets from
  operations ........................................    1,723,759       (1,609,633)     3,536,795       (454,705)
                                                        ----------    -------------   ------------     ----------
Contractowners Transactions:
 Contributions and Transfers:
  Payments received from contractowners .............    1,986,425        1,565,413      5,147,658      1,835,949
  Transfers between funds including guaranteed
   interest account, net ............................      757,831          626,167      7,498,587      4,231,787
  Transfers for contract benefit and
   terminations .....................................     (276,895)        (150,324)    (1,004,041)      (167,760)
  Contract maintenance charges ......................      (13,893)          (9,105)        (7,863)          (670)
  Adjustments to net assets allocated to
   contracts in payout period .......................           --               --             --             --
                                                        ----------    -------------   ------------     ----------
Net increase (decrease) in net assets from
 contractowners transactions ........................    2,453,468        2,032,151     11,634,341      5,899,306
                                                        ----------    -------------   ------------     ----------
Net increase (decrease) in amount retained by
 Equitable Life in Separate Account A ...............        5,226            2,747         21,818         16,289
                                                        ----------    -------------   ------------     ----------
Increase (Decrease) in Net Assets ...................    4,182,453          425,265     15,192,954      5,460,890
Net Assets -- Beginning of Period ...................    5,234,701        4,809,436      5,636,549        175,659
                                                        ----------    -------------   ------------     ----------
Net Assets -- End of Period .........................   $9,417,154    $   5,234,701   $ 20,829,503     $5,636,549
                                                        ==========    =============   ============     ==========
Changes in Units:
Unit Activity 0.74% to 1.49% Class A
Units Issued ........................................           --               --             --             --
Units Redeemed ......................................           --               --             --             --
                                                        ----------    -------------   ------------     ----------
Net Increase (Decrease) .............................           --               --             --             --
                                                        ----------    -------------   ------------     ----------
Unit Activity 0.50% to 1.45% Class B
Units Issued ........................................           63               66            198            169
Units Redeemed ......................................          (28)             (38)           (50)           (89)
                                                        ----------    -------------   ------------     ----------
Net Increase (Decrease) .............................           35               28            148             80
                                                        ----------    -------------   ------------     ----------



                                                                 EQ/Capital                       EQ/Capital
                                                            Guardian Research (e)          Guardian U.S. Equity (c)
                                                      --------------------------------- ------------------------------
                                                            2003             2002             2003           2002
                                                      ---------------- ---------------- --------------- --------------
Increase (Decrease) in Net Assets From
 Operations:
 Net investment income (loss) .......................  $  (1,145,789)   $    (125,461)   $   (499,278)   $   (171,222)
 Net realized gain (loss) on investments ............       (146,579)      (1,890,703)      2,144,974      (4,417,250)
 Change in unrealized appreciation (depreciation)
  of investments ....................................     35,404,063       (9,232,906)     14,446,538        (841,593)
                                                       -------------    -------------    ------------    ------------
 Net increase (decrease) in net assets from
  operations ........................................     34,111,695      (11,249,070)     16,092,234      (5,430,065)
                                                       -------------    -------------    ------------    ------------
Contractowners Transactions:
 Contributions and Transfers:
  Payments received from contractowners .............     13,268,474        5,999,501      11,573,511       6,095,097
  Transfers between funds including guaranteed
   interest account, net ............................       (717,205)     108,860,115      19,122,772      24,179,235
  Transfers for contract benefit and
   terminations .....................................    (13,166,687)      (2,532,827)     (5,067,391)     (1,766,913)
  Contract maintenance charges ......................       (151,851)         (25,030)        (37,417)        (13,852)
  Adjustments to net assets allocated to
   contracts in payout period .......................             --               --              --              --
                                                       -------------    -------------    ------------    ------------
Net increase (decrease) in net assets from
 contractowners transactions ........................       (767,269)     112,301,759      25,591,475      28,493,567
                                                       -------------    -------------    ------------    ------------
Net increase (decrease) in amount retained by
 Equitable Life in Separate Account A ...............         34,509          (15,538)         26,638          32,224
                                                       -------------    -------------    ------------    ------------
Increase (Decrease) in Net Assets ...................     33,378,935      101,037,151      41,710,347      23,095,726
Net Assets -- Beginning of Period ...................    115,960,266       14,923,115      35,915,581      12,819,855
                                                       -------------    -------------    ------------    ------------
Net Assets -- End of Period .........................  $ 149,339,201    $ 115,960,266    $ 77,625,928    $ 35,915,581
                                                       =============    =============    ============    ============
Changes in Units:
Unit Activity 0.74% to 1.49% Class A
Units Issued ........................................             --               --              --              --
Units Redeemed ......................................             --               --              --              --
                                                       -------------    -------------    ------------    ------------
Net Increase (Decrease) .............................             --               --              --              --
                                                       -------------    -------------    ------------    ------------
Unit Activity 0.50% to 1.45% Class B
Units Issued ........................................            273            1,389             450             424
Units Redeemed ......................................           (285)             (83)           (162)            (78)
                                                       -------------    -------------    ------------    ------------
Net Increase (Decrease) .............................            (12)           1,306             288             346
                                                       -------------    -------------    ------------    ------------

-------
The accompanying notes are an integral part of these financial statements.

                                     FSA-33

THE EQUITABLE LIFE ASSURANCE SOCIETY OF THE UNITED STATES
SEPARATE ACCOUNT A

STATEMENTS OF CHANGES IN NET ASSETS (Continued)

FOR THE YEARS ENDED DECEMBER 31,


                                                         EQ/Emerging Markets Equity            EQ/Equity 500 Index
                                                      --------------------------------- ----------------------------------
                                                            2003             2002             2003              2002
                                                      ---------------- ---------------- ---------------- -----------------
Increase (Decrease) in Net Assets From
 Operations:
 Net investment income (loss) .......................   $   (320,913)   $     (877,395)  $   1,779,697    $    (2,398,571)
 Net realized gain (loss) on investments ............        855,382         7,694,999     (51,099,557)       (98,038,778)
 Change in unrealized appreciation (depreciation)
  of investments ....................................     31,969,008       (12,302,551)    255,989,973       (163,996,604)
                                                        ------------    --------------   -------------    ---------------
 Net increase (decrease) in net assets from
  operations ........................................     32,503,477        (5,484,947)    206,670,113       (264,433,953)
                                                        ------------    --------------   -------------    ---------------
Contractowners Transactions:
 Contributions and Transfers:
  Payments received from contractowners .............      8,737,179         7,889,296      82,210,678         93,597,005
  Transfers between funds including guaranteed
   interest account, net ............................      7,546,303         3,403,358     (11,024,081)       (79,023,238)
  Transfers for contract benefit and
   terminations .....................................     (7,589,979)       (6,690,542)    (87,515,398)      (108,157,150)
  Contract maintenance charges ......................        (89,491)          (82,728)       (936,707)          (971,306)
  Adjustments to net assets allocated to
   contracts in payout period .......................             --                --        (679,115)         1,709,857
                                                        ------------    --------------   -------------    ---------------
Net increase (decrease) in net assets from
 contractowners transactions ........................      8,604,012         4,519,384     (17,944,623)       (92,844,832)
                                                        ------------    --------------   -------------    ---------------
Net increase (decrease) in amount retained by
 Equitable Life in Separate Account A ...............         38,192            38,148         700,957         (1,699,984)
                                                        ------------    --------------   -------------    ---------------
Increase (Decrease) in Net Assets ...................     41,145,681          (927,415)    189,426,447       (358,978,769)
Net Assets -- Beginning of Period ...................     60,713,383        61,640,798     803,090,365      1,162,069,134
                                                        ------------    --------------   -------------    ---------------
Net Assets -- End of Period .........................   $101,859,064    $   60,713,383   $ 992,516,812    $   803,090,365
                                                        ============    ==============   =============    ===============
Changes in Units:
Unit Activity 0.74% to 1.49% Class A
Units Issued ........................................             --                --             813              1,099
Units Redeemed ......................................             --                --            (940)            (1,608)
                                                        ------------    --------------   -------------    ---------------
Net Increase (Decrease) .............................             --                --            (127)              (509)
                                                        ------------    --------------   -------------    ---------------
Unit Activity 0.50% to 1.45% Class B
Units Issued ........................................            855             1,459             347                456
Units Redeemed ......................................           (771)           (1,402)           (248)              (328)
                                                        ------------    --------------   -------------    ---------------
Net Increase (Decrease) .............................             84                57              99                128
                                                        ------------    --------------   -------------    ---------------



                                                            EQ/Evergreen Omega                  EQ/FI Mid Cap
                                                      ------------------------------- ---------------------------------
                                                            2003            2002            2003             2002
                                                      --------------- --------------- ---------------- ----------------
Increase (Decrease) in Net Assets From
 Operations:
 Net investment income (loss) .......................  $    (91,081)   $     (52,589)   $ (1,331,724)   $     (848,509)
 Net realized gain (loss) on investments ............       175,055         (718,019)        (64,122)       (4,471,266)
 Change in unrealized appreciation (depreciation)
  of investments ....................................     2,158,892         (380,554)     40,267,573        (9,090,561)
                                                       ------------    -------------    ------------    --------------
 Net increase (decrease) in net assets from
  operations ........................................     2,242,866       (1,151,162)     38,871,727       (14,410,336)
                                                       ------------    -------------    ------------    --------------
Contractowners Transactions:
 Contributions and Transfers:
  Payments received from contractowners .............     2,452,601        1,093,246      27,200,788        20,726,956
  Transfers between funds including guaranteed
   interest account, net ............................     5,011,101        1,150,127      23,671,595        19,206,255
  Transfers for contract benefit and
   terminations .....................................    (1,148,746)        (287,614)     (8,646,318)       (4,385,155)
  Contract maintenance charges ......................        (8,368)          (5,000)       (104,852)          (56,118)
  Adjustments to net assets allocated to
   contracts in payout period .......................            --               --              --                --
                                                       ------------    -------------    ------------    --------------
Net increase (decrease) in net assets from
 contractowners transactions ........................     6,306,588        1,950,759      42,121,213        35,491,938
                                                       ------------    -------------    ------------    --------------
Net increase (decrease) in amount retained by
 Equitable Life in Separate Account A ...............        15,794           19,453          14,362             7,886
                                                       ------------    -------------    ------------    --------------
Increase (Decrease) in Net Assets ...................     8,565,248          819,050      81,007,302        21,089,488
Net Assets -- Beginning of Period ...................     4,474,756        3,655,706      73,085,531        51,996,043
                                                       ------------    -------------    ------------    --------------
Net Assets -- End of Period .........................  $ 13,040,004    $   4,474,756    $154,092,833    $   73,085,531
                                                       ============    =============    ============    ==============
Changes in Units:
Unit Activity 0.74% to 1.49% Class A
Units Issued ........................................            --               --              --                --
Units Redeemed ......................................            --               --              --                --
                                                       ------------    -------------    ------------    --------------
Net Increase (Decrease) .............................            --               --              --                --
                                                       ------------    -------------    ------------    --------------
Unit Activity 0.50% to 1.45% Class B
Units Issued ........................................           133               74             863               720
Units Redeemed ......................................           (44)             (42)           (347)             (278)
                                                       ------------    -------------    ------------    --------------
Net Increase (Decrease) .............................            89               32             516               442
                                                       ------------    -------------    ------------    --------------

-------
The accompanying notes are an integral part of these financial statements.

                                     FSA-34

THE EQUITABLE LIFE ASSURANCE SOCIETY OF THE UNITED STATES
SEPARATE ACCOUNT A

STATEMENTS OF CHANGES IN NET ASSETS (Continued)

FOR THE YEARS ENDED DECEMBER 31,


                                                          EQ/FI Small/Mid Cap Value      EQ/J.P. Morgan Core Bond (a)
                                                      --------------------------------- -------------------------------
                                                            2003             2002             2003            2002
                                                      ---------------- ---------------- --------------- ---------------
Increase (Decrease) in Net Assets From
 Operations:
 Net investment income (loss) .......................  $  (2,212,782)   $  (1,566,519)   $  1,107,340    $  1,145,187
 Net realized gain (loss) on investments ............     (2,524,038)      (1,870,431)          1,217         427,282
 Change in unrealized appreciation (depreciation)
  of investments ....................................     75,451,507      (38,052,701)       (305,142)       (546,972)
                                                       -------------    -------------    ------------    ------------
 Net increase (decrease) in net assets from
  operations ........................................     70,714,687      (41,489,651)        803,415       1,025,497
                                                       -------------    -------------    ------------    ------------
Contractowners Transactions:
 Contributions and Transfers:
  Payments received from contractowners .............     42,926,343       48,938,959      15,984,609       6,956,066
  Transfers between funds including guaranteed
   interest account, net ............................       (959,120)      59,679,873       7,576,883      24,248,552
  Transfers for contract benefit and
   terminations .....................................    (23,269,888)     (19,024,622)     (4,148,025)     (1,100,084)
  Contract maintenance charges ......................       (307,969)        (194,282)        (31,779)         (4,058)
  Adjustments to net assets allocated to
   contracts in payout period .......................             --               --              --              --
                                                       -------------    -------------    ------------    ------------
Net increase (decrease) in net assets from
 contractowners transactions ........................     18,389,366       89,399,928      19,381,688      30,100,476
                                                       -------------    -------------    ------------    ------------
Net increase (decrease) in amount retained by
 Equitable Life in Separate Account A ...............         21,177           22,843           8,003          17,973
                                                       -------------    -------------    ------------    ------------
Increase (Decrease) in Net Assets ...................     89,125,230       47,933,120      20,193,106      31,143,946
Net Assets -- Beginning of Period ...................    214,248,593      166,315,473      31,143,946              --
                                                       -------------    -------------    ------------    ------------
Net Assets -- End of Period .........................  $ 303,373,823    $ 214,248,593    $ 51,337,052    $ 31,143,946
                                                       =============    =============    ============    ============
Changes in Units:
Unit Activity 0.74% to 1.49% Class A
Units Issued ........................................             --               --              --              --
Units Redeemed ......................................             --               --              --              --
                                                       -------------    -------------    ------------    ------------
Net Increase (Decrease) .............................             --               --              --              --
                                                       -------------    -------------    ------------    ------------
Unit Activity 0.50% to 1.45% Class B
Units Issued ........................................            810            1,834             477             374
Units Redeemed ......................................           (629)          (1,016)           (300)            (83)
                                                       -------------    -------------    ------------    ------------
Net Increase (Decrease) .............................            181              818             177             291
                                                       -------------    -------------    ------------    ------------



                                                         EQ/Janus Large Cap Growth        EQ/Lazard Small Cap Value
                                                      -------------------------------- -------------------------------
                                                            2003            2002             2003            2002
                                                      --------------- ---------------- --------------- ---------------
Increase (Decrease) in Net Assets From
 Operations:
 Net investment income (loss) .......................  $   (604,183)   $     (531,787)  $    (93,500)   $    (60,850)
 Net realized gain (loss) on investments ............    (4,961,997)       (7,698,976)       599,085      (2,307,770)
 Change in unrealized appreciation (depreciation)
  of investments ....................................    15,708,768        (7,480,177)    17,581,151      (2,435,246)
                                                       ------------    --------------   ------------    ------------
 Net increase (decrease) in net assets from
  operations ........................................    10,142,588       (15,710,940)    18,086,736      (4,803,866)
                                                       ------------    --------------   ------------    ------------
Contractowners Transactions:
 Contributions and Transfers:
  Payments received from contractowners .............    10,793,138        13,559,655     17,045,148       7,874,844
  Transfers between funds including guaranteed
   interest account, net ............................      (830,840)          191,954     20,429,757      31,390,785
  Transfers for contract benefit and
   terminations .....................................    (3,387,613)       (2,891,241)    (4,922,128)     (1,543,731)
  Contract maintenance charges ......................       (83,509)          (64,028)       (45,232)         (6,987)
  Adjustments to net assets allocated to
   contracts in payout period .......................            --                --             --              --
                                                       ------------    --------------   ------------    ------------
Net increase (decrease) in net assets from
 contractowners transactions ........................     6,491,176        10,796,340     32,507,545      37,714,911
                                                       ------------    --------------   ------------    ------------
Net increase (decrease) in amount retained by
 Equitable Life in Separate Account A ...............        10,559             7,020         27,698          34,676
                                                       ------------    --------------   ------------    ------------
Increase (Decrease) in Net Assets ...................    16,644,323        (4,907,580)    50,621,979      32,945,721
Net Assets -- Beginning of Period ...................    37,984,615        42,892,195     33,655,620         709,899
                                                       ------------    --------------   ------------    ------------
Net Assets -- End of Period .........................  $ 54,628,938    $   37,984,615   $ 84,277,599    $ 33,655,620
                                                       ============    ==============   ============    ============
Changes in Units:
Unit Activity 0.74% to 1.49% Class A
Units Issued ........................................            --                --             --              --
Units Redeemed ......................................            --                --             --              --
                                                       ------------    --------------   ------------    ------------
Net Increase (Decrease) .............................            --                --             --              --
                                                       ------------    --------------   ------------    ------------
Unit Activity 0.50% to 1.45% Class B
Units Issued ........................................           357               448            426             436
Units Redeemed ......................................          (221)             (254)          (167)           (138)
                                                       ------------    --------------   ------------    ------------
Net Increase (Decrease) .............................           136               194            259             298
                                                       ------------    --------------   ------------    ------------

-------
The accompanying notes are an integral part of these financial statements.

                                     FSA-35

THE EQUITABLE LIFE ASSURANCE SOCIETY OF THE UNITED STATES
SEPARATE ACCOUNT A

STATEMENTS OF CHANGES IN NET ASSETS (Continued)

FOR THE YEARS ENDED DECEMBER 31,


                                                                                                  EQ/Mercury
                                                              EQ/Marsico Focus                Basic Value Equity
                                                      -------------------------------- ---------------------------------
                                                            2003             2002            2003             2002
                                                      ---------------- --------------- ---------------- ----------------
Increase (Decrease) in Net Assets From
 Operations:
 Net investment income (loss) .......................   $ (1,155,920)   $   (236,218)   $  (1,832,809)   $    (390,897)
 Net realized gain (loss) on investments ............      3,291,615        (592,429)      (8,486,750)     (12,087,232)
 Change in unrealized appreciation (depreciation)
  of investments ....................................     18,646,290      (2,069,738)      76,274,559      (33,904,718)
                                                        ------------    ------------    -------------    -------------
 Net increase (decrease) in net assets from
  operations ........................................     20,781,985      (2,898,385)      65,955,000      (46,382,847)
                                                        ------------    ------------    -------------    -------------
Contractowners Transactions:
 Contributions and Transfers:
  Payments received from contractowners .............     26,962,649       7,927,546       33,529,819       38,158,747
  Transfers between funds including guaranteed
   interest account, net ............................     42,381,723      35,126,769        2,717,959       36,092,469
  Transfers for contract benefit and
   terminations .....................................     (6,364,885)     (2,523,076)     (23,926,176)     (19,745,219)
  Contract maintenance charges ......................        (62,313)         (7,025)        (243,980)        (189,480)
  Adjustments to net assets allocated to
   contracts in payout period .......................             --              --               --               --
                                                        ------------    ------------    -------------    -------------
Net increase (decrease) in net assets from
 contractowners transactions ........................     62,917,174      40,524,214       12,077,622       54,316,517
                                                        ------------    ------------    -------------    -------------
Net increase (decrease) in amount retained by
 Equitable Life in Separate Account A ...............        131,033          33,384           16,622           14,874
                                                        ------------    ------------    -------------    -------------
Increase (Decrease) in Net Assets ...................     83,830,192      37,659,213       78,049,244        7,948,544
Net Assets -- Beginning of Period ...................     39,093,225       1,434,012      219,941,863      211,993,319
                                                        ------------    ------------    -------------    -------------
Net Assets -- End of Period .........................   $122,923,417    $ 39,093,225    $ 297,991,107    $ 219,941,863
                                                        ============    ============    =============    =============
Changes in Units:
Unit Activity 0.74% to 1.49% Class A
Units Issued ........................................             --              --               --               --
Units Redeemed ......................................             --              --               --               --
                                                        ------------    ------------    -------------    -------------
Net Increase (Decrease) .............................             --              --               --               --
                                                        ------------    ------------    -------------    -------------
Unit Activity 0.50% to 1.45% Class B
Units Issued ........................................          1,004             797              583              912
Units Redeemed ......................................           (400)           (388)            (500)            (560)
                                                        ------------    ------------    -------------    -------------
Net Increase (Decrease) .............................            604             409               83              352
                                                        ------------    ------------    -------------    -------------



                                                                 EQ/Mercury                      EQ/MFS Emerging
                                                           International Value (b)               Growth Companies
                                                      --------------------------------- ----------------------------------
                                                            2003             2002             2003              2002
                                                      ---------------- ---------------- ---------------- -----------------
Increase (Decrease) in Net Assets From
 Operations:
 Net investment income (loss) .......................   $  1,000,273    $     (187,097)  $  (4,412,964)   $    (5,438,852)
 Net realized gain (loss) on investments ............       (310,052)       (3,646,800)    (44,266,617)      (157,834,988)
 Change in unrealized appreciation (depreciation)
  of investments ....................................     23,200,475       (14,361,722)    129,351,039        (25,694,164)
                                                        ------------    --------------   -------------    ---------------
 Net increase (decrease) in net assets from
  operations ........................................     23,890,696       (18,195,619)     80,671,458       (188,968,004)
                                                        ------------    --------------   -------------    ---------------
Contractowners Transactions:
 Contributions and Transfers:
  Payments received from contractowners .............     15,288,303        10,300,428      32,509,471         49,414,946
  Transfers between funds including guaranteed
   interest account, net ............................     (3,203,561)       98,814,431     (25,288,527)       (75,717,193)
  Transfers for contract benefit and
   terminations .....................................     (9,508,426)       (5,596,085)    (30,289,304)       (39,323,917)
  Contract maintenance charges ......................       (106,408)          (65,819)       (545,022)          (626,035)
  Adjustments to net assets allocated to
   contracts in payout period .......................             --                --              --                 --
                                                        ------------    --------------   -------------    ---------------
Net increase (decrease) in net assets from
 contractowners transactions ........................      2,469,908       103,452,955     (23,613,382)       (66,252,199)
                                                        ------------    --------------   -------------    ---------------
Net increase (decrease) in amount retained by
 Equitable Life in Separate Account A ...............     23,230,743           103,411         (52,289)             9,270
                                                        ------------    --------------   -------------    ---------------
Increase (Decrease) in Net Assets ...................     26,390,872        85,360,747      57,005,787       (255,210,933)
Net Assets -- Beginning of Period ...................     86,517,171         1,156,424     307,045,938        562,256,871
                                                        ------------    --------------   -------------    ---------------
Net Assets -- End of Period .........................   $112,908,043    $   86,517,171   $ 364,051,725    $   307,045,938
                                                        ============    ==============   =============    ===============
Changes in Units:
Unit Activity 0.74% to 1.49% Class A
Units Issued ........................................             --                --              --                 --
Units Redeemed ......................................             --                --              --                 --
                                                        ------------    --------------   -------------    ---------------
Net Increase (Decrease) .............................             --                --              --                 --
                                                        ------------    --------------   -------------    ---------------
Unit Activity 0.50% to 1.45% Class B
Units Issued ........................................            438             1,475             498                756
Units Redeemed ......................................           (400)             (345)           (744)            (1,419)
                                                        ------------    --------------   -------------    ---------------
Net Increase (Decrease) .............................             38             1,130            (246)              (663)
                                                        ------------    --------------   -------------    ---------------

-------
The accompanying notes are an integral part of these financial statements.

                                     FSA-36

THE EQUITABLE LIFE ASSURANCE SOCIETY OF THE UNITED STATES
SEPARATE ACCOUNT A

STATEMENTS OF CHANGES IN NET ASSETS (Continued)

FOR THE YEARS ENDED DECEMBER 31,


                                                          EQ/MFS Investors Trust               EQ/Money Market
                                                      ------------------------------- ---------------------------------
                                                            2003            2002            2003             2002
                                                      --------------- --------------- ---------------- ----------------
Increase (Decrease) in Net Assets From
 Operations:
 Net investment income (loss) .......................  $    (76,937)   $    (70,396)   $    (922,848)   $      99,102
 Net realized gain (loss) on investments ............      (838,583)     (1,712,449)        (755,546)      (1,999,974)
 Change in unrealized appreciation (depreciation)
  of investments ....................................     3,578,200        (988,739)         853,365        2,188,244
                                                       ------------    ------------    -------------    -------------
 Net increase (decrease) in net assets from
  operations ........................................     2,662,680      (2,771,584)        (825,029)         287,372
                                                       ------------    ------------    -------------    -------------
Contractowners Transactions:
 Contributions and Transfers:
  Payments received from contractowners .............     2,131,741       2,063,160       31,318,933       55,990,116
  Transfers between funds including guaranteed
   interest account, net ............................     2,824,212       1,867,312      (38,034,668)         301,499
  Transfers for contract benefit and
   terminations .....................................    (1,216,431)     (1,042,458)     (46,530,761)     (68,555,046)
  Contract maintenance charges ......................       (13,973)        (12,495)        (171,142)        (173,013)
  Adjustments to net assets allocated to
   contracts in payout period .......................            --              --           63,124           26,608
                                                       ------------    ------------    -------------    -------------
Net increase (decrease) in net assets from
 contractowners transactions ........................     3,725,549       2,875,519      (53,354,514)     (12,409,836)
                                                       ------------    ------------    -------------    -------------
Net increase (decrease) in amount retained by
 Equitable Life in Separate Account A ...............        24,778          23,136          770,087          (19,764)
                                                       ------------    ------------    -------------    -------------
Increase (Decrease) in Net Assets ...................     6,413,007         127,071      (54,262,821)     (12,142,228)
Net Assets -- Beginning of Period ...................    11,034,958      10,907,887      196,381,924      208,524,152
                                                       ------------    ------------    -------------    -------------
Net Assets -- End of Period .........................  $ 17,447,965    $ 11,034,958    $ 142,119,103    $ 196,381,924
                                                       ============    ============    =============    =============
Changes in Units:
Unit Activity 0.74% to 1.49% Class A
Units Issued ........................................            --              --            1,309            4,068
Units Redeemed ......................................            --              --           (2,172)          (4,079)
                                                       ------------    ------------    -------------    -------------
Net Increase (Decrease) .............................            --              --             (863)             (11)
                                                       ------------    ------------    -------------    -------------
Unit Activity 0.50% to 1.45% Class B
Units Issued ........................................            94              97              238              582
Units Redeemed ......................................           (43)            (57)            (309)            (573)
                                                       ------------    ------------    -------------    -------------
Net Increase (Decrease) .............................            51              40              (71)               9
                                                       ------------    ------------    -------------    -------------



                                                      EQ/Putnam Growth & Income Value        EQ/Putnam Voyager
                                                      -------------------------------- -----------------------------
                                                            2003            2002            2003           2002
                                                      --------------- ---------------- -------------- --------------
Increase (Decrease) in Net Assets From
 Operations:
 Net investment income (loss) .......................  $     13,187    $      (10,651)   $  (33,507)    $   (9,373)
 Net realized gain (loss) on investments ............    (2,782,804)       (5,241,110)       45,259       (236,741)
 Change in unrealized appreciation (depreciation)
  of investments ....................................    15,475,600        (9,066,740)      618,396        (31,846)
                                                       ------------    --------------    ----------     ----------
 Net increase (decrease) in net assets from
  operations ........................................    12,705,983       (14,318,501)      630,148       (277,960)
                                                       ------------    --------------    ----------     ----------
Contractowners Transactions:
 Contributions and Transfers:
  Payments received from contractowners .............     5,722,836         6,972,160     1,083,884        861,582
  Transfers between funds including guaranteed
   interest account, net ............................    (2,607,862)       (3,502,050)      902,820        862,315
  Transfers for contract benefit and
   terminations .....................................    (6,666,003)       (7,352,637)     (317,133)      (128,828)
  Contract maintenance charges ......................       (65,133)          (64,795)       (2,850)          (398)
  Adjustments to net assets allocated to
   contracts in payout period .......................            --                --            --             --
                                                       ------------    --------------    ----------     ----------
Net increase (decrease) in net assets from
 contractowners transactions ........................    (3,616,162)       (3,947,322)    1,666,721      1,594,671
                                                       ------------    --------------    ----------     ----------
Net increase (decrease) in amount retained by
 Equitable Life in Separate Account A ...............    15,519,594            40,731       644,856         10,920
                                                       ------------    --------------    ----------     ----------
Increase (Decrease) in Net Assets ...................     9,133,815       (18,225,092)    2,323,329      1,327,631
Net Assets -- Beginning of Period ...................    52,944,047        71,169,139     1,745,861        418,230
                                                       ------------    --------------    ----------     ----------
Net Assets -- End of Period .........................  $ 62,077,862    $   52,944,047    $4,069,190     $1,745,861
                                                       ============    ==============    ==========     ==========
Changes in Units:
Unit Activity 0.74% to 1.49% Class A
Units Issued ........................................            --                --            --             --
Units Redeemed ......................................            --                --            --             --
                                                       ------------    --------------    ----------     ----------
Net Increase (Decrease) .............................            --                --            --             --
                                                       ------------    --------------    ----------     ----------
Unit Activity 0.50% to 1.45% Class B
Units Issued ........................................           116               146            54             44
Units Redeemed ......................................          (149)             (185)          (24)           (17)
                                                       ------------    --------------    ----------     ----------
Net Increase (Decrease) .............................           (33)              (39)           30             27
                                                       ------------    --------------    ----------     ----------

-------
The accompanying notes are an integral part of these financial statements.

                                     FSA-37

THE EQUITABLE LIFE ASSURANCE SOCIETY OF THE UNITED STATES
SEPARATE ACCOUNT A

STATEMENTS OF CHANGES IN NET ASSETS (Continued)

FOR THE YEARS ENDED DECEMBER 31,


                                                        EQ/Small Company Index (a)
                                                      -------------------------------
                                                            2003            2002
                                                      --------------- ---------------
Increase (Decrease) in Net Assets From
 Operations:
 Net investment income (loss) .......................  $   (164,941)   $      (9,653)
 Net realized gain (loss) on investments ............     2,607,592         (501,550)
 Change in unrealized appreciation (depreciation)
  of investments ....................................     4,933,391         (552,404)
                                                       ------------    -------------
 Net increase (decrease) in net assets from
  operations ........................................     7,376,042       (1,063,607)
                                                       ------------    -------------
Contractowners Transactions:
 Contributions and Transfers:
  Payments received from contractowners .............     8,896,381        2,765,036
  Transfers between funds including guaranteed
   interest account, net ............................    17,191,730        6,635,402
  Transfers for contract benefit and
   terminations .....................................    (1,176,622)        (212,966)
  Contract maintenance charges ......................       (15,023)          (1,070)
  Adjustments to net assets allocated to
   contracts in payout period .......................            --               --
                                                       ------------    -------------
Net increase (decrease) in net assets from
 contractowners transactions ........................    24,896,466        9,186,402
                                                       ------------    -------------
Net increase (decrease) in amount retained by
 Equitable Life in Separate Account A ...............     4,951,102           12,136
                                                       ------------    -------------
Increase (Decrease) in Net Assets ...................    32,290,219        8,134,931
Net Assets -- Beginning of Period ...................     8,134,931               --
                                                       ------------    -------------
Net Assets -- End of Period .........................  $ 40,425,150    $   8,134,931
                                                       ============    =============
Changes in Units:
Unit Activity 0.74% to 1.49% Class A
Units Issued ........................................            --               --
Units Redeemed ......................................            --               --
                                                       ------------    -------------
Net Increase (Decrease) .............................            --               --
                                                       ------------    -------------
Unit Activity 0.50% to 1.45% Class B
Units Issued ........................................           379              139
Units Redeemed ......................................          (134)             (40)
                                                       ------------    -------------
Net Increase (Decrease) .............................           245               99
                                                       ------------    -------------



                                                               EQ/Technology            U.S. Real Estate (i)
                                                      -------------------------------- ----------------------
                                                            2003            2002                2003
                                                      --------------- ---------------- ----------------------
Increase (Decrease) in Net Assets From
 Operations:
 Net investment income (loss) .......................  $   (965,354)   $  (1,045,562)        $  (2,600)
 Net realized gain (loss) on investments ............    (4,673,690)     (31,165,028)           10,239
 Change in unrealized appreciation (depreciation)
  of investments ....................................    31,346,241      (13,919,007)           51,153
                                                       ------------    -------------         ---------
 Net increase (decrease) in net assets from
  operations ........................................    25,707,197      (46,129,597)           58,792
                                                       ------------    -------------         ---------
Contractowners Transactions:
 Contributions and Transfers:
  Payments received from contractowners .............     9,797,016       13,189,832           388,228
  Transfers between funds including guaranteed
   interest account, net ............................      (149,770)      (6,693,614)        1,958,398
  Transfers for contract benefit and
   terminations .....................................    (7,445,275)      (6,355,161)             (286)
  Contract maintenance charges ......................      (113,938)        (107,603)               --
  Adjustments to net assets allocated to
   contracts in payout period .......................            --               --                --
                                                       ------------    -------------         ---------
Net increase (decrease) in net assets from
 contractowners transactions ........................     2,088,033           33,454         2,346,340
                                                       ------------    -------------         ---------
Net increase (decrease) in amount retained by
 Equitable Life in Separate Account A ...............        22,112           16,493            52,868
                                                       ------------    -------------         ---------
Increase (Decrease) in Net Assets ...................    27,817,342      (46,079,650)        2,406,847
Net Assets -- Beginning of Period ...................    61,308,956      107,388,606                --
                                                       ------------    -------------         ---------
Net Assets -- End of Period .........................  $ 89,126,298    $  61,308,956         $2,406,847
                                                       ============    =============         ==========
Changes in Units:
Unit Activity 0.74% to 1.49% Class A
Units Issued ........................................            --               --                --
Units Redeemed ......................................            --               --                --
                                                       ------------    -------------         ----------
Net Increase (Decrease) .............................            --               --                --
                                                       ------------    -------------         ----------
Unit Activity 0.50% to 1.45% Class B
Units Issued ........................................         2,095            2,134                25
Units Redeemed ......................................        (2,042)          (2,185)               (2)
                                                       ------------    -------------         ------------
Net Increase (Decrease) .............................           (53)             (51)               23
                                                       ------------    -------------         -----------

-------
The accompanying notes are an integral part of these financial statements.

                                     FSA-38

THE EQUITABLE LIFE ASSURANCE SOCIETY OF THE UNITED STATES
SEPARATE ACCOUNT A

STATEMENTS OF CHANGES IN NET ASSETS (Concluded)

FOR THE YEARS ENDED DECEMBER 31,

-------

(a)  Commenced operations on January 14, 2002.

(b) A substitution of EQ/T. Rowe Price International Stock Portfolio for Mercury International Value Portfolio occurred on April 26, 2002 (See
     Note 5).

(c) A substitution of EQ/AXP New Dimensions Portfolio for EQ/Capital Guardian U.S. Equity Portfolio occurred on July 12, 2002 (See Note 5).

(d) A substitution of EQ/AXP Strategy Aggressive Portfolio for EQ/Alliance Small Cap Growth Portfolio occurred on July 12, 2002 (See Note 5).

(e) A substitution of EQ/MFS Research Portfolio for EQ/Capital Guardian Research Portfolio occurred on November 22, 2002 (See Note 5).

(f) A substitution of EQ/Alliance Global Portfolio for EQ/Alliance International Portfolio occurred on November 22, 2002 (See Note 5).

(g) A substitution of EQ/Alliance Growth Investors Portfolio for AXA Moderate Allocation Portfolio occurred on November 22, 2002 (See Note 5).

(h) A substitution of EQ/International Equity Index Portfolio for EQ/Alliance International Portfolio occurred on May 2, 2003 (See Note 5).

(i)  Commenced operations on October 20, 2003.



   The accompanying notes are an integral part of these financial statements.


                                     FSA-39

THE EQUITABLE LIFE ASSURANCE SOCIETY OF THE UNITED STATES
SEPARATE ACCOUNT A

NOTES TO FINANCIAL STATEMENTS

December 31, 2003


1. Organization

   The Equitable Life Assurance Society of the United States ("Equitable Life") Separate Account A ("the Account") is organized as a unit investment trust, a type of investment company, and is registered with the Securities and Exchange Commission under the Investment Company Act of 1940 (the "1940 Act"). The Account invests in shares of mutual funds of various investment trusts of EQ Advisors Trust ("EQAT"), AXA Premier VIP Trust ("VIP"), Barr Rosenberg Variable Insurance Trust, The Universal Institutional Funds, Inc. ("The Trusts"). EQAT commenced operations on May 1, 1997. VIP commenced operations on December 31, 2001. The Trusts are open-ended diversified investment management companies that sell shares of a portfolio ("Portfolio") of a mutual fund to separate accounts of insurance companies. Each Portfolio of the Trusts have separate investment objectives. These financial statements and notes are those of the Account.

   The Account consists of 48 variable investment options(1):

   o AXA Aggressive Allocation
   o AXA Conservative Allocation
   o AXA Conservative-Plus Allocation
   o AXA Moderate Allocation(2)
   o AXA Moderate-Plus Allocation
   o AXA Premier VIP Aggressive Equity(3)
   o AXA Premier VIP Core Bond
   o AXA Premier VIP Health Care
   o AXA Premier VIP High Yield(4)
   o AXA Premier VIP International Equity
   o AXA Premier VIP Large Cap Core Equity
   o AXA Premier VIP Large Cap Growth
   o AXA Premier VIP Large Cap Value
   o AXA Premier VIP Small/Mid Cap Growth
   o AXA Premier VIP Small/Mid Cap Value
   o AXA Premier VIP Technology
   o AXA Rosenberg VIT Value Long/Short Equity
   o EQ/Alliance Common Stock
   o EQ/Alliance Growth and Income
   o EQ/Alliance Intermediate Government Securities
   o EQ/Alliance International
   o EQ/Alliance Premier Growth
   o EQ/Alliance Quality Bond
   o EQ/Alliance Small Cap Growth
   o EQ/Bernstein Diversified Value
   o EQ/Calvert Socially Responsible
   o EQ/Capital Guardian International
   o EQ/Capital Guardian Research
   o EQ/Capital Guardian U.S. Equity
   o EQ/Emerging Markets Equity
   o EQ/Equity 500 Index
   o EQ/Evergreen Omega
   o EQ/FI Mid Cap
   o EQ/FI Small/Mid Cap Value
   o EQ/J.P. Morgan Core Bond
   o EQ/Janus Large Cap Growth
   o EQ/Lazard Small Cap Value
   o EQ/Marsico Focus
   o EQ/Mercury Basic Value Equity
   o EQ/Mercury International Value(8)
   o EQ/MFS Emerging Growth Companies
   o EQ/MFS Investors Trust
   o EQ/Money Market(5)
   o EQ/Putnam Growth & Income Value
   o EQ/Putnam Voyager(6)
   o EQ/Small Company Index
   o EQ/Technology(7)
   o U.S. Real Estate

----------
   (1) Effective May 18, 2001 the names of the investment options include EQ/.
   (2) Formerly known as EQ/Balanced.
   (3) Formerly known as EQ/Aggressive Stock.
   (4) Formerly known as EQ/High Yield.
   (5) Formerly known as EQ/Alliance Money Market.
   (6) Formerly known as EQ/Putnam Investors Growth.
   (7) Formerly known as EQ/Alliance Technology.
   (8) Formerly known as EQ/Putnam International Equity.

   Under applicable insurance law, the assets and liabilities of the Account are clearly identified and distinguished from Equitable Life's other assets and liabilities. All contracts are issued by Equitable Life. The assets of the Account are the property of Equitable Life. However, the portion of the Account's assets attributable to the Contracts will not be chargeable with liabilities arising out of any other business Equitable Life may conduct.

   The Account is used to fund benefits for variable annuities issued by Equitable Life including certain individual tax-favored variable annuity contracts (Old Contracts), individual non-qualified variable annuity contracts (EQUIPLAN Contracts), tax-favored and non-qualified certificates issued under group deferred variable annuity contracts and certain related individual contracts (EQUI-VEST Contracts), group deferred variable annuity contracts used to fund tax-qualified defined contribution plans (Momentum Contracts) and group variable annuity contracts used as a funding vehicle for employers who sponsor qualified defined contribution plans (Momentum Plus). All of these contracts and certificates are collectively referred to as the Contracts.

   The amount retained by Equitable Life in the Account arises principally from
   (1) contributions from Equitable Life, (2) mortality and expense risks, other expenses and financial accounting charges accumulated in the account, and (3) that portion, determined ratably, of the Account's investment results applicable to those assets in the Account in excess of the net assets for the Contracts. Amounts retained by Equitable Life are not subject to mortality expense risk charges, other expenses and financial accounting charges. Amounts retained by Equitable Life in the Account may be transferred at any time by Equitable Life to its General Account.


                                     FSA-40

THE EQUITABLE LIFE ASSURANCE SOCIETY OF THE UNITED STATES
SEPARATE ACCOUNT A

NOTES TO FINANCIAL STATEMENTS (Continued)

December 31, 2003


2. Significant Accounting Policies

   The accompanying financial statements are prepared in conformity with accounting principles generally accepted in the United States of America
   (GAAP). The preparation of financial statements in conformity with GAAP requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of revenues and expenses during the reporting period. Actual results could differ from those estimates.

   On December 29, 2003, The American Institute of Certified Public Accountants issued Statement of Position 03-05 "Financial Highlights of Separate
   Accounts: An Amendment to the Audit and Accounting Guide Audits of Investment Companies" which was effective for the December 31, 2003 financial statements. Adoption of the new requirements did not have a significant impact on the Account's financial position or results of operations.

   Investments are made in shares of The Trusts and are valued at the net asset values per share of the respective Portfolios. The net asset values are determined by The Trusts using the market or fair value of the underlying assets of the Portfolio less liabilities.

   Investment transactions are recorded by the Account on the trade date. Dividends and distributions of capital gains from The Trusts are automatically reinvested on the ex-dividend date. Realized gains and losses include (1) gains and losses on redemptions of the Trusts' shares (determined on the identified cost basis) and (2) The Trusts' distributions representing the net realized gains on The Trusts' investment transactions.

   Receivable/payable for policy-related transactions represents amounts due to/from Equitable Life's General Account predominately related to premiums, surrenders and death benefits.

   Payments received from contractowners represent participant contributions under EQUI-VEST Series 100 through 800, EQUI-VEST Vantage, Momentum, Momentum Plus (but exclude amounts allocated to the guaranteed interest account, reflected in the General Account) and participant contributions under other Contracts (Old Contracts, EQUIPLAN) reduced by applicable deductions, charges and state premium taxes. Payments received from contractowners also include amounts applied to purchase contracts in payout (annuitization) period. Contractowners may allocate amounts in their individual accounts to variable investment options, and/or to the guaranteed interest account, of Equitable Life's General Account, and fixed maturity option of Separate Account No. 48. Transfers between funds including the guaranteed interest account, net are amounts that participants have directed to be moved among investment options, including permitted transfers to and from the guaranteed interest account and fixed maturity option of Separate Account No. 48. The net assets of any variable investment option may not be less than the aggregate value of the Contractowner accounts allocated to that variable investment option. Additional assets are set aside in Equitable Life's General Account to provide for other policy benefits, as required by state insurance law. Equitable Life's General Account is subject to creditor rights.

   Transfers for contract benefits and terminations are payments to participants and beneficiaries made under the terms of the Contracts and amounts that participants have requested to be withdrawn and paid to them or applied to purchase annuities. Withdrawal charges, if applicable, are included in Transfers for contract benefits and terminations and represent deferred contingent withdrawal charges that apply to certain withdrawals under EQUI-VEST Series 100 through 800 Contracts, EQUI-VEST Vantage Momentum and Momentum Plus Contracts. Included in Contract maintenance charges are administrative charges, if applicable, that are deducted annually under EQUI-VEST Series 100 through 800 Contracts, EQUI-VEST Vantage, EQUIPLAN and Old Contracts and quarterly under Momentum and Momentum Plus.

   Net assets allocated to contracts in the payout period are computed according to the 1983a Individual Annuitant Mortality Table for business issued in 1994 and later and according to the 1969 ELAS Mortality Table for business issued prior to 1994. The assumed investment return is 3% to 5%, as regulated by the laws of various states. The mortality risk is fully borne by The Equitable Life Assurance Society and may result in additional amounts being transferred into the variable annuity account by The Equitable Life Assurance Society to cover greater longevity of annuitants than expected. Conversely, if amounts allocated exceed amounts required, transfers may be made to the insurance company.

   The operations of the Account are included in the federal income tax return of Equitable Life which is taxed as a life insurance company under the provisions of the Internal Revenue Code. No federal income tax based on net income or realized and unrealized capital gains is currently applicable to Contracts participating in the Account by reason of applicable provisions of the Internal Revenue Code and no federal income tax payable by Equitable Life is expected to affect the unit value of Contracts participating in the Account. Accordingly, no provision for income taxes is required. Equitable Life retains the right to charge for any federal income tax which is attributable to the Account if the law is changed.


                                     FSA-41

THE EQUITABLE LIFE ASSURANCE SOCIETY OF THE UNITED STATES
SEPARATE ACCOUNT A

NOTES TO FINANCIAL STATEMENTS (Continued)

December 31, 2003


3. Purchases and Sales of Investments

   The cost of purchases and proceeds from sales of investments for the year ended December 31, 2003 were as follows:

                                                            Purchases        Sales
                                                         -------------- --------------
AXA Aggressive Allocation ...........................      1,184,487        194,395
AXA Conservative Allocation .........................        965,074         23,684
AXA Conservative-Plus Allocation ....................      1,153,290        293,685
AXA Moderate Allocation .............................    134,569,347    254,899,070
AXA Moderate-Plus Allocation ........................      2,374,007         44,236
AXA Premier VIP Aggressive Equity ...................     45,971,035    143,627,527
AXA Premier VIP Core Bond ...........................     34,975,302     51,376,588
AXA Premier VIP Health Care .........................     19,072,167      9,512,419
AXA Premier VIP High Yield ..........................    140,896,997    115,611,716
AXA Premier VIP International Equity ................     17,991,210      9,258,146
AXA Premier VIP Large Cap Core Equity ...............      7,245,691      3,458,955
AXA Premier VIP Large Cap Growth ....................     18,437,139      9,468,583
AXA Premier VIP Large Cap Value .....................     17,390,340     12,186,183
AXA Premier VIP Small/Mid Cap Growth ................     33,085,295     10,795,602
AXA Premier VIP Small/Mid Cap Value .................     24,180,147      9,031,466
AXA Premier VIP Technology ..........................     73,984,585     57,456,032
AXA Rosenberg VIT Value Long/Short Equity ...........        918,383        517,928
EQ/Alliance Common Stock ............................    325,172,665    558,654,276
EQ/Alliance Growth and Income .......................    186,582,366    225,544,293
EQ/Alliance Immediate Government Securities .........     81,261,203     98,996,519
EQ/Alliance International ...........................    135,652,461    168,884,969
EQ/Alliance Premier Growth ..........................     26,153,339     39,295,998
EQ/Alliance Quality Bond ............................     82,929,487    102,508,316
EQ/Alliance Small Cap Growth ........................    107,587,305    106,030,935
EQ/Bernstein Diversified Value ......................     76,778,051     54,104,208
EQ/Calvert Socially Responsible .....................      4,407,487      2,021,834
EQ/Capital Guardian International ...................     15,691,460      3,990,099
EQ/Capital Guardian Research ........................    108,535,762    110,414,311
EQ/Capital Guardian U.S. Equity .....................     52,770,286     27,656,883
EQ/Emerging Markets Equity ..........................     62,443,121     54,121,831
EQ/Equity 500 Index .................................    209,844,250    225,307,903
EQ/Evergreen Omega ..................................      9,348,699      3,117,398
EQ/FI MidCap ........................................     69,998,524     29,282,476
EQ/FI Small/Mid Cap Value ...........................     82,490,103     66,292,342
EQ/JP Morgan Core Bond ..............................     53,638,210     33,141,179
EQ/Janus Large Cap Growth ...........................     17,203,616     11,306,064
EQ/Lazard Small Cap Value ...........................     54,466,553     21,868,716
EQ/Marsico Focus ....................................    104,745,920     42,923,056
EQ/Mercury Basic Value Equity .......................     86,389,645     76,128,210
EQ/Mercury International Value ......................    102,649,681     99,150,511
EQ/MFS Emerging Growth Companies ....................     48,320,303     76,327,218
EQ/MFS Investors Trust ..............................      6,898,076      3,224,687
EQ/Money Market .....................................     82,920,277    137,248,224
EQ/Putnam Growth & Income Value .....................     12,535,813     16,094,871
EQ/Putnam Voyager ...................................      3,188,103      1,528,429
EQ/Small Company Index ..............................     38,932,929     14,209,081
EQ/Technology .......................................     72,308,399     71,163,609
U.S Real Estate .....................................      2,619,733        274,278

                                     FSA-42

THE EQUITABLE LIFE ASSURANCE SOCIETY OF THE UNITED STATES
SEPARATE ACCOUNT A

NOTES TO FINANCIAL STATEMENTS (Continued)

December 31, 2003


4. Expenses and Related Party Transactions

   The assets in each variable investment option are invested in shares of a corresponding mutual fund portfolio of The Trusts. Shares are offered by The Trusts at net asset value. Shares in which the variable investment options are invested are in either one of two classes. Both classes are subject to fees for investment management and advisory services and other Trust expenses. One class of shares ("Class A shares") is not subject to distribution fees imposed pursuant to a distribution plan. The other class of shares ("Class B shares") is subject to distribution fees imposed under a distribution plan (herein, the "Rule 12b-1 Plans") adopted by the applicable Trust. The Rule 12b-1 Plans provide that The Trusts, on behalf of each variable portfolio, may charge annually up to 0.25% to 0.35% of the average daily net assets of a portfolio attributable to its Class B shares in respect of activities primarily intended to result in the sale of the Class B shares. These fees are reflected in the net asset value of the shares.

   Equitable Life serves as investment manager of EQAT and VIP. AXA Rosenberg Investment Management LLC serves as investment manager for the Barr Rosenberg Variable Insurance Trust -- AXA Rosenberg VIT Value Long/Short Equity Portfolio. Van Kampen (name under which Morgan Stanley Investment Management Inc. does business in certain situations) serves as investment manager for The Universal Institutional Funds, Inc. -- U.S. Real Estate Portfolio. Each investment manager receives management fees for services performed in its capacity as investment manager of The Trusts. Investment managers either oversee the activities of the investment advisors with respect to The Trusts and are responsible for retaining and discontinuing the services of those advisors or directly manage the Portfolios. Fees generally vary depending on net asset levels of individual portfolios and range from a low of 0.10% to a high of 1.50% of average daily net assets. Equitable Life as investment manager pays expenses for providing investment advisory services to the Portfolios, including the fees of the Advisors of each Portfolio. In addition, AXA Advisors, LLC ("AXA Advisors") an affiliate of Equitable Life, may also receive distribution fees under Rule 12b-1 Plans as described above.

   Alliance Capital Management L.P. ("Alliance") serves as an investment advisor for the EQ/Alliance Portfolios; EQ/Bernstein Diversified Value; EQ/Equity 500 Index, EQ/Money Market, and EQ/Small Company Index; as well as a portion of AXA Premier VIP Aggressive Equity, AXA Premier VIP High Yield, AXA Premier VIP International Equity, AXA Premier VIP Large Cap Core Equity, AXA Premier VIP Large Cap Growth, AXA Premier VIP Large Cap Value, AXA Premier VIP Small/Mid Cap Growth and AXA Premier VIP Technology. Alliance is a limited partnership which is indirectly majority-owned by Equitable Life and AXA Financial, Inc. (parent to Equitable Life).

   AXA Advisors is an affiliate of Equitable Life, and a distributor and principal underwriter of the Account. AXA Advisors is registered with the SEC as a broker-dealer and is a member of the National Association of Securities Dealers, Inc.

   The Contracts are sold by financial professionals who are registered representatives of AXA Advisors and licensed insurance agents of AXA Network, LLC or its subsidiaries (affiliates of Equitable Life). AXA Advisors receives commissions and other service-related payments under its Distribution Agreement with Equitable Life and its Networking Agreement with AXA Network.


5. Substitutions/Reorganizations

   Substitution transactions that occurred at the date indicated are shown below. For accounting purposes these transactions were treated as mergers and are considered tax-free exchanges.

--------------------------------------------------------------------------------
 May 2, 2003         Removed Portfolio        Surviving Portfolio
--------------------------------------------------------------------------------
                     EQ/International         EQ/Alliance
                     Equity Index Portfolio   International Portfolio
--------------------------------------------------------------------------------
Shares -- Class A          422,680                    400,175
Shares -- Class B          170,972                    164,209
Value -- Class A        $2,992,994               $  2,992,994
Value -- Class B        $1,210,652               $  1,210,652
Net Assets before       $4,203,646               $470,676,135
Net Assets after                --               $474,879,781
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
 November 22, 2003    Removed Portfolio    Surviving Portfolio
--------------------------------------------------------------------------------
                      EQ/MFS Research      EQ/Capital Guardian
                      Portfolio            Research Portfolio
--------------------------------------------------------------------------------
Shares -- Class B        11,534,415               11,596,436
Value -- Class B       $101,425,209             $101,425,209
--------------------------------------------------------------------------------

                                     FSA-43

THE EQUITABLE LIFE ASSURANCE SOCIETY OF THE UNITED STATES
SEPARATE ACCOUNT A

NOTES TO FINANCIAL STATEMENTS (Continued)

December 31, 2003


5. Substitutions/Reorganizations (Continued)

--------------------------------------------------------------------------------
 November 22, 2003    Removed Portfolio           Surviving Portfolio
--------------------------------------------------------------------------------
Net Assets before       $101,425,209                 $ 21,716,659
Net Assets after                                     $123,141,868
--------------------------------------------------------------------------------


--------------------------------------------------------------------------------
 November 22, 2002    Removed Portfolio           Surviving Portfolio
--------------------------------------------------------------------------------
                      EQ/Alliance Growth          AXA Moderate
                      Investors Portfolio         Allocation Portfolio
--------------------------------------------------------------------------------
Shares -- Class A        40,015,453                    43,086,116
Shares -- Class B         2,144,351                     2,317,626
Value -- Class A       $561,160,510                $  561,160,510
Value -- Class B       $ 29,974,946                $   29,974,946
Net Assets before      $591,135,456                $  875,859,713
Net Assets after                                   $1,466,995,169
--------------------------------------------------------------------------------
                      EQ/Alliance Global          EQ/Alliance International
                      Portfolio                   Portfolio
--------------------------------------------------------------------------------
Shares -- Class A        32,939,561                    52,552,174
Shares -- Class B         2,119,588                     3,396,377
Value -- Class A       $391,311,316                $  391,311,316
Value -- Class B       $ 24,938,608                $   24,938,608
Net Assets before      $416,249,924                $   15,715,850
Net Assets after                                   $  431,965,774
--------------------------------------------------------------------------------


--------------------------------------------------------------------------------
 July 12, 2002       Removed Portfolio             Surviving Portfolio
--------------------------------------------------------------------------------
                     EQ/AXP New Dimensions         EQ/Capital Guardian U.S.
                     Portfolio                     Equity Portfolio
--------------------------------------------------------------------------------
Shares -- Class B       1,635,108                       1,179,225
Value -- Class B      $ 9,459,915                    $  9,459,915
Net Assets before     $ 9,459,915                    $ 31,464,123
Net Assets after                                     $ 40,924,038
--------------------------------------------------------------------------------
                     EQ/AXP Strategy              EQ/Alliance Small
                     Aggressive Portfolio         Cap Growth Portfolio
--------------------------------------------------------------------------------
Shares -- Class A                                         491,412
Shares -- Class B       2,223,440                         195,761
Value -- Class A                                     $  4,756,193
Value -- Class B      $ 6,626,347                    $  1,870,154
Net Assets before     $ 6,626,347                    $258,064,902
Net Assets after                                     $264,691,249
--------------------------------------------------------------------------------


--------------------------------------------------------------------------------
 April 26, 2002      Removed Portfolio            Surviving Portfolio
--------------------------------------------------------------------------------
                     EQ/T. Rowe Price             EQ/Mercury International
                     International Portfolio      Value Portfolio
--------------------------------------------------------------------------------
Shares -- Class B      11,217,342                      9,003,526
Value -- Class B     $ 95,272,872                   $ 95,272,872
Net Assets before    $ 95,272,872                   $  2,953,401
Net Assets after                                    $ 98,226,273
--------------------------------------------------------------------------------

                                     FSA-44

THE EQUITABLE LIFE ASSURANCE SOCIETY OF THE UNITED STATES
SEPARATE ACCOUNT A

NOTES TO FINANCIAL STATEMENTS (Continued)

December 31, 2003


5. Substitutions/Reorganizations (Concluded)

   Reorganizations

   The EQ/Balanced Portfolio, a fund of EQAT, was merged into the AXA Moderate Allocation Portfolio, a fund of VIP, in a reorganization effective after the close of business on August 15, 2003. The effect of this is to convert the EQ/Balanced Portfolio into a "fund of funds" structure by investing in a combination of other portfolios that is selected select from 36 actively managed choices.

   The EQ/Aggressive Stock Portfolio, a fund of EQAT, was merged in the AXA Premier VIP Aggressive Equity Portfolio, a fund of VIP, in a reorganization effective after the close of business on August 15, 2003. The EQ/High Yield Portfolio, a fund of EQAT, was merged into the AXA Premier VIP High Yield Portfolio, a fund of VIP, in a reorganization effective after the close of business on August 15, 2003.


6. Asset Charges

   Charges are made directly against the net assets of the Account and are reflected daily in the computation of the unit values of the Contracts. Under the Contracts, Equitable Life charges the Account for the following charges:


                                                 Mortality and                     Financial
                                                 Expense Risks   Other Expenses   Accounting       Total
                                                --------------- ---------------- ------------ ---------------
Old Contracts
---------------------------------------------         0.58%           0.16%            --           0.74%
EQUIPLAN Contracts                                    0.58%           0.16%            --           0.74%
---------------------------------------------
EQUI-VEST Series 100/Momentum Contracts
---------------------------------------------
EQ/Money Market
EQ/Alliance Common Stock ....................         0.65%           0.60%            0.24%        1.49%(1)
All Other Funds .............................         0.50%           0.60%            0.24%        1.34%
EQUI-VEST Series 200
----------------------------------------------
EQ/Money Market
EQ/Alliance Common Stock ....................         1.15%           0.25%            --           1.40%
All Other Funds(2) ..........................         1.09%           0.25%            --           1.34%
EQUI-VEST Series 300 and Series 400 Contracts
----------------------------------------------
EQ/Money Market
EQ/Alliance Common Stock
AXA Premier VIP Aggressive Equity
AXA Moderate Allocation .....................         1.10%           0.25%            --           1.35%
All Other Funds(2) ..........................         1.10%           0.24%            --           1.34%
Momentum Plus Contracts                               1.10%           0.25%            --           1.35%
----------------------------------------------
EQUI-VEST Series 500 Contracts                        1.20%           0.25%            --           1.45%
----------------------------------------------
EQUI-VEST Series 600 and 800 Contracts                0.95%           0.25%            --           1.20%
----------------------------------------------
EQUI-VEST Vantage Contracts
----------------------------------------------
0.90 All Funds ..............................         0.90%             --             --           0.90%
0.70 All Funds ..............................         0.70%             --             --           0.70%
0.50 All Funds ..............................         0.50%             --             --           0.50%
EQUI-VEST Express Series 700 Contracts                0.70%           0.25%            --           0.95%
----------------------------------------------

(1) For EQUI-VEST(R) Series 100, total expenses are currently 1.40%.

(2) During 2003 and 2002, Equitable Life charged EQUI-VEST Series 300 and 400 Contracts 0.24% against the assets of the Trust for expenses, except as noted. This voluntary expense limitation discounted from 0.25% to 0.24% may be discontinued by Equitable Life at its discretion.


   The charges may be retained in the Account by Equitable Life and, to the extent retained, participate in the net investment results of the Trusts ratably with assets attributable to the Contracts. Under the terms of the Contracts, the aggregate of these asset charges and the charges of The Trusts for advisory fees and for direct operating expenses may not exceed a total effective annual rate of 1.75% for EQUI-VEST/Momentum Contracts for EQ/Money Market, EQ/Alliance Common Stock, AXA Premier VIP Aggressive Equity and AXA Moderate Allocation variable investment options and 1% of all portfolios of the Old Contracts and EQUIPLAN Contracts (the "Cap"). Fees for advisory services in excess of the Cap are refunded to the Funds from Equitable Life's General Account. Direct operating expenses in excess of the Cap are absorbed by amounts retained by Equitable Life in Separate Account A.


                                     FSA-45

THE EQUITABLE LIFE ASSURANCE SOCIETY OF THE UNITED STATES
SEPARATE ACCOUNT A

NOTES TO FINANCIAL STATEMENTS (Continued)

December 31, 2003


6. Asset Charges (Concluded)

   For EQUI-VEST(R) Series 200 and EQUI-VEST Vantage Contract the total Separate Account A annual expenses and total annual expenses of the Trust's fees, when added together, are not permitted to exceed 2.75% (except for AXA Premier VIP Aggressive Equity, AXA Moderate Allocation, EQ/Alliance Common Stock and EQ/Money Market Options in Equivest Series 200 which are not permitted to exceed 1.75%). Currently, this expense limitation has the effect of reducing the total expenses applicable to options funded by the AXA Premier VIP Health Care, AXA Premier VIP International Equity, AXA Premier VIP Small/Mid Cap Growth, AXA Premier VIP Small/Mid Cap Value, AXA Premier VIP Technology and EQ/Emerging Markets Equity portfolios. Fees for advisory services in excess of the cap are refunded to the Funds from Equitable Life's general account. Direct operating expenses in excess of the cap are absorbed by amounts retained by Equitable Life in Separate Account A.

   Included in the Contract maintenance charges line of the Statements of Changes in Net Assets are certain administrative charges which are deducted from the Contractowners account value.

   The table below lists all the fees charged by the Separate Account assessed as a redemption of units; the range presented represents the fees that are actually assessed. Actual amounts may vary or may be zero depending on the contract or Contractowner's account value.


                                            When charge
Charges                                     is deducted
------------------------------------ ------------------------
Charge for Trust expenses            Daily
Annual Administrative charge         Annual
Annual Policy fee                    Annual
Withdrawal Charge                    At time of transaction
Plan Loan charges                    At time of transaction
Annuity Payout option                At time of transaction
Charge for third-party transfer or   At time of transaction
exchange
Enhanced death benefit charge        Participation date
                                     anniversary



Charges                                                   Amount deducted                           How deducted
------------------------------------ --------------------------------------------------------- ----------------------
Charge for Trust expenses            Vary by portfolio                                         Unit value
Annual Administrative charge         $30 or during the first two contract years 2% of the      Unit liquidation from
                                     account value if less.                                    account value
Annual Policy fee                    Low - Depending on account value, lesser of $30           Unit liquidation from
                                     or .50% of account value plus the amount of any           account value
                                     active loan.
                                     High - Depending on account value, in Years 1 to          Unit liquidation from
                                     2 lesser of $30 or 2% of account value, thereafter        account value
                                     $ 30.
Withdrawal Charge                    6% of withdrawals or contributions made in the            Unit liquidation
                                     current and prior five participation years, whichever
                                     is less. Exceptions and limitations may eliminate or
                                     reduce the withdrawal charge.
Plan Loan charges                    $25 set-up fee and $6 quarterly recordkeeping fee         Unit liquidation
Annuity Payout option                $350 annuity administration fee                           Unit liquidation
Charge for third-party transfer or   $25                                                       Unit liquidation
exchange
Enhanced death benefit charge        0.15% of the account value                                Unit liquidation

                                     FSA-46

THE EQUITABLE LIFE ASSURANCE SOCIETY OF THE UNITED STATES
SEPARATE ACCOUNT A

NOTES TO FINANCIAL STATEMENTS (Continued)

December 31, 2003

7. Accumulation Unit Values

   Shown below is accumulation unit value information for units outstanding throughout the periods indicated:

                                                                                    Years Ended December 31,
                                                             -------------------------------------------------------------------
                                                               Units          Units           Net Assets   Investment     Total
                                                             Fair Value  Outstanding (000's)   (000's)    Income Ratio**  Return
                                                             ----------  -------------------   -------    --------------  ------
AXA Aggressive Allocation
-------------------------
             Unit Value 0.50% to 1.45%*
      2003   Lowest contract charge 0.50% Class B (q)          $109.38            --                 --           --        9.38%
             Highest contract charge 1.45% Class B (q)         $109.12            --                 --           --        9.12%
             All contract charges                                   --             9         $    1,003         0.70%         --
AXA Conservative Allocation
---------------------------
             Unit Value 0.50% to 1.45%*
      2003   Lowest contract charge 0.50% Class B (q)          $102.37            --                 --           --        2.37%
             Highest contract charge 1.45% Class B (q)         $102.13            --                 --           --        2.13%
             All contract charges                                   --             8         $      940         5.61%         --
AXA Conservative-Plus Allocation
--------------------------------
             Unit Value 0.50% to 1.45%*
      2003   Lowest contract charge 0.50% Class B (q)          $104.36            --                 --           --        4.36%
             Highest contract charge 1.45% Class B (q)         $104.11            --                 --           --        4.11%
             All contract charges                                   --             9         $      866         6.35%         --
AXA Moderate Allocation (h)(o)
------------------------------
             Unit Value 0.90% to 1.45%*
      2003   Lowest contract charge 0.90% Class A (r)          $163.61            --                 --           --       18.35%
             Highest contract charge 1.45% Class A             $113.45            --                 --           --       17.69%
             All contract charges                                   --        25,117         $1,607,776         2.41%         --
      2002   Lowest contract charge 1.34% Class A              $ 42.91            --                 --           --      (13.31)%
             Highest contract charge 1.45% Class A             $ 96.40            --                 --           --      (13.78)%
             All contract charges                                   --        27,370         $1,493,481         1.47%         --
      2001   Lowest contract charge 1.34% Class A              $ 49.61            --                 --           --       (2.91)%
             Highest contract charge 1.45% Class A             $111.81            --                 --           --       (3.27)%
             All contract charges                                   --        22,042         $1,285,472         2.61%         --
      2000   Lowest contract charge 1.34% Class A              $ 51.10            --                 --           --       (2.46)%
             Highest contract charge 1.45% Class A             $115.59            --                 --           --       (2.75)%
             All contract charges                                   --        22,230         $1,275,254         3.14%         --
      1999   Lowest contract charge 1.34% Class A              $ 52.39            --                 --           --       16.24%
             Highest contract charge 1.45% Class A             $118.86            --                 --           --       16.09%
             All contract charges                                   --        24,478         $1,436,827         2.75%         --
AXA Moderate Allocation (h)(o)
------------------------------
             Unit Value 0.50% to 1.20%*
      2003   Lowest contract charge 0.50% Class B (j)          $ 97.33            --                 --           --       18.55%
             Highest contract charge 1.20% Class B             $113.46            --                 --           --       17.71%
             All contract charges                                   --           750         $   82,998         2.41%         --
      2002   Lowest contract charge 0.50% Class B (j)          $ 82.10            --                 --           --      (12.38)%
             Highest contract charge 1.20% Class B             $ 96.39            --                 --           --      (13.78)%
             All contract charges                                   --           743         $   69,620         1.47%         --
      2001   Lowest contract charge 0.90% Class B (a)          $114.50            --                 --           --       (2.98)%
             Highest contract charge 1.20% Class B             $111.79            --                 --           --       (3.27)%
             All contract charges                                   --           445         $   48,578         2.61%         --
      2000   Lowest contract charge 0.90% Class B (a)          $118.02            --                 --           --       (2.46)%
             Highest contract charge 1.20% Class B             $115.59            --                 --           --       (2.75)%
             All contract charges                                   --           201         $   23,067         3.14%         --
      1999   Lowest contract charge 0.90% Class B (a)          $121.00            --                 --           --       21.00%
             Highest contract charge 1.20% Class B             $118.86            --                 --           --       16.09%
             All contract charges                                   --            78         $    9,389         2.75%         --
AXA Moderate-Plus Allocation
----------------------------
             Unit Value 0.50% to 1.45%*
      2003   Lowest contract charge 0.50% Class B (q)          $108.19            --                 --           --        8.19%
             Highest contract charge 1.45% Class B (q)         $107.93            --                 --           --        7.93%
             All contract charges                                   --            23         $    2,390         2.59%         --

                                     FSA-47

THE EQUITABLE LIFE ASSURANCE SOCIETY OF THE UNITED STATES
SEPARATE ACCOUNT A

NOTES TO FINANCIAL STATEMENTS (Continued)

December 31, 2003


7. Accumulation Unit Values (Continued)

   Shown below is accumulation unit value information for units outstanding throughout the periods indicated:

                                                                                    Years Ended December 31,
                                                             -------------------------------------------------------------------
                                                               Units          Units           Net Assets   Investment     Total
                                                             Fair Value  Outstanding (000's)   (000's)    Income Ratio**  Return
                                                             ----------  -------------------   -------    --------------  ------
AXA Premier VIP Aggressive Equity
---------------------------------
             Unit Value 0.90% to 1.45%*
      2003   Lowest contract charge 0.90% Class A (r)          $ 86.37            --                 --           --       36.83%
             Highest contract charge 1.45% Class A             $ 63.87            --                 --           --       35.87%
             All contract charges                                   --        15,363         $1,094,790           --          --
      2002   Lowest contract charge 1.34% Class A              $ 47.48            --                 --           --      (29.27)%
             Highest contract charge 1.45% Class A             $ 47.01            --                 --           --      (29.72)%
             All contract charges                                   --        16,813         $  881,555         0.01%         --
      2001   Lowest contract charge 1.34% Class A              $ 67.13            --                 --           --      (25.98)%
             Highest contract charge 1.45% Class A             $ 66.89            --                 --           --      (26.08)%
             All contract charges                                   --        19,670         $1,468,650         0.48%         --
      2000   Lowest contract charge 1.34% Class A              $ 90.70            --                 --           --      (14.10)%
             Highest contract charge 1.45% Class A             $ 90.49            --                 --           --      (14.38)%
             All contract charges                                   --        22,456         $2,277,731         0.35%         --
      1999   Lowest contract charge 1.34% Class A              $105.59            --                 --           --       17.42%
             Highest contract charge 1.45% Class A             $105.69            --                 --           --       17.11%
             All contract charges                                   --        26,033         $3,081,933         0.30%         --
AXA Premier VIP Aggressive Equity
---------------------------------
             Unit Value 0.50% to 1.20%*
      2003   Lowest contract charge 0.50% Class B (j)          $ 63.60            --                 --           --       36.83%
             Highest contract charge 1.20% Class B             $ 63.88            --                 --           --       35.88%
             All contract charges                                   --           187         $   11,762           --          --
      2002   Lowest contract charge 0.50% Class B (j)          $ 46.48            --                 --           --      (28.23)%
             Highest contract charge 1.20% Class B             $ 47.01            --                 --           --      (29.73)%
             All contract charges                                   --           159         $    7,308         0.01%         --
      2001   Lowest contract charge 0.90% Class B (a)          $ 67.82            --                 --           --      (25.85)%
             Highest contract charge 1.20% Class B             $ 66.90            --                 --           --      (26.08)%
             All contract charges                                   --           168         $   11,422         0.48%         --
      2000   Lowest contract charge 0.90% Class B (a)          $ 91.46            --                 --           --       14.12%
             Highest contract charge 1.20% Class B             $ 90.50            --                 --           --      (14.38)%
             All contract charges                                   --           225         $   20,650         0.35%         --
      1999   Lowest contract charge 0.90% Class B (a)          $106.50            --                 --           --       17.12%
             Highest contract charge 1.20% Class B             $105.70            --                 --           --        6.50%
             All contract charges                                   --           147         $   15,660         0.30%         --
AXA Premier VIP Core Bond
-------------------------
             Unit Value 0.50% to 1.45%*
      2003   Lowest contract charge 0.50% Class B (j)          $111.11            --                 --           --        3.22%
             Highest contract charge 1.45% Class B (j)         $109.00            --                 --           --        2.24%
             All contract charges                                   --           504         $   55,167         3.30%         --
      2002   Lowest contract charge 0.50% Class B (j)          $107.64            --                 --           --        5.44%
             Highest contract charge 1.45% Class B (j)         $106.61            --                 --           --        4.47%
             All contract charges                                   --           416         $   44,423        (6.03)%        --
AXA Premier VIP Health Care
---------------------------
             Unit Value 0.50% to 1.45%*
      2003   Lowest contract charge 0.50% Class B (j)          $101.56            --                 --           --       27.49%
             Highest contract charge 1.45% Class B (j)         $ 99.63            --                 --           --       26.13%
             All contract charges                                   --           234         $   23,369         1.21%         --
      2002   Lowest contract charge 0.50% Class B (j)          $ 79.66            --                 --           --      (19.49)%
             Highest contract charge 1.45% Class B (j)         $ 78.99            --                 --           --      (20.23)%
             All contract charges                                   --           129         $   10,225           --          --


                                     FSA-48

THE EQUITABLE LIFE ASSURANCE SOCIETY OF THE UNITED STATES
SEPARATE ACCOUNT A

NOTES TO FINANCIAL STATEMENTS (Continued)

December 31, 2003


7. Accumulation Unit Values (Continued)

   Shown below is accumulation unit value information for units outstanding throughout the periods indicated:

                                                                                     Years Ended December 31,
                                                             -------------------------------------------------------------------
                                                               Units          Units           Net Assets   Investment     Total
                                                             Fair Value  Outstanding (000's)   (000's)    Income Ratio**  Return
                                                             ----------  -------------------   -------    --------------  ------
AXA Premier VIP High Yield
--------------------------
             Unit Value 0.90% to 1.45%*
      2003   Lowest contract charge 0.90% Class A (r)          $130.87            --                 --           --       21.77%
             Highest contract charge 1.45% Class A             $ 88.34            --                 --           --       21.09%
             All contract charges                                   --           837           $125,598         5.83%         --
      2002   Lowest contract charge 1.34% Class A              $123.58            --                 --           --       (4.00)%
             Highest contract charge 1.45% Class A             $ 72.96            --                 --           --       (4.12)%
             All contract charges                                   --           764           $ 94,701         9.00%         --
      2001   Lowest contract charge 1.34% Class A              $128.74            --                 --           --       (0.41)%
             Highest contract charge 1.45% Class A             $ 76.09            --                 --           --       (0.52)%
             All contract charges                                   --           854           $110,339         9.64%         --
      2000   Lowest contract charge 1.34% Class A              $129.28            --                 --           --       (9.86)%
             Highest contract charge 1.45% Class A             $ 76.49            --                 --           --       (9.97)%
             All contract charges                                   --           899           $116,741         9.92%         --
      1999   Lowest contract charge 1.34% Class A              $143.43            --                 --           --       (4.64)%
             Highest contract charge 1.45% Class A             $ 84.96            --                 --           --       (4.75)%
             All contract charges                                   --         1,115           $160,655        10.52%         --
AXA Premier VIP High Yield
--------------------------
             Unit Value 0.50% to 1.20%*
      2003   Lowest contract charge 0.50% Class B (j)          $111.01            --                 --           --       21.94%
             Highest contract charge 1.20% Class B             $ 88.34            --                 --           --       21.08%
             All contract charges                                   --           243           $ 23,248         5.83%         --
      2002   Lowest contract charge 0.50% Class B (j)          $ 91.03            --                 --           --       (4.81)%
             Highest contract charge 1.20% Class B             $ 72.96            --                 --           --       (4.11)%
             All contract charges                                   --           136           $ 10,780         9.00%         --
      2001   Lowest contract charge 0.90% Class B (a)          $ 77.17            --                 --           --       (0.22)%
             Highest contract charge 1.20% Class B             $ 76.09            --                 --           --       (0.52)%
             All contract charges                                   --           101           $  8,364         9.64%         --
      2000   Lowest contract charge 0.90% Class B (a)          $ 77.34            --                 --           --       (9.71)%
             Highest contract charge 1.20% Class B             $ 76.49            --                 --           --       (9.98)%
             All contract charges                                   --            56           $  4,647         9.92%         --
      1999   Lowest contract charge 0.90% Class B (a)          $ 85.66            --                 --           --      (14.34)%
             Highest contract charge 1.20% Class B             $ 84.97            --                 --           --      (14.74)%
             All contract charges                                   --            14           $  1,250        10.52%         --
AXA Premier VIP International Equity
------------------------------------
             Unit Value 0.50% to 1.45%*
      2003   Lowest contract charge 0.50% Class B (j)          $105.24            --                 --           --       33.65%
             Highest contract charge 1.45% Class B (j)         $103.24            --                 --           --       32.39%
             All contract charges                                   --           225           $ 23,340         0.68%         --
      2002   Lowest contract charge 0.50% Class B (j)          $ 78.74            --                 --           --      (18.61)%
             Highest contract charge 1.45% Class B (j)         $ 77.98            --                 --           --      (19.36)%
             All contract charges                                   --           125           $  9,802           --          --
AXA Premier VIP Large Cap Core Equity
-------------------------------------
             Unit Value 0.50% to 1.45%*
      2003   Lowest contract charge 0.50% Class B (j)          $ 98.27            --                 --           --       27.49%
             Highest contract charge 1.45% Class B (j)         $ 96.40            --                 --           --       26.28%
             All contract charges                                   --           168           $ 16,352         0.16%         --
      2002   Lowest contract charge 0.50% Class B (j)          $ 77.08            --                 --           --      (22.63)%
             Highest contract charge 1.45% Class B (j)         $ 76.34            --                 --           --      (23.35)%
             All contract charges                                   --           124           $  9,465         0.36%         --
AXA Premier VIP Large Cap Growth
--------------------------------
             Unit Value 0.50% to 1.45%*
      2003   Lowest contract charge 0.50% Class B (j)          $ 88.96            --                 --           --       29.97%
             Highest contract charge 1.45% Class B (j)         $ 87.27            --                 --           --       28.74%
             All contract charges                                   --           320           $ 28,129           --          --

                                     FSA-49

THE EQUITABLE LIFE ASSURANCE SOCIETY OF THE UNITED STATES
SEPARATE ACCOUNT A

NOTES TO FINANCIAL STATEMENTS (Continued)

December 31, 2003

7. Accumulation Unit Values (Continued)

   Shown below is accumulation unit value information for units outstanding throughout the periods indicated:

                                                                                    Years Ended December 31,
                                                             -------------------------------------------------------------------
                                                               Units          Units           Net Assets   Investment     Total
                                                             Fair Value  Outstanding (000's)   (000's)    Income Ratio**  Return
                                                             ----------  -------------------   -------    --------------  ------
AXA Premier VIP Large Cap Growth
--------------------------------
      2002   Lowest contract charge 0.50% Class B (j)          $ 68.45            --                 --           --      (30.05)%
             Highest contract charge 1.45% Class B (j)         $ 67.79            --                 --           --      (30.70)%
             All contract charges                                   --           204          $   13,852          --          --
AXA Premier VIP Large Cap Value
-------------------------------
             Unit Value 0.50% to 1.45%*
      2003   Lowest contract charge 0.50% Class B (j)          $104.03            --                 --           --       30.43%
             Highest contract charge 1.45% Class B (j)         $102.05            --                 --           --       29.18%
             All contract charges                                   --           235          $   24,068        2.33%         --
      2002   Lowest contract charge 0.50% Class B (j)          $ 79.76            --                 --           --      (18.88)%
             Highest contract charge 1.45% Class B (j)         $ 79.00            --                 --           --      (19.62)%
             All contract charges                                   --           182          $   14,348        0.70%         --
AXA Premier VIP Small/Mid Cap Growth
------------------------------------
             Unit Value 0.50% to 1.45%*
      2003   Lowest contract charge 0.50% Class B (j)          $ 87.24            --                 --           --       39.52%
             Highest contract charge 1.45% Class B (j)         $ 85.59            --                 --           --       38.20%
             All contract charges                                   --           592          $   50,875        1.85%         --
      2002   Lowest contract charge 0.50% Class B (j)          $ 62.53            --                 --           --      (36.57)%
             Highest contract charge 1.45% Class B (j)         $ 61.93            --                 --           --      (37.15)%
             All contract charges                                   --           300          $   18,611          --          --
AXA Premier VIP Small/Mid Cap Value
-----------------------------------
             Unit Value 0.50% to 1.45%*
      2003   Lowest contract charge 0.50% Class B (j)          $103.99            --                 --           --       39.90%
             Highest contract charge 1.45% Class B (j)         $102.01            --                 --           --       38.56%
             All contract charges                                   --           456          $   46,680        0.76%         --
      2002   Lowest contract charge 0.50% Class B (j)          $ 74.33            --                 --           --      (23.60)%
             Highest contract charge 1.45% Class B (j)         $ 73.62            --                 --           --      (24.31)%
             All contract charges                                   --           285          $   21,008          --          --
AXA Premier VIP Technology
--------------------------
             Unit Value 0.50% to 1.45%*
      2003   Lowest contract charge 0.50% Class B (j)          $ 89.59            --                 --           --       56.84%
             Highest contract charge 1.45% Class B (j)         $ 87.89            --                 --           --       55.36%
             All contract charges                                   --           268          $   23,642        4.48%         --
      2002   Lowest contract charge 0.50% Class B (j)          $ 57.12            --                 --           --      (43.99)%
             Highest contract charge 1.45% Class B (j)         $ 56.57            --                 --           --      (44.51)%
             All contract charges                                   --            66          $    3,753          --          --
AXA Rosenberg VIT Value Long/Short Equity
-----------------------------------------
             Unit Value 0.50% to 1.45%*
      2003   Lowest contract charge 0.50% Class B (q)          $ 99.67            --                 --           --       (0.33)%
             Highest contract charge 1.45% Class B (q)         $ 99.43            --                 --           --       (0.57)%
             All contract charges                                   --             4          $      395          --          --
EQ/Alliance Common Stock
------------------------
             Unit Value 0.74% to 1.49%*
      2003   Lowest contract charge 0.74% Class A              $382.75            --                 --           --       49.21%
             Highest contract charge 1.49% Class A             $292.96            --                 --           --       48.08%
             All contract charges                                   --        16,027         $ 4,423,904        1.77%         --
      2002   Lowest contract charge 0.74% Class A              $256.52            --                 --           --      (33.51)%
             Highest contract charge 1.49% Class A             $197.84            --                 --           --      (34.01)%
             All contract charges                                   --        17,309         $3,226,657         0.05%         --
      2001   Lowest contract charge 0.74% Class A              $385.79            --                 --           --      (10.95)%
             Highest contract charge 1.49% Class A             $299.82            --                 --           --      (11.63)%
             All contract charges                                   --        21,028         $5,921,994         2.35%         --
      2000   Lowest contract charge 0.74% Class A              $433.23            --                 --           --      (14.48)%
             Highest contract charge 1.49% Class A             $339.28            --                 --           --      (15.12)%
             All contract charges                                   --        23,518         $7,485,320         0.61%         --

                                     FSA-50

THE EQUITABLE LIFE ASSURANCE SOCIETY OF THE UNITED STATES
SEPARATE ACCOUNT A

NOTES TO FINANCIAL STATEMENTS (Continued)

December 31, 2003


7. Accumulation Unit Values (Continued)

   Shown below is accumulation unit value information for units outstanding throughout the periods indicated:


                                                                                    Years Ended December 31,
                                                             -------------------------------------------------------------------
                                                               Units          Units           Net Assets   Investment     Total
                                                             Fair Value  Outstanding (000's)   (000's)    Income Ratio**  Return
                                                             ----------  -------------------   -------    --------------  ------
EQ/Alliance Common Stock
------------------------
      1999   Lowest contract charge 0.74% Class A              $506.59            --                 --           --       24.41%
             Highest contract charge 1.49% Class A             $399.74            --                 --           --       23.47%
             All contract charges                                   --        25,132         $9,427,745         0.59%         --
EQ/Alliance Common Stock
------------------------
             Unit Value 0.50% to 1.20%*
      2003   Lowest contract charge 0.50% Class B (j)          $ 78.66            --                 --           --       48.80%
             Highest contract charge 1.20% Class B             $ 92.29            --                 --           --       47.76%
             All contract charges                                   --         1,502         $  134,406         1.77%         --
      2002   Lowest contract charge 0.50% Class B (j)          $ 52.86            --                 --           --      (31.23)%
             Highest contract charge 1.20% Class B             $ 62.46            --                 --           --      (34.13)%
             All contract charges                                   --         1,321         $   79,564         0.05%         --
      2001   Lowest contract charge 0.90% Class B (a)          $ 97.85            --                 --           --      (11.53)%
             Highest contract charge 1.20% Class B             $ 94.83            --                 --           --      (11.82)%
             All contract charges                                   --         1,385         $  127,068         2.35%         --
      2000   Lowest contract charge 0.90% Class B (a)          $110.60            --                 --           --      (15.01)%
             Highest contract charge 1.20% Class B             $107.54            --                 --           --      (15.27)%
             All contract charges                                   --         1,222         $  128,180         0.35%         --
      1999   Lowest contract charge 0.90% Class B (a)          $130.14            --                 --           --       30.14%
             Highest contract charge 1.20% Class B             $126.92            --                 --           --       11.02%
             All contract charges                                   --           363         $   46,426         0.30%         --
EQ/Alliance Growth and Income
-----------------------------
             Unit Value 0.90% to 1.45%*
      2003   Lowest contract charge 0.90% Class A (r)          $219.38            --                 --           --       29.57%
             Highest contract charge 1.45% Class A             $125.78            --                 --           --       28.86%
             All contract charges                                   --         3,487         $  916,213         1.33%         --
      2002   Lowest contract charge 1.34% Class A              $204.07            --                 --           --      (22.12)%
             Highest contract charge 1.45% Class A             $ 97.61            --                 --           --      (22.21)%
             All contract charges                                   --         3,693         $  752,928         1.32%         --
      2001   Lowest contract charge 1.34% Class A              $262.05            --                 --           --       (2.62)%
             Highest contract charge 1.45% Class A             $125.48            --                 --           --       (2.73)%
             All contract charges                                   --         4,068         $1,065,247         0.99%         --
      2000   Lowest contract charge 1.34% Class A              $269.09            --                 --           --        7.50%
             Highest contract charge 1.45% Class A             $129.00            --                 --           --        7.38%
             All contract charges                                   --         3,657         $  983,264         0.91%         --
      1999   Lowest contract charge 1.34% Class A              $250.31            --                 --           --       17.07%
             Highest contract charge 1.45% Class A             $120.13            --                 --           --       16.94%
             All contract charges                                   --         3,430         $  857,933         0.27%         --
EQ/Alliance Growth and Income
-----------------------------
             Unit Value 0.50% to 1.20%*
      2003   Lowest contract charge 0.50% Class B (j)          $ 97.86            --                 --           --       29.77%
             Highest contract charge 1.20% Class B             $125.79            --                 --           --       28.86%
             All contract charges                                   --           964         $  116,498         1.33%         --
      2002   Lowest contract charge 0.50% Class B (j)          $ 75.41            --                 --           --      (20.14)%
             Highest contract charge 1.20% Class B             $ 97.62            --                 --           --      (22.21)%
             All contract charges                                   --           923         $   86,144         1.32%         --
      2001   Lowest contract charge 0.90% Class B (a)          $128.51            --                 --           --       (2.43)%
             Highest contract charge 1.20% Class B             $125.48            --                 --           --       (2.74)%
             All contract charges                                   --           831         $   99,357         0.99%         --
      2000   Lowest contract charge 0.90% Class B (a)          $131.71            --                 --           --        7.70%
             Highest contract charge 1.20% Class B             $129.01            --                 --           --        7.38%
             All contract charges                                   --           423         $   52,120         0.91%         --
      1999   Lowest contract charge 0.90% Class B (a)          $122.29            --                 --           --       22.29%
             Highest contract charge 1.20% Class B             $120.14            --                 --           --       16.95%
             All contract charges                                   --            65         $    7,611         0.27%         --

                                     FSA-51

THE EQUITABLE LIFE ASSURANCE SOCIETY OF THE UNITED STATES
SEPARATE ACCOUNT A

NOTES TO FINANCIAL STATEMENTS (Continued)

December 31, 2003


7. Accumulation Unit Values (Continued)

   Shown below is accumulation unit value information for units outstanding throughout the periods indicated:

                                                                                    Years Ended December 31,
                                                             -------------------------------------------------------------------
                                                               Units          Units           Net Assets   Investment     Total
                                                             Fair Value  Outstanding (000's)   (000's)    Income Ratio**  Return
                                                             ----------  -------------------   -------    --------------  ------
EQ/Alliance Intermediate Government Securities
----------------------------------------------
             Unit Value 0.74% to 1.45%*
      2003   Lowest contract charge 0.74% Class A              $ 75.89            --                 --           --        1.95%
             Highest contract charge 1.45% Class A             $126.58            --                 --           --        0.91%
             All contract charges                                   --           892           $135,637         3.69%         --
      2002   Lowest contract charge 0.74% Class A              $ 74.44            --                 --           --        8.41%
             Highest contract charge 1.45% Class A             $125.44            --                 --           --        7.28%
             All contract charges                                   --         1,033           $155,586         5.39%         --
      2001   Lowest contract charge 0.74% Class A              $ 68.67            --                 --           --        7.73%
             Highest contract charge 1.45% Class A             $116.92            --                 --           --        6.58%
             All contract charges                                   --           680           $ 94,476         4.91%         --
      2000   Lowest contract charge 0.74% Class A              $ 63.74            --                 --           --        8.72%
             Highest contract charge 1.45% Class A             $109.70            --                 --           --        7.59%
             All contract charges                                   --           395           $ 50,169         5.64%         --
      1999   Lowest contract charge 0.74% Class A              $ 58.63            --                 --           --       (0.31)%
             Highest contract charge 1.45% Class A             $101.96            --                 --           --       (1.32)%
             All contract charges                                   --           480           $ 56,849         5.15%         --
EQ/Alliance Intermediate Government Securities
----------------------------------------------
             Unit Value 0.50% to 1.20%*
      2003   Lowest contract charge 0.50% Class B (j)          $122.19            --                 --           --        1.63%
             Highest contract charge 1.20% Class B             $126.60            --                 --           --        0.91%
             All contract charges                                   --           331           $ 41,782         3.69%         --
      2002   Lowest contract charge 0.50% Class B (j)          $120.24            --                 --           --        7.02%
             Highest contract charge 1.20% Class B             $125.45            --                 --           --        7.29%
             All contract charges                                   --           339           $ 42,385         5.39%         --
      2001   Lowest contract charge 0.90% Class B (a)          $118.06            --                 --           --        6.91%
             Highest contract charge 1.20% Class B             $116.93            --                 --           --        6.58%
             All contract charges                                   --           180           $ 20,964         4.91%         --
      2000   Lowest contract charge 0.90% Class B (a)          $110.43            --                 --           --        7.92%
             Highest contract charge 1.20% Class B             $109.71            --                 --           --        7.59%
             All contract charges                                   --            29           $  3,169         5.64%         --
      1999   Lowest contract charge 0.90% Class B (a)          $102.33            --                 --           --        2.33%
             Highest contract charge 1.20% Class B             $101.97            --                 --           --       (1.31)%
             All contract charges                                   --             7           $    710         5.15%         --
EQ/Alliance International (n)(p)
--------------------------------
             Unit Value 0.90% to 1.45%*
      2003   Lowest contract charge 0.90% Class A (r)          $109.44            --                 --           --       34.22%
             Highest contract charge 1.45% Class A             $ 86.29            --                 --           --       33.47%
             All contract charges                                   --         5,029           $552,311         1.99%         --
      2002   Lowest contract charge 1.34% Class A              $ 82.20            --                 --           --      (11.11)%
             Highest contract charge 1.45% Class A             $ 64.65            --                 --           --      (11.21)%
             All contract charges                                   --         5,501           $452,054           --          --
      2001   Lowest contract charge 1.34% Class A              $ 92.98            --                 --           --      (23.91)%
             Highest contract charge 1.45% Class A             $ 72.82            --                 --           --      (24.00)%
             All contract charges                                   --         1,045           $ 96,619         1.61%         --
      2000   Lowest contract charge 1.34% Class A              $121.54            --                 --           --      (24.06)%
             Highest contract charge 1.45% Class A             $ 95.81            --                 --           --      (24.13)%
             All contract charges                                   --         1,140           $138,523         0.46%         --
      1999   Lowest contract charge 1.34% Class A              $160.04            --                 --           --       35.94%
             Highest contract charge 1.45% Class A             $126.29            --                 --           --       35.80%
             All contract charges                                   --         1,052           $168,324           --          --

                                     FSA-52

THE EQUITABLE LIFE ASSURANCE SOCIETY OF THE UNITED STATES
SEPARATE ACCOUNT A

NOTES TO FINANCIAL STATEMENTS (Continued)

December 31, 2003


7. Accumulation Unit Values (Continued)

Shown below is accumulation unit value information for units outstanding throughout the periods indicated:

                                                                                    Years Ended December 31,
                                                             -------------------------------------------------------------------
                                                               Units          Units           Net Assets   Investment     Total
                                                             Fair Value  Outstanding (000's)   (000's)    Income Ratio**  Return
                                                             ----------  -------------------   -------    --------------  ------
EQ/Alliance International (n)(p)
--------------------------------
             Unit Value 0.50% to 1.20%*
      2003   Lowest contract charge 0.50% Class B (j)          $ 84.67            --                 --           --       34.51%
             Highest contract charge 1.20% Class B             $ 86.19            --                 --           --       33.56%
             All contract charges                                   --           523           $ 45,436         1.99%         --
      2002   Lowest contract charge 0.50% Class B (j)          $ 62.95            --                 --           --       (9.35)%
             Highest contract charge 1.20% Class B             $ 64.53            --                 --           --      (11.19)%
             All contract charges                                   --           469           $ 30,424           --          --
      2001   Lowest contract charge 0.90% Class B (a)          $ 76.02            --                 --           --      (24.00)%
             Highest contract charge 1.20% Class B             $ 72.66            --                 --           --      (24.23)%
             All contract charges                                   --            94            $ 6,863         1.61%         --
      2000   Lowest contract charge 0.90% Class B (a)          $100.03            --                 --           --      (23.84)%
             Highest contract charge 1.20% Class B             $ 95.90            --                 --           --      (24.07)%
             All contract charges                                   --            73            $ 7,035         0.46%         --
      1999   Lowest contract charge 0.90% Class B (a)          $131.34            --                 --           --       31.34%
             Highest contract charge 1.20% Class B             $126.30            --                 --           --       35.81%
             All contract charges                                   --             8            $ 1,031           --          --
EQ/Alliance Premier Growth
--------------------------
             Unit Value 0.50% to 1.45%*
      2003   Lowest contract charge 0.50% Class B (j)          $ 54.21            --                 --           --       22.58%
             Highest contract charge 1.45% Class B (b)         $ 57.74            --                 --           --       21.41%
             All contract charges                                   --         2,878           $167,285           --          --
      2002   Lowest contract charge 0.50% Class B (j)          $ 44.22            --                 --           --      (29.15)%
             Highest contract charge 1.45% Class B (b)         $ 47.56            --                 --           --      (32.15)%
             All contract charges                                   --         3,095           $148,022           --          --
      2001   Lowest contract charge 0.90% Class B (b)          $ 71.03            --                 --           --      (24.65)%
             Highest contract charge 1.45% Class B (b)         $ 70.10            --                 --           --      (25.07)%
             All contract charges                                   --         3,603           $253,526         0.01%         --
      2000   Lowest contract charge 0.90% Class B (b)          $ 94.27            --                 --           --      (19.12)%
             Highest contract charge 1.45% Class B (b)         $ 93.56            --                 --           --      (19.57)%
             All contract charges                                   --         3,260           $305,650         0.82%         --
      1999   Lowest contract charge 0.90% Class B (b)          $116.55            --                 --           --       16.55%
             Highest contract charge 1.45% Class B (b)         $116.32            --                 --           --       16.32%
             All contract charges                                   --           964           $112,177         0.80%         --
EQ/Alliance Quality Bond
------------------------
             Unit Value 0.90% to 1.45%*
      2003   Lowest contract charge 0.90% Class A (r)          $157.69            --                 --           --        2.87%
             Highest contract charge 1.45% Class A             $127.69            --                 --           --        2.29%
             All contract charges                                   --           889           $143,533         2.80%         --
      2002   Lowest contract charge 1.34% Class A              $157.39            --                 --           --        6.49%
             Highest contract charge 1.45% Class A             $124.83            --                 --           --        6.38%
             All contract charges                                   --         1,015           $160,021         4.01%         --
      2001   Lowest contract charge 1.34% Class A              $147.79            --                 --           --        6.83%
             Highest contract charge 1.45% Class A             $117.34            --                 --           --        6.72%
             All contract charges                                   --           960           $142,202         6.63%         --
      2000   Lowest contract charge 1.34% Class A              $138.33            --                 --           --        9.99%
             Highest contract charge 1.45% Class A             $109.96            --                 --           --        9.87%
             All contract charges                                   --           618           $ 85,769         6.24%         --
      1999   Lowest contract charge 1.34% Class A              $125.76            --                 --           --       (3.31)%
             Highest contract charge 1.45% Class A             $100.08            --                 --           --       (3.42)%
             All contract charges                                   --           678           $ 85,548         5.27%         --

                                     FSA-53

THE EQUITABLE LIFE ASSURANCE SOCIETY OF THE UNITED STATES
SEPARATE ACCOUNT A

NOTES TO FINANCIAL STATEMENTS (Continued)

December 31, 2003


7. Accumulation Unit Values (Continued)

   Shown below is accumulation unit value information for units outstanding throughout the periods indicated:

                                                                                    Years Ended December 31,
                                                             -------------------------------------------------------------------
                                                               Units          Units           Net Assets   Investment     Total
                                                             Fair Value  Outstanding (000's)   (000's)    Income Ratio**  Return
                                                             ----------  -------------------   -------    --------------  ------
EQ/Alliance Quality Bond
------------------------
             Unit Value 0.50% to 1.20%*
      2003   Lowest contract charge 0.50% Class B (j)         $124.04            --                 --           --        3.02%
             Highest contract charge 1.20% Class B            $127.77            --                 --           --        2.30%
             All contract charges                                  --           274           $ 34,954         2.80%         --
      2002   Lowest contract charge 0.50% Class B (j)         $120.40            --                 --           --        5.93%
             Highest contract charge 1.20% Class B            $124.90            --                 --           --        6.37%
             All contract charges                                  --           292           $ 36,469         4.01%         --
      2001   Lowest contract charge 0.90% Class B (a)         $118.44            --                 --           --        7.04%
             Highest contract charge 1.20% Class B            $117.42            --                 --           --        6.72%
             All contract charges                                  --           226           $ 26,498         6.63%         --
      2000   Lowest contract charge 0.90% Class B (a)         $110.65            --                 --           --       10.29%
             Highest contract charge 1.20% Class B            $110.03            --                 --           --        9.95%
             All contract charges                                  --            55           $  6,037         6.24%         --
      1999   Lowest contract charge 0.90% Class B (a)         $110.53            --                 --           --       (3.43)%
             Highest contract charge 1.20% Class B            $100.07            --                 --           --        0.33%
             All contract charges                                  --            10           $    998         5.27%         --
EQ/Alliance Small Cap Growth (l)
--------------------------------
             Unit Value 0.90% to 1.45%*
      2003   Lowest contract charge 0.90% Class A (r)         $143.04            --                 --           --       40.02%
             Highest contract charge 1.45% Class A            $101.24            --                 --           --       39.23%
             All contract charges                                  --         2,070           $287,364           --          --
      2002   Lowest contract charge 1.34% Class A             $ 99.61            --                 --           --      (31.02)%
             Highest contract charge 1.45% Class A            $ 72.71            --                 --           --      (31.09)%
             All contract charges                                  --         2,062           $205,395           --          --
      2001   Lowest contract charge 1.34% Class A             $144.40            --                 --           --      (14.20)%
             Highest contract charge 1.45% Class A            $105.52            --                 --           --      (14.29)%
             All contract charges                                  --         2,094           $302,370         1.04%         --
      2000   Lowest contract charge 1.34% Class A             $168.29            --                 --           --       12.46%
             Highest contract charge 1.45% Class A            $123.11            --                 --           --       12.34%
             All contract charges                                  --         1,996           $335,817           --          --
      1999   Lowest contract charge 1.34% Class A             $149.64            --                 --           --       26.20%
             Highest contract charge 1.45% Class A            $109.59            --                 --           --       26.07%
             All contract charges                                  --         1,048           $156,783           --          --
EQ/Alliance Small Cap Growth (l)
--------------------------------
             Unit Value 0.50% to 1.20%*
      2003   Lowest contract charge 0.50% Class B (j)         $ 73.69            --                 --           --       40.24%
             Highest contract charge 1.20% Class B            $101.26            --                 --           --       39.24%
             All contract charges                                  --           398           $ 43,568           --          --
      2002   Lowest contract charge 0.50% Class B (j)         $ 52.55            --                 --           --      (29.03)%
             Highest contract charge 1.20% Class B            $ 72.72            --                 --           --      (31.08)%
             All contract charges                                  --           358           $ 28,243           --          --
      2001   Lowest contract charge 0.90% Class B (a)         $106.88            --                 --           --      (14.02)%
             Highest contract charge 1.20% Class B            $105.51            --                 --           --      (14.29)%
             All contract charges                                  --           297           $ 34,050         1.04%         --
      2000   Lowest contract charge 0.90% Class B (a)         $124.31            --                 --           --       12.63%
             Highest contract charge 1.20% Class B            $123.09            --                 --           --       12.29%
             All contract charges                                  --           173           $ 22,830           --          --
      1999   Lowest contract charge 0.90% Class B (a)         $110.37            --                 --           --       10.37%
             Highest contract charge 1.20% Class B            $109.62            --                 --           --       26.09%
             All contract charges                                  --             8           $    902           --          --

                                     FSA-54

THE EQUITABLE LIFE ASSURANCE SOCIETY OF THE UNITED STATES
SEPARATE ACCOUNT A

NOTES TO FINANCIAL STATEMENTS (Continued)

December 31, 2003


7. Accumulation Unit Values (Continued)

   Shown below is accumulation unit value information for units outstanding throughout the periods indicated:

                                                                                    Years Ended December 31,
                                                             -------------------------------------------------------------------
                                                               Units          Units           Net Assets   Investment     Total
                                                             Fair Value  Outstanding (000's)   (000's)    Income Ratio**  Return
                                                             ----------  -------------------   -------    --------------  ------
EQ/Bernstein Diversified Value (j)
----------------------------------
             Unit Value 0.50% to 1.45%*
      2003   Lowest contract charge 0.50% Class B (j)          $114.24            --                 --           --       28.10%
             Highest contract charge 1.45% Class B (e)         $108.74            --                 --           --       26.88%
             All contract charges                                   --         2,551           $261,872         1.40%         --
      2002   Lowest contract charge 0.50% Class B (j)          $ 89.18            --                 --           --      (13.16)%
             Highest contract charge 1.45% Class B (e)         $ 85.70            --                 --           --      (14.89)%
             All contract charges                                   --         2,309           $186,392         1.38%         --
      2001   Lowest contract charge 0.90% Class B (e)          $ 95.39            --                 --           --       (2.09)%
             Highest contract charge 1.45% Class B (e)         $100.70            --                 --           --       (2.43)%
             All contract charges                                   --         1,681           $158,997         1.37%         --
      2000   Lowest contract charge 1.34% Class B (b)          $ 95.93            --                 --           --       (4.07)%
             Highest contract charge 1.35% Class B (b)         $ 95.93            --                 --           --       (4.07)%
             All contract charges                                   --            --                 --         1.39%         --
EQ/Calvert Socially Responsible
-------------------------------
             Unit Value 0.50% to 1.45%*
      2003   Lowest contract charge 0.50% Class B (j)          $ 72.85            --                 --           --       27.31%
             Highest contract charge 1.45% Class B (j)         $102.46            --                 --           --       26.09%
             All contract charges                                   --            96            $ 7,714           --          --
      2002   Lowest contract charge 0.50% Class B (j)          $ 57.22            --                 --           --      (27.00)%
             Highest contract charge 1.45% Class B (j)         $ 81.26            --                 --           --      (27.52)%
             All contract charges                                   --            61            $ 3,909           --          --
      2001   Lowest contract charge 0.90% Class B (b)          $ 87.65            --                 --           --      (15.47)%
             Highest contract charge 1.35% Class B (b)         $ 86.71            --                 --           --      (15.85)%
             All contract charges                                   --            33            $ 2,862         2.86%         --
      2000   Lowest contract charge 0.90% Class B (b)          $103.69            --                 --           --       (3.78)%
             Highest contract charge 1.35% Class B (b)         $103.04            --                 --           --       (4.21)%
             All contract charges                                   --            15            $ 1,546         6.60%         --
      1999   Lowest contract charge 0.90% Class B (b)          $107.76            --                 --           --        7.76%
             Highest contract charge 1.35% Class B (b)         $107.57            --                 --           --        7.57%
             All contract charges                                   --             4            $   430         1.61%         --
EQ/Capital Guardian International
---------------------------------
             Unit Value 0.50% to 1.45%*
      2003   Lowest contract charge 0.50% Class B (j)          $ 81.36            --                 --           --       31.97%
             Highest contract charge 1.45% Class B (j)         $109.47            --                 --           --       30.70%
             All contract charges                                   --           230            $20,780         1.64%         --
      2002   Lowest contract charge 0.50% Class B (j)          $ 61.65            --                 --           --      (14.59)%
             Highest contract charge 1.45% Class B (j)         $ 83.76            --                 --           --      (16.28)%
             All contract charges                                   --            82            $ 5,617         2.20%         --
      2001   Lowest contract charge 0.90% Class B (b)          $ 81.56            --                 --           --      (21.63)%
             Highest contract charge 1.35% Class B (b)         $ 80.69            --                 --           --      (21.96)%
             All contract charges                                   --             2            $   162         1.93%         --
      2000   Lowest contract charge 0.90% Class B (b)          $104.07            --                 --           --      (19.80)%
             Highest contract charge 1.35% Class B (b)         $103.40            --                 --           --      (20.19)%
             All contract charges                                   --            --                 --         0.43%         --
      1999   Lowest contract charge 0.90% Class B (b)          $129.76            --                 --           --       29.76%
             Highest contract charge 1.35% Class B (b)         $129.55            --                 --           --       29.55%
             All contract charges                                   --            --                 --           --          --
EQ/Capital Guardian Research (m)
--------------------------------
             Unit Value 0.50% to 1.45%*
      2003   Lowest contract charge 0.50% Class B (j)          $ 96.60            --                 --           --       30.84%
             Highest contract charge 1.45% Class B (b)         $103.50            --                 --           --       29.58%
             All contract charges                                   --         1,433           $149,248         0.43%         --

                                     FSA-55

THE EQUITABLE LIFE ASSURANCE SOCIETY OF THE UNITED STATES
SEPARATE ACCOUNT A

NOTES TO FINANCIAL STATEMENTS (Continued)

December 31, 2003

7. Accumulation Unit Values (Continued)

   Shown below is accumulation unit value information for units outstanding throughout the periods indicated:


                                                                                    Years Ended December 31,
                                                             -------------------------------------------------------------------
                                                               Units          Units           Net Assets   Investment     Total
                                                             Fair Value  Outstanding (000's)   (000's)    Income Ratio**  Return
                                                             ----------  -------------------   -------    --------------  ------
EQ/Capital Guardian Research (m)
--------------------------------
      2002   Lowest contract charge 0.50% Class B (j)          $ 73.83            --                 --           --      (22.82)%
             Highest contract charge 1.45% Class B (b)         $ 79.87            --                 --           --      (25.76)%
             All contract charges                                   --         1,445           $115,919         0.50%         --
      2001   Lowest contract charge 0.90% Class B (b)          $109.00            --                 --           --       (2.90)%
             Highest contract charge 1.45% Class B (b)         $107.58            --                 --           --       (3.45)%
             All contract charges                                   --           137           $ 14,798         0.27%         --
      2000   Lowest contract charge 0.90% Class B (b)          $112.26            --                 --           --        4.96%
             Highest contract charge 1.45% Class B (b)         $111.42            --                 --           --        4.38%
             All contract charges                                   --            59           $  6,589         2.11%         --
      1999   Lowest contract charge 0.90% Class B (b)          $106.96            --                 --           --        6.96%
             Highest contract charge 1.45% Class B (b)         $106.74            --                 --           --        6.74%
             All contract charges                                   --             9           $    961         0.50%         --
EQ/Capital Guardian U.S. Equity (k)
-----------------------------------
             Unit Value 0.50% to 1.45%*
      2003   Lowest contract charge 0.50% Class B (j)          $101.08            --                 --           --       35.72%
             Highest contract charge 1.45% Class B (b)         $101.27            --                 --           --       34.42%
             All contract charges                                   --           761           $ 77,522         0.35%         --
      2002   Lowest contract charge 0.50% Class B (j)          $ 74.48            --                 --           --      (22.46)%
             Highest contract charge 1.45% Class B (b)         $ 75.34            --                 --           --      (24.78)%
             All contract charges                                   --           473           $ 35,863         0.59%         --
      2001   Lowest contract charge 0.90% Class B (b)          $101.25            --                 --           --       (3.12)%
             Highest contract charge 1.45% Class B (b)         $100.16            --                 --           --       (3.43)%
             All contract charges                                   --           127           $ 12,769         0.41%         --
      2000   Lowest contract charge 0.90% Class B (b)          $104.51            --                 --           --        2.65%
             Highest contract charge 1.45% Class B (b)         $103.72            --                 --           --        4.49%
             All contract charges                                   --            48           $  4,990         2.41%         --
      1999   Lowest contract charge 0.90% Class B (b)          $101.81            --                 --           --        1.79%
             Highest contract charge 1.45% Class B (b)         $101.60            --                 --           --        6.78%
             All contract charges                                   --            14           $  1,423         1.27%         --
EQ/Emerging Markets Equity
--------------------------
             Unit Value 0.50% to 1.45%*
      2003   Lowest contract charge 0.50% Class B (j)          $109.56            --                 --           --       55.14%
             Highest contract charge 1.45% Class B             $123.57            --                 --           --       53.67%
             All contract charges                                   --         1,107           $101,661         0.84%         --
      2002   Lowest contract charge 0.50% Class B (j)          $ 70.62            --                 --           --       (8.45)%
             Highest contract charge 1.45% Class B             $ 80.41            --                 --           --       (7.27)%
             All contract charges                                   --         1,023           $ 60,620           --          --
      2001   Lowest contract charge 0.90% Class B (a)          $111.05            --                 --           --       (6.01)%
             Highest contract charge 1.45% Class B             $ 86.72            --                 --           --       (6.53)%
             All contract charges                                   --           966           $ 61,468           --          --
      2000   Lowest contract charge 0.90% Class B (a)          $118.14            --                 --           --      (40.58)%
             Highest contract charge 1.45% Class B             $ 92.78            --                 --           --      (40.92)%
             All contract charges                                   --         1,033           $ 69,976         7.62%         --
      1999   Lowest contract charge 0.90% Class B (a)          $198.84            --                 --           --       93.98%
             Highest contract charge 1.45% Class B             $157.03            --                 --           --      (92.91)%
             All contract charges                                   --           615           $ 68,983         1.78%         --
EQ/Equity 500 Index (g)
-----------------------
             Unit Value 0.90% to 1.45%*
      2003   Lowest contract charge 0.90% Class A (r)          $173.95            --                 --           --       26.99%
             Highest contract charge 1.45% Class A             $ 92.10            --                 --           --       26.29%
             All contract charges                                   --         3,812           $921,012         1.53%         --
      2002   Lowest contract charge 1.34% Class A              $191.65            --                 --           --      (23.23)%
             Highest contract charge 1.45% Class A             $ 72.93            --                 --           --      (23.32)%
             All contract charges                                   --         3,939           $753,523         1.07%         --

                                     FSA-56

THE EQUITABLE LIFE ASSURANCE SOCIETY OF THE UNITED STATES
SEPARATE ACCOUNT A

NOTES TO FINANCIAL STATEMENTS (Continued)

December 31, 2003

7. Accumulation Unit Values (Continued)

   Shown below is accumulation unit value information for units outstanding throughout the periods indicated:


                                                                                    Years Ended December 31,
                                                             --------------------------------------------------------------------
                                                               Units          Units          Net Assets   Investment     Total
                                                             Fair Value  Outstanding (000's)  (000's)    Income Ratio**  Return
                                                             ----------  ------------------- --------   ---------------  --------
EQ/Equity 500 Index (g)
-----------------------
      2001   Lowest contract charge 1.34% Class A              $249.66            --                 --           --      (13.13)%
             Highest contract charge 1.45% Class A             $ 95.12            --                 --           --      (13.23)%
             All contract charges                                   --         4,448         $1,108,749         1.00%         --
      2000   Lowest contract charge 1.34% Class A              $287.40            --                 --           --      (10.78)%
             Highest contract charge 1.45% Class A             $109.62            --                 --           --      (10.89)%
             All contract charges                                   --         4,779         $1,371,123         0.66%         --
      1999   Lowest contract charge 1.34% Class A              $322.15            --                 --           --       18.76%
             Highest contract charge 1.45% Class A             $123.01            --                 --           --       18.64%
             All contract charges                                   --         5,074         $1,631,943         1.05%         --
EQ/Equity 500 Index (g)
-----------------------
             Unit Value 0.50% to 1.20%*
      2003   Lowest contract charge 0.50% Class B (j)          $ 79.19            --                 --           --       27.18%
             Highest contract charge 1.20% Class B             $ 92.12            --                 --           --       26.30%
             All contract charges                                   --           740         $   66,130         1.53%         --
      2002   Lowest contract charge 0.50% Class B (j)          $ 62.27            --                 --           --      (22.13)%
             Highest contract charge 1.20% Class B             $ 72.94            --                 --           --      (23.32)%
             All contract charges                                   --           641         $   45,105         1.07%         --
      2001   Lowest contract charge 0.90% Class B (a)          $ 97.75            --                 --           --      (12.96)%
             Highest contract charge 1.20% Class B             $ 95.13            --                 --           --      (13.23)%
             All contract charges                                   --           513         $   47,067         1.00%         --
      2000   Lowest contract charge 0.90% Class B (a)          $112.30            --                 --           --      (10.62)%
             Highest contract charge 1.20% Class B             $109.63            --                 --           --      (10.88)%
             All contract charges                                   --           391         $   41,860         0.66%         --
      1999   Lowest contract charge 0.90% Class B (a)          $125.64            --                 --           --       25.64%
             Highest contract charge 1.20% Class B             $123.02            --                 --           --       18.64%
             All contract charges                                   --           112         $   13,766         1.05%         --
EQ/Evergreen Omega
------------------
             Unit Value 0.50% to 1.45%*
      2003   Lowest contract charge 0.50% Class B (j)          $ 77.91            --                 --           --       37.51%
             Highest contract charge 1.45% Class B (b)         $ 77.31            --                 --           --       36.21%
             All contract charges                                   --           168         $   12,964           --          --
      2002   Lowest contract charge 0.50% Class B (j)          $ 56.66            --                 --           --      (22.68)%
             Highest contract charge 1.45% Class B (b)         $ 56.76            --                 --           --      (25.12)%
             All contract charges                                   --            79         $    4,434           --          --
      2001   Lowest contract charge 0.90% Class B (b)          $ 76.82            --                 --           --      (17.75)%
             Highest contract charge 1.45% Class B (b)         $ 75.81            --                 --           --      (18.77)%
             All contract charges                                   --            47         $    3,577         0.01%         --
      2000   Lowest contract charge 0.90% Class B (b)          $ 93.40            --                 --           --      (12.51)%
             Highest contract charge 1.45% Class B (b)         $ 93.33            --                 --           --      (12.39)%
             All contract charges                                   --            22         $    2,043         0.36%         --
      1999   Lowest contract charge 0.90% Class B (b)          $106.75            --                 --           --        6.75%
             Highest contract charge 1.45% Class B (b)         $106.53            --                 --           --        6.53%
             All contract charges                                   --             5         $      533         1.29%         --
EQ/FI Mid Cap
-------------
             Unit Value 0.50% to 1.45%*
      2003   Lowest contract charge 0.50% Class B (j)          $102.49            --                 --           --       42.89%
             Highest contract charge 1.45% Class B (e)         $ 96.98            --                 --           --       41.52%
             All contract charges                                   --         1,577         $  153,931           --          --
      2002   Lowest contract charge 0.50% Class B (j)          $ 71.73            --                 --           --      (15.36)%
             Highest contract charge 1.45% Class B (e)         $ 68.53            --                 --           --      (19.65)%
             All contract charges                                   --         1,061         $   73,034         0.02%         --
      2001   Lowest contract charge 0.90% Class B (e)          $ 85.92            --                 --           --      (14.19)%
             Highest contract charge 1.45% Class B (e)         $ 85.28            --                 --           --      (14.68)%
             All contract charges                                   --           619         $   52,918         0.23%         --

                                     FSA-57

THE EQUITABLE LIFE ASSURANCE SOCIETY OF THE UNITED STATES
SEPARATE ACCOUNT A

NOTES TO FINANCIAL STATEMENTS (Continued)

December 31, 2003


7. Accumulation Unit Values (Continued)

   Shown below is accumulation unit value information for units outstanding throughout the periods indicated:

                                                                                    Years Ended December 31,
                                                             -------------------------------------------------------------------
                                                               Units          Units           Net Assets   Investment     Total
                                                             Fair Value  Outstanding (000's)   (000's)    Income Ratio**  Return
                                                             ----------  -------------------   -------    --------------  ------
EQ/FI Mid Cap
-------------
      2000   Lowest contract charge 0.90% Class B (e)          $100.13            --                 --           --        0.13%
             Highest contract charge 1.45% Class B (e)         $ 99.95            --                 --           --       (0.05)%
             All contract charges                                   --           103           $ 10,299         0.41%         --
EQ/FI Small/Mid Cap Value
-------------------------
             Unit Value 0.50% to 1.45%*
      2003   Lowest contract charge 0.50% Class B (j)          $126.30            --                 --           --       32.60%
             Highest contract charge 1.45% Class B             $ 97.37            --                 --           --       31.33%
             All contract charges                                   --         2,510           $303,154         0.40%         --
      2002   Lowest contract charge 0.50% Class B (j)          $ 95.25            --                 --           --      (13.55)%
             Highest contract charge 1.45% Class B             $ 74.14            --                 --           --      (15.94)%
             All contract charges                                   --         2,329           $214,099         0.57%         --
      2001   Lowest contract charge 0.90% Class B (a)          $111.62            --                 --           --        3.06%
             Highest contract charge 1.45% Class B             $ 88.20            --                 --           --        2.49%
             All contract charges                                   --         1,511           $166,025         0.75%         --
      2000   Lowest contract charge 0.90% Class B (a)          $108.31            --                 --           --        4.20%
             Highest contract charge 1.45% Class B             $ 86.06            --                 --           --        3.62%
             All contract charges                                   --           675           $ 73,141         0.95%         --
      1999   Lowest contract charge 0.90% Class B (a)          $103.94            --                 --           --        3.94%
             Highest contract charge 1.45% Class B             $ 83.05            --                 --           --        0.33%
             All contract charges                                   --           737           $ 77,391         0.17%         --
EQ/J.P. Morgan Core Bond
------------------------
             Unit Value 0.50% to 1.45%*
      2003   Lowest contract charge 0.50% Class B (j)          $111.09            --                 --           --        2.85%
             Highest contract charge 1.45% Class B (j)         $108.90            --                 --           --        1.87%
             All contract charges                                   --           468           $ 51,312         3.72%         --
      2002   Lowest contract charge 0.50% Class B (j)          $108.01            --                 --           --        7.52%
             Highest contract charge 1.45% Class B (j)         $106.90            --                 --           --        6.52%
             All contract charges                                   --           291           $ 31,127        10.10%         --
EQ/Janus Large Cap Growth
-------------------------
             Unit Value 0.50% to 1.45%*
      2003   Lowest contract charge 0.50% Class B (j)          $ 59.71            --                 --           --       25.22%
             Highest contract charge 1.45% Class B (e)         $ 54.27            --                 --           --       24.03%
             All contract charges                                   --         1,000           $ 54,626           --          --
      2002   Lowest contract charge 0.50% Class B (j)          $ 47.68            --                 --           --      (30.06)%
             Highest contract charge 1.45% Class B (e)         $ 43.75            --                 --           --      (31.32)%
             All contract charges                                   --           864           $ 37,973           --          --
      2001   Lowest contract charge 0.90% Class B (e)          $ 64.18            --                 --           --      (23.63)%
             Highest contract charge 1.45% Class B (e)         $ 63.71            --                 --           --      (24.08)%
             All contract charges                                   --           670           $ 42,787         0.01%         --
      2000   Lowest contract charge 0.90% Class B (e)          $ 84.07            --                 --           --      (15.93)%
             Highest contract charge 1.45% Class B (e)         $ 83.92            --                 --           --      (16.08)%
             All contract charges                                   --           189           $ 15,869         0.32%         --
EQ/Lazard Small Cap Value
-------------------------
             Unit Value 0.50% to 1.45%*
      2003   Lowest contract charge 0.50% Class B (j)          $148.68            --                 --           --       36.69%
             Highest contract charge 1.45% Class B (j)         $118.84            --                 --           --       35.39%
             All contract charges                                   --           563           $ 84,203         1.41%         --
      2002   Lowest contract charge 0.50% Class B (j)          $108.77            --                 --           --      (13.98)%
             Highest contract charge 1.45% Class B (j)         $ 87.78            --                 --           --      (15.10)%
             All contract charges                                   --           304           $ 33,624         0.92%         --
      2001   Lowest contract charge 0.90% Class B (b)          $133.62            --                 --           --       16.68%
             Highest contract charge 1.35% Class B (b)         $132.19            --                 --           --       16.15%
             All contract charges                                   --             6           $    794         6.38%         --

                                     FSA-58

THE EQUITABLE LIFE ASSURANCE SOCIETY OF THE UNITED STATES
SEPARATE ACCOUNT A

NOTES TO FINANCIAL STATEMENTS (Continued)

December 31, 2003

7. Accumulation Unit Values (Continued)

   Shown below is accumulation unit value information for units outstanding throughout the periods indicated:

                                                                                    Years Ended December 31,
                                                             -------------------------------------------------------------------
                                                               Units          Units           Net Assets   Investment     Total
                                                             Fair Value  Outstanding (000's)   (000's)    Income Ratio**  Return
                                                             ----------  -------------------   -------    --------------  ------
EQ/Lazard Small Cap Value
-------------------------
      2000   Lowest contract charge 0.90% Class B (b)          $114.52            --                 --           --       17.46%
             Highest contract charge 1.35% Class B (b)         $113.81            --                 --           --       16.92%
             All contract charges                                   --             1           $    114         4.22%         --
      1999   Lowest contract charge 0.90% Class B (b)          $ 97.50            --                 --           --       (2.50)%
             Highest contract charge 1.35% Class B (b)         $ 97.34            --                 --           --       (2.66)%
             All contract charges                                   --            --                 --         2.15%         --
EQ/Marsico Focus
----------------
             Unit Value 0.50% to 1.45%*
      2003   Lowest contract charge 0.50% Class B (j)          $121.84            --                 --           --       30.48%
             Highest contract charge 1.45% Class B (f)         $119.25            --                 --           --       29.24%
             All contract charges                                   --         1,027           $122,876           --          --
      2002   Lowest contract charge 0.50% Class B (j)          $ 93.38            --                 --           --      (12.03)%
             Highest contract charge 1.45% Class B (f)         $ 92.27            --                 --           --      (12.84)%
             All contract charges                                   --           423           $ 39,072         0.05%         --
      2001   Lowest contract charge 0.90% Class B (f)          $106.02            --                 --           --        6.02%
             Highest contract charge 1.45% Class B (f)         $105.87            --                 --           --        5.94%
             All contract charges                                   --            14           $  1,483           --          --
EQ/Mercury Basic Value Equity
-----------------------------
             Unit Value 0.50% to 1.45%*
      2003   Lowest contract charge 0.50% Class B (j)          $115.93            --                 --           --       30.53%
             Highest contract charge 1.45% Class B             $139.50            --                 --           --       29.30%
             All contract charges                                   --         1,731           $297,750         0.55%         --
      2002   Lowest contract charge 0.50% Class B (j)          $ 88.81            --                 --           --      (15.42)%
             Highest contract charge 1.45% Class B             $107.89            --                 --           --      (17.87)%
             All contract charges                                   --         1,648           $219,767         1.14%         --
      2001   Lowest contract charge 0.90% Class B (c)          $131.84            --                 --           --        4.58%
             Highest contract charge 1.45% Class B             $131.37            --                 --           --        4.00%
             All contract charges                                   --         1,296           $211,877         3.87%         --
      2000   Lowest contract charge 0.90% Class B (c)          $126.07            --                 --           --       10.81%
             Highest contract charge 1.45% Class B             $126.32            --                 --           --       10.19%
             All contract charges                                   --           736           $117,494         5.30%         --
      1999   Lowest contract charge 0.90% Class B (c)          $113.77            --                 --           --       17.86%
             Highest contract charge 1.45% Class B             $114.64            --                 --           --       17.22%
             All contract charges                                   --           651           $ 96,477         7.56%         --
EQ/Mercury International Value (s)
----------------------------------
             Unit Value 0.50% to 1.45%*
      2003   Lowest contract charge 0.50% Class B (j)          $ 79.64            --                 --           --       27.40%
             Highest contract charge 1.45% Class B (j)         $103.95            --                 --           --       26.18%
             All contract charges                                   --         1,180           $112,754         2.36%         --
      2002   Lowest contract charge 0.50% Class B (j)          $ 62.51            --                 --           --      (15.83)%
             Highest contract charge 1.45% Class B (j)         $ 82.38            --                 --           --      (17.85)%
             All contract charges                                   --         1,142           $ 86,429         0.99%         --
      2001   Lowest contract charge 0.90% Class B (b)          $ 92.80            --                 --           --      (22.23)%
             Highest contract charge 1.35% Class B (b)         $ 91.80            --                 --           --      (22.59)%
             All contract charges                                   --            12           $  1,101         0.72%         --
      2000   Lowest contract charge 0.90% Class B (b)          $119.32            --                 --           --      (13.11)%
             Highest contract charge 1.35% Class B (b)         $118.59            --                 --           --      (13.49)%
             All contract charges                                   --            10           $  1,186        12.29%         --
      1999   Lowest contract charge 0.90% Class B (b)          $137.32            --                 --           --       37.32%
             Highest contract charge 1.35% Class B (b)         $137.09            --                 --           --       37.09%
             All contract charges                                   --             1           $    137        13.23%         --

                                     FSA-59

THE EQUITABLE LIFE ASSURANCE SOCIETY OF THE UNITED STATES
SEPARATE ACCOUNT A

NOTES TO FINANCIAL STATEMENTS (Continued)

December 31, 2003


7. Accumulation Unit Values (Continued)

   Shown below is accumulation unit value information for units outstanding throughout the periods indicated:


                                                                                    Years Ended December 31,
                                                             -------------------------------------------------------------------
                                                               Units          Units           Net Assets   Investment     Total
                                                             Fair Value  Outstanding (000's)   (000's)    Income Ratio**  Return
                                                             ----------  -------------------   -------    --------------  ------
EQ/MFS Emerging Growth Companies
--------------------------------
             Unit Value 0.50% to 1.45%*
      2003   Lowest contract charge 0.50% Class B (j)          $ 46.31            --                 --           --       28.66%
             Highest contract charge 1.45% Class B             $ 75.89            --                 --           --       27.44%
             All contract charges                                   --         3,251           $364,052           --          --
      2002   Lowest contract charge 0.50% Class B (j)          $ 35.99            --                 --           --      (33.56)%
             Highest contract charge 1.45% Class B             $ 59.55            --                 --           --      (35.28)%
             All contract charges                                   --         3,497           $306,986           --          --
      2001   Lowest contract charge 0.90% Class B (a)          $ 87.46            --                 --           --      (34.64)%
             Highest contract charge 1.45% Class B             $ 92.01            --                 --           --      (35.01)%
             All contract charges                                   --         4,160           $562,209         0.02%         --
      2000   Lowest contract charge 0.90% Class B (a)          $133.82            --                 --           --      (19.56)%
             Highest contract charge 1.45% Class B             $141.58            --                 --           --      (20.01)%
             All contract charges                                   --         4,418           $923,853         2.04%         --
      1999   Lowest contract charge 0.90% Class B (a)          $166.37            --                 --           --       72.12%
             Highest contract charge 1.45% Class B             $177.00            --                 --           --       71.16%
             All contract charges                                   --         2,614           $706,335         2.88%         --
EQ/MFS Investors Trust
----------------------
             Unit Value 0.50% to 1.45%*
      2003   Lowest contract charge 0.50% Class B (j)          $ 77.76            --                 --           --       21.44%
             Highest contract charge 1.45% Class B (b)         $ 79.23            --                 --           --       20.27%
             All contract charges                                   --           217           $ 17,351         0.70%         --
      2002   Lowest contract charge 0.50% Class B (j)          $ 64.03            --                 --           --      (20.43)%
             Highest contract charge 1.45% Class B (b)         $ 65.88            --                 --           --      (22.16)%
             All contract charges                                   --           166           $ 10,978         0.60%         --
      2001   Lowest contract charge 0.90% Class B (b)          $ 85.75            --                 --           --      (16.74)%
             Highest contract charge 1.45% Class B (b)         $ 84.63            --                 --           --      (17.21)%
             All contract charges                                   --           126           $ 10,711         0.43%         --
      2000   Lowest contract charge 0.90% Class B (b)          $102.99            --                 --           --       (1.59)%
             Highest contract charge 1.45% Class B (b)         $102.22            --                 --           --       (2.13)%
             All contract charges                                   --            99            $ 8,909         0.50%         --
      1999   Lowest contract charge 0.90% Class B (b)          $104.65            --                 --           --        4.65%
             Highest contract charge 1.45% Class B (b)         $104.44            --                 --           --        4.44%
             All contract charges                                   --            21            $ 2,090         0.90%         --
EQ/Money Market
---------------
             Unit Value 0.74% to 1.49%*
      2003   Lowest contract charge 0.74% Class A              $ 42.25            --                 --           --        0.20%
             Highest contract charge 1.49% Class A             $ 33.81            --                 --           --       (0.56)%
             All contract charges                                   --         2,080           $105,282         0.71%         --
      2002   Lowest contract charge 0.74% Class A              $ 42.17            --                 --           --        0.87%
             Highest contract charge 1.49% Class A             $ 34.00            --                 --           --        0.11%
             All contract charges                                   --         2,943           $151,511         1.34%         --
      2001   Lowest contract charge 0.74% Class A              $ 41.81            --                 --           --        3.23%
             Highest contract charge 1.49% Class A             $ 33.96            --                 --           --        2.44%
             All contract charges                                   --         2,954           $162,479         3.78%         --
      2000   Lowest contract charge 0.74% Class A              $ 40.50            --                 --           --        5.61%
             Highest contract charge 1.49% Class A             $ 33.15            --                 --           --        4.81%
             All contract charges                                   --         2,470           $134,309         5.20%         --
      1999   Lowest contract charge 0.74% Class A              $ 38.35            --                 --           --        4.33%
             Highest contract charge 1.49% Class A             $ 31.63            --                 --           --        3.54%
             All contract charges                                   --         2,794           $153,678         4.67%         --

                                     FSA-60

THE EQUITABLE LIFE ASSURANCE SOCIETY OF THE UNITED STATES
SEPARATE ACCOUNT A

NOTES TO FINANCIAL STATEMENTS (Continued)

December 31, 2003


7. Accumulation Unit Values (Continued)

   Shown below is accumulation unit value information for units outstanding throughout the periods indicated:

                                                                                    Years Ended December 31,
                                                             -------------------------------------------------------------------
                                                               Units          Units           Net Assets   Investment     Total
                                                             Fair Value  Outstanding (000's)   (000's)    Income Ratio**  Return
                                                             ----------  -------------------   -------    --------------  ------
EQ/Money Market
---------------
             Unit Value 0.50% to 1.20%*
      2003   Lowest contract charge 0.50% Class B (j)          $105.29            --                 --           --        0.07%
             Highest contract charge 1.20% Class B             $112.05            --                 --           --       (0.64)%
             All contract charges                                   --           316            $34,814         0.71%         --
      2002   Lowest contract charge 0.50% Class B (j)          $105.22            --                 --           --        0.70%
             Highest contract charge 1.20% Class B             $112.77            --                 --           --        0.02%
             All contract charges                                   --           387            $42,749         1.34%         --
      2001   Lowest contract charge 0.90% Class B (j)          $114.06            --                 --           --        2.64%
             Highest contract charge 1.20% Class B (a)         $112.74            --                 --           --        2.31%
             All contract charges                                   --           396            $43,718         3.78%         --
      2000   Lowest contract charge 0.90% Class B (j)          $111.13            --                 --           --        5.05%
             Highest contract charge 1.20% Class B (a)         $110.19            --                 --           --        4.73%
             All contract charges                                   --           199            $21,426         5.20%         --
      1999   Lowest contract charge 0.90% Class B (j)          $105.79            --                 --           --        5.79%
             Highest contract charge 1.20% Class B (a)         $105.21            --                 --           --        3.47%
             All contract charges                                   --            61            $ 6,259         4.67%         --
EQ/Putnam Growth & Income Value
-------------------------------
             Unit Value 0.50% to 1.45%*
      2003   Lowest contract charge 0.50% Class B (j)          $ 98.51            --                 --           --       26.18%
             Highest contract charge 1.45% Class B             $ 94.11            --                 --           --       24.98%
             All contract charges                                   --           530            $61,883         1.35%         --
      2002   Lowest contract charge 0.50% Class B (j)          $ 78.07            --                 --           --      (18.47)%
             Highest contract charge 1.45% Class B             $ 75.30            --                 --           --      (20.23)%
             All contract charges                                   --           563            $52,829         1.30%         --
      2001   Lowest contract charge 0.90% Class B (a)          $ 96.20            --                 --           --       (7.65)%
             Highest contract charge 1.45% Class B             $ 94.40            --                 --           --       (8.17)%
             All contract charges                                   --           602            $71,054         0.92%         --
      2000   Lowest contract charge 0.90% Class B (a)          $109.17            --                 --           --        5.83%
             Highest contract charge 1.45% Class B             $104.17            --                 --           --        5.24%
             All contract charges                                   --           566            $73,201         0.93%         --
      1999   Lowest contract charge 0.90% Class B (a)          $ 98.44            --                 --           --       (1.56)%
             Highest contract charge 1.45% Class B             $ 97.68            --                 --           --       (2.79)%
             All contract charges                                   --           667            $82,771         7.46%         --
EQ/Putnam Voyager
-----------------
             Unit Value 0.50% to 1.45%*
      2003   Lowest contract charge 0.50% Class B (j)          $ 59.05            --                 --           --       23.33%
             Highest contract charge 1.45% Class B (j)         $ 88.12            --                 --           --       22.16%
             All contract charges                                   --            62            $ 4,010         0.16%         --
      2002   Lowest contract charge 0.50% Class B (j)          $ 47.88            --                 --           --      (25.82)%
             Highest contract charge 1.45% Class B (j)         $ 72.13            --                 --           --      (27.41)%
             All contract charges                                   --            32            $ 1,722         0.22%         --
      2001   Lowest contract charge 0.90% Class B (b)          $ 74.89            --                 --           --      (25.14)%
             Highest contract charge 1.35% Class B (b)         $ 74.09            --                 --           --      (25.49)%
             All contract charges                                   --             5            $   370           --          --
      2000   Lowest contract charge 0.90% Class B (b)          $100.04            --                 --           --      (18.51)%
             Highest contract charge 1.35% Class B (b)         $ 99.43            --                 --           --      (18.87)%
             All contract charges                                   --             4            $   398         1.87%         --
      1999   Lowest contract charge 0.90% Class B (b)          $122.77            --                 --           --       22.77%
             Highest contract charge 1.35% Class B (b)         $122.56            --                 --           --       22.56%
             All contract charges                                   --             1            $   123         3.76%         --

                                     FSA-61

THE EQUITABLE LIFE ASSURANCE SOCIETY OF THE UNITED STATES
SEPARATE ACCOUNT A

NOTES TO FINANCIAL STATEMENTS (Continued)

December 31, 2003


7. Accumulation Unit Values (Continued)


   Shown below is accumulation unit value information for units outstanding throughout the periods indicated:

                                                                                    Years Ended December 31,
                                                             -------------------------------------------------------------------
                                                               Units          Units           Net Assets   Investment     Total
                                                             Fair Value  Outstanding (000's)   (000's)    Income Ratio**  Return
                                                             ----------  -------------------   -------    --------------  ------
EQ/Small Company Index
----------------------
             Unit Value 0.50% to 1.45%*
      2003   Lowest contract charge 0.50% Class B (j)          $119.41            --                 --           --       45.13%
             Highest contract charge 1.45% Class B (j)         $117.06            --                 --           --       43.76%
             All contract charges                                   --           344           $ 40,364         0.42%         --
      2002   Lowest contract charge 0.50% Class B (j)          $ 82.28            --                 --           --      (20.43)%
             Highest contract charge 1.45% Class B (j)         $ 81.43            --                 --           --      (21.16)%
             All contract charges                                   --            99            $ 8,126         1.01%         --
EQ/Technology
-------------
             Unit Value 0.50% to 1.45%*
      2003   Lowest contract charge 0.50% Class B (j)          $ 48.17            --                 --           --       42.80%
             Highest contract charge 1.45% Class B (d)         $ 40.59            --                 --           --       41.44%
             All contract charges                                   --         2,172           $ 88,775           --          --
      2002   Lowest contract charge 0.50% Class B (j)          $ 33.73            --                 --           --      (41.40)%
             Highest contract charge 1.45% Class B (d)         $ 28.70            --                 --           --      (41.64)%
             All contract charges                                   --         2,119           $ 61,069           --          --
      2001   Lowest contract charge 0.90% Class B (d)          $ 49.65            --                 --           --      (25.12)%
             Highest contract charge 1.45% Class B (d)         $ 49.18            --                 --           --      (25.54)%
             All contract charges                                   --         2,170           $106,996         0.01%         --
      2000   Lowest contract charge 0.90% Class B (d)          $ 66.31            --                 --           --      (33.69)%
             Highest contract charge 1.45% Class B (d)         $ 66.05            --                 --           --      (33.95)%
             All contract charges                                   --         1,566           $103,541           --          --
U.S. Real Estate
----------------
             Unit Value 0.50% to 1.45%*
      2003   Lowest contract charge 0.50% Class B (q)          $107.04            --                 --           --        7.04%
             Highest contract charge 1.45% Class B (q)         $106.78            --                 --           --        6.78%
             All contract charges                                   --            23            $ 2,405           --          --


----------

(a) Units were made available for sale on January 30, 1999.

(b) Units were made available for sale on August 30, 1999.

(c) Units were made available for sale on October 6, 1999.

(d) Units were made available for sale on May 22, 2000.

(e) Units were made available for sale on September 22, 2000.

(f) Units were made available for sale on October 22, 2001.

(g) A substitution of the BT Equity 500 Index Portfolio for EQ/Equity 500 Index Portfolio occurred on October 6, 2000.

(h) A substitution of the EQ/Evergreen Foundation, EQ/Putnam Balanced and Mercury World Strategy Portfolios for AXA Moderate Allocation Portfolio for Alliance Investors occurred on May 18, 2001 (See Note 5).

(i) A substitution of the T. Rowe Price Equity Income Portfolio for the EQ/Bernstein Diversified Value Portfolio occurred on May 18, 2001 (See
    Note 5).

(j) Units were made available for sale on January 14, 2002.

(k) A substitution of EQ/AXP New Dimensions Portfolio for EQ/Capital Guardian U.S. Equity occurred on July 12, 2002 (See Note 5).

(l) A substitution of EQ/AXP Strategy Aggressive Portfolio for EQ/Alliance Small Cap Growth occurred on July 12, 2002 (See Note 5).

(m) A substitution of EQ/MFS Research Portfolio for the EQ/Capital Guardian Research Portfolio occurred on November 22, 2002 (See Note 5).

(n) A substitution of EQ/Alliance Global Portfolio for the EQ/Alliance International Portfolio occurred on November 22, 2002 (See Note 5).

(o) A substitution of EQ/Alliance Growth Investors Portfolio for the AXA Moderate Allocation Portfolio occurred on November 22, 2002 (See Note 5).

(p) A substitution of EQ/International Equity Index for EQ/Alliance International occurred on May 2, 2003 (See Note 5).

(q) Units were made available on October 20, 2003.

(r) Units were made available on June 20, 2003.

(s) A substitution of EQ/T. Rowe Price International Portfolio for EQ/Mercury International Value Portfolio occurred on April 26, 2002 (See Note 5).

                                     FSA-62

THE EQUITABLE LIFE ASSURANCE SOCIETY OF THE UNITED STATES
SEPARATE ACCOUNT A

NOTES TO FINANCIAL STATEMENTS (Concluded)

December 31, 2003


7. Accumulation Unit Values (Concluded)

* Expenses as percentage of average net assets (0.50%, 0.70%, 0.74%, 0.90%, 0.95%, 1.20%, 1.34%, 1.35%, 1.40%, 1.45% and 1.49% annualized) consisting primarily of mortality and expense charges, for each period indicated. The ratios included only those expenses that result in a direct reduction to unit values. Charges made directly to contract owner account through the redemption of units and expenses of the underlying fund have been excluded. The summary may not reflect the minimum and maximum contract charges offered by the Company as contractowners may not have selected all available and applicable contract options.

** The Investment Income ratio represents the dividends, excluding distributions of capital gains, received by the Account from the underlying mutual fund, net of trust fees and expenses divided by the average net assets. These ratios exclude those expenses, such as asset-based charges, that result in direct reductions in the unit values. The recognition of investment income by the Account is affected by the timing of the declaration of dividends by the underlying fund in which the Account invests.

*** These amounts represent the total return for the periods indicated, including changes in the value of the underlying fund, and expenses assessed through the reduction of unit values. These ratios do not include any expenses assessed through the redemption of units. Investment options with a date notation indicate the effective date of that investment option in the variable account. The total return is calculated for each period indicated from the effective date through the end of the reporting period.

                                     FSA-63

                         REPORT OF INDEPENDENT AUDITORS





To the Board of Directors and Shareholder of The Equitable Life Assurance Society of the United States


In our opinion, the accompanying consolidated balance sheets and the related consolidated statement of earnings, of shareholder's equity and comprehensive income and of cash flows present fairly, in all material respects, the financial position of The Equitable Life Assurance Society of the United States and its subsidiaries ("Equitable Life") at December 31, 2003 and December 31, 2002, and the results of their operations and their cash flows for each of the three years in the period ended December 31, 2003 in conformity with accounting principles generally accepted in the United States of America. These financial statements are the responsibility of Equitable Life's management; our responsibility is to express an opinion on these financial statements based on our audits. We conducted our audits of these statements in accordance with auditing standards generally accepted in the United States of America, which require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements, assessing the accounting principles used and significant estimates made by management, and evaluating the overall financial statement presentation. We believe that our audits provide a reasonable basis for our opinion.




/s/ PricewaterhouseCoopers LLP
New York, New York

March 9, 2004

            THE EQUITABLE LIFE ASSURANCE SOCIETY OF THE UNITED STATES
                           CONSOLIDATED BALANCE SHEETS
                           DECEMBER 31, 2003 AND 2002

                                                                               December 31,         December 31,
                                                                                   2003                 2002
                                                                              -----------------    -----------------
                                                                                         (In Millions)
ASSETS
Investments:
  Fixed maturities available for sale, at estimated fair value..............  $    29,095.5        $    26,278.9
  Mortgage loans on real estate.............................................        3,503.1              3,746.2
  Equity real estate, held for the production of income.....................          656.5                717.3
  Policy loans..............................................................        3,894.3              4,035.6
  Other equity investments..................................................          789.1                720.3
  Other invested assets.....................................................        1,101.6              1,327.6
                                                                              -----------------    -----------------
      Total investments.....................................................       39,040.1             36,825.9
Cash and cash equivalents...................................................          722.7                269.6
Cash and securities segregated, at estimated fair value.....................        1,285.8              1,174.3
Broker-dealer related receivables...........................................        2,284.7              1,446.2
Deferred policy acquisition costs...........................................        6,290.4              5,801.0
Goodwill and other intangible assets, net...................................        3,513.4              3,503.8
Amounts due from reinsurers.................................................        2,460.4              2,351.7
Loans to affiliates, at estimated fair value................................          400.0                413.0
Other assets................................................................        3,829.7              4,028.7
Separate Accounts' assets...................................................       54,438.1             39,012.1
                                                                              -----------------    -----------------

Total Assets................................................................  $   114,265.3        $    94,826.3
                                                                              =================    =================

LIABILITIES
Policyholders' account balances.............................................  $    25,307.7        $    23,037.5
Future policy benefits and other policyholders liabilities..................       13,934.7             13,975.7
Broker-dealer related payables..............................................        1,261.8                731.0
Customers related payables..................................................        1,897.5              1,566.8
Amounts due to reinsurers...................................................          936.5                867.5
Short-term and long-term debt...............................................        1,253.2              1,274.7
Federal income taxes payable................................................        2,362.8              2,006.4
Other liabilities...........................................................        2,006.9              1,751.8
Separate Accounts' liabilities..............................................       54,300.6             38,883.8
Minority interest in equity of consolidated subsidiaries....................        1,744.9              1,816.6
Minority interest subject to redemption rights..............................          488.1                515.4
                                                                              -----------------    -----------------
      Total liabilities.....................................................      105,494.7             86,427.2
                                                                              -----------------    -----------------

Commitments and contingencies (Notes 12, 14, 15, 16 and 17)

SHAREHOLDER'S EQUITY
Common stock, $1.25 par value, 2.0 million shares authorized,
  issued and outstanding....................................................            2.5                  2.5
Capital in excess of par value..............................................        4,848.2              4,812.8
Retained earnings...........................................................        3,027.1              2,902.7
Accumulated other comprehensive income......................................          892.8                681.1
                                                                              -----------------    -----------------
      Total shareholder's equity............................................        8,770.6              8,399.1
                                                                              -----------------    -----------------

Total Liabilities and Shareholder's Equity..................................  $   114,265.3        $    94,826.3
                                                                              =================    =================

                 See Notes to Consolidated Financial Statements.

            THE EQUITABLE LIFE ASSURANCE SOCIETY OF THE UNITED STATES
                       CONSOLIDATED STATEMENTS OF EARNINGS
                  YEARS ENDED DECEMBER 31, 2003, 2002 AND 2001

                                                                      2003               2002               2001
                                                                -----------------  -----------------  -----------------
                                                                                    (In Millions)

REVENUES
Universal life and investment-type product
  policy fee income...........................................   $    1,376.7       $     1,315.5      $     1,342.3
Premiums......................................................          889.4               945.2            1,019.9
Net investment income.........................................        2,386.9             2,377.2            2,404.3
Investment losses, net........................................          (62.3)             (278.5)            (207.3)
Commissions, fees and other income............................        2,811.8             2,987.6            3,108.5
                                                                -----------------  -----------------  -----------------
      Total revenues..........................................        7,402.5             7,347.0            7,667.7
                                                                -----------------  -----------------  -----------------

BENEFITS AND OTHER DEDUCTIONS
Policyholders' benefits.......................................        1,708.2             2,036.0            1,888.8
Interest credited to policyholders' account balances..........          969.7               972.5              981.7
Compensation and benefits.....................................        1,327.0             1,244.3            1,307.1
Commissions...................................................          991.9               788.8              742.1
Distribution plan payments....................................          370.6               392.8              429.1
Amortization of deferred sales commissions....................          208.6               229.0              230.8
Interest expense..............................................           82.3                95.7              102.6
Amortization of deferred policy acquisition costs.............          434.6               296.7              287.9
Capitalization of deferred policy acquisition costs...........         (990.7)             (754.8)            (746.4)
Rent expense..................................................          165.8               168.8              157.5
Amortization of goodwill and other intangible assets, net.....           21.9                21.2              178.2
Alliance charge for mutual fund matters and legal
  proceedings.................................................          330.0                 -                  -
Other operating costs and expenses............................          832.4               827.4              815.4
                                                                -----------------  -----------------  -----------------
      Total benefits and other deductions.....................        6,452.3             6,318.4            6,374.8
                                                                -----------------  -----------------  -----------------

Earnings from continuing operations before Federal
  income taxes and minority interest..........................          950.2             1,028.6            1,292.9
Federal income tax expense....................................         (240.5)              (50.9)            (316.2)
Minority interest in net income of consolidated subsidiaries..         (188.7)             (362.8)            (370.1)
                                                                -----------------  -----------------  -----------------

Earnings from continuing operations...........................          521.0               614.9              606.6
Earnings from discontinued operations, net of Federal
    income taxes..............................................            3.4                 5.6               43.9
Cumulative effect of accounting changes, net of Federal
    income taxes..............................................            -                 (33.1)              (3.5)
                                                                -----------------  -----------------  -----------------
Net Earnings..................................................   $      524.4       $       587.4      $       647.0
                                                                =================  =================  =================






                 See Notes to Consolidated Financial Statements.

            THE EQUITABLE LIFE ASSURANCE SOCIETY OF THE UNITED STATES CONSOLIDATED STATEMENTS OF SHAREHOLDER'S EQUITY AND COMPREHENSIVE INCOME
                  YEARS ENDED DECEMBER 31, 2003, 2002 AND 2001

                                                                         2003               2002               2001
                                                                   -----------------   ----------------   ----------------
                                                                                       (In Millions)

Common stock, at par value, beginning and end of year.........      $         2.5       $        2.5       $        2.5
                                                                   -----------------   ----------------   ----------------

Capital in excess of par value, beginning of year as previously
   reported...................................................            4,753.8            4,694.6            4,723.8
Prior period adjustment related to deferred Federal
    income taxes..............................................               59.0               59.0               59.0
                                                                   -----------------   ----------------   ----------------
Capital in excess of par value, beginning of year as restated.            4,812.8            4,753.6            4,782.8
Increase (decrease) in paid in capital in excess of par value.               35.4               59.2              (29.2)
                                                                   -----------------   ----------------   ----------------
Capital in excess of par value, end of year...................            4,848.2            4,812.8            4,753.6
                                                                   -----------------   ----------------   ----------------

Retained earnings, beginning of year as previously reported...            2,740.6            2,653.2            3,706.2
Prior period adjustment related to deferred Federal
   income taxes...............................................              162.1              162.1              162.1
                                                                   -----------------   ----------------   ----------------
Retained earnings, beginning of year as restated..............            2,902.7            2,815.3            3,868.3
Net earnings..................................................              524.4              587.4              647.0
Shareholder dividends paid....................................             (400.0)            (500.0)          (1,700.0)
                                                                   -----------------   ----------------   ----------------
Retained earnings, end of year................................            3,027.1            2,902.7            2,815.3
                                                                   -----------------   ----------------   ----------------

Accumulated other comprehensive income ,
  beginning of year...........................................              681.1              215.4               12.8
Other comprehensive income....................................              211.7              465.7              202.6
                                                                   -----------------   ----------------   ----------------
Accumulated other comprehensive income, end of year...........              892.8              681.1              215.4
                                                                   -----------------   ----------------   ----------------

Total Shareholder's Equity, End of Year.......................      $     8,770.6       $    8,399.1       $    7,786.8
                                                                   =================   ================   ================

COMPREHENSIVE INCOME
Net earnings..................................................      $       524.4       $      587.4       $      647.0
                                                                   -----------------   ----------------   ----------------
Change in unrealized gains (losses), net of reclassification
   adjustments................................................              211.7              465.6              202.6
Minimum pension liability adjustment..........................                -                   .1                -
                                                                   -----------------   ----------------   ----------------
Other comprehensive income....................................              211.7              465.7              202.6
                                                                   -----------------   ----------------   ----------------
Comprehensive Income..........................................      $       736.1       $    1,053.1       $      849.6
                                                                   =================   ================   ================












                 See Notes to Consolidated Financial Statements.

            THE EQUITABLE LIFE ASSURANCE SOCIETY OF THE UNITED STATES
                      CONSOLIDATED STATEMENTS OF CASH FLOWS
                  YEARS ENDED DECEMBER 31, 2003, 2002 AND 2001

                                                                       2003                2002               2001
                                                                 -----------------   -----------------  -----------------
                                                                                      (In Millions)

Net earnings..................................................    $       524.4       $      587.4       $       647.0
Adjustments to reconcile net earnings to net cash provided
  by operating activities:
  Interest credited to policyholders' account balances........            969.7              972.5               981.7
  Universal life and investment-type product
    policy fee income.........................................         (1,376.7)          (1,315.5)           (1,342.3)
  Net change in broker-dealer and customer related
    receivables/payables......................................             22.5             (237.3)              181.0
  Investment losses, net......................................             62.3              278.5               207.3
  Change in deferred policy acquisition costs.................           (556.1)            (458.1)             (458.5)
  Change in future policy benefits............................            (97.4)             218.0               (15.1)
  Change in property and equipment............................            (55.8)             (76.6)             (229.2)
  Change in Federal income tax payable........................            246.3               93.3              (231.5)
  Change in accounts payable and accrued expenses.............            276.8               (8.9)              (36.8)
  Change in segregated cash and securities, net...............           (111.5)             240.8              (108.8)
  Minority interest in net income of consolidated
     subsidiaries.............................................            188.7              362.8               370.1
  Change in fair value of guaranteed minimum income
     benefit reinsurance contracts............................             91.0             (120.0)                -
  Amortization of deferred sales commissions..................            208.6              229.0               230.8
  Amortization of goodwill and other intangible assets, net...             21.9               21.2               178.2
  Other, net..................................................            272.6             (114.2)              121.9
                                                                 -----------------   -----------------  -----------------

Net cash provided by operating activities.....................            687.3              672.9               495.8
                                                                 -----------------   -----------------  -----------------

Cash flows from investing activities:
  Maturities and repayments...................................          4,216.4            2,996.0             2,454.6
  Sales.......................................................          4,818.2            8,035.9             9,285.2
  Purchases...................................................        (11,457.9)         (12,709.0)          (11,833.0)
  Change in short-term investments............................            334.3             (568.9)              211.8
  Acquisition of subsidiary ..................................              -               (249.7)                -
  Loans to affiliates.........................................              -                  -                (400.0)
  Other, net..................................................             89.3              126.6               (80.3)
                                                                 -----------------   -----------------  -----------------

Net cash used by investing activities.........................         (1,999.7)          (2,369.1)             (361.7)
                                                                 -----------------   -----------------  -----------------

Cash flows from financing activities:
  Policyholders' account balances:
     Deposits.................................................          5,639.1            4,328.5             3,198.8
     Withdrawals and transfers to Separate Accounts...........         (3,181.1)          (2,022.9)           (2,458.1)
  Net change in short-term financings.........................            (22.1)            (201.2)             (552.8)
  Additions to long-term debt.................................              -                  -                 398.1
  Shareholder dividends paid..................................           (400.0)            (500.0)           (1,700.0)
  Other, net..................................................           (270.4)            (318.6)             (456.9)
                                                                 -----------------   -----------------  -----------------

Net cash provided (used) by financing activities..............          1,765.5            1,285.8            (1,570.9)
                                                                 -----------------   -----------------  -----------------

Change in cash and cash equivalents...........................            453.1             (410.4)           (1,436.8)
Cash and cash equivalents, beginning of year..................            269.6              680.0             2,116.8
                                                                 -----------------   -----------------  -----------------

Cash and Cash Equivalents, End of Year........................    $       722.7       $      269.6       $       680.0
                                                                 =================   =================  =================

            THE EQUITABLE LIFE ASSURANCE SOCIETY OF THE UNITED STATES
                      CONSOLIDATED STATEMENTS OF CASH FLOWS
                  YEARS ENDED DECEMBER 31, 2003, 2002 AND 2001
                                    CONTINUED

                                                                      2003               2002               2001
                                                                -----------------  -----------------  -----------------
                                                                                    (In Millions)


Supplemental cash flow information:
  Interest Paid...............................................   $       91.0       $        80.5      $        82.1
                                                                =================  =================  =================
  Income Taxes (Refunded) Paid................................   $      (45.7)      $      (139.6)     $       524.2
                                                                =================  =================  =================










                 See Notes to Consolidated Financial Statements.

            THE EQUITABLE LIFE ASSURANCE SOCIETY OF THE UNITED STATES

                   NOTES TO CONSOLIDATED FINANCIAL STATEMENTS


1)      ORGANIZATION

        The Equitable Life Assurance Society of the United States ("Equitable Life") is an indirect, wholly owned subsidiary of AXA Financial, Inc. (the "Holding Company," and collectively with its consolidated subsidiaries, "AXA Financial"). Equitable Life's insurance business is conducted principally by Equitable Life and its wholly owned life insurance subsidiary, Equitable of Colorado ("EOC"). Equitable Life's investment management business, which comprises the Investment Services segment, is principally conducted by Alliance Capital Management L.P. ("Alliance").

        In October 2000, Alliance acquired substantially all of the assets and liabilities of SCB Inc., formerly known as Sanford C. Bernstein, Inc. ("Bernstein"). In the fourth quarter of 2002, Equitable Life and its consolidated subsidiaries (collectively, the "Company") acquired 8.16 million units in Alliance ("Alliance Units") at the aggregate market price of $249.7 million from SCB Inc. and SCB Partners, Inc. under a preexisting agreement (see Note 2). Upon completion of this transaction the Company's beneficial ownership in Alliance increased by approximately 3.2%. The Company's consolidated economic interest in Alliance was 42.6% at December 31, 2003, and together with the Holding Company's economic interest in Alliance was approximately 55.5%.

        AXA, a French holding company for an international group of insurance and related financial services companies, has been the Holding Company's largest shareholder since 1992. In 2000, AXA acquired the approximately 40% of outstanding Holding Company common stock ("Common Stock") it did not already own. On January 2, 2001, AXA Merger Corp. ("AXA Merger"), a wholly owned subsidiary of AXA, was merged with and into the Holding Company, resulting in AXA Financial becoming a wholly owned subsidiary of AXA.


2)      SIGNIFICANT ACCOUNTING POLICIES

        Basis of Presentation and Principles of Consolidation
        -----------------------------------------------------

        The preparation of the accompanying consolidated financial statements in conformity with U.S. generally accepted accounting principles ("GAAP") requires management to make estimates and assumptions (including normal, recurring accruals) that affect the reported amounts of assets and liabilities and the disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of revenues and expenses during the reporting period. Actual results could differ from these estimates. The accompanying consolidated financial statements reflect all adjustments necessary in the opinion of management to present fairly the consolidated financial position of the Company and its consolidated results of operations and cash flows for the periods presented.

        The accompanying consolidated financial statements include the accounts of Equitable Life and its subsidiary engaged in insurance related businesses (collectively, the "Insurance Group"); other subsidiaries, principally Alliance; and those investment companies, partnerships and joint ventures in which Equitable Life or its subsidiaries has control and a majority economic interest as well as those variable interest entities ("VIEs") that meet the requirements for consolidation.

        All significant intercompany transactions and balances except those with discontinued operations have been eliminated in consolidation. The years "2003," "2002" and "2001" refer to the years ended December 31, 2003, 2002 and 2001, respectively. Certain reclassifications have been made in the amounts presented for prior periods to conform those periods with the current presentation.

        Prior Period Adjustment
        -----------------------

        A review by Equitable Life in 2003 of Federal income tax assets and liabilities identified an overstatement of the deferred Federal income tax liability related to the years ended December 31, 2000 and earlier. As a result, the Federal income tax liability as of December 31, 2002 has been reduced by $221.1 million, and the consolidated shareholder's equity as of December 31, 2002 and 2001 has been increased by $221.1 million, with no impact on the consolidated statements of earnings for the years ended December 31, 2002 and 2001 or any prior period after the adoption on January 1, 1992 of SFAS No. 109, "Accounting for Income Taxes." This adjustment has been reported in the accompanying financial statements as an increase in consolidated shareholder's equity as of January 1, 2001.

        Closed Block
        ------------

        When it demutualized on July 22, 1992, Equitable Life established a Closed Block for the benefit of certain individual participating policies which were in force on that date. The assets allocated to the Closed Block, together with anticipated revenues from policies included in the Closed Block, were reasonably expected to be sufficient to support such business, including provision for the payment of claims, certain expenses and taxes, and for continuation of dividend scales payable in 1991, assuming the experience underlying such scales continues.

        Assets allocated to the Closed Block inure solely to the benefit of the Closed Block policyholders and will not revert to the benefit of the Holding Company. No reallocation, transfer, borrowing or lending of assets can be made between the Closed Block and other portions of Equitable Life's General Account, any of its Separate Accounts or any affiliate of Equitable Life without the approval of the New York Superintendent of Insurance (the "Superintendent"). Closed Block assets and liabilities are carried on the same basis as similar assets and liabilities held in the General Account. The excess of Closed Block liabilities over Closed Block assets represents the expected future post-tax contribution from the Closed Block which would be recognized in income over the period the policies and contracts in the Closed Block remain in force.

        Other Discontinued Operations
        -----------------------------

        In 1991, management discontinued the business of certain pension operations ("Other Discontinued Operations"). Other Discontinued Operations at December 31, 2003 principally consists of the group non-participating wind-up annuities ("Wind-Up Annuities"), for which a premium deficiency reserve has been established. Management reviews the adequacy of the allowance for future losses each quarter and makes adjustments when necessary. Management believes the allowance for future losses at December 31, 2003 is adequate to provide for all future losses; however, the quarterly allowance review continues to involve numerous estimates and subjective judgments regarding the expected performance of invested assets ("Discontinued Operations Investment Assets") held by Other Discontinued Operations. There can be no assurance the losses provided for will not differ from the losses ultimately realized. To the extent actual results or future projections of the Other Discontinued Operations differ from management's current best estimates and assumptions underlying the allowance for future losses, the difference would be reflected in the consolidated statements of earnings in Other Discontinued Operations. See Note 8.

        Accounting Changes
        ------------------

        In January 2003, the Financial Accounting Standards Board (the "FASB") issued Interpretation ("FIN") No. 46, "Consolidation of Variable Interest Entities". FIN No. 46 addresses when it is appropriate to consolidate financial interests in a VIE, a new term to define a business structure that either (i) does not have equity investors with voting or other similar rights or (ii) has equity investors that do not provide sufficient financial resources to support its activities. For entities with these characteristics, including many formerly known as special purpose entities ("SPEs"), FIN No. 46 imposes a consolidation standard that focuses on the relative exposures of the participants to the economic risks and rewards from the net assets of the VIE rather than on ownership of its voting interests, if any, to determine whether a parent-subsidiary relationship exists. Under FIN No. 46, the party with a majority of the economic risks or rewards associated with a VIE's activities, including those conveyed by guarantees, commitments, derivatives, credit enhancements, and similar instruments or obligations, is the "primary beneficiary" and, therefore, is required to consolidate the VIE.

        Transition to the consolidation requirements of FIN No. 46 began in first quarter 2003, with immediate application to all new VIEs created after January 31, 2003, and was expected to be followed by application beginning in third quarter 2003 to all existing VIEs. However, in October 2003, the FASB deferred the latter transition date to December 31, 2003 and, likewise, extended the related transitional requirements to disclose if it is "reasonably possible" that a company will have a significant, but not necessarily consolidated, variable interest in a VIE when the consolidation requirements become effective. On December 24, 2003, the FASB issued FIN No. 46(Revised) ("FIN No. 46(R)"), containing significant modifications to the original interpretation issued in January 2003 and delaying the requirement to consolidate all VIEs for which the company's financial interest therein constitutes a primary beneficiary relationship until March 31, 2004. Although the consolidation requirements of FIN No. 46(R) generally begin in first quarter 2004, no delay was afforded to consolidation of SPEs. However, at December 31, 2003, no entities in which the Company had economic interests were identified as SPEs under the rules previously in effect.

        While FIN No. 46(R) supports the same underlying principle put forth in the original interpretation, it addresses issues that arose as companies analyzed the potential impact of adopting FIN No. 46's consolidation requirements and resolves some of those issues in a manner expected to make implementation less onerous for certain entities with financial interests in VIEs. The most notable departure of FIN No. 46(R) from the original interpretation is the revised treatment of "decision maker" fees (such as asset management fees) to include only their variability in the calculation of a VIE's expected residual returns. Prior to this change, inclusion of decision maker fees on a gross basis created a bias towards consolidation by a decision maker as the recipient of a majority of a VIE's economic rewards unless another party absorbed a majority of the VIE's economic risks.

        At December 31, 2003, the Insurance Group's General Account had VIEs deemed to be significant under FIN No. 46 totaling $105.8 million. VIEs totaling $45.5 million and $60.3 million are reflected in the consolidated balance sheets as fixed maturities (collateralized debt obligations) and other equity investments (principally, investment limited partnerships), respectively, and are subject to ongoing review for impairment in value. These VIEs and approximately $17.1 million of funding commitments to the investment limited partnerships at December 31, 2003 represent the Insurance Group's maximum exposure to loss from its direct involvement with these VIEs. The Insurance Group has no further economic interests in these VIEs in the form of related guarantees, commitments, derivatives, credit enhancements or similar instruments and obligations. As a result of management's review and the FASB's implementation guidance to date, these VIEs are not expected to require consolidation because management has determined that the Insurance Group is not the primary beneficiary.

        Management of Alliance has reviewed its investment management agreements, its investments in and other financial arrangements with certain entities that hold client assets under management of approximately $48 billion. These include certain mutual fund products domiciled in Luxembourg, India, Japan, Singapore and Australia (collectively "Offshore Funds"), hedge funds, structured products, group trusts and joint ventures, to determine the entities that Alliance would be required to consolidate under FIN No. 46(R).

        As a result of its review, which is still ongoing, Alliance's management believes it is reasonably possible that Alliance will be required to consolidate an investment in a joint venture arrangement including the joint venture's funds under management, and one hedge fund as of March 31, 2004. These entities have client assets under management totaling approximately $231 million. However, Alliance's total investment in these entities is approximately $.4 million and its maximum exposure to loss is limited to its investments and prospective investment management fees. Consolidation of these entities would result in increases in Alliance's assets, principally investments, and in its liabilities, principally minority interests in consolidated entities, of approximately $231 million.

        Alliance derives no direct benefit from client assets under management other than investment management fees and cannot utilize those assets in its operations.

        Alliance has significant variable interests in certain other VIEs with approximately $1.1 billion in client assets under management. However, these VIEs do not require consolidation because Alliance's management has determined that Alliance is not the primary beneficiary. Alliance's maximum exposure to loss to these entities is limited to a nominal investment and prospective investment management fees.

        FIN No. 46(R) is highly complex and requires significant estimates and judgments as to its application. Since implementation of the consolidation of VIEs under FIN No. 46(R) generally has been deferred to reporting periods ending after March 15, 2004 and the FASB is continuing to develop guidance on implementation issues, management's assessment of the effect of FIN No. 46(R) is ongoing and its initial conclusions regarding the consolidation of VIEs may change.

        On January 1, 2002, the Company adopted Statement of Financial Accounting Standards ("SFAS") No. 141, "Business Combinations," SFAS No. 142, "Goodwill and Other Intangible Assets," and SFAS No. 144, "Accounting for the Impairment or Disposal of Long-lived Assets". SFAS No. 142 embraced an entirely new approach to accounting for goodwill by eliminating the long-standing requirement for systematic amortization and instead imposing periodic impairment testing to determine whether the fair value of the reporting unit to which the goodwill is ascribed supports its continued recognition. Concurrent with its adoption of SFAS No. 142, the Company ceased to amortize goodwill. Amortization of goodwill and other intangible assets for the year ended December 31, 2001 was approximately $73.4 million, net of minority interest of $104.7 million, of which $7.6 million, net of minority interest of $13.6 million, related to other intangible assets. Net income, excluding goodwill amortization expense, for the year ended December 31, 2001 would have been $712.8 million. The carrying amount of goodwill was $3,140.6 million and $3,112.2 million, respectively, at December 31, 2003 and 2002 and relates solely to the Investment Services segment. No losses resulted in 2003 and 2002 from the annual impairment testing of goodwill and indefinite-lived intangible assets. Amounts presently estimated to be recorded in each of the succeeding five years ending December 31, 2008 for amortization of other intangible assets are not expected to vary significantly from the amount for the full year December 31, 2003 of $9.3 million, net of minority interest of $12.6 million. Amortization of other intangible assets for the year ended December 31, 2002 was $8.6 million, net of minority interest of $12.6 million. The gross carrying amount and accumulated amortization of other intangible assets were $534.8 million and $162.0 million, respectively, at December 31, 2003 and $531.7 million and $140.1 million, respectively, at December 31, 2002. SFAS No. 144 retains many of the fundamental recognition and measurement provisions previously required by SFAS No. 121, "Accounting for the Impairment of Long-Lived Assets to be Disposed of," except for the removal of goodwill from its scope, inclusion of specific guidance on cash flow recoverability testing and the criteria that must be met to classify a long-lived asset as held-for-sale. SFAS No. 141 and No. 144 had no material impact on the results of operations or financial position of the Company upon their adoption on January 1, 2002.

        Effective January 1, 2002, the Company changed its method of accounting for liabilities associated with variable annuity contracts that contain guaranteed minimum death benefit ("GMDB") and guaranteed minimum income benefit ("GMIB") features, to establish reserves for the Company's estimated obligations associated with these features. The method was changed to achieve a better matching of revenues and expenses. The initial impact of adoption as of January 1, 2002 resulted in a charge of $33.1 million for the cumulative effect of this accounting change, net of Federal income taxes of $17.9 million, in the consolidated statements of earnings. Prior to the adoption of this accounting change, benefits under these features were expensed as incurred. The impact of this change was to reduce Earnings from continuing operations in 2002 by $113.0 million, net of Federal income taxes of $61.0 million. The pro-forma effect of retroactive application of this change on 2001 results of operations was not material.

        On January 1, 2001, the Company adopted SFAS No. 133, as amended, that established new accounting and reporting standards for all derivative instruments, including certain derivatives embedded in other contracts, and for hedging activities. With respect to free-standing derivative positions, at January 1, 2001, the Company recorded a cumulative-effect-type charge to earnings of $3.5 million to recognize the difference between the carrying values and fair values. With respect to embedded derivatives, the Company elected a January 1, 1999 transition date, thereby effectively "grandfathering" existing accounting for derivatives embedded in hybrid instruments. As a consequence of this election, coupled with interpretive guidance specifically related to insurance contracts and features, adoption of the new requirements for embedded derivatives had no material impact on the Company's results of operations or its financial position. None of the Company's derivatives were designated as qualifying hedges under SFAS No. 133 and, consequently, required mark-to-market accounting through earnings for changes in their fair values beginning January 1, 2001. Upon its adoption of SFAS No. 133, the Company reclassified $256.7 million of held-to-maturity securities as available-for-sale. This reclassification resulted in an after-tax cumulative-effect-type adjustment of $8.9 million in other comprehensive income, representing the after-tax unrealized gain on these securities at January 1, 2001.

        In June 2002, the FASB issued SFAS No. 146, "Accounting for Costs Associated with Exit or Disposal Activities". SFAS No. 146 established financial accounting and reporting standards for costs associated with exit or disposal activities initiated after December 31, 2002 and nullifies Emerging Issues Task Force Issue No. 94-3, "Liability Recognition for Certain Employee Termination Benefits and Other Costs to Exit an Activity (including Certain Costs Incurred in a Restructuring)". SFAS No. 146 requires that a liability for a cost associated with an exit or disposal activity is recognized only when the liability is incurred and measured initially at fair value. However, the cost of termination benefits provided under the terms of an ongoing benefit arrangement, such as a standard severance offering based on years of service, continues to be covered by other accounting pronouncements and is unchanged by SFAS No. 146. No material impact on the results of operations or financial position of the Company resulted in 2003 from compliance with these new recognition and measurement provisions.

        In November 2002, the FASB issued FIN No. 45, "Guarantor's Accounting and Disclosure Requirements for Guarantees, Including Indirect Guarantees of Indebtedness of Others". FIN No. 45 addresses the disclosures made by a guarantor in its interim and annual financial statements about obligations under guarantees. FIN No. 45 also clarifies the requirements related to the recognition of a liability by a guarantor at the inception of a guarantee for the obligations that the guarantor has undertaken in issuing that guarantee. The fair value reporting provisions of FIN No. 45 were applied on a prospective basis to guarantees issued or modified after December 31, 2002. The disclosure requirements were effective for financial statements of interim or annual periods ending after December 15, 2002 (see Note 15). The initial recognition and initial measurement provisions were applied only on a prospective basis to guarantees issued or modified after December 31, 2002 and had no material impact on the Company's results of operations or financial position upon adoption.

        The Company adopted SFAS No. 150, "Accounting for Certain Financial Instruments with Characteristics of both Liabilities and Equity," which was effective for financial instruments entered into or modified after May 31, 2003, and otherwise was effective at the beginning of the first interim period beginning after June 15, 2003. SFAS No. 150 establishes standards for classification and measurement of certain financial instruments with characteristics of both liabilities and equity in the statement of financial position. SFAS No. 150 had no material impact on the Company's results of operations or financial position upon adoption.

        New Accounting Pronouncements
        -----------------------------

        In July 2003, the American Institute of Certified Public Accountants ("AICPA") issued Statement of Position ("SOP") 03-1, "Accounting and Reporting by Insurance Enterprises for Certain Nontraditional Long-Duration Contracts and for Separate Accounts". SOP 03-1 is effective as of January 1, 2004, and will require a change in the Company's accounting policies relating to (a) general account interests in separate accounts, (b) assets and liabilities associated with market value-adjusted annuities, (c) liabilities related to group pension participating contracts, and (d) liabilities related to certain mortality and annuitization benefits, such as the no lapse guarantee feature contained in variable and universal life contracts. The method of accounting that the Company adopted in 2002 for GMDB and GMIB liabilities is consistent with the requirements of SOP 03-1. Management expects that the impact of adopting SOP 03-1 on January 1, 2004 will result in a one-time decrease to net earnings of approximately $(1.0) million related to the cumulative effect of the required changes in accounting. Approximately $12.5 million of the cumulative effect adjustment represents a reclassification of investment income previously reported in the consolidated statements of earnings to unrealized gains included in other comprehensive income. Therefore, shareholders' equity is expected to increase approximately $11.5 million as a result of the implementation of SOP 03-1. The determination of liabilities associated with group pension participating contracts and mortality and annuitization benefits, as well as related impacts on deferred acquisition costs, is based on models that involve numerous estimates and subjective judgments. There can be no assurance that the ultimate actual experience will not differ from management's estimates.

        Investments
        -----------

        The carrying values of fixed maturities identified as available for sale are reported at estimated fair value. Changes in estimated fair value are reported in comprehensive income. The amortized cost of fixed maturities is adjusted for impairments in value deemed to be other than temporary.

        Mortgage loans on real estate are stated at unpaid principal balances, net of unamortized discounts and valuation allowances. Valuation allowances are based on the present value of expected future cash flows discounted at the loan's original effective interest rate or on its collateral value if the loan is collateral dependent. However, if foreclosure is or becomes probable, the collateral value measurement method is used.

        Impaired mortgage loans without provision for losses are loans where the fair value of the collateral or the net present value of the expected future cash flows related to the loan equals or exceeds the recorded investment.

        Interest income earned on loans where the collateral value is used to measure impairment is recorded on a cash basis. Interest income on loans where the present value method is used to measure impairment is accrued on the net carrying value amount of the loan at the interest rate used to discount the cash flows. Changes in the present value attributable to changes in the amount or timing of expected cash flows are reported as investment gains or losses.

        Real estate held for the production of income, including real estate acquired in satisfaction of debt, is stated at depreciated cost less valuation allowances. At the date of foreclosure (including in-substance foreclosure), real estate acquired in satisfaction of debt is valued at estimated fair value. Impaired real estate is written down to fair value with the impairment loss being included in investment gains (losses), net.

        Depreciation of real estate held for production of income is computed using the straight-line method over the estimated useful lives of the properties, which generally range from 40 to 50 years.

        Real estate investments meeting the following criteria are classified as real estate held-for-sale:


           o Management having the authority to approve the action commits the organization to a plan to sell the property.

           o The property is available for immediate sale in its present condition subject only to terms that are usual and customary for the sale of such assets.

           o An active program to locate a buyer and other actions required to complete the plan to sell the asset have been initiated and are continuing.

           o The sale of the asset is probable and transfer of the asset is expected to qualify for recognition as a completed sale within one year.

           o The asset is being actively marketed for sale at a price that is reasonable in relation to its current fair value.

           o Actions required to complete the plan indicate that it is unlikely that significant changes to the plan will be made or that the plan will be withdrawn.

        Real estate held-for-sale is stated at depreciated cost less valuation allowances. Valuation allowances on real estate held-for-sale are computed using the lower of depreciated cost or current estimated fair value, net of disposition costs. Depreciation is discontinued on real estate held-for-sale.

        In the fourth quarter of 2003, three real estate investments met the criteria of real estate held-for-sale. As a result, the Company transferred these investments with a total carrying value of $56.9 million from real estate held for the production of income to real estate held-for-sale. This amount is included in the Other assets line in the 2003 consolidated balance sheet. The results of operations for these properties in each of the three years ended December 31, 2003 were not significant.

        Valuation allowances are netted against the asset categories to which they apply.

        Policy loans are stated at unpaid principal balances.

        Partnerships, investment companies and joint venture interests in which the Company has control and a majority economic interest (that is, greater than 50% of the economic return generated by the entity) or those that meet FIN No. 46(R) requirements for consolidation are consolidated; those in which the Company does not have control and a majority economic interest and those that do not meet FIN No. 46(R) requirements for consolidation are reported on the equity basis of accounting and are included either with equity real estate or other equity investments, as appropriate.

        Equity securities include common stock and non-redeemable preferred stock classified as either trading or available for sale securities, are carried at estimated fair value and are included in other equity investments.

        Short-term investments are stated at amortized cost which approximates fair value and are included with other invested assets.

        Cash and cash equivalents includes cash on hand, amounts due from banks and highly liquid debt instruments purchased with an original maturity of three months or less.

        All securities owned as well as United States government and agency securities, mortgage-backed securities, futures and forwards transactions are recorded in the consolidated financial statements on a trade date basis.

        Net Investment Income, Investment Gains (Losses), Net and Unrealized
        --------------------------------------------------------------------
        Investment Gains (Losses)
        ------------------------

        Net investment income and realized investment gains (losses), net (together "investment results") related to certain participating group annuity contracts which are passed through to the contractholders are offset by amounts reflected as interest credited to policyholders' account balances.

        Realized investment gains (losses) are determined by identification with the specific asset and are presented as a component of revenue. Changes in the valuation allowances are included in investment gains or losses.

        Realized and unrealized holding gains (losses) on trading securities are reflected in net investment income.

        Unrealized investment gains and losses on fixed maturities and equity securities available for sale held by the Company are accounted for as a separate component of accumulated comprehensive income, net of related deferred Federal income taxes, amounts attributable to Other Discontinued Operations, Closed Block policyholders dividend obligation, participating group annuity contracts and deferred policy acquisition costs ("DAC") related to universal life and investment-type products and participating traditional life contracts.

        Recognition of Insurance Income and Related Expenses
        ----------------------------------------------------

        Premiums from universal life and investment-type contracts are reported as deposits to policyholders' account balances. Revenues from these contracts consist of amounts assessed during the period against policyholders' account balances for mortality charges, policy administration charges and surrender charges. Policy benefits and claims that are charged to expense include benefit claims incurred in the period in excess of related policyholders' account balances.

        Premiums from participating and non-participating traditional life and annuity policies with life contingencies generally are recognized as income when due. Benefits and expenses are matched with such income so as to result in the recognition of profits over the life of the contracts. This match is accomplished by means of the provision for liabilities for future policy benefits and the deferral and subsequent amortization of policy acquisition costs.

        For contracts with a single premium or a limited number of premium payments due over a significantly shorter period than the total period over which benefits are provided, premiums are recorded as income when due with any excess profit deferred and recognized in income in a constant relationship to insurance in-force or, for annuities, the amount of expected future benefit payments.

        Premiums from individual health contracts are recognized as income over the period to which the premiums relate in proportion to the amount of insurance protection provided.

        Deferred Policy Acquisition Costs
        ---------------------------------

        Acquisition costs that vary with and are primarily related to the acquisition of new and renewal insurance business, including commissions, underwriting, agency and policy issue expenses, are deferred. DAC is subject to recoverability testing at the time of policy issue and loss recognition testing at the end of each accounting period.

        For universal life products and investment-type products, DAC is amortized over the expected total life of the contract group as a constant percentage of estimated gross profits arising principally from investment results, Separate Account fees, mortality and expense margins and surrender charges based on historical and anticipated future experience, updated at the end of each accounting period. The effect on the amortization of DAC of revisions to estimated gross profits is reflected in earnings in the period such estimated gross profits are revised. A decrease in expected gross profits would accelerate DAC amortization. Conversely, an increase in expected gross profits would slow DAC amortization. The effect on the DAC asset that would result from realization of unrealized gains (losses) is recognized with an offset to accumulated comprehensive income in consolidated shareholders' equity as of the balance sheet date.

        A significant assumption in the amortization of DAC on variable and interest-sensitive life insurance and variable annuities relates to projected future Separate Account performance. Expected future gross profit assumptions related to Separate Account performance are set by management using a long-term view of expected average market returns by applying a reversion to the mean approach. In applying this approach to develop estimates of future returns, it is assumed that the market will return to an average gross long-term return estimate, developed with reference to historical long-term equity market performance and subject to assessment of the reasonableness of resulting estimates of future return assumptions. For purposes of making this reasonableness assessment, management has set limitations as to maximum and minimum future rate of return assumptions, as well as a limitation on the duration of use of these maximum or minimum rates of return. Currently, the average gross long-term annual return estimate is 9.0% (7.05% net of product weighted average Separate Account fees), and the gross maximum and minimum annual rate of return limitations are 15.0% (13.05% net of product weighted average Separate Account fees) and 0% (-1.95% net of product weighted average Separate Account fees), respectively. The maximum duration over which these rate limitations may be applied is 5 years. This approach will continue to be applied in future periods. If actual market returns continue at levels that would result in assuming future market returns of 15% for more than 5 years in order to reach the average gross long-term return estimate, the application of the 5 year maximum duration limitation would result in an acceleration of DAC amortization. Conversely, actual market returns resulting in assumed future market returns of 0% for more than 5 years would result in a required deceleration of DAC amortization. As of December 31, 2003, current projections of future average gross market returns assume a 4.7% return for 2004 which is within the maximum and minimum limitations and assume a reversion to the mean of 9.0% after 1 year.

        In addition, projections of future mortality assumptions related to variable and interest-sensitive life products are based on a long-term average of actual experience. This assumption is updated quarterly to reflect recent experience as it emerges. Improvement of life mortality in future periods from that currently projected would result in future deceleration of DAC amortization. Conversely, deterioration of life mortality in future periods from that currently projected would result in future acceleration of DAC amortization. Generally, life mortality experience has improved in recent periods.

        Other significant assumptions underlying gross profit estimates relate to contract persistency and general account investment spread.

        For participating traditional life policies (substantially all of which are in the Closed Block), DAC is amortized over the expected total life of the contract group as a constant percentage based on the present value of the estimated gross margin amounts expected to be realized over the life of the contracts using the expected investment yield. At December 31, 2003, the average rate of assumed investment yields, excluding policy loans, was 7.9% grading to 7.3% over 7 years. Estimated gross margin includes anticipated premiums and investment results less claims and administrative expenses, changes in the net level premium reserve and expected annual policyholder dividends. The effect on the amortization of DAC of revisions to estimated gross margins is reflected in earnings in the period such estimated gross margins are revised. The effect on the DAC asset that would result from realization of unrealized gains (losses) is recognized with an offset to accumulated comprehensive income in consolidated shareholders' equity as of the balance sheet date.

        For non-participating traditional life policies, DAC is amortized in proportion to anticipated premiums. Assumptions as to anticipated premiums are estimated at the date of policy issue and are consistently applied during the life of the contracts. Deviations from estimated experience are reflected in earnings in the period such deviations occur. For these contracts, the amortization periods generally are for the total life of the policy.

        Policyholders' Account Balances and Future Policy Benefits
        ----------------------------------------------------------

        Policyholders' account balances for universal life and investment-type contracts are equal to the policy account values. The policy account values represent an accumulation of gross premium payments plus credited interest less expense and mortality charges and withdrawals.

        Equitable Life issues certain variable annuity products with a GMDB feature. Equitable Life also issues certain variable annuity products that contain a GMIB feature which, if elected by the policyholder after a stipulated waiting period from contract issuance, guarantees a minimum lifetime annuity based on predetermined annuity purchase rates that may be in excess of what the contract account value can purchase at then-current annuity purchase rates. This minimum lifetime annuity is based on predetermined annuity purchase rates applied to a guaranteed minimum income benefit base. The risk associated with the GMDB and GMIB features is that a protracted under-performance of the financial markets could result in GMDB and GMIB benefits being higher than what accumulated policyholder account balances would support. Reserves for GMDB and GMIB obligations are calculated on the basis of actuarial assumptions related to projected benefits and related contract charges generally over the lives of the contracts using assumptions consistent with those used in estimating gross profits for purposes of amortizing DAC. The determination of this estimated liability is based on models which involve numerous estimates and subjective judgments, including those regarding expected market rates of return and volatility, contract surrender rates, mortality experience, and, for GMIB, GMIB election rates. Assumptions regarding Separate Account performance used for purposes of this calculation are set using a long-term view of expected average market returns by applying a reversion to the mean approach, consistent with that used for DAC amortization. There can be no assurance that ultimate actual experience will not differ from management's estimates.

        The GMIB reinsurance contracts are considered derivatives under SFAS No. 133 and, therefore, are required to be reported in the balance sheet at their fair value. GMIB fair values are reported in the consolidated balance sheets in Other assets. Changes in GMIB fair values are reflected in Commissions, fees and other income in the consolidated statements of earnings. Since there is no readily available market for GMIB reinsurance contracts, the determination of their fair values is based on models which involve numerous estimates and subjective judgments including those regarding expected market rates of return and volatility, GMIB election rates, contract surrender rates and mortality experience. There can be no assurance that ultimate actual experience will not differ from management's estimates.

        For reinsurance contracts other than those covering GMIB exposure, reinsurance recoverable balances are calculated using methodologies and assumptions that are consistent with those used to calculate the direct liabilities.

        For participating traditional life policies, future policy benefit liabilities are calculated using a net level premium method on the basis of actuarial assumptions equal to guaranteed mortality and dividend fund interest rates. The liability for annual dividends represents the accrual of annual dividends earned. Terminal dividends are accrued in proportion to gross margins over the life of the contract.

        For non-participating traditional life insurance policies, future policy benefit liabilities are estimated using a net level premium method on the basis of actuarial assumptions as to mortality, persistency and interest established at policy issue. Assumptions established at policy issue as to mortality and persistency are based on the Insurance Group's experience that, together with interest and expense assumptions, includes a margin for adverse deviation. When the liabilities for future policy benefits plus the present value of expected future gross premiums for a product are insufficient to provide for expected future policy benefits and expenses for that product, DAC is written off and thereafter, if required, a premium deficiency reserve is established by a charge to earnings. Benefit liabilities for traditional annuities during the accumulation period are equal to accumulated contractholders' fund balances and, after annuitization, are equal to the present value of expected future payments. Interest rates used in establishing such liabilities range from 2.0% to 10.9% for life insurance liabilities and from 2.25% to 8.63% for annuity liabilities.

        Individual health benefit liabilities for active lives are estimated using the net level premium method and assumptions as to future morbidity, withdrawals and interest. Benefit liabilities for disabled lives are estimated using the present value of benefits method and experience assumptions as to claim terminations, expenses and interest. While management believes its disability income ("DI") reserves have been calculated on a reasonable basis and are adequate, there can be no assurance reserves will be sufficient to provide for future liabilities.

        Claim reserves and associated liabilities net of reinsurance ceded for individual DI and major medical policies were $69.9 million and $86.0 million at December 31, 2003 and 2002, respectively. At December 31, 2003 and 2002, respectively, $1,109.3 million and $1,088.9 million of DI reserves and associated liabilities were ceded through an indemnity reinsurance agreement principally with a single reinsurer (see Note 12). Incurred benefits (benefits paid plus changes in claim reserves) and benefits paid for individual DI and major medical policies are summarized as follows:

                                                                  2003               2002                2001
                                                            -----------------   ----------------   -----------------
                                                                                 (In Millions)

        Incurred benefits related to current year..........  $        33.8       $       36.6       $       44.0
        Incurred benefits related to prior years...........           (2.8)              (6.3)             (10.6)
                                                            -----------------   ----------------   -----------------
        Total Incurred Benefits............................  $        31.0       $       30.3       $       33.4
                                                            =================   ================   =================

        Benefits paid related to current year..............  $        12.1       $       11.5       $       10.7
        Benefits paid related to prior years...............           34.9               37.2               38.8
                                                            -----------------   ----------------   -----------------
        Total Benefits Paid................................  $        47.0       $       48.7       $       49.5
                                                            =================   ================   =================

        Policyholders' Dividends
        ------------------------
        The amount of policyholders' dividends to be paid (including dividends on policies included in the Closed Block) is determined annually by Equitable Life's board of directors. The aggregate amount of policyholders' dividends is related to actual interest, mortality, morbidity and expense experience for the year and judgment as to the appropriate level of statutory surplus to be retained by Equitable Life.

        At December 31, 2003, participating policies, including those in the Closed Block, represent approximately 18.7% ($34.7 billion) of directly written life insurance in-force, net of amounts ceded.

        Separate Accounts
        -----------------
        Generally, Separate Accounts established under New York State Insurance Law generally are not chargeable with liabilities that arise from any other business of the Insurance Group. Separate Accounts assets are subject to General Account claims only to the extent Separate Accounts assets exceed Separate Accounts liabilities. Assets and liabilities of the Separate Accounts represent the net deposits and accumulated net investment earnings less fees, held primarily for the benefit of contractholders, and for which the Insurance Group does not bear the investment risk. Separate Accounts' assets and liabilities are shown on separate lines in the consolidated balance sheets. The Insurance Group bears the investment risk on assets held in one Separate Account; therefore, such assets are carried on the same basis as similar assets held in the General Account portfolio. Assets held in the other Separate Accounts are carried at quoted market values or, where quoted values are not readily available, at estimated fair values as determined by the Insurance Group.

        The investment results of Separate Accounts on which the Insurance Group does not bear the investment risk are reflected directly in Separate Accounts liabilities and are not reported in revenues in the consolidated statements of earnings. For 2003, 2002 and 2001, investment results of such Separate Accounts were losses of $(466.2) million, $(4,740.7) million and $(2,214.4) million, respectively.

        Deposits to Separate Accounts are reported as increases in Separate Accounts liabilities and are not reported in revenues. Mortality, policy administration and surrender charges on all Separate Accounts are included in revenues.

        Recognition of Investment Management Revenues and Related Expenses
        ------------------------------------------------------------------
        Commissions, fees and other income principally include Investment Management advisory and service fees. Investment Management advisory and services base fees, generally calculated as a percentage, referred to as "basis points", of assets under management for clients, are recorded as revenue as the related services are performed; they include brokerage transactions charges of Sanford C. Bernstein & Co., LLC ("SCB LLC"), a wholly owned subsidiary of Alliance, for substantially all private client transactions and certain institutional investment management client transactions. Certain investment advisory contracts provide for a performance fee, in addition to or in lieu of a base fee, that is calculated as either a percentage of absolute investment results or a percentage of the related investment results in excess of a stated benchmark over a specified period of time. Performance fees are recorded as revenue at the end of the measurement period. Transaction charges earned and related expenses are recorded on a trade date basis. Distribution revenues and shareholder servicing fees are accrued as earned.

        Institutional research services revenue consists of brokerage transaction charges received by SCB LLC and Sanford C. Bernstein Limited, a wholly owned subsidiary of Alliance, for in-depth research and other services provided to institutional investors. Brokerage transaction charges earned and related expenses are recorded on a trade date basis.

        Sales commissions paid to financial intermediaries in connection with the sale of shares of open-end Alliance mutual funds sold without a front-end sales charge are capitalized as deferred sales commissions and amortized over periods not exceeding five and one-half years, the periods of time during which deferred sales commissions are generally recovered from distribution services fees received from those funds and from contingent deferred sales charges ("CDSC") received from shareholders of those funds upon the redemption of their shares. CDSC cash recoveries are recorded as reductions in unamortized deferred sales commissions when received. At December 31, 2003 and 2002, respectively, net deferred sales commissions totaled $387.2 million and $500.9 million and are included within Other assets. The estimated amortization expense of deferred sales commission, based on December 31, 2003 net balance for each of the next five years is approximately $386.0 million.

        Alliance's management tests the deferred sales commission asset for recoverability quarterly, or more often when events or changes in circumstances occur that could significantly increase the risk of impairment of the asset. Alliance's management determines recoverability by estimating undiscounted future cash flows to be realized from this asset, as compared to its recorded amount, as well as the estimated remaining life of the deferred sales commission asset over which undiscounted future cash flows are expected to be received. Undiscounted future cash flows consist of ongoing distribution services fees and CDSC. Distribution services fees are calculated as a percentage of average assets under management related to back-end load shares. CDSC is based on the lower of cost or current value, at the time of redemption, of back-end load shares redeemed and the point at which redeemed during the applicable minimum holding period under the mutual fund distribution system.

        Significant assumptions utilized to estimate future average assets under management of back-end load shares include expected future market levels and redemption rates. Market assumptions are selected using a long-term view of expected average market returns based on historical returns of broad market indices. Future redemption rate assumptions are determined by reference to actual redemption experience over the last five years. These assumptions are updated periodically. Estimates of undiscounted future cash flows and the remaining life of the deferred sales commission asset are made from these assumptions. Alliance's management considers the results of these analyses performed at various dates. If Alliance's management determines in the future that the deferred sales commission asset is not recoverable, an impairment condition would exist and a loss would be measured as the amount by which the recorded amount of the asset exceeds its estimated fair value. Estimated fair value is determined using Alliance's management's best estimate of future cash flows discounted to a present value amount. As such, given the volatility and uncertainty of capital markets and future redemption, Alliance's management believes these to be critical accounting estimates.

        Other Accounting Policies
        -------------------------

        In accordance with regulations of the Securities and Exchange Commission ("SEC"), securities with a fair value of $1.29 billion and $1.17 billion have been segregated in a special reserve bank custody account at December 31, 2003 and 2002, respectively for the exclusive benefit of securities broker-dealer or brokerage customers under Rule 15c3-3 under the Securities Exchange Act of 1934, as amended.

        Intangible assets include costs assigned to contracts of businesses acquired. These costs continue to be amortized on a straight-line basis over estimated useful lives of twenty years.

        Capitalized internal-use software is amortized on a straight-line basis over the estimated useful life of the software.

        The Holding Company and certain of its consolidated subsidiaries, including the Company, file a consolidated Federal income tax return. Current Federal income taxes are charged or credited to operations based upon amounts estimated to be payable or recoverable as a result of taxable operations for the current year. Deferred income tax assets and liabilities are recognized based on the difference between financial statement carrying amounts and income tax bases of assets and liabilities using enacted income tax rates and laws.

        Minority interest subject to redemption rights represents the remaining
        32.6 million of private Alliance Units issued to former Bernstein shareholders in connection with Alliance's acquisition of Bernstein. The Holding Company agreed to provide liquidity to these former Bernstein shareholders after a two-year lock-out period which ended October 2002. The Company acquired 8.16 million of the former Bernstein shareholders' Alliance Units in 2002. The outstanding 32.6 million Alliance Units may be sold to the Holding Company at the prevailing market price over the remaining six years ending in 2009. Generally, not more than 20% of the original Alliance Units issued to the former Bernstein shareholders may be put to the Holding Company in any one annual period.

        The Company accounts for its stock option plans and other stock-based compensation plans in accordance with the provisions of Accounting Principles Board Opinion ("APB") No. 25, "Accounting for Stock Issued to Employees," and related interpretations. In accordance with the opinion, stock option awards result in compensation expense only if the current market price of the underlying stock exceeds the option strike price at the grant date. See Note 22 for the pro forma disclosures required by SFAS No. 123, "Accounting for Stock-Based Compensation," and SFAS No. 148, "Accounting for Stock-Based Compensation-Transition and Disclosure".

3)      INVESTMENTS

        The following tables provide additional information relating to fixed maturities and equity securities:

                                                                   Gross              Gross
                                              Amortized          Unrealized         Unrealized          Estimated
                                                 Cost              Gains              Losses            Fair Value
                                            ---------------   -----------------  -----------------   ---------------
                                                                         (In Millions)

        December 31, 2003
        -----------------
        Fixed Maturities:
          Available for Sale:
            Corporate.....................   $    20,653.7     $    1,726.2       $       84.7       $   22,295.2
            Mortgage-backed...............         3,837.0             57.0               17.4            3,876.6
            U.S. Treasury, government
              and agency securities.......           812.3             58.7                 .5              870.5
            States and political
              subdivisions................           188.2             14.1                2.0              200.3
            Foreign governments...........           248.4             45.9                 .3              294.0
            Redeemable preferred stock....         1,412.0            151.1                4.2            1,558.9
                                            ----------------- -----------------  -----------------  ----------------
              Total Available for Sale....   $    27,151.6     $    2,053.0       $      109.1       $   29,095.5
                                            ================= =================  =================  ================

        Equity Securities:
          Available for sale..............   $        11.6     $        1.2       $         .2       $       12.6
          Trading securities..............             1.9               .6                1.5                1.0
                                            ----------------- -----------------  -----------------  ----------------
        Total Equity Securities...........   $        13.5     $        1.8       $        1.7       $       13.6
                                            ================= =================  =================  ================

        December 31, 2002
        -----------------
        Fixed Maturities:
          Available for Sale:
            Corporate.....................   $    20,084.0     $    1,491.0       $      269.0       $   21,306.0
            Mortgage-backed...............         2,419.2             99.2                -              2,518.4
            U.S. Treasury, government
              and agency securities.......           895.5             84.1                -                979.6
            States and political
              subdivisions................           197.6             17.9                -                215.5
            Foreign governments...........           231.8             37.4                 .8              268.4
            Redeemable preferred stock....           923.7             71.4                4.1              991.0
                                            ----------------- -----------------  -----------------  ----------------
              Total Available for Sale....   $    24,751.8     $    1,801.0       $      273.9       $   26,278.9
                                            ================= =================  =================  ================

        Equity Securities:
          Available for sale..............   $        37.6     $        2.0       $        3.4       $       36.2
          Trading securities..............             3.3               .8                3.0                1.1
                                            ----------------- -----------------  -----------------  ----------------
        Total Equity Securities...........   $        40.9     $        2.8       $        6.4       $       37.3
                                            ================= =================  =================  ================

        For publicly-traded fixed maturities and equity securities, estimated fair value is determined using quoted market prices. For fixed maturities without a readily ascertainable market value, the Company determines estimated fair values using a discounted cash flow approach, including provisions for credit risk, generally based on the assumption such securities will be held to maturity. Such estimated fair values do not necessarily represent the values for which these securities could have been sold at the dates of the consolidated balance sheets. At December 31, 2003 and 2002, securities without a readily ascertainable market value having an amortized cost of $4,462.1 million and $4,899.8 million, respectively, had estimated fair values of $4,779.6 million and $5,137.2 million, respectively.

        The contractual maturity of bonds at December 31, 2003 is shown below:

                                                                                        Available for Sale
                                                                                ------------------------------------
                                                                                   Amortized          Estimated
                                                                                     Cost             Fair Value
                                                                                ----------------   -----------------
                                                                                           (In Millions)

        Due in one year or less................................................  $      495.5       $      514.8
        Due in years two through five..........................................       4,981.3            5,386.0
        Due in years six through ten...........................................       9,760.8           10,595.8
        Due after ten years....................................................       6,665.0            7,163.4
        Mortgage-backed securities.............................................       3,837.0            3,876.6
                                                                                ----------------   -----------------
        Total..................................................................  $   25,739.6       $   27,536.6
                                                                                ================   =================

        Bonds not due at a single maturity date have been included in the above table in the year of final maturity. Actual maturities will differ from contractual maturities because borrowers may have the right to call or prepay obligations with or without call or prepayment penalties.

        The Company's management, with the assistance of its investment advisors, monitors the investment performance of its portfolio. This review process culminates with a quarterly review of certain assets by the Insurance Group's Investments Under Surveillance Committee that evaluates whether any investments are other than temporarily impaired. The review considers an analysis of individual credit metrics of each issuer as well as industry fundamentals and the outlook for the future. Based on the analysis, a determination is made as to the ability of the issuer to service its debt obligations on an ongoing basis. If this ability is deemed to be impaired, then the appropriate provisions are taken.

        The following table discloses fixed maturities (598 fixed maturities) that have been in a continuous unrealized loss position for less than a twelve month period and greater than a twelve month period as of December 31, 2003:

                                       Less than 12 Months             12 Months or Longer                   Total
                                  -------------------------------  ----------------------------   ----------------------------
                                                        Gross                         Gross                          Gross
                                     Estimated       Unrealized     Estimated      Unrealized      Estimated      Unrealized
                                     Fair Value        Losses       Fair Value       Losses        Fair Value       Losses
                                    -------------   -------------  -------------  -------------   -------------  -------------
                                                                         (In Millions)

   Fixed Maturities:
     Corporate.................   $     2,342.9   $       77.6   $       81.0   $        7.1    $    2,423.9    $      84.7
     Mortgage-backed...........         1,406.0           17.4            -              -           1,406.0           17.4
     U.S. Treasury,
       government and agency
       securities..............            28.3             .5            -              -              28.3             .5
     States and political
       subdivisions............            24.2            2.0            -              -              24.2            2.0
     Foreign governments.......             7.4             .3            1.0            -               8.4             .3
     Redeemable
       preferred stock.........            58.5            3.2           14.0            1.0            72.5            4.2
                                  --------------  -------------  -------------  --------------  -------------  ---------------

   Total Temporarily
     Impaired Securities ......   $     3,867.3   $      101.0   $       96.0   $        8.1    $    3,963.3   $      109.1
                                  ==============  =============  =============  ==============  =============  ===============

        The Insurance Group's fixed maturity investment portfolio includes corporate high yield securities consisting of public high yield bonds, redeemable preferred stocks and directly negotiated debt in leveraged buyout transactions. The Insurance Group seeks to minimize the higher than normal credit risks associated with such securities by monitoring concentrations in any single issuer or a particular industry group. These corporate high yield securities are classified as other than investment grade by the various rating agencies, i.e., a rating below Baa3/BBB- or National Association of Insurance Commissioners ("NAIC") designation of 3 (medium grade), 4 or 5 (below investment grade) or 6 (in or near default). At December 31, 2003, approximately

        $1,366.2 million or 5.3% of the $25,739.6 million aggregate amortized cost of bonds held by the Company was considered to be other than investment grade.

        At December 31, 2003, the carrying value of fixed maturities which are non-income producing for the twelve months preceding the consolidated balance sheet date was $53.0 million.

        The Insurance Group holds equity in limited partnership interests and other equity method investments that primarily invest in securities considered to be other than investment grade. The carrying values at December 31, 2003 and 2002 were $775.5 million and $683.0 million, respectively.

        The payment terms of mortgage loans on real estate may from time to time be restructured or modified. The investment in restructured mortgage loans on real estate, based on amortized cost, amounted to $122.4 million and $75.3 million at December 31, 2003 and 2002, respectively. Gross interest income on these loans included in net investment income aggregated $7.8 million, $5.3 million and $3.2 million in 2003, 2002 and 2001, respectively. Gross interest income on restructured mortgage loans on real estate that would have been recorded in accordance with the original terms of such loans amounted to $10.0 million, $6.8 million and $4.2 million in 2003, 2002 and 2001, respectively.

        Impaired mortgage loans along with the related investment valuation allowances for losses follow:

                                                                                         December 31,
                                                                            ----------------------------------------
                                                                                   2003                 2002
                                                                            -------------------  -------------------
                                                                                         (In Millions)

        Impaired mortgage loans with investment valuation allowances.......  $        149.4       $        111.8
        Impaired mortgage loans without investment valuation allowances....            29.1                 20.4
                                                                            -------------------  -------------------
        Recorded investment in impaired mortgage loans.....................           178.5                132.2
        Investment valuation allowances....................................           (18.8)               (23.4)
                                                                            -------------------  -------------------
        Net Impaired Mortgage Loans........................................  $        159.7       $        108.8
                                                                            ===================  ===================

        During 2003, 2002 and 2001, respectively, the Company's average recorded investment in impaired mortgage loans was $180.9 million, $138.1 million and $141.7 million. Interest income recognized on these impaired mortgage loans totaled $12.3 million, $10.0 million and $7.2 million for 2003, 2002 and 2001, respectively.

        Mortgage loans on real estate are placed on nonaccrual status once management believes the collection of accrued interest is doubtful. Once mortgage loans on real estate are classified as nonaccrual loans, interest income is recognized under the cash basis of accounting and the resumption of the interest accrual would commence only after all past due interest has been collected or the mortgage loan on real estate has been restructured to where the collection of interest is considered likely. At December 31, 2003 and 2002, respectively, the carrying value of mortgage loans on real estate that had been classified as nonaccrual loans was $143.2 million and $91.1 million.

        The Insurance Group's investment in equity real estate is through direct ownership and through investments in real estate joint ventures. At December 31, 2003 and 2002, the carrying value of equity real estate held-for-sale amounted to $56.9 million and $107.7 million, respectively. For 2003, 2002 and 2001, respectively, real estate of $2.8 million, $5.6 million and $64.8 million was acquired in satisfaction of debt. At December 31, 2003 and 2002, the Company owned $275.8 million and $268.8 million, respectively, of real estate acquired in satisfaction of debt of which $3.6 million and $2.7 million, respectively, are held as real estate joint ventures.

        Accumulated depreciation on real estate was $189.6 million and $163.6 million at December 31, 2003 and 2002, respectively. Depreciation expense on real estate totaled $38.8 million, $18.0 million and $16.1 million for 2003, 2002 and 2001, respectively.

        Investment valuation allowances for mortgage loans and equity real estate and changes thereto follow:

                                                                        2003               2002                2001
                                                                  -----------------   ----------------   -----------------
                                                                                       (In Millions)

        Balances, beginning of year...........................     $        55.0       $       87.6       $      126.2
        Additions charged to income...........................              12.2               32.5               40.0
        Deductions for writedowns and
          asset dispositions..................................             (15.2)             (65.1)             (78.6)
        Deduction for transfer of real estate held-for-sale
          to real estate held for the production of income....             (31.5)               -                  -
                                                                  -----------------   ----------------   -----------------
        Balances, End of Year.................................     $        20.5       $       55.0       $       87.6
                                                                  =================   ================   =================

        Balances, end of year comprise:
          Mortgage loans on real estate.......................     $        18.8       $       23.4       $       19.3
          Equity real estate..................................               1.7               31.6               68.3
                                                                  -----------------   ----------------   -----------------
        Total.................................................     $        20.5       $       55.0       $       87.6
                                                                  =================   ================   =================


4)      EQUITY METHOD INVESTMENTS

        Included in equity real estate or other equity investments, as appropriate, is the Company's interest in real estate joint ventures, limited partnership interests and investment companies accounted for under the equity method with a total carrying value of $896.9 million and $801.7 million, respectively, at December 31, 2003 and 2002. The Company's total equity in net earnings (losses) for these real estate joint ventures and limited partnership interests was $4.3 million, $(18.3) million and $(111.1) million, respectively, for 2003, 2002 and 2001.

        Summarized below is the combined financial information only for those real estate joint ventures and for those limited partnership interests accounted for under the equity method in which the Company has an investment of $10.0 million or greater and an equity interest of 10% or greater (6 and 7 individual ventures at December 31, 2003 and 2002, respectively) and the Company's carrying value and equity in net earnings for those real estate joint ventures and limited partnership interests:

                                                                                           December 31,
                                                                                ------------------------------------
                                                                                     2003                2002
                                                                                ----------------   -----------------
                                                                                           (In Millions)


        BALANCE SHEETS
        Investments in real estate, at depreciated cost........................  $       551.6      $       550.0
        Investments in securities, generally at estimated fair value...........          204.8              237.5
        Cash and cash equivalents..............................................           37.6               27.9
        Other assets...........................................................           22.8               32.2
                                                                                ----------------   -----------------
        Total Assets...........................................................  $       816.8      $       847.6
                                                                                ================   =================

        Borrowed funds - third party...........................................  $       259.7      $       264.7
        Other liabilities......................................................           19.5               19.2
                                                                                ----------------   -----------------
        Total liabilities......................................................          279.2              283.9
                                                                                ----------------   -----------------

        Partners' capital......................................................          537.6              563.7
                                                                                ----------------   -----------------
        Total Liabilities and Partners' Capital................................  $       816.8      $       847.6
                                                                                ================   =================

        The Company's Carrying Value in These Entities Included Above..........  $       168.8      $       172.3
                                                                                ================   =================

                                                                  2003               2002                2001
                                                            -----------------   ----------------   -----------------
                                                                                 (In Millions)

        STATEMENTS OF EARNINGS
        Revenues of real estate joint ventures.............  $        95.6       $       98.4       $       95.6
        Net revenues (losses) of
          other limited partnership interests..............           26.0              (23.2)              29.8
        Interest expense - third party.....................          (18.0)             (19.8)             (11.5)
        Interest expense - the Company.....................            -                  -                  (.7)
        Other expenses.....................................          (61.7)             (59.3)             (58.2)
                                                            -----------------   ----------------   -----------------
        Net Earnings (Losses)..............................  $        41.9       $       (3.9)      $       55.0
                                                            =================   ================   =================

        The Company's Equity in Net Earnings of These
          Entities Included Above..........................  $         5.0       $       12.8       $       13.2
                                                            =================   ================   =================


5)      NET INVESTMENT INCOME AND INVESTMENT GAINS (LOSSES)

        The sources of net investment income follows:

                                                                  2003               2002                2001
                                                            -----------------   ----------------   -----------------
                                                                                 (In Millions)

        Fixed maturities...................................  $     1,792.6       $    1,755.4       $    1,662.4
        Mortgage loans on real estate......................          279.5              314.8              361.6
        Equity real estate.................................          136.9              153.7              166.2
        Other equity investments...........................           49.3              (45.4)             (53.6)
        Policy loans.......................................          260.1              269.4              268.2
        Other investment income............................           66.8              114.1              216.6
                                                            -----------------   ----------------   -----------------

          Gross investment income..........................        2,585.2            2,562.0            2,621.4

          Investment expenses..............................         (198.3)            (184.8)            (217.1)
                                                            -----------------   ----------------   -----------------

        Net Investment Income..............................  $     2,386.9       $    2,377.2       $    2,404.3
                                                            =================   ================   =================

        Investment (losses) gains including changes in the valuation allowances follow:

                                                                  2003               2002                2001
                                                            -----------------   ----------------   -----------------
                                                                                 (In Millions)

        Fixed maturities...................................  $      (100.7)      $     (374.3)      $     (225.2)
        Mortgage loans on real estate......................            1.3                3.7              (11.4)
        Equity real estate.................................           26.8              101.5               34.5
        Other equity investments...........................            2.0                3.3              (13.0)
        Issuance and sales of Alliance Units...............            -                   .5               (2.3)
        Other..............................................            8.3              (13.2)              10.1
                                                            -----------------   ----------------   -----------------
          Investment Losses, Net...........................  $       (62.3)      $     (278.5)      $     (207.3)
                                                            =================   ================   =================

        Writedowns of fixed maturities amounted to $193.2 million, $312.8 million and $287.5 million for 2003, 2002 and 2001, respectively. Writedowns of mortgage loans on real estate and equity real estate amounted to $5.2 million and zero, respectively, for 2003 and $5.5 million and $5.8 million, respectively, for 2002.

        For 2003, 2002 and 2001, respectively, proceeds received on sales of fixed maturities classified as available for sale amounted to $4,773.5 million, $7,176.3 million and $7,372.3 million. Gross gains of $105.1 million, $108.4 million and $156.2 million and gross losses of $39.5 million, $172.9 million and $115.9 million, respectively, were realized on these sales. The change in unrealized investment gains (losses) related to fixed maturities classified as available for sale for 2003, 2002 and 2001 amounted to $416.8 million, $1,047.8 million and $429.5 million, respectively.

        Net investment income in 2001 included realized gains of $27.1 million on sales of Credit Suisse Group common stock, which was designated as trading account securities and acquired in conjunction with the sale of Donaldson, Lufkin & Jenrette, Inc., formerly a majority owned subsidiary, in 2000.

        In 2003, 2002 and 2001, respectively, net unrealized holding gains (losses) on trading account equity securities of $2.1 million, $.5 million, and $25.0 million were included in net investment income in the consolidated statements of earnings. These trading securities had a carrying value of $1.0 million and $1.1 million and costs of $1.9 million and $3.3 million at December 31, 2003 and 2002, respectively.

        For 2003, 2002 and 2001, investment results passed through to certain participating group annuity contracts as interest credited to policyholders' account balances amounted to $76.5 million, $92.1 million and $96.7 million, respectively.

        Net unrealized investment gains (losses) included in the consolidated balance sheets as a component of accumulated other comprehensive income and the changes for the corresponding years, including Other Discontinued Operations on a line-by-line basis, follow:

                                                                  2003               2002                2001
                                                            -----------------   ----------------   -----------------
                                                                                 (In Millions)

        Balance, beginning of year.........................  $       681.1       $      215.5       $       12.9
        Changes in unrealized investment gains (losses)....          440.8            1,049.9              436.0
        Changes in unrealized investment (gains) losses
          attributable to:
            Participating group annuity contracts,
               Closed Block policyholder dividend
               obligation and other........................          (53.0)            (157.3)             (48.6)
            DAC............................................          (65.7)            (174.1)             (71.6)
            Deferred Federal income taxes..................         (110.4)            (252.9)            (113.2)
                                                            -----------------   ----------------   -----------------
        Balance, End of Year...............................  $       892.8       $      681.1       $      215.5
                                                            =================   ================   =================

                                                                      2003                2002              2001
                                                                -------------      ---------------    --------------
                                                                                   (In Millions)
        Balance, end of year comprises:
          Unrealized investment gains (losses) on:
            Fixed maturities...............................  $     2,015.7       $    1,572.0       $      496.0
            Other equity investments.......................            1.5               (1.5)               4.3
            Other..........................................          (28.1)             (22.2)              (1.9)
                                                            -----------------   ------------------ -----------------
              Total........................................        1,989.1            1,548.3              498.4
          Amounts of unrealized investment (gains) losses
            attributable to:
              Participating group annuity contracts,
                Closed Block policyholder dividend
                obligation and other.......................         (274.2)            (221.2)             (63.9)
              DAC..........................................         (339.7)            (274.0)             (99.9)
              Deferred Federal income taxes................         (482.4)            (372.0)            (119.1)
                                                            -----------------   ------------------ -----------------
        Total..............................................  $       892.8       $      681.1       $      215.5
                                                            =================   ================== =================

        Changes in unrealized gains (losses) reflect changes in fair value of only those fixed maturities and equity securities classified as available for sale and do not reflect any changes in fair value of policyholders' account balances and future policy benefits.

 6)     ACCUMULATED OTHER COMPREHENSIVE INCOME

        Accumulated other comprehensive income represents cumulative gains and losses on items that are not reflected in earnings. The balances for the past three years follow:

                                                                  2003               2002                2001
                                                            -----------------   ----------------   -----------------
                                                                                 (In Millions)

        Unrealized gains on investments....................  $       892.8       $      681.1       $      215.5
        Minimum pension liability..........................            -                  -                  (.1)
                                                            -----------------   ----------------   -----------------
        Total Accumulated Other
          Comprehensive Income.............................  $       892.8       $      681.1       $      215.4
                                                            =================   ================   =================

        The components of other comprehensive income for the past three years follow:

                                                                  2003               2002                2001
                                                            -----------------   ----------------   -----------------
                                                                                 (In Millions)

        Net unrealized gains (losses) on investments:
          Net unrealized gains arising during
            the period.....................................  $       416.6       $    1,008.9       $      525.2
          Losses (gains) reclassified into net earnings
            during the period..............................           24.2               41.0              (89.2)
                                                            -----------------   ----------------   -----------------
        Net unrealized gains on investments................          440.8            1,049.9              436.0
        Adjustments for policyholders liabilities,
            DAC and deferred Federal income taxes..........         (229.1)            (584.3)            (233.4)
                                                            -----------------   ----------------   -----------------

        Change in unrealized gains, net of
            adjustments....................................          211.7              465.6              202.6
        Change in minimum pension liability................            -                   .1                -
                                                            -----------------   ----------------   -----------------
        Total Other Comprehensive Income...................  $       211.7       $      465.7       $      202.6
                                                            =================   ================   =================


 7)     CLOSED BLOCK

        The excess of Closed Block liabilities over Closed Block assets (adjusted to exclude the impact of related amounts in accumulated other comprehensive income) represents the expected maximum future post-tax earnings from the Closed Block which would be recognized in income from continuing operations over the period the policies and contracts in the Closed Block remain in force. As of January 1, 2001, the Company has developed an actuarial calculation of the expected timing of the Closed Block earnings.

        If the actual cumulative earnings from the Closed Block are greater than the expected cumulative earnings, only the expected earnings will be recognized in net income. Actual cumulative earnings in excess of expected cumulative earnings at any point in time are recorded as a policyholder dividend obligation because they will ultimately be paid to Closed Block policyholders as an additional policyholder dividend unless offset by future performance that is less favorable than originally expected. If a policyholder dividend obligation has been previously established and the actual Closed Block earnings in a subsequent period are less than the expected earnings for that period, the policyholder dividend obligation would be reduced (but not below zero). If, over the period the policies and contracts in the Closed Block remain in force, the actual cumulative earnings of the Closed Block are less than the expected cumulative earnings, only actual earnings would be recognized in income from continuing operations. If the Closed Block has insufficient funds to make guaranteed policy benefit payments, such payments will be made from assets outside the Closed Block.

        Many expenses related to Closed Block operations, including amortization of DAC, are charged to operations outside of the Closed Block; accordingly, net revenues of the Closed Block do not represent the actual profitability of the Closed Block operations. Operating costs and expenses outside of the Closed Block are, therefore, disproportionate to the business outside of the Closed Block.

        Summarized financial information for the Closed Block is as follows:

                                                                                  December 31,         December 31,
                                                                                      2003                 2002
                                                                                -----------------    -----------------
                                                                                            (In Millions)

       CLOSED BLOCK LIABILITIES:
       Future policy benefits, policyholders' account balances
          and other...........................................................  $     8,972.1        $     8,997.3
       Policyholder dividend obligation.......................................          242.1                213.3
       Other liabilities......................................................          129.5                134.6
                                                                                -----------------    -----------------
       Total Closed Block liabilities.........................................        9,343.7              9,345.2
                                                                                -----------------    -----------------

       ASSETS DESIGNATED TO THE CLOSED BLOCK:
       Fixed maturities, available for sale, at estimated fair value
         (amortized cost of $5,061.0 and $4,794.0)............................        5,428.5              5,098.4
       Mortgage loans on real estate..........................................        1,297.6              1,456.0
       Policy loans...........................................................        1,384.5              1,449.9
       Cash and other invested assets.........................................          143.3                141.9
       Other assets...........................................................          199.2                219.9
                                                                                -----------------    -----------------
        Total assets designated to the Closed Block...........................        8,453.1              8,366.1
                                                                                -----------------    -----------------

       Excess of Closed Block liabilities over assets designated to
          the Closed Block....................................................          890.6                979.1

       Amounts included in accumulated other comprehensive income:
          Net unrealized investment gains, net of deferred Federal income tax of $43.9 and $31.8 and policyholder dividend obligation of
            $242.1 and $213.3.................................................           81.6                 59.1
                                                                                -----------------    -----------------

       Maximum Future Earnings To Be Recognized From Closed Block
          Assets and Liabilities..............................................  $       972.2        $     1,038.2
                                                                                =================    =================

        Closed Block revenues and expenses were as follows:

                                                                2003               2002                 2001
                                                           ----------------   ----------------   --------------------
                                                                                 (In Millions)



      REVENUES:
      Premiums and other income..........................   $      508.5       $      543.8       $       571.5
      Investment income (net of investment
         expenses of $2.4, $5.4, and $3.0)...............          559.2              582.4               583.5
      Investment losses, net.............................          (35.7)             (47.0)              (42.3)
                                                           ----------------   ----------------   --------------------
      Total revenues.....................................        1,032.0            1,079.2             1,112.7
                                                           ----------------   ----------------   --------------------

      BENEFITS AND OTHER DEDUCTIONS:
      Policyholders' benefits and dividends..............          924.5              980.2             1,009.3
      Other operating costs and expenses.................            4.0                4.4                 4.7
                                                           ----------------   ----------------   --------------------
      Total benefits and other deductions................          928.5              984.6             1,014.0
                                                           ----------------   ----------------   --------------------

      Net revenues before Federal income taxes...........          103.5               94.6                98.7
      Federal income taxes...............................          (37.5)             (34.7)              (36.2)
                                                           ----------------   ----------------   --------------------
      Net Revenues.......................................   $       66.0       $       59.9       $        62.5
                                                           ================   ================   ====================

        Reconciliation of the policyholder dividend obligation is as follows:

                                                                                             December 31,
                                                                                ------------------------------------
                                                                                     2003                2002
                                                                                ----------------   -----------------
                                                                                           (In Millions)

        Balance at beginning of year...........................................  $       213.3      $        47.1
        Unrealized investment gains............................................           28.8              166.2
                                                                                ----------------   -----------------
        Balance at End of Year ................................................  $       242.1      $       213.3
                                                                                ================   =================

        Impaired mortgage loans along with the related investment valuation allowances follows:

                                                                                           December 31,
                                                                                ------------------------------------
                                                                                     2003                2002
                                                                                ----------------   -----------------
                                                                                           (In Millions)

        Impaired mortgage loans with investment valuation allowances...........  $        58.3      $        18.6
        Impaired mortgage loans without investment valuation allowances........            5.8                 .9
                                                                                ----------------   -----------------
        Recorded investment in impaired mortgages..............................           64.1               19.5
        Investment valuation allowances........................................           (3.7)              (4.0)
                                                                                ----------------   -----------------
        Net Impaired Mortgage Loans............................................  $        60.4      $        15.5
                                                                                ================   =================

        During 2003, 2002 and 2001, the Closed Block's average recorded investment in impaired mortgage loans was $51.9 million, $26.0 million and $30.8 million, respectively. Interest income recognized on these impaired mortgage loans totaled $2.7 million, $2.1 million and $1.2 million for 2003, 2002 and 2001, respectively.

        Valuation allowances amounted to $3.6 million and $3.9 million on mortgage loans on real estate and $.1 million and $.1 million on equity real estate at December 31, 2003 and 2002, respectively. Writedowns of fixed maturities amounted to $37.8 million, $40.0 million and $30.8 million for 2003, 2002 and 2001, respectively, including $23.3 million in fourth quarter 2001.


8)       OTHER DISCONTINUED OPERATIONS

        Summarized financial information for Other Discontinued Operations follows:

                                                                                          December 31,
                                                                              --------------------------------------
                                                                                    2003                 2002
                                                                              -----------------    -----------------
                                                                                          (In Millions)

        BALANCE SHEETS
        Fixed maturities, available for sale, at estimated fair value
          (amortized cost of $644.7 and $677.8)..............................  $      716.4         $      722.7
        Equity real estate...................................................         198.2                203.7
        Mortgage loans on real estate........................................          63.9                 87.5
        Other equity investments.............................................           7.5                  9.4
        Other invested assets................................................            .2                   .2
                                                                              -----------------    -----------------
          Total investments..................................................         986.2              1,023.5
        Cash and cash equivalents............................................          63.0                 31.0
        Other assets.........................................................         110.9                126.5
                                                                              -----------------    -----------------
        Total Assets.........................................................  $    1,160.1         $    1,181.0
                                                                              =================    =================

        Policyholders liabilities............................................  $      880.3         $      909.5
        Allowance for future losses..........................................         173.4                164.6
        Other liabilities....................................................         106.4                106.9
                                                                              -----------------    -----------------
        Total Liabilities....................................................  $    1,160.1         $    1,181.0
                                                                              =================    =================

                                                                  2003               2002                2001
                                                            -----------------   ----------------   -----------------
                                                                                 (In Millions)
        STATEMENTS OF EARNINGS
        Investment income (net of investment
          expenses of $21.0, $18.1 and $25.3)..............  $        70.6       $       69.7       $       91.6
        Investment gains (losses), net.....................            5.4               34.2               33.6
        Policy fees, premiums and other income.............            -                   .2                 .2
                                                            -----------------   ----------------   -----------------
        Total revenues.....................................           76.0              104.1              125.4

        Benefits and other deductions......................           89.4               98.7              100.7
        (Losses charged) earnings credited to allowance
          for future losses................................          (13.4)               5.4               24.7
                                                            -----------------   ----------------   -----------------

        Pre-tax loss from operations.......................            -                  -                  -
        Pre-tax earnings from releasing the allowance
          for future losses................................            5.2                8.7               46.1
        Federal income tax expense.........................           (1.8)              (3.1)              (2.2)
                                                            -----------------   ----------------   -----------------

        Earnings from Discontinued Operations..............  $         3.4       $        5.6       $       43.9
                                                            =================   ================   =================

        The Company's quarterly process for evaluating the allowance for future losses applies the current period's results of discontinued operations against the allowance, re-estimates future losses and adjusts the allowance, if appropriate. Additionally, as part of the Company's annual planning process, investment and benefit cash flow projections are prepared. These updated assumptions and estimates resulted in a release of allowance in each of the three years presented.

        Valuation allowances of $2.5 million and $4.9 million on mortgage loans on real estate were held at December 31, 2003 and 2002, respectively. During 2003, 2002 and 2001, discontinued operations' average recorded investment in impaired mortgage loans was $16.2 million, $25.3 million and $32.2 million, respectively. Interest income recognized on these impaired mortgage loans totaled $1.3 million, $2.5 million and $2.5 million for 2003, 2002 and 2001, respectively.

        In 2001, Federal Income tax expense for discontinued operations reflected a $13.8 million reduction in taxes due to settlement of open tax years.


9)      VARIABLE ANNUITY CONTRACTS - GMDB AND GMIB

        Equitable Life issues certain variable annuity contracts with GMDB and GMIB features that guarantee either:

            a) Return of Premium: the benefit is the greater of current account value or premiums paid (adjusted for withdrawals);

            b) Ratchet: the benefit is the greatest of current account value, premiums paid (adjusted for withdrawals), or the highest account value on any anniversary up to contractually specified ages (adjusted for withdrawals);

            c) Roll-Up: the benefit is the greater of current account value or premiums paid (adjusted for withdrawals) accumulated at contractually specified interest rates up to specified ages; or

            d) Combo: the benefit is the greater of the ratchet benefit or the roll-up benefit.

        The following table summarizes the GMDB and GMIB liabilities, before reinsurance ceded, reflected in the General Account in future policy benefits and other policyholders liabilities in 2003:

                                                                   GMDB               GMDB               Total
                                                            -----------------   ----------------   -----------------
                                                                                 (In Millions)

        Balance at January 1, 2003.........................  $       128.4       $      117.5       $      245.9
          Paid guarantee benefits..........................          (65.6)               -                (65.6)
          Other changes in reserve.........................            6.5              (31.9)             (25.4)
                                                            -----------------   ----------------   -----------------
        Balance at December 31, 2003.......................  $        69.3       $       85.6       $      154.9
                                                            =================   ================   =================

        Related GMDB reinsurance ceded amounts were:

                                                                     GMDB
                                                            ---------------------
                                                                (In Millions)

        Balance at December 31, 2002.......................  $        21.5
          Paid guarantee benefits ceded....................          (18.5)
          Other changes in reserve.........................           14.2
                                                            ---------------------
        Balance at December 31, 2003.......................  $        17.2
                                                            =====================

        The GMIB reinsurance contracts are considered derivatives and are reported at fair value; see Note 16.

        The December 31, 2003 values for those variable contracts with GMDB and GMIB features are presented in the following table. Since variable contracts with GMDB guarantees may also offer GMIB guarantees in each contract, the GMDB and GMIB amounts listed are not mutually exclusive:


                                                   Return
                                                     of
                                                   Premium       Ratchet         Roll-Up         Combo            Total
                                                -------------- -------------  --------------  -------------   --------------
                                                                        (Dollars In Millions)

       GMDB:
         Account value (1)...................   $     26,849   $    5,332     $    8,030      $   6,160      $   46,371
         Net amount at risk, gross...........   $      2,108   $      942     $    2,112      $      10      $    5,172
         Net amount at risk, net of amounts
           reinsured.........................   $      2,104   $      631     $    1,281      $      10      $    4,026
         Average attained age of
           Contractholders...................           49.5         59.6           61.7           59.8            51.7
         Percentage of contractholders
           over age 70.......................            7.1         20.9           25.8           20.3            10.3
         Range of guaranteed minimum return
           rates............................              N/A         N/A           3%-6%          3%-6%            N/A

       GMIB:
         Account value (2)...................             N/A         N/A     $    5,763      $   8,589      $   14,352
         Net amount at risk, gross...........             N/A         N/A     $      442      $     -        $      442
         Net amount at risk, net of amounts
           reinsured.........................             N/A         N/A     $      110      $     -        $      110
         Weighted average years remaining
           until annuitization..............              N/A         N/A            4.6            9.8             7.2
         Range of guaranteed minimum return
           rates............................              N/A         N/A           3%-6%          3%-6%           3%-6%

        (1) Included General Account balances of $11,379 million, $199 million, $182 million and $380 million, respectively, for a total of $12,140 million.

        (2) Included General Account balances of $3 million and $568 million, respectively, for a total of $571 million.

        For contracts with the GMDB feature, the net amount at risk in the event of death is the amount by which the GMDB benefits exceed related account values.

        For contracts with the GMIB feature, the net amount at risk in the event of annuitization is defined as the amount by which the present value of the GMIB benefits exceeds related account values, taking into account the relationship between current annuity purchase rates and the GMIB guaranteed annuity purchase rates.

        In third quarter 2003, Equitable Life initiated a program to hedge certain risks associated with the GMDB feature of the Accumulator series of annuity products sold beginning April 2002. At December 31, 2003, contracts with these features had a total account value and net amount at risk of $13,008 million and $17 million, respectively. This program currently utilizes exchange-traded, equity-based futures contracts that are dynamically managed in an effort to reduce the economic impact of unfavorable changes in GMDB exposure attributable to movements in the equity markets.


10)     SHORT-TERM AND LONG-TERM DEBT

        Short-term and long-term debt consists of the following:

                                                                                          December 31,
                                                                              --------------------------------------
                                                                                    2003                 2002
                                                                              -----------------    -----------------
                                                                                          (In Millions)

        Short-term debt:
        Promissory note, 1.53% ..............................................  $      248.3         $      248.3
        Other................................................................           -                   22.0
                                                                              -----------------    -----------------
        Total short-term debt................................................         248.3                270.3
                                                                              -----------------    -----------------

        Long-term debt:
        Equitable Life:
          Surplus notes, 6.95%, due 2005.....................................         399.8                399.8
          Surplus notes, 7.70%, due 2015.....................................         199.8                199.7
                                                                              -----------------    -----------------
              Total Equitable Life...........................................         599.6                599.5
                                                                              -----------------    -----------------

        Alliance:
          Senior Notes, 5.625%, due 2006.....................................         398.8                398.4
          Other..............................................................           6.5                  6.5
                                                                              -----------------    -----------------
              Total Alliance.................................................         405.3                404.9
                                                                              -----------------    -----------------

        Total long-term debt.................................................       1,004.9              1,004.4
                                                                              -----------------    -----------------

        Total Short-term and Long-term Debt..................................  $    1,253.2         $    1,274.7
                                                                              =================    =================

        Short-term Debt
        ---------------

        Equitable Life has a $350.0 million 5 year bank credit facility. The interest rates are based on external indices dependent on the type of borrowing ranging from 1.34% to 4.0%. No amounts were outstanding under this credit facility at December 31, 2003.

        Equitable Life has a commercial paper program with an issue limit of $500.0 million. This program is available for general corporate purposes used to support Equitable Life's liquidity needs and is supported by Equitable Life's $350.0 million bank credit facility. At December 31, 2003, no amounts were outstanding under this program.

        Equitable Life has a $350.0 million, one year promissory note, of which $101.7 million is included within Other Discontinued Operations. The promissory note, which matures in March 2004, is related to wholly owned real estate. Certain terms of the promissory note, such as interest rate and maturity date, are negotiated annually.

        At December 31, 2003 and 2002, respectively, the Company had pledged real estate of $309.8 million and $322.9 million as collateral for certain short-term debt.

        Since 1998, Alliance has had a $425.0 million commercial paper program. In September 2002, Alliance entered into an $800.0 million five-year revolving credit facility with a group of commercial banks and other lenders that replaced three credit facilities aggregating
        $875.0 million.Of the $800.0 million total, $425.0 million is intended to provide back-up liquidity for Alliance's commercial paper program, with the balance available for general purposes, including capital expenditures and funding the payments of sales commissions to financial intermediaries. The interest rate, at the option of Alliance, is a floating rate generally based upon a defined prime rate, a rate related to the London Interbank Offered Rate ("LIBOR") or the Federal funds rate. The credit facility also provides for a facility fee payable on the total facility. In addition, a utilization rate fee is payable in the event the average aggregate daily outstanding balance exceeds $400.0 million for each calendar quarter. The revolving credit facility contains covenants that, among other things, require Alliance to meet certain financial ratios. Alliance was in compliance with the covenants at December 31, 2003. At December 31, 2003, no borrowings were outstanding under Alliance's commercial paper program or revolving credit facilities.

        Since December 1999, Alliance has maintained a $100.0 million extendible commercial notes ("ECN") program as a supplement to its $425.0 million commercial paper program. ECNs are short-term uncommitted debt instruments that do not require back-up liquidity support. At December 31, 2003, no borrowings were outstanding under the ECN program.

        Long-term Debt
        -------------

        At December 31, 2003, the Company was in compliance with all debt covenants.

        At December 31, 2003, aggregate maturities of the long-term debt based on required principal payments at maturity were $400.0 million for 2005, $406.5 million for 2006, zero for 2007, zero for 2008 and $200.1 million thereafter.

        Under its shelf registration, Alliance may issue up to $600.0 million in senior debt securities. In August 2001, Alliance issued $400.0 million 5.625% notes in a public offering. These Alliance notes mature in 2006 and are redeemable at any time. The proceeds from the Alliance notes were used to reduce commercial paper and credit facility borrowings and for other general partnership purposes.


11)     FEDERAL INCOME TAXES

        A summary of the Federal income tax expense in the consolidated statements of earnings follows:

                                                                  2003               2002                2001
                                                            -----------------   ----------------   -----------------
                                                                                 (In Millions)

        Federal income tax expense:
          Current expense (benefit)........................  $       112.5       $     (400.0)      $      (38.2)
          Deferred expense.................................          128.0              450.9              354.4
                                                            -----------------   ----------------   -----------------
        Total..............................................  $       240.5       $       50.9       $      316.2
                                                            =================   ================   =================

        The Federal income taxes attributable to consolidated operations are different from the amounts determined by multiplying the earnings before Federal income taxes and minority interest by the expected Federal income tax rate of 35%. The sources of the difference and their tax effects follow:

                                                                  2003               2002                2001
                                                            -----------------   ----------------   -----------------
                                                                                 (In Millions)

        Expected Federal income tax expense................  $       332.6       $      360.0       $      452.5
        Minority interest..................................          (58.7)            (128.3)            (126.9)
        Separate Account investment activity...............          (29.1)            (159.3)               -
        Non-taxable investment income......................          (20.8)               3.4               (1.6)
        Non deductible penalty.............................           14.8                -                  -
        Adjustment of tax audit reserves...................           (9.9)             (34.2)             (28.2)
        Other..............................................           11.6                9.3               20.4
                                                            -----------------   ----------------   -----------------
        Federal Income Tax Expense.........................  $       240.5       $       50.9       $      316.2
                                                            =================   ================   =================

        The components of the net deferred Federal income taxes are as follows:

                                                       December 31, 2003                  December 31, 2002
                                                ---------------------------------  ---------------------------------
                                                    Assets         Liabilities         Assets         Liabilities
                                                ---------------  ----------------  ---------------   ---------------
                                                                           (In Millions)

        Compensation and related benefits......  $       -        $      271.8      $        -        $     244.2
        Reserves and reinsurance...............        801.9               -               646.2              -
        DAC....................................          -             1,855.6               -            1,680.5
        Unrealized investment gains............          -               482.4               -              372.0
        Investments............................          -               525.3               -              138.6
        Other..................................          6.7               -                 -               68.2
                                                ---------------  ----------------  ---------------   ---------------
        Total..................................  $     808.6      $    3,135.1      $      646.2      $   2,503.5
                                                ===============  ================  ===============   ===============


        In 2002, the Company recorded a $144.3 million benefit resulting from the favorable treatment of certain tax matters related to Separate Account investment activity arising during the 1997-2001 tax years and a settlement with the Internal Revenue Service (the "IRS") with respect to such tax matters for the 1992-1996 tax years.

        In January 2003, the IRS commenced an examination of the AXA Financial's consolidated Federal income tax returns, which includes the Company, for the years 1997 through 2001. Management believes this audit will have no material adverse effect on the Company's consolidated results of operations or financial position.


12)     REINSURANCE AGREEMENTS

        The Insurance Group assumes and cedes reinsurance with other insurance companies. The Insurance Group evaluates the financial condition of its reinsurers to minimize its exposure to significant losses from reinsurer insolvencies. Ceded reinsurance does not relieve the originating insurer of liability.

        The effect of reinsurance (excluding group life and health) is summarized as follows:

                                                                  2003               2002                2001
                                                            -----------------   ----------------   -----------------
                                                                                 (In Millions)

        Direct premiums....................................  $       913.8       $      954.6       $      990.0
        Reinsurance assumed................................          153.2              181.4              203.0
        Reinsurance ceded..................................         (177.6)            (190.8)            (173.1)
                                                            -----------------   ----------------   -----------------
        Premiums...........................................  $       889.4       $      945.2       $    1,019.9
                                                            =================   ================   =================

        Universal Life and Investment-type Product
          Policy Fee Income Ceded..........................  $       100.3       $       96.6       $       86.9
                                                            =================   ================   =================
        Policyholders' Benefits Ceded......................  $       390.9       $      346.3       $      370.3
                                                            =================   ================   =================
        Interest Credited to Policyholders' Account
          Balances Ceded...................................  $        49.7       $       54.6       $       50.4
                                                            =================   ================   =================

        During the first quarter of 2003, the Insurance Group began to transition to excess of retention reinsurance on most new variable life, universal life and term life policies whereby mortality risk will be retained up to a maximum of $15 million on single-life policies and $20 million on second-to-die policies with the excess 100% reinsured. Previously the Insurance Group ceded 90% of mortality risk on substantially all new variable life, universal life and term life policies, with risk retained to a maximum of $5 million on single-life policies, and $15 million on second-to-die policies. Substantially all other in-force business above the joint survivorship and single life policies retention limit is reinsured. The Insurance Group also reinsures the entire risk on certain substandard underwriting risks and in certain other cases.

        At December 31, 2003, Equitable Life had reinsured in the aggregate approximately 22% of its current exposure to the GMDB obligation on annuity contracts in-force and, subject to certain maximum amounts or caps in any one period, approximately 75% of its current liability exposure resulting from the GMIB feature.

        At December 31, 2003 and 2002, respectively, reinsurance recoverables related to insurance contracts amounted to $2,460.4 million and $2,351.7 million, of which $1,069.8 million and $1,049.2 million relates to one specific reinsurer. Reinsurance payables related to insurance contracts amounting to $936.5 million and $867.5, respectively million are included in Other liabilities in the consolidated balance sheets.

        Based on management's estimates of future contract cash flows and experience, the estimated fair values of the GMIB reinsurance contracts, considered derivatives under SFAS No. 133, at December 31, 2003 and 2002 were $29.0 million and $120.0 million, respectively. The (decrease) increase in estimated fair value of $(91.0) million and $120.0 million for the years ended December 31, 2003 and 2002, respectively, were due primarily to significant equity market increases in 2003 and declines during 2002.

        The Insurance Group cedes 100% of its group life and health business to a third party insurer. Insurance liabilities ceded totaled $389.7 million and $410.9 million at December 31, 2003 and 2002, respectively.

        In addition to the sale of insurance products, the Insurance Group acts as a professional retrocessionaire by assuming life and annuity reinsurance from professional reinsurers. The Insurance Group also assumes accident, health, aviation and space risks by participating in various reinsurance pools. Reinsurance assumed reserves at December 31, 2003 and 2002 were $587.5 million and $572.8 million, respectively.


13)     EMPLOYEE BENEFIT PLANS

        The Company sponsors qualified and non-qualified defined benefit plans covering substantially all employees (including certain qualified part-time employees), managers and certain agents. The pension plans are non-contributory. Equitable Life's benefits are based on a cash balance formula or years of service and final average earnings, if greater, under certain grandfathering rules in the plans. Alliance's benefits are based on years of credited service, average final base salary and primary social security benefits. The Company uses a December 31 measurement date for its plans.

        Generally, the Company's funding policy is to make the minimum contribution required by the Employee Retirement Income Security Act of 1974 ("ERISA"). The Company made cash contributions in 2002 to the qualified plans of $348.2 million. The Company's cash contributions to the qualified plans for the year ended 2004 is estimated to be $1.4 million, reflecting the amount needed to satisfy its minimum funding requirements.

        Components of net periodic pension expense (credit) follow:

                                                                  2003               2002                2001
                                                            -----------------   ----------------   ------------------
                                                                                 (In Millions)

        Service cost.......................................  $        31.8       $       32.1       $       32.1
        Interest cost on projected benefit obligations.....          122.6              125.3              128.8
        Expected return on assets..........................         (173.9)            (181.8)            (218.7)
        Net amortization and deferrals.....................           53.4                6.4                 .1
                                                            -----------------   ----------------   ------------------
        Net Periodic Pension Credit........................  $        33.9       $      (18.0)      $      (57.7)
                                                            =================   ================   ==================

        The projected benefit obligations under the pension plans were comprised of:

                                                                                           December 31,
                                                                                ------------------------------------
                                                                                     2003                2002
                                                                                ----------------   -----------------
                                                                                           (In Millions)

        Benefit obligations, beginning of year.................................  $    1,883.9       $    1,812.3
        Service cost...........................................................          26.8               27.1
        Interest cost..........................................................         122.6              125.3
        Actuarial losses.......................................................         113.5               42.5
        Benefits paid..........................................................        (133.5)            (123.3)
                                                                                ----------------   -----------------
        Benefit Obligation, End of Year........................................  $    2,013.3       $    1,883.9
                                                                                ================   =================

        The change in plan assets and the funded status of the pension plans were as follows:

                                                                                           December 31,
                                                                                ------------------------------------
                                                                                     2003                2002
                                                                                ----------------   -----------------
                                                                                           (In Millions)

        Plan assets at fair value, beginning of year...........................  $    1,785.4       $    1,845.3
        Actual return on plan assets...........................................         359.7             (278.2)
        Contributions..........................................................          10.0              348.2
        Benefits paid and fees.................................................        (140.0)            (129.9)
                                                                                ----------------   -----------------
        Plan assets at fair value, end of year.................................       2,015.1            1,785.4
        Projected benefit obligations..........................................       2,013.3            1,883.9
                                                                                ----------------   -----------------
        Excess of plan assets over projected benefit obligations...............           1.8              (98.5)
        Unrecognized prior service cost........................................         (34.8)             (40.0)
        Unrecognized net loss from past experience different
          from that assumed....................................................         904.3            1,033.9
        Unrecognized net asset at transition...................................          (1.3)              (1.5)
                                                                                ----------------   -----------------
        Prepaid Pension Cost, Net..............................................  $      870.0       $      893.9
                                                                                ================   =================

        The aggregate accumulated benefit obligation and fair value of plan assets for pension plans with accumulated benefit obligations in excess of plan assets were $51.1 million and $37.3 million, respectively, at December 31, 2003 and $42.0 million and $24.2 million, respectively, at December 31, 2002.

        The following table discloses the estimated fair value of plan assets and the percentage of estimated fair value to total plan assets:

                                                                              December 31,
                                                          -----------------------------------------------------------
                                                                   2003                             2002
                                                          -----------------------------------------------------------
                                                                                  (In Millions)
                                                                Estimated                        Estimated
                                                                Fair Value            %          Fair Value      %
                                                          ------------------------ -------  -----------------  ------

        Corporate and government debt securities.......    $       438.2             21.7    $      551.3        30.9
        Equity securities..............................          1,387.4             68.9           793.9        44.5
        Equity real estate ............................            184.8              9.2           180.2        10.1
        Short-term investments.........................              2.1               .1           258.6        14.5
        Other..........................................              2.6               .1             1.4         -
                                                          ------------------------          -------------------
                    Total Plan Assets..................    $     2,015.1                     $    1,785.4
                                                          ========================          ===================

        The asset mix is designed to meet, and, if possible, exceed the long-term rate-of-return assumptions for benefit obligations. The asset allocation is designed with a long-term investment horizon, based on target investment of 65% equities, 25% fixed income and 10% real estate. Emphasis is given to equity investments, given their high expected rate of return. Fixed income investments are included to provide less volatile return. Real Estate investments offer diversity to the total portfolio and long-term inflation protection.

        The primary investment objective of the plan is to maximize return on assets, giving consideration to prudent risk, in order to minimize net periodic cost. A secondary investment objective is to minimize variation in annual net periodic pension cost over the long term and to fund as much of the future liability growth as practical. Specifically, a reasonable total rate of return is defined as income plus realized and unrealized capital gains and losses such that the growth in projected benefit obligation is less than the return on investments plus the Company's contributions.

        The following table discloses the weighted-average assumptions used to determine the pension benefit obligations and net periodic pension cost at and for the years ended December 31, 2003 and 2002:

                                                                                       Equitable Life
                                                                               --------------------------------
                                                                                   2003               2002
                                                                                   ----               ----
       Discount rate:
       Benefit obligation.................................................        6.25%              6.75%
       Periodic cost......................................................        6.75%              7.25%

       Rate of compensation increase:
       Benefit obligation and periodic cost...............................        5.78%              6.73%

       Expected long-term rate of return on plan assets (periodic cost)...         8.5%               9.0%

        As noted above, the pension plan's target asset allocation is 65% equities, 25% fixed maturities, and 10% real estate. The Company reviewed the historical investment returns for these asset classes. Based on that analysis, management concluded that a long-term expected rate of return of 8.5% is reasonable.

        Prior to 1987, the qualified plan funded participants' benefits through the purchase of non-participating annuity contracts from Equitable Life. Benefit payments under these contracts were approximately $24.5 million, $26.0 million and $27.3 million for 2003, 2002 and 2001, respectively.

        On December 8, 2003, the Medicare Prescription Drug, Improvement and Modernization Act of 2003 (the "2003 Medicare Act") was signed into law. It introduces a prescription drug benefit under Medicare Part D as well as a Federal subsidy to employers whose plans provide an "actuarially equivalent" prescription drug benefit. While the Company expects its postretirement prescription drug benefit program will qualify for this subsidy, detailed regulations necessary to implement and administer the 2003 Medicare Act have not yet been issued. Similarly, certain accounting issues raised by the Medicare Act are pending further discussion and resolution by the FASB, thereby further reducing the likelihood at this time of producing a sufficiently reliable measure of the effects of the 2003 Medicare Act. Consequently, and in accordance with FASB Staff Position FAS 106-1, "Accounting and Disclosure Requirements Related to the Medicare Prescription Drug, Improvement and Modernization Act of 2003," measures of the accumulated postretirement benefits obligation and net periodic postretirement benefits costs, as presented in the consolidated financial statements and accompanying notes thereto, at and for the year ended December 31, 2003, do not reflect the effects of the 2003 Medicare Act on the plan. This election to defer accounting for the effects of the 2003 Medicare Act generally will continue to apply until authoritative guidance on the accounting for the Federal subsidy is issued, at which time transition could result in a change to previously reported information.

        Alliance maintains several unfunded deferred compensation plans for the benefit of certain eligible employees and executives. The Capital Accumulation Plan was frozen on December 31, 1987 and no additional awards have been made. For the active plans, benefits vest over a period ranging from 3 to 8 years and are amortized as compensation and benefit expense. ACMC, Inc. ("ACMC"), a subsidiary of the Company, is obligated to make capital contributions to Alliance in amounts equal to benefits paid under the Capital Accumulation Plan and the contractual unfunded deferred compensation arrangements. In connection with the acquisition of Bernstein, Alliance agreed to invest $96.0 million per annum for three years to fund purchases of Alliance Holding units or an Alliance sponsored money market fund in each case for the benefit of certain individuals who were stockholders or principals of Bernstein or were hired to replace them. The Company has recorded compensation and benefit expenses in connection with these deferred compensation plans totaling $127.3 million, $101.4 million and $58.3 million for 2003, 2002 and 2001, respectively (including $83.4 million and $63.7 million and $34.5 million for 2003, 2002 and 2001, respectively, relating to the Bernstein deferred compensation plan).


14)     DERIVATIVES AND FAIR VALUE OF FINANCIAL INSTRUMENTS

        The Insurance Group primarily uses derivatives for asset/liability risk management, for hedging individual securities and to reduce the Insurance Group's exposure to interest rate fluctuations. Similarly, the Holding Company utilizes derivatives to reduce the fixed interest cost of its long-term debt obligations. Various derivative financial instruments are used to achieve these objectives, including interest rate caps and floors to hedge crediting rates on interest-sensitive individual annuity contracts, interest rate futures to protect against declines in interest rates between receipt of funds and purchase of appropriate assets, and interest rate swaps to modify the duration and cash flows of fixed maturity investments and long-term debt. In addition, the Company periodically enters into forward and futures contracts to hedge certain equity exposures, including the program to hedge certain risks associated with the GMDB feature of the Accumulator series of annuity products. At December 31, 2003, the Company's outstanding equity-based futures contracts were exchange-traded and net settled each day. Also, the Company has purchased reinsurance contracts to mitigate the risks associated with the impact of potential market fluctuations on future policyholder elections of GMIB features contained in certain annuity contracts issued by the Company. See Note 12.

        As described in Note 2, the Company adopted SFAS No. 133, as amended, on January 1, 2001. Consequently, all derivatives outstanding at December 31, 2003 and 2002 are recognized on the balance sheet at their fair values. These amounts principally consist of interest rate floors that have a total fair value at December 31, 2003 of $9.7 million, excluding the estimated fair value of the GMIB reinsurance contracts. The outstanding notional amounts of derivative financial instruments purchased and sold were:

                                                                                           December 31,
                                                                                ------------------------------------
                                                                                     2003                2002
                                                                                ----------------   -----------------
                                                                                           (In Millions)
        Notional Amount by Derivative Type::
           Options:
               Caps............................................................  $        -         $    5,050
               Floors..........................................................      12,000              4,000
           Equity-based futures................................................         275                 50
                                                                                ----------------   -----------------
           Total...............................................................  $   12,275         $    9,100
                                                                                ================   =================

        At December 31, 2003 and during the year then ended, there were no hybrid instruments that required bifurcation of an embedded derivative component under the provisions of SFAS No. 133.

        All gains and losses on derivative financial instruments utilized by the Company in 2003 and 2002 are reported in earnings. None of the derivatives were designated as qualifying hedges under SFAS No. 133. For 2003 and 2002, respectively, investment results, principally in net investment income, included gross gains of

        $.6 million and $24.3 million and gross losses of $42.6 million and $7.7 million that were recognized on derivative positions.

        Fair Value of Financial Instruments
        -----------------------------------

        The Company defines fair value as the quoted market prices for those instruments that are actively traded in financial markets. In cases where quoted market prices are not available, fair values are estimated using present value or other valuation techniques. The fair value estimates are made at a specific point in time, based on available market information and judgments about the financial instrument, including estimates of the timing and amount of expected future cash flows and the credit standing of counterparties. Such estimates do not reflect any premium or discount that could result from offering for sale at one time the Company's entire holdings of a particular financial instrument, nor do they consider the tax impact of the realization of unrealized gains or losses. In many cases, the fair value estimates cannot be substantiated by comparison to independent markets, nor can the disclosed value be realized in immediate settlement of the instrument.

        Certain financial instruments are excluded, particularly insurance liabilities other than financial guarantees and investment contracts. Fair market values of off-balance-sheet financial instruments of the Insurance Group were not material at December 31, 2003 and 2002.

        Fair values for mortgage loans on real estate are estimated by discounting future contractual cash flows using interest rates at which loans with similar characteristics and credit quality would be made. Fair values for foreclosed mortgage loans and problem mortgage loans are limited to the estimated fair value of the underlying collateral if lower.

        Fair values of policy loans are estimated by discounting the face value of the loans from the time of the next interest rate review to the present, at a rate equal to the excess of the current estimated market rates over the current interest rate charged on the loan.

        The estimated fair values for the Company's association plan contracts, supplementary contracts not involving life contingencies ("SCNILC") and annuities certain, which are included in policyholders' account balances, and guaranteed interest contracts are estimated using projected cash flows discounted at rates reflecting expected current offering rates.

        The fair values for variable deferred annuities and single premium deferred annuities, included in policyholders' account balances, are estimated as the discounted value of projected account values. Current account values are projected to the time of the next crediting rate review at the current crediting rates and are projected beyond that date at the greater of current estimated market rates offered on new policies or the guaranteed minimum crediting rate. Expected cash flows and projected account values are discounted back to the present at the current estimated market rates.

        Fair values for long-term debt are determined using published market values, where available, or contractual cash flows discounted at market interest rates. The estimated fair values for non-recourse mortgage debt are determined by discounting contractual cash flows at a rate which takes into account the level of current market interest rates and collateral risk. The estimated fair values for recourse mortgage debt are determined by discounting contractual cash flows at a rate based upon current interest rates of other companies with credit ratings similar to the Company. The Company's carrying value of short-term borrowings approximates their estimated fair value.

        The carrying value and estimated fair value for financial instruments not previously disclosed in Notes 3, 7, 8 and 10 are presented below:

                                                                           December 31,
                                                --------------------------------------------------------------------
                                                              2003                               2002
                                                ---------------------------------  ---------------------------------
                                                   Carrying         Estimated         Carrying         Estimated
                                                    Value          Fair Value          Value           Fair Value
                                                ---------------  ----------------  ---------------   ---------------
                                                                           (In Millions)

        Consolidated:
        ------------
        Mortgage loans on real estate..........  $    3,503.1     $     3,761.7     $     3,746.2     $    4,070.1
        Other limited partnership interests....         775.5             775.5             683.0            683.0
        Policy loans...........................       3,894.3           4,481.9           4,035.6          4,728.2
        Policyholders liabilities:
          Investment contracts.................      16,817.0          17,245.9          14,555.0         15,114.9
        Long-term debt.........................       1,004.9           1,105.7           1,004.4          1,086.4

        Closed Block:
        ------------
        Mortgage loans on real estate..........  $    1,297.6     $     1,386.0     $     1,456.0     $    1,572.6
        Other equity investments...............          14.2              14.2              16.4             16.4
        Policy loans...........................       1,384.5           1,626.7           1,449.9          1,740.9
        SCNILC liability.......................          14.8              14.9              16.5             16.6

        Other Discontinued Operations:
        -----------------------------
        Mortgage loans on real estate..........  $       63.9     $        69.5     $        87.5     $       94.7
        Other equity investments...............           7.5               7.5               9.4              9.4
        Guaranteed interest contracts..........          17.8              16.3              18.3             17.0
        Long-term debt.........................         101.7             101.7             101.7            101.7


15)     COMMITMENTS AND CONTINGENT LIABILITIES

        In addition to its debt and lease commitments discussed in Notes 10 and 17, from time to time, the Company has provided certain guarantees or commitments to affiliates, investors and others. At December 31, 2003, these arrangements included commitments by the Company to provide equity financing of $342.6 million to certain limited partnerships under certain conditions. Management believes the Company will not incur material losses as a result of these commitments.

        Equitable Life is the obligor under certain structured settlement agreements it had entered into with unaffiliated insurance companies and beneficiaries. To satisfy its obligations under these agreements, Equitable Life owns single premium annuities issued by previously wholly owned life insurance subsidiaries. Equitable Life has directed payment under these annuities to be made directly to the beneficiaries under the structured settlement agreements. A contingent liability exists with respect to these agreements should the previously wholly owned subsidiaries be unable to meet their obligations. Management believes the need for Equitable Life to satisfy those obligations is remote.

        The Company had $169.9 million of letters of credit related to reinsurance of which no amounts were outstanding at December 31, 2003.

        In February 2002, Alliance signed a $125.0 million agreement with a commercial bank under which it guaranteed certain obligations of SCB LLC incurred in the ordinary course of its business in the event SCB LLC is unable to meet these obligations. At December 31, 2003, Alliance was not required to perform under the agreement and had no liability outstanding in connection with the agreement.


16)     LITIGATION

        A number of lawsuits have been filed against life and health insurers in the jurisdictions in which Equitable Life and its subsidiaries do business involving insurers' sales practices, alleged agent misconduct, alleged failure to properly supervise agents, and other matters. Some of the lawsuits have resulted in the award of substantial judgments against other insurers, including material amounts of punitive damages, or in substantial settlements. In some states, juries have substantial discretion in awarding punitive damages. Equitable Life,

        Equitable Variable Life Insurance Company ("EVLICO," which was merged into Equitable Life effective January 1, 1997, but whose existence continues for certain limited purposes, including the defense of litigation) and EOC, like other life and health insurers, from time to time are involved in such litigations. Among litigations against Equitable Life, EVLICO and EOC of the type referred to in this paragraph are the litigations described in the following two paragraphs.

        In October 2000, an action entitled SHAM MALHOTRA, ET AL. V. THE EQUITABLE LIFE ASSURANCE SOCIETY OF THE UNITED STATES, AXA ADVISORS, LLC AND EQUITABLE DISTRIBUTORS, INC. was commenced in the Supreme Court of the State of New York, County of Nassau. The action was brought by two individuals who purchased Equitable Life deferred annuity products. The action purports to be on behalf of a class consisting of all persons who purchased an individual deferred annuity contract or who received a certificate to a group deferred annuity contract, sold by one of the defendants, which was used to fund a contributory retirement plan or arrangement qualified for favorable income tax treatment; excluded from the class are officers, directors and agents of the defendants. The complaint alleges that the defendants engaged in fraudulent and deceptive practices in connection with the marketing and sale of deferred annuity products to fund tax-qualified contributory retirement plans. The complaint asserts claims for: deceptive business acts and practices in violation of the New York General Business Law ("GBL"); use of misrepresentations and misleading statements in violation of the New York Insurance Law; false or misleading advertising in violation of the GBL; fraud, fraudulent concealment and deceit; negligent misrepresentation; negligence; unjust enrichment and imposition of a constructive trust; declaratory and injunctive relief; and reformation of the annuity contracts. The complaint seeks injunctive and declaratory relief, an unspecified amount of compensatory and punitive damages, restitution for all members of the class, and an award of attorneys' fees, costs and expenses. In October 2000, the defendants removed the action to the United States District Court for the Eastern District of New York, and thereafter filed a motion to dismiss. Plaintiffs filed a motion to remand the case to state court. In September 2001, the District Court issued a decision granting defendants' motion to dismiss and denying plaintiffs' motion to remand, and judgment was entered in favor of the defendants. In October 2001, plaintiffs filed a motion seeking leave to reopen the case for the purpose of filing an amended complaint. In addition, plaintiffs filed a new complaint in the District Court, alleging a similar class and similar facts. The new complaint asserts causes of action for violations of Federal securities laws in addition to the state law causes of action asserted in the previous complaint. In January 2002, plaintiffs amended their new complaint in response to defendants' motion to dismiss and, subsequently, in March 2002, defendants filed a motion to dismiss the amended complaint. In March 2003, the United States District Court for the Eastern District of New York: (i) granted plaintiffs' motion, filed October 2001, seeking leave to reopen their original case for the purpose of filing an amended complaint and accepted plaintiffs' proposed amended complaint, (ii) appointed the named plaintiffs as lead plaintiffs and their counsel as lead counsel for the putative class, (iii) consolidated plaintiffs' original action with their second action, which was filed in October 2001, and (iv) ruled that the court would apply Equitable Life's motion to dismiss the amended complaint in the second action to the plaintiffs' amended complaint from the original action. In April 2003, plaintiffs filed a second amended complaint alleging violations of Sections 10(b) and 20(a) of the Securities Exchange Act of 1934, as amended
        (the "Exchange Act"). The action purports to be on behalf of a class consisting of all persons who on or after October 3, 1997 purchased an individual variable deferred annuity contract, received a certificate to a group variable deferred annuity contract or made an additional investment through such a contract, which contract was used to fund a contributory retirement plan or arrangement qualified for favorable income tax treatment. In May 2003, the defendants filed a motion to dismiss the second amended complaint and that motion is currently pending.

        The previously disclosed lawsuit, BRENDA MCEACHERN V. THE EQUITABLE LIFE ASSURANCE SOCIETY OF THE UNITED STATES AND GARY RAYMOND, JR., has been settled and dismissed with prejudice. In addition, all of the Mississippi Actions, including the agents' cross-claims, have been settled and dismissed with prejudice.

        In October 2000, an action entitled AMERICAN NATIONAL BANK AND TRUST COMPANY OF CHICAGO, AS TRUSTEE F/B/O EMERALD INVESTMENTS LP AND EMERALD INVESTMENTS LP V. AXA CLIENT SOLUTIONS, LLC; THE EQUITABLE LIFE ASSURANCE SOCIETY OF THE UNITED STATES; AND AXA FINANCIAL, INC. was commenced in the United States District Court for the Northern District of Illinois. The complaint alleges that the defendants (i) in connection with certain annuities issued by Equitable Life breached an agreement with the plaintiffs involving the execution of mutual fund transfers, and (ii) wrongfully withheld withdrawal charges in connection with the termination of such annuities. Plaintiffs seek substantial lost profits and injunctive relief, punitive damages and attorneys' fees. Plaintiffs also seek return of the withdrawal charges. In February 2001, the District Court granted in part and denied in part defendants' motion to dismiss the complaint. In March 2001, plaintiffs filed an amended complaint. The District Court granted defendants' motion to dismiss AXA Client Solutions and the Holding Company from the amended complaint, and dismissed the conversion claims in June 2001. The District Court denied defendants' motion to dismiss the remaining claims. Equitable Life has answered the amended complaint. While the monetary damages sought by plaintiffs, if awarded, could have a material adverse effect on the consolidated financial position and results of operations of the Company, management believes that the ultimate resolution of this litigation should not have a material adverse on the Company's consolidated financial position.

        After the District Court denied defendants' motion to assert certain defenses and counterclaims in AMERICAN NATIONAL BANK, Equitable Life commenced an action, in December 2001, entitled THE EQUITABLE LIFE ASSURANCE SOCIETY OF THE UNITED STATES V. AMERICAN NATIONAL BANK AND TRUST COMPANY OF CHICAGO, AS TRUSTEE F/B/O EMERALD INVESTMENTS LP AND EMERALD INVESTMENTS LP, in the United States District Court for the Northern District of Illinois. The complaint arises out of the same facts and circumstances as described in AMERICAN NATIONAL BANK. Equitable Life's complaint alleges common law fraud and equitable rescission in connection with certain annuities issued by Equitable Life. Equitable Life seeks unspecified money damages, rescission, punitive damages and attorneys' fees. In March 2002, defendants filed an answer to Equitable Life's complaint and asserted counterclaims. Defendants' counterclaims allege common law fraud, violations of the Federal and Illinois Securities Acts and violations of the Illinois and New York Consumer Fraud Acts. Defendants seek unspecified money damages, punitive damages and attorneys' fees. In May 2002, the District Court granted in part and denied in part Equitable Life's motion to dismiss defendants' counterclaims, dismissing defendants' Illinois Securities Act and New York Consumer Fraud Act claims. Equitable Life has answered defendants' remaining counterclaims. In November 2003, Emerald filed a motion for summary judgment; Equitable Life filed its opposition to this motion in December 2003.

        In January 2004, DH2, Inc., an entity related to Emerald Investments L.P., filed a lawsuit in the United States District Court for the Northern District of Illinois, against Equitable Life and Equitable Advisors Trust, asserting claims for breach of contract and breach of fiduciary duty, claims under the Federal securities laws, and misappropriation of trade secrets. The complaint alleges that Equitable Life and Equitable Advisors Trust wrongfully misappropriated DH2, Inc.'s confidential and proprietary information to implement fair value pricing of securities within the subaccounts of DH2, Inc.'s variable annuity, which diminished the profitability of its proprietary trading strategy. The complaint also alleges that Equitable Life and Equitable Advisors Trust implemented fair value pricing for an improper purpose and without adequate disclosure. The complaint further alleges that Equitable Life and Equitable Advisors Trust are not permitted to implement fair value pricing of securities. The complaint has not been served upon either Equitable Life or Equitable Advisors Trust.

        In November 1997, an amended complaint was filed in PETER FISCHEL, ET AL. V. THE EQUITABLE LIFE ASSURANCE SOCIETY OF THE UNITED STATES alleging, among other things, that Equitable Life violated ERISA by eliminating certain alternatives pursuant to which agents of Equitable Life could qualify for health care coverage. In March 1999, the United States District Court for the Northern District of California entered an order certifying a class consisting of "[a]ll current, former and retired Equitable agents, who while associated with Equitable satisfied [certain alternatives] to qualify for health coverage or contributions thereto under applicable plans." Plaintiffs allege various causes of action under ERISA, including claims for enforcement of alleged promises contained in plan documents and for enforcement of agent bulletins, breach of a unilateral contract, breach of fiduciary duty and promissory estoppel. In May 2001, plaintiffs filed a second amended complaint which, among other things, alleges that Equitable Life failed to comply with plan amendment procedures and deletes the promissory estoppel claim. In September 2001, Equitable Life filed a motion for summary judgment on all of plaintiffs' claims, and plaintiffs filed a motion for partial summary judgment on all claims except their claim for breach of fiduciary duty. In May 2002, the District Court issued an order granting plaintiffs' motion for partial summary judgment, granting Equitable Life's motion for summary judgment on plaintiffs' claim for breach of fiduciary duty and otherwise denying Equitable Life's motion for summary judgment. The court ruled that Equitable Life is liable to plaintiffs on their contract claims for subsidized benefits under ERISA. The court has deferred addressing the relief to which plaintiffs are entitled in light of the May 2002 order. In June 2000, plaintiffs appealed to the Court of Appeals for the Ninth Circuit contesting the District Court's award of legal fees to plaintiffs' counsel in connection with a previously settled count of the complaint unrelated to the health benefit claims. In that appeal, plaintiffs challenged the District Court's subject matter jurisdiction over the health benefit claims. A decision was rendered in October 2002 on that appeal. The Court of Appeals denied plaintiffs' challenge to the District Court's subject matter jurisdiction over the settled claim, affirmed the method that the District Court used to calculate the award of legal fees to plaintiffs' counsel and remanded for further consideration of the fee award. In May 2003, plaintiffs' motion for an award of additional legal fees from the settled claim settlement fund was denied by the District Court. Plaintiffs have appealed that order.

        A putative class action entitled STEFANIE HIRT, ET AL. V. THE EQUITABLE RETIREMENT PLAN FOR EMPLOYEES, MANAGERS AND AGENTS, ET AL. was filed in the District Court for the Southern District of New York in August 2001 against The Equitable Retirement Plan for Employees, Managers and Agents (the "Retirement Plan") and The Officers Committee on Benefit Plans of Equitable Life, as Plan Administrator. The action was brought by five participants in the Retirement Plan and purports to be on behalf of "all Plan participants, whether active or retired, their beneficiaries and Estates, whose accrued benefits or pension benefits are based on the Plan's Cash Balance Formula." The complaint challenges the change, effective January 1, 1989, in the pension benefit formula from a final average pay formula to a cash balance formula. Plaintiffs allege that the change to the cash balance formula violates ERISA by reducing the rate of accruals based on age, failing to comply with ERISA's notice requirements and improperly applying the formula to retroactively reduce accrued benefits. The relief sought includes a declaration that the cash balance plan violates ERISA, an order enjoining the enforcement of the cash balance formula, reformation and damages. Defendants answered the complaint in October 2001. In April 2002, plaintiffs filed a motion seeking to certify a class of "all Plan participants, whether active or retired, their beneficiaries and Estates, whose accrued benefits or pension benefits are based on the Plan's Cash Balance Formula." Also in April 2002, plaintiffs agreed to dismiss with prejudice their claim that the change to the cash balance formula violates ERISA by improperly applying the formula to retroactively reduce accrued benefits. That claim has been dismissed. In March 2003, plaintiffs filed an amended complaint elaborating on the remaining claims in the original complaint and adding additional class and individual claims alleging that the adoption and announcement of the cash balance formula and the subsequent announcement of changes in the application of the cash balance formula failed to comply with ERISA. The parties agreed that the new individual claims of the five named plaintiffs regarding the delivery of announcements to them would be excluded from the class certification. In April 2003, defendants filed an answer to the amended complaint. By order dated May 2003, the District Court, as requested by the parties, certified the case as a class action, including a sub-class of all current and former Plan participants, whether active, inactive or retired, their beneficiaries or estates, who were subject to a 1991 change in application of the cash balance formula. In July 2003, defendants filed a motion for summary judgment on the grounds that plaintiffs' claims are barred by applicable statutes of limitations. In October 2003, the District Court denied that motion.

        In January 2003, a putative class action entitled BERGER ET AL. V. AXA NETWORK, LLC AND THE EQUITABLE LIFE ASSURANCE SOCIETY OF THE UNITED STATES was commenced in the United States District Court for the Northern District of Illinois by two former agents on behalf of themselves and other similarly situated present, former and retired agents who, according to the complaint, "(a) were discharged by Equitable Life from `statutory employee status' after January 1, 1999, because of Equitable Life's adoption of a new policy stating that in any given year, those who failed to meet specified sales goals during the preceding year would not be treated as `statutory employees,' or (b) remain subject to discharge from `statutory employee' status based on the policy applied by Equitable Life." The complaint alleges that the company improperly "terminated" the agents' full-time life insurance salesman statutory employee status in or after 1999 by requiring attainment of minimum production credit levels for 1998, thereby making the agents ineligible for benefits and "requiring" them to pay Self-Employment Contribution Act taxes. The former agents, who assert claims for violations of ERISA and 26 U.S.C. 3121, and breach of contract, seek declaratory and injunctive relief, plus restoration of benefits and an adjustment of their benefit plan contributions and payroll tax withholdings. In March 2003, Equitable Life filed a motion to dismiss the complaint. In July 2003, the United States District Court for the Northern District of Illinois granted in part and denied in part Equitable Life's motion to dismiss the complaint, dismissing plaintiffs' claims for violation of 26 U.S.C. 3121 and breach of contract. Equitable Life has answered plaintiffs' remaining claim for violation of ERISA. In July 2003, plaintiffs filed a motion for class certification. In November 2003, Equitable Life filed its opposition to the motion for class certification; that motion is currently pending and the case is currently in discovery.

        In May 2003, a putative class action complaint entitled ECKERT V. THE EQUITABLE LIFE ASSURANCE SOCIETY OF THE UNITED STATES was filed in the United States District Court for the Eastern District of New York, as a case related to the MALHOTRA action described above. The complaint asserts a single claim for relief under Section 47(b) of the Investment Company Act of 1940, as amended based on Equitable Life's alleged failure to register as an investment company. According to the complaint, Equitable Life was required to register as an investment company because it was allegedly issuing securities in the form of variable insurance products and allegedly investing its assets primarily in other securities. The plaintiff purports to act on behalf of all persons who purchased or made an investment in variable insurance products from Equitable Life on or after May 7, 1998. The complaint seeks declaratory judgment permitting putative class members to elect to void their variable insurance contracts; restitution of all fees and penalties paid by the putative class members on the variable insurance products, disgorgement of all revenues received by Equitable Life on those products, and an injunction against the payment of any dividends by Equitable Life to the Holding Company. In June 2003, Equitable Life filed a motion to dismiss the complaint and that motion is currently pending.

        Between September and October 2003, ten substantially similar putative class action lawsuits were filed against AXA Financial (and in some cases AIMA Acquisition Co., a wholly owned subsidiary of AXA Financial ("AIMA")), The MONY Group Inc. ("MONY") and MONY's directors in the Court of Chancery of the State of Delaware in and for New Castle County, entitled BEAKOVITZ V. AXA FINANCIAL, INC., ET AL.; BELODOFF V. THE MONY GROUP INC., ET AL.; BRIAN V. THE MONY GROUP INC., ET AL.; BRICKLAYERS LOCAL 8 AND PLASTERERS LOCAL 233 PENSION FUND V. THE MONY GROUP, INC., ET AL.; CANTOR V. THE MONY GROUP INC., ET AL.; E.M. CAPITAL, INC. V. THE MONY GROUP INC., ET AL.; GARRETT V. THE MONY GROUP INC., ET AL.; LEBEDDA
        V. THE MONY GROUP INC., ET AL.; MARTIN V. ROTH, ET AL.; AND MUSKAL V. THE MONY GROUP INC., ET AL. (collectively, the MONY Stockholder Litigation). The complaints in these actions, all of which purport to be brought on behalf of a class consisting of all MONY stockholders, excluding the defendants and their affiliates, challenge the proposed merger of MONY into AIMA and allege, among other things, that the $31.00 cash price per share to be paid to MONY stockholders in connection with the proposed merger is inadequate and that MONY's directors breached their fiduciary duties in negotiating and approving the merger agreement. The complaints also allege that AXA Financial, and in some cases AIMA, aided and abetted the alleged breaches of fiduciary duty by MONY's directors. The complaints seek various forms of relief, including damages and injunctive relief that would, if granted, prevent completion of the merger. In September 2003, a joint motion was filed on behalf of plaintiffs in six of the Delaware actions seeking to consolidate all actions. In November 2003, the Court of Chancery signed an order consolidating the actions and plaintiffs served a consolidated complaint. Pursuant to stipulation, in December 2003 defendants have contested the complaint. In January 2004, the Court of Chancery granted plaintiffs leave to amend their complaint. Plaintiffs have stated that they intend to file a motion for a preliminary injunction seeking to prevent completion of the merger. Defendants will oppose a motion for a preliminary injunction. The Court of Chancery has scheduled the hearing on plaintiffs' planned motion for February 17, 2004 and the parties are engaged in discovery.

        In addition, AXA Financial, MONY and MONY's directors have been named in two putative class action lawsuits filed in New York State Supreme Court in Manhattan, entitled LAUFER V. THE MONY GROUP, ET AL. and NORTH BORDER INVESTMENTS V. BARRETT, ET AL.. The complaints in these actions contain allegations substantially similar to those in the Delaware cases, and likewise purport to assert claims for breach of fiduciary duty against MONY's directors and for aiding and abetting a breach of fiduciary duty against AXA Financial. The complaints in these actions also purport to be brought on behalf of a class consisting of all MONY stockholders, excluding the defendants and their affiliates, and seek various forms of relief, including damages and injunctive relief that would, if granted, prevent the completion of the merger. In December 2003, defendants contested the claims in the LAUFER and NORTH BORDER complaints. The parties in each of these actions are engaged in discovery.

        Although the outcome of litigation generally cannot be predicted with certainty, the Company's management believes that, subject to the foregoing, (i) the settlement of the MCEACHERN litigation and the Mississippi Actions, including the agents' cross-claims, will not have a material adverse effect on the consolidated financial position or results of operations of the Company and (ii) the ultimate resolution of the other litigations described above should not have a material adverse effect on the consolidated financial position of the Company. The Company's management cannot make an estimate of loss, if any, or predict whether or not any of such other litigations described above will have a material adverse effect on the Company's consolidated results of operations in any particular period.

        Alliance Litigations
        --------------------

        In April 2001, an amended class action complaint entitled MILLER, ET AL.
        V. MITCHELL HUTCHINS ASSET MANAGEMENT, INC., ET AL. was filed in the United States District Court for the Southern District of Illinois against Alliance, Alliance Fund Distributors, Inc. (now known as AllianceBernstein Investment Research and Management, Inc., "ABIRM"), a wholly owned subsidiary of Alliance, and other defendants alleging violations of the Investment Company Act of 1940, as amended ("ICA"), and breaches of common law fiduciary duty. The principal allegations of the amended complaint were that the advisory and distribution fees for certain mutual funds managed by Alliance were excessive and in violation of the ICA and the common law. Plaintiffs subsequently amended their compliant to include, as plaintiffs, shareholders of the AllianceBernstein Premier Growth Fund ("Premier Growth Fund"), the AllianceBernstein Quasar Fund (now known as AllianceBernstein Small Cap Growth Fund), the AllianceBernstein Growth and Income Fund, the AllianceBernstein Corporate Bond Fund, the AllianceBernstein Growth Fund, the AllianceBernstein Balanced Shares Fund, and the AllianceBernstein Americas Government Income Trust. In December 2003, the parties entered into a settlement agreement resolving the matter and the matter has been dismissed by the court.

        In December 2001, a complaint entitled BENAK V. ALLIANCE CAPITAL MANAGEMENT L.P. AND ALLIANCE PREMIER GROWTH FUND ("BENAK COMPLAINT") was filed in the United States District Court for the District of New Jersey against Alliance and Premier Growth Fund alleging that defendants violated Section 36(b) of the ICA. The principal allegations of the Benak Complaint are that Alliance breached its duty of loyalty to Premier Growth Fund because one of the directors of the general partner of Alliance served as a director of Enron Corp. ("Enron") when Premier Growth Fund purchased shares of Enron, and as a consequence thereof, the investment advisory fees paid to Alliance by Premier Growth Fund should be returned as a means of recovering for Premier Growth Fund the losses plaintiff alleges were caused by the alleged breach of the duty of loyalty. Subsequently, between December 2001 and July 2002, five complaints making substantially the same allegations and seeking substantially the same relief as the Benak Complaint were filed against Alliance and Premier Growth Fund. All of those actions were consolidated in the United States District Court for the District of New Jersey. In January 2003, a consolidated amended complaint entitled BENAK V. ALLIANCE CAPITAL MANAGEMENT L.P. ("BENAK CONSOLIDATED AMENDED COMPLAINT") was filed containing allegations similar to those in the individual complaints although it does not name the Premier Growth Fund as a defendant. In February 2003, the court granted with prejudice Alliance's motion to dismiss the Benak Consolidated Amended Complaint, holding that plaintiffs' allegations failed to state a claim under
        Section 36(b). Plaintiffs have thirty days from the entry of the dismissal order to appeal the court's decision dismissing the action. Alliance believes that plaintiffs' allegations in the Benak Consolidated Amended Complaint were without merit and intends to vigorously defend against any appeal that may be taken from the dismissal with prejudice of the action.

        In April 2002, a consolidated complaint entitled IN RE ENRON CORPORATION SECURITIES LITIGATION ("ENRON COMPLAINT") was filed in the United States District Court for the Southern District of Texas, Houston Division, against numerous defendants, including Alliance. The principal allegations of the Enron Complaint, as they pertain to Alliance, are that Alliance violated Sections 11 and 15 of the Securities Act of 1933, as amended ("Securities Act") with respect to a registration statement filed by Enron and effective with the SEC on July 18, 2001, which was used to sell $1.9 billion Enron Corp. Zero Coupon Convertible Notes due 2021. Plaintiffs allege that Frank Savage, who was at that time an employee of Alliance and who was and remains a director of the general partner of Alliance, signed the registration statement at issue. Plaintiffs allege that the registration statement was materially misleading. Plaintiffs further allege that Alliance was a controlling person of Frank Savage. Plaintiffs therefore assert that Alliance is itself liable for the allegedly misleading registration statement. Plaintiffs seek recission or a recissionary measure of damages. In June 2002, Alliance moved to dismiss the Enron Complaint as the allegations therein pertain to it. In March 2003, that motion was denied. In May 2003, a First Amended Consolidated Complaint ("Enron Amended Consolidated Complaint"), with substantially identical allegations as to Alliance, was filed. Alliance filed its answer in June 2003. In May 2003, plaintiffs filed an Amended Motion For Class Certification. In October 2003, following the completion of class discovery, Alliance filed its opposition to class certification. Alliance's motion is pending. The case is currently in discovery. Alliance believes that plaintiffs' allegations in the Enron Amended Consolidated Complaint as to it are without merit and intends to vigorously defend against these allegations.

        In May 2002, a complaint entitled THE FLORIDA STATE BOARD OF ADMINISTRATION V. ALLIANCE CAPITAL MANAGEMENT L.P. ("SBA COMPLAINT") was filed in the Circuit Court of the Second Judicial Circuit, in and for Leon County, Florida against Alliance. The SBA Complaint alleges breach of contract relating to the Investment Management Agreement between The Florida State Board of Administration ("SBA") and Alliance, breach of the covenant of good faith and fair dealing contained in the Investment Management Agreement, breach of fiduciary duty, negligence, gross negligence and violation of the Florida Securities and Investor Protection Act, in connection with purchases and sales of Enron common stock for the SBA investment account. The SBA seeks more than $300 million in compensatory damages and an unspecified amount of punitive damages. In June 2002, Alliance moved to dismiss the SBA Complaint; in September 2002, the court denied Alliance's motion to dismiss the SBA Complaint in its entirety. In November 2003, the SBA filed an amended complaint ("Amended SBA Complaint"). While the Amended SBA Complaint contains the Enron claims, the Amended SBA Complaint also alleges that Alliance breached its contract with the SBA by investing in or continuing to hold stocks for the SBA's investment portfolio that were not "1 rated," the highest rating that Alliance's research analysts could assign. The SBA also added claims for negligent supervision and common law fraud. In December 2003, Alliance moved to dismiss the fraud and breach of fiduciary duty claims in the Amended SBA Complaint. In January 2004, the court denied that motion. The case is currently in discovery. Alliance believes the SBA's allegations in the Amended SBA Complaint are without merit and intends to vigorously defend against these allegations.

        In September 2002, a complaint entitled LAWRENCE E. JAFFE PENSION PLAN, LAWRENCE E. JAFFE TRUSTEE U/A 1198 V. ALLIANCE CAPITAL MANAGEMENT L.P., ALFRED HARRISON AND ALLIANCE PREMIER GROWTH FUND, INC. ("JAFFE COMPLAINT") was filed in the United States District Court for the Southern District of New York against Alliance, Alfred Harrison and Premier Growth Fund alleging violation of the ICA. Plaintiff seeks damages equal to Premier Growth Fund's losses as a result of Premier Growth Fund's investment in shares of Enron and a recovery of all fees paid to Alliance beginning November 1, 2000. In March 2003, the court granted Alliance's motion to transfer the Jaffe Complaint to the United States District Court for the District of New Jersey to be consolidated with the Benak Consolidated Amended Complaint already pending there. In December 2003, plaintiff filed an amended complaint ("Amended Jaffe Complaint") in the United States District Court for the District of New Jersey. The Amended Jaffe Complaint alleges violations of Section 36(a) of the ICA, common law negligence, and negligent misrepresentation. Specifically, the Amended Jaffe Complaint alleges that (i) the defendants breached their fiduciary duties of loyalty, care and good faith to Premier Growth Fund by causing Premier Growth Fund to invest in the securities of Enron, (ii) the defendants were negligent for investing in securities of Enron, and (iii) through prospectuses and other documents, defendants misrepresented material facts related to Premier Growth Fund's investment objective and policies. In January 2004, defendants moved to dismiss the Amended JAFFE COMPLAINT. Alliance and Alfred Harrison believe that plaintiff's allegations in the Amended JAFFE COMPLAINT are without merit and intend to vigorously defend against these allegations.

        In December 2002, a putative class action complaint entitled PATRICK J. GOGGINS ET AL. V. ALLIANCE CAPITAL MANAGEMENT L.P. ET AL. ("GOGGINS COMPLAINT") was filed in the United States District Court for the Southern District of New York against Alliance, Premier Growth Fund and individual directors and certain officers of Premier Growth Fund. In August 2003, the court granted Alliance's motion to transfer the Goggins Complaint to the United States District Court for the District of New Jersey. In December 2003, plaintiffs filed an amended complaint ("Amended Goggins Compliant") in the United States District Court for the District of New Jersey. The Amended Goggins Complaint alleges that defendants violated Sections 11, 12(a)(2) and 15 of the Securities Act because Premier Growth Fund's registration statements and prospectuses contained untrue statements of material fact and omitted material facts. More specifically, the Amended Goggins Complaint alleges that the Premier Growth Fund's investment in Enron was inconsistent with the fund's stated strategic objectives and investment strategies. Plaintiffs seek rescissory relief or an unspecified amount of compensatory damages on behalf of a class of persons who purchased shares of Premier Growth Fund during the period October 31, 2000 through February 14, 2002. In January 2004, Alliance moved to dismiss the Amended Goggins Complaint. Alliance, Premier Growth Fund and the other defendants believe the plaintiffs' allegations in the Amended Goggins Complaint are without merit and intend to vigorously defend against these allegations.

        In August 2003, the Securities and Exchange Board of India ("SEBI") ordered that Samir C. Arora, a former research analyst/portfolio manager of Alliance, refrain from buying, selling or dealing in Indian securities. Until August 4, 2003, when Mr. Arora announced his resignation from Alliance, he served as head of Asian emerging markets equities and a fund manager of Alliance Capital Asset Management (India) Pvt. Ltd. ("ACAML"), a fund management company 75% owned by Alliance. The order states that Mr. Arora relied on unpublished price sensitive information in making certain investment decisions on behalf of certain clients of ACAML and Alliance, that there were failures to make required disclosures regarding the size of certain equity holdings, and that Mr. Arora tried to influence the sale of Alliance's stake in ACAML. Mr. Arora contested the findings in the order by filing objections and at a personal hearing held in August 2003. In September 2003, SEBI issued an order confirming its previous order against Mr. Arora. In October 2003, Mr. Arora filed an appeal with the Securities Appellate Tribunal ("SAT") seeking certain interim reliefs. Mr.

        Arora's appeal was heard by the SAT on December 15, 2003. The SAT passed an order on January 12, 2004 wherein it did not grant any interim reliefs to Mr. Arora since SEBI had stated that the investigations in the matter were in progress. However, the SAT has directed SEBI to complete the investigations by February 28, 2004 and to pass final orders in the matter by March 31, 2004. Alliance is reviewing this matter and, at the present time, management of Alliance does not believe its outcome will have a material impact on Alliance's results of operations or financial condition, and the Company's management does not believe its outcome will have a material impact on the Company's consolidated results of operations or financial position.

        In September 2003, SEBI issued to Alliance a show cause notice and finding of investigation (the "Notice"). The Notice requires Alliance to explain its failure to make disclosure filings as to the acquisition of shares of five (5) Indian equity securities held at various times by Alliance (through sub-accounts under foreign institutional investor licenses), ACAML and Alliance's local Indian mutual fund as required under the SEBI (Insider Trading) Regulations, 1992, and the SEBI (Substantial Acquisition of Shares and Takeovers) Regulations, 1997 when the holdings of the said entities in the Relevant Scrips crossed five percent (5%) which could make Alliance liable to pay penalties prescribed under Section 15A of the SEBI Act, 1992, which requires that disclosure be made when the holdings of an investor (or group of investors acting in concert) in an Indian security exceeds either five percent (5%) of the outstanding shares or changes by more than two percent (2%). In October 2003 and November 2003, Alliance filed its reply and written submissions, respectively. Alliance also had a personal hearing before the SEBI on October 21, 2003 and the decision of SEBI in relation to the Notice is pending. At the present time, management of Alliance does not believe the outcome of this matter will have a material impact on Alliance's results of operations or financial condition and the Company's management does not believe its outcome will have a material impact on the Company's consolidated results of operations or financial position.

        In October 2003, a purported class action complaint entitled ERB ET AL.
        V. ALLIANCE CAPITAL MANAGEMENT L.P. ET AL. ("ERB COMPLAINT") was filed in the Circuit Court of St. Clair County, State of Illinois against Alliance. Plaintiff, purportedly a shareholder in the Premier Growth Fund, alleges that Alliance breached unidentified provisions of Premier Growth Fund's prospectus and subscription and confirmation agreements that allegedly required that every security bought for Premier Growth Fund's portfolio must be a "1-rated" stock, the highest rating that Alliance's analysts could assign. Plaintiff alleges that Alliance impermissibly purchased shares of stocks that were not 1-rated. Plaintiff seeks rescission of all purchases of any non-1-rated stocks Alliance made for Premier Growth Fund over the past ten years, as well as an unspecified amount of damages. In November 2003, Alliance removed the Erb Complaint to the United States District Court for the Southern District of Illinois on the basis that plaintiff's alleged breach of contract claims are preempted under the Securities Litigation Uniform Standards Act. In December 2003, plaintiff filed a motion for remand. In February 2004, the court granted that motion and remanded the action to state court. Alliance believes that plaintiff's allegations in the Erb Complaint are without merit and intends to vigorously defend against these allegations.

        In October 2003, a purported class action complaint entitled HINDO ET AL. V. ALLIANCEBERNSTEIN GROWTH & INCOME FUND ET AL. ("HINDO COMPLAINT") was filed against Alliance, Alliance Holding, ACMC, AXA Financial, the AllianceBernstein family of mutual funds ("AllianceBernstein Funds"), the registrants and issuers of those funds, certain officers of Alliance (the "Alliance defendants"), and certain other defendants not affiliated with Alliance, as well as unnamed Doe defendants. The Hindo Complaint was filed in the United States District Court for the Southern District of New York by alleged shareholders of two of the AllianceBernstein Funds. The Hindo Complaint alleges that certain of the Alliance defendants failed to disclose that they improperly allowed certain hedge funds and other unidentified parties to engage in "late trading" and "market timing" of AllianceBernstein Fund securities, violating Sections 11 and 15 of the Securities Act, Sections 10(b) and 20(a) of the Exchange Act, and Sections 206 and 215 of the Investment Advisers Act of 1940 (the "Advisers Act"). Plaintiffs seek an unspecified amount of compensatory damages and rescission of their contracts with Alliance, including recovery of all fees paid to Alliance pursuant to such contracts. Between October 3 and January 29, 2004, forty additional lawsuits making factual allegations generally similar to those in the Hindo Complaint were filed against Alliance and certain other defendants, and others may be filed. These forty additional lawsuits are as follows:

        a) Federal Court Class Actions: Twenty-five of the lawsuits were brought as class actions filed in Federal court (twenty-one in the United States District Court for the Southern District of New York, two in the United States District Court for the District of New Jersey, one in the United States District Court for the Northern District of California, and one in the United States District
            Court for the District of Connecticut). Certain of these additional lawsuits allege claims under the Securities Act, the Exchange Act, the Advisers Act, the ICA and common law. All of these lawsuits are brought on behalf of shareholders of AllianceBernstein Funds, except three. Of these three, one was brought on behalf of a unitholder of Alliance Holding and two were brought on behalf of participants in the Profit Sharing Plan for Employees of Alliance Capital ("Plan"). The latter two lawsuits allege claims under Sections 404, 405 and 406 of ERISA, on the grounds that defendants violated fiduciary obligations to the Plan by failing to disclose the alleged market timing and late trading activities in AllianceBernstein Funds, and by permitting the Plan to invest in funds subject to those activities. One of these ERISA actions has been voluntarily dismissed. AXA Financial is named as a defendant, primarily as a control person of Alliance, in all but two of these cases (two of the twenty-five cases pending before the United States District Court for the Southern District of New York).

        b) Federal Court Derivative Actions: Eight of the lawsuits were brought as derivative actions in Federal court (one in the United States District Court for the Southern District of New York, five in the United States District Court for the Eastern District of New York, and two in the United States District Court for the District of New Jersey). These lawsuits allege claims under the Exchange Act,
            Section 36(b) of the ICA and/or common law. Six of the lawsuits were brought derivatively on behalf of certain AllianceBernstein Funds, with the broadest lawsuits being brought derivatively on behalf of all AllianceBernstein Funds, generally alleging that defendants violated fiduciary obligations to the AllianceBernstein Funds and/or fund shareholders by permitting select investors to engage in market timing activities and failing to disclose those activities. Two of the lawsuits were brought derivatively on behalf of Alliance Holding, generally alleging that defendants breached fiduciary obligations to Alliance Holding or its unitholders by failing to prevent the alleged undisclosed market timing and late trading activities from occurring. AXA Financial is named as a defendant, primarily as a control person of Alliance, in all but two of these cases (the one case pending before the United States District Court for the Southern District of New York and one of the two cases pending before the United States District Court for the District of New Jersey).

        c) State Court Representative Actions: Two lawsuits were brought as class actions in the Supreme Court of the State of New York, County of New York, by alleged shareholders of an AllianceBernstein Fund on behalf of shareholders of the AllianceBernstein Funds. The lawsuits allege that defendants allowed certain parties to engage in late trading and market timing transactions in the AllianceBernstein Funds and that such arrangements breached defendants' fiduciary duty to investors, and purport to state a claim for breach of fiduciary duty. One of the complaints also purports to state claims for breach of contract and tortious interference with contract. AXA Financial is named as a defendant, primarily as a control person of Alliance, in one of these two lawsuits.

        d) A lawsuit was filed in Superior Court for the State of California, County of Los Angeles, alleging that defendants violated fiduciary responsibilities and disclosure obligations by permitting certain favored customers to engage in market timing and late trading activities in the AllianceBernstein Funds, and purports to state claims of unfair business practices under Sections 17200 and 17303 of the California Business & Professional Code. Pursuant to these statutes, the action was brought on behalf of members of the general public of the State of California. AXA Financial is named as a defendant, primarily as a control person of Alliance.

        e) State Court Derivative Actions: Three lawsuits were brought as derivative actions in state court (one in the Supreme Court of the State of New York, County of New York, and two in the Superior Court of the State of Massachusetts, County of Suffolk). The New York action was brought derivatively on behalf of Alliance Holding and alleges that, in connection with alleged market timing and late trading transactions, defendants breached their fiduciary duties to Alliance Holding and its unitholders by failing to maintain adequate controls and employing improper practices in managing unspecified AllianceBernstein Funds. AXA Financial is named as a defendant, primarily as a control person of Alliance in the New York lawsuit. The Massachusetts actions were brought derivatively on behalf of certain AllianceBernstein Funds and allege state common law claims for breach of fiduciary duty, abuse of control, gross mismanagement, waste and unjust enrichment. Both Massachusetts actions attempt to name AXA Financial as a defendant.

        f) State Court Individual Action: A lawsuit was filed in the District Court of Johnson County, Kansas, Civil Court Department, alleging that defendants were negligent and breached their fiduciary duties by knowingly entering into a number of illegal and improper arrangements with institutional investors for the purpose of engaging in late trading and market timing in AllianceBernstein Funds to the detriment of plaintiff and failing to disclose such arrangements in the AllianceBernstein Fund prospectuses, and purports to state claims under Sections 624 and 626 of the Kansas Consumer Protection Act, and Section 1268 of the Kansas Securities Act. The lawsuit also purports to state claims of negligent misrepresentation, professional negligence and breach of fiduciary duty under common law. AXA Financial is not named as a defendant in this lawsuit.

        All of these lawsuits seek an unspecified amount of damages. All of the Federal actions discussed above (i.e., the Hindo Complaint, Federal Court Class Actions and Federal Court Derivative Actions) are the subject of a petition or tag-along notices filed by Alliance before the Judicial Panel on Multidistrict Litigation ("MDL Panel") seeking to have all of the actions centralized in a single forum for pre-trial proceedings. On January 29, 2004, the MDL Panel held a hearing on these petitions. On February 20, 2004, the MDL Panel transferred all of the actions to the United States District Court for the District of Maryland. Pursuant to agreements among the parties, the Alliance defendants' and AXA Financial's responses to the Federal actions that have been served on Alliance and AXA Financial are stayed pending a decision on consolidation by the MDL panel and the filing of an amended or operative complaint. The various plaintiffs seeking appointment to serve as lead plaintiffs have stipulated to stay the lead plaintiff decision until after the MDL Panel makes a decision on the MDL petitions pending before it. In addition, discovery has not commenced in any of these cases. In most of them, discovery is stayed under the Private Securities Litigation Reform Act of 1995 or pursuant to an agreement among the parties.

        Defendants have removed each of the State Court Representative Actions discussed above, and thereafter submitted the actions to the MDL Panel in a notice of tag-along actions. Plaintiff in each of these actions has moved to remand the action back to state court or has indicated an intention to do so. Where defendants have responded to the complaints, defendants have moved to stay proceedings pending transfer by the MDL Panel.

        Defendants have not yet responded to the complaints filed in the State Court Derivative Actions.

        Alliance recorded charges to income totaling $330.0 million in 2003 in connection with establishing the $250.0 million restitution fund (which is discussed in detail under "Business - Regulation" in this Form 10-K) and certain other matters discussed above under "Alliance Litigations". Management of Alliance, however, cannot determine at this time the eventual outcome, timing or impact of these matters. Accordingly, it is possible that additional charges in the future may be required.

        With respect to the matters discussed above under "Alliance Litigations" (other than those referred to in the preceding paragraph and those related to SEBI), management of Alliance is unable to estimate the impact, if any, that the outcome of these matters may have on Alliance' results of operations or financial condition and the Company's management is unable to estimate the impact, if any, that the outcome of these matters may have on the Company's results of operations or financial position.


        In addition to the matters previously reported and those described above, the Holding Company and its subsidiaries are involved in various legal actions and proceedings in connection with their businesses. Some of the actions and proceedings have been brought on behalf of various alleged classes of claimants and certain of these claimants seek damages of unspecified amounts. While the ultimate outcome of such matters cannot be predicted with certainty, in the opinion of management no such matter is likely to have a material adverse effect on the Company's consolidated financial position or results of operations. However, it should be noted that the frequency of large damage awards, including large punitive damage awards that bear little or no relation to actual economic damages incurred by plaintiffs in some jurisdictions, continues to create the potential for an unpredictable judgment in any given matter.


17)     LEASES

        The Company has entered into operating leases for office space and certain other assets, principally information technology equipment and office furniture and equipment. Future minimum payments under noncancelable operating leases for 2004 and the four successive years are $125.8 million, $123.6 million, $111.5 million, $97.8 million, $90.1 million and $764.0 million thereafter. Minimum future sublease rental income on these noncancelable operating leases for 2004 and the four successive years is $13.0 million, $9.2 million, $2.9 million, $2.7 million, $2.3 million and $16.1 million thereafter.

        At December 31, 2003, the minimum future rental income on noncancelable operating leases for wholly owned investments in real estate for 2004 and the four successive years is $80.7 million, $79.4 million, $78.4 million, $69.8 million, $62.2 million and $497.7 million thereafter.

        The Company has entered into capital leases for certain information technology equipment. Future minimum payments under noncancelable capital leases for 2004 and 2005 are $2.0 million and $1.9 million, respectively.


18)     INSURANCE GROUP STATUTORY FINANCIAL INFORMATION

        Equitable Life is restricted as to the amounts it may pay as dividends to the Holding Company. Under the New York Insurance Law, a domestic life insurer may, without prior approval of the Superintendent; pay a dividend to its shareholders not exceeding an amount calculated based on a statutory formula. This formula would permit Equitable Life to pay shareholder dividends not greater than $413.2 million during 2004. Payment of dividends exceeding this amount requires the insurer to file notice of its intent to declare such dividends with the Superintendent who then has 30 days to disapprove the distribution. For 2003, 2002 and 2001, the Insurance Group statutory net income totaled $549.4 million, $451.6 million and $547.7 million, respectively. Statutory surplus, capital stock and Asset Valuation Reserve ("AVR") totaled $4,476.6 million and $4,281.0 million at December 31, 2003 and 2002, respectively. In 2003, 2002 and 2001, respectively, $400.0 million, $500.0 million and $1.7 billion in shareholder dividends were paid by Equitable Life.

        At December 31, 2003, the Insurance Group, in accordance with various government and state regulations, had $27.2 million of securities deposited with such government or state agencies.

        In 1998, the NAIC approved a codification of statutory accounting practices ("Codification"), which provides regulators and insurers with uniform statutory guidance, addresses areas where statutory accounting previously was silent and changes certain existing statutory positions. Equitable Life and Equitable of Colorado became subject to Codification rules for all state filings upon adoption of Codification by the respective states.

        On December 27, 2000, an emergency rule was issued by the New York Insurance Department (NYID), which adopted Codification in New York effective on January 1, 2001 except where the guidance conflicted with New York Law. Differences in the New York regulation adopted in 2000 from Codification were in accounting for deferred taxes and goodwill, which are required to be disclosed in the notes to the Annual Statement, as well as the Annual Audited Report. On September 24, 2002, the bill authorizing the admissibility of deferred taxes by New York insurers was signed into law and was effective as of January 1, 2002. The impact of adopting the accounting for deferred taxes at January 1, 2002 was a $363.6 million decrease to surplus.

        The implementation of Codification in 2001 resulted in a $1,630.9 million increase to surplus and capital stock, principally due to the $1,660.8 million valuation adjustment related to Alliance.

        The application of the Codification rules as adopted by the State of Colorado had no significant effect on Equitable Life or Equitable of Colorado.

        At December 31, 2003 and for the year then ended, there were no differences in net income and capital and surplus resulting from practices prescribed and permitted by the State of New York and those prescribed by NAIC Accounting Practices and Procedures effective at December 31, 2003.

        Accounting practices used to prepare statutory financial statements for regulatory filings of stock life insurance companies differ in certain instances from GAAP. The differences between statutory surplus and capital stock determined in accordance with Statutory Accounting Principles ("SAP") and total shareholders' equity under GAAP are primarily: (a) the inclusion in SAP of an AVR intended to stabilize surplus from fluctuations in the value of the investment portfolio; (b) future policy benefits and policyholders' account balances under SAP differ from GAAP due to differences between actuarial assumptions and reserving methodologies; (c) certain policy acquisition costs are expensed under SAP but deferred under GAAP and amortized over future periods to achieve a matching of revenues and expenses; (d) under SAP, Federal income taxes are provided on the basis of amounts currently payable with provisions made for deferred amounts that reverse within one year while under GAAP, deferred taxes are recorded for temporary differences between the financial statements and tax basis of assets and liabilities where the probability of realization is reasonably assured, (e) the valuation of assets under SAP and GAAP differ due to different investment valuation and depreciation methodologies, as well as the deferral of interest-related realized capital gains and losses on fixed income investments; (f) the valuation of the investment in Alliance and Alliance Holding under SAP reflects a portion of the market value appreciation rather than the equity in the underlying net assets as required under GAAP; (g) the provision for future losses of the discontinued Wind-Up Annuities business is only required under GAAP; (h) reporting the surplus notes as a component of surplus in SAP but as a liability in GAAP; (i) computer software development costs are capitalized under GAAP but expensed under SAP; and
        (j) certain assets, primarily pre-paid assets, are not admissible under SAP but are admissible under GAAP.

        The following reconciles the Insurance Group's statutory change in surplus and capital stock and statutory surplus and capital stock determined in accordance with accounting practices prescribed by the NYID with net earnings and equity on a GAAP basis.

                                                                  2003               2002                2001
                                                            -----------------   ----------------   -----------------
                                                                                 (In Millions)

        Net change in statutory surplus and
          capital stock....................................  $        43.4       $   (1,354.7)      $      104.1
        Change in AVR......................................          152.2             (464.7)            (230.2)
                                                            -----------------   ----------------   -----------------
        Net change in statutory surplus, capital stock
          and AVR..........................................          195.6           (1,819.4)            (126.1)
        Adjustments:
          Future policy benefits and policyholders'
            account balances...............................         (245.7)             255.2              270.8
          DAC..............................................          556.1              458.1              458.5
          Deferred Federal income taxes....................           30.9             (634.6)            (354.8)
          Valuation of investments.........................           39.6              (74.8)              67.9
          Valuation of investment subsidiary...............         (321.6)           1,399.4           (1,507.9)
          Change in fair value of guaranteed minimum income
            benefit reinsurance contracts..................          (91.0)             120.0                -
          Shareholder dividends paid......................           400.0              500.0            1,700.0
          Changes in non-admitted assets...................          (35.1)             384.2              138.3
          Other, net.......................................           (2.1)             (23.7)               5.4
          GAAP adjustments for Other Discontinued
            Operations.....................................           (2.3)              23.0               (5.1)
                                                            -----------------   ----------------   -----------------
        Net Earnings of the Insurance Group................  $       524.4       $      587.4       $      647.0
                                                            =================   ================   =================

                                      F-49


                                                                                  December 31,
                                                            ---------------------------------------------------------
                                                                  2003               2002                2001
                                                            -----------------   ----------------   ------------------
                                                                                 (In Millions)

        Statutory surplus and capital stock................  $     4,134.7       $    4,091.3       $    5,446.0
        AVR................................................          341.9              189.7              654.4
                                                            -----------------   ----------------   ------------------
        Statutory surplus, capital stock and AVR...........        4,476.6            4,281.0            6,100.4
        Adjustments:
          Future policy benefits and policyholders'
            account balances...............................       (1,483.3)          (1,237.6)          (1,492.8)
          DAC..............................................        6,290.4            5,801.0            5,513.7
          Deferred Federal income taxes....................       (1,729.8)          (1,835.8)          (1,252.2)
          Valuation of investments.........................        2,196.3            1,629.6              635.9
          Valuation of investment subsidiary...............       (1,513.0)          (1,191.4)          (2,590.8)
          Fair value of guaranteed minimum income benefit
            reinsurance contracts..........................           29.0              120.0                -
          Non-admitted assets..............................        1,130.2            1,162.3              778.1
          Issuance of surplus notes........................         (599.6)            (599.6)            (539.4)
          Other, net.......................................           77.7              157.2              536.6



          GAAP adjustments for Other Discontinued
            Operations.....................................         (103.9)            (108.7)            (123.8)
                                                            -----------------   ----------------   ------------------
        Equity of the Insurance Group......................  $     8,770.6       $    8,178.0       $    7,565.7
                                                            =================   ================   ==================


19)     ALLIANCE CHARGE FOR MUTUAL FUND MATTERS AND LEGAL PROCEEDINGS

        On December 18, 2003, Alliance reached terms with the SEC for the resolution of regulatory claims against Alliance with respect to market timing. The SEC accepted an Offer of Settlement submitted by Alliance. Alliance concurrently reached an agreement in principle with the New York Attorney General ("NYAG"), which is subject to final definitive documentation.

        The key provisions of the settlement with the SEC and NYAG are that Alliance must establish a $250 million fund to compensate fund shareholders for the adverse effect of market timing. Of the $250 million fund, $150 million is characterized as disgorgement and $100 million is characterized as a penalty. In addition, the agreement with the NYAG requires a weighted average reduction in fees of 20% on Alliance's U.S. long-term open-end retail funds for a minimum of five years, which commenced January 1, 2004. This reduction in fees is expected to reduce Alliance Capital revenues by approximately $70 million in 2004.

        Alliance recorded pre-tax charges to income of $190 million and a $140 million for the quarters ended September 30, 2003 and December 31, 2003, respectively, or $330 million for the year 2003, to cover restitution, litigation and other costs associated with these investigations and other litigation. The effect of this settlement on the Company's 2003 net earnings after reflecting its impact on incentive compensation, income taxes and minority interest was $90.1 million.


20)     BUSINESS SEGMENT INFORMATION

        The Company's operations consist of Insurance and Investment Services segments. The Company's management evaluates the performance of each of these segments independently and allocates resources based on current and future requirements of each segment.

        The Insurance segment offers a variety of traditional, variable and interest-sensitive life insurance products, disability income, annuity products, mutual funds, and other investment products to individuals and small groups. It also administers traditional participating group annuity contracts with conversion features, generally for corporate qualified pension plans, and association plans which provide full service retirement programs for individuals affiliated with professional and trade associations. This segment includes Separate Accounts for individual insurance and annuity products.

        The Investment Services segment principally includes Alliance. Alliance provides diversified investment management and related services globally to a broad range of clients including: (a) institutional clients, including pension funds, endowment funds and domestic and foreign financial institutions and governments, (b) private clients, including high net worth individuals, trusts and estates, charitable foundations and other entities, by means of separately managed accounts, hedge funds and other investment vehicles, (c) individual investors, principally through a broad line of mutual funds, and (d) institutional investors by means of in-depth research, portfolio strategy, trading and other services. This segment also includes institutional Separate Accounts that provide various investment options for large group pension clients, primarily defined benefit and contribution plans, through pooled or single group accounts.

        Intersegment investment advisory and other fees of approximately $103.0 million, $102.2 million and $116.6 million for 2003, 2002 and 2001, respectively, are included in total revenues of the Investment Services segment.

        The following tables reconcile segment revenues and earnings from continuing operations before Federal income taxes to total revenues and earnings as reported on the consolidated statements of earnings and segment assets to total assets on the consolidated balance sheets, respectively.

                                                                  2003               2002               2001
                                                            -----------------   ----------------  ------------------
                                                                                 (In Millions)
       Segment revenues:
       Insurance..........................................   $     4,734.4       $     4,673.4     $     4,763.3
       Investment Services................................         2,738.5             2,744.9           2,994.4
       Consolidation/elimination..........................           (70.4)              (71.3)            (90.0)
                                                            -----------------   ----------------  ------------------
       Total Revenues.....................................   $     7,402.5       $     7,347.0     $     7,667.7
                                                            =================   ================  ==================

       Segment earnings (loss) from continuing operations
          before Federal income taxes
          and minority interest:
       Insurance..........................................   $       631.6       $       437.9     $       707.5
       Investment Services................................           318.6               590.7             585.4
                                                            -----------------   ----------------  ------------------
       Total Earnings from Continuing Operations
          before Federal Income Taxes
          and Minority Interest...........................   $       950.2       $     1,028.6     $     1,292.9
                                                            =================   ================  ==================

                                                                                   December 31,
                                                                  2003                2002               2001
                                                            -----------------   ----------------  ------------------
                                                                                 (In Millions)
       Assets:
       Insurance..........................................   $    98,822.1       $    80,638.7     $    84,572.2
       Investment Services................................        15,410.1            14,160.3          15,808.8
       Consolidation/elimination..........................            33.1                27.3             (94.4)
                                                            -----------------   ----------------  ------------------
       Total Assets.......................................   $   114,265.3       $    94,826.3     $   100,286.6
                                                            =================   ================  ==================

21)     QUARTERLY RESULTS OF OPERATIONS (UNAUDITED)

        The quarterly results of operations for 2003 and 2002 are summarized below:

                                                                    Three Months Ended
                                       ------------------------------------------------------------------------------
                                           March 31           June 30           September 30          December 31
                                       -----------------  -----------------   ------------------   ------------------
                                                                       (In Millions)
        2003
        Total Revenues................  $     1,674.7      $     1,826.8       $    1,857.8         $    2,043.2
                                       =================  =================   ==================   ==================

        Earnings from
          Continuing Operations.......  $        35.7      $       209.7       $      134.8         $      140.8
                                       =================  =================   ==================   ==================

        Net Earnings..................  $        35.7      $       209.8       $      135.5         $      143.4
                                       =================  =================   ==================   ==================

        2002
        Total Revenues................  $     1,883.9      $     2,072.1       $    1,860.9         $    1,530.1
                                       =================  =================   ==================   ==================

        Earnings from Continuing
          Operations..................  $       162.6      $       206.5       $      267.1         $      (21.3)
                                       =================  =================   ==================   ==================

        Net Earnings..................  $       130.4      $       205.1       $      286.5         $      (34.6)
                                       =================  =================   ==================   ==================


22)     ACCOUNTING FOR STOCK-BASED COMPENSATION

        The Holding Company sponsors a stock incentive plan for employees of Equitable Life. Alliance sponsors its own stock option plans for certain employees. The Company has elected to continue to account for stock-based compensation using the intrinsic value method prescribed in APB No. 25. Stock-based employee compensation expense is not reflected in the statement of earnings as all options granted under those plans had an exercise price equal to the market value of the underlying common stock on the date of the grant. The following table illustrates the effect on net income had compensation expense as related to options awarded under the Company's Stock Incentive Plans been determined based on SFAS No. 123's fair value based method, including the cost of the amendments and modifications made in connection with AXA's acquisition of the minority interest in the Holding Company:

                                                                  2003               2002                 2001
                                                            -----------------   ----------------   -------------------
                                                                                  (In Millions)

        Net income, as reported............................  $       524.4       $      587.4       $      647.0
        Less: total stock-based employee compensation
           expense determined under fair value method for
           all awards, net of Federal income tax benefit...          (35.8)             (36.0)             (22.2)
                                                            -----------------   ----------------   -------------------
        Pro Forma Net Earnings.............................  $       488.6       $      551.4       $      624.8
                                                            =================   ================   ===================

        In conjunction with approval of the agreement for AXA's acquisition of the minority interest in the Holding Company's Common Stock, generally all outstanding options awarded under the 1997 and 1991 Stock Incentive Plans were amended to become immediately and fully exercisable pursuant to their terms upon expiration of the initial tender offer. In addition, the agreement provided that at the effective time of the merger, the terms of all outstanding options granted under those Plans would be further amended and converted into options of equivalent intrinsic value to acquire a number of AXA ordinary shares in the form of ADRs. Also pursuant to the agreement, holders of non-qualified options were provided with an alternative to elect cancellation of those options at the effective time of the merger in exchange for a cash payment from the Holding Company. For the year ended December 31, 2000, the Company recognized compensation expense of $493.9 million, representing the cost of these Plan amendments and modifications offset by an addition to capital in excess of par value.

        Beginning in 2001, under the 1997 Stock Incentive Plan, the Holding Company can grant AXA ADRs and options to purchase AXA ADRs. The options, which include Incentive Stock Options and Nonstatutory Stock Options, are issued at the fair market value of the AXA ADRs on the date of grant. Generally, one-third of stock options granted vest and become exercisable on each of the first three anniversaries of the date such options were granted. Options are currently exercisable up to 10 years from the date of grant.

        Following completion of the merger of AXA Merger Corp. with and into the Holding Company, certain employees exchanged AXA ADR options for tandem Stock Appreciation Rights and at-the-money AXA ADR options of equivalent intrinsic value. The maximum obligation for the Stock Appreciation Rights is $73.3 million, based upon the underlying price of AXA ADRs at January 2, 2001, the closing date of the aforementioned merger. The Company recorded an increase (reduction) in the Stock Appreciation Rights liability of $12.0 million and $(10.2) million for 2003 and 2002, respectively, reflecting the variable accounting for the Stock Appreciation Rights, based on the change in the market value of AXA ADRs in 2003 and 2002.

        The Black-Scholes option pricing model was used in determining the fair values of option awards used in the pro-forma disclosures above. The option pricing assumptions for 2003, 2002 and 2001 follow:

                                       Holding Company                            Alliance
                           -----------------------------------------   -------------------------------
                               2003           2002         2001          2003      2002       2001
                           -------------  ------------- ------------   -------------------- ----------

        Dividend yield....    2.48%          2.54%         1.52%         6.1%      5.80%      5.80%

        Expected
          volatility......     46%            46%           29%           32%       32%        33%

        Risk-free interest
          rate............    2.72%          4.04%         4.98%         3.0%      4.2%       4.5%

        Expected life
          in years........      5              5             5            7.0       7.0        7.2

        Weighted average
          fair value per
          option at
          grant-date......    $4.39          $6.30         $9.42         $5.96     $5.89      $9.23

        A summary of the activity in the option shares of the Holding Company and Alliance's option plans follows, including information about options outstanding and exercisable at December 31, 2003. Outstanding options at January 2, 2001 to acquire AXA ADRs reflect the conversion of 11.5 million share options of the Holding Company that remained outstanding following the above-described cash settlement made pursuant to the agreement for AXA's acquisition of the minority interest in the Holding Company's Common Stock. All information presented below as related to options to acquire AXA ADRs gives appropriate effect to AXA's May 2001 four-for-one stock split and the related changes in ADR parity for each Holding Company share option:

                                                       Holding Company                          Alliance
                                             ------------------------------------   ---------------------------------
                                                                    Weighted                            Weighted
                                                                    Average                             Average
                                                  AXA ADRs          Exercise            Units           Exercise
                                               (In Millions)         Price          (In Millions)        Price
                                             ------------------- ----------------   --------------- -----------------


        :
        Balance at January 2, 2001                18.3              $21.65               15.4           $28.73
          Granted........................         17.0              $31.55                2.5           $50.34
          Exercised......................         (2.2)             $11.57               (1.7)          $13.45
          Forfeited......................         (3.1)             $32.02                (.3)          $34.51
                                             -------------------                    ---------------

        Balance at December 31, 2001.....         30.0              $31.55               15.9           $33.58
          Granted........................          6.7              $17.24                2.4           $33.32
          Exercised......................          (.2)             $10.70               (1.4)          $14.83
          Forfeited......................         (1.2)             $27.12                (.5)          $42.99
                                             -------------------                    ---------------

        Balance at December 31, 2002              35.3              $25.14               16.4           $34.92
          Granted.........................         9.1              $12.60                 .1           $35.01
          Exercised.......................        (1.7)              $7.85               (1.2)          $17.26
          Forfeited.......................        (1.8)             $25.16               (1.5)          $43.26
                                             -------------------                    ---------------
        Balance at December 31, 2003              40.9              $23.04               13.8           $35.55
                                             ===================                    ===============

        Information about options outstanding and exercisable at December 31, 2003 follows:

                                            Options Outstanding                            Options Exercisable
                             ---------------------------------------------------   -------------------------------------
                                                   Weighted
                                                    Average         Weighted                               Weighted
              Range of             Number          Remaining        Average             Number              Average
              Exercise          Outstanding       Contractual       Exercise          Exercisable          Exercise
               Prices          (In Millions)     Life (Years)        Price           (In Millions)           Price
        --------------------------------------- ---------------- ---------------   ------------------   ----------------

              AXA ADRs
        ----------------------

          $ 6.325 - $ 9.01            .4               1.86           $ 7.64               .4                $ 7.63
          $10.195 - $15.20          11.8               8.35           $12.73              2.1                $13.23
          $15.995 - $22.84           9.9               6.82           $18.50              6.3                $18.66
          $26.095 - $33.025         13.8               4.63           $30.85              9.6                $30.48
          $36.031                    5.0               5.48           $36.03              5.0                $36.03
                              -----------------                                    ------------------
          $ 6.325 - $36.031         40.9               6.31           $23.04             23.4                $26.52
                              =================                                    ==================


              Alliance
        ----------------------
           $ 8.81 - $18.47           2.6               2.48           $13.19              2.6                $13.19
           $24.84 - $30.25           3.2               5.35           $27.90              2.9                $27.69
           $30.94 - $48.50           4.3               7.76           $40.63              1.8                $44.85
           $50.15 - $50.56           2.0               7.92           $50.25               .8                $50.25
           $51.10 - $58.50           1.7               6.95           $53.77              1.0                $53.76
                              -----------------                                    ------------------
           $ 8.81 - $58.50          13.8               6.13           $35.55              9.1                $31.89
                              =================                                    ==================

        The Company's ownership interest in Alliance will continue to be reduced upon the exercise of unit options granted to certain Alliance employees. Options are exercisable over periods of up to ten years.

        In 1997, Alliance Holding established a long-term incentive compensation plan under which grants are made to key employees for terms established by Alliance Holding at the time of grant. These awards include options, restricted Alliance Holding units and phantom restricted Alliance Holding units, performance awards, other Alliance Holding unit based awards, or any combination thereof. At December 31, 2003, approximately
        13.0 million Alliance Holding units of a maximum 41.0 million units were subject to options granted and 103,262 Alliance Holding units were subject to awards made under this plan.

23)     RELATED PARTY TRANSACTIONS

        Beginning January 1, 2000, the Company reimburses the Holding Company for expenses relating to the Excess Retirement Plan, Supplemental Executive Retirement Plan and certain other employee benefit plans that provide participants with medical, life insurance, and deferred compensation benefits. Such reimbursement was based on the cost to the Holding Company of the benefits provided which totaled $57.6 million and $39.7 million, respectively, for 2003 and 2002.

        The Company paid $639.1 million and $596.6 million, respectively, of commissions and fees to AXA Distribution and its subsidiaries for sales of insurance products for 2003 and 2002. The Company charged AXA Distribution's subsidiaries $304.4 million and $411.9 million, respectively, for their applicable share of operating expenses for 2003 and 2002, pursuant to the Agreements for Services.

        In September 2001, Equitable Life loaned $400.0 million to AXA Insurance Holding Co. Ltd., a subsidiary of AXA. This investment has an interest rate of 5.89% and matures on June 15, 2007. All payments, including interest payable semi-annually, are guaranteed by AXA.

        Both Equitable Life and Alliance, along with other AXA affiliates, participate in certain intercompany cost sharing and service agreements which include technology and professional development arrangements. Payments by Equitable Life and Alliance to AXA under such agreements totaled approximately $16.7 million and $17.9 million in 2003 and 2002, respectively. Payments by AXA and AXA affiliates to Equitable Life under such agreements totaled $32.5 million and $17.6 million in 2003 and 2002, respectively.

        In 2003, Equitable Life entered into a reinsurance agreement with AXA Financial Reinsurance Company (Bermuda), LTD ("AXA Bermuda"), an indirect wholly owned subsidiary of the Holding Company, to cede certain term insurance policies written after December 2002. Equitable Life ceded $9.0 million of premiums and $2.8 million of reinsurance reserves to AXA Bermuda in 2003.

        Commissions, fees and other income includes certain revenues for services provided to mutual funds managed by Alliance described below:

                                                                  2003               2002               2001
                                                            -----------------   ----------------  ------------------
                                                                                 (In Millions)

       Investment advisory and services fees..............   $       824.6       $       854.5     $       997.1
       Distribution revenues..............................           436.0               467.5             544.6
       Shareholder servicing fees.........................            82.3                89.7              87.2
       Other revenues.....................................            11.4                10.2              11.0
       Brokerage..........................................             3.6                 7.0               5.7

                      REPORT OF INDEPENDENT AUDITORS ON
                   CONSOLIDATED FINANCIAL STATEMENT SCHEDULES





To the Board of Directors of
The Equitable Life Assurance Society of the United States


Our audits of the consolidated financial statements referred to in our report dated March 9, 2004 appearing on page F-1 of this Annual Report on Form 10-K also included an audit of the financial statement schedules listed in Item 15(a)2 of this Form 10-K. In our opinion, these financial statement schedules present fairly, in all material respects, the information set forth therein when read in conjunction with the related consolidated financial statements.




/s/PricewaterhouseCoopers LLP
New York, New York

March 9, 2004

            THE EQUITABLE LIFE ASSURANCE SOCIETY OF THE UNITED STATES
                                   SCHEDULE I
       SUMMARY OF INVESTMENTS - OTHER THAN INVESTMENTS IN RELATED PARTIES
                                DECEMBER 31, 2003

                                                                                   Estimated          Carrying
Type of Investment                                              Cost (A)          Fair Value           Value
-------------------                                         -----------------   ----------------   ---------------
                                                                                (In Millions)

Fixed maturities:
   U.S. government, agencies and authorities..............   $       812.3       $      870.5       $      870.5
   State, municipalities and political subdivisions.......           188.2              200.3              200.3
   Foreign governments....................................           248.4              294.0              294.0
   Public utilities.......................................         2,994.1            3,214.1            3,214.1
   All other corporate bonds..............................        21,496.6           22,957.7           22,957.7
   Redeemable preferred stocks............................         1,412.0            1,558.9            1,558.9
                                                            -----------------   ----------------   ---------------
Total fixed maturities....................................        27,151.6           29,095.5           29,095.5
                                                            -----------------   ----------------   ---------------
Equity securities:
  Common stocks:
    Industrial, miscellaneous and all other...............            13.5               13.6               13.6
Mortgage loans on real estate.............................         3,503.1            3,761.7            3,503.1
Real estate...............................................           310.8              XXX                310.8
Real estate acquired in satisfaction of debt..............           275.8              XXX                275.8
Real estate joint ventures................................            69.9              XXX                 69.9
Policy loans..............................................         3,894.3            4,481.9            3,894.3
Other limited partnership interests.......................           775.5              775.5              775.5
Other invested assets.....................................         1,101.6            1,101.6            1,101.6
                                                            -----------------   ----------------   ---------------

Total Investments.........................................   $    37,096.1       $   39,229.8       $   39,040.1
                                                            =================   ================   ===============

(A) Cost for fixed maturities represents original cost, reduced by repayments and writedowns and adjusted for amortization of premiums or accretion of discount; for equity securities, cost represents original cost reduced by writedowns; for other limited partnership interests, cost represents original cost adjusted for equity in earnings and distributions.

            THE EQUITABLE LIFE ASSURANCE SOCIETY OF THE UNITED STATES
                                   SCHEDULE II
                         BALANCE SHEETS (PARENT COMPANY)
                           DECEMBER 31, 2003 AND 2002

                                                                                   2003                 2002
                                                                              -----------------    -----------------
                                                                                         (In Millions)

ASSETS
Investment:
  Fixed maturities:
    Available for sale, at estimated fair value (amortized
      cost of $26,874.1 and $24,480.4, respectively)........................  $     28,787.4       $     25,981.9
  Mortgage loans on real estate.............................................         3,503.1              3,746.2
  Equity real estate........................................................           656.4                717.3
  Policy loans..............................................................         3,670.4              3,805.8
  Investments in and loans to affiliates....................................         1,246.9              1,359.3
  Other equity investments..................................................           789.0                720.2
  Other invested assets.....................................................           590.7                892.4
                                                                              -----------------    -----------------
      Total investments.....................................................        39,243.9             37,223.1
Cash and cash equivalents...................................................           402.4                 15.3
Deferred policy acquisition costs...........................................         6,248.6              5,749.8
Amounts due from reinsurers.................................................         1,510.8              1,482.4
Other assets................................................................         2,228.8              2,289.2
Loans to affiliates.........................................................           400.0                413.0
Prepaid pension asset.......................................................           838.3                865.1
Separate Accounts assets....................................................        54,438.1             39,012.1
                                                                              -----------------    -----------------

Total Assets................................................................  $    105,310.9       $     87,050.0
                                                                              =================    =================

LIABILITIES
Policyholders' account balances.............................................  $     24,907.5       $     22,630.6
Future policy benefits and other policyholders liabilities..................        13,831.4             13,892.5
Short-term and long-term debt...............................................           847.9                847.8
Federal income taxes payable................................................         1,775.9              1,474.2
Other liabilities...........................................................           877.0                922.0
Separate Accounts liabilities...............................................        54,300.6             38,883.8
                                                                              -----------------    -----------------
      Total liabilities.....................................................        96,540.3             78,650.9
                                                                              -----------------    -----------------

SHAREHOLDER'S EQUITY
Common stock, $1.25 par value, 2.0 million shares authorized, issued
  and outstanding...........................................................             2.5                  2.5
Capital in excess of par value..............................................         4,848.2              4,812.8
Retained earnings...........................................................         3,027.1              2,902.7
Accumulated other comprehensive income......................................           892.8                681.1
                                                                              -----------------    -----------------
      Total shareholder's equity............................................         8,770.6              8,399.1
                                                                              -----------------    -----------------

Total Liabilities and Shareholder's Equity..................................  $    105,310.9       $     87,050.0
                                                                              =================    =================


The financial information of The Equitable Life Assurance Society of the United States (Parent Company) should be read in conjunction with the Consolidated Financial Statements and Notes thereto. For information regarding capital in excess of par value refer to Note 1 of Notes to Consolidated Financial Statements.

            THE EQUITABLE LIFE ASSURANCE SOCIETY OF THE UNITED STATES
                                   SCHEDULE II
                     STATEMENTS OF EARNINGS (PARENT COMPANY)
                    YEARS ENDED DECEMBER 31, 2003, 2002, 2001



                                                                      2003                2002               2001
                                                                 -----------------   -----------------   ---------------
                                                                                     (In Millions)
REVENUES
Universal life and investment-type product policy fee
  income........................................................  $     1,373.1      $     1,312.3       $     1,337.4
Premiums........................................................          882.8              936.7             1,010.0
Net investment income...........................................        2,338.3            2,321.7             2,301.9
Investment losses, net..........................................          (70.6)            (264.1)             (201.4)
Equity in earnings of subsidiaries .............................           44.3              113.1               134.2
Commissions, fees and other income..............................          163.2              337.6               244.1
                                                                 -----------------   -----------------  ----------------
      Total revenues............................................        4,731.1            4,757.3             4,826.2
                                                                 -----------------   -----------------  ----------------

BENEFITS AND OTHER DEDUCTIONS
Policyholders' benefits.........................................        1,691.0            2,025.7             1,878.9
Interest credited to policyholders' account balances............          946.6              945.5               957.1
Compensation and benefits.......................................          379.1              310.2               371.3
Commissions.....................................................        1,072.4              835.5               825.0
Interest expense................................................           58.8               72.5                71.5
Amortization of deferred policy acquisition costs...............          424.9              292.6               284.0
Capitalization of deferred policy acquisition costs.............         (990.0)            (753.2)             (743.4)
Rent expense....................................................           67.9               66.7                62.8
Amortization and depreciation...................................           98.1               88.0                92.1
Premium taxes...................................................           35.7               36.3                36.9
Other operating costs and expenses..............................          242.7              248.0               159.0
                                                                 -----------------   -----------------  ----------------
      Total benefits and other deductions.......................        4,027.2            4,167.8             3,995.2
                                                                 -----------------   -----------------  ----------------

Earnings from continuing operations before
  Federal income taxes..........................................          703.9              589.5               831.0
Federal income tax (expense) benefit............................         (182.9)              25.4              (224.4)
                                                                 -----------------   -----------------  ----------------
Earnings from continuing operations.............................          521.0              614.9               606.6
Earnings from discontinued operations, net of
   Federal income taxes.........................................            3.4                5.6                43.9
Cumulative effect of accounting changes, net of
   Federal income taxes.........................................            -                (33.1)               (3.5)
                                                                 -----------------   -----------------  ----------------
Net Earnings....................................................  $       524.4      $       587.4       $       647.0
                                                                 =================   =================  ================

            THE EQUITABLE LIFE ASSURANCE SOCIETY OF THE UNITED STATES
                                   SCHEDULE II
                    STATEMENTS OF CASH FLOWS (PARENT COMPANY)
                  YEARS ENDED DECEMBER 31, 2003, 2002 AND 2001

                                                                      2003                2002                2001
                                                                 -----------------   -----------------   ----------------
                                                                                     (In Millions)

Net earnings....................................................  $       524.4      $       587.4       $       647.0
Adjustments to reconcile net earnings to net cash
  provided by operating activities:
  Interest credited to policyholders' account balances..........          946.6              945.5               957.1
  Universal life and investment-type policy fee income..........       (1,373.1)          (1,312.3)           (1,337.4)
  Investment losses net.........................................           70.6              264.1               201.4
  Equity in net earnings of subsidiaries........................          (44.3)            (113.1)             (134.2)
  Dividends from subsidiaries...................................          181.8              213.6             1,289.4
  Change in deferred policy acquisition costs...................         (565.1)            (460.6)             (459.4)
  Change in future policy benefits and other policyholder
    funds.......................................................          (98.7)             216.1               (15.6)
  Change in prepaid pension asset...............................           26.8             (363.0)              (56.7)
  Change in fair value of guaranteed minimum income
      benefit reinsurance contract..............................           91.0             (120.0)                -
  Change in property and equipment..............................          (23.9)             (23.2)             (121.7)
  Change in Federal income tax payable..........................          193.0               93.2               573.9
  Amortization and depreciation.................................           98.1               88.0                92.1
  Other, net....................................................          187.2              118.2                57.9
                                                                 -----------------   -----------------  -----------------

Net cash provided by operating activities.......................          214.4              133.9             1,693.8
                                                                 -----------------   -----------------  -----------------

Cash flows from investing activities:
  Maturities and repayments.....................................        4,180.6            2,973.1             2,429.1
  Sales.........................................................        4,778.7            7,624.4             7,470.3
  Purchases.....................................................      (11,403.4)         (12,609.2)          (11,775.1)
  Increase in loans to discontinued operations..................            2.5               38.1                14.7
  Change in short-term investments..............................          357.0             (570.9)              123.1
  Change in policy loans........................................          135.6               71.5               (52.2)
  Loans to affiliates...........................................            -                  -                (400.0)
  Other, net....................................................          (61.7)              97.5               (60.3)
                                                                 -----------------   -----------------  -----------------

Net cash used by investing activities...........................       (2,010.7)          (2,375.5)           (2,250.4)
                                                                 -----------------   -----------------  -----------------

Cash flows from financing activities:
  Policyholders' account balances:
    Deposits....................................................        5,689.6            4,384.9             3,252.1
    Withdrawals and transfers to Separate Accounts..............       (3,141.6)          (1,995.9)           (2,445.4)
  Net decrease in short-term financings.........................            (.2)               (.2)                (.2)
  Shareholder dividends paid....................................         (400.0)            (500.0)           (1,700.0)
  Other, net....................................................           35.6               59.1               (29.3)
                                                                 -----------------   -----------------  -----------------

Net cash provided (used) by financing activities................        2,183.4            1,947.9              (922.8)
                                                                 -----------------   -----------------  -----------------

Change in cash and cash equivalents.............................          387.1             (293.7)           (1,479.4)

Cash and cash equivalents, beginning of year....................           15.3              309.0             1,788.4
                                                                 -----------------   -----------------  -----------------

Cash and Cash Equivalents, End of Year..........................  $       402.4      $        15.3       $       309.0
                                                                 =================   =================  =================

Supplemental cash flow information
  Interest Paid.................................................  $        43.2      $        43.6       $        43.4
                                                                 =================   =================  =================
  Income Taxes (Refunded) Paid..................................  $       (58.8)     $      (153.6)      $       517.0
                                                                 =================   =================  =================

            THE EQUITABLE LIFE ASSURANCE SOCIETY OF THE UNITED STATES
                                  SCHEDULE III
                       SUPPLEMENTARY INSURANCE INFORMATION
                   AT AND FOR THE YEAR ENDED DECEMBER 31, 2003

                                                               Future Policy        Policy
                               Deferred                           Benefits         Charges          (1)
                                Policy       Policyholders'      and Other           and            Net
                             Acquisition        Account        Policyholders'      Premium       Investment
         Segment                Costs           Balance            Funds           Revenue         Income
-------------------------- --------------- ------------------ ----------------- -------------- ---------------
                                                      (In Millions)

Insurance..............     $    6,290.4     $    25,307.7     $   13,934.7      $    2,266.1   $    2,340.8
Investment
  Services.............              -                 -                -                -               16.9
Consolidation/
  elimination..........              -                 -                -                -               29.2
                           --------------- ------------------ ----------------- -------------- ---------------
Total..................     $    6,290.4     $    25,307.7     $   13,934.7      $    2,266.1   $     2,386.9
                           =============== ================== ================= ============== ===============

                                               Amortization
                            Policyholders'      of Deferred          (2)
                             Benefits and         Policy            Other
                               Interest         Acquisition       Operating
         Segment               Credited            Cost            Expense
-------------------------- ----------------- ------------------ ---------------


Insurance..............     $     2,677.9     $      434.6       $       990.3
Investment
  Services.............               -                -               2,419.9
Consolidation/
  elimination..........               -                -                 (70.4)
                           ----------------- ------------------ ---------------
Total..................     $     2,677.9     $      434.6       $     3,339.8
                           ================= ================== ===============



(1) Net investment income is based upon specific identification of portfolios within segments.

(2) Operating expenses are principally incurred directly by a segment.

            THE EQUITABLE LIFE ASSURANCE SOCIETY OF THE UNITED STATES
                                  SCHEDULE III
                       SUPPLEMENTARY INSURANCE INFORMATION
                   AT AND FOR THE YEAR ENDED DECEMBER 31, 2002

                                                               Future Policy        Policy
                               Deferred                           Benefits         Charges          (1)
                                Policy       Policyholders'      and Other           and            Net
                             Acquisition        Account        Policyholders'      Premium       Investment
         Segment                Costs           Balance            Funds           Revenue         Income
-------------------------- -------------- ------------------- ----------------- -------------- ---------------
                                                      (In Millions)

Insurance..............     $    5,801.0     $    23,037.5     $   13,975.7      $    2,260.7   $    2,331.2
Investment
  Services.............              -                 -                -                -               18.0
Consolidation/
  elimination..........              -                 -                -                -               28.0
                           -------------- ------------------- ----------------- -------------- ---------------
Total..................     $    5,801.0     $    23,037.5     $   13,975.7      $    2,260.7   $     2,377.2
                           ============== =================== ================= ============== ===============

                                                Amortization
                             Policyholders'      of Deferred          (2)
                              Benefits and         Policy            Other
                                Interest         Acquisition       Operating
         Segment                Credited            Cost            Expense
--------------------------  ----------------- ------------------ ---------------


Insurance..............      $     3,008.5     $      296.7       $       930.3
Investment
  Services.............                -                -               2,154.2
Consolidation/
  elimination..........                -                -                 (71.3)
                            ----------------- ------------------ ---------------
Total..................      $     3,008.5     $      296.7       $     3,013.2
                            ================= ================== ===============



(1) Net investment income is based upon specific identification of portfolios within segments.

(2) Operating expenses are principally incurred directly by a segment.

            THE EQUITABLE LIFE ASSURANCE SOCIETY OF THE UNITED STATES
                                  SCHEDULE III
                       SUPPLEMENTARY INSURANCE INFORMATION
                      FOR THE YEAR ENDED DECEMBER 31, 2001





                                                                    Policy
                                                                   Charges             (1)            Policyholders'
                                                                     and               Net             Benefits and
                                                                   Premium          Investment           Interest
                           Segment                                 Revenue            Income             Credited
--------------------------------------------------------------- ---------------  ----------------- ----------------------
                                                                                   (In Millions)

Insurance...................................................     $   2,362.2      $    2,337.9      $        2,870.5
Investment
  Services..................................................             -                39.9                   -
Consolidation/
  elimination...............................................             -                26.5                   -
                                                                ---------------  ----------------- ----------------------
Total.......................................................     $   2,362.2      $    2,404.3      $        2,870.5
                                                                ===============  ================= ======================

                                                                    Amortization
                                                                     of Deferred              (2)
                                                                       Policy                Other
                                                                     Acquisition           Operating
                                                                        Cost                Expense
                                                                 -------------------- --------------------


Insurance...................................................     $       287.9        $      897.4
Investment
  Services..................................................               -               2,409.0
Consolidation/
  elimination...............................................               -                 (90.0)
                                                                -------------------- --------------------
Total.......................................................     $       287.9        $    3,216.4
                                                                ===================== ====================



(1) Net investment income is based upon specific identification of portfolios within segments.

(2) Operating expenses are principally incurred directly by a segment.

            THE EQUITABLE LIFE ASSURANCE SOCIETY OF THE UNITED STATES
                                   SCHEDULE IV
                                 REINSURANCE (A)
           AT AND FOR THE YEARS ENDED DECEMBER 31, 2003, 2002 AND 2001

                                                                         Assumed                            Percentage
                                                     Ceded to              from                             of Amount
                                   Gross               Other              Other              Net             Assumed
                                   Amount            Companies          Companies           Amount            to Net
                              -----------------   ----------------   -----------------  ---------------   ---------------
                                                                (Dollars In Millions)

2003
----
Life Insurance In-Force......  $    266,115.8      $   90,031.1       $   41,078.1       $   217,162.8         18.92%
                              =================   ================   =================  ===============

Premiums:
Life insurance and
  annuities..................  $        769.0      $       70.2       $      140.9       $       839.7         16.78%
Accident and health..........           144.8              98.2               12.1                58.7         20.61%
                              -----------------   ----------------   -----------------  ---------------
Total Premiums...............  $        913.8      $      168.4       $      153.0       $       898.4         17.03%
                              =================   ================   =================  ===============

2002
----
Life Insurance In-Force......  $    264,456.6      $   89,413.1       $   42,228.6       $   217,281.1         19.44%
                              =================   ================   =================  ===============

Premiums:
Life insurance and
  annuities..................  $        803.3      $       86.8       $      145.7       $       862.2         16.90%
Accident and health..........           151.3             104.0               35.7                83.0         43.01%
                              -----------------   ----------------   -----------------  ---------------
Total Premiums...............  $        954.6      $      190.8       $      181.4       $       945.2         19.19%
                              =================   ================   =================  ===============

2001
----
Life Insurance In-Force......  $    263,375.6      $   75,190.5       $   42,640.4       $   230,825.5         18.47%
                              =================   ================   =================  ===============

Premiums:
Life insurance and
  annuities..................  $        830.2      $       63.6       $      138.5       $       905.1         15.30%
Accident and health..........           159.8             109.5               64.5               114.8         56.18%
                              -----------------   ----------------   -----------------  ---------------
Total Premiums...............  $        990.0      $      173.1       $      203.0       $     1,019.9         19.90%
                              =================   ================   =================  ===============


(A) Includes amounts related to the discontinued group life and health business.

SUPPLEMENT, DATED MAY 1, 2004, TO THE
EQUI-VEST(R) EXPRESS(SM) PROSPECTUS AND
EQUI-VEST(R) (SERIES 800) PROSPECTUS

COMBINATION VARIABLE AND FIXED DEFERRED
ANNUITY CONTRACTS ISSUED BY THE EQUITABLE LIFE ASSURANCE SOCIETY OF THE UNITED STATES


--------------------------------------------------------------------------------


This Supplement updates certain information in the most recent prospectus and statement of additional information you received for any of the products listed above, and in any supplements to that prospectus and statement of additional information. The Appendix sets forth the dates of such prior prospectuses, statements of additional information and supplements, which, in addition to this Supplement, should be kept for future reference.

We have filed with the Securities and Exchange Commission (SEC) our statement of additional information (SAI) dated May 1, 2004. If you do not presently have a copy of the prospectus and prior supplements, you may obtain additional copies, as well as a copy of the SAI, from us, free of charge, by writing to Equitable Life, P.O. Box 2996, New York, NY 10116-2996, or calling (800) 628-6673. If you only need a copy of the SAI, you may mail in the SAI request form located at the end of this Supplement. The SAI has been incorporated by reference into this Supplement.

In this Supplement, we provide information on (1) how to reach us; (2) contributions; (3) combination of certain INVESTMENT OPTIONS; (4) investment options; (5) the Trusts' annual expenses and expense examples; (6) disruptive transfer activity; (7) tax information; (8) Equitable Life; and (9) condensed financial information.




                                                                          X00661

                                                                         700/800

(1) HOW TO REACH US

You may communicate with our processing office as listed below for the purposes described. Certain methods of contacting us, such as by telephone or electronically may be unavailable or delayed (for example our facsimile service may not be available at all times and/or we may be unavailable due to emergency closing). In addition, the level and type of service available may be restricted based on criteria established by us.




--------------------------------------------------------------------------------
 FOR NQ AND IRA OWNERS WHO SEND CONTRIBUTIONS
 INDIVIDUALLY BY REGULAR MAIL:
--------------------------------------------------------------------------------


Equitable Life
EQUI-VEST(R)
Individual Collections
P.O. Box 13459
Newark, NJ 07188-0459


--------------------------------------------------------------------------------
 FOR NQ AND IRA OWNERS WHO SEND CONTRIBUTIONS
 INDIVIDUALLY BY EXPRESS DELIVERY:
--------------------------------------------------------------------------------


Equitable Life
c/o Bank One, N.A.
300 Harmon Meadow Boulevard, 3rd Floor
Secaucus, NJ 07094
Attn: Box 13459


--------------------------------------------------------------------------------
 FOR ALL OTHER COMMUNICATIONS (E.G., REQUESTS FOR
 TRANSFERS, WITHDRAWALS, OR REQUIRED NOTICES) SENT BY
 REGULAR MAIL:
--------------------------------------------------------------------------------


Equitable Life
EQUI-VEST(R)
P.O. Box 2996
New York, NY 10116-2996


--------------------------------------------------------------------------------
 FOR ALL OTHER COMMUNICATIONS (E.G., REQUESTS FOR
 TRANSFERS, WITHDRAWALS, OR REQUIRED NOTICES) SENT BY
 EXPRESS DELIVERY:
--------------------------------------------------------------------------------


Equitable Life
EQUI-VEST(R)
200 Plaza Drive, 2nd Floor
Secaucus, NJ 07094


--------------------------------------------------------------------------------
 FOR NQ AND IRA CONTRIBUTIONS REMITTED BY EMPLOYERS
 AND SENT BY REGULAR MAIL:
--------------------------------------------------------------------------------


Equitable Life
EQUI-VEST(R)
Unit Collections
P.O. Box 13463
Newark, New Jersey 07188-0463


--------------------------------------------------------------------------------
 FOR NQ AND IRA CONTRIBUTIONS REMITTED BY EMPLOYERS
 AND SENT BY EXPRESS DELIVERY:
--------------------------------------------------------------------------------


Equitable Life
c/o Bank One, N.A.
300 Harmon Meadow Boulevard, 3rd Floor
Secaucus, NJ 07094
Attn: Box 13463


--------------------------------------------------------------------------------
 REPORTS WE PROVIDE:
--------------------------------------------------------------------------------


o written confirmation of financial transactions;


o quarterly statements of your contract values as of the close of each calendar quarter (if there has been account activity in that quarter); and

o annual statement of your contract values as of your contract date anniversary (regardless of whether or not there has been account activity).




--------------------------------------------------------------------------------
 TELEPHONE OPERATED PROGRAM SUPPORT ("TOPS") AND
 EQACCESS SYSTEMS:
--------------------------------------------------------------------------------


TOPS is designed to provide you with up-to-date information via touch-tone telephone. EQAccess is designed to provide this information through the Internet. You can obtain information on:

o your current account value;

o your current allocation percentages;

o the number of units you have in the variable investment options;

o rates to maturity for fixed maturity options;

o the daily unit values for the variable investment options; and

o performance information regarding the variable investment options (not available through TOPS).

You can also:

o change your allocation percentages and/or transfer among the variable investment options;

o elect investment simplifier (not available through EQAccess);

o change your TOPS personal identification number ("PIN") (not available through EQAccess); and

o change your EQAccess password (not available through TOPS).

TOPS and EQAccess are normally available seven days a week, 24 hours a day. You may use TOPS by calling toll free 1 (800) 755-7777. You may use EQAccess by visiting our Web site at http:// www.AXAonline.com and clicking on EQAccess. Of course, for reasons beyond our control, these services may sometimes be unavailable.

We have established procedures to reasonably confirm that the instructions communicated by telephone or the Internet are genuine. For example, we will require certain personal identification information before we will act on telephone or Internet instructions and we will provide written confirmation of your transfers. If we do not employ reasonable procedures to confirm the genuineness of telephone or Internet instructions, we may be liable for any losses arising out of any act or omission that constitutes negligence, lack of good faith, or wilful misconduct. In light of our procedures, we will not be liable for following telephone or Internet instructions we reasonably believe to be genuine.

We reserve the right to limit access to these services if we determine that you engaged in a disruptive transfer activity such as "market timing" (see "Disruptive transfer activity" in "Transferring your money among investment options" in your Prospectus).


--------------------------------------------------------------------------------
 CUSTOMER SERVICE REPRESENTATIVE:
--------------------------------------------------------------------------------


You may also use our toll-free number 1 (800) 628-6673 to speak with one of our customer service representatives. Our customer service representatives are available on each business day Monday through Thursday from 8:00 a.m. to 7:00 p.m., and on Fridays until 5:00 p.m., Eastern Time.

Hearing or speech-impaired clients may call the AT&T National Relay Number at
(800) 855-2880 for information about your account. If you have a Telecommunications Device for the Deaf (TDD), you may relay messages or questions to our Customer Service Department at (800) 628-6673, Monday through Thursday from 8:00 a.m. to 7:00 p.m. and on Friday until 5:00 p.m. Eastern Time. AT&T personnel will communicate our reply back to you, via the TDD.


--------------------------------------------------------------------------------
 TOLL-FREE TELEPHONE SERVICE:
--------------------------------------------------------------------------------


You may reach us toll-free by calling 1 (800) 841-0801 for a recording of daily unit values for the variable investment options.

(2) CONTRIBUTIONS

For traditional IRA and Roth IRA contracts regular contributions may not exceed $3,000, for 2004 or $4,000, for 2005. Additional catch-up contributions of up to $500 can be made for the calendar year 2004 or 2005 where the owner is at least age 50 (and under age 70-1/2 for traditional IRAs) at any time during the calendar year for which the contribution is made.


(3) COMBINATION OF CERTAIN INVESTMENT OPTIONS

Subject to shareholder approval, on or about May 14, 2004, we anticipate that the EQ/Technology investment option (the "replaced option"), which invests in a corresponding portfolio of EQ Advisors Trust, will be merged into the AXA Premier VIP Technology investment option (the "surviving option"), which invests in a corresponding portfolio of AXA Premier VIP Trust. At that time, we will move the assets in the replaced option into the surviving option and all allocation elections to the replaced option will be considered allocations to the surviving option.

(4) INVESTMENT OPTIONS

You should note that some portfolios have objectives and strategies that are substantially similar to those of certain retail funds that are purchased directly rather than under a variable insurance product such as the EQUI-VEST(R) or EQUI-VEST(R) Express(SM) variable annuity. These funds may even have the same manager(s) and/or a similar name. However, there are numerous factors that can contribute to differences in performance between two investments, particularly over short periods of time. Such factors include the timing of stock purchases and sales; differences in fund cash flows; and specific strategies employed by the portfolio manager.


Equitable Life serves as the investment manager of the portfolios of AXA Premier VIP Trust and EQ Advisors Trust. As such, Equitable Life oversees the activities of the investment advisers with respect to the Trusts and is responsible for retaining or discontinuing the services of those advisers. The advisers for these portfolios, listed in the chart below, are those who make the investment decisions for each portfolio. The chart also indicates the investment manager for each of the other portfolios.


-----------------------------------------------------------------------------------------------------------------------------------
AXA Premier VIP Trust
Portfolio Name                 Objective                                                  Adviser(s)
-----------------------------------------------------------------------------------------------------------------------------------
AXA AGGRESSIVE ALLOCATION     Seeks long-term capital appreciation.                      o Equitable Life
-----------------------------------------------------------------------------------------------------------------------------------
AXA CONSERVATIVE ALLOCATION   Seeks a high level of current income.                      o Equitable Life
-----------------------------------------------------------------------------------------------------------------------------------
AXA CONSERVATIVE-PLUS         Seeks current income and growth of capital, with a         o Equitable Life
 ALLOCATION                   greater emphasis on current income.
-----------------------------------------------------------------------------------------------------------------------------------
AXA MODERATE ALLOCATION       Seeks long-term capital appreciation and current income.   o Equitable Life
-----------------------------------------------------------------------------------------------------------------------------------
AXA MODERATE-PLUS             Seeks long-term capital appreciation and current income,   o Equitable Life
 ALLOCATION                   with a greater emphasis on capital appreciation.
-----------------------------------------------------------------------------------------------------------------------------------
AXA PREMIER VIP AGGRESSIVE    Seeks long-term growth of capital.                         o Alliance Capital Management L.P.
 EQUITY                                                                                  o MFS Investment Management
                                                                                         o Marsico Capital Management, LLC
                                                                                         o Provident Investment Counsel, Inc.
-----------------------------------------------------------------------------------------------------------------------------------
AXA PREMIER VIP CORE BOND     Seeks a balance of high current income and capital         o BlackRock Advisors, Inc.
                              appreciation, consistent with a prudent level of risk.     o Pacific Investment Management Company
                                                                                           LLC
-----------------------------------------------------------------------------------------------------------------------------------
AXA PREMIER VIP HEALTH CARE   Seeks long-term growth of capital.                         o A I M Capital Management, Inc.
                                                                                         o RCM Capital Management LLC
                                                                                         o Wellington Management Company, LLP
-----------------------------------------------------------------------------------------------------------------------------------
AXA PREMIER VIP HIGH YIELD    Seeks high total return through a combination of current   o Alliance Capital Management L.P.
                              income and capital appreciation.                           o Pacific Investment Management Company
                                                                                           LLC
-----------------------------------------------------------------------------------------------------------------------------------

-----------------------------------------------------------------------------------------------------------------------------------
AXA Premier VIP Trust
Portfolio Name                Objective                                            Adviser(s)
-----------------------------------------------------------------------------------------------------------------------------------
AXA PREMIER VIP              Seeks long-term growth of capital.                    o Alliance Capital Management L.P., through its
 INTERNATIONAL EQUITY                                                                Bernstein Investment Research and Manage-
                                                                                     ment Unit
                                                                                   o Bank of Ireland Asset Management
                                                                                     (U.S.) Limited
                                                                                   o Marsico Capital Management, LLC
-----------------------------------------------------------------------------------------------------------------------------------
AXA PREMIER VIP LARGE CAP    Seeks long-term growth of capital.                    o Alliance Capital Management L.P., through its
 CORE EQUITY                                                                         Bernstein Investment Research and Manage-
                                                                                     ment Unit
                                                                                   o Janus Capital Management LLC
                                                                                   o Thornburg Investment Management, Inc.
-----------------------------------------------------------------------------------------------------------------------------------
AXA PREMIER VIP LARGE CAP    Seeks long-term growth of capital.                    o Alliance Capital Management L.P.
 GROWTH                                                                            o RCM Capital Management LLC
                                                                                   o TCW Investment Management Company
-----------------------------------------------------------------------------------------------------------------------------------
AXA PREMIER VIP LARGE CAP    Seeks long-term growth of capital.                    o Alliance Capital Management L.P.
 VALUE                                                                             o Institutional Capital Corporation
                                                                                   o MFS Investment Management
-----------------------------------------------------------------------------------------------------------------------------------
AXA PREMIER VIP SMALL/MID    Seeks long-term growth of capital.                    o Alliance Capital Management L.P.
 CAP GROWTH                                                                        o Franklin Advisers, Inc.
                                                                                   o Provident Investment Counsel, Inc.
-----------------------------------------------------------------------------------------------------------------------------------
AXA PREMIER VIP SMALL/MID    Seeks long-term growth of capital.                    o AXA Rosenberg Investment Management LLC
 CAP VALUE                                                                         o TCW Investment Management Company
                                                                                   o Wellington Management Company, LLP
-----------------------------------------------------------------------------------------------------------------------------------
AXA PREMIER VIP TECHNOLOGY   Seeks long-term growth of capital.                    o Firsthand Capital Management, Inc.
                                                                                   o RCM Capital Management LLC
                                                                                   o Wellington Management Company, LLP
-----------------------------------------------------------------------------------------------------------------------------------

EQ Advisors Trust
Portfolio Name               Objective                                             Adviser(s)
-----------------------------------------------------------------------------------------------------------------------------------
EQ/ALLIANCE COMMON STOCK     Seeks to achieve long-term growth of capital.         o Alliance Capital Management L.P.
-----------------------------------------------------------------------------------------------------------------------------------
EQ/ALLIANCE GROWTH AND       Seeks to provide a high total return.                 o Alliance Capital Management L.P.
 INCOME
-----------------------------------------------------------------------------------------------------------------------------------
EQ/ALLIANCE INTERMEDIATE     Seeks to achieve high current income consistent with  o Alliance Capital Management L.P.
 GOVERNMENT SECURITIES       relative stability of principal.
-----------------------------------------------------------------------------------------------------------------------------------
EQ/ALLIANCE INTERNATIONAL    Seeks to achieve long-term growth of capital.         o Alliance Capital Management L.P.
-----------------------------------------------------------------------------------------------------------------------------------
EQ/ALLIANCE PREMIER GROWTH   Seeks to achieve long-term growth of capital.         o Alliance Capital Management L.P.
-----------------------------------------------------------------------------------------------------------------------------------
EQ/ALLIANCE QUALITY BOND     Seeks to achieve high current income consistent with  o Alliance Capital Management L.P.
                             moderate risk to capital.
-----------------------------------------------------------------------------------------------------------------------------------

-----------------------------------------------------------------------------------------------------------------------------------
EQ Advisors Trust
Portfolio Name                  Objective                                             Adviser(s)
-----------------------------------------------------------------------------------------------------------------------------------
EQ/ALLIANCE SMALL CAP          Seeks to achieve long-term growth of capital.          o Alliance Capital Management L.P.
 GROWTH
-----------------------------------------------------------------------------------------------------------------------------------
EQ/BERNSTEIN DIVERSIFIED VALUE Seeks capital appreciation.                            o Alliance Capital Management L.P.,
                                                                                        through its Bernstein Investment Research
                                                                                        and Management Unit
-----------------------------------------------------------------------------------------------------------------------------------
EQ/CALVERT SOCIALLY            Seeks long-term capital appreciation.                  o Calvert Asset Management Company, Inc.
 RESPONSIBLE                                                                            and Brown Capital Management, Inc.
-----------------------------------------------------------------------------------------------------------------------------------
EQ/CAPITAL GUARDIAN            To achieve long-term growth of capital.                o Capital Guardian Trust Company
 INTERNATIONAL
-----------------------------------------------------------------------------------------------------------------------------------
EQ/CAPITAL GUARDIAN            Seeks to achieve long-term growth of capital.          o Capital Guardian Trust Company
 RESEARCH
-----------------------------------------------------------------------------------------------------------------------------------
EQ/CAPITAL GUARDIAN U.S.       Seeks to achieve long-term growth of capital.          o Capital Guardian Trust Company
 EQUITY
-----------------------------------------------------------------------------------------------------------------------------------
EQ/EMERGING MARKETS EQUITY     Seeks long-term capital appreciation.                  o Morgan Stanley Investment Management,
                                                                                        Inc.
-----------------------------------------------------------------------------------------------------------------------------------
EQ/EQUITY 500 INDEX            Seeks a total return before expenses that approximates o Alliance Capital Management L.P.
                               the total return performance of the S&P 500 Index,
                               including reinvestment of dividends, at a risk level
                               consistent with that of the S&P 500 Index.
-----------------------------------------------------------------------------------------------------------------------------------
EQ/EVERGREEN OMEGA             Seeks long-term capital growth.                        o Evergreen Investment Management
                                                                                        Company, LLC
-----------------------------------------------------------------------------------------------------------------------------------
EQ/FI MID CAP                  Seeks long-term growth of capital.                     o Fidelity Management & Research Company
-----------------------------------------------------------------------------------------------------------------------------------
EQ/FI SMALL/MID CAP VALUE      Seeks long-term capital appreciation.                  o Fidelity Management & Research Company
-----------------------------------------------------------------------------------------------------------------------------------
EQ/J.P. MORGAN CORE BOND       Seeks to provide a high total return consistent with   o J.P. Morgan Investment Management Inc.
                               moderate risk to capital and maintenance of liquidity.
-----------------------------------------------------------------------------------------------------------------------------------
EQ/JANUS LARGE CAP GROWTH      Seeks long-term growth of capital.                     o Janus Capital Management LLC
-----------------------------------------------------------------------------------------------------------------------------------
EQ/LAZARD SMALL CAP VALUE      Seeks capital appreciation.                            o Lazard Asset Management, LLC
-----------------------------------------------------------------------------------------------------------------------------------
EQ/MARSICO FOCUS               Seeks long-term growth of capital.                     o Marsico Capital Management, LLC
-----------------------------------------------------------------------------------------------------------------------------------
EQ/MERCURY BASIC VALUE         Seeks capital appreciation and secondarily, income.    o Mercury Advisors
 EQUITY
-----------------------------------------------------------------------------------------------------------------------------------
EQ/MERCURY INTERNATIONAL       Seeks capital appreciation.                            o Merrill Lynch Investment Managers Interna-
 VALUE                                                                                  tional Limited
-----------------------------------------------------------------------------------------------------------------------------------
EQ/MFS EMERGING GROWTH         Seeks to provide long-term capital growth.             o MFS Investment Management
 COMPANIES
-----------------------------------------------------------------------------------------------------------------------------------
EQ/MFS INVESTORS TRUST         Seeks long-term growth of capital with secondary       o MFS Investment Management
                               objective to seek reasonable current income.
-----------------------------------------------------------------------------------------------------------------------------------
EQ/MONEY MARKET                Seeks to obtain a high level of current income,        o Alliance Capital Management L.P.
                               preserve its assets and maintain liquidity.
-----------------------------------------------------------------------------------------------------------------------------------
EQ/PUTNAM GROWTH & INCOME      Seeks capital growth. Current income is a secondary    o Putnam Investment Management, LLC
 VALUE                         objective.
-----------------------------------------------------------------------------------------------------------------------------------
EQ/PUTNAM VOYAGER              Seeks long-term growth of capital and any increased    o Putnam Investment Management, LLC
                               income that results from this growth.
-----------------------------------------------------------------------------------------------------------------------------------

-----------------------------------------------------------------------------------------------------------------------------------
EQ Advisors Trust
Portfolio Name                    Objective                                                 Adviser(s)
-----------------------------------------------------------------------------------------------------------------------------------
EQ/SMALL COMPANY INDEX           Seeks to replicate as closely as possible (before the      o Alliance Capital Management L.P.
                                 deduction of portfolio expenses) the total return of the
                                 Russell 2000 Index.
-----------------------------------------------------------------------------------------------------------------------------------
EQ/TECHNOLOGY                    Seeks to achieve long-term growth of capital.              o Firsthand Capital Management, Inc.
                                                                                            o RCM Capital Management LLC
                                                                                            o Wellington Management Company, LLP
-----------------------------------------------------------------------------------------------------------------------------------
Barr Rosenberg Variable
Insurance Trust
Portfolio Name                    Objective                                                 Investment Manager/Adviser
-----------------------------------------------------------------------------------------------------------------------------------
LAUDUS ROSENBERG VIT VALUE       Seeks to increase the value of your investments in bull    o Charles Schwab Investment Management,
 LONG/SHORT EQUITY               markets and in bear markets through strategies that are      Inc.
                                 designed to limit exposure to general equity               o AXA Rosenberg Investment Management
                                 market risk.                                                 LLC
-----------------------------------------------------------------------------------------------------------------------------------
The Universal Institutional
Funds, Inc.
Portfolio Name                    Objective                                                 Investment Manager
-----------------------------------------------------------------------------------------------------------------------------------
U.S. REAL ESTATE -- Class II(1)  Seeks to provide above average current income and long-    o Van Kampen(2)
                                 term capital appreciation by investing primarily in equity securities of companies in the U.S. real estate industry,
                                 including real estate investment trusts.
-----------------------------------------------------------------------------------------------------------------------------------


(1) 'Class II' Shares are defined in the current underlying Trust prospectus.

(2) Van Kampen is the name under which Morgan Stanley Investment Management Inc. does business in certain situations.

You should consider the investment objectives, risks and charges and expenses of the portfolios carefully before investing. The prospectuses for the Trusts contain this and other important information about the portfolios. The prospectuses should be read carefully before investing. In order to obtain copies of Trust prospectuses that do not accompany this Supplement, you may call one of our customer service representatives at 1 (800) 628-6673.

(5) THE TRUSTS' ANNUAL EXPENSES AND EXPENSE EXAMPLES

The following table shows the lowest and highest total operating expenses charged by any of the portfolios that you will pay periodically during the time that you own the contract. The fees and expenses are expressed as an annual percentage of the portfolio's daily average net assets. These fees and expenses are reflected in the portfolio's net asset value each day. Therefore, they reduce the investment return of the portfolio and the related variable investment option. Actual fees and expenses are likely to fluctuate from year to year. More detail concerning each portfolio's fees and expenses is contained in the Trust prospectus for the portfolio.



                                                  Lowest     Highest
----------------------------------------------------------------------
Total Annual Portfolio Operating Expenses         0.56%        10.23%
for 2003 (expenses that are deducted from
portfolio assets including management
fees, 12b-1 fees, service fees, and/or other
expenses)(1)
----------------------------------------------------------------------

This table shows the fees and expenses for 2003 as an annual percentage of each portfolio's daily average net assets.



-----------------------------------------------------------------------------------------------------------------------------------
                                                                                               Total                  Net Total
                                                                                              Annual     Fee Waiv-     Annual
                                                                               Underlying    Expenses   ers and/or    Expenses
                                               Manage-                         Portfolio      Before      Expense       After
                                                ment      12b-1      Other      Fees and      Expense   Reimburse-     Expense
 Portfolio Name                                Fees(2)  Fees(3)  expenses (4) Expenses(5)   Limitation    ment(6)    Limitations
-----------------------------------------------------------------------------------------------------------------------------------
AXA PREMIER VIP TRUST:
-----------------------------------------------------------------------------------------------------------------------------------
AXA Aggressive Allocation                       0.10%    0.25%    5.91%         1.08%           7.34%    (5.98)%      1.36%
AXA Conservative Allocation                     0.10%    0.25%    9.04%         0.84%          10.23%    (9.13)%      1.10%
AXA Conservative-Plus Allocation                0.10%    0.25%    4.13%         0.88%           5.36%    (4.21)%      1.15%
AXA Moderate Allocation                         0.10%    0.25%    0.39%         0.86%           1.60%    (0.43)%      1.17%
AXA Moderate-Plus Allocation                    0.10%    0.25%    1.77%         1.13%           3.25%    (1.87)%      1.38%
AXA Premier VIP Aggressive Equity               0.62%    0.25%    0.15%           --            1.02%       --        1.02%
AXA Premier VIP Core Bond                       0.60%    0.25%    0.26%           --            1.11%    (0.16)%      0.95%
AXA Premier VIP Health Care                     1.20%    0.25%    0.48%           --            1.93%    (0.08)%      1.85%
AXA Premier VIP High Yield                      0.59%    0.25%    0.16%           --            1.00%       --        1.00%
AXA Premier VIP International Equity            1.05%    0.25%    0.73%           --            2.03%    (0.23)%      1.80%
AXA Premier VIP Large Cap Core Equity           0.90%    0.25%    0.52%           --            1.67%    (0.32)%      1.35%
AXA Premier VIP Large Cap Growth                0.90%    0.25%    0.43%           --            1.58%    (0.23)%      1.35%
AXA Premier VIP Large Cap Value                 0.90%    0.25%    0.43%           --            1.58%    (0.23)%      1.35%
AXA Premier VIP Small/Mid Cap Growth            1.10%    0.25%    0.35%           --            1.70%    (0.10)%      1.60%
AXA Premier VIP Small/Mid Cap Value             1.10%    0.25%    0.31%           --            1.66%    (0.06)%      1.60%
AXA Premier VIP Technology                      1.20%    0.25%    0.83%           --            2.28%    (0.43)%      1.85%
---------------------------------------------------------------------------------------------------------------------------------
EQ ADVISORS TRUST:
---------------------------------------------------------------------------------------------------------------------------------
EQ/Alliance Common Stock                        0.48%    0.25%    0.06%           --            0.79%       --        0.79%
EQ/Alliance Growth and Income                   0.57%    0.25%    0.06%           --            0.88%       --        0.88%
EQ/Alliance Intermediate Government Securities  0.49%    0.25%    0.08%           --            0.82%       --        0.82%
EQ/Alliance International                       0.74%    0.25%    0.13%           --            1.12%    (0.02)%      1.10%
EQ/Alliance Premier Growth                      0.90%    0.25%    0.05%           --            1.20%    (0.04)%      1.16%
EQ/Alliance Quality Bond                        0.52%    0.25%    0.06%           --            0.83%       --        0.83%
EQ/Alliance Small Cap Growth                    0.75%    0.25%    0.07%           --            1.07%       --        1.07%
EQ/Bernstein Diversified Value                  0.64%    0.25%    0.06%           --            0.95%     0.00%       0.95%
EQ/Calvert Socially Responsible                 0.65%    0.25%    0.55%           --            1.45%    (0.40)%      1.05%
EQ/Capital Guardian International               0.85%    0.25%    0.21%           --            1.31%    (0.11)%      1.20%
EQ/Capital Guardian Research                    0.65%    0.25%    0.07%           --            0.97%    (0.02)%      0.95%
EQ/Capital Guardian U.S. Equity                 0.65%    0.25%    0.07%           --            0.97%    (0.02)%      0.95%
EQ/Emerging Markets Equity                      1.15%    0.25%    0.40%           --            1.80%     0.00%       1.80%
EQ/Equity 500 Index                             0.25%    0.25%    0.06%           --            0.56%       --        0.56%
EQ/Evergreen Omega                              0.65%    0.25%    0.25%           --            1.15%    (0.20)%      0.95%
EQ/FI Mid Cap                                   0.70%    0.25%    0.08%           --            1.03%    (0.03)%      1.00%
EQ/FI Small/Mid Cap Value                       0.75%    0.25%    0.10%           --            1.10%     0.00%       1.10%
EQ/J.P. Morgan Core Bond                        0.44%    0.25%    0.08%           --            0.77%     0.00%       0.77%
EQ/Janus Large Cap Growth                       0.90%    0.25%    0.09%           --            1.24%    (0.09)%      1.15%
EQ/Lazard Small Cap Value                       0.75%    0.25%    0.10%           --            1.10%     0.00 %      1.10%
EQ/Marsico Focus                                0.90%    0.25%    0.07%           --            1.22%    (0.07)%      1.15%
EQ/Mercury Basic Value Equity                   0.60%    0.25%    0.07%           --            0.92%     0.00 %      0.92%
EQ/Mercury International Value                  0.85%    0.25%    0.16%           --            1.26%    (0.01)%      1.25%
EQ/MFS Emerging Growth Companies                0.65%    0.25%    0.07%           --            0.97%       --        0.97%
EQ/MFS Investors Trust                          0.60%    0.25%    0.11%           --            0.96%    (0.01)%      0.95%
EQ/Money Market                                 0.33%    0.25%    0.06%           --            0.64%       --        0.64%
EQ/Putnam Growth & Income Value                 0.60%    0.25%    0.10%           --            0.95%     0.00 %      0.95%
EQ/Putnam Voyager                               0.65%    0.25%    0.13%           --            1.03%    (0.08)%      0.95%
EQ/Small Company Index                          0.25%    0.25%    0.35%           --            0.85%     0.00%       0.85%
EQ/Technology                                   0.90%    0.25%    0.09%           --            1.24%    (0.09)%      1.15%
---------------------------------------------------------------------------------------------------------------------------------
BARR ROSENBERG VARIABLE INSURANCE TRUST:
---------------------------------------------------------------------------------------------------------------------------------
Laudus Rosenberg VIT Value Long/Short Equity    1.50%    0.25%    5.80%           --            7.55%    (4.57)%      2.98%
---------------------------------------------------------------------------------------------------------------------------------
THE UNIVERSAL INSTITUTIONAL FUNDS, INC.:
---------------------------------------------------------------------------------------------------------------------------------
U.S. Real Estate - Class II                     0.80%    0.35%    0.31%           --            1.46%    (0.11)%      1.35%
---------------------------------------------------------------------------------------------------------------------------------



(1) "Total Annual Portfolio Operating Expenses" are based, in part, on estimated amounts for options added during the fiscal year 2003 and for the underlying portfolios.

(2) The management fees for each portfolio cannot be increased without a vote of that portfolio's shareholders. See footnote (6) for any expense limitation agreement information.

(3) Portfolio shares are all subject to fees imposed under the distribution plans (the "Rule 12b-1 Plan") adopted by the Trusts pursuant to Rule 12b-1 under the Investment Company Act of 1940. The 12b-1 fee will not be increased for the life of the contracts.

(4) The amounts shown as "Other Expenses" will fluctuate from year to year depending on actual expenses. See footnote (6) for any expense limitation agreement information.

(5) The AXA Allocation variable investment options invest in corresponding portfolios of AXA Premier VIP Trust. Each AXA Allocation portfolio in turn invests in shares of other portfolios of EQ Advisors Trust and AXA Premier VIP Trust (the "underlying portfolios"). Amounts shown reflect each AXA Allocation portfolio's pro rata share of the fees and expenses of the various underlying portfolios in which it invests. The fees and expenses have been estimated based on the respective weighted investment allocations as of 12/31/03. A "--" indicates that the listed portfolio does not invest in underlying portfolios, i.e., it is not an allocation portfolio.

(6) The amounts shown reflect any fee waivers and/or expense reimbursements that apply to each portfolio. A"--" indicates that there is no expense limitation in effect, and a "0.00%" indicates that the expense limitation arrangement did not result in a fee waiver or reimbursement. Equitable Life, the manager of AXA Premier VIP Trust and EQ Advisors Trust, has entered into Expense Limitation Agreements with respect to certain portfolios, which are effective through April 30, 2005. Under these agreements Equitable Life has agreed to waive or limit its fees and assume other expenses of certain portfolios, if necessary, in an amount that limits each affected portfolio's total Annual Expenses (exclusive of interest, taxes, brokerage commissions, capitalized expenditures and extraordinary expenses) to not more than specified amounts. Each portfolio may at a later date make a reimbursement to Equitable Life for any of the management fees waived or limited and other expenses assumed and paid by Equitable Life pursuant to the expense limitation agreement provided that the portfolio's current annual operating expenses do not exceed the operating expense limit determined for such portfolio. Morgan Stanley Investment Management Inc., which does business in certain instances as "Van Kampen," is the manager of The Universal Institutional Funds, Inc. -- U.S. Real Estate Portfolio -- Class II and has voluntarily agreed to reduce its management fee and/or reimburse the portfolio so that total annual operating expenses of the portfolio (exclusive of investment related expenses, such as foreign country tax expense and interest expense on amounts borrowed) are not more than specified amounts. Van Kampen reserves the right to terminate any waiver and/or reimbursement at any time without notice. Charles Schwab Investment Management, Inc., the manager of Barr Rosenberg Variable Insurance Trust--Laudus Rosenberg VIT Value Long/Short Equity Portfolio has voluntarily agreed to reimburse expenses in excess of specified amounts. See the prospectus for each applicable underlying Trust for more information about the arrangements. In addition, a portion of the brokerage commissions of certain portfolios of AXA Premier VIP Trust and EQ Advisors Trust is used to reduce the applicable portfolio's expenses. If the table reflected both the expense limitation arrangements plus the portion of the brokerage commissions used to reduce portfolio expenses, the net expenses would be as shown in the table below:



--------------------------------------------------------------------------------
   Portfolio Name
--------------------------------------------------------------------------------
   AXA Aggressive Allocation               0.95%
--------------------------------------------------------------------------------
   AXA Conservative Allocation             0.73%
--------------------------------------------------------------------------------
   AXA Conservative-Plus Allocation        0.78%
--------------------------------------------------------------------------------
   AXA Moderate Allocation                 0.79%
--------------------------------------------------------------------------------
   AXA Moderate-Plus Allocation            0.99%
--------------------------------------------------------------------------------
   AXA Premier VIP Aggressive Equity       0.95%
--------------------------------------------------------------------------------
   AXA Premier VIP Health Care             1.84%
--------------------------------------------------------------------------------
   AXA Premier VIP International Equity    1.73%
--------------------------------------------------------------------------------
   AXA Premier VIP Large Cap Core Equity   1.32%
--------------------------------------------------------------------------------
   AXA Premier VIP Large Cap Growth        1.32%
--------------------------------------------------------------------------------
   AXA Premier VIP Large Cap Value         1.28%
--------------------------------------------------------------------------------
   AXA Premier VIP Small/Mid Cap Growth    1.46%
--------------------------------------------------------------------------------
   AXA Premier VIP Small/Mid Cap Value     1.52%
--------------------------------------------------------------------------------
   AXA Premier VIP Technology              1.70%
--------------------------------------------------------------------------------
   EQ/Alliance Common Stock                0.77%
--------------------------------------------------------------------------------
   EQ/Alliance Growth and Income           0.85%
--------------------------------------------------------------------------------
   EQ/Alliance Premier Growth              1.15%
--------------------------------------------------------------------------------
   EQ/Alliance Small Cap Growth            1.03%
--------------------------------------------------------------------------------
   EQ/Calvert Socially Responsible         1.00%
--------------------------------------------------------------------------------
   EQ/Capital Guardian International       1.18%
--------------------------------------------------------------------------------
   EQ/Capital Guardian Research            0.93%
--------------------------------------------------------------------------------
   EQ/Capital Guardian U.S. Equity         0.93%
--------------------------------------------------------------------------------
   EQ/Emerging Markets Equity              1.78%
--------------------------------------------------------------------------------
   EQ/Evergreen Omega                      0.84%
--------------------------------------------------------------------------------
   EQ/FI Mid Cap                           0.88%
--------------------------------------------------------------------------------
   EQ/FI Small/Mid Cap Value               1.04%
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
   Portfolio Name
--------------------------------------------------------------------------------
   EQ/Lazard Small Cap Value          1.00%
--------------------------------------------------------------------------------
   EQ/Marsico Focus                   1.10%
--------------------------------------------------------------------------------
   EQ/Mercury Basic Value Equity      0.91%
--------------------------------------------------------------------------------
   EQ/Mercury International Value     1.18%
--------------------------------------------------------------------------------
   EQ/MFS Emerging Growth Companies   0.96%
--------------------------------------------------------------------------------
   EQ/MFS Investors Trust             0.94%
--------------------------------------------------------------------------------
   EQ/Putnam Growth & Income Value    0.93%
--------------------------------------------------------------------------------
   EQ/Putnam Voyager                  0.93%
--------------------------------------------------------------------------------
   EQ/Technology                      1.01%
--------------------------------------------------------------------------------



EQUI-VEST(R)

EXAMPLES

These examples are intended to help you compare the cost of investing in the EQUI-VEST(R) contract with the cost of investing in other variable annuity contracts. These costs include contract owner transaction expenses, contract fees, separate account annual expenses, and underlying Trust fees and expenses (including underlying portfolio fees and expenses).

The examples below show the expenses that a hypothetical contract owner (who has elected the optional ratcheted death benefit charge) would pay in the situations illustrated. The annual administrative charge is based on the charges that apply to a mix of estimated contract sizes, resulting in an estimated administrative charge for the purpose of these examples of $6.88 per $10,000.

We assume there is no waiver of the withdrawal charge. Total Separate Account A annual expenses used to compute the examples below are the maximum expenses rather than the lower current expenses discussed in "Charges and expenses" in the prospectus. For a complete description of portfolio charges and expenses, please see the prospectuses for each Trust.

The fixed maturity options and the guaranteed interest option are not covered by the fee table and examples. However, the annual administrative charge, the withdrawal charge, the third-party transfer or exchange charge and the charge if you elect a Variable Immediate Annuity payout option do apply to amounts in the fixed maturity options and the guaranteed interest option. A market value adjustment (up or down) will apply as a result of a withdrawal, transfer, or surrender of amounts from a fixed maturity option.

These examples should not be considered a representation of past or future expenses for any option. Actual expenses may be greater or less than those shown. Similarly, the annual rate of return assumed in the examples is not an estimate or guarantee of future investment performance.

The examples assume that you invest $10,000 in the contract for the time periods indicated. The examples also assume that your investment has a 5% return each year. Although your actual costs may be higher or lower, based on these assumptions, your costs would be:

EQUI-VEST(R) SERIES 800



                                                      If you surrender your contract at the end of the
                                                                   applicable time period
                                                 ----------------------------------------------------------
                                                   1 year        3 years        5 years        10 years
-----------------------------------------------------------------------------------------------------------
AXA PREMIER VIP TRUST:
-----------------------------------------------------------------------------------------------------------
AXA Aggressive Allocation                        $ 1,487.34     $ 3,297.00     $ 4,929.20     $ 8,038.92
AXA Conservative Allocation                      $ 1,775.11     $ 4,007.57     $ 5,894.56     $ 9,211.38
AXA Conservative-Plus Allocation                 $ 1,290.17     $ 2,782.10     $ 4,187.24     $ 6,974.84
AXA Moderate Allocation                          $   915.77     $ 1,739.43     $ 2,579.53     $ 4,190.90
AXA Moderate-Plus Allocation                     $ 1,080.07     $ 2,207.61     $ 3,318.56     $ 5,551.39
AXA Premier VIP Aggressive Equity                $   858.01     $ 1,570.85     $ 2,306.70     $ 3,654.13
AXA Premier VIP Core Bond                        $   866.97     $ 1,597.15     $ 2,349.49     $ 3,739.55
AXA Premier VIP Health Care                      $   948.63     $ 1,834.41     $ 2,731.69     $ 4,482.19
AXA Premier VIP High Yield                       $   856.02     $ 1,565.00     $ 2,297.17     $ 3,635.05
AXA Premier VIP International Equity             $   958.59     $ 1,863.06     $ 2,777.36     $ 4,568.50
AXA Premier VIP Large Cap Core Equity            $   922.74     $ 1,759.63     $ 2,611.99     $ 4,253.53
AXA Premier VIP Large Cap Growth                 $   913.78     $ 1,733.65     $ 2,570.24     $ 4,172.93
AXA Premier VIP Large Cap Value                  $   913.78     $ 1,733.65     $ 2,570.24     $ 4,172.93
AXA Premier VIP Small/Mid Cap Growth             $   925.72     $ 1,768.28     $ 2,625.87     $ 4,280.23
AXA Premier VIP Small/Mid Cap Value              $   921.74     $ 1,756.75     $ 2,607.36     $ 4,244.61
AXA Premier VIP Technology                       $   983.48     $ 1,934.41     $ 2,890.67     $ 4,780.35
-----------------------------------------------------------------------------------------------------------
EQ ADVISORS TRUST:
-----------------------------------------------------------------------------------------------------------
EQ/Alliance Common Stock                         $   835.11     $ 1,503.42     $ 2,196.58     $ 3,432.23
EQ/Alliance Growth and Income                    $   844.07     $ 1,529.84     $ 2,239.80     $ 3,519.68
EQ/Alliance Intermediate Government Securities   $   838.10     $ 1,512.23     $ 2,211.01     $ 3,461.47
EQ/Alliance International                        $   867.97     $ 1,600.06     $ 2,354.24     $ 3,748.99
EQ/Alliance Premier Growth                       $   875.94     $ 1,623.39     $ 2,392.11     $ 3,824.17
EQ/Alliance Quality Bond                         $   839.09     $ 1,515.17     $ 2,215.81     $ 3,471.20
EQ/Alliance Small Cap Growth                     $   862.99     $ 1,585.46     $ 2,330.49     $ 3,701.68
EQ/Bernstein Diversified Value                   $   851.04     $ 1,550.36     $ 2,273.30     $ 3,587.15
EQ/Calvert Socially Responsible                  $   900.83     $ 1,696.03     $ 2,509.63     $ 4,055.16
EQ/Capital Guardian International                $   886.89     $ 1,655.40     $ 2,443.98     $ 3,926.54
EQ/Capital Guardian Research                     $   853.03     $ 1,556.22     $ 2,282.85     $ 3,606.34
EQ/Capital Guardian U.S. Equity                  $   853.03     $ 1,556.22     $ 2,282.85     $ 3,606.34
EQ/Emerging Markets Equity                       $   935.68     $ 1,797.07     $ 2,672.01     $ 4,368.64
EQ/Equity 500 Index                              $   812.21     $ 1,435.65     $ 2,085.35     $ 3,205.02
EQ/Evergreen Omega                               $   870.96     $ 1,608.82     $ 2,368.46     $ 3,777.26
EQ/FI Mid Cap                                    $   859.01     $ 1,573.77     $ 2,311.46     $ 3,663.66
EQ/FI Small/Mid Cap Value                        $   865.98     $ 1,594.23     $ 2,344.74     $ 3,730.10
EQ/J.P. Morgan Core Bond                         $   833.12     $ 1,497.54     $ 2,186.95     $ 3,412.68
EQ/Janus Large Cap Growth                        $   879.92     $ 1,635.04     $ 2,411.00     $ 3,861.53
EQ/Lazard Small Cap Value                        $   865.98     $ 1,594.23     $ 2,344.74     $ 3,730.10
EQ/Marsico Focus                                 $   877.93     $ 1,629.22     $ 2,401.56     $ 3,842.87
EQ/Mercury Basic Value Equity                    $   848.06     $ 1,541.57     $ 2,258.96     $ 3,558.30
EQ/Mercury International Value                   $   881.91     $ 1,640.86     $ 2,420.44     $ 3,880.16
-----------------------------------------------------------------------------------------------------------

                                                             If you annuitize at the end of the
                                                                   applicable time period
                                                 ----------------------------------------------------------
                                                   1 year        3 years        5 years        10 years
-----------------------------------------------------------------------------------------------------------
AXA PREMIER VIP TRUST:
-----------------------------------------------------------------------------------------------------------
AXA Aggressive Allocation                        $ 1,352.99     $ 3,210.16     $ 4,885.19     $ 8,388.92
AXA Conservative Allocation                      $ 1,656.23     $ 3,961.24     $ 5,909.57     $ 9,561.38
AXA Conservative-Plus Allocation                 $ 1,145.23     $ 2,665.95     $ 4,098.21     $ 7,324.84
AXA Moderate Allocation                          $   750.70     $ 1,564.09     $ 2,393.70     $ 4,540.90
AXA Moderate-Plus Allocation                     $   923.83     $ 2,058.82     $ 3,177.11     $ 5,901.39
AXA Premier VIP Aggressive Equity                $   689.84     $ 1,385.95     $ 2,104.53     $ 4,004.13
AXA Premier VIP Core Bond                        $   699.29     $ 1,413.74     $ 2,149.88     $ 4,089.55
AXA Premier VIP Health Care                      $   785.33     $ 1,664.45     $ 2,554.98     $ 4,832.19
AXA Premier VIP High Yield                       $   687.75     $ 1,379.77     $ 2,094.43     $ 3,985.05
AXA Premier VIP International Equity             $   795.82     $ 1,694.73     $ 2,603.40     $ 4,918.50
AXA Premier VIP Large Cap Core Equity            $   758.05     $ 1,585.43     $ 2,428.11     $ 4,603.53
AXA Premier VIP Large Cap Growth                 $   748.60     $ 1,557.98     $ 2,383.85     $ 4,522.93
AXA Premier VIP Large Cap Value                  $   748.60     $ 1,557.98     $ 2,383.85     $ 4,522.93
AXA Premier VIP Small/Mid Cap Growth             $   761.20     $ 1,594.57     $ 2,442.82     $ 4,630.23
AXA Premier VIP Small/Mid Cap Value              $   757.00     $ 1,582.39     $ 2,423.20     $ 4,594.61
AXA Premier VIP Technology                       $   822.05     $ 1,770.12     $ 2,723.50     $ 5,130.35
-----------------------------------------------------------------------------------------------------------
EQ ADVISORS TRUST:
-----------------------------------------------------------------------------------------------------------
EQ/Alliance Common Stock                         $   665.71     $ 1,314.70     $ 1,987.82     $ 3,782.23
EQ/Alliance Growth and Income                    $   675.16     $ 1,342.62     $ 2,033.63     $ 3,869.68
EQ/Alliance Intermediate Government Securities   $   668.86     $ 1,324.01     $ 2,003.11     $ 3,811.47
EQ/Alliance International                        $   700.34     $ 1,416.82     $ 2,154.91     $ 4,098.99
EQ/Alliance Premier Growth                       $   708.73     $ 1,441.47     $ 2,195.06     $ 4,174.17
EQ/Alliance Quality Bond                         $   669.91     $ 1,327.11     $ 2,008.20     $ 3,821.20
EQ/Alliance Small Cap Growth                     $   695.09     $ 1,401.39     $ 2,129.75     $ 4,051.68
EQ/Bernstein Diversified Value                   $   682.50     $ 1,364.30     $ 2,069.13     $ 3,937.15
EQ/Calvert Socially Responsible                  $   734.96     $ 1,518.23     $ 2,319.62     $ 4,405.16
EQ/Capital Guardian International                $   720.27     $ 1,475.29     $ 2,250.03     $ 4,276.54
EQ/Capital Guardian Research                     $   684.60     $ 1,370.49     $ 2,079.26     $ 3,956.34
EQ/Capital Guardian U.S. Equity                  $   684.60     $ 1,370.49     $ 2,079.26     $ 3,956.34
EQ/Emerging Markets Equity                       $   771.69     $ 1,625.00     $ 2,491.73     $ 4,718.64
EQ/Equity 500 Index                              $   641.58     $ 1,243.09     $ 1,869.94     $ 3,555.02
EQ/Evergreen Omega                               $   703.49     $ 1,426.07     $ 2,169.98     $ 4,127.26
EQ/FI Mid Cap                                    $   690.89     $ 1,389.04     $ 2,109.58     $ 4,013.66
EQ/FI Small/Mid Cap Value                        $   698.24     $ 1,410.65     $ 2,144.85     $ 4,080.10
EQ/J.P. Morgan Core Bond                         $   663.61     $ 1,308.48     $ 1,977.62     $ 3,762.68
EQ/Janus Large Cap Growth                        $   712.93     $ 1,453.78     $ 2,215.08     $ 4,211.53
EQ/Lazard Small Cap Value                        $   698.24     $ 1,410.65     $ 2,144.85     $ 4,080.10
EQ/Marsico Focus                                 $   710.83     $ 1,447.63     $ 2,205.07     $ 4,192.87
EQ/Mercury Basic Value Equity                    $   679.35     $ 1,355.01     $ 2,053.93     $ 3,908.30
EQ/Mercury International Value                   $   715.03     $ 1,459.93     $ 2,225.08     $ 4,230.16
-----------------------------------------------------------------------------------------------------------

                                                         If you do not surrender your contract at the
                                                                          end of the
                                                                    applicable time period
                                                 ----------------------------------------------------------
                                                    1 year       3 years        5 years        10 years
-----------------------------------------------------------------------------------------------------------
AXA PREMIER VIP TRUST:
-----------------------------------------------------------------------------------------------------------
AXA Aggressive Allocation                         $ 1,002.99    $ 2,860.16     $ 4,535.19     $ 8,038.92
AXA Conservative Allocation                       $ 1,306.23    $ 3,611.24     $ 5,559.57     $ 9,211.38
AXA Conservative-Plus Allocation                  $   795.23    $ 2,315.95     $ 3,748.21     $ 6,974.84
AXA Moderate Allocation                           $   400.70    $ 1,214.09     $ 2,043.70     $ 4,190.90
AXA Moderate-Plus Allocation                      $   573.83    $ 1,708.82     $ 2,827.11     $ 5,551.39
AXA Premier VIP Aggressive Equity                 $   339.84    $ 1,035.95     $ 1,754.53     $ 3,654.13
AXA Premier VIP Core Bond                         $   349.29    $ 1,063.74     $ 1,799.88     $ 3,739.55
AXA Premier VIP Health Care                       $   435.33    $ 1,314.45     $ 2,204.98     $ 4,482.19
AXA Premier VIP High Yield                        $   337.75    $ 1,029.77     $ 1,744.43     $ 3,635.05
AXA Premier VIP International Equity              $   445.82    $ 1,344.73     $ 2,253.40     $ 4,568.50
AXA Premier VIP Large Cap Core Equity             $   408.05    $ 1,235.43     $ 2,078.11     $ 4,253.53
AXA Premier VIP Large Cap Growth                  $   398.60    $ 1,207.98     $ 2,033.85     $ 4,172.93
AXA Premier VIP Large Cap Value                   $   398.60    $ 1,207.98     $ 2,033.85     $ 4,172.93
AXA Premier VIP Small/Mid Cap Growth              $   411.20    $ 1,244.57     $ 2,092.82     $ 4,280.23
AXA Premier VIP Small/Mid Cap Value               $   407.00    $ 1,232.39     $ 2,073.20     $ 4,244.61
AXA Premier VIP Technology                        $   472.05    $ 1,420.12     $ 2,373.50     $ 4,780.35
-----------------------------------------------------------------------------------------------------------
EQ ADVISORS TRUST:
-----------------------------------------------------------------------------------------------------------
EQ/Alliance Common Stock                          $   315.71    $   964.70     $ 1,637.82     $ 3,432.23
EQ/Alliance Growth and Income                     $   325.16    $   992.62     $ 1,683.63     $ 3,519.68
EQ/Alliance Intermediate Government Securities    $   318.86    $   974.01     $ 1,653.11     $ 3,461.47
EQ/Alliance International                         $   350.34    $ 1,066.82     $ 1,804.91     $ 3,748.99
EQ/Alliance Premier Growth                        $   358.73    $ 1,091.47     $ 1,845.06     $ 3,824.17
EQ/Alliance Quality Bond                          $   319.91    $   977.11     $ 1,658.20     $ 3,471.20
EQ/Alliance Small Cap Growth                      $   345.09    $ 1,051.39     $ 1,779.75     $ 3,701.68
EQ/Bernstein Diversified Value                    $   332.50    $ 1,014.30     $ 1,719.13     $ 3,587.15
EQ/Calvert Socially Responsible                   $   384.96    $ 1,168.23     $ 1,969.62     $ 4,055.16
EQ/Capital Guardian International                 $   370.27    $ 1,125.29     $ 1,900.03     $ 3,926.54
EQ/Capital Guardian Research                      $   334.60    $ 1,020.49     $ 1,729.26     $ 3,606.34
EQ/Capital Guardian U.S. Equity                   $   334.60    $ 1,020.49     $ 1,729.26     $ 3,606.34
EQ/Emerging Markets Equity                        $   421.69    $ 1,275.00     $ 2,141.73     $ 4,368.64
EQ/Equity 500 Index                               $   291.58    $   893.09     $ 1,519.94     $ 3,205.02
EQ/Evergreen Omega                                $   353.49    $ 1,076.07     $ 1,819.98     $ 3,777.26
EQ/FI Mid Cap                                     $   340.89    $ 1,039.04     $ 1,759.58     $ 3,663.66
EQ/FI Small/Mid Cap Value                         $   348.24    $ 1,060.65     $ 1,794.85     $ 3,730.10
EQ/J.P. Morgan Core Bond                          $   313.61    $   958.48     $ 1,627.62     $ 3,412.68
EQ/Janus Large Cap Growth                         $   362.93    $ 1,103.78     $ 1,865.08     $ 3,861.53
EQ/Lazard Small Cap Value                         $   348.24    $ 1,060.65     $ 1,794.85     $ 3,730.10
EQ/Marsico Focus                                  $   360.83    $ 1,097.63     $ 1,855.07     $ 3,842.87
EQ/Mercury Basic Value Equity                     $   329.35    $ 1,005.01     $ 1,703.93     $ 3,558.30
EQ/Mercury International Value                    $   365.03    $ 1,109.93     $ 1,875.08     $ 3,880.16
-----------------------------------------------------------------------------------------------------------

                                                    If you surrender your contract at the end of the
                                                                 applicable time period
                                               ------------------------------------------------------------
                                                 1 year        3 years        5 years        10 years
-----------------------------------------------------------------------------------------------------------
EQ ADVISORS TRUST:
-----------------------------------------------------------------------------------------------------------
EQ/MFS Emerging Growth Companies               $   853.03   $ 1,556.22     $ 2,282.85     $ 3,606.34
EQ/MFS Investors Trust                         $   852.04   $ 1,553.29     $ 2,278.08     $ 3,596.75
EQ/Money Market                                $   820.17   $ 1,459.26     $ 2,124.17     $ 3,284.66
EQ/Putnam Growth & Income Value                $   851.04   $ 1,550.36     $ 2,273.30     $ 3,587.15
EQ/Putnam Voyager                              $   859.01   $ 1,573.77     $ 2,311.46     $ 3,663.66
EQ/Small Company Index                         $   841.08   $ 1,521.04     $ 2,225.41     $ 3,490.62
EQ/Technology                                  $   879.92   $ 1,635.04     $ 2,411.00     $ 3,861.53
-----------------------------------------------------------------------------------------------------------
BARR ROSENBERG VARIABLE INSURANCE TRUST:
-----------------------------------------------------------------------------------------------------------
Laudus Rosenberg VIT Value Long/Short Equity   $ 1,508.25   $ 3,350.26     $ 5,003.93     $ 8,138.29
-----------------------------------------------------------------------------------------------------------
THE UNIVERSAL INSTITUTIONAL FUNDS, INC.:
-----------------------------------------------------------------------------------------------------------
U.S. Real Estate - Class II                    $   865.10   $ 1,591.64     $ 2,340.54     $ 3,721.73
-----------------------------------------------------------------------------------------------------------

                                                           If you annuitize at the end of the
                                                                 applicable time period
                                               ------------------------------------------------------------
                                                 1 year      3 years        5 years        10 years
-----------------------------------------------------------------------------------------------------------
EQ ADVISORS TRUST:
-----------------------------------------------------------------------------------------------------------
EQ/MFS Emerging Growth Companies               $   684.60   $ 1,370.49     $ 2,079.26     $ 3,956.34
EQ/MFS Investors Trust                         $   683.55   $ 1,367.40     $ 2,074.20     $ 3,946.75
EQ/Money Market                                $   649.97   $ 1,268.04     $ 1,911.08     $ 3,634.66
EQ/Putnam Growth & Income Value                $   682.50   $ 1,364.30     $ 2,069.13     $ 3,937.15
EQ/Putnam Voyager                              $   690.89   $ 1,389.04     $ 2,109.58     $ 4,013.66
EQ/Small Company Index                         $   672.01   $ 1,333.32     $ 2,018.38     $ 3,840.62
EQ/Technology                                  $   712.93   $ 1,453.78     $ 2,215.08     $ 4,211.53
-----------------------------------------------------------------------------------------------------------
BARR ROSENBERG VARIABLE INSURANCE TRUST:
-----------------------------------------------------------------------------------------------------------
Laudus Rosenberg VIT Value Long/Short Equity   $ 1,375.02   $ 3,266.45     $ 4,964.48     $ 8,488.29
-----------------------------------------------------------------------------------------------------------
THE UNIVERSAL INSTITUTIONAL FUNDS, INC.:
-----------------------------------------------------------------------------------------------------------
U.S. Real Estate - Class II                    $   697.31   $ 1,407.92     $ 2,140.40     $ 4,071.73
-----------------------------------------------------------------------------------------------------------

                                                         If you do not surrender your contract at the
                                                                          end of the
                                                                    applicable time period
                                                 ----------------------------------------------------------
                                                    1 year       3 years        5 years        10 years
-----------------------------------------------------------------------------------------------------------
EQ ADVISORS TRUST:
-----------------------------------------------------------------------------------------------------------
EQ/MFS Emerging Growth Companies                  $   334.60  $ 1,020.49     $ 1,729.26     $ 3,606.34
EQ/MFS Investors Trust                            $   333.55  $ 1,017.40     $ 1,724.20     $ 3,596.75
EQ/Money Market                                   $   299.97  $   918.04     $ 1,561.08     $ 3,284.66
EQ/Putnam Growth & Income Value                   $   332.50  $ 1,014.30     $ 1,719.13     $ 3,587.15
EQ/Putnam Voyager                                 $   340.89  $ 1,039.04     $ 1,759.58     $ 3,663.66
EQ/Small Company Index                            $   322.01  $   983.32     $ 1,668.38     $ 3,490.62
EQ/Technology                                     $   362.93  $ 1,103.78     $ 1,865.08     $ 3,861.53
-----------------------------------------------------------------------------------------------------------
BARR ROSENBERG VARIABLE INSURANCE TRUST:
-----------------------------------------------------------------------------------------------------------
Laudus Rosenberg VIT Value Long/Short Equity      $ 1,025.02  $ 2,916.45     $ 4,614.48     $ 8,138.29
-----------------------------------------------------------------------------------------------------------
THE UNIVERSAL INSTITUTIONAL FUNDS, INC.:
-----------------------------------------------------------------------------------------------------------
U.S. Real Estate - Class II                       $   347.31  $ 1,057.92     $ 1,790.40     $ 3,721.73
-----------------------------------------------------------------------------------------------------------

EQUI-VEST(R) EXPRESS(SM)


EXAMPLES

These examples are intended to help you compare the cost of investing in the EQUI-VEST(R) Express(SM) contract with the cost of investing in other variable annuity contracts. These costs include contract owner transaction expenses, contract fees, separate account annual expenses, and underlying Trust fees and expenses (including underlying portfolio fees and expenses).

The examples below show the expenses that a hypothetical contract owner would pay in the situations illustrated. The annual administrative charge is based on the charges that apply to a mix of estimated contract sizes, resulting in an estimated administrative charge for the purpose of this example of $7.51 per $10,000.

We assume there is no waiver of the withdrawal charge. Total Separate Account A annual expenses used to compute the examples below are the maximum expenses rather than the lower current expenses discussed in "Charges and expenses" in the prospectus. For a complete description of portfolio charges and expenses, please see the prospectuses for each Trust.

The fixed maturity options are not covered by the fee table and examples. However, the annual administrative charge, the withdrawal charge, the third-party transfer or exchange charge and the charge if you elect a Variable Immediate Annuity payout option do apply to amounts in the fixed maturity options. A market value adjustment (up or down) will apply as a result of a withdrawal, transfer, or surrender of amounts from a fixed maturity option.

These examples should not be considered a representation of past or future expenses for any option. Actual expenses may be greater or less than those shown. Similarly, the annual rate of return assumed in the examples is not an estimate or guarantee of future investment performance.

The examples assume that you invest $10,000 in the contract for the time periods indicated. The examples also assume that your investment has a 5% return each year. Although your actual costs may be higher or lower, based on these assumptions, your costs would be:

EXAMPLE: EQUI-VEST(R) EXPRESS



                                                      If you surrender your contract at the end of the
                                                                   applicable time period
                                                 ----------------------------------------------------------
                                                   1 year        3 years        5 years        10 years
-----------------------------------------------------------------------------------------------------------
AXA PREMIER VIP TRUST:
-----------------------------------------------------------------------------------------------------------
AXA Aggressive Allocation                        $ 1,587.11     $ 3,208.62     $ 4,690.53     $ 7,969.24
AXA Conservative Allocation                      $ 1,871.23     $ 3,926.32     $ 5,690.49     $ 9,161.98
AXA Conservative-Plus Allocation                 $ 1,392.46     $ 2,688.61     $ 3,922.30     $ 6,887.72
AXA Moderate Allocation                          $ 1,022.81     $ 1,635.71     $ 2,258.43     $ 4,060.70
AXA Moderate-Plus Allocation                     $ 1,185.02     $ 2,108.46     $ 3,023.16     $ 5,441.86
AXA Premier VIP Aggressive Equity                $   965.79     $ 1,465.49     $ 1,976.16     $ 3,515.93
AXA Premier VIP Core Bond                        $   974.64     $ 1,492.04     $ 2,020.43     $ 3,602.61
AXA Premier VIP Health Care                      $ 1,055.25     $ 1,731.62     $ 2,415.86     $ 4,356.36
AXA Premier VIP High Yield                       $   963.82     $ 1,459.58     $ 1,966.30     $ 3,496.55
AXA Premier VIP International Equity             $ 1,065.08     $ 1,760.54     $ 2,463.12     $ 4,443.97
AXA Premier VIP Large Cap Core Equity            $ 1,029.69     $ 1,656.11     $ 2,292.01     $ 4,124.27
AXA Premier VIP Large Cap Growth                 $ 1,020.84     $ 1,629.88     $ 2,248.81     $ 4,042.45
AXA Premier VIP Large Cap Value                  $ 1,020.84     $ 1,629.88     $ 2,248.81     $ 4,042.45
AXA Premier VIP Small/Mid Cap Growth             $ 1,032.64     $ 1,664.84     $ 2,306.38     $ 4,151.37
AXA Premier VIP Small/Mid Cap Value              $ 1,028.71     $ 1,653.20     $ 2,287.22     $ 4,115.21
AXA Premier VIP Technology                       $ 1,089.66     $ 1,832.59     $ 2,580.36     $ 4,659.03
-----------------------------------------------------------------------------------------------------------
EQ ADVISORS TRUST:
-----------------------------------------------------------------------------------------------------------
EQ/Alliance Common Stock                         $   943.18     $ 1,397.40     $ 1,862.23     $ 3,290.73
EQ/Alliance Growth and Income                    $   952.02     $ 1,424.09     $ 1,906.95     $ 3,379.48
EQ/Alliance Intermediate Government Securities   $   946.13     $ 1,406.30     $ 1,877.16     $ 3,320.40
EQ/Alliance International                        $   975.62     $ 1,494.99     $ 2,025.34     $ 3,612.19
EQ/Alliance Premier Growth                       $   983.48     $ 1,518.54     $ 2,064.53     $ 3,688.49
EQ/Alliance Quality Bond                         $   947.11     $ 1,409.27     $ 1,882.13     $ 3,330.28
EQ/Alliance Small Cap Growth                     $   970.70     $ 1,480.25     $ 2,000.77     $ 3,564.18
EQ/Bernstein Diversified Value                   $   958.91     $ 1,444.80     $ 1,941.61     $ 3,447.95
EQ/Calvert Socially Responsible                  $ 1,008.06     $ 1,591.89     $ 2,186.11     $ 3,922.92
EQ/Capital Guardian International                $   994.30     $ 1,550.87     $ 2,118.19     $ 3,792.39
EQ/Capital Guardian Research                     $   960.87     $ 1,450.72     $ 1,951.49     $ 3,467.42
EQ/Capital Guardian U.S. Equity                  $   960.87     $ 1,450.72     $ 1,951.49     $ 3,467.42
EQ/Emerging Markets Equity                       $ 1,042.47     $ 1,693.92     $ 2,354.12     $ 4,241.10
EQ/Equity 500 Index                              $   920.57     $ 1,328.98     $ 1,745.61     $ 3,060.17
EQ/Evergreen Omega                               $   978.57     $ 1,503.83     $ 2,040.05     $ 3,640.88
EQ/FI Mid Cap                                    $   966.77     $ 1,468.44     $ 1,981.09     $ 3,525.60
EQ/FI Small/Mid Cap Value                        $   973.65     $ 1,489.10     $ 2,015.52     $ 3,593.02
EQ/J.P. Morgan Core Bond                         $   941.21     $ 1,391.47     $ 1,852.27     $ 3,270.90
EQ/Janus Large Cap Growth                        $   987.42     $ 1,530.31     $ 2,084.07     $ 3,726.41
EQ/Lazard Small Cap Value                        $   973.65     $ 1,489.10     $ 2,015.52     $ 3,593.02
EQ/Marsico Focus                                 $   985.45     $ 1,524.43     $ 2,074.30     $ 3,707.47
EQ/Mercury Basic Value Equity                    $   955.96     $ 1,435.93     $ 1,926.77     $ 3,418.67
EQ/Mercury International Value                   $   989.38     $ 1,536.18     $ 2,093.83     $ 3,745.31
-----------------------------------------------------------------------------------------------------------

                                                              If you annuitize at the end of the
                                                                    applicable time period
                                                 ----------------------------------------------------------
                                                    1 year       3 years        5 years        10 years
-----------------------------------------------------------------------------------------------------------
AXA PREMIER VIP TRUST:
-----------------------------------------------------------------------------------------------------------
AXA Aggressive Allocation                        $ 1,337.85     $ 3,171.32     $ 4,830.27     $ 8,319.24
AXA Conservative Allocation                      $ 1,641.07     $ 3,924.89     $ 5,861.68     $ 9,511.98
AXA Conservative-Plus Allocation                 $ 1,130.11     $ 2,625.37     $ 4,038.05     $ 7,237.72
AXA Moderate Allocation                          $   735.60     $ 1,520.09     $ 2,322.63     $ 4,410.70
AXA Moderate-Plus Allocation                     $   908.72     $ 2,016.34     $ 3,110.99     $ 5,791.86
AXA Premier VIP Aggressive Equity                $   674.75     $ 1,341.42     $ 2,031.66     $ 3,865.93
AXA Premier VIP Core Bond                        $   684.19     $ 1,369.29     $ 2,077.29     $ 3,952.61
AXA Premier VIP Health Care                      $   770.23     $ 1,620.76     $ 2,484.92     $ 4,706.36
AXA Premier VIP High Yield                       $   672.65     $ 1,335.21     $ 2,021.49     $ 3,846.55
AXA Premier VIP International Equity             $   780.72     $ 1,651.13     $ 2,533.64     $ 4,793.97
AXA Premier VIP Large Cap Core Equity            $   742.95     $ 1,541.50     $ 2,357.25     $ 4,474.27
AXA Premier VIP Large Cap Growth                 $   733.50     $ 1,513.96     $ 2,312.72     $ 4,392.45
AXA Premier VIP Large Cap Value                  $   733.50     $ 1,513.96     $ 2,312.72     $ 4,392.45
AXA Premier VIP Small/Mid Cap Growth             $   746.09     $ 1,550.67     $ 2,372.06     $ 4,501.37
AXA Premier VIP Small/Mid Cap Value              $   741.90     $ 1,538.45     $ 2,352.31     $ 4,465.21
AXA Premier VIP Technology                       $   806.95     $ 1,726.75     $ 2,654.50     $ 5,009.03
-----------------------------------------------------------------------------------------------------------
EQ ADVISORS TRUST:
-----------------------------------------------------------------------------------------------------------
EQ/Alliance Common Stock                         $   650.62     $ 1,269.95     $ 1,914.22     $ 3,640.73
EQ/Alliance Growth and Income                    $   660.06     $ 1,297.95     $ 1,960.31     $ 3,729.48
EQ/Alliance Intermediate Government Securities   $   653.76     $ 1,279.29     $ 1,929.61     $ 3,670.40
EQ/Alliance International                        $   685.24     $ 1,372.38     $ 2,082.35     $ 3,962.19
EQ/Alliance Premier Growth                       $   693.63     $ 1,397.10     $ 2,122.75     $ 4,038.49
EQ/Alliance Quality Bond                         $   654.81     $ 1,282.40     $ 1,934.73     $ 3,680.28
EQ/Alliance Small Cap Growth                     $   679.99     $ 1,356.91     $ 2,057.03     $ 3,914.18
EQ/Bernstein Diversified Value                   $   667.40     $ 1,319.70     $ 1,996.04     $ 3,797.95
EQ/Calvert Socially Responsible                  $   719.86     $ 1,474.09     $ 2,248.08     $ 4,272.92
EQ/Capital Guardian International                $   705.17     $ 1,431.03     $ 2,178.06     $ 4,142.39
EQ/Capital Guardian Research                     $   669.50     $ 1,325.91     $ 2,006.23     $ 3,817.42
EQ/Capital Guardian U.S. Equity                  $   669.50     $ 1,325.91     $ 2,006.23     $ 3,817.42
EQ/Emerging Markets Equity                       $   756.59     $ 1,581.19     $ 2,421.27     $ 4,591.10
EQ/Equity 500 Index                              $   626.48     $ 1,198.13     $ 1,795.61     $ 3,410.17
EQ/Evergreen Omega                               $   688.39     $ 1,381.66     $ 2,097.51     $ 3,990.88
EQ/FI Mid Cap                                    $   675.80     $ 1,344.52     $ 2,036.74     $ 3,875.60
EQ/FI Small/Mid Cap Value                        $   683.14     $ 1,366.19     $ 2,072.23     $ 3,943.02
EQ/J.P. Morgan Core Bond                         $   648.52     $ 1,263.72     $ 1,903.96     $ 3,620.90
EQ/Janus Large Cap Growth                        $   697.83     $ 1,409.45     $ 2,142.89     $ 4,076.41
EQ/Lazard Small Cap Value                        $   683.14     $ 1,366.19     $ 2,072.23     $ 3,943.02
EQ/Marsico Focus                                 $   695.73     $ 1,403.28     $ 2,132.82     $ 4,057.47
EQ/Mercury Basic Value Equity                    $   664.26     $ 1,310.39     $ 1,980.74     $ 3,768.67
EQ/Mercury International Value                   $   699.93     $ 1,415.62     $ 2,152.95     $ 4,095.31
-----------------------------------------------------------------------------------------------------------

                                                         If you do not surrender your contract at the
                                                                          end of the
                                                                    applicable time period
                                                 ----------------------------------------------------------
                                                    1 year       3 years        5 years        10 years
-----------------------------------------------------------------------------------------------------------
AXA PREMIER VIP TRUST:
-----------------------------------------------------------------------------------------------------------
AXA Aggressive Allocation                         $   987.85    $ 2,821.32     $ 4,480.27     $ 7,969.24
AXA Conservative Allocation                       $ 1,291.07    $ 3,574.89     $ 5,511.68     $ 9,161.98
AXA Conservative-Plus Allocation                  $   780.11    $ 2,275.37     $ 3,688.05     $ 6,887.72
AXA Moderate Allocation                           $   385.60    $ 1,170.09     $ 1,972.63     $ 4,060.70
AXA Moderate-Plus Allocation                      $   558.72    $ 1,666.34     $ 2,760.99     $ 5,441.86
AXA Premier VIP Aggressive Equity                 $   324.75    $   991.42     $ 1,681.66     $ 3,515.93
AXA Premier VIP Core Bond                         $   334.19    $ 1,019.29     $ 1,727.29     $ 3,602.61
AXA Premier VIP Health Care                       $   420.23    $ 1,270.76     $ 2,134.92     $ 4,356.36
AXA Premier VIP High Yield                        $   322.65    $   985.21     $ 1,671.49     $ 3,496.55
AXA Premier VIP International Equity              $   430.72    $ 1,301.13     $ 2,183.64     $ 4,443.97
AXA Premier VIP Large Cap Core Equity             $   392.95    $ 1,191.50     $ 2,007.25     $ 4,124.27
AXA Premier VIP Large Cap Growth                  $   383.50    $ 1,163.96     $ 1,962.72     $ 4,042.45
AXA Premier VIP Large Cap Value                   $   383.50    $ 1,163.96     $ 1,962.72     $ 4,042.45
AXA Premier VIP Small/Mid Cap Growth              $   396.09    $ 1,200.67     $ 2,022.06     $ 4,151.37
AXA Premier VIP Small/Mid Cap Value               $   391.90    $ 1,188.45     $ 2,002.31     $ 4,115.21
AXA Premier VIP Technology                        $   456.95    $ 1,376.75     $ 2,304.50     $ 4,659.03
-----------------------------------------------------------------------------------------------------------
EQ ADVISORS TRUST:
-----------------------------------------------------------------------------------------------------------
EQ/Alliance Common Stock                          $   300.62    $   919.95     $ 1,564.22     $ 3,290.73
EQ/Alliance Growth and Income                     $   310.06    $   947.95     $ 1,610.31     $ 3,379.48
EQ/Alliance Intermediate Government Securities    $   303.76    $   929.29     $ 1,579.61     $ 3,320.40
EQ/Alliance International                         $   335.24    $ 1,022.38     $ 1,732.35     $ 3,612.19
EQ/Alliance Premier Growth                        $   343.63    $ 1,047.10     $ 1,772.75     $ 3,688.49
EQ/Alliance Quality Bond                          $   304.81    $   932.40     $ 1,584.73     $ 3,330.28
EQ/Alliance Small Cap Growth                      $   329.99    $ 1,006.91     $ 1,707.03     $ 3,564.18
EQ/Bernstein Diversified Value                    $   317.40    $   969.70     $ 1,646.04     $ 3,447.95
EQ/Calvert Socially Responsible                   $   369.86    $ 1,124.09     $ 1,898.08     $ 3,922.92
EQ/Capital Guardian International                 $   355.17    $ 1,081.03     $ 1,828.06     $ 3,792.39
EQ/Capital Guardian Research                      $   319.50    $   975.91     $ 1,656.23     $ 3,467.42
EQ/Capital Guardian U.S. Equity                   $   319.50    $   975.91     $ 1,656.23     $ 3,467.42
EQ/Emerging Markets Equity                        $   406.59    $ 1,231.19     $ 2,071.27     $ 4,241.10
EQ/Equity 500 Index                               $   276.48    $   848.13     $ 1,445.61     $ 3,060.17
EQ/Evergreen Omega                                $   338.39    $ 1,031.66     $ 1,747.51     $ 3,640.88
EQ/FI Mid Cap                                     $   325.80    $   994.52     $ 1,686.74     $ 3,525.60
EQ/FI Small/Mid Cap Value                         $   333.14    $ 1,016.19     $ 1,722.23     $ 3,593.02
EQ/J.P. Morgan Core Bond                          $   298.52    $   913.72     $ 1,553.96     $ 3,270.90
EQ/Janus Large Cap Growth                         $   347.83    $ 1,059.45     $ 1,792.89     $ 3,726.41
EQ/Lazard Small Cap Value                         $   333.14    $ 1,016.19     $ 1,722.23     $ 3,593.02
EQ/Marsico Focus                                  $   345.73    $ 1,053.28     $ 1,782.82     $ 3,707.47
EQ/Mercury Basic Value Equity                     $   314.26    $   960.39     $ 1,630.74     $ 3,418.67
EQ/Mercury International Value                    $   349.93    $ 1,065.62     $ 1,802.95     $ 3,745.31
-----------------------------------------------------------------------------------------------------------

                                                    If you surrender your contract at the end of the
                                                                 applicable time period
                                               ------------------------------------------------------------
                                                 1 year        3 years        5 years        10 years
-----------------------------------------------------------------------------------------------------------
EQ ADVISORS TRUST:
-----------------------------------------------------------------------------------------------------------
EQ/MFS Emerging Growth Companies               $   960.87   $ 1,450.72     $ 1,951.49     $ 3,467.42
EQ/MFS Investors Trust                         $   959.89   $ 1,447.76     $ 1,946.55     $ 3,457.69
EQ/Money Market                                $   928.43   $ 1,352.82     $ 1,787.00     $ 3,140.98
EQ/Putnam Growth & Income Value                $   958.91   $ 1,444.80     $ 1,941.61     $ 3,447.95
EQ/Putnam Voyager                              $   966.77   $ 1,468.44     $ 1,981.09     $ 3,525.60
EQ/Small Company Index                         $   949.08   $ 1,415.20     $ 1,892.06     $ 3,349.99
EQ/Technology                                  $   987.42   $ 1,530.31     $ 2,084.07     $ 3,726.41
-----------------------------------------------------------------------------------------------------------
 BARR ROSENBERG VARIABLE INSURANCE TRUST:
-----------------------------------------------------------------------------------------------------------
Laudus Rosenberg VIT Value Long/Short Equity   $ 1,607.76   $ 3,262.41     $ 4,767.92     $ 8,070.27
-----------------------------------------------------------------------------------------------------------
 THE UNIVERSAL INSTITUTIONAL FUNDS, INC.:
-----------------------------------------------------------------------------------------------------------
U.S. Real Estate - Class II                    $ 1,001.66   $ 1,572.81     $ 2,154.55     $ 3,862.41
-----------------------------------------------------------------------------------------------------------

                                                           If you annuitize at the end of the
                                                                 applicable time period
                                               ------------------------------------------------------------
                                                 1 year      3 years        5 years        10 years
-----------------------------------------------------------------------------------------------------------
EQ ADVISORS TRUST:
-----------------------------------------------------------------------------------------------------------
EQ/MFS Emerging Growth Companies               $   669.50   $ 1,325.91     $ 2,006.23     $ 3,817.42
EQ/MFS Investors Trust                         $   668.45   $ 1,322.81     $ 2,001.13     $ 3,807.69
EQ/Money Market                                $   634.88   $ 1,223.15     $ 1,837.00     $ 3,490.98
EQ/Putnam Growth & Income Value                $   667.40   $ 1,319.70     $ 1,996.04     $ 3,797.95
EQ/Putnam Voyager                              $   675.80   $ 1,344.52     $ 2,036.74     $ 3,875.60
EQ/Small Company Index                         $   656.91   $ 1,288.63     $ 1,944.97     $ 3,699.99
EQ/Technology                                  $   697.83   $ 1,409.45     $ 2,142.89     $ 4,076.41
-----------------------------------------------------------------------------------------------------------
 BARR ROSENBERG VARIABLE INSURANCE TRUST:
-----------------------------------------------------------------------------------------------------------
Laudus Rosenberg VIT Value Long/Short Equity   $ 1,359.88   $ 3,227.80     $ 4,910.08     $ 8,420.27
-----------------------------------------------------------------------------------------------------------
 THE UNIVERSAL INSTITUTIONAL FUNDS, INC.:
-----------------------------------------------------------------------------------------------------------
U.S. Real Estate - Class II                    $   713.03   $ 1,454.07     $ 2,215.55     $ 4,212.41
-----------------------------------------------------------------------------------------------------------

                                                       If you do not surrender your contract at the
                                                                        end of the
                                                                  applicable time period
                                               ------------------------------------------------------------
                                                  1 year      3 years       5 years       10 years
-----------------------------------------------------------------------------------------------------------
EQ ADVISORS TRUST:
-----------------------------------------------------------------------------------------------------------
EQ/MFS Emerging Growth Companies                $   319.50   $   975.91   $ 1,656.23     $ 3,467.42
EQ/MFS Investors Trust                          $   318.45   $   972.81   $ 1,651.13     $ 3,457.69
EQ/Money Market                                 $   284.88   $   873.15   $ 1,487.00     $ 3,140.98
EQ/Putnam Growth & Income Value                 $   317.40   $   969.70   $ 1,646.04     $ 3,447.95
EQ/Putnam Voyager                               $   325.80   $   994.52   $ 1,686.74     $ 3,525.60
EQ/Small Company Index                          $   306.91   $   938.63   $ 1,594.97     $ 3,349.99
EQ/Technology                                   $   347.83   $ 1,059.45   $ 1,792.89     $ 3,726.41
-----------------------------------------------------------------------------------------------------------
BARR ROSENBERG VARIABLE INSURANCE TRUST:
-----------------------------------------------------------------------------------------------------------
Laudus Rosenberg VIT Value Long/Short Equity    $ 1,009.88   $ 2,877.80   $ 4,560.08     $ 8,070.27
-----------------------------------------------------------------------------------------------------------
THE UNIVERSAL INSTITUTIONAL FUNDS, INC.:
-----------------------------------------------------------------------------------------------------------
U.S. Real Estate - Class II                     $   363.03   $ 1,104.07   $ 1,865.55     $ 3,862.41
-----------------------------------------------------------------------------------------------------------

(6) DISRUPTIVE TRANSFER ACTIVITY

Frequent transfers, including market timing and other program trading strategies, may be disruptive to the underlying portfolios in which the variable investment options invest. Disruptive transfer activity may hurt the long term performance of a portfolio by, for example, requiring it to maintain larger amounts of cash or to liquidate portfolio holdings at a disadvantageous time or price. We currently use the procedures described below to discourage disruptive transfer activity in AXA Premier VIP Trust and EQ Advisors Trust. You should understand, however, that these procedures are subject to the following limitations: (1) they do not eliminate the possibility that disruptive transfer activity, including market timing, will occur or that portfolio performance will be affected by such activity; (2) the design of these procedures involves inherently subjective judgments, which we and AXA Premier VIP Trust and EQ Advisors Trust seek to make in a fair and reasonable manner consistent with interests of all policy and contract owners. Certain frequent transfer activities attempt to exploit inefficiencies in how portfolio securities are valued. Please see the prospectuses for the underlying portfolios for more information on how portfolio shares are priced.

If we determine that your transfer patterns are disruptive, we may, among other things, restrict the availability of personal telephone requests, facsimile transmissions, automated telephone services, Internet services or any electronic transfer services. We may also refuse to act on transfer instructions of an agent who is acting on behalf of one or more owners. In making these determinations, we may consider the combined transfer activity of annuity contracts and life insurance policies that we believe are under common ownership, control or direction.

We currently consider transfers into and out of (or vice versa) the same variable investment option within a five business day period as potentially disruptive transfer activity. In order to reduce disruptive activity, we monitor the frequency of transfers, including the size of transfers in relation to portfolio assets, in each underlying portfolio. When a potentially disruptive transfer into or out of a portfolio occurs on a day when the portfolio's aggregate deposits or aggregate redemptions exceed our monitoring threshold, we may take the actions described above to restrict availability of voice, fax and automated transaction services. We currently apply such action for the remaining life of each affected contract. We also currently provide a letter to owners who have engaged in disruptive transfer activity of our intention to restrict access to communication services. However, we may not continue to provide such letters. We may also, in our sole discretion and without further notice, change what we consider potentially disruptive transfer activity and our monitoring procedures and thresholds, as well as change our procedures to restrict this activity.

Our ability to monitor potentially disruptive transfer activity is limited in certain circumstances. Group annuity contracts may be owned by retirement plans on whose behalf we provide transfer instructions on an omnibus (aggregate) basis, which may mask the disruptive transfer activity of individual plan participants, and/or interfere with our ability to restrict communication services. Also, underlying portfolios that are not in AXA Premier VIP Trust or EQ Advisors Trust may be available for investment through companies that may have policies and procedures regarding disruptive transfer activity that are different from ours. Please see the prospectuses for those underlying portfolios for more information.

(7) TAX INFORMATION


Required Minimum Distributions


Distributions must be made according to rules contained in the Code and Treasury Regulations. Treasury Regulations on required minimum distributions were proposed in 1987, revised in 2001 and finalized in 2002. The 2002 final Regulations generally are effective in January 2003. The 2002 final Regulations include Temporary Regulations applicable to annuity contracts. Certain provisions of the Temporary Regulations concerning the actuarial value of additional contract benefits which could have increased the amount required to be distributed from contracts currently have been suspended. However, these or similar provisions may apply in future years. Under transitional rules, the 1987 and 2001 proposed regulations may continue to apply to annuity payments. Please consult your tax adviser concerning applicability of these complex rules to your situation.

Investor Control Issues

Under certain circumstances, the IRS has stated that you could be treated as the owner (for tax purposes) of the assets of Separate Account A. If you were treated as the owner, you would be taxable on income and gains attributable to the shares of the underlying portfolios.

The circumstances that would lead to this tax treatment would be that, in the opinion of the IRS, you could control the underlying investment of Separate Account A. Recently, the IRS has said that the owners of variable annuities will not be treated as owning the separate account assets provided the underlying portfolios are restricted to variable life and annuity assets. The variable annuity owners must have the right only to choose among the portfolios, and must have no right to direct the particular investment decisions within the portfolios.

Although we believe that, under current IRS guidance, you would not be treated as the owner of the assets of Separate Account A, there are some issues that remain unclear. For example, the IRS has not issued any guidance as to whether having a larger number of portfolios available, or an unlimited right to transfer among them, could cause you to be treated as the owner. We do not know whether the IRS will ever provide such guidance or whether such guidance, if unfavorable, would apply retroactively to your contract. Furthermore, the IRS could reverse its current guidance at any time. We reserve the right to modify your contract as necessary to prevent you from being treated as the owner of the assets of Separate Account A.


(8) EQUITABLE LIFE

We are The Equitable Life Assurance Society of the United States ("Equitable Life"), a New York stock life insurance corporation. We have been doing business since 1859. Equitable Life is a subsidiary of AXA Financial, Inc. (previously, The Equitable Companies Incorporated). AXA, a French holding company for an international group of insurance and related financial services companies, is the sole shareholder of AXA Financial, Inc. As the sole shareholder, and under its other arrangements with Equitable Life and Equitable Life's parent, AXA exercises significant influence over the operations and capital structure of Equitable Life and its parent. No company other than Equitable Life, however, has any legal responsibility to pay amounts that Equitable Life owes under the contract.


AXA Financial, Inc. and its consolidated subsidiaries managed approximately $508.31 billion in assets as of December 31, 2003. For over 100 years Equitable Life has been among the largest insurance companies in the United States. We are licensed to sell life insurance and annuities in all fifty states, the District of Columbia, Puerto Rico, and the U.S. Virgin Islands. Our home office is located at 1290 Avenue of the Americas, New York, N.Y. 10104.

Effective on or about September 7, 2004, we expect, subject to regulatory approval, to change the name of "The Equitable Life Assurance Society of the United States" to "AXA Equitable Life Insurance Company." When the name change becomes effective, all references in any current prospectus, prospectus supplement or statement of additional information to "The Equitable Life Assurance Society of the United States" will become references to "AXA Equitable Life Insurance Company." Accordingly, all references to "Equitable Life" or "Equitable" will become references to "AXA Equitable."

(9) CONDENSED FINANCIAL INFORMATION


EQUI-VEST(R) (Series 800) Contracts

Unit values and number of units outstanding at year end for each variable investment option, except for those options being offered for the first time after December 31, 2003, are for contracts offered under Separate Account A with the same asset based charge of 1.20%



                                                              For the years ending December 31,
                                         ---------------------------------------------------------------------------
                                              1998         1999         2000         2001         2002        2003
--------------------------------------------------------------------------------------------------------------------
AXA AGGRESSIVE ALLOCATION
--------------------------------------------------------------------------------------------------------------------
  Unit value                                     --           --           --           --          --     $ 109.19
--------------------------------------------------------------------------------------------------------------------
  Number of units outstanding (000's)            --           --           --           --          --            1
--------------------------------------------------------------------------------------------------------------------
AXA CONSERVATIVE ALLOCATION
--------------------------------------------------------------------------------------------------------------------
  Unit value                                     --           --           --           --          --     $ 102.19
--------------------------------------------------------------------------------------------------------------------
  Number of units outstanding (000's)            --           --           --           --          --            2
--------------------------------------------------------------------------------------------------------------------
AXA CONSERVATIVE-PLUS ALLOCATION
--------------------------------------------------------------------------------------------------------------------
  Unit value                                     --           --           --           --          --     $ 104.18
--------------------------------------------------------------------------------------------------------------------
  Number of units outstanding (000's)            --           --           --           --          --            3
--------------------------------------------------------------------------------------------------------------------
AXA MODERATE ALLOCATION
--------------------------------------------------------------------------------------------------------------------
  Unit value                               $ 102.39     $ 118.86     $ 115.59     $ 111.79    $  96.39     $ 113.46
--------------------------------------------------------------------------------------------------------------------
  Number of units outstanding (000's)            --           11          101          287         488          503
--------------------------------------------------------------------------------------------------------------------
AXA MODERATE-PLUS ALLOCATION
--------------------------------------------------------------------------------------------------------------------
  Unit value                                     --           --           --           --          --     $ 108.00
--------------------------------------------------------------------------------------------------------------------
  Number of units outstanding (000's)            --           --           --           --          --            2
--------------------------------------------------------------------------------------------------------------------
AXA PREMIER VIP AGGRESSIVE EQUITY
--------------------------------------------------------------------------------------------------------------------
  Unit value                               $  90.25     $ 105.70     $  90.50     $  66.90    $  47.01     $  63.88
--------------------------------------------------------------------------------------------------------------------
  Number of units outstanding (000's)            --           17           71          100          95          106
--------------------------------------------------------------------------------------------------------------------
AXA PREMIER VIP CORE BOND
--------------------------------------------------------------------------------------------------------------------
  Unit value                                     --           --           --           --    $ 106.88     $ 109.55
--------------------------------------------------------------------------------------------------------------------
  Number of units outstanding (000's)            --           --           --           --          83          100
--------------------------------------------------------------------------------------------------------------------
AXA PREMIER VIP HEALTH CARE
--------------------------------------------------------------------------------------------------------------------
  Unit value                                     --           --           --           --    $  79.09     $ 100.13
--------------------------------------------------------------------------------------------------------------------
  Number of units outstanding (000's)            --           --           --           --          17           32
--------------------------------------------------------------------------------------------------------------------
AXA PREMIER VIP HIGH YIELD
--------------------------------------------------------------------------------------------------------------------
  Unit value                               $  89.20     $  84.97     $  76.49     $  76.09    $  72.96     $  88.34
--------------------------------------------------------------------------------------------------------------------
  Number of units outstanding (000's)            --            5           28           49          69          130
--------------------------------------------------------------------------------------------------------------------
AXA PREMIER VIP INTERNATIONAL EQUITY
--------------------------------------------------------------------------------------------------------------------
  Unit value                                     --           --           --           --    $  78.18     $ 103.76
--------------------------------------------------------------------------------------------------------------------
  Number of units outstanding (000's)            --           --           --           --          17           31
--------------------------------------------------------------------------------------------------------------------
AXA PREMIER VIP LARGE CAP CORE EQUITY
--------------------------------------------------------------------------------------------------------------------
  Unit value                                     --           --           --           --    $  76.54     $  96.89
--------------------------------------------------------------------------------------------------------------------
  Number of units outstanding (000's)            --           --           --           --          21           31
--------------------------------------------------------------------------------------------------------------------
AXA PREMIER VIP LARGE CAP GROWTH
--------------------------------------------------------------------------------------------------------------------
  Unit value                                     --           --           --           --    $  67.96     $  87.71
--------------------------------------------------------------------------------------------------------------------
  Number of units outstanding (000's)            --           --           --           --          32           53
--------------------------------------------------------------------------------------------------------------------
AXA PREMIER VIP LARGE CAP VALUE
--------------------------------------------------------------------------------------------------------------------
  Unit value                                     --           --           --           --    $  79.20     $ 102.57
--------------------------------------------------------------------------------------------------------------------
  Number of units outstanding (000's)            --           --           --           --          32           39
--------------------------------------------------------------------------------------------------------------------
AXA PREMIER VIP SMALL/MID CAP GROWTH
--------------------------------------------------------------------------------------------------------------------
  Unit value                                     --           --           --           --    $  62.08     $  86.02
--------------------------------------------------------------------------------------------------------------------
  Number of units outstanding (000's)            --           --           --           --          43           94
--------------------------------------------------------------------------------------------------------------------
AXA PREMIER VIP SMALL/MID CAP VALUE
--------------------------------------------------------------------------------------------------------------------
  Unit value                                     --           --           --           --    $  73.80     $ 102.53
--------------------------------------------------------------------------------------------------------------------
  Number of units outstanding (000's)            --           --           --           --          36           66
--------------------------------------------------------------------------------------------------------------------
AXA PREMIER VIP TECHNOLOGY
--------------------------------------------------------------------------------------------------------------------
  Unit value                                     --           --           --           --    $  56.71     $  88.33
--------------------------------------------------------------------------------------------------------------------
  Number of units outstanding (000's)            --           --           --           --           9           31
--------------------------------------------------------------------------------------------------------------------

Unit values and number of units outstanding at year end for each variable investment option, except for those options being offered for the first time after December 31, 2003, are for contracts offered under Separate Account A with the same asset based charge of 1.20%


                                                                      For the years ending December 31,
                                                  -------------------------------------------------------------------------
                                                       1998         1999         2000         2001        2002        2003
---------------------------------------------------------------------------------------------------------------------------
EQ/ALLIANCE COMMON STOCK
---------------------------------------------------------------------------------------------------------------------------
  Unit value                                        $ 102.87     $ 126.92     $ 107.54    $  94.83    $  62.46    $  92.29
---------------------------------------------------------------------------------------------------------------------------
  Number of units outstanding (000's)                     --          105          702         944         905       1,026
---------------------------------------------------------------------------------------------------------------------------
EQ/ALLIANCE GROWTH AND INCOME
---------------------------------------------------------------------------------------------------------------------------
  Unit value                                        $ 102.73     $ 120.14     $ 129.01    $ 125.48    $  97.62    $ 125.79
---------------------------------------------------------------------------------------------------------------------------
  Number of units outstanding (000's)                     --           37          262         526         600         645
---------------------------------------------------------------------------------------------------------------------------
EQ/ALLIANCE INTERMEDIATE GOVERNMENT SECURITIES
---------------------------------------------------------------------------------------------------------------------------
  Unit value                                        $ 103.32     $ 101.97     $ 109.71    $ 116.93    $ 125.45    $ 126.60
---------------------------------------------------------------------------------------------------------------------------
  Number of units outstanding (000's)                     --            1           16         112         193         185
---------------------------------------------------------------------------------------------------------------------------
EQ/ALLIANCE INTERNATIONAL
---------------------------------------------------------------------------------------------------------------------------
  Unit value                                        $  93.00     $ 126.30     $  95.90    $  72.66    $  64.53    $  86.19
---------------------------------------------------------------------------------------------------------------------------
  Number of units outstanding (000's)                     --            3           36          45         272         302
---------------------------------------------------------------------------------------------------------------------------
EQ/ALLIANCE PREMIER GROWTH
---------------------------------------------------------------------------------------------------------------------------
  Unit value                                              --     $ 116.42     $  93.88    $  70.52    $  47.97    $  58.38
---------------------------------------------------------------------------------------------------------------------------
  Number of units outstanding (000's)                     --           36          350         438         383         362
---------------------------------------------------------------------------------------------------------------------------
EQ/ALLIANCE QUALITY BOND
---------------------------------------------------------------------------------------------------------------------------
  Unit value                                        $ 103.62     $ 100.07     $ 110.03    $ 117.42    $ 124.90    $ 127.77
---------------------------------------------------------------------------------------------------------------------------
  Number of units outstanding (000's)                     --            4           27         112         158         142
---------------------------------------------------------------------------------------------------------------------------
EQ/ALLIANCE SMALL CAP GROWTH
---------------------------------------------------------------------------------------------------------------------------
  Unit value                                        $  86.94     $ 109.62     $ 123.09    $ 105.51    $  72.72    $ 101.26
---------------------------------------------------------------------------------------------------------------------------
  Number of units outstanding (000's)                     --            2           98         166         206         238
---------------------------------------------------------------------------------------------------------------------------
EQ/BERNSTEIN DIVERSIFIED VALUE
---------------------------------------------------------------------------------------------------------------------------
  Unit value                                              --           --           --    $  94.71    $  80.81    $ 102.78
---------------------------------------------------------------------------------------------------------------------------
  Number of units outstanding (000's)                     --           --           --          71         173         235
---------------------------------------------------------------------------------------------------------------------------
EQ/CALVERT SOCIALLY RESPONSIBLE
---------------------------------------------------------------------------------------------------------------------------
  Unit value                                              --     $ 107.64     $ 103.26    $  87.02    $  63.23    $  79.94
---------------------------------------------------------------------------------------------------------------------------
  Number of units outstanding (000's)                     --           --           --          --           3           4
---------------------------------------------------------------------------------------------------------------------------
EQ/CAPITAL GUARDIAN INTERNATIONAL
---------------------------------------------------------------------------------------------------------------------------
  Unit value                                              --           --           --          --    $  67.97    $  89.06
---------------------------------------------------------------------------------------------------------------------------
  Number of units outstanding (000's)                     --           --           --          --          12          31
---------------------------------------------------------------------------------------------------------------------------
EQ/CAPITAL GUARDIAN RESEARCH
---------------------------------------------------------------------------------------------------------------------------
  Unit value                                              --     $ 106.84     $ 111.80    $ 108.22    $  80.55    $ 104.65
---------------------------------------------------------------------------------------------------------------------------
  Number of units outstanding (000's)                     --            1            9          31         130         142
---------------------------------------------------------------------------------------------------------------------------
EQ/CAPITAL GUARDIAN U.S. EQUITY
---------------------------------------------------------------------------------------------------------------------------
  Unit value                                              --     $ 101.69     $ 104.08    $ 100.76    $  75.99    $ 102.40
---------------------------------------------------------------------------------------------------------------------------
  Number of units outstanding (000's)                     --            1           11          21          63         126
---------------------------------------------------------------------------------------------------------------------------
EQ/EMERGING MARKETS EQUITY
---------------------------------------------------------------------------------------------------------------------------
  Unit value                                        $  81.49     $ 157.61     $  93.36    $  87.48    $  81.32    $ 125.29
---------------------------------------------------------------------------------------------------------------------------
  Number of units outstanding (000's)                     --            5           42          44          54          69
---------------------------------------------------------------------------------------------------------------------------
EQ/EQUITY 500 INDEX
---------------------------------------------------------------------------------------------------------------------------
  Unit value                                        $ 103.69     $ 123.02     $ 109.63    $  95.13    $  72.94    $  91.12
---------------------------------------------------------------------------------------------------------------------------
  Number of units outstanding (000's)                     --           50          258         367         451         536
---------------------------------------------------------------------------------------------------------------------------
EQ/EVERGREEN OMEGA
---------------------------------------------------------------------------------------------------------------------------
  Unit value                                              --     $ 106.63     $  93.02    $  76.26    $  57.25    $  78.17
---------------------------------------------------------------------------------------------------------------------------
  Number of units outstanding (000's)                     --           --            3          10          16          26
---------------------------------------------------------------------------------------------------------------------------
EQ/FI MID CAP
---------------------------------------------------------------------------------------------------------------------------
  Unit value                                              --           --     $ 100.02    $  85.57    $  68.93    $  97.80
---------------------------------------------------------------------------------------------------------------------------
  Number of units outstanding (000's)                     --           --            9         106         195         301
---------------------------------------------------------------------------------------------------------------------------

Unit values and number of units outstanding at year end for each variable investment option, except for those options being offered for the first time after December 31, 2003, are for contracts offered under Separate Account A with the same asset based charge of 1.20%


                                                                   For the years ending December 31,
                                                -----------------------------------------------------------------------
                                                     1998        1999        2000        2001        2002        2003
-----------------------------------------------------------------------------------------------------------------------
EQ/FI SMALL/MID CAP VALUE
-----------------------------------------------------------------------------------------------------------------------
  Unit value                                     $  82.88    $  83.36    $  86.60    $  88.97    $  74.98    $  98.72
-----------------------------------------------------------------------------------------------------------------------
  Number of units outstanding (000's)                  --           1          14         126         261         291
-----------------------------------------------------------------------------------------------------------------------
EQ/J.P. MORGAN CORE BOND
-----------------------------------------------------------------------------------------------------------------------
  Unit value                                           --          --          --          --    $ 107.19    $ 109.48
-----------------------------------------------------------------------------------------------------------------------
  Number of units outstanding (000's)                  --          --          --          --          45          72
-----------------------------------------------------------------------------------------------------------------------
EQ/JANUS LARGE CAP GROWTH
-----------------------------------------------------------------------------------------------------------------------
  Unit value                                           --          --    $  83.99    $  63.92    $  44.01    $  54.73
-----------------------------------------------------------------------------------------------------------------------
  Number of units outstanding (000's)                  --          --          12         119         162         185
-----------------------------------------------------------------------------------------------------------------------
EQ/LAZARD SMALL CAP VALUE
-----------------------------------------------------------------------------------------------------------------------
  Unit value                                           --          --          --          --    $ 112.91    $ 153.26
-----------------------------------------------------------------------------------------------------------------------
  Number of units outstanding (000's)                  --          --          --          --          27          54
-----------------------------------------------------------------------------------------------------------------------
EQ/MARSICO FOCUS
-----------------------------------------------------------------------------------------------------------------------
  Unit value                                           --          --          --    $ 105.94    $  92.57    $ 119.93
-----------------------------------------------------------------------------------------------------------------------
  Number of units outstanding (000's)                  --          --          --          --          47         133
-----------------------------------------------------------------------------------------------------------------------
EQ/MERCURY BASIC VALUE EQUITY
-----------------------------------------------------------------------------------------------------------------------
  Unit value                                     $  97.91    $ 115.06    $ 127.11    $ 132.52    $ 109.12    $ 141.44
-----------------------------------------------------------------------------------------------------------------------
  Number of units outstanding (000's)                  --           7          41         119         183         219
-----------------------------------------------------------------------------------------------------------------------
EQ/MERCURY INTERNATIONAL VALUE
-----------------------------------------------------------------------------------------------------------------------
  Unit value                                           --          --          --          --    $  75.88    $  96.00
-----------------------------------------------------------------------------------------------------------------------
  Number of units outstanding (000's)                  --          --          --          --          74          85
-----------------------------------------------------------------------------------------------------------------------
EQ/MFS EMERGING GROWTH COMPANIES
-----------------------------------------------------------------------------------------------------------------------
  Unit value                                     $ 103.53    $ 177.65    $ 142.46    $  92.82    $  60.23    $  76.94
-----------------------------------------------------------------------------------------------------------------------
  Number of units outstanding (000's)                  --          36         288         316         265         250
-----------------------------------------------------------------------------------------------------------------------
EQ/MFS INVESTORS TRUST
-----------------------------------------------------------------------------------------------------------------------
  Unit value                                           --    $ 104.53    $ 102.57    $  85.14    $  66.44    $  80.11
-----------------------------------------------------------------------------------------------------------------------
  Number of units outstanding (000's)                  --           2          17          21          26          31
-----------------------------------------------------------------------------------------------------------------------
EQ/MONEY MARKET
-----------------------------------------------------------------------------------------------------------------------
  Unit value                                     $ 101.68    $ 105.21    $ 110.19    $ 112.74    $ 112.77    $ 112.05
-----------------------------------------------------------------------------------------------------------------------
  Number of units outstanding (000's)                  --          17          57         125         107          83
-----------------------------------------------------------------------------------------------------------------------
EQ/PUTNAM GROWTH & INCOME VALUE
-----------------------------------------------------------------------------------------------------------------------
  Unit value                                     $ 100.60    $  98.04    $ 103.43    $  95.23    $  76.16    $  95.42
-----------------------------------------------------------------------------------------------------------------------
  Number of units outstanding (000's)                  --           3          17          32          35          35
-----------------------------------------------------------------------------------------------------------------------

                                                                   For the years ending December 31,
                                                -----------------------------------------------------------------------
                                                     1998        1999        2000        2001        2002        2003
-----------------------------------------------------------------------------------------------------------------------
EQ/PUTNAM VOYAGER
-----------------------------------------------------------------------------------------------------------------------
  Unit value                                           --          --          --          --    $  54.11    $  66.27
-----------------------------------------------------------------------------------------------------------------------
  Number of units outstanding (000's)                  --          --          --          --           5          11
-----------------------------------------------------------------------------------------------------------------------
EQ/SMALL COMPANY INDEX
-----------------------------------------------------------------------------------------------------------------------
  Unit value                                           --          --          --          --    $  81.65    $ 117.68
-----------------------------------------------------------------------------------------------------------------------
  Number of units outstanding (000's)                  --          --          --          --          18          59
-----------------------------------------------------------------------------------------------------------------------
EQ/TECHNOLOGY
-----------------------------------------------------------------------------------------------------------------------
  Unit value                                           --          --    $  66.17    $  49.39    $  28.90    $  40.98
-----------------------------------------------------------------------------------------------------------------------
  Number of units outstanding (000's)                  --          --         128         196         191         199
-----------------------------------------------------------------------------------------------------------------------
LAUDUS ROSENBERG VIT VALUE LONG/SHORT EQUITY
-----------------------------------------------------------------------------------------------------------------------
  Unit value                                           --          --          --          --          --    $  99.49
-----------------------------------------------------------------------------------------------------------------------
  Number of units outstanding (000's)                  --          --          --          --          --          --
-----------------------------------------------------------------------------------------------------------------------
U.S. REAL ESTATE
-----------------------------------------------------------------------------------------------------------------------
  Unit value                                           --          --          --          --          --    $ 106.85
-----------------------------------------------------------------------------------------------------------------------
  Number of units outstanding (000's)                  --          --          --          --          --           4
-----------------------------------------------------------------------------------------------------------------------

EQUI-VEST(R) Express(SM) Contracts

Unit values and number of units outstanding at year end for each variable investment option, except for those options being offered for the first time after December 31, 2003 are for contracts offered under Separate Account A with the same asset based charge of 0.95%


                                                           For the years ending December 31,
                                             --------------------------------------------------------------
                                               1999         2000         2001          2002         2003
-----------------------------------------------------------------------------------------------------------
-----------------------------------------------------------------------------------------------------------
AXA Aggressive Allocation
-----------------------------------------------------------------------------------------------------------
  Unit value                                       --           --             --          --     $ 109.26
-----------------------------------------------------------------------------------------------------------
  Number of units outstanding (000's)              --           --             --          --           --
-----------------------------------------------------------------------------------------------------------
AXA Conservative Allocation
-----------------------------------------------------------------------------------------------------------
  Unit value                                       --           --             --          --     $ 102.25
-----------------------------------------------------------------------------------------------------------
  Number of units outstanding (000's)              --           --             --          --           --
-----------------------------------------------------------------------------------------------------------
AXA Conservative-Plus Allocation
-----------------------------------------------------------------------------------------------------------
  Unit value                                       --           --             --          --     $ 104.25
-----------------------------------------------------------------------------------------------------------
  Number of units outstanding (000's)              --           --             --          --            1
-----------------------------------------------------------------------------------------------------------
AXA Moderate Allocation
-----------------------------------------------------------------------------------------------------------
  Unit value                                 $ 108.71     $ 105.98       $ 102.76    $  88.83     $ 104.83
-----------------------------------------------------------------------------------------------------------
  Number of units outstanding (000's)               2           34            136         231          220
-----------------------------------------------------------------------------------------------------------
AXA Moderate-Plus Allocation
-----------------------------------------------------------------------------------------------------------
  Unit value                                       --           --             --          --     $ 108.07
-----------------------------------------------------------------------------------------------------------
  Number of units outstanding (000's)              --           --             --          --            3
-----------------------------------------------------------------------------------------------------------
AXA Premier VIP Aggressive Equity
-----------------------------------------------------------------------------------------------------------
  Unit value                                 $ 112.33     $  96.42       $  71.46    $  50.34     $  68.57
-----------------------------------------------------------------------------------------------------------
  Number of units outstanding (000's)               3           28             33          30           36
-----------------------------------------------------------------------------------------------------------
AXA Premier VIP Core Bond
-----------------------------------------------------------------------------------------------------------
  Unit value                                       --           --             --    $ 107.15     $ 110.11
-----------------------------------------------------------------------------------------------------------
  Number of units outstanding (000's)              --           --             --          64           85
-----------------------------------------------------------------------------------------------------------
AXA Premier VIP Health Care
-----------------------------------------------------------------------------------------------------------
  Unit value                                       --           --             --    $  79.29     $ 100.64
-----------------------------------------------------------------------------------------------------------
  Number of units outstanding (000's)              --           --             --          10           15
-----------------------------------------------------------------------------------------------------------
AXA Premier VIP High Yield
-----------------------------------------------------------------------------------------------------------
  Unit value                                 $  99.34     $  89.64       $  89.40    $  85.94     $ 104.33
-----------------------------------------------------------------------------------------------------------
  Number of units outstanding (000's)               4           23             51          66          111
-----------------------------------------------------------------------------------------------------------
AXA Premier VIP International Equity
-----------------------------------------------------------------------------------------------------------
  Unit value                                       --           --             --    $  78.38     $ 104.29
-----------------------------------------------------------------------------------------------------------
  Number of units outstanding (000's)              --           --             --          24           40
-----------------------------------------------------------------------------------------------------------
AXA Premier VIP Large Cap Core Equity
-----------------------------------------------------------------------------------------------------------
  Unit value                                       --           --             --    $  76.73     $  97.38
-----------------------------------------------------------------------------------------------------------
  Number of units outstanding (000's)              --           --             --          11           13
-----------------------------------------------------------------------------------------------------------
AXA Premier VIP Large Cap Growth
-----------------------------------------------------------------------------------------------------------
  Unit value                                       --           --             --    $  68.14     $  88.16
-----------------------------------------------------------------------------------------------------------
  Number of units outstanding (000's)              --           --             --          33           45
-----------------------------------------------------------------------------------------------------------
AXA Premier VIP Large Cap Value
-----------------------------------------------------------------------------------------------------------
  Unit value                                       --           --             --    $  79.40     $ 103.09
-----------------------------------------------------------------------------------------------------------
  Number of units outstanding (000's)              --           --             --          21           30
-----------------------------------------------------------------------------------------------------------
AXA Premier VIP Small/Mid Cap Growth
-----------------------------------------------------------------------------------------------------------
  Unit value                                       --           --             --    $  62.24     $  86.46
-----------------------------------------------------------------------------------------------------------
  Number of units outstanding (000's)              --           --             --          43           73
-----------------------------------------------------------------------------------------------------------
AXA Premier VIP Small/Mid Cap Value
-----------------------------------------------------------------------------------------------------------
  Unit value                                       --           --             --    $  73.99     $ 103.05
-----------------------------------------------------------------------------------------------------------
  Number of units outstanding (000's)              --           --             --          33           50
-----------------------------------------------------------------------------------------------------------
AXA Premier VIP Technology
-----------------------------------------------------------------------------------------------------------
  Unit value                                       --           --             --    $  56.86     $  88.78
-----------------------------------------------------------------------------------------------------------
  Number of units outstanding (000's)              --           --             --           4           14
-----------------------------------------------------------------------------------------------------------

EQUI-VEST(R) Express(SM) Contracts

Unit values and number of units outstanding at year end for each variable investment option, except for those options being offered for the first time after December 31, 2003 are for contracts offered under Separate Account A with the same asset based charge of 0.95%



                                                                For the years ending December 31,
                                                   ----------------------------------------------------------
                                                      1999        2000         2001        2002        2003
-------------------------------------------------------------------------------------------------------------
EQ/Alliance Common Stock
-------------------------------------------------------------------------------------------------------------
  Unit value                                       $ 111.02    $  94.30     $  83.37    $  55.05    $  81.55
-------------------------------------------------------------------------------------------------------------
  Number of units outstanding (000's)                    25         296          387         365         407
-------------------------------------------------------------------------------------------------------------
EQ/Alliance Growth and Income
-------------------------------------------------------------------------------------------------------------
  Unit value                                       $ 103.87    $ 111.81     $ 109.04    $  85.04    $ 109.86
-------------------------------------------------------------------------------------------------------------
  Number of units outstanding (000's)                    14         145          300         316         309
-------------------------------------------------------------------------------------------------------------
Alliance Intermediate Government Securities
-------------------------------------------------------------------------------------------------------------
  Unit value                                       $ 100.40    $ 108.29     $ 115.71    $ 124.46    $ 125.92
-------------------------------------------------------------------------------------------------------------
  Number of units outstanding (000's)                     3          10           68         145         145
-------------------------------------------------------------------------------------------------------------
EQ/Alliance International
-------------------------------------------------------------------------------------------------------------
  Unit value                                       $ 126.71    $  96.46     $  73.27    $  65.24    $  87.35
-------------------------------------------------------------------------------------------------------------
  Number of units outstanding (000's)                     1          33           48         189         208
-------------------------------------------------------------------------------------------------------------
EQ/Alliance Premier Growth
-------------------------------------------------------------------------------------------------------------
  Unit value                                       $ 116.53    $  94.20     $  70.94    $  48.38    $  59.03
-------------------------------------------------------------------------------------------------------------
  Number of units outstanding (000's)                    21         242          305         265         237
-------------------------------------------------------------------------------------------------------------
EQ/Alliance Quality Bond
-------------------------------------------------------------------------------------------------------------
  Unit value                                       $  99.28    $ 109.43     $ 117.07    $ 124.85    $ 128.04
-------------------------------------------------------------------------------------------------------------
  Number of units outstanding (000's)                     4          26          113         132         129
-------------------------------------------------------------------------------------------------------------
EQ/Alliance Small Cap Growth
-------------------------------------------------------------------------------------------------------------
  Unit value                                       $ 130.79    $ 147.23     $ 126.52    $  87.42    $ 122.04
-------------------------------------------------------------------------------------------------------------
  Number of units outstanding (000's)                     1          63          129         150         155
-------------------------------------------------------------------------------------------------------------
EQ/Bernstein Diversified Value
-------------------------------------------------------------------------------------------------------------
  Unit value                                             --          --     $ 101.04    $  86.43    $ 110.22
-------------------------------------------------------------------------------------------------------------
  Number of units outstanding (000's)                    --          --           45          98         130
-------------------------------------------------------------------------------------------------------------
EQ/Calvert Socially Responsible
-------------------------------------------------------------------------------------------------------------
  Unit value                                             --          --           --    $  81.77    $ 103.63
-------------------------------------------------------------------------------------------------------------
  Number of units outstanding (000's)                    --          --           --           1           2
-------------------------------------------------------------------------------------------------------------
EQ/Capital Guardian International
-------------------------------------------------------------------------------------------------------------
  Unit value                                             --          --           --    $  84.22    $ 110.63
-------------------------------------------------------------------------------------------------------------
  Number of units outstanding (000's)                    --          --           --           5          18
-------------------------------------------------------------------------------------------------------------
EQ/Capital Guardian Research
-------------------------------------------------------------------------------------------------------------
  Unit value                                       $ 106.94    $ 112.19     $ 108.87    $  81.24    $ 105.81
-------------------------------------------------------------------------------------------------------------
  Number of units outstanding (000's)                    --           4            9          59          61
-------------------------------------------------------------------------------------------------------------
EQ/Capital Guardian U.S. Equity
-------------------------------------------------------------------------------------------------------------
  Unit value                                       $ 101.79    $ 104.44     $ 101.37    $  76.64    $ 103.54
-------------------------------------------------------------------------------------------------------------
  Number of units outstanding (000's)                    --           3            9          31          47
-------------------------------------------------------------------------------------------------------------
EQ/Emerging Markets Equity
-------------------------------------------------------------------------------------------------------------
  Unit value                                       $ 147.71    $  87.72     $  82.40    $  76.80    $ 118.61
-------------------------------------------------------------------------------------------------------------
  Number of units outstanding (000's)                     1          28           35          39          45
-------------------------------------------------------------------------------------------------------------
EQ/Equity 500 Index
-------------------------------------------------------------------------------------------------------------
  Unit value                                       $ 106.17    $  94.85     $  82.52    $  63.43    $  80.31
-------------------------------------------------------------------------------------------------------------
  Number of units outstanding (000's)                     9          78          139         183         191
-------------------------------------------------------------------------------------------------------------
EQ/Evergreen Omega
-------------------------------------------------------------------------------------------------------------
  Unit value                                       $ 106.73    $  93.34     $  76.72    $  57.74    $  79.04
-------------------------------------------------------------------------------------------------------------
  Number of units outstanding (000's)                    --           1            3           6          14
-------------------------------------------------------------------------------------------------------------
EQ/FI Mid Cap
-------------------------------------------------------------------------------------------------------------
  Unit value                                             --    $ 100.11     $  85.86    $  69.34    $  98.63
-------------------------------------------------------------------------------------------------------------
  Number of units outstanding (000's)                    --           7           77         119         151
-------------------------------------------------------------------------------------------------------------

Unit values and number of units outstanding at year end for each variable investment option, except for those options being offered for the first time after December 31, 2003 are for contracts offered under Separate Account A with the same asset based charge of 0.95% (continued)


                                                                  For the years ending December 31,
                                                 ------------------------------------------------------------
                                                    1999         2000         2001        2002         2003
-------------------------------------------------------------------------------------------------------------
EQ/FI Small/Mid Cap Value
-------------------------------------------------------------------------------------------------------------
  Unit value                                     $ 106.09     $ 110.49     $ 113.81    $  96.15     $ 126.92
-------------------------------------------------------------------------------------------------------------
  Number of units outstanding (000's)                   1           13          105         163          168
-------------------------------------------------------------------------------------------------------------
EQ/J.P. Morgan Core Bond
-------------------------------------------------------------------------------------------------------------
  Unit value                                           --           --           --    $ 107.49     $ 110.05
-------------------------------------------------------------------------------------------------------------
  Number of units outstanding (000's)                  --           --           --          35           76
-------------------------------------------------------------------------------------------------------------
EQ/Janus Large Cap Growth
-------------------------------------------------------------------------------------------------------------
  Unit value                                           --     $  84.05     $  64.14    $  44.27     $  55.19
-------------------------------------------------------------------------------------------------------------
  Number of units outstanding (000's)                  --           12           82         108          100
-------------------------------------------------------------------------------------------------------------
EQ/Lazard Small Cap Value
-------------------------------------------------------------------------------------------------------------
  Unit value                                           --           --           --    $  89.87     $ 122.28
-------------------------------------------------------------------------------------------------------------
  Number of units outstanding (000's)                  --           --           --          24           54
-------------------------------------------------------------------------------------------------------------
EQ/Marsico Focus
-------------------------------------------------------------------------------------------------------------
  Unit value                                           --           --     $ 106.00    $  92.86     $ 120.61
-------------------------------------------------------------------------------------------------------------
  Number of units outstanding (000's)                  --           --            1          33           96
-------------------------------------------------------------------------------------------------------------
EQ/Mercury Basic Value Equity
-------------------------------------------------------------------------------------------------------------
  Unit value                                     $  97.22     $ 107.68     $ 112.55    $  92.90     $ 120.73
-------------------------------------------------------------------------------------------------------------
  Number of units outstanding (000's)                   5           31           88         131          142
-------------------------------------------------------------------------------------------------------------
EQ/Mercury International Value
-------------------------------------------------------------------------------------------------------------
  Unit value                                           --           --           --    $  76.53     $  97.06
-------------------------------------------------------------------------------------------------------------
  Number of units outstanding (000's)                  --           --           --          97          102
-------------------------------------------------------------------------------------------------------------
EQ/MFS Emerging Growth Companies
-------------------------------------------------------------------------------------------------------------
  Unit value                                     $ 157.69     $ 126.78     $  82.81    $  53.87     $  69.00
-------------------------------------------------------------------------------------------------------------
  Number of units outstanding (000's)                  17          181          204         169          150
-------------------------------------------------------------------------------------------------------------
EQ/MFS Investors Trust
-------------------------------------------------------------------------------------------------------------
  Unit value                                     $ 104.63     $ 102.92     $  85.65    $  67.01     $  81.00
-------------------------------------------------------------------------------------------------------------
  Number of units outstanding (000's)                   1           12           17          19           22
-------------------------------------------------------------------------------------------------------------
EQ/Money Market
-------------------------------------------------------------------------------------------------------------
  Unit value                                     $ 101.49     $ 106.56     $ 109.30    $ 109.60     $ 109.18
-------------------------------------------------------------------------------------------------------------
  Number of units outstanding (000's)                  43          139          270         279          232
-------------------------------------------------------------------------------------------------------------
EQ/Putnam Growth & Income Value
-------------------------------------------------------------------------------------------------------------
  Unit value                                     $  92.44     $  97.78     $  90.25    $  72.36     $  90.88
-------------------------------------------------------------------------------------------------------------
  Number of units outstanding (000's)                  --            6           13          16           17
-------------------------------------------------------------------------------------------------------------
EQ/Putnam Voyager
-------------------------------------------------------------------------------------------------------------
  Unit value                                           --           --           --    $  54.57     $  67.01
-------------------------------------------------------------------------------------------------------------
  Number of units outstanding (000's)                  --           --           --           4            7
-------------------------------------------------------------------------------------------------------------
EQ/Small Company Index
-------------------------------------------------------------------------------------------------------------
  Unit value                                           --           --           --    $  81.88     $ 118.30
-------------------------------------------------------------------------------------------------------------
  Number of units outstanding (000's)                  --           --           --           9           22
-------------------------------------------------------------------------------------------------------------
EQ/Technology
-------------------------------------------------------------------------------------------------------------
  Unit value                                           --     $  66.29     $  49.61    $  29.10     $  41.37
-------------------------------------------------------------------------------------------------------------
  Number of units outstanding (000's)                  --           92          168         166          168
-------------------------------------------------------------------------------------------------------------
Laudus Rosenberg VIT Value Long/Short Equity
-------------------------------------------------------------------------------------------------------------
  Unit value                                           --           --           --          --     $  99.56
-------------------------------------------------------------------------------------------------------------
  Number of units outstanding (000's)                  --           --           --          --            1
-------------------------------------------------------------------------------------------------------------
U.S. Real Estate
-------------------------------------------------------------------------------------------------------------
  Unit value                                           --           --           --          --     $ 106.92
-------------------------------------------------------------------------------------------------------------
  Number of units outstanding (000's)                  --           --           --          --            1
-------------------------------------------------------------------------------------------------------------

Appendix

--------------------------------------------------------------------------------

Dates of previous Prospectuses and Supplements:

--------------------------------------------------------------------------------------------------------------------------------
 Product Name               Prospectus Dates                 Supplement Dates
--------------------------------------------------------------------------------------------------------------------------------
o EQUI-VEST(R) Express(SM) 5/1/00; 5/1/01; 5/1/02; 5/1/03   6/23/00; 9/1/00; 1/5/01; 2/9/01; 8/3/01; 9/1/01; 1/14/02; 7/15/02;
                                                            8/20/02; 1/6/03; 3/6/03; 5/15/03; 8/15/03; 10/20/03; 10/28/03;
                                                            11/24/03

o EQUI-VEST(R)             5/1/00; 5/1/01; 5/1/02; 5/1/03   6/23/00; 9/1/00; 1/5/01; 2/9/01; 8/3/01; 9/1/01; 1/14/02; 7/15/02;
                                                            8/20/02; 1/6/03; 3/6/03; 5/15/03; 8/15/03; 10/20/03; 10/28/03;
                                                            11/24/03
--------------------------------------------------------------------------------------------------------------------------------

                                                                   Appendix 1-1

Statement of additional information

--------------------------------------------------------------------------------

TABLE OF CONTENTS

                                                                            Page


Unit values                                                                 2
Calculation of annuity payments                                             2
Equitable Life's pending name change                                        2
Custodian and independent auditors                                          2
Distribution of the contracts                                               3
Financial statements                                                        3



How to Obtain an EQUI-VEST(R) Statement of Additional Information for Separate Account A


Call 1 (800) 628-6673 or send this request form to:
 EQUI-VEST(R)
 Processing Office
 The Equitable Life
 P.O. Box 2996
 New York, NY 10116-2996


- - - - - - - - - - - - - - - - - - - - - - - - - - - - - - - - - - - - - - - -

Please send me an EQUI-VEST(R) Statement of Additional Information dated May 1, 2004.


Check one:
  EQUI-VEST(R) Express(SM)                                        |__|

  EQUI-VEST(R) combination variable and fixed deferred annuity    |__|


--------------------------------------------------------------------------------
Name:


--------------------------------------------------------------------------------
Address:


--------------------------------------------------------------------------------
City            State    Zip




888-1297 (5/04)

The Equitable Life Assurance Society of the United States


SUPPLEMENT DATED MAY 1, 2004, TO THE EQUI-VEST(R) ("SERIES 800") AND EQUI-VEST(R) EXPRESS(SM) PROSPECTUSES
--------------------------------------------------------------------------------



This Supplement, which is for use in the state of Washington ONLY, modifies certain information in the above-referenced Prospectuses. Unless otherwise indicated, all other information in the Prospectuses remains unchanged. The modifications are as follows:

(1)  APPLICABLE TO SERIES 800 AND EQUI-VEST(R) EXPRESS(SM) CONTRACTS:


     o All references to the "Fixed Maturity Options ("FMOs")" are deleted in their entirety. The contracts described in the above-referenced Prospectuses and Supplement do not offer FMOs.

(2) APPLICABLE TO SERIES 800 CONTRACTS ONLY:


     o All references to the "ratcheted death benefit" are deleted in their entirety. The contract described in the Series 800 Prospectus does not offer the ratcheted death benefit feature.



     o In "Accessing your money" under "Selecting an annuity payout option," in the third paragraph, "New York" is deleted and replaced with "Washington" and paragraph (ii) is deleted in its entirety and replaced with the following paragraph:

          (ii) if the annuitant was age 81 through 85 when the contract was issued, the contract anniversary that follows the annuitant's 95th birthday.

     o In "Charges and expenses" under "Annual administrative charge," the second paragraph is deleted in its entirety and replaced with the following:

          The charge is deducted pro rata from the variable investment options. If your account value is allocated 100% to the guaranteed interest option, the charge will be waived.

     o In "Charges and expenses" under "Withdrawal charge," the second sentence of the third paragraph is deleted and replaced with the following:

          In the case of surrenders, we will pay you the greater of (i) the cash value, or (ii) the free withdrawal amount plus 94% (95% in the fifth contract year if the annuitant was age 60 or over when the contract was issued) of the remaining account value.



     o In "Charges and expenses" under "Disability, terminal illness, or confinement to nursing home," the last paragraph and its first bullet are deleted in their entirety and replaced with the following heading and first bullet:

          For NQ, traditional IRA and Roth IRA contracts, the withdrawal charge also does not apply in the following circumstances:

          o    after five contract years and the annuitant is at least age
               59-1/2; or

 Copyright 2004. The Equitable Life Assurance Society of the United States 1290
                 Avenue of the Americas New York, New York 10104
                                 (212) 554-1234
    All rights reserved. EQUI-VEST(R) is a service mark of The Equitable Life
                     Assurance Society of the United States.

                     FOR USE IN THE STATE OF WASHINGTON ONLY

Form Number 888-1326                                       Catalog Number 129481
                                                                          X00662

The Equitable Life Assurance Society of the United States

SUPPLEMENT DATED MAY 1, 2004 TO THE MAY 1, 2004 EQUI-VEST(R) EMPLOYER-SPONSORED RETIREMENT PROGRAMS PROSPECTUS (FOR SERIES 400) AND THE EQUI- VEST(R) SERIES 800 PROSPECTUS AND STATEMENTS OF ADDITIONAL INFORMATION ("SAIS") FOR:


EQUI-VEST(R) SERIES 400 SIMPLE IRA CONTRACTS AND ALL SERIES 800 CONTRACTS OFFERED IN THE STATE OF CONNECTICUT ONLY (THE "MODIFIED CONTRACTS")
--------------------------------------------------------------------------------


This Supplement modifies certain information contained in the above-referenced Prospectuses and SAIs, as supplemented to date (together, the "Prospectuses"), as it relates to the Modified Contracts offered by The Equitable Life Assurance Society of the United States ("Equitable Life"). Effective March 3, 2004, the Modified Contracts, as described below, are offered on the basis described in the Prospectuses, except for the following changes regarding the withdrawal charge:


Withdrawal charge.
FOR SIMPLE IRA CONTRACTS AND ALL EQUI-VEST(R) SERIES 800 CONTRACTS ISSUED IN THE STATE OF CONNECTICUT ONLY:

A. Under "Fees and charges" in "EQUI-VEST(R) employer sponsored retirement programs at a glance -- key features," the following information is added after the first paragraph of the fifth bullet; and for all EQUI-VEST(R) Series 800 contracts, under "Fees and charges" in "EQUI-VEST(R) at a glance -- key features," the information replaces the fifth bullet:

     "During the first six contract years following a contribution, a charge of up to 6% will be deducted from amounts that you withdraw that exceed 15% (10% for SIMPLE IRA Series 400 contracts) of your account value. There is no withdrawal charge in the seventh and later contract years following a contribution. Certain other exemptions apply."

B. In the "Fee Table" under "Portfolio operating expenses expressed as an annual percentage of daily net assets," footnote (1) is deleted in its entirety and replaced by the following:

     "(1) The withdrawal charge is equal to a percentage of each contribution. The percentage that applies depends on how long each contribution has been invested in the contract. We determine the withdrawal charge separately for each contribution in accordance with the following table:

------------------------------------------------
    Contract Year     Percentage of Contribution
------------------------------------------------
         1                      6%
------------------------------------------------
         2                      6%
------------------------------------------------
         3                      6%
------------------------------------------------
         4                      6%
------------------------------------------------
         5                      6%
------------------------------------------------
         6                      5%
------------------------------------------------
    7 and later                 0%
------------------------------------------------

  For purposes of the table, for each contribution, the contract year in which we receive that contribution is "contract year 1." The charge is deducted upon withdrawal amounts in excess of the 15% (10% for SIMPLE IRA Series 400 contracts) free withdrawal amount. Important exceptions and limitations may eliminate or reduce this charge."


888-1354 (2/04)                                         Cat. No. 133431 (2/04)

                                                                          x00768

C. Under "Charges under the contracts -- Withdrawal charge for series 300 and 400 contracts" in "Charges and expenses" of the EQUI-VEST(R) Employer-Sponsored Retirement Programs Prospectus (for SIMPLE IRA Series 400 Contracts), the first paragraph is deleted in its entirety and replaced by the following; and under "Charges under the contracts -- Withdrawal charge" in "Charges and expenses" of the EQUI-VEST(R) Series 800 Prospectus, the third paragraph is deleted in its entirety and replaced by the following:

     "The withdrawal charge is equal to a percentage of each contribution. The percentage that applies depends on how long each contribution has been invested in the contract. We determine the withdrawal charge separately for each contribution in accordance with the following table:




                        Contract year
    ----------------------------------------------------
                                                  7 and
                     1    2    3    4    5    6   later
    ----------------------------------------------------
    Percentage of
    contribution    6%   6%   6%   6%   6%   5%     0%
    ----------------------------------------------------

For purposes of the table, for each contribution, the contract year in which we receive that contribution is "contract year 1." In the case of terminations or surrenders, as applicable, we will pay you the greater of
(i) the account value after any withdrawal charge has been imposed or (ii) the free withdrawal amount plus 94% of the remaining account value."





    Copyright 2004. The Equitable Life Assurance Society of the United States
              1290 Avenue of the Americas, New York, New York 10104

                                 (212) 554-1234
    EQUI-VEST(R) is a registered servicemark of The Equitable Life Assurance
                          Society of the United States.

                                     PART C

                               OTHER INFORMATION
                               -----------------


Item 24.  Financial Statements and Exhibits
          ---------------------------------

         (a)  Financial Statements included in Part B.

              1. Separate Account A:
                 -------------------
                 -Report of Independent Auditors; PricewaterhouseCoopers LLP -Statements of Assets and Liabilities for the Year Ended
                  December 31, 2003;
                 -Statements of Operations for the Year Ended December 31, 2003; -Statements of Changes in Net Assets for the Years Ended
                  December 31, 2003 and 2002;
                 -Notes to Financial Statements.

              2. The Equitable Life Assurance Society of the United States:
                 ----------------------------------------------------------
                 -Report of Independent Auditors; PricewaterhouseCoopers LLP -Consolidated Balance Sheets as of December 31, 2003 and 2002; -Consolidated Statements of Earnings for Years Ended
                  December 31, 2003, 2002 and 2001;
                 -Consolidated Statements of Equity for Years Ended December 31,
                  2003, 2002 and 2001;
                 -Consolidated Statements of Cash Flows for Years Ended
                  December 31, 2003, 2002 and 2001; and
                 -Notes to Consolidated Financial Statements

        (b)  Exhibits.

The following exhibits are filed herewith:

          1. (a) Resolutions of the Board of Directors of The Equitable Life Assurance Society of the United States ("Equitable") authorizing the establishment of the Registrant, incorporated herein by reference to Exhibit No. 1(a) to Registration Statement File No. 2-30070, originally filed on October 27, 1987, refiled electronically on July 10, 1998.

               (b) Resolutions of the Board of Directors of Equitable dated October 16, 1986 authorizing the reorganization of Separate Accounts A, C, D, E, J and K into one continuing separate account, incorporated herein by reference to Exhibit No. 1(b) to Registration Statement File No. 2-30070 on Form N-4, originally filed on April 24, 1995, refiled electronically on July 10, 1998.

          2.   Not applicable.

          3. (a) Sales Agreement, dated as of July 22, 1992, among Equitable, Separate Account A and Equitable Variable Life Insurance Company, as principal underwriter for the Hudson River Trust, incorporated herein by reference to Exhibit 3(b) to Registration Statement No. 2-30070, originally filed on April 26, 1993, refiled electronically on July 10, 1998.

               (b) Distribution and Servicing Agreement among Equico Securities, Inc. (now AXA Advisors, LLC) Equitable and Equitable Variable Life Insurance Company, dated as of May 1, 1994, incorporated herein by reference to Exhibit 3(c) to Registration Statement No. 2-30070 originally filed February 14, 1995, refiled electronically on July 10, 1998.

               (c) Distribution Agreement for services by The Equitable Life Assurance Society of the United States to AXA Network, LLC and its subsidiaries dated January 1, 2000 previously filed with this Registration Statement File No. 333-81501 on April 25, 2001.

               (d) Distribution Agreement for services by AXA Network LLC and its subsidiaries to The Equitable Life Assurance Society of the United States dated January 1, 2000 previously filed with this Registration Statement File No. 333-81501 on April 25, 2001.

               (e) General Agent Sales Agreement dated January 1, 2000 between The Equitable Life Assurance Society of the United States
` and AXA Network, LLC and its subsidiaries, incorporated herein by reference to Exhibit 3(h) to the Registration Statement on Form N-4, File No. 2-30070, filed April 19, 2004.

               (f) First Amendment to General Agent Sales Agreement dated January 1, 2000 between The Equitable Life Assurance Society of the United States and AXA Network, LLC and its subsidiaries, incorporated herein by reference to Exhibit 3(i) to the Registration Statement on Form N-4, File No. 2-30070, filed April 19, 2004.

               (g) Second Amendment to General Agent Sales Agreement dated January 1, 2000 between The Equitable Life Assurance Society of the United States and AXA Network, LLC and its subsidiaries, incorporated herein by reference to Exhibit 3(j) to the Registration Statement on Form N-4, File
                    No. 2-30070, filed April 19, 2004.

          4. (a) Form of Group Annuity Contract No. 1050-94IC, incorporated herein by reference to Exhibit No. 4(f) to Registration Statement No. 2-30070 originally filed on April 24, 1995, refiled electronically on July 10, 1998.

               (b) Forms of Group Annuity Certificate Nos. 94ICA and 94ICB, incorporated herein by reference to Exhibit No. 4(g) to Registration Statement No. 2-30070 originally filed on April 24, 1995, refiled electronically on July 10, 1998.

               (c) Forms of Endorsement nos. 94ENIRAI, 94 ENNQI and 94ENMVAI to contract no. 1050-94IC, incorporated herein by reference to Exhibit No. 4(h) to Registration Statement No. 2-30070 originally filed on April 24, 1995, refiled electronically on July 10, 1998.

               (d) Form of Supplementary Contract No. SC96MDSB, incorporated herein by reference to Exhibit No. 4(j) to Registration Statement No. 2-30070 filed on April 26, 1996.

               (e) Form of Endorsement for Standard Roth IRA Certificates, incorporated herein by reference to Exhibit 4(n) to Registration Statement on Form N-4. File No. 2-30070 filed June 9, 1998.

               (f) Form of Endorsement (No. 98ENIRAI) Applicable to IRA Certificates, incorporated herein by reference to Exhibit No. 4(q) to Registration Statement File No. 2-30070, filed May 4, 1999.

               (g) Form of Guaranteed Death Benefit Rider, Form No. 99GDB, previously filed with this Registration Statement File No. 333-81501 on June 23, 1999.

               (h) Form of EQUI-VEST Data Pages, Form No. 94ICA/B(8/99), previously filed with this Registration Statement File No. 333-81501 on June 23, 1999.

               (i) Form of Beneficiary Continuation Option (Form No. 2000 ENIRA-BCO) to be used with certain certificates, previously filed with this Registration Statement File No. 333-81501 on April 26, 2000.

               (j) Form of Endorsement (No. 2001ENJONQ) applicable to Non-Qualified Certificates previously filed with this Registration Statement File No. 333-81501 on April 25, 2001.

               (k) Form of data pages for IRA Takeover Beneficiary Continuation Option, Form No. 2002 IRATOBCO-EV, incorporated herein by reference to Exhibit No. 4.(j) to Registration Statement File No. 333-81393 on Form N-4 Filed on April 17, 2003.

               (l) Form of Endorsement for Traditional IRA Takeover Beneficiary Continuation Option, Form No. 2002 IRATOBCO, incorporated herein by reference to Exhibit No. 4.(k) to Registration Statement File No. 333-81393 on Form N-4 Filed on
                    April 17, 2003.

               (m) Form of Endorsement for ROTH IRA Takeover Beneficiary Continuation Option, Form No. 2002 ROTHTOBCO, incorporated by reference to Exhibit No. 4(l) to Registration Statement File No. 333-81393 on Form N-4 Filed on April 17, 2003.

               (n) Form of Endorsement Applicable to Non-Qualified (in-force) Contract/Certificates with Beneficiary Continuation Option, Form No. 2002NQBCO, incorporated herein by reference to Exhibit No. 4.(m) to Registration Statement File No. 333-81393 on Form N-4 Filed on April 17, 2003.

               (o)  Form of Endorsement for All Series Contracts,
                    No. 2003GIARATE, incorporated herein by reference to Exhibit No. 4(e)(e) to Registration Statement File No. 2-30070 on Form N-4, on April 19, 2004.

          5. (a) Form of EQUI-VEST(R) Tax-Deferred Variable Individual Annuity Application Form No. 180-1009, previously filed with this Registration Statement File No. 333-81501 on
                    June 23, 1999.

               (b) Form of Application for EQUI-VEST Takeover Beneficiary Continuation Option, Form No. 180-3000BCO, incorporated herein by reference to Exhibit No. 5(b) to Registration Statement File No. 333-81393 on Form N-4 Filed on April 17, 2003.

          6. (a) Copy of the Restated Charter of Equitable, as amended January 1, 1997, incorporated herein by reference to Exhibit No. 6(a) to the Registration Statement on Form N-4 (File No. 2-30070), filed April 28, 1997.

               (b) By-Laws of Equitable, as amended November 21, 1996, incorporated herein by reference to Exhibit No. 6(b) to the Registration Statement on Form N-4 (File No. 2-30070) filed April 28, 1997.

          7. Form of Reinsurance Agreement between Reinsurance Company and The Equitable Life Assurance Society of the United States previously filed with this Registration Statement File No. 333-81501 on April 25, 2001.

          8. (a) Form of Participation Agreement among EQ Advisors Trust, Equitable, Equitable Distributors, Inc. and EQ Financial Consultants, Inc. (now AXA Advisors, LLC), incorporated by reference to the EQ Advisors Trust Registration Statement on Form N-1A (File Nos. 33-17217 and 811-07953) filed on August 28, 1997.

               (b) Form of Participation Agreement among AXA Premier VIP Trust, Equitable Distributors, Inc., AXA Distributors, LLC, and AXA Advisors, LLC, previously filed with this Registration Statement File No. 333-81501 on December 5, 2001.

               (c) Form of Participation Agreement among The Equitable Life Assurance Society of the United States, The Universal Institutional Funds, Inc. and Morgan Stanley Investment Management Inc., incorporated herein by reference to Exhibit No. 1-A(9)(d) to Registration Statement on Form S-6, File No. 333-17641, filed on October 8, 2002.

               (d) Form of Participation Agreement among BARR Rosenberg Variable Insurance Trust, BARR ROSENBERG FUNDS DISTRIBUTOR, INC., AXA ROSENBERG INVESTMENT MANAGEMENT LLC, and the Equitable Life Assurance Company of the United States, previously filed with this Registration Statement, File No. 333-81501 on Form N-4, on August 5, 2003.

         9.    (a)  Opinion and Consent of Counsel, previously filed with this
                    Registration Statement, File No. 333-81501 on September 3, 1999.

               (b) Opinion and Consent of Dodie Kent, Esq., Vice-President and Counsel of Equitable, as to the legality of the securities being registered.

         10.   (a) Powers of Attorney incorporated by reference to Exhibit
                   No. 10(a) to the Registration Statement File No. 2-30070 on Form N-4, filed on April 19, 2004.

               (b) Consent of PricewaterhouseCoopers LLP.

         11.   Not applicable.

         12.   Not applicable.

Item 25. Directors and Officers of Equitable.


         Set forth below is information regarding the directors and principal officers of Equitable. Equitable's address is 1290 Avenue of Americas, New York, New York 10104. The business address of the persons whose names are preceded by an asterisk is that of Equitable.

                                            POSITIONS AND
NAME AND PRINCIPAL                          OFFICES WITH
BUSINESS ADDRESS                            EQUITABLE
----------------                            ---------

DIRECTORS

Bruce W. Calvert                            Director
Alliance Capital Management Corporation
1345 Avenue of the Americas
New York, NY 10105

Claus-Michael Dill                          Director
AXA Konzern AG
Gereonsdriesch 9-11
50670 Cologne, Germany

Henri de Castries                           Director
AXA
25, Avenue Matignon
75008 Paris, France

Joseph L. Dionne                            Director
198 North Wilton Rd.
New Canaan, CT 06840

Denis Duverne                               Director
AXA
25, Avenue Matignon
75008 Paris, France

Jean-Rene Fourtou                           Director
Vivendi Universal
42, avenue de Friedland
75380 Paris
France

John C. Graves                              Director
Graves Ventures, LLC
130 Fifth Avenue
New York, NY 10011

                                            POSITIONS AND
NAME AND PRINCIPAL                          OFFICES WITH
BUSINESS ADDRESS                            EQUITABLE
----------------                            ---------

Donald J. Greene                            Director
c/o LeBouef, Lamb, Greene & MacRae
125 West 55th Street
New York, NY 10019-4513

Mary R. (Nina) Henderson                    Director
425 East 86th Street
Apt 12-C
New York, NY 10028

W. Edwin Jarmain                            Director
Jarmain Group Inc.
77 King Street West
Toronto, M5K 1K2
Canada

James F. Higgins                            Director
Morgan Stanley
Harborside Financial Center
Plaza Two, Second Floor
Jersey City, NJ  07311

Christina Johnson                           Director
230 Byram Shore Road
Greenwich, CT 06830

Scott D. Miller                             Director
Hyatt Hotels Corporation
200 West Madison Street
Chicago, IL  60606

                                            POSITIONS AND
NAME AND PRINCIPAL                          OFFICES WITH
BUSINESS ADDRESS                            EQUITABLE
----------------                            ---------

Joseph H. Moglia                            Director
Ameritrade Holding Corporation
4211 South 102nd Street
Omaha, NE 68127

Peter J. Tobin                              Director
St. John's University
101 Murray Street
New York, NY 10007


OFFICER-DIRECTORS
-----------------

*Christopher M. Condron                     Chairman of the Board, President,
                                            Chief Executive Officer
                                            and Director

*Stanley B. Tulin                           Vice Chairman of the Board,
                                            Chief Financial Officer and Director

OTHER OFFICERS
--------------

*Leon Billis                                Executive Vice President
                                            and AXA Group Deputy
                                            Chief Information Officer

*Harvey Blitz                               Senior Vice President

*Kevin R. Byrne                             Senior Vice President and Treasurer

*Stuart L. Faust                            Senior Vice President and
                                            Deputy General Counsel

*Alvin H. Fenichel                          Senior Vice President and
                                            Controller

*Jennifer Blevins                           Executive Vice President

*Mary Beth Farrell                          Executive Vice President

*Deanna M. Mulligan                         Executive Vice President

*Jerald E. Hampton                          Executive Vice President

                                            POSITIONS AND
NAME AND PRINCIPAL                          OFFICES WITH
BUSINESS ADDRESS                            EQUITABLE
----------------                            ---------

*Paul J. Flora                              Senior Vice President and Auditor

*James D. Goodwin                           Senior Vice President

*Edward J. Hayes                            Senior Vice President

*Donald R. Kaplan                           Senior Vice President, Chief
                                            Compliance Officer and Associate
                                            General Counsel

*William I. Levine                          Executive Vice President and
                                            Chief Information Officer

*Peter D. Noris                             Executive Vice President and Chief
                                            Investment Officer

*Anthony C. Pasquale                        Senior Vice President

*Pauline Sherman                            Senior Vice President, Secretary and
                                            Associate General Counsel

*Richard V. Silver                          Executive Vice President and
                                            General Counsel

*Naomi J. Weinstein                         Vice President

*Charles A. Marino                          Senior Vice President and Actuary

Item 26. Persons Controlled by or Under Common Control with the Insurance Company or Registrant.

         Separate Account No. A of The Equitable Life Assurance Society of the United States (the "Separate Account") is a separate account of Equitable. Equitable, a New York stock life insurance company, is a wholly owned subsidiary of AXA Financial, Inc. (the "Holding Company"), formerly The Equitable Companies Incorporated, a publicly traded company.

         AXA owns 100% of the Holding Company's outstanding common stock. AXA is able to exercise significant influence over the operations and capital structure of the Holding Company and its subsidiaries, including Equitable. AXA, a French company, is the holding company for an international group of insurance and related financial services companies.

                          Consolidated companies as at
                               December 31, 2002




                                   AXA GROUP
                 CONSOLIDATED COMPANIES AS AT DECEMBER 31, 2002


------------------------------------------------------------------------------------------------------------------------------------
ACTIVITY              COUNTRY          CONSOLIDATED COMPANY                    SHAREHOLDERS                              OWNERSHIP
------------------------------------------------------------------------------------------------------------------------------------
FINANCIAL SERVICES    BELGIUM          IPPA VASTGOED                           AXA HOLDINGS BELGIUM                           100.00
  & REAL ESTATE
FINANCIAL SERVICES    BELGIUM          AXA INVESTMENT MANAGERS BENELUX         AXA ASSET MANAGEMENT LIMITED                     0.01
  & REAL ESTATE
FINANCIAL SERVICES    BELGIUM          AXA INVESTMENT MANAGERS BENELUX         AXA INVESTMENT MANAGERS SA                      99.99
  & REAL ESTATE
FINANCIAL SERVICES    BELGIUM          ROYALE BELGE INVESTISSEMENT             AXA HOLDINGS BELGIUM                             0.00
  & REAL ESTATE
FINANCIAL SERVICES    BELGIUM          AXA BANK BELGIUM                        AXA HOLDINGS BELGIUM                           100.00
  & REAL ESTATE
FINANCIAL SERVICES    BELGIUM          AXA REAL ESTATE INVESMENT MANAGERS      AXA BANK BELGIUM                                 0.10
  & REAL ESTATE                          BENELUX
FINANCIAL SERVICES    BELGIUM          AXA REAL ESTATE INVESMENT MANAGERS      AXA REAL ESTATE INVESMENT                       99.90
  & REAL ESTATE                          BENELUX                                 MANAGERS SA
FINANCIAL SERVICES    FRANCE           AXA INVESTMENT MANAGEMENT PRIVATE       AXA INVESTMENT MANAGERS SA                      99.93
  & REAL ESTATE                          EQUITY SA
FINANCIAL SERVICES    FRANCE           AXA INVESTMENT MANAGEMENT PRIVATE       AXA INVESTMENT MANAGERS PARIS                    0.01
  & REAL ESTATE                          EQUITY SA
FINANCIAL SERVICES    FRANCE           AXA INVESTMENT PRIVATE EQUITY           AXA INVESTMENT MANAGEMENT PRIVATE              100.00
  & REAL ESTATE                          EUROPE SA                               EQUITY SA
FINANCIAL SERVICES    FRANCE           AXA REAL ESTATE MANAGEMENT              AXA REAL ESTATE INVESMENT                       99.96
  & REAL ESTATE                          INVESTMENT MANAGERS France              MANAGERS SA
FINANCIAL SERVICES    FRANCE           AXA REAL ESTATE MANAGEMENT INVEST       AXA INVESTMENT MANAGERS SA                       0.01
  & REAL ESTATE                          MANAGERS France
FINANCIAL SERVICES    FRANCE           AXA ASSET MANAGEMENT PRIVATE EQUITY     AXA INVESTMENT MANAGERS PARIS                    0.01
  & REAL ESTATE
FINANCIAL SERVICES    FRANCE           AXA ASSET MANAGEMENT PRIVATE EQUITY     AXA INVESTMENT PRIVATE EQUITY                   85.46
  & REAL ESTATE                                                                  EUROPE SA
FINANCIAL SERVICES    FRANCE           AXA ASSET MANAGEMENT PRIVATE EQUITY     AXA INVESTMENT MANAGERS SA                       0.01
  & REAL ESTATE
FINANCIAL SERVICES    FRANCE           COLISEE SURESNES                        JOUR FINANCE                                    20.63
  & REAL ESTATE
FINANCIAL SERVICES    FRANCE           COLISEE SURESNES                        COMPAGNIE FINANCIERE DE PARIS                   51.07
  & REAL ESTATE
FINANCIAL SERVICES    FRANCE           COLISEE SURESNES                        SOCIETE BEAUJON                                  0.92
  & REAL ESTATE
FINANCIAL SERVICES    FRANCE           COLISEE SURESNES                        AXA ASSURANCES IARD                             23.72
  & REAL ESTATE
FINANCIAL SERVICES    FRANCE           SOFAPI                                  COMPAGNIE FINANCIERE DE PARIS                  100.00
  & REAL ESTATE
FINANCIAL SERVICES    FRANCE           HOLDING SOFFIM                          COMPAGNIE FINANCIERE DE PARIS                  100.00
  & REAL ESTATE
FINANCIAL SERVICES    FRANCE           SOFINAD                                 COMPAGNIE FINANCIERE DE PARIS                  100.00
  & REAL ESTATE
FINANCIAL SERVICES    FRANCE           AXA CREDIT                              AXA BANQUE                                      65.00
  & REAL ESTATE
FINANCIAL SERVICES    FRANCE           AXA BANQUE                              AXA ASSURANCES VIE                              37.38
  & REAL ESTATE
FINANCIAL SERVICES    FRANCE           AXA BANQUE                              AXA FRANCE ASSURANCE                            62.62
  & REAL ESTATE
FINANCIAL SERVICES    FRANCE           COMPAGNIE FINANCIERE DE PARIS           AXA                                            100.00
  & REAL ESTATE
FINANCIAL SERVICES    FRANCE           BANQUE DE MARCHES ET D'ARBITRAGE        AXA ASSURANCES IARD                              8.20
  & REAL ESTATE
FINANCIAL SERVICES    FRANCE           BANQUE DE MARCHES ET D'ARBITRAGE        AXA                                             19.51
  & REAL ESTATE
FINANCIAL SERVICES    FRANCE           AXA ASSET MANAGEMENT CONSULTANT         AXA INVESTMENT MANAGERS SA                      99.94
  & REAL ESTATE
FINANCIAL SERVICES    FRANCE           AXA ASSET MANAGEMENT CONSULTANT         AXA GRANDE ARMEE                                 0.01
  & REAL ESTATE
FINANCIAL SERVICES    FRANCE           AXA ASSET MANAGEMENT CONSULTANT         AXA INVESTMENT MANAGERS PARIS                    0.02
  & REAL ESTATE
FINANCIAL SERVICES    FRANCE           AXA INVESTMENT MANAGERS SA              AXA                                             47.42
  & REAL ESTATE
FINANCIAL SERVICES    FRANCE           AXA INVESTMENT MANAGERS SA              AXA ROYALE BELGE                                 3.81
  & REAL ESTATE
FINANCIAL SERVICES    FRANCE           AXA INVESTMENT MANAGERS SA              AXA LEVEN NV                                     1.90
  & REAL ESTATE
FINANCIAL SERVICES    FRANCE           AXA INVESTMENT MANAGERS SA              AXA UK PLC                                      16.66
  & REAL ESTATE
FINANCIAL SERVICES    FRANCE           AXA INVESTMENT MANAGERS SA              AXA RE                                           0.73
  & REAL ESTATE
FINANCIAL SERVICES    FRANCE           AXA INVESTMENT MANAGERS SA              NATIONAL MUTUAL FUND MANAGEMENT VIE              3.68
  & REAL ESTATE
FINANCIAL SERVICES    FRANCE           AXA INVESTMENT MANAGERS SA              AXA KONZERN AG                                   6.68
  & REAL ESTATE
FINANCIAL SERVICES    FRANCE           AXA INVESTMENT MANAGERS SA              AXA ASSURANCES IARD                             14.50
  & REAL ESTATE
FINANCIAL SERVICES    FRANCE           AXA INVESTMENT MANAGERS SA              DIRECT ASSURANCES IARD                           0.18
  & REAL ESTATE
FINANCIAL SERVICES    FRANCE           CFP - CREDIT                            COMPAGNIE FINANCIERE DE PARIS                  100.00
  & REAL ESTATE
FINANCIAL SERVICES    FRANCE           AXA INVESTMENT MANAGERS PARIS           AXA INVESTMENT MANAGERS SA                     100.00
  & REAL ESTATE
FINANCIAL SERVICES    FRANCE           AXA GESTION FCP                         AXA INVESTMENT MANAGERS PARIS                  100.00
  & REAL ESTATE
FINANCIAL SERVICES    FRANCE           GIE AXA GESTION DES ACTIFS              AXA INVESTMENT MANAGERS SA                     100.00
  & REAL ESTATE
FINANCIAL SERVICES    FRANCE           AXA FUNDS MANAGEMENT LUXEMBOURG         AXA INVESTMENT MANAGERS SA                      98.84
  & REAL ESTATE
FINANCIAL SERVICES    FRANCE           AXA FUNDS MANAGEMENT LUXEMBOURG         AXA INVESTMENT MANAGERS PARIS                    1.16
  & REAL ESTATE
FINANCIAL SERVICES    FRANCE           FONDS IMMOBILIERS PARIS OFFICE          AXA COLLECTIVES                                 15.00
  & REAL ESTATE                          FUNDS


                                  Page 1 de 2

                          Consolidated companies as at
                               December 31, 2002


------------------------------------------------------------------------------------------------------------------------------------
ACTIVITY              COUNTRY          CONSOLIDATED COMPANY                    SHAREHOLDERS                              OWNERSHIP
------------------------------------------------------------------------------------------------------------------------------------
FINANCIAL SERVICES    FRANCE           FONDS IMMOBILIERS PARIS OFFICE          AXA ASSURANCES VIE                              20.00
  & REAL ESTATE                          FUNDS
FINANCIAL SERVICES    FRANCE           FONDS IMMOBILIERS PARIS OFFICE          AXA ASSURANCES IARD                             15.00
  & REAL ESTATE                          FUNDS
FINANCIAL SERVICES    FRANCE           AXA REAL ESTATE INVESMENT               AXA INVESTMENT MANAGERS SA                      99.99
  & REAL ESTATE                          MANAGERS SA
FINANCIAL SERVICES    FRANCE           AXA MULTIMANAGER SA                     AXA MULTIMANAGER LIMITED                        99.98
  & REAL ESTATE
FINANCIAL SERVICES    FRANCE           AXA GESTION INTERESSEMENT               AXA INVESTMENT MANAGERS PARIS                  100.00
  & REAL ESTATE
FINANCIAL SERVICES    GERMANY          AXA INVESTMENT MANAGERS                 AXA INVESTMENT MANAGERS SA                      85.00
  & REAL ESTATE                          DEUTSCHLAND GMBH
FINANCIAL SERVICES    GERMANY          AXA ASSET MANAGEMENT DEUTSCHLAND        AXA INVESTMENT MANAGERS SA                     100.00
  & REAL ESTATE                          GMBH
FINANCIAL SERVICES    GERMANY          AXA FUNDS TRUST GMBH                    AXA INVESTMENT MANAGERS SA                     100.00
  & REAL ESTATE
FINANCIAL SERVICES    GERMANY          AXA REAL ESTATE MANAGERS                AXA INVESTMENT IMOBILIEN                       100.00
  & REAL ESTATE                          DEUTSCHLAND
FINANCIAL SERVICES    GERMANY          AXA MERKENS FONDS GMBH                  AXA INVESTMENT IMOBILIEN                       100.00
  & REAL ESTATE
FINANCIAL SERVICES    GERMANY          AXA IMOBILIEN AG                        AXA REAL ESTATE INVESMENT                      100.00
  & REAL ESTATE                                                                  MANAGERS SA
FINANCIAL SERVICES    GERMANY          AXA PRIVATE EQUITY DEUTSCHLAND          AXA INVESTMENT PRIVATE EQUITY                  100.00
  & REAL ESTATE                          GMBH                                    EUROPE SA
FINANCIAL SERVICES    GERMANY          AXA VORSORGEBANK                        AXA KONZERN AG                                 100.00
  & REAL ESTATE
FINANCIAL SERVICES    GERMANY          AXA BAUSPARKASSE AG                     AXA LEBENSVERSICHERING AG                       33.02
  & REAL ESTATE
FINANCIAL SERVICES    GERMANY          AXA BAUSPARKASSE AG                     AXA KONZERN AG                                  66.67
  & REAL ESTATE
FINANCIAL SERVICES    GREAT BRITAIN    AXA INVESTMENTS MANAGERS LIMITED        AXA INVESTMENT MANAGERS SA                     100.00
  & REAL ESTATE
FINANCIAL SERVICES    GREAT BRITAIN    AXA MULTIMANAGER LIMITED                AXA INVESTMENT MANAGERS SA                     100.00
  & REAL ESTATE
FINANCIAL SERVICES    GREAT BRITAIN    AXA INVESTMENT MANAGERS UK              AXA ASSET MANAGEMENT LIMITED                    33.33
  & REAL ESTATE
FINANCIAL SERVICES    GREAT BRITAIN    AXA INVESTMENT MANAGERS UK              AXA INVESTMENT MANAGERS SA                      66.67
  & REAL ESTATE
FINANCIAL SERVICES    GREAT BRITAIN    AXA INVESTMENT MANAGERS AWF             AXA ASSET MANAGEMENT LIMITED                   100.00
  & REAL ESTATE                          SERVICES LIMITED
FINANCIAL SERVICES    GREAT BRITAIN    AXA INVESTMENT MANAGERS DEUTSCHLAND     AXA ASSET MANAGEMENT LIMITED                   100.00
  & REAL ESTATE                          LIMITED
FINANCIAL SERVICES    GREAT BRITAIN    AXA INVESTMENT MANAGERS GLOBAL          AXA INVESTMENT MANAGERS SA                     100.00
  & REAL ESTATE                          SERVICES
FINANCIAL SERVICES    GREAT BRITAIN    SUN LIFE GLOBAL MANAGEMENT LIMITED      AXA ASSET MANAGEMENT LIMITED                   100.00
  & REAL ESTATE
FINANCIAL SERVICES    GREAT BRITAIN    AXA ASSET MANAGEMENT LIMITED            AXA INVESTMENT MANAGERS SA                     100.00
  & REAL ESTATE
FINANCIAL SERVICES    GREAT BRITAIN    AXA FUNDS MANAGEMENT UK LIMITED         AXA INVESTMENT MANAGERS UK                     100.00
  & REAL ESTATE
FINANCIAL SERVICES    GREAT BRITAIN    AXA REAL ESTATE INVESMENT               AXA REAL ESTATE INVESMENT                      100.00
  & REAL ESTATE                          MANAGERS LIMITED                        MANAGERS SA
FINANCIAL SERVICES    HONG KONG        AXA ROSENBERG INVESTMENT MANAGERS       AXA ROSENBERG IM ASIA PACIFIC                  100.00
  & REAL ESTATE                          ASIA PACIFIC HONG KONG                  HOLD. LLC
FINANCIAL SERVICES    HONG KONG        AXA INVESTMENT MANAGERS HK SAR          AXA INVESTMENT MANAGERS SA                     100.00
  & REAL ESTATE
FINANCIAL SERVICES    HUNGARY          AXA BIZTOSITO PENSION FUND              AXA NORDSTERN HOLDING                          100.00
  & REAL ESTATE
FINANCIAL SERVICES    IRELAND          AXA INVESTMENT MANAGERS IRELAND         AXA INVESTMENT MANAGERS SA                     100.00
  & REAL ESTATE
FINANCIAL SERVICES    ITALY            AXA INVESTMENT MANAGERS ITALIA          AXA INVESTMENT MANAGERS SA                      99.77
  & REAL ESTATE
FINANCIAL SERVICES    ITALY            AXA INVESTMENT MANAGERS ITALIA          AXA ASSICURAZIONI                                0.23
  & REAL ESTATE
FINANCIAL SERVICES    ITALY            AXA REAL ESTATE INVESMENT               AXA REAL ESTATE INVESMENT                      100.00
  & REAL ESTATE                          MANAGERS ITALIA                         MANAGERS SA
FINANCIAL SERVICES    JAPAN            AXA INVESTMENT MANAGERS TOKYO           AXA INVESTMENT MANAGERS SA                     100.00
  & REAL ESTATE
FINANCIAL SERVICES    JAPAN            AXA ROSENBERG IM                        AXA INVESTMENT MANAGERS ROSENBERG               28.00
  & REAL ESTATE
FINANCIAL SERVICES    JAPAN            AXA ROSENBERG IM                        AXA INVESTMENT MANAGERS SA                      59.99
  & REAL ESTATE
FINANCIAL SERVICES    SINGAPORE        AXA ROSENBERG INVESTMENT MANAGERS       AXA ROSENBERG IM ASIA PACIFIC                  100.00
  & REAL ESTATE                          ASIA PACIFIC SINGAPORE                  HOLD. LLC
FINANCIAL SERVICES    SPAIN            AXA REAL ESTATE INVESMENT               AXA REAL ESTATE INVESMENT                      100.00
  & REAL ESTATE                          MANAGERS IBERICA                        MANAGERS SA
FINANCIAL SERVICES    THE NETHERLANDS  AXA INVESTMENT MANAGERS DEN HAAG        AXA INVESTMENT MANAGERS SA                     100.00
  & REAL ESTATE
FINANCIAL SERVICES    UNITED STATES    AXA INVESTMENT MANAGERS ROSE            AXA INVESTMENT MANAGERS SA                      90.00
  & REAL ESTATE
FINANCIAL SERVICES    UNITED STATES    AXA INVESTMENT MANAGERS ROSE            AXA INVESTMENT MANAGERS HOLDING INC.            10.00
  & REAL ESTATE
FINANCIAL SERVICES    UNITED STATES    AXA INVESTMENT MANAGERS NORTH           AXA INVESTMENT MANAGERS ROSE                   100.00
  & REAL ESTATE                          AMERICA
FINANCIAL SERVICES    UNITED STATES    AXA INVESTMENT MANAGER PRIVATE          AXA INVESTMENT MANAGEMENT PRIVATE              100.00
  & REAL ESTATE                          EQUITY US                               EQUITY SA
FINANCIAL SERVICES    UNITED STATES    ALLIANCE CAPITAL MANAGEMENT LLP         AXA FINANCIAL INC.                              25.09
  & REAL ESTATE
FINANCIAL SERVICES    UNITED STATES    ALLIANCE CAPITAL MANAGEMENT LLP         THE EQUITABLE LIFE ASSURANCE                    74.91
  & REAL ESTATE                                                                  SOCIETY
FINANCIAL SERVICES    UNITED STATES    AXA INVESTMENT MANAGERS                 AXA INVESTMENT MANAGERS SA                     100.00
  & REAL ESTATE                          HOLDING INC.
FINANCIAL SERVICES    UNITED STATES    AXA ROSENBERG LLC                       AXA INVESTMENT MANAGERS ROSE                    75.00
  & REAL ESTATE
FINANCIAL SERVICES    UNITED STATES    AXA INVESTMENT MANAGERS                 AXA ASSET MANAGEMENT LIMITED                   100.00
  & REAL ESTATE                          & ADVISOR LIMITED
FINANCIAL SERVICES    UNITED STATES    AXA ROSENBERG INVESTMENT MANAGERS       AXA ROSENBERG LLC                               80.40
  & REAL ESTATE                          ASIA PACIFIC HOLD. LLC
FINANCIAL SERVICES    UNITED STATES    AXA ROSENBERG INVESTMENT MANAGERS       AXA INVESTMENT MANAGERS SA                      19.60
  & REAL ESTATE                          ASIA PACIFIC HOLD. LLC
FINANCIAL SERVICES    UNITED STATES    AXA ALTERNATIVE ADVISORS INC            AXA INVESTMENT MANAGERS SA                     100.00


                                  Page 2 de 2

------------------------------------------------------------------------------------------------------------------------------------
ACTIVITY                  COUNTRY         CONSOLIDATED COMPANY                     SHAREHOLDERS                            OWNERSHIP
------------------------------------------------------------------------------------------------------------------------------------
INSURANCE & REINSURANCE   AUSTRALIA       NATIONAL MUTUAL FUND MANAGEMENT          AXA ASIA PACIFIC HOLDINGS LIMITED          100.00
INSURANCE & REINSURANCE   AUSTRALIA       NATIONAL MUTUAL FINANCIAL SERVICES       AXA ASIA PACIFIC HOLDINGS LIMITED          100.00
INSURANCE & REINSURANCE   AUSTRALIA       NATIONAL MUTUAL INTERNATIONAL            AXA ASIA PACIFIC HOLDINGS LIMITED          100.00
INSURANCE & REINSURANCE   AUSTRIA         AXA NORDSTERN LEBEN                      AXA NORDSTERN HOLDING                      100.00
INSURANCE & REINSURANCE   AUSTRIA         AXA NORDSTERN VERSICHERUNG               AXA NORDSTERN HOLDING                      100.00
INSURANCE & REINSURANCE   BELGIUM         ARDENNE PREVOYANTE                       AXA BELGIUM                                  0.05
INSURANCE & REINSURANCE   BELGIUM         ARDENNE PREVOYANTE                       AXA HOLDINGS BELGIUM                        99.95
INSURANCE & REINSURANCE   BELGIUM         AXA BELGIUM                              UAB                                          0.42
INSURANCE & REINSURANCE   BELGIUM         AXA BELGIUM                              AXA HOLDINGS BELGIUM                        99.58
INSURANCE & REINSURANCE   BELGIUM         UAB                                      AXA HOLDINGS BELGIUM                       100.00
INSURANCE & REINSURANCE   BELGIUM         ASSURANCES DE LA POSTE VIE               AXA HOLDINGS BELGIUM                        50.00
INSURANCE & REINSURANCE   BELGIUM         ASSURANCES DE LA POSTE                   AXA HOLDINGS BELGIUM                        50.00
INSURANCE & REINSURANCE   CANADA          AXA CANADA                               AXA                                        100.00
INSURANCE & REINSURANCE   CANADA          ACS CANADA VIE                           AXA RE                                     100.00
INSURANCE & REINSURANCE   CANADA          ACS CANADA NON VIE                       AXA RE                                     100.00
INSURANCE & REINSURANCE   CANADA          AXA CS ASSURANCE CANADA                  AXA CORPORATE SOLUTION ASSURANCE           100.00
INSURANCE & REINSURANCE   CANADA          AXA CANADA ADP                           AXA CANADA                                 100.00
INSURANCE & REINSURANCE   FRANCE          AXA FRANCE IARD                          AXA FRANCE ASSURANCE                        99.92
INSURANCE & REINSURANCE   FRANCE          AXA CORPORATE SOLUTION ASSURANCE         AXA RE                                      98.49
INSURANCE & REINSURANCE   FRANCE          ARGOVIE                                  AXA FRANCE VIE                              94.03
INSURANCE & REINSURANCE   FRANCE          AXA FRANCE VIE                           AXA COLLECTIVES                              8.35
INSURANCE & REINSURANCE   FRANCE          AXA FRANCE VIE                           AXA FRANCE ASSURANCE                        91.65
INSURANCE & REINSURANCE   FRANCE          AXA RE FINANCE                           AXA RE                                      79.00
INSURANCE & REINSURANCE   FRANCE          COMPAGNIE GENERALE REASSURANCE           AXA RE                                      99.99
                                            MONTE-CARLO
INSURANCE & REINSURANCE   FRANCE          NATIO ASSURANCES                         AXA FRANCE IARD                             50.00
INSURANCE & REINSURANCE   FRANCE          NSM VIE                                  AXA FRANCE ASSURANCE                        39.93
INSURANCE & REINSURANCE   FRANCE          AXA COLLECTIVES                          AXA FRANCE ASSURANCE                        95.71
INSURANCE & REINSURANCE   FRANCE          AXA COLLECTIVES                          AXA FRANCE IARD                              3.69
INSURANCE & REINSURANCE   FRANCE          AXA RE                                   AXA COLLECTIVES                              0.02
INSURANCE & REINSURANCE   FRANCE          AXA RE                                   AXA FRANCE ASSURANCE                         0.10
INSURANCE & REINSURANCE   FRANCE          AXA RE                                   AXA ASSURANCES IARD                          4.90
INSURANCE & REINSURANCE   FRANCE          AXA RE                                   AXA                                         94.99
INSURANCE & REINSURANCE   FRANCE          DIRECT ASSURANCES IARD                   AXA FRANCE ASSURANCE                       100.00
INSURANCE & REINSURANCE   FRANCE          JURIDICA                                 AXA FRANCE ASSURANCE                        98.51
INSURANCE & REINSURANCE   FRANCE          SAINT GEORGES RE                         AXA                                        100.00
INSURANCE & REINSURANCE   FRANCE          AXA CESSIONS                             AXA RE                                     100.00
INSURANCE & REINSURANCE   FRANCE          SPS RE                                   AXA RE                                      69.95
INSURANCE & REINSURANCE   FRANCE          NSM VIE                                  AXA ASSURANCES IARD                          0.14
INSURANCE & REINSURANCE   FRANCE          AXA ASSISTANCE                           AXA                                        100.00
INSURANCE & REINSURANCE   GERMANY         AXA VERSICHERUNG AG                      AXA KONZERN AG                              74.41
INSURANCE & REINSURANCE   GERMANY         AXA VERSICHERUNG AG                      GRE CONTINENTAL EUROPE HOLDING GMBH         25.59
INSURANCE & REINSURANCE   GERMANY         AXA LEBEN                                AXA VERSICHERUNG AG                         52.19
INSURANCE & REINSURANCE   GERMANY         AXA LEBEN                                AXA KONZERN AG                              47.81
INSURANCE & REINSURANCE   GERMANY         AXA KRANKENVERSICHERUNG AG               AXA KONZERN AG                              52.69
INSURANCE & REINSURANCE   GERMANY         AXA KRANKENVERSICHERUNG AG               AXA LEBEN                                   35.32
INSURANCE & REINSURANCE   GERMANY         AXA KRANKENVERSICHERUNG AG               DEUTSCHE AERZTEVERSICHERUNG                 11.41
INSURANCE & REINSURANCE   GERMANY         AXA NORDSTERN ART                        AXA KONZERN AG                             100.00
INSURANCE & REINSURANCE   GERMANY         DEUTSCHE AERZTEVERSICHERUNG AG           AXA KONZERN AG                              97.87
INSURANCE & REINSURANCE   GERMANY         PRO BAV PENSIONSKASSE                    AXA KONZERN AG                             100.00


                                  Page 1 de 3

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ACTIVITY                  COUNTRY         CONSOLIDATED COMPANY                     SHAREHOLDERS                            OWNERSHIP
------------------------------------------------------------------------------------------------------------------------------------
INSURANCE & REINSURANCE   GERMANY         ACS ASSURANCE ALLEMAGNE                  AXA CORPORATE SOLUTION ASSURANCE           100.00
INSURANCE & REINSURANCE   GREAT BRITAIN   AXA UK HOLDING PLC                       AXA RE                                     100.00
INSURANCE & REINSURANCE   GREAT BRITAIN   PPP GROUP PLC                            GUARDIAN ROYAL EXCHANGE PLC                100.00
INSURANCE & REINSURANCE   GREAT BRITAIN   PPP HEALTHCARE PROFESSIONAL SERVICES     AXA INSURANCE UK                           100.00
                                            LIMITED
INSURANCE & REINSURANCE   GREAT BRITAIN   AXA SUN LIFE PLC                         AXA UK PLC                                 100.00
INSURANCE & REINSURANCE   GREAT BRITAIN   ROYAL EXCHANGE ASSURANCE PLC             GUARDIAN ROYAL EXCHANGE PLC                100.00
INSURANCE & REINSURANCE   GREAT BRITAIN   AXA INSURANCE UK DISCONTINUED BUSINESS   AXA INSURANCE UK                           100.00
INSURANCE & REINSURANCE   GREAT BRITAIN   AXA REINSURANCE UK PLC - INSURANCE       AXA REINSURANCE UK PLC - REINSURANCE       100.00
INSURANCE & REINSURANCE   GREAT BRITAIN   ACS ASSURANCES UK BRANCH - REINSURANCE   ACS ASSURANCE UK BRANCH - INSURANCE        100.00
INSURANCE & REINSURANCE   GREAT BRITAIN   ACS ASSURANCE UK BRANCH - INSURANCE      AXA CORPORATE SOLUTION ASSURANCE           100.00
INSURANCE & REINSURANCE   GREAT BRITAIN   AXA UK PLC                               AXA                                        100.00
INSURANCE & REINSURANCE   GREAT BRITAIN   AXA GLOBAL RISKS (U.K.) LIMITED          AXA RE                                     100.00
INSURANCE & REINSURANCE   GREAT BRITAIN   ENGLISH & SCOTTISH                       AXA UK                                     100.00
INSURANCE & REINSURANCE   GREAT BRITAIN   AXA REINSURANCE UK PLC - REINSURANCE     AXA UK HOLDING PLC                         100.00
INSURANCE & REINSURANCE   GREAT BRITAIN   AXA INSURANCE UK                         GUARDIAN ROYAL EXCHANGE PLC                100.00
INSURANCE & REINSURANCE   HONG KONG       AXA GENERAL INSURANCE HK                 AXA                                        100.00
INSURANCE & REINSURANCE   HONG KONG       AXA INSURANCE HONG-KONG                  AXA INSURANCE INVESTMENT HOLDING            82.50
INSURANCE & REINSURANCE   HONG KONG       AXA INSURANCE HONG-KONG                  AXA                                         17.50
INSURANCE & REINSURANCE   HONG KONG       AXA CHINA REGION LIMITED                 NATIONAL MUTUAL INTERNATIONAL              100.00
INSURANCE & REINSURANCE   HUNGARY         AXA BIZTOSITO                            AXA KONZERN AG                             100.00
INSURANCE & REINSURANCE   IRELAND         GUARDIAN PMPA GROUP LIMITED              GUARDIAN ROYAL EXCHANGE PLC                100.00
INSURANCE & REINSURANCE   ITALY           AXA INTERLIFE                            AXA ITALIA S.P.A                           100.00
INSURANCE & REINSURANCE   ITALY           UAP VITA                                 AXA ITALIA S.P.A                           100.00
INSURANCE & REINSURANCE   ITALY           AXA ASSICURAZIONI                        AXA ITALIA S.P.A                            98.12
INSURANCE & REINSURANCE   ITALY           AXA ASSICURAZIONI                        AXA COLLECTIVES                              1.88
INSURANCE & REINSURANCE   JAPAN           AXA GROUP LIFE JAPAN                     AXA INSURANCE HOLDING JAPAN                100.00
INSURANCE & REINSURANCE   JAPAN           AXA LIFE JAPAN                           AXA INSURANCE HOLDING JAPAN                100.00
INSURANCE & REINSURANCE   JAPAN           AXA NON LIFE INSURANCE CO LIMITED        AXA                                        100.00
INSURANCE & REINSURANCE   LUXEMBOURG      AXA ASSURANCE VIE LUXEMBOURG             AXA LUXEMBOURG SA                          100.00
INSURANCE & REINSURANCE   LUXEMBOURG      AXA ASSURANCES LUXEMBOURG                AXA LUXEMBOURG SA                          100.00
INSURANCE & REINSURANCE   LUXEMBOURG      FUTUR RE                                 AXA CORPORATE SOLUTION ASSURANCE           100.00
INSURANCE & REINSURANCE   LUXEMBOURG      CREALUX                                  AXA HOLDINGS BELGIUM                       100.00
INSURANCE & REINSURANCE   MOROCCO         AXA ASSURANCE MAROC                      AXA ONA                                    100.00
INSURANCE & REINSURANCE   MOROCCO         EPARGNE CROISSANCE                       AXA ASSURANCE MAROC                         99.59
INSURANCE & REINSURANCE   PORTUGAL        AXA PORTUGAL COMPANHIA DE SEGUROS        AXA ASSURANCES VIE                          87.63
                                            VIDA SA
INSURANCE & REINSURANCE   PORTUGAL        AXA PORTUGAL COMPANHIA DE SEGUROS        AXA                                          7.46
                                            VIDA SA
INSURANCE & REINSURANCE   PORTUGAL        AXA PORTUGAL COMPANHIA DE SEGUROS        AXA ASSURANCES VIE                           5.37
INSURANCE & REINSURANCE   PORTUGAL        AXA PORTUGAL COMPANHIA DE SEGUROS        AXA                                         83.01
INSURANCE & REINSURANCE   PORTUGAL        AXA PORTUGAL COMPANHIA DE SEGUROS        AXA PORTUGAL SEGUROS VIDA                    2.15
INSURANCE & REINSURANCE   PORTUGAL        AXA PORTUGAL COMPANHIA DE SEGUROS        AXA CORPORATE SOLUTION ASSURANCE             9.07
INSURANCE & REINSURANCE   SINGAPORE       AXA LIFE SINGAPOUR                       NATIONAL MUTUAL INTERNATIONAL              100.00
INSURANCE & REINSURANCE   SINGAPORE       AXA INSURANCE SINGAPORE                  AXA INSURANCE INVESTMENT HOLDING            74.23
INSURANCE & REINSURANCE   SINGAPORE       AXA INSURANCE SINGAPORE                  AXA                                         25.77
INSURANCE & REINSURANCE   SINGAPORE       AXA CORPORATE SOLUTIONS ASIA PACIFIC     AXA RE                                     100.00
                                            PRIVATE LIMITED
INSURANCE & REINSURANCE   SPAIN           AXA AURORA VIDA DE SEGUROS Y             AXA AURORA                                  99.68
                                            REASEGUROS
INSURANCE & REINSURANCE   SPAIN           AXA AURORA VIDA SA                       AXA                                          1.45
INSURANCE & REINSURANCE   SPAIN           AXA AURORA VIDA SA                       AXA AURORA IBERICA                          98.51
INSURANCE & REINSURANCE   SPAIN           AYUDA LEGAL SA DE SEGUROS Y REASEGUROS   AXA AURORA IBERICA                          88.00
INSURANCE & REINSURANCE   SPAIN           AYUDA LEGAL SA DE SEGUROS Y REASEGUROS   AXA AURORA VIDA                             12.00


                                  Page 2 de 3

------------------------------------------------------------------------------------------------------------------------------------
ACTIVITY                  COUNTRY         CONSOLIDATED COMPANY                     SHAREHOLDERS                            OWNERSHIP
------------------------------------------------------------------------------------------------------------------------------------
INSURANCE & REINSURANCE   SPAIN           AXA AURORA IBERICA                       AXA AURORA                                  99.68
INSURANCE & REINSURANCE   SPAIN           HILO DIRECT SA DE SEGUROS Y REASEGUROS   AXA AURORA                                  50.00
INSURANCE & REINSURANCE   SWITZERLAND     AXA COMPAGNIE D'ASSURANCE SUR LA VIE     AXA COMPAGNIE D'ASSURANCES                   5.00
INSURANCE & REINSURANCE   SWITZERLAND     AXA COMPAGNIE D'ASSURANCE SUR LA VIE     AXA                                         95.00
INSURANCE & REINSURANCE   SWITZERLAND     AXA COMPAGNIE D'ASSURANCES               AXA                                        100.00
INSURANCE & REINSURANCE   THE NETHERLANDS AXA ZORG NV                              AXA VERZEKERINGEN BV                       100.00
INSURANCE & REINSURANCE   THE NETHERLANDS AXA SCHADE                               AXA VERZEKERINGEN BV                       100.00
INSURANCE & REINSURANCE   THE NETHERLANDS UNIROBE GROEP                            AXA NEDERLAND BV                           100.00
INSURANCE & REINSURANCE   THE NETHERLANDS AXA LEVEN NV                             AXA VERZEKERINGEN BV                       100.00
INSURANCE & REINSURANCE   TURKEY          AXA OYAK SIGORTA                         AXA OYAK HOLDING AS                         70.91
INSURANCE & REINSURANCE   TURKEY          AXA OYAK HAYAT SIGORTA                   AXA OYAK HOLDING AS                        100.00
INSURANCE & REINSURANCE   UNITED STATES   AXA AMERICA CORPORATE SOLUTIONS, INC     AXA RE                                     100.00
INSURANCE & REINSURANCE   UNITED STATES   AXA CORPORATE SOLUTION INSURANCE CO      AXA CORPORATE SOLUTIONS REINSURANCE CY     100.00
INSURANCE & REINSURANCE   UNITED STATES   AXA RE AMERICA INSURANCE COMPANY         AXA CORPORATE SOLUTIONS PROPERTY           100.00
                                                                                     & CASUALTY
INSURANCE & REINSURANCE   UNITED STATES   AXA CORPORATE SOLUTIONS PROPERTY         AXA CORPORATE SOLUTIONS REINSURANCE CY     100.00
                                            & CASUALTY
INSURANCE & REINSURANCE   UNITED STATES   THE EQUITABLE LIFE ASSURANCE SOCIETY     AXA FINANCIAL INC.                         100.00
INSURANCE & REINSURANCE   UNITED STATES   AXA CORPORATE SOLUTIONS LIFE             AXA CORPORATE SOLUTIONS REINSURANCE CY     100.00
                                            REINSURANCE COMPANY
INSURANCE & REINSURANCE   UNITED STATES   AXA CORPORATE SOLUTIONS REINSURANCE CY   AXA AMERICA CORPORATE SOLUTIONS, INC       100.00


                                  Page 3 de 3

------------------------------------------------------------------------------------------------------------------------------------
ACTIVITY                         COUNTRY            CONSOLIDATED COMPANY             SHAREHOLDERS                          OWNERSHIP
------------------------------------------------------------------------------------------------------------------------------------
HOLDINGS & MISC. BUSINESSES     AUSTRALIA           AXA ASIA PACIFIC HOLDINGS        AXA                                      42.65
                                                      LIMITED
HOLDINGS & MISC. BUSINESSES     AUSTRALIA           AXA ASIA PACIFIC HOLDINGS        AXA EQUITY & LAW ASSURANCE                9.01
                                                      LIMITED                          SOCIETY
HOLDINGS & MISC. BUSINESSES     AUSTRIA             AXA NORDSTERN HOLDING            AXA LEBENSVERSICHERUBG AG                10.05
HOLDINGS & MISC. BUSINESSES     AUSTRIA             AXA NORDSTERN HOLDING            AXA VERSICHERUNG AG                      89.95
HOLDINGS & MISC. BUSINESSES     BELGIUM             AXA HOLDINGS BELGIUM             AXA                                      84.28
HOLDINGS & MISC. BUSINESSES     BELGIUM             AXA HOLDINGS BELGIUM             AXA ASSURANCES IARD                       5.41
HOLDINGS & MISC. BUSINESSES     BELGIUM             AXA HOLDINGS BELGIUM             VINCI BV                                  4.07
HOLDINGS & MISC. BUSINESSES     BELGIUM             AXA HOLDINGS BELGIUM             AXA CORPORATE SOLUTION                    6.21
                                                                                       ASSURANCE
HOLDINGS & MISC. BUSINESSES     FRANCE              JOUR FINANCE                     AXA ASSURANCES IARD                      39.53
HOLDINGS & MISC. BUSINESSES     FRANCE              JOUR FINANCE                     AXA ASSURANCES VIE                       60.47
HOLDINGS & MISC. BUSINESSES     FRANCE              SOCIETE BEAUJON                  AXA                                      99.77
HOLDINGS & MISC. BUSINESSES     FRANCE              MOFIPAR                          AXA                                      99.90
HOLDINGS & MISC. BUSINESSES     FRANCE              SOCIETE BEAUJON                  AXA ASSURANCES IARD                       0.22
HOLDINGS & MISC. BUSINESSES     FRANCE              COLISEE EXCELLENCE               AXA PARTICIPATION II                    100.00
HOLDINGS & MISC. BUSINESSES     FRANCE              AXA CHINA                        AXA                                      51.00
HOLDINGS & MISC. BUSINESSES     FRANCE              AXA CHINA                        AXA CHINA REGION LIMITED                 49.00
HOLDINGS & MISC. BUSINESSES     FRANCE              FDR PARTICIPATIONS               FINAXA                                  100.00
HOLDINGS & MISC. BUSINESSES     FRANCE              AXA TECHNOLOGY SERVICES          AXA                                      99.78
HOLDINGS & MISC. BUSINESSES     FRANCE              AXA TECHNOLOGY SERVICES          ALLIANCE CAPITAL MANAGEMENT               0.01
                                                                                       LLP
HOLDINGS & MISC. BUSINESSES     FRANCE              AXA TECHNOLOGY SERVICES          AXA KONZERN AG                            0.04
HOLDINGS & MISC. BUSINESSES     FRANCE              AXA TECHNOLOGY SERVICES          THE EQUITABLE LIFE ASSURANCE              0.02
                                                                                       SOCIETY
HOLDINGS & MISC. BUSINESSES     FRANCE              AXA TECHNOLOGY SERVICES          NATIONAL MUTUAL FINANCIAL                 0.01
                                                                                       SERVICES
HOLDINGS & MISC. BUSINESSES     FRANCE              AXA TECHNOLOGY SERVICES          AXA UK PLC                                0.04
HOLDINGS & MISC. BUSINESSES     FRANCE              AXA TECHNOLOGY SERVICES          AXA FRANCE ASSURANCE                      0.06
HOLDINGS & MISC. BUSINESSES     FRANCE              AXA TECHNOLOGY SERVICES          AXA ROYALE BELGE NON VIE                  0.01
HOLDINGS & MISC. BUSINESSES     FRANCE              AXA TECHNOLOGY SERVICES          AXA ROYALE BELGE                          0.01
HOLDINGS & MISC. BUSINESSES     FRANCE              AXA TECHNOLOGY SERVICES          AXA LIFE JAPAN                            0.01
HOLDINGS & MISC. BUSINESSES     FRANCE              AXA TECHNOLOGY SERVICES          AXA RE                                    0.01
HOLDINGS & MISC. BUSINESSES     FRANCE              AXA TECHNOLOGY SERVICES          AXA INVESTMENT MANAGERS SA                0.01
HOLDINGS & MISC. BUSINESSES     FRANCE              AXA PARTICIPATION II             AXA                                     100.00
HOLDINGS & MISC. BUSINESSES     FRANCE              AXA FRANCE ASSURANCE             AXA                                     100.00
HOLDINGS & MISC. BUSINESSES     GERMANY             AXA KONZERN AG                   VINCI BV                                 39.73
HOLDINGS & MISC. BUSINESSES     GERMANY             AXA KONZERN AG                   AXA                                      25.49
HOLDINGS & MISC. BUSINESSES     GERMANY             AXA KONZERN AG                   KOLNISCHE VERWALTUNGS                    25.63
HOLDINGS & MISC. BUSINESSES     GERMANY             GRE CONTINENTAL EUROPE           AXA KONZERN AG                          100.00
                                                      HOLDING GMBH
HOLDINGS & MISC. BUSINESSES     GERMANY             KOLNISCHE VERWALTUNGS            VINCI BV                                 67.72
HOLDINGS & MISC. BUSINESSES     GERMANY             KOLNISCHE VERWALTUNGS            AXA                                       8.83
HOLDINGS & MISC. BUSINESSES     GERMANY             KOLNISCHE VERWALTUNGS            AXA KONZERN AG                           23.02
HOLDINGS & MISC. BUSINESSES     GREAT BRITAIN       GUARDIAN ROYAL EXCHANGE PLC      AXA UK PLC                              100.00
HOLDINGS & MISC. BUSINESSES     GREAT BRITAIN       AXA UK PLC                       AXA EQUITY & LAW PLC                     21.69
HOLDINGS & MISC. BUSINESSES     GREAT BRITAIN       AXA UK PLC                       AXA                                      78.31
HOLDINGS & MISC. BUSINESSES     GREAT BRITAIN       AXA EQUITY & LAW PLC             AXA                                      99.95
HOLDINGS & MISC. BUSINESSES     ITALY               AXA ITALIA S.P.A                 AXA                                      98.24
HOLDINGS & MISC. BUSINESSES     ITALY               AXA ITALIA S.P.A                 AXA ASSURANCES VIE                        1.76
HOLDINGS & MISC. BUSINESSES     JAPAN               AXA INSURANCE HOLDING JAPAN      AXA                                      96.42
HOLDINGS & MISC. BUSINESSES     LUXEMBOURG          AXA LUXEMBOURG SA                AXA HOLDINGS BELGIUM                    100.00
HOLDINGS & MISC. BUSINESSES     MOROCCO             AXA ONA                          AXA                                      51.00
HOLDINGS & MISC. BUSINESSES     SINGAPORE           AXA HOLDINGS PTE LTD             AXA                                     100.00
HOLDINGS & MISC. BUSINESSES     SPAIN               AXA AURORA                       AXA                                     100.00


                                  Page 1 de 2

------------------------------------------------------------------------------------------------------------------------------------
ACTIVITY                         COUNTRY            CONSOLIDATED COMPANY             SHAREHOLDERS                          OWNERSHIP
------------------------------------------------------------------------------------------------------------------------------------
HOLDINGS & MISC. BUSINESSES     THE NETHERLANDS     AXA NEDERLAND BV                 ROYALE BELGE INVESTISSEMENT              14.10
HOLDINGS & MISC. BUSINESSES     THE NETHERLANDS     AXA NEDERLAND BV                 AXA BELGIUM                              40.20
HOLDINGS & MISC. BUSINESSES     THE NETHERLANDS     AXA NEDERLAND BV                 AXA HOLDINGS BELGIUM                     45.70
HOLDINGS & MISC. BUSINESSES     THE NETHERLANDS     VINCI BV                         AXA                                     100.00
HOLDINGS & MISC. BUSINESSES     THE NETHERLANDS     AXA VERZEKERINGEN                GELDERLAND                              100.00
HOLDINGS & MISC. BUSINESSES     TURKEY              AXA OYAK HOLDING AS              AXA                                      50.00
HOLDINGS & MISC. BUSINESSES     UNITED STATES       AXA FINANCIAL INC.               SOCIETE BEAUJON                           0.44
HOLDINGS & MISC. BUSINESSES     UNITED STATES       AXA FINANCIAL INC.               AXA CORPORATE SOLUTIONS                   0.03
                                                                                       REINSURANCE CY
HOLDINGS & MISC. BUSINESSES     UNITED STATES       AXA FINANCIAL INC.               AXA BELGIUM                               0.47
HOLDINGS & MISC. BUSINESSES     UNITED STATES       AXA FINANCIAL INC.               AXA RE                                    2.95
HOLDINGS & MISC. BUSINESSES     UNITED STATES       AXA FINANCIAL INC.               AXA                                      96.10


                                  Page 2 de 2

AXA FINANCIAL, INC. - SUBSIDIARY ORGANIZATION CHART- 2003               03/29/04
        LAST UPDATED: 9/30/03

                                                                                               State of       State of
                                                                                 Type of      Incorp. or     Principal     Federal
                                                                                Subsidiary     Domicile      Operation    Tax ID #
                                                                                ----------     --------      ---------    --------
AXA Financial, Inc.  (Notes 1 & 2)   **                                                           DE             NY      13-3623351
     Frontier Trust Company, FSB  (Note 7)                                                        ND             ND      45-0373941
     AXA Financial Services, LLC   (Note 2)                                                       DE             NY      52-2197822
        AXA Distribution Holding Corporation  (Note 2)                                            DE             NY      13-4078005
           AXA Advisors, LLC     (Note 5)                                                         DE             NY      13-4071393
           AXA Network, LLC     (Note 6)                                        Operating         DE             NY      06-1555494
              AXA Network of Alabama, LLC                                       Operating         AL             AL      06-1562392
              AXA Network of Connecticut, Maine and New York, LLC               Operating         DE             NY      13-4085852
              AXA Network Insurance Agency of Massachusetts, LLC                Operating         MA             MA      04-3491734
              AXA Network of Nevada, Inc.                                       Operating         NV             NV      13-3389068
              AXA Network of Puerto Rico, Inc.                                  Operating        P.R.           P.R.     66-0577477
              AXA Network Insurance Agency of of Texas, Inc.                    Operating         TX             TX      75-2529724
           Paramount Planners, LLC                                              Operating         DE             NY      06-1602479
        The Equitable Life Assurance Society of the United States  (Note 2)  *  Insurance         NY             NY      13-5570651
           The Equitable of Colorado, Inc. *                                    Insurance         CO             CO      13-3198083
           Equitable Deal Flow Fund, L.P.                                       Investment        DE             NY      13-3385076
              Equitable Managed Assets, L.P.                                    Investment        DE             NY      13-3385080
           Real Estate Partnership Equities (various)                           Investment        **                          -
           Equitable Holdings, LLC  (Notes 3 & 4)                                  HCO            NY             NY      22-2766036
              See Attached Listing A
           ACMC, Inc.     (Note 4)                                                 HCO            DE             NY      13-2677213
           Wil-Gro, Inc                                                         Investment        PA             PA      23-2702404
           STCS, Inc.                                                           Investment        DE             NY      13-3761592
           Fox Run, Inc.                                                        Investment        MA             NY      23-2762596
           FTM Corp.                                                            Investment        MD             MD      13-3778225
           EVSA, Inc.                                                           Investment        DE             PA      23-2671508
           Equitable Rowes Wharf, Inc.                                          Investment        MA             MA      04-3272826
           Prime Property Funding II, Inc.                                      Operating         DE             NY      13-3961599
           Sarasota Prime Hotels, LLC                                           Investment        FL             GA      58-2330533
           ECLL, Inc.                                                           Investment        MI             GA      58-2377569

                                                                                              Parent's
                                                                               Number of      Percent of
                                                                                Shares        Ownership      Comments
                                                                                Owned        or Control     (e.g., Basis of Control)
                                                                                -----        ----------     ------------------------
AXA Financial, Inc.  (Notes 1 & 2)   **
     Frontier Trust Company, FSB  (Note 7)                                          1,000       100.00%
     AXA Financial Services, LLC   (Note 2)                                             -       100.00%
        AXA Distribution Holding Corporation  (Note 2)                              1,000       100.00%
           AXA Advisors, LLC     (Note 5)                                               -       100.00%
           AXA Network, LLC     (Note 6)                                                -       100.00%
              AXA Network of Alabama, LLC                                               -       100.00%
              AXA Network of Connecticut, Maine and New York, LLC                       -       100.00%
              AXA Network Insurance Agency of Massachusetts, LLC                        -       100.00%
              AXA Network of Nevada, Inc.                                                       100.00%
              AXA Network of Puerto Rico, Inc.                                                  100.00%
              AXA Network Insurance Agency of of Texas, Inc.                        1,050       100.00%
           Paramount Planners, LLC                                                      -       100.00%
        The Equitable Life Assurance Society of the United States  (Note 2)  *  2,000,000       100.00%       NAIC # 62944
           The Equitable of Colorado, Inc. *                                    1,000,000       100.00%       NAIC # 62880
           Equitable Deal Flow Fund, L.P.                                               -             -       G.P & L.P.
              Equitable Managed Assets, L.P.                                            -             -       G.P.
           Real Estate Partnership Equities (various)                                   -             -       **
           Equitable Holdings, LLC  (Notes 3 & 4)                                       -       100.00%
              See Attached Listing A
           ACMC, Inc.     (Note 4)                                              5,000,000       100.00%
           Wil-Gro, Inc                                                             1,000       100.00%
           STCS, Inc.                                                               1,000       100.00%
           Fox Run, Inc.                                                            1,000       100.00%
           FTM Corp.                                                                1,000       100.00%
           EVSA, Inc.                                                                  50       100.00%
           Equitable Rowes Wharf, Inc.                                              1,000       100.00%
           Prime Property Funding II, Inc.                                                      100.00%
           Sarasota Prime Hotels, LLC                                                   -       100.00%
           ECLL, Inc.                                                                           100.00%

AXA FINANCIAL, INC. - SUBSIDIARY ORGANIZATION CHART- 2003               03/29/04

*    Affiliated Insurer

** Information relating to Equitable's Real Estate Partnership Equities is disclosed in Schedule BA, Part 1 of Equitable Life's Annual Statement, which has been filed with the N.Y.S. Insurance Department.

***  All subsidiaries are corporations, except as otherwise noted.


1. The Equitable Companies Incorporated changed its name to AXA Financial, Inc. on Sept. 3, 1999.

2. Effective Sept. 20, 1999, AXA Financial, Inc. transferred ownership of Equitable Life to AXA Client Solutions, LLC, which was formed on July 19, 1999.

     Effective January 1, 2002, AXA Client Solutions, LLC transferred ownership of Equitable Life and AXA Distribution Holding Corp. to AXA Financial, Inc.

     Effective May 1, 2002, AXA Client Solutions, LLC changed its name to AXA Financial Services, LLC.

     Effective June 1, 2002, AXA Financial, Inc. transferred ownership of Equitable Life and AXA Distribution Holding Corp. to AXA Financial Services, LLC.

3. Equitable Holding Corp. was merged into Equitable Holdings, LLC on Dec. 19, 1997.

4. In October 1999, Alliance Capital Management Holding L.P. ("Alliance Holding") reorganized by transferring its business and assets to Alliance Capital Management L.P., a newly formed private partnership ("Alliance Capital").

     As of June 25, 2003, AXF and its subsidiaries owned 54.6% of the issued and outstanding units of limited partnership interest in Alliance Capital (the "Alliance Capital Units"), as follows:

          AXF held directly 32,699,154 Alliance Capital Units (13.05%), Equitable Life directly owned 5,219,396 Alliance Capital Units (2.08%),
          ACMC, Inc. owned 66,220,822 Alliance Capital Units (26.42%), and ECMC, LLC owned 32,720,227 Alliance Capital Units (13.05%).

     Alliance Capital Management Corporation also owns a 1% general partnership interest in Alliance Capital.

     In addition, ECMC, LLC and ACMC, Inc. each own 722,178 units (0.29% each), representing assignments of beneficial ownership of limited partnership interests in Alliance Holding (the "Alliance Holding Units"). Alliance Capital Management Corp. owns 100,000 units of general partnership interest (0.04%), in Alliance Holding. Alliance Holding Units are publicly traded on the New York Stock exchange.

5. EQ Financial Consultants (formerly, Equico Securities, Inc.) was merged into AXA Advisors, LLC on Sept. 20, 1999. AXA Advisors, LLC was transferred from Equitable Holdings, LLC to AXA Distribution Holding Corporation on Sept. 21, 1999.

6. Effective March 15, 2000, Equisource of New York, Inc. and 14 of its subsidiaries were merged into AXA Network, LLC, which was then sold to AXA Distribution Holding Corp. EquiSource of Alabama, Inc. became AXA Network of Alabama, LLC. EquiSource Insurance Agency of Massachusetts, Inc. became AXA Network Insurance Agency of Massachusetts, LLC. Equisource of Nevada, Inc., of Puerto Rico, Inc., and of Texas, Inc., changed their names from "EquiSource" to become "AXA Network", respectively. Effective February 1, 2002, Equitable Distributors Insurance Agency of Texas, Inc. changed its name to AXA Distributors Insurance Agency of Texas, Inc. Effective February 13, 2002 Equitable Distributors Insurance Agency of Massachusetts, LLC changed its name to AXA Distributors Insurance Agency of Massachusetts, LLC.

7. Effective June 6, 2000, Frontier Trust Company was sold by ELAS to AXF and merged into Frontier Trust Company, FSB.

8. Effective June 1, 2001, Equitable Structured Settlement Corp was transferred from ELAS to Equitable Holdings, LLC.

AXA FINANCIAL, INC. - SUBSIDIARY ORGANIZATION CHART- 2003               03/29/04

Dissolved: -    On November 3, 2000, Donaldson, Lufkin & Jenrette, Inc. was sold to Credit Suisse Group.
           -    100 Federal Street Funding Corporation was dissolved August 31,
                1998.
           -    100 Federal Street Realty Corporation was dissolved December 20,
                2001.
           -    CCMI Corp. was dissolved on October 7, 1999.
           -    ELAS Realty, Inc. was dissolved January 29, 2002.
           -    EML Associates, L.P. was dissolved March 27, 2001.
           -    EQ Services, Inc. was dissolved May 11, 2001.
           -    Equitable BJVS, Inc. was dissolved October 3, 1999.
           -    Equitable Capital Management Corp. became ECMC, LLC on November
                30, 1999.
           -    Equitable JV Holding Corp. was dissolved on June 1, 2002.F142
           -    Equitable JVS II, Inc. was dissolved December 4, 1996
           -    Equitable Underwriting & Sales Agency (Bahamas) Ltd. was
                dissolved on December 31, 2000.
           -    EREIM LP Associates (L.P.) was dissolved March 27, 2001.
           -    EREIM Managers Corporation was dissolved March 27, 2001.
           -    EVLICO East Ridge, Inc. was dissolved Jan. 13, 2001
           -    EVLICO, Inc. was dissolved in 1999.
           -    Franconom, Inc. was dissolved on December 4, 2000.
           -    GP/EQ Southwest, Inc. was dissolved October 21, 1997
           -    HVM Corp. was dissolved on Feb. 16, 1999.
           -    ML/EQ Real Estate Portfolio, L.P. was dissolved March 27, 2001.
           -    Prime Property Funding, Inc. was dissolved in Feb. 1999.
           -    Sarasota Prime Hotels, Inc. became Sarasota Prime Hotels, LLC.
           -    Six-Pac G.P., Inc. was dissolved July 12,1999

AXA FINANCIAL, INC. - SUBSIDIARY ORGANIZATION CHART- 2003               03/29/04
LISTING A - Equitable Holdings, LLC

                                                                                               State of       State of
                                                                                 Type of      Incorp. or     Principal     Federal
                                                                                Subsidiary     Domicile      Operation    Tax ID #
                                                                                ----------     --------      ---------    --------
AXA Financial, Inc.
     AXA Financial Services, LLC   (Note 2)
        The Equitable Life Assurance Society of the United States  *
           Equitable Holdings, LLC
              ELAS Securities Acquisition Corporation                           Operating          DE             NY      13-3049038
              Equitable Casualty Insurance Company *                            Operating          VT             VT      06-1166226
              ECMC, LLC   (See Note 4 on Page 2)                                Operating          DE             NY      13-3266813
                 Equitable Capital Private Income & Equity
                 Partnership II, L.P.                                           Investment         DE             NY      13-3544879
              Alliance Capital Management Corporation (See Note 4 on Page 2)    Operating          DE             NY      13-3633538
                 See Attached Listing B
              Equitable JVS, Inc.                                               Investment         DE             GA      58-1812697
                 Astor Times Square Corp.                                       Investment         NY             NY      13-3593699
                 Astor/Broadway Acquisition Corp.                               Investment         NY             NY      13-3593692
                 PC Landmark, Inc.                                              Investment         TX             TX      75-2338215
                 EJSVS, Inc.                                                    Investment         DE             NJ      58-2169594
              AXA Distributors, LLC                                             Operating          DE             NY      52-2233674
                 AXA Distributors Insurance Agency of Alabama, LLC              Operating          DE             AL      52-2255113
                 AXA Distriburors Insurance Agency, LLC                         Operating          DE         CT, ME,NY   06-1579051
                 AXA Distributors Insurance Agency of Massachusetts, LLC        Operating          MA             MA      04-3567096
                 AXA Distributors Insurance Agency of Texas, Inc.               Operating          TX             TX      74-3006330
              J.M.R. Realty Services, Inc.                                      Operating          DE             NY      13-3813232
              Equitable Structured Settlement Corp.  (See Note 8 on Page 2)     Operating          DE             NJ      22-3492811


                                                                                         Parent's
                                                                             Number of   Percent of
                                                                              Shares     Ownership   Comments
                                                                              Owned     or Control  (e.g., Basis of Control)
                                                                              -----     ----------  ------------------------
AXA Financial, Inc.
     AXA Financial Services, LLC   (Note 2)
        The Equitable Life Assurance Society of the United States  *
           Equitable Holdings, LLC
              ELAS Securities Acquisition Corporation                           500       100.00%
              Equitable Casualty Insurance Company *                          1,000       100.00%
              ECMC, LLC   (See Note 4 on Page 2)                                  -       100.00%
                 Equitable Capital Private Income & Equity                                          ECMC is G.P.
                 Partnership II, L.P.                                             -             -   ("Deal Flow Fund II")
              Alliance Capital Management Corporation (See Note 4 on Page 2)    100       100.00%
                 See Attached Listing B
              Equitable JVS, Inc.                                             1,000       100.00%
                 Astor Times Square Corp.                                       100       100.00%
                 Astor/Broadway Acquisition Corp.                               100       100.00%    G.P. of Astor Acquisition. L.P.
                 PC Landmark, Inc.                                            1,000       100.00%
                 EJSVS, Inc.                                                  1,000       100.00%
              AXA Distributors, LLC                                               -       100.00%
                 AXA Distributors Insurance Agency of Alabama, LLC                -       100.00%
                 AXA Distriburors Insurance Agency, LLC                           -       100.00%
                 AXA Distributors Insurance Agency of Massachusetts, LLC          -       100.00%
                 AXA Distributors Insurance Agency of Texas, Inc.             1,000       100.00%
              J.M.R. Realty Services, Inc.                                    1,000       100.00%
              Equitable Structured Settlement Corp.  (See Note 8 on Page 2)     100       100.00%




*    Affiliated Insurer

          Equitable Investment Corp merged into Equitable Holdings, LLC on November 30, 1999.

          Equitable Capital Management Corp. became ECMC, LLC on November 30, 1999.

          Effective March 15, 2000, Equisource of New York, Inc. and its subsidiaries were merged into AXA Network, LLC, which was then sold to AXA Distribution Holding Holding Corp.

          Efective January 1, 2002, Equitable Distributors, Inc. merged into AXA Distributors, LLC.

AXA FINANCIAL, INC. - SUBSIDIARY ORGANIZATION CHART- 2003               03/29/04
LISTING B - Alliance Capital Management Corp.

                                                                                               State of      State of
                                                                                 Type of      Incorp. or     Principal     Federal
                                                                                Subsidiary     Domicile      Operation    Tax ID #
                                                                                ----------     --------      ---------    --------
AXA Financial, Inc.
     AXA Financial Services, LLC   (Note 2)
        The Equitable Life Assurance Society of the United States
           Equitable Holdings, LLC
              Alliance Capital Management Corporation
                 Alliance Capital Management Holding L.P. (See Note 4 on Page 2) Operating        DE           NY
                 Alliance Capital Management L.P.  (See Note 4 on Page 2)        Operating        DE           NY        13-3434400
                    Albion Alliance LLC                                          Operating        DE           NY        13-3903734
                    Cursitor Alliance LLC                                            HCO          DE           MA        22-3424339
                    Alliance Capital Management LLC                                  HCO          DE           NY
                       Sanford C. Bernstein & Co., LLC                           Operating        DE           NY
                    Alliance Capital Management Corp. of Delaware                    HCO          DE           NY        13-2778645
                       ACAM Trust Company Private Ltd.                           Operating      India        India            -
                       ACM Global Investor Services S.A.                         Operating       Lux.         Lux.            -
                          ACM New-Alliance (Luxembourg) S.A.                     Operating       Lux.         Lux.            -
                          ACM Fund Services (Espana) S.L.                        Operating      Spain        Spain            -
                       ACM International (France) SAS                            Operating      France       France           -
                       ACM Software Services Ltd.                                Operating        DE           NY        13-3910857
                       Alliance Barra Research Institute, Inc.                   Operating        DE           NY        13-3548918
                       Alliance Capital Asset Management (Japan) Ltd             Operating      Japan        Japan            -
                       Alliance Capital Australia Limited                        Operating      Aust.        Aust.            -
                          Far Eastern Alliance Asset Management                  Operating      Taiwan       Taiwan           -
                       Alliance Capital Global Derivatives Corp.                 Operating        DE           NY        13-3626546
                       Alliance Capital Latin America Ltd.                       Operating      Brazil       Brazil           -
                       Alliance Capital Limited                                  Operating       U.K.         U.K.            -
                          Alliance Capital Services Ltd.                         Operating       U.K.         U.K.            -
                             Dimensional Trust Management Ltd.                   Operating       U.K.         U.K.            -
                       Alliance Capital (Luxembourg) S.A.                        Operating       Lux.         Lux.            -
                       Alliance Capital Management (Asia) Ltd.                   Operating        DE       Singapore     13-3752293
                       Alliance Capital Management Australia Limited             Operating      Aust.        Aust.            -
                       Alliance Capital Management Canada, Inc.                  Operating        DE         Canada      13-3630460
                       Alliance Capital Management New Zealand Limited           Operating       N.Z.         N.Z.            -
                                                                                              Parent's
                                                                               Number of      Percent of
                                                                                Shares        Ownership    Comments
                                                                                Owned        or Control   (e.g., Basis of Control)
                                                                                -----        ----------   ------------------------
AXA Financial, Inc.
     AXA Financial Services, LLC   (Note 2)
        The Equitable Life Assurance Society of the United States
           Equitable Holdings, LLC
              Alliance Capital Management Corporation                                                     owns 1% GP interest in
                                                                                                          Alliance Capital
                                                                                                          Management L.P. and
                                                                                                          100,000 GP units in
                                                                                                          Alliance Capital
                                                                                                          Management Holding L.P.
                 Alliance Capital Management Holding L.P. (See Note 4 on Page 2)                     -
                 Alliance Capital Management L.P.  (See Note 4 on Page 2)
                    Albion Alliance LLC                                                         37.60%    Equitable Life = 4.7%;
                                                                                                          3rd parties = 57.7%
                    Cursitor Alliance LLC                                                      100.00%
                    Alliance Capital Management LLC                                            100.00%
                       Sanford C. Bernstein & Co., LLC                                         100.00%
                    Alliance Capital Management Corp. of Delaware                    10        100.00%
                       ACAM Trust Company Private Ltd.                                         100.00%
                       ACM Global Investor Services S.A.                                        99.00%    Alliance Capital
                                                                                                          Oceanic Corp. owns 1%

                          ACM New-Alliance (Luxembourg) S.A.                                     1.00%    New Alliance Asset
                                                                                                          Mngmnt (Asia) Ltd owns 99%
                          ACM Fund Services (Espana) S.L.                                      100.00%
                       ACM International (France) SAS                                          100.00%
                       ACM Software Services Ltd.                                              100.00%
                       Alliance Barra Research Institute, Inc.                    1,000        100.00%
                       Alliance Capital Asset Management (Japan) Ltd                           100.00%
                       Alliance Capital Australia Limited                                      100.00%
                          Far Eastern Alliance Asset Management                                 20.00%    3rd parties = 80%
                       Alliance Capital Global Derivatives Corp.                  1,000        100.00%
                       Alliance Capital Latin America Ltd.                                      99.00%    Alliance Capital Oceanic
                                                                                                          Corp. owns 1%
                       Alliance Capital Limited                                 250,000        100.00%
                          Alliance Capital Services Ltd.                          1,000        100.00%
                             Dimensional Trust Management Ltd.                   50,000        100.00%
                       Alliance Capital (Luxembourg) S.A.                         3,999         99.98%    Alliance Cap. Oceanic
                                                                                                          Corp. owns 0.025%
                       Alliance Capital Management (Asia) Ltd.                                 100.00%
                       Alliance Capital Management Australia Limited                            50.00%    3rd parties = 50%
                       Alliance Capital Management Canada, Inc.                  18,750        100.00%
                       Alliance Capital Management New Zealand Limited                          50.00%    3rd parties = 50%

AXA FINANCIAL, INC. - SUBSIDIARY ORGANIZATION CHART- 2003               03/29/04
LISTING B - Alliance Capital Management Corp.



                                                                                                  State of      State of
                                                                                   Type of      Incorp. or     Principal     Federal
                                                                                  Subsidiary     Domicile      Operation    Tax ID #
                                                                                  ----------     --------      ---------    --------
AXA Financial, Inc.
     AXA Financial Services, LLC   (Note 2)
        The Equitable Life Assurance Society of the United States
           Equitable Holdings, LLC
              Alliance Capital Management Corporation
                 Alliance Capital Management L.P.
                    Alliance Capital Management Corp. of Delaware (Cont'd)
                       Alliance Capital Management (Proprietary) Ltd.                Operating    So Africa   So Africa        -
                          Alliance-Odyssey Capital Mgmt. (Nambia)
                            (Proprietary) Ltd.                                       Operating      Nambia      Nambia         -
                       Alliance Capital Management (Singapore) Ltd.                  Operating    Singapore   Singapore        -
                       Alliance Capital (Mauritius) Private Ltd.                     Operating    Mauritius   Mauritius        -
                          Alliance Capital Asset Management (India) Private Ltd      Operating      India       India          -
                       Alliance Capital Oceanic Corp.                                Operating        DE          NY      13-3441277
                       Alliance Corporate Finance Group Inc.                         Operating        DE          NY      52-1671668
                       Alliance Eastern Europe, Inc.                                 Operating        DE          NY      13-3802178
                       AllianceBernstein Investment Research and Management, Inc.,
                          (Alliance Fund Distributors, Inc.)                         Operating        DE          NY      13-3191825
                       Alliance Global Investor Services, Inc.                       Operating        DE          NJ      13-3211780
                       Alliance SBS-AGRO Capital Management Co.                      Operating      Russia      Russia         -
                       Hanwha Investment Trust Mgmt. Co., Ltd                        Operating     So Korea    So Korea        -
                       New Alliance Asset Management (Asia) Ltd                      Operating       H.K.        H.K.          -
                          Alliance Capital Taiwan Limited                            Operating      Taiwan      Taiwan         -
                          ACM New-Alliance (Luxembourg) S.A.                         Operating       Lux.        Lux.          -
                       Meiji - Alliance Capital Corp.                                Operating        DE          NY      13-3613617
                       Sanford C. Bernstein Ltd.                                     Operating       U.K.        U.K.          -
                          Sanford C. Bernstein (CREST Nominees) Ltd.                 Operating       U.K.        U.K.          -
                       Sanford C. Bernstein Proprietary Ltd.                         Operating      Aust.       Aust.          -
                       Whittingdale Holdings Ltd.                                    Operating       U.K.        U.K.          -
                          ACM Investments Ltd.                                       Operating       U.K.        U.K.          -
                          Alliance Asset Allocation Ltd.                             Operating       U.K.        U.K.          -
                          Alliance Capital Whittingdale Ltd.                         Operating       U.K.        U.K.          -
                          Alliance Cecogest S.A.                                     Operating      France      France         -
                          Cursitor Alliance Services Ltd.                            Operating       U.K.        U.K.          -
                          Cursitor Holdings Ltd.                                     Operating       U.K.        U.K.          -
                          Whittingdale Nominees Ltd.                                 Operating       U.K.        U.K.          -

                                                                                                Parent's
                                                                                 Number of      Percent of
                                                                                  Shares        Ownership   Comments
                                                                                   Owned        or Control  (e.g., Basis of Control)
                                                                                   -----        ----------  ------------------------
AXA Financial, Inc.
     AXA Financial Services, LLC   (Note 2)
        The Equitable Life Assurance Society of the United States
           Equitable Holdings, LLC
              Alliance Capital Management Corporation
                 Alliance Capital Management L.P.
                    Alliance Capital Management Corp. of Delaware (Cont'd)
                       Alliance Capital Management (Proprietary) Ltd.                              80.00%     3rd parties = 20%
                          Alliance-Odyssey Capital Mgmt. (Nambia)
                            (Proprietary) Ltd.                                                    100.00%
                       Alliance Capital Management (Singapore) Ltd.                               100.00%
                       Alliance Capital (Mauritius) Private Ltd.                                  100.00%
                          Alliance Capital Asset Management (India) Private Ltd                    75.00%     3rd parties = 25%
                       Alliance Capital Oceanic Corp.                              1,000          100.00%     inactive
                       Alliance Corporate Finance Group Inc.                       1,000          100.00%
                       Alliance Eastern Europe, Inc.                                              100.00%
                       AllianceBernstein Investment Research and Management, Inc.,
                          (Alliance Fund Distributors, Inc.                          100                1
                       Alliance Global Investor Services, Inc.                       100          100.00%     formerly, Alliance
                                                                                                              Fund Services, Inc.
                       Alliance SBS-AGRO Capital Management Co.                                    49.00%     3rd parties = 51%
                       Hanwha Investment Trust Mgmt. Co., Ltd                                      20.00%     3rd parties = 80%
                       New Alliance Asset Management (Asia) Ltd                                    50.00%     3rd parties = 50%
                          Alliance Capital Taiwan Limited                                          99.00%     Others owns 1%
                          ACM New-Alliance (Luxembourg) S.A.                                       99.00%     ACM Global Investor
                                                                                                              Svcs owns 1%
                       Meiji - Alliance Capital Corp.                             50,000           50.00%     Meiji Mutual Life
                                                                                                              owns 50%
                       Sanford C. Bernstein Ltd.                                                  100.00%
                          Sanford C. Bernstein (CREST Nominees) Ltd.                              100.00%
                       Sanford C. Bernstein Proprietary Ltd.                                      100.00%
                       Whittingdale Holdings Ltd.                                                 100.00%
                          ACM Investments Ltd.                                                    100.00%
                          Alliance Asset Allocation Ltd.                                          100.00%
                          Alliance Capital Whittingdale Ltd.                                      100.00%
                          Alliance Cecogest S.A.                                                  100.00%
                          Cursitor Alliance Services Ltd.                                         100.00%
                          Cursitor Holdings Ltd.                                                  100.00%
                          Whittingdale Nominees Ltd.                                              100.00%


Item 27. Number of Contractowners

         As of February 29, 2004, there were 43,518 holders of the contract offered by the Registrant under this Registration Statement.

Item 28. Indemnification

     (a) Indemnification of Officers and Directors

     The by-laws of The Equitable Life Assurance Society of the United States ("The Equitable Life") provide, in Article VII, as follows:

             7.4 Indemnification of Directors, Officers and Employees. (a) To the extent permitted by the law of the State of New York and subject to all applicable requirements thereof:

             (i) Any person made or threatened to be made a party to any action or proceeding, whether civil or criminal, by reason of the fact that he or she, or his or her testator or intestate is or was a director, officer or employee of the Company shall be indemnified by the Company;

            (ii) any person made or threatened to be made a party to any action or proceeding, whether civil or criminal, by reason of the fact that he or she, or his or her testator or intersate serves or served any other organization in any capacity at the request of the Company may be indemnified by the Company; and

           (iii) the related expenses of any such person in any of said categories may be advanced by the Company.

                  (b) To the extent permitted by the law of the State of New York, the Company may provide for further indemnification or advancement of expenses by resolution of shareholders of the Company or the Board of Directors, by amendment of these By-Laws, or by agreement. (Business Corporation Law ss.ss. 721-726; Insurance Law ss.1216)

         The directors and officers of Equitable Life are insured under policies issued by Lloyd's of London, X.L. Insurance Company and ACE Insurance Company. The annual limit on such policies is $150 million, and the policies insure the officers and directors against certain liabilities arising out of their conduct in such capacities.

     (b) Indemnification of Principal Underwriter

         To the extent permitted by law of the State of New York and subject to all applicable requirements thereof, AXA Advisors, LLC has undertaken to indemnify each of its directors and officers who is made or threatened to be made a party to any action or proceeding, whether civil or criminal, by reason of the fact the director or officer, or his or her testator or intestate, is or was a director or officer of AXA Advisors, LLC.

     (c) Undertaking

         Insofar as indemnification for liability arising under the Securities Act of 1933 ("Act") may be permitted to directors, officers and controlling persons of the registrant pursuant to the foregoing provisions, or otherwise, the registrant has been advised that in the opinion of the Securities and Exchange Commission such indemnification is against public policy as expressed in the Act and is, therefore, unenforceable. In the event that a claim for indemnification against such liabilities (other than the payment by the registrant of expenses incurred or paid by a director, officer or controlling person of the registrant in the successful defense of any action, suit or proceeding) is asserted by such director, officer or controlling person in connection with the securities being registered, the registrant will, unless in the opinion of its counsel the matter has been settled by controlling precedent, submit to a court of appropriate jurisdiction the question whether such indemnification by it is against public policy as expressed in the Act and will be governed by the final adjudication of such issue.


Item 29. Principal Underwriters

         (a) AXA Advisors, LLC, a wholly owned subsidiary of Equitable Life, is the principal underwriter for Separate Account A, Separate Account No. 301, Separate Account No. 45, Separate Account No. 49, Separate Account I and Separate Account FP, EQ Advisors Trust and AXA Premier VIP Trust. AXA Advisors, LLC's principal business address is 1290 Avenue of the Americas, New York, NY 10104.

         (b) Set forth below is certain information regarding the directors and principal officers of AXA Advisors, LLC. The business address of the persons whose names are preceded by an asterisk is that of AXA Advisors, LLC.

NAME AND PRINCIPAL                    POSITIONS AND OFFICES WITH UNDERWRITER
BUSINESS ADDRESS                      (AXA ADVISORS LLC)
----------------                      --------------------------------------
*Harvey E. Blitz                      Assistant Vice President and Director

 Jerald E. Hampton                    Chairman of the Board, Co-President,
                                      Co-Chief Executive Officer
                                      and Director

 Robert S. Jones, Jr.                 Co-President, Co-Chief Executive Officer
                                      and Director

 Tom Wirtshafter                      Chief Operating Officer and Director

*Richard V. Silver                    Director

*Mark R. Wutt                         Director

 Ned Dane                             Executive Vice President

 Edward J. Hayes                      Executive Vice President
 200 Plaza Drive
 Secaucus, NJ  07096

*Peter D. Noris                       Executive Vice President

*James P. Bodovitz                    Senior Vice President and General Counsel

 Stephen T. Burnthall                 Senior Vice President
 6435 Shiloh Road
 Suite A
 Alpharetta, GA  30005

 Janell Chan                          Senior Vice President

 James Goodwin                        Senior Vice President

 Paul Gallagher                       Senior Vice President

 Jeffrey Green                        Senior Vice President

 Kevin R. Byrne                       Senior Vice President and Treasurer

*Erik Mosholt                         Senior Vice President

*Jill Cooley                          Senior Vice President and Operations
                                      Officer

 David Cerza                          First Vice President

*Donna M. Dazzo                       First Vice President

 Amy Franceschini                     First Vice  President

*Beth Andreozzi                       Vice President

 Peter Mastrantuono                   First Vice President

*Darren Gitlitz                       First Vice President

 Raymond T. Barry                     Vice President

*Michael Brzozowski                   Vice President

 Claire A. Comerford                  Vice President

*Mark D. Godofsky                     Vice President and Controller

*David Mahler                         Vice President and Compliance Officer

*Linda J. Galasso                     Vice President and Secretary

*Francesca Divone                     Assistant Secretary

 Michael Higgins                      Vice President

 Gary Gordon                          Vice President

 Gisela Jackson                       Vice President

 Frank Massa                          Vice President

 Jose Montengro                       Vice President

 Roger Pacheco                        Vice President

 Edna Russo                           Vice President

 Michael Ryniker                      Vice President

 James Woodley                        Vice President

 Frank Acierno                        Assistant Vice President


         (c) The information under "Distribution of the Contracts" in the Prospectus and Statement of Additional Information forming a part of this Registration Statement is incorporated herein by reference.

Item 30. Location of Accounts and Records

         The records required to be maintained by Section 31(a) of the Investment Company Act of 1940 and Rules 31a-1 to 31a-3 thereunder are maintained by Equitable at 1290 Avenue of the Americas, New York, New York 10104, 135 West 50th Street, New York, NY 10020, and 200 Plaza Drive, Secaucus, NJ 07096. The contract files will be kept at Vantage Computer System, Inc., 301
W. 11th Street, Kansas City, Mo. 64105.


Item 31. Management Services

         Not applicable.


Item 32. Undertakings

The Registrant hereby undertakes:

         (a) to file a post-effective amendment to this registration statement as frequently as is necessary to ensure that the audited financial statements in the registration statement are never more than 16 months old for so long as payments under the variable annuity contracts may be accepted;

         (b) to include either (1) as part of any application to purchase a contract offered by the prospectus, a space that an applicant can check to request a Statement of Additional Information, or (2) a postcard or similar written communication affixed to or included in the prospectus that the applicant can remove to send for a Statement of Additional Information;

         (c) to deliver any Statement of Additional Information and any financial statements required to be made available under this Form promptly upon written or oral request.

Equitable represents that the fees and charges deducted under the Certificates described in this Registration Statement, in the aggregate, in each case, are reasonable in relation to the services rendered, the expenses to be incurred, and the risks assumed by Equitable under the respective Certificates. Equitable bases its representation on its assessment of all of the facts and circumstances, including such relevant factors as: the nature and extent of such services, expenses and risks, the need for Equitable to earn a profit, the degree to which the Certificates include innovative features, and regulatory standards for the grant of exemptive relief under the Investment Company Act of 1940 used prior to October 1996, including the range of industry practice. This representation applies to all certificates sold pursuant to this Registration Statement, including those sold on the terms specifically described in the prospectuses contained herein, or any variations therein, based on supplements, endorsements, data pages, or riders to any Certificate or prospectus, or otherwise.

                                   SIGNATURES

         As required by the Securities Act of 1933 and the Investment Company Act of 1940, the Registrant certifies that it meets the requirements of Securities Act Rule 485(b) for effectiveness of this amendment to the Registration Statement, and has caused this amendment to the Registration Statement to be signed on its behalf, in the City and State of New York, on this 19th day of April, 2004.


                                           SEPARATE ACCOUNT A OF
                                           THE EQUITABLE LIFE ASSURANCE SOCIETY
                                           OF THE UNITED STATES
                                                    (Registrant)

                                           By: The Equitable Life Assurance
                                               Society of the United States

                                           By: /s/ Dodie Kent
                                              ---------------------------------
                                              Dodie Kent
                                              Vice President and Counsel

                                   SIGNATURES


         As required by the Securities Act of 1933 and the Investment Company Act of 1940, the Depositor, has caused this amendment to the Registration Statement to be signed on its behalf, in the City and State of New York, on this 19th day of April, 2004.




                                           THE EQUITABLE LIFE ASSURANCE SOCIETY
                                           OF THE UNITED STATES
                                                      (Depositor)


                                           By: /s/ Dodie Kent
                                              ---------------------------------
                                              Dodie Kent
                                              Vice President and Counsel
                                              The Equitable Life Assurance
                                              Society of the United States



         As required by the Securities Act of 1933, this amendment to the Registration Statement has been signed by the following persons in the capacities and on the date indicated:

PRINCIPAL EXECUTIVE OFFICERS:

*Christopher M. Condron                    Chairman of the Board, President,
                                           Chief Executive Officer and Director

PRINCIPAL FINANCIAL OFFICER:

*Stanley B. Tulin                          Vice Chairman of the Board
                                           Chief Financial Officer and Director

PRINCIPAL ACCOUNTING OFFICER:

*Alvin H. Fenichel                         Senior Vice President and Controller


*DIRECTORS:

Bruce W. Calvert            Denis Duverne                 W. Edwin Jarmain
Christopher M. Condron      Jean-Rene Fourtou             Christina Johnson
Henri de Castries           John C. Graves                Scott D. Miller
Claus-Michael Dill          Donald J. Greene              Joseph H. Moglia
Joseph L. Dionne            Mary R. (Nina) Henderson      Peter J. Tobin
                            James F. Higgins              Stanley B. Tulin






*By: /s/ Dodie Kent
     ------------------------
         Dodie Kent
         Attorney-in-Fact

April 19, 2004

                                 EXHIBIT INDEX

EXHIBIT NO.                                                   TAG VALUE
-----------                                                   ---------

    9.(b)    Legal Opinion and Consent                        EX-99.9b
   10.(b)    Consent of Independent Public Auditors           EX-99.10b